Schedule of Investments
California Municipal Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .39%
iShares California Muni Bond ETF 42,578 $ 2,686
TOTAL INVESTMENT COMPANIES $ 2,686
MUNICIPAL BONDS - 103 .08%
Principal
Amount (000's) Value (000's)
California - 101 .70%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,659
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,156
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 8,168
5.00%, 10/01/2036 6,250 7,470
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,150
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,165
Antelope Valley-East Kern Water Agency
0.02%, 06/01/2037
(b)
2,505 2,505
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,193
5.00%, 10/01/2045 1,000 1,178
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,846
5.00%, 08/15/2031 2,700 3,341
5.00%, 08/15/2033 1,750 2,117
5.00%, 08/15/2034 2,000 2,457
5.00%, 02/01/2035 2,000 2,304
5.00%, 11/15/2046
(c)
4,504 5,512
5.00%, 11/15/2048 2,785 3,385
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,179
California Housing Finance
4.25%, 01/15/2035 8,803 10,318
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,660
5.00%, 08/01/2036 2,250 2,908
5.00%, 08/01/2037 1,000 1,289
5.00%, 08/01/2038 1,175 1,510
5.00%, 08/01/2039 1,130 1,449
California Municipal Finance Authority
2.40%, 10/01/2044
(b)
4,000 4,482
4.00%, 07/15/2029 11,000 12,402
4.00%, 10/01/2039 2,150 2,393
5.00%, 05/15/2033 1,000 1,218
5.00%, 05/15/2034 1,000 1,214
5.00%, 12/31/2034 7,550 9,322
5.00%, 12/31/2036 3,000 3,683
5.00%, 05/15/2038 2,000 2,400
5.00%, 12/31/2038 5,500 6,721
5.00%, 10/01/2044 1,000 1,173
5.25%, 11/01/2036 4,000 4,705
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 736
5.00%, 05/15/2044
(a)
5,000 6,121
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 12,492
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Pollution Control Financing Authority
0.30%, 08/01/2023
(b),(d)
$ 3,950 $ 3,950
3.00%, 11/01/2025 10,500 11,772
3.25%, 12/01/2027
(b)
2,000 2,195
4.30%, 07/01/2040 3,400 3,928
5.00%, 07/01/2029
(d)
1,000 1,239
5.00%, 07/01/2030
(d)
2,000 2,146
5.00%, 07/01/2037
(d)
10,000 10,695
5.00%, 07/01/2039
(d)
4,250 5,141
5.00%, 11/21/2045
(d)
1,500 1,790
California Public Finance Authority
0.01%, 08/01/2052
(b)
1,000 1,000
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,237
5.00%, 08/01/2038
(d)
1,000 1,201
California State Public Works Board
5.00%, 11/01/2037 1,375 1,486
5.00%, 10/01/2039 4,500 5,221
California State University
5.00%, 11/01/2037 2,000 2,489
California Statewide Communities Development
Authority
0.03%, 08/01/2035
(b)
1,810 1,810
0.07%, 07/15/2040
(b)
5,500 5,500
3.00%, 06/01/2029
(d)
750 770
4.00%, 02/01/2022 830 839
4.00%, 02/01/2025 940 970
4.00%, 09/02/2029 1,000 1,127
4.00%, 07/01/2048 1,800 2,033
5.00%, 10/01/2028 1,875 2,172
5.00%, 11/01/2032
(d)
1,135 1,329
5.00%, 05/15/2034 4,855 5,517
5.00%, 06/01/2034
(d)
375 437
5.00%, 09/02/2034 1,000 1,210
5.00%, 12/01/2036
(d)
5,000 5,784
5.00%, 04/01/2038
(b)
10,000 13,624
5.00%, 09/02/2038 3,000 3,594
5.00%, 06/01/2039
(d)
475 546
5.00%, 09/02/2039 945 1,138
5.00%, 09/02/2039 900 1,066
5.00%, 09/02/2039 745 885
5.00%, 05/15/2040 3,500 3,920
5.00%, 09/02/2040 1,000 1,190
5.00%, 12/01/2041
(d)
1,100 1,260
5.00%, 09/02/2044 1,425 1,666
5.00%, 12/01/2046
(d)
1,620 1,843
5.00%, 09/02/2048 940 1,114
5.00%, 09/02/2049 600 702
5.00%, 06/01/2051
(d)
1,950 2,199
5.25%, 12/01/2034 3,500 3,970
5.25%, 12/01/2038
(d)
1,000 1,213
5.25%, 12/01/2043
(d)
3,825 4,586
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,070
6.00%, 05/01/2043 1,550 1,565
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,476
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,255
City of Irvine CA
4.00%, 09/02/2038 1,000 1,199
5.00%, 09/01/2049 2,000 2,233
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,374

Schedule of Investments
California Municipal Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
4.00%, 05/15/2036 $ 5,000 $ 6,174
5.00%, 05/15/2026 1,000 1,188
5.00%, 05/15/2026 3,500 4,317
5.00%, 05/15/2028 3,175 4,116
5.00%, 05/15/2031 295 322
5.00%, 05/15/2035 5,425 6,938
5.00%, 05/15/2036 1,500 1,743
5.00%, 05/15/2037
(c)
3,463 4,401
5.00%, 05/15/2038 1,155 1,464
5.00%, 05/15/2039
(c)
2,416 3,056
5.00%, 05/15/2042
(c)
966 1,144
5.00%, 05/15/2044
(c)
6,644 8,109
5.00%, 05/15/2044
(c)
2,980 3,723
5.00%, 05/15/2044
(c)
443 543
5.00%, 05/15/2047
(c)
2,819 3,404
5.25%, 05/15/2048
(c)
1,611 2,002
City of Oroville CA
5.25%, 04/01/2049 2,500 2,920
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,737
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,241
5.00%, 11/01/2036 2,010 2,084
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,681
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,283
Contra Costa County Schools Pooled Notes
2.00%, 12/01/2021
(f)
4,500 4,559
County of Riverside CA
4.00%, 06/30/2021 5,000 5,081
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,621
5.00%, 07/01/2037 2,000 2,446
CSCDA Community Improvement Authority
4.00%, 08/01/2056
(d),(f)
5,450 6,025
5.00%, 01/01/2054
(d)
5,000 5,889
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,288
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 11
Eastern Municipal Water District
4.00%, 09/01/2050 650 724
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 595
Foothill-De Anza Community College District
5.00%, 08/01/2040 1,500 1,537
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,232
5.00%, 06/01/2028 7,035 8,823
5.25%, 06/01/2047 7,500 7,832
5.30%, 06/01/2037 9,100 9,512
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,343
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,122
Irvine Ranch Water District
0.01%, 10/01/2041
(b)
1,300 1,300
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
La Verne Public Financing Authority
7.25%, 09/01/2026 $ 525 $ 527
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,784
5.50%, 11/15/2030 1,010 1,393
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036 7,000 8,733
4.00%, 06/01/2037 1,475 1,831
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,408
5.00%, 08/01/2042 1,400 1,497
5.00%, 12/01/2045
(c)
5,500 6,537
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,417
Los Angeles Department of Water & Power Power
System Revenue
0.01%, 07/01/2034
(b)
500 500
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,416
5.25%, 07/01/2042 6,500 8,199
Marin Healthcare District
5.00%, 08/01/2034 1,000 1,178
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,811
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,858
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,417
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,713
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,126
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,248
5.00%, 03/01/2047 1,500 1,810
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,988
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,417
4.00%, 08/01/2037
(a)
1,505 1,750
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,224
5.00%, 09/01/2029
(a)
1,000 1,215
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,297
Pomona Unified School District (credit support
from National Public Finance Guarantee Corp )
6.15%, 08/01/2030
(a)
1,000 1,060
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,071
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,990
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 3,018

Schedule of Investments
California Municipal Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 $ 4,540 $ 5,517
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,259
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,505
5.00%, 11/01/2036
(a)
3,330 4,217
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
855 496
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 148
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,157
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,798
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,481
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,765
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,804
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,771
5.00%, 07/01/2037 2,300 2,710
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,293
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,800
4.00%, 07/01/2038 2,000 2,394
4.00%, 07/01/2044 1,000 1,148
5.00%, 07/01/2042 5,000 6,071
5.00%, 07/01/2044 2,000 2,519
5.00%, 07/01/2049 1,500 1,845
San Diego County Water Authority
5.00%, 05/01/2031
(f)
1,000 1,423
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,225
5.00%, 08/01/2030 1,000 1,386
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 2,596
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050 2,000 2,169
4.00%, 08/01/2033 1,500 1,877
4.00%, 08/01/2045 3,000 3,622
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,618
4.00%, 07/01/2037 2,500 2,973
San Francisco City & County Airport Comm-San
Francisco International Airport
0.02%, 05/01/2058
(b)
2,400 2,400
5.00%, 05/01/2031 1,000 1,223
5.00%, 05/01/2034 1,000 1,279
5.00%, 05/01/2038 2,500 3,224
5.00%, 05/01/2042 1,500 1,819
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 $ 7,800 $ 8,813
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,024
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,188
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,534
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 900 1,047
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,807
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,986
4.00%, 08/01/2038 2,975 3,532
4.00%, 08/01/2039 1,510 1,790
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,780
5.00%, 11/01/2029 2,725 3,588
5.25%, 07/01/2029 695 709
5.25%, 07/01/2031 695 709
State of California
0.01%, 05/01/2034
(b)
5,800 5,800
0.01%, 05/01/2034
(b)
3,200 3,200
0.01%, 05/01/2034
(b)
1,300 1,300
2.45%, 12/01/2031 305 311
4.00%, 09/01/2033 1,580 1,862
5.00%, 09/01/2034 5,000 6,204
5.00%, 02/01/2038 1,450 1,580
5.00%, 04/01/2043 3,380 3,700
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,710
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,343
5.00%, 06/01/2035 500 668
5.00%, 06/01/2036 2,645 3,516
5.00%, 06/01/2048 5,000 6,348
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 530
5.00%, 10/01/2035 500 649
5.00%, 10/01/2037 700 903
5.00%, 10/01/2038 1,000 1,286
5.00%, 10/01/2045 1,500 1,892
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,186
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,138
Tustin Public Financing Authority
5.00%, 04/01/2041 1,000 1,008
University of California
5.00%, 05/15/2044 1,000 1,140
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,998
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,797
$ 700,059
Guam - 1 .38%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,882
5.00%, 01/01/2050 4,390 5,440

Schedule of Investments
California Municipal Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Guam (continued)
Port Authority of Guam
5.00%, 07/01/2048 $ 1,000 $ 1,192
$ 9,514
TOTAL MUNICIPAL BONDS $ 709,573
Total Investments $ 712,259
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.93)%
Notes with interest rates of 0.07% - 0.12% at
January 31, 2021 and contractual maturities of
collateral of 2023-2027.
(g)
$ (20,146) (20,146)
Total Net Investments $ 692,113
Other Assets and Liabilities -  (0.54)% (3,712)
TOTAL NET ASSETS - 100.00% $ 688,401
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See accompanying notes for additional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,563 or 9.96% of net assets.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 74 .59%
General Obligation Unlimited 11 .87%
Insured 8 .75%
Special Assessment 2 .70%
Prerefunded 1 .73%
Revenue Notes 1 .40%
Tax Allocation 1 .10%
Certificate Participation 0 .51%
Special Tax 0 .43%
Investment Companies 0 .39%
Liability For Floating Rate Notes Issued ( 2 .93 ) %
Other Assets and Liabilities
( 0 .54 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7 .37 % Shares Held Value (000's)
Money Market Funds - 7 .37%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
17,072,771 $ 17,072
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
757,497,769 757,498
$ 774,570
TOTAL INVESTMENT COMPANIES $ 774,570
COMMON STOCKS - 0 .25 % Shares Held Value (000's)
Oil & Gas - 0 .06%
Whiting Petroleum Corp
(d)
294,723 $ 5,995
Transportation - 0 .19%
Trailer Bridge Inc
(d),(e),(f),(g)
178,279 20,457
TOTAL COMMON STOCKS $ 26,452
BONDS - 58 .73%
Principal
Amount (000's) Value (000's)
Airlines - 0 .66%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(h)
$ 30,000 $ 33,505
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(h)
17,992 19,905
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,768 7,104
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,867 8,705
$ 69,219
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,784
Automobile Floor Plan Asset Backed Securities - 0 .97%
Ford Credit Floorplan Master Owner Trust A
0.53%, 10/15/2023 1,000 1,002
1.00 x 1 Month USD LIBOR + 0.40%
0.73%, 09/15/2024 40,000 40,256
1.00 x 1 Month USD LIBOR + 0.60%
Navistar Financial Dealer Note Master Owner
Trust II
0.77%, 05/25/2024
(h)
14,000 14,022
1.00 x 1 Month USD LIBOR + 0.64%
Nissan Master Owner Trust Receivables
0.56%, 11/15/2023 20,000 20,052
1.00 x 1 Month USD LIBOR + 0.43%
0.69%, 02/15/2024 26,845 26,987
1.00 x 1 Month USD LIBOR + 0.56%
$ 102,319
Automobile Manufacturers - 1 .06%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 30,042
0.55%, 07/12/2024 15,000 14,979
1.95%, 05/20/2022 48,000 48,984
2.30%, 09/09/2026 7,000 7,507
3.80%, 09/20/2021
(h)
10,000 10,225
$ 111,737
Banks - 11 .28%
Bank of America Corp
0.81%, 10/24/2024
(i)
20,000 20,119
United States Secured Overnight Financing
Rate + 0.74%
2.46%, 10/22/2025
(i)
35,000 37,067
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(i)
15,000 15,459
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(i)
8,000 8,802
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 11,320
3.97%, 02/07/2030
(i)
8,000 9,243
3 Month USD LIBOR + 1.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.75%, 06/01/2028
(j)
$ 2,000 $ 2,636
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 18,037
1.65%, 01/28/2031 10,000 9,997
2.10%, 10/24/2024 50,000 52,991
2.20%, 08/16/2023 9,500 9,920
2.80%, 05/04/2026 8,000 8,741
3.00%, 10/30/2028 9,000 9,938
Citigroup Inc
0.78%, 10/30/2024
(i)
9,000 9,027
United States Secured Overnight Financing
Rate + 0.69%
2.98%, 11/05/2030
(i)
51,000 55,069
United States Secured Overnight Financing
Rate + 1.42%
3.88%, 03/26/2025 23,000 25,491
4.45%, 09/29/2027 8,000 9,319
4.50%, 01/14/2022 4,900 5,095
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,807
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 62,448
2.60%, 06/15/2022 10,000 10,287
3.65%, 01/25/2024 14,000 15,211
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(i)
15,000 15,017
United States Secured Overnight Financing
Rate + 0.54%
1.99%, 01/27/2032
(i)
15,000 15,016
United States Secured Overnight Financing
Rate + 1.09%
3.50%, 11/16/2026 21,000 23,355
3.63%, 01/22/2023 7,000 7,435
3.81%, 04/23/2029
(i)
13,000 14,876
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 26,741
5.25%, 07/27/2021 13,000 13,316
JPMorgan Chase & Co
1.05%, 11/19/2026
(i)
9,000 9,007
United States Secured Overnight Financing
Rate + 0.80%
2.53%, 11/19/2041
(i)
9,000 8,897
United States Secured Overnight Financing
Rate + 1.51%
2.74%, 10/15/2030
(i)
47,000 50,258
United States Secured Overnight Financing
Rate + 1.51%
3.25%, 09/23/2022 5,000 5,244
3.63%, 05/13/2024 15,900 17,493
3.68%, 04/30/2021
(k)
3,911 3,889
3 Month USD LIBOR + 3.47%
3.90%, 07/15/2025 8,000 9,005
KeyCorp
2.25%, 04/06/2027 30,000 31,952
2.55%, 10/01/2029 50,000 53,258
Morgan Stanley
0.86%, 10/21/2025
(i)
7,500 7,529
United States Secured Overnight Financing
Rate + 0.75%
1.79%, 02/13/2032
(i)
10,000 9,846
United States Secured Overnight Financing
Rate + 1.03%
1.93%, 04/28/2032
(i)
6,250 6,226
United States Secured Overnight Financing
Rate + 1.02%

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.70%, 01/22/2031
(i)
$ 38,000 $ 40,341
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(i)
12,000 12,802
United States Secured Overnight Financing
Rate + 1.15%
3.95%, 04/23/2027 10,000 11,442
4.00%, 07/23/2025 5,000 5,667
4.88%, 11/01/2022 2,000 2,150
5.50%, 07/28/2021 5,900 6,050
6.25%, 08/09/2026 4,000 5,074
PNC Bank NA
2.70%, 10/22/2029 53,000 56,850
2.95%, 02/23/2025 10,000 10,872
3.10%, 10/25/2027 4,750 5,333
PNC Financial Services Group Inc/The
6.75%, 08/01/2021
(i),(k)
19,800 20,122
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(i)
52,000 55,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 22,091
3.30%, 05/15/2026 5,000 5,581
Truist Financial Corp
2.70%, 01/27/2022 9,500 9,712
US Bancorp
2.95%, 07/15/2022 5,000 5,184
3.00%, 03/15/2022 2,000 2,057
3.00%, 07/30/2029 6,000 6,597
3.15%, 04/27/2027 3,800 4,251
3.60%, 09/11/2024 12,000 13,252
3.90%, 04/26/2028 5,000 5,869
4.13%, 05/24/2021 3,000 3,026
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 36,066
2.80%, 01/27/2025 7,000 7,582
Wells Fargo & Co
2.41%, 10/30/2025
(i)
32,000 33,798
3 Month USD LIBOR + 0.83%
2.88%, 10/30/2030
(i)
32,000 34,340
3 Month USD LIBOR + 1.17%
3.07%, 01/24/2023 16,000 16,429
$ 1,184,988
Beverages - 0 .65%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 41,925
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 26,403
$ 68,328
Biotechnology - 2 .01%
Amgen Inc
2.20%, 02/21/2027 11,500 12,162
2.45%, 02/21/2030 40,000 42,148
3.63%, 05/15/2022 8,000 8,276
Biogen Inc
2.25%, 05/01/2030 65,000 66,771
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,973
2.60%, 10/01/2040 19,000 18,548
3.50%, 02/01/2025 10,000 11,028
3.65%, 03/01/2026 21,000 23,659
4.40%, 12/01/2021 9,900 10,135
$ 211,700
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .75%
Air Liquide Finance SA
2.25%, 09/10/2029
(h)
$ 24,000 $ 25,537
Westlake Chemical Corp
3.38%, 06/15/2030 4,500 4,914
3.60%, 08/15/2026 43,000 48,040
$ 78,491
Commercial Services - 0 .32%
ERAC USA Finance LLC
3.30%, 10/15/2022
(h)
7,000 7,332
4.50%, 08/16/2021
(h)
6,000 6,129
7.00%, 10/15/2037
(h)
13,000 19,951
$ 33,412
Computers - 0 .82%
Apple Inc
1.13%, 05/11/2025 10,000 10,225
2.05%, 09/11/2026 30,000 31,841
2.40%, 05/03/2023 14,650 15,343
3.20%, 05/11/2027 13,000 14,639
3.25%, 02/23/2026 13,000 14,498
$ 86,546
Credit Card Asset Backed Securities - 0 .74%
American Express Credit Account Master Trust
0.37%, 04/15/2024 35,000 35,049
1.00 x 1 Month USD LIBOR + 0.24%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 43,075
$ 78,124
Diversified Financial Services - 0 .45%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 8,277
5.13%, 01/20/2023 1,500 1,631
6.25%, 01/15/2036 10,325 13,751
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 19,000 21,961
4.85%, 01/15/2027 1,750 2,075
$ 47,695
Electric - 8 .62%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 25,715
Alabama Power Co
1.45%, 09/15/2030 25,000 24,708
3.45%, 10/01/2049 42,000 47,303
Alliant Energy Finance LLC
1.40%, 03/15/2026
(h)
4,500 4,530
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,518
Berkshire Hathaway Energy Co
2.85%, 05/15/2051
(h)
23,000 22,770
4.05%, 04/15/2025
(h)
10,000 11,267
Black Hills Corp
2.50%, 06/15/2030 15,000 15,657
3.05%, 10/15/2029 39,500 43,038
3.15%, 01/15/2027 7,500 8,256
4.35%, 05/01/2033 8,000 9,625
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 11,456
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 18,917
3.25%, 04/01/2028 12,000 13,414
4.20%, 09/01/2048 31,000 38,599
Entergy Texas Inc
2.55%, 06/01/2021 15,000 15,081
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,256
3.15%, 10/01/2049 25,000 27,709

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
GenOn Energy Inc - Escrow
0.00%, 10/15/2020
(d),(e),(g)
$ 9,300 $ —
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,936
3.50%, 09/30/2049 66,000 73,896
LG&E and KU Energy LLC
4.38%, 10/01/2021 5,900 5,995
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,313
Metropolitan Edison Co
3.50%, 03/15/2023
(h)
9,900 10,291
4.30%, 01/15/2029
(h)
14,000 15,685
Monongahela Power Co
3.55%, 05/15/2027
(h)
5,000 5,377
Nevada Power Co
2.40%, 05/01/2030 20,500 21,732
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 54,839
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 19,569
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(h)
13,000 12,916
2.95%, 04/01/2025
(j)
7,000 7,635
3.10%, 09/15/2049 33,500 36,883
4.10%, 11/15/2048 5,000 6,316
5.75%, 03/15/2029 21,000 27,369
PacifiCorp
5.25%, 06/15/2035 5,750 7,817
6.25%, 10/15/2037 2,500 3,660
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 17,868
Public Service Co of Colorado
3.20%, 03/01/2050 15,000 16,709
Solar Star Funding LLC
3.95%, 06/30/2035
(h)
5,837 6,107
5.38%, 06/30/2035
(h)
20,569 23,006
Southwestern Electric Power Co
2.75%, 10/01/2026 10,000 10,749
3.55%, 02/15/2022 12,900 13,216
3.85%, 02/01/2048 12,500 13,992
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 11,515
TransAlta Corp
4.50%, 11/15/2022 19,650 20,461
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,177
3.85%, 03/15/2023 19,900 21,142
4.85%, 12/01/2048 7,000 9,109
5.15%, 11/15/2021
(j)
3,000 3,077
Xcel Energy Inc
2.60%, 12/01/2029 32,000 34,241
3.50%, 12/01/2049 24,000 26,585
$ 906,002
Electronics - 0 .50%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 52,766
Environmental Control - 0 .57%
Republic Services Inc
1.75%, 02/15/2032 29,500 28,986
2.30%, 03/01/2030 16,500 17,132
3.20%, 03/15/2025 13,000 14,169
$ 60,287
Food - 0 .37%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 22,516
3.95%, 07/15/2025 15,000 16,359
$ 38,875
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .45%
NiSource Inc
2.95%, 09/01/2029 $ 29,000 $ 31,438
3.60%, 05/01/2030 14,000 15,864
$ 47,302
Healthcare - Services - 0 .65%
HCA Inc
4.13%, 06/15/2029 14,000 16,122
5.63%, 09/01/2028 2,000 2,342
5.88%, 05/01/2023 4,500 4,921
7.50%, 11/06/2033 1,950 2,677
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 9,285
2.88%, 08/15/2029 15,000 16,600
3.50%, 08/15/2039 14,000 15,891
$ 67,838
Insurance - 2 .90%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 36,279
1.85%, 03/12/2030 8,000 8,260
2.50%, 01/15/2051 12,500 11,953
2.85%, 10/15/2050 30,500 31,242
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,433
3.75%, 08/15/2021
(j)
5,000 5,095
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 34,900
4.50%, 08/15/2028 39,500 45,967
5.50%, 09/01/2022 5,000 5,374
First American Financial Corp
4.00%, 05/15/2030 28,000 31,755
4.30%, 02/01/2023 21,800 23,190
4.60%, 11/15/2024 5,000 5,529
Five Corners Funding Trust
4.42%, 11/15/2023
(h)
15,500 17,168
Prudential Financial Inc
2.10%, 03/10/2030
(j)
23,000 24,055
3.88%, 03/27/2028 7,000 8,231
4.50%, 11/16/2021 7,000 7,223
$ 304,654
Internet - 0 .85%
Amazon.com Inc
2.80%, 08/22/2024 44,000 47,496
4.05%, 08/22/2047 32,650 41,395
$ 88,891
Iron & Steel - 0 .15%
Allegheny Technologies Inc
7.88%, 08/15/2023 14,750 16,198
Lodging - 0 .55%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 45,728
3.70%, 01/15/2031 11,000 11,962
$ 57,690
Media - 1 .93%
Comcast Corp
2.65%, 02/01/2030 33,000 35,392
3.30%, 02/01/2027 10,000 11,206
3.95%, 10/15/2025 15,000 17,091
4.25%, 10/15/2030 4,500 5,417
6.45%, 03/15/2037 1,800 2,691
Discovery Communications LLC
3.63%, 05/15/2030 9,000 10,130
4.13%, 05/15/2029 22,000 25,411
5.30%, 05/15/2049 13,000 16,670
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 10,121
6.75%, 06/15/2039 6,000 8,338
7.30%, 07/01/2038 7,750 11,222

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The
2.00%, 09/01/2029 $ 28,000 $ 28,714
4.50%, 02/15/2021 7,000 7,011
6.40%, 12/15/2035 8,900 13,449
$ 202,863
Oil & Gas - 2 .04%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,382
3.12%, 05/04/2026 10,000 11,007
3.41%, 02/11/2026 13,000 14,461
3.94%, 09/21/2028 13,000 15,079
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,259
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 9,321
3.80%, 04/15/2024 35,000 37,834
Helmerich & Payne Inc
4.65%, 03/15/2025 7,000 7,818
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 10,110
Nabors Industries Inc
5.10%, 09/15/2023 5,000 4,262
Phillips 66
1.30%, 02/15/2026 11,500 11,633
4.30%, 04/01/2022 28,000 29,235
Suncor Energy Inc
2.80%, 05/15/2023 8,000 8,399
3.60%, 12/01/2024 18,000 19,807
4.00%, 11/15/2047 4,500 4,878
9.25%, 10/15/2021 9,475 10,037
W&T Offshore Inc
9.75%, 11/01/2023
(h)
6,750 5,337
$ 213,859
Oil & Gas Services - 0 .45%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(h)
10,000 10,469
4.00%, 12/21/2025
(h)
33,000 37,325
$ 47,794
Other Asset Backed Securities - 1 .05%
Drug Royalty III LP 1
1.84%, 10/15/2031
(h)
2,124 2,098
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(h)
409 409
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(h)
387 389
4.27%, 10/15/2031
(h)
2,731 2,813
PFS Financing Corp
0.68%, 09/15/2023
(h)
40,000 40,052
1.00 x 1 Month USD LIBOR + 0.55%
0.68%, 04/15/2024
(h)
13,000 13,022
1.00 x 1 Month USD LIBOR + 0.55%
Verizon Owner Trust 2019-C
0.55%, 04/22/2024 42,500 42,668
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,530
$ 109,981
Packaging & Containers - 0 .11%
Sealed Air Corp
5.50%, 09/15/2025
(h)
2,000 2,225
6.88%, 07/15/2033
(h)
6,900 9,116
$ 11,341
Pharmaceuticals - 2 .32%
AbbVie Inc
2.15%, 11/19/2021 33,000 33,472
2.30%, 11/21/2022 18,000 18,598
2.90%, 11/06/2022 14,650 15,282
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
1.13%, 11/13/2027 $ 12,500 $ 12,529
1.45%, 11/13/2030 10,000 9,809
3.20%, 06/15/2026 20,000 22,332
3.40%, 07/26/2029 27,000 30,798
3.45%, 11/15/2027 9,000 10,332
3.90%, 02/20/2028 10,500 12,302
CVS Health Corp
1.30%, 08/21/2027 14,000 14,024
3.00%, 08/15/2026 17,000 18,616
4.30%, 03/25/2028 13,000 15,258
5.05%, 03/25/2048 23,000 30,004
$ 243,356
Pipelines - 1 .63%
ANR Pipeline Co
9.63%, 11/01/2021 900 960
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,577
4.15%, 07/01/2023 10,000 10,261
4.35%, 10/15/2024 8,000 8,209
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,642
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,687
NGPL PipeCo LLC
4.88%, 08/15/2027
(h)
43,000 49,506
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 15,141
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
14,650 14,650
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,645
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,809
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,503
7.25%, 08/15/2038 10,000 14,806
$ 171,396
REITs - 9 .11%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 12,667
2.75%, 12/15/2029 14,500 15,562
3.38%, 08/15/2031 30,000 33,941
4.30%, 01/15/2026 9,900 11,426
4.90%, 12/15/2030 4,250 5,321
American Tower Corp
1.88%, 10/15/2030 20,000 19,759
2.10%, 06/15/2030 3,000 3,016
2.40%, 03/15/2025 7,000 7,395
2.75%, 01/15/2027 53,000 57,127
2.95%, 01/15/2051 10,000 9,638
3.38%, 10/15/2026 5,000 5,560
CBL & Associates LP
0.00%, 12/15/2026
(d)
13,750 5,087
Crown Castle International Corp
2.25%, 01/15/2031 13,000 13,192
3.10%, 11/15/2029 8,000 8,672
4.00%, 11/15/2049 17,000 18,996
4.30%, 02/15/2029 13,000 15,163
CubeSmart LP
2.00%, 02/15/2031 26,000 25,699
3.00%, 02/15/2030 18,000 19,290
4.00%, 11/15/2025 5,000 5,644
4.38%, 12/15/2023 8,000 8,753
4.38%, 02/15/2029 2,000 2,333

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Duke Realty LP
2.88%, 11/15/2029 $ 12,500 $ 13,633
3.25%, 06/30/2026 5,000 5,569
3.38%, 12/15/2027 25,000 28,022
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 9,224
3.63%, 01/15/2028
(j)
3,500 3,910
3.88%, 05/01/2025 5,000 5,535
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 7,517
3.00%, 01/15/2030 50,000 54,321
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 47,861
3.63%, 10/01/2029 32,000 34,096
4.75%, 01/15/2028 7,000 7,952
5.25%, 01/15/2026 8,000 9,156
Physicians Realty LP
4.30%, 03/15/2027 17,900 19,933
SBA Tower Trust
2.33%, 07/15/2052
(h)
10,000 10,584
2.84%, 01/15/2050
(h)
30,000 32,140
Service Properties Trust
4.35%, 10/01/2024 12,000 11,785
4.50%, 06/15/2023 5,000 5,032
4.65%, 03/15/2024 5,650 5,610
4.95%, 02/15/2027 5,900 5,694
5.00%, 08/15/2022 14,650 14,760
Simon Property Group LP
2.00%, 09/13/2024 32,000 33,384
2.75%, 02/01/2023 7,000 7,292
STORE Capital Corp
2.75%, 11/18/2030 18,500 18,745
4.63%, 03/15/2029 33,500 38,620
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,515
3.85%, 04/01/2027 21,000 23,644
Ventas Realty LP / Ventas Capital Corp
3.25%, 08/15/2022 9,650 9,986
Welltower Inc
2.70%, 02/15/2027 12,000 13,035
2.75%, 01/15/2031 7,000 7,372
3.10%, 01/15/2030 23,000 24,830
3.75%, 03/15/2023 3,000 3,173
4.13%, 03/15/2029 6,000 6,909
4.25%, 04/15/2028 4,000 4,637
4.50%, 01/15/2024 5,000 5,521
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 59,459
WP Carey Inc
2.40%, 02/01/2031 21,000 21,457
3.85%, 07/15/2029 30,000 33,810
$ 956,964
Savings & Loans - 0 .07%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,876
Semiconductors - 0 .29%
NVIDIA Corp
2.85%, 04/01/2030 14,000 15,400
3.50%, 04/01/2040 13,000 14,907
$ 30,307
Software - 0 .61%
Oracle Corp
2.50%, 05/15/2022 35,000 35,865
2.95%, 05/15/2025 25,900 28,147
$ 64,012
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 2 .22%
Corning Inc
2.90%, 05/15/2022 $ 5,000 $ 5,134
4.75%, 03/15/2042 4,650 5,818
5.45%, 11/15/2079 43,500 57,246
Crown Castle Towers LLC
4.24%, 07/15/2048
(h)
16,000 18,233
Qwest Corp
6.75%, 12/01/2021 20,800 21,796
Sprint Corp
7.88%, 09/15/2023 7,750 8,951
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(h)
7,219 7,283
5.15%, 03/20/2028
(h)
34,500 40,160
T-Mobile USA Inc
2.05%, 02/15/2028
(h)
10,000 10,246
2.55%, 02/15/2031
(h)
20,000 20,486
3.00%, 02/15/2041
(h)
39,000 38,396
$ 233,749
Transportation - 0 .80%
Ryder System Inc
2.90%, 12/01/2026 51,000 56,078
3.35%, 09/01/2025 25,000 27,603
Trailer Bridge Inc
0.00%, 11/15/2011
(d),(e),(g)
14,000 —
$ 83,681
Trucking & Leasing - 0 .64%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(h)
22,000 22,108
2.70%, 11/01/2024
(h)
28,000 29,895
3.45%, 07/01/2024
(h)
9,000 9,786
4.88%, 07/11/2022
(h)
5,500 5,836
$ 67,625
TOTAL BONDS $ 6,171,650
SENIOR FLOATING RATE INTERESTS
- 0 .55%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .09%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(l)
$ 9,503 $ 9,281
3 Month USD LIBOR + 2.00%
Software - 0 .46%
Ivanti Software Inc
5.75%, 11/22/2027
(l)
48,000 48,320
1 Month USD LIBOR + 4.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 57,601
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 34 .57%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .89%
3.00%, 10/01/2042 $ 6,831 $ 7,404
3.00%, 10/01/2042 6,809 7,307
3.00%, 11/01/2042 7,070 7,625
3.00%, 06/01/2043 7,496 8,036
3.00%, 12/01/2046 12,609 13,580
3.00%, 07/01/2047 11,385 12,013
3.50%, 04/01/2042 4,703 5,125
3.50%, 04/01/2045 6,323 6,951
3.50%, 03/01/2048 14,396 15,817
4.00%, 02/01/2046 9,000 9,957
9.00%, 01/01/2025 1 2
$ 93,817
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17 .63%
2.00%, 10/01/2050 52,275 54,091
2.00%, 10/01/2050 52,378 54,295
2.00%, 10/01/2050 52,466 54,389
2.00%, 11/01/2050 52,835 54,842
2.00%, 12/01/2050 52,740 54,612

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 12/01/2050 $ 52,629 $ 54,524
2.50%, 09/01/2050 51,143 54,147
2.50%, 10/01/2050 51,563 54,483
2.50%, 10/01/2050 51,346 54,246
2.50%, 10/01/2050 51,075 53,902
2.50%, 11/01/2050 51,573 54,744
2.50%, 11/01/2050 48,060 50,827
2.50%, 11/01/2050 49,816 52,805
2.50%, 11/01/2050 51,647 54,793
3.00%, 03/01/2042 5,140 5,482
3.00%, 03/01/2042 4,937 5,294
3.00%, 05/01/2042 5,592 5,994
3.00%, 06/01/2042 4,877 5,208
3.00%, 06/01/2042 5,243 5,599
3.00%, 08/01/2049 35,371 37,795
3.00%, 09/01/2049 29,497 31,173
3.00%, 10/01/2049 36,795 39,151
3.00%, 10/01/2049 33,311 35,161
3.00%, 10/01/2049 34,038 36,187
3.00%, 11/01/2049 40,622 42,802
3.00%, 11/01/2049 34,509 36,552
3.00%, 11/01/2049 36,734 39,222
3.00%, 03/01/2050 37,623 39,996
3.00%, 04/01/2050 40,050 42,732
3.00%, 09/01/2050 48,492 51,093
3.50%, 12/01/2040 3,659 4,002
3.50%, 01/01/2042 3,587 3,942
3.50%, 02/01/2043 7,031 7,730
3.50%, 03/01/2045 6,768 7,439
3.50%, 06/01/2045 9,763 10,663
3.50%, 07/01/2045 7,507 8,203
3.50%, 11/01/2045 8,493 9,232
3.50%, 06/01/2046 32,665 35,454
3.50%, 08/01/2047 22,808 24,378
3.50%, 11/01/2047 11,533 12,327
3.50%, 12/01/2047 24,120 25,732
3.50%, 09/01/2048 7,730 8,223
3.50%, 06/01/2049 19,380 20,549
3.50%, 07/01/2049 29,660 31,513
3.50%, 09/01/2049 24,320 25,837
3.50%, 09/01/2049 28,983 30,754
3.50%, 11/01/2049 25,450 27,040
3.50%, 11/01/2049 33,580 35,969
3.50%, 12/01/2049 30,781 32,691
4.00%, 09/01/2040 3,704 4,101
4.00%, 08/01/2043 5,687 6,286
4.00%, 08/01/2043 5,212 5,762
4.00%, 11/01/2043 7,079 7,897
4.00%, 11/01/2043 4,699 5,154
4.00%, 02/01/2044 6,736 7,454
4.00%, 07/01/2044 2,953 3,236
4.00%, 11/01/2044 5,050 5,543
4.00%, 09/01/2045 11,685 12,819
4.00%, 06/01/2046 24,412 26,792
4.00%, 08/01/2046 8,175 8,986
4.00%, 01/01/2047 6,832 7,365
4.00%, 08/01/2047 7,751 8,380
4.00%, 09/01/2048 16,765 17,978
4.00%, 10/01/2048 7,905 8,470
4.00%, 07/01/2049 20,076 21,504
4.00%, 09/01/2049 18,580 20,028
4.00%, 10/01/2049 34,620 37,922
4.50%, 12/01/2040 3,919 4,407
4.50%, 06/01/2046 28,656 31,922
4.50%, 05/01/2047 6,293 6,894
4.50%, 05/01/2047 6,926 7,591
4.50%, 02/01/2049 7,730 8,384
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 04/01/2032 $ 3 $ 3
$ 1,852,697
Government National Mortgage Association (GNMA) - 0 .30%
3.00%, 02/20/2046 29,151 31,163
U.S. Treasury - 15 .75%
0.63%, 08/15/2030 40,000 38,375
0.88%, 11/15/2030 40,000 39,194
1.13%, 02/28/2025 40,000 41,297
1.13%, 02/28/2027 40,000 41,198
1.13%, 08/15/2040 40,000 36,400
1.25%, 08/31/2024 40,000 41,408
1.38%, 08/31/2023 40,000 41,256
1.38%, 08/15/2050 40,000 35,606
1.50%, 11/30/2021 40,000 40,464
1.50%, 08/15/2026 40,000 42,089
1.50%, 02/15/2030 40,000 41,680
1.63%, 11/15/2022 40,000 41,072
1.63%, 02/15/2026 40,000 42,330
1.63%, 08/15/2029 40,000 42,208
1.75%, 05/15/2022 40,000 40,842
1.75%, 11/15/2029 40,000 42,627
1.88%, 08/31/2022 40,000 41,106
2.00%, 02/28/2021 40,000 40,057
2.00%, 11/15/2026 40,000 43,238
2.13%, 05/15/2025 40,000 43,027
2.25%, 11/15/2024 40,000 42,959
2.25%, 08/15/2027 40,000 43,987
2.25%, 11/15/2027 40,000 44,002
2.25%, 08/15/2046 40,000 43,689
2.25%, 08/15/2049 40,000 43,733
2.38%, 02/29/2024 40,000 42,662
2.63%, 02/28/2023 40,000 42,064
2.63%, 02/15/2029 40,000 45,358
2.75%, 11/15/2023 40,000 42,877
2.75%, 02/15/2028 40,000 45,430
2.75%, 08/15/2047 35,000 41,996
2.88%, 08/15/2028 40,000 45,962
2.88%, 05/15/2049 35,000 43,229
3.00%, 09/30/2025 40,000 44,805
3.00%, 11/15/2045
(j)
35,000 43,684
3.13%, 05/15/2021 40,000 40,344
3.13%, 11/15/2028 40,000 46,800
3.63%, 02/15/2044 35,000 47,712
3.75%, 11/15/2043 35,000 48,513
$ 1,655,280
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,632,957
Total Investments $ 10,663,230
Other Assets and Liabilities -  (1.47)% (154,534)
TOTAL NET ASSETS - 100.00% $ 10,508,696
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $58,372 or 0.56% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
Core Fixed Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $20,457 or
0.19% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $698,287 or 6.64% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $56,513 or 0.54% of net assets.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .81%
Mortgage Securities 18 .82%
Government 15 .75%
Utilities 9 .07%
Money Market Funds 7 .37%
Consumer, Non-cyclical 6 .32%
Communications 5 .00%
Energy 4 .27%
Industrial 2 .81%
Asset Backed Securities 2 .76%
Consumer, Cyclical 2 .41%
Technology 2 .18%
Basic Materials 0 .90%
Other Assets and Liabilities
( 1 .47 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 646,517 $ 1,546,434 $ 1,435,453 $ 757,498
$ 646,517 $ 1,546,434 $ 1,435,453 $ 757,498
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 20,457 0.19%
Total $ 20,457 0.19%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.13% Shares Held Value (000's)
Exchange-Traded Funds - 3.89%
iShares iBoxx High Yield Corporate Bond ETF
(a)
160,000 $ 13,915
SPDR Bloomberg Barclays High Yield Bond ETF 126,000 13,659
$ 27,574
Money Market Funds - 7.24%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
6,400,468 6,400
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
44,990,998 44,991
$ 51,391
TOTAL INVESTMENT COMPANIES $ 78,965
COMMON STOCKS - 0.09% Shares Held Value (000's)
Oil & Gas - 0.08%
EP Energy Corp
(e)
8,800 $ 352
Mesquite Energy Inc
(e),(f),(g)
407 2
Oasis Petroleum Inc
(e)
5,605 210
$ 564
Retail - 0.01%
Claire's Holdings LLC
(e)
232 44
TOTAL COMMON STOCKS $ 608
PREFERRED STOCKS - 0.54% Shares Held Value (000's)
Sovereign - 0.54%
CoBank ACB 6.20%, 01/01/2025
(h)
35,000 $ 3,868
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,868
BONDS - 63.81%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.54%
Boeing Co/The
1.95%, 02/01/2024 $ 3,840 $ 3,943
2.80%, 03/01/2024 845 888
4.88%, 05/01/2025 845 953
Raytheon Technologies Corp
3.50%, 03/15/2027 505 572
4.45%, 11/16/2038 715 874
4.50%, 06/01/2042 710 899
5.40%, 05/01/2035 215 291
Signature Aviation US Holdings Inc
5.38%, 05/01/2026
( i )
135 138
SSL Robotics LLC
9.75%, 12/31/2023
( i )
625 705
TransDigm Inc
6.25%, 03/15/2026
( i )
125 132
7.50%, 03/15/2027 530 567
8.00%, 12/15/2025
( i )
210 230
Triumph Group Inc
8.88%, 06/01/2024
( i )
640 704
$ 10,896
Agriculture - 1.00%
BAT Capital Corp
3.22%, 08/15/2024 505 545
3.56%, 08/15/2027 4,970 5,519
4.54%, 08/15/2047 25 27
JBS Investments II GmbH
7.00%, 01/15/2026
( i )
200 214
Reynolds American Inc
5.70%, 08/15/2035 635 794
$ 7,099
Airlines - 0.67%
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
( i )
3,208 3,427
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
( i ),(j)
385 399
Southwest Airlines Co
4.75%, 05/04/2023 200 217
5.25%, 05/04/2025 605 694
$ 4,737
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 3.60%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 760 $ 761
CarMax Auto Owner Trust 2020-3
0.38%, 06/15/2023 780 780
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 2,500 2,502
Drive Auto Receivables Trust 2020-2
0.66%, 07/17/2023 513 514
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2020-B
0.39%, 12/15/2022 1,466 1,467
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 786 787
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 1,220 1,221
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 1,645 1,646
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 1,500 1,502
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 1,640 1,641
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 1,950 1,952
Santander Drive Auto Receivables Trust 2020-2
0.48%, 05/15/2023 886 887
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 2,293 2,295
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 760 761
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
( i )
268 268
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
( i )
550 551
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
( i )
1,060 1,070
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 2,000 2,002
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 2,968 2,973
$ 25,580
Automobile Manufacturers - 1.73%
BMW US Capital LLC
3.80%, 04/06/2023
( i )
695 745
3.90%, 04/09/2025
( i )
1,250 1,399
Ford Motor Co
8.50%, 04/21/2023 255 286
9.00%, 04/22/2025 570 693
9.63%, 04/22/2030 45 64
Ford Motor Credit Co LLC
3.34%, 03/28/2022 500 504
3.35%, 11/01/2022 570 579
4.14%, 02/15/2023 450 463
4.25%, 09/20/2022 1,330 1,373
5.13%, 06/16/2025 215 234
General Motors Co
4.88%, 10/02/2023 1,715 1,895
6.25%, 10/02/2043 525 709
General Motors Financial Co Inc
1.25%, 01/08/2026 1,100 1,096
1.70%, 08/18/2023 360 368
3.45%, 01/14/2022 730 748
3.95%, 04/13/2024 670 729

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Navistar International Corp
6.63%, 11/01/2025
( i )
$ 243 $ 253
9.50%, 05/01/2025
( i )
100 111
$ 12,249
Automobile Parts & Equipment - 0.10%
Tenneco Inc
7.88%, 01/15/2029
( i )
625 703
Banks - 10.96%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
( i )
205 235
Banco Santander SA
2.75%, 05/28/2025 3,800 4,061
Bank of America Corp
2.68%, 06/19/2041
(k)
1,635 1,629
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(k)
425 457
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(k)
440 484
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(k)
260 282
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 4,085 4,562
4.25%, 10/22/2026 915 1,059
4.30%, 01/28/2025
(h),(k)
400 413
3 Month USD LIBOR + 2.66%
Barclays PLC
1.01%, 12/10/2024
(k)
1,000 1,003
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.85%, 05/07/2026
(k)
1,100 1,171
3 Month USD LIBOR + 2.45%
5.20%, 05/12/2026 500 578
BNP Paribas SA
2.22%, 06/09/2026
( i ),(k)
2,200 2,299
United States Secured Overnight Financing
Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 255 270
5.80%, 06/15/2022
(a),(h),(k)
310 315
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(k)
1,125 1,220
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(k)
2,660 2,983
3 Month USD LIBOR + 1.15%
4.65%, 07/30/2045 1,850 2,409
4.65%, 07/23/2048 185 243
4.70%, 01/30/2025
(h),(k)
510 521
United States Secured Overnight Financing
Rate + 3.23%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,817
Credit Suisse Group AG
2.19%, 06/05/2026
( i ),(k)
1,500 1,559
United States Secured Overnight Financing
Rate + 2.04%
4.19%, 04/01/2031
( i ),(k)
250 290
United States Secured Overnight Financing
Rate + 3.73%
4.88%, 05/15/2045 375 503
5.25%, 02/11/2027
(h),( i ),(k),(l)
1,885 1,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
3.00%, 09/20/2022
( i ),(k)
$ 2,250 $ 2,282
3 Month USD LIBOR + 1.25%
Deutsche Bank AG
4.30%, 05/24/2028
(k)
590 605
USD Swap Semi-Annual 5 Year + 2.25%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(k)
1,700 1,748
United States Secured Overnight Financing
Rate + 2.16%
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 405 440
3.85%, 01/26/2027 2,403 2,716
6.75%, 10/01/2037 465 687
HSBC Holdings PLC
1.65%, 04/18/2026
(k)
1,130 1,152
United States Secured Overnight Financing
Rate + 1.54%
2.63%, 11/07/2025
(k)
500 530
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 840 924
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/2031
( i ),(k),(l)
1,150 1,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
JPMorgan Chase & Co
2.08%, 04/22/2026
(k)
1,435 1,500
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(k)
105 126
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 335 456
5.50%, 10/15/2040 345 490
Lloyds Banking Group PLC
3.87%, 07/09/2025
(k)
1,900 2,088
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(k)
1,500 1,506
United States Secured Overnight Financing
Rate + 0.75%
0.99%, 12/10/2026
(k)
5,000 4,986
United States Secured Overnight Financing
Rate + 0.72%
2.19%, 04/28/2026
(k)
335 351
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(k)
380 432
United States Secured Overnight Financing
Rate + 3.12%
4.05%, 04/15/2021
(h)
351 351
3 Month USD LIBOR + 3.81%
4.35%, 09/08/2026 2,000 2,327
5.00%, 11/24/2025 995 1,174
6.38%, 07/24/2042 130 204
Natwest Group PLC
5.13%, 05/28/2024 3,164 3,555
6.00%, 12/29/2025
(h),(k),(l)
1,020 1,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
( i )
475 494
Popular Inc
6.13%, 09/14/2023 145 156
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(k)
1,510 1,526
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
2.82%, 01/30/2026
( i ),(k)
$ 1,020 $ 1,081
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(h),( i ),(k),(l)
510 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,415 1,459
TC Ziraat Bankasi AS
5.38%, 03/02/2026
( i ),(j)
350 350
UBS Group AG
1.01%, 07/30/2024
( i ),(k)
710 716
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
1.36%, 01/30/2027
( i ),(k)
460 464
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
6.88%, 03/22/2021
(h),(k),(l)
1,115 1,121
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
Wells Fargo & Co
2.39%, 06/02/2028
(k)
1,500 1,582
United States Secured Overnight Financing
Rate + 2.10%
3.75%, 01/24/2024 360 392
4.40%, 06/14/2046 465 554
Westpac Banking Corp
4.11%, 07/24/2034
(k)
125 140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 760 926
$ 77,776
Beverages - 1.24%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 953
4.90%, 02/01/2046 1,320 1,646
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,498
Central American Bottling Corp
5.75%, 01/31/2027
( i )
210 223
Constellation Brands Inc
2.88%, 05/01/2030 200 215
3.15%, 08/01/2029 975 1,071
3.70%, 12/06/2026 2,140 2,434
4.40%, 11/15/2025 660 764
Corp Lindley SA
6.75%, 11/23/2021
( i )
7 7
6.75%, 11/23/2021 7 7
$ 8,818
Building Materials - 0.56%
Builders FirstSource Inc
5.00%, 03/01/2030
( i )
145 155
6.75%, 06/01/2027
( i )
242 260
Carrier Global Corp
2.24%, 02/15/2025 630 662
Cemex SAB de CV
3.88%, 07/11/2031
( i )
400 401
5.20%, 09/17/2030
( i )
450 489
Norbord Inc
5.75%, 07/15/2027
( i )
645 694
SRM Escrow Issuer LLC
6.00%, 11/01/2028
( i )
865 909
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
( i )
390 411
$ 3,981
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.65%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
( i )
$ 250 $ 254
CF Industries Inc
4.95%, 06/01/2043 310 370
5.15%, 03/15/2034 132 162
Consolidated Energy Finance SA
3.97%, 06/15/2022
( i )
250 246
3 Month USD LIBOR + 3.75%
DuPont de Nemours Inc
5.32%, 11/15/2038 525 697
5.42%, 11/15/2048 100 141
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 290
Element Solutions Inc
3.88%, 09/01/2028
( i )
902 908
Equate Petrochemical BV
3.00%, 03/03/2022 375 382
LYB International Finance III LLC
2.88%, 05/01/2025 575 618
MEGlobal Canada ULC
5.88%, 05/18/2030 350 435
NOVA Chemicals Corp
5.25%, 08/01/2023
( i )
130 130
$ 4,633
Commercial Mortgage Backed Securities - 1.73%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,000 1,113
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
( i ),(m)
500 437
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.06%, 12/15/2039
(m),(n)
482 11
GS Mortgage Securities Trust 2012-GCJ7
2.04%, 05/10/2045
(m),(n)
8,817 91
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(m)
800 816
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,667
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
( i ),(m)
800 807
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.49%, 12/15/2047
(m),(n)
9,904 217
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.79%, 02/15/2047
(m)
2,700 2,697
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.74%, 04/15/2047
(m),(n)
23,420 379
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.92%, 11/15/2047
(m),(n)
7,576 168
3.91%, 11/15/2047
( i ),(m)
1,000 656
LB-UBS Commercial Mortgage Trust 2005-C3
0.78%, 07/15/2040
( i ),(m),(n)
1,033 2
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.30%, 08/15/2046
(m),(n)
18,278 102
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
(m),(n)
19,892 479
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.04%, 10/15/2030
( i ),(m),(n)
21,501 273

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.60%, 12/10/2045
( i ),(m),(n)
$ 18,719 $ 393
$ 12,308
Commercial Services - 0.32%
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
( i )
350 346
6.25%, 01/15/2028
( i )
325 346
Refinitiv US Holdings Inc
8.25%, 11/15/2026
( i )
335 365
Tms International Holding Corp
7.25%, 08/15/2025
( i )
335 340
United Rentals North America Inc
3.88%, 02/15/2031 400 418
4.88%, 01/15/2028 324 346
5.88%, 09/15/2026 95 100
$ 2,261
Computers - 0.19%
Apple Inc
4.65%, 02/23/2046 555 750
Dell International LLC / EMC Corp
5.45%, 06/15/2023
( i )
570 626
$ 1,376
Consumer Products - 0.49%
Central Garden & Pet Co
4.13%, 10/15/2030 335 350
Kimberly-Clark Corp
1.05%, 09/15/2027 2,900 2,916
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
( i )
175 178
$ 3,444
Credit Card Asset Backed Securities - 0.88%
Barclays Dryrock Issuance Trust
0.46%, 07/15/2024 3,250 3,256
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.33%, 04/17/2023 1,247 1,247
1.00 x 1 Month USD LIBOR + 0.20%
0.68%, 06/15/2023 1,750 1,754
1.00 x 1 Month USD LIBOR + 0.55%
$ 6,257
Distribution & Wholesale - 0.01%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
( i )
60 62
Diversified Financial Services - 1.96%
AerCap Holdings NV
5.88%, 10/10/2079
(k)
340 345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,960
4.50%, 09/15/2023 1,670 1,808
Air Lease Corp
2.88%, 01/15/2026 1,495 1,575
3.38%, 07/01/2025 890 956
Ally Financial Inc
4.63%, 03/30/2025 650 739
5.80%, 05/01/2025 1,075 1,273
Avation Capital SA
6.50%, 05/15/2021
( i )
200 147
Brookfield Finance Inc
4.00%, 04/01/2024 1,138 1,249
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
5.13%, 12/31/2024
( i )
$ 155 $ 159
6.63%, 03/15/2026 555 588
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
( i ),(m),(o)
171 153
ILFC E-Capital Trust II
3.48%, 12/21/2065
( i ),(m)
155 125
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
( i )
100 103
Navient Corp
5.00%, 03/15/2027 10 10
6.63%, 07/26/2021 175 179
6.75%, 06/15/2026 250 276
OneMain Finance Corp
5.63%, 03/15/2023 190 203
6.63%, 01/15/2028 490 572
6.88%, 03/15/2025 400 459
8.88%, 06/01/2025 55 62
$ 13,941
Electric - 1.81%
Avangrid Inc
3.20%, 04/15/2025 1,115 1,218
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
( i )
200 204
CMS Energy Corp
3.00%, 05/15/2026 275 302
4.70%, 03/31/2043 110 134
Commonwealth Edison Co
4.00%, 03/01/2049 405 497
Dominion Energy Inc
4.25%, 06/01/2028 475 565
DTE Electric Co
3.95%, 03/01/2049 100 125
DTE Energy Co
1.05%, 06/01/2025 150 151
3.40%, 06/15/2029 700 785
6.38%, 04/15/2033 81 115
Elwood Energy LLC
8.16%, 07/05/2026 75 80
Enel Chile SA
4.88%, 06/12/2028 630 740
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 222
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
( i )
270 286
4.50%, 09/15/2027
( i )
70 78
NRG Energy Inc
3.38%, 02/15/2029
( i )
100 102
5.25%, 06/15/2029
( i )
355 390
7.25%, 05/15/2026 180 189
Oryx Funding Ltd
5.80%, 02/03/2031
( i ),(j)
350 358
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,765
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
( i )
168 178
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
( i )
2,660 2,670
Southern California Edison Co
4.20%, 03/01/2029 460 537
4.88%, 03/01/2049 500 630
State Grid Overseas Investment 2016 Ltd
3.50%, 05/04/2027 250 281
Tucson Electric Power Co
4.85%, 12/01/2048 100 130

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric and Power Co
4.60%, 12/01/2048 $ 95 $ 126
$ 12,858
Electrical Components & Equipment - 0.21%
Energizer Holdings Inc
4.38%, 03/31/2029
( i )
185 189
4.75%, 06/15/2028
( i )
285 297
WESCO Distribution Inc
7.13%, 06/15/2025
( i )
270 295
7.25%, 06/15/2028
( i )
625 702
$ 1,483
Electronics - 0.01%
Sensata Technologies Inc
3.75%, 02/15/2031
( i )
52 53
Energy - Alternate Sources - 0.04%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
( i )
275 278
Engineering & Construction - 0.10%
MasTec Inc
4.50%, 08/15/2028
( i )
660 695
Entertainment - 0.48%
Boyne USA Inc
7.25%, 05/01/2025
( i )
365 380
Caesars Entertainment Inc
6.25%, 07/01/2025
( i )
993 1,051
Enterprise Development Authority/The
12.00%, 07/15/2024
( i )
115 129
International Game Technology PLC
5.25%, 01/15/2029
( i )
380 406
6.50%, 02/15/2025
( i )
250 277
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
( i )
330 337
Scientific Games International Inc
5.00%, 10/15/2025
( i )
680 701
8.63%, 07/01/2025
( i )
125 135
$ 3,416
Food - 1.10%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
( i )
120 123
4.63%, 01/15/2027
( i )
525 550
5.75%, 03/15/2025 7 7
5.88%, 02/15/2028
( i )
355 383
Cencosud SA
4.38%, 07/17/2027
( i )
475 532
Conagra Brands Inc
1.38%, 11/01/2027 2,865 2,861
Fresh Market Inc /The
9.75%, 05/01/2023
( i )
150 155
Ingles Markets Inc
5.75%, 06/15/2023 81 82
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
( i )
475 488
Kraft Heinz Foods Co
3.75%, 04/01/2030 85 91
4.25%, 03/01/2031 495 556
4.38%, 06/01/2046 376 399
Mars Inc
2.38%, 07/16/2040
( i )
815 808
Post Holdings Inc
4.63%, 04/15/2030
( i )
215 224
5.00%, 08/15/2026
( i )
535 552
$ 7,811
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.17%
Clearwater Paper Corp
4.75%, 08/15/2028
( i )
$ 155 $ 160
Inversiones CMPC SA
3.85%, 01/13/2030
( i )
500 554
Mercer International Inc
5.13%, 02/01/2029
( i )
85 86
Suzano Austria GmbH
3.75%, 01/15/2031 415 441
$ 1,241
Gas - 0.12%
NiSource Inc
0.95%, 08/15/2025 885 886
Healthcare - Products - 0.43%
Abbott Laboratories
4.90%, 11/30/2046 700 989
Boston Scientific Corp
3.45%, 03/01/2024 785 849
4.55%, 03/01/2039 605 752
4.70%, 03/01/2049 145 191
Hologic Inc
3.25%, 02/15/2029
( i )
260 264
$ 3,045
Healthcare - Services - 0.83%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
( i )
515 542
Centene Corp
3.00%, 10/15/2030 535 560
4.25%, 12/15/2027 680 719
5.38%, 06/01/2026
( i )
420 441
CHS/Community Health Systems Inc
5.63%, 03/15/2027
( i )
40 42
8.00%, 03/15/2026
( i )
880 946
DaVita Inc
4.63%, 06/01/2030
( i )
250 263
HCA Inc
3.50%, 09/01/2030 765 793
5.88%, 05/01/2023 330 361
Legacy LifePoint Health LLC
6.75%, 04/15/2025
( i )
255 272
Tenet Healthcare Corp
4.63%, 09/01/2024
( i )
110 113
7.50%, 04/01/2025
( i )
115 124
UnitedHealth Group Inc
2.75%, 05/15/2040 530 548
3.50%, 08/15/2039 150 170
$ 5,894
Home Builders - 0.46%
Empire Communities Corp
7.00%, 12/15/2025
( i )
535 565
Forestar Group Inc
5.00%, 03/01/2028
( i )
340 354
8.00%, 04/15/2024
( i )
560 587
KB Home
7.63%, 05/15/2023 110 121
Lennar Corp
4.75%, 05/30/2025 300 342
4.88%, 12/15/2023 125 138
LGI Homes Inc
6.88%, 07/15/2026
( i )
495 523
Picasso Finance Sub Inc
6.13%, 06/15/2025
( i )
220 235
Williams Scotsman International Inc
4.63%, 08/15/2028
( i )
360 371
$ 3,236

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.10%
First NLC Trust 2005-1
0.64%, 05/25/2035 $ 217 $ 205
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.82%, 03/25/2035 262 183
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.89%, 02/25/2035 303 296
1.00 x 1 Month USD LIBOR + 0.77%
$ 684
Insurance - 1.89%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g),( i ),(j)
310 310
AIA Group Ltd
3.20%, 09/16/2040
( i )
3,550 3,694
American International Group Inc
3.90%, 04/01/2026 85 96
4.50%, 07/16/2044 288 353
Arch Capital Group Ltd
3.64%, 06/30/2050 1,035 1,150
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 3,940 3,916
Markel Corp
3.35%, 09/17/2029 65 72
4.30%, 11/01/2047 350 437
Pricoa Global Funding I
3.45%, 09/01/2023
( i )
1,275 1,376
XLIT Ltd
4.45%, 03/31/2025 1,780 2,025
$ 13,429
Internet - 1.09%
Alibaba Group Holding Ltd
3.60%, 11/28/2024 250 273
Alphabet Inc
1.90%, 08/15/2040 1,610 1,516
2.25%, 08/15/2060 855 774
Amazon.com Inc
2.50%, 06/03/2050 800 790
2.70%, 06/03/2060 265 266
B2W Digital Lux Sarl
4.38%, 12/20/2030
( i )
500 519
Baidu Inc
3.08%, 04/07/2025 300 320
4.38%, 05/14/2024 375 413
Expedia Group Inc
3.60%, 12/15/2023
( i )
495 527
Meituan
2.13%, 10/28/2025
( i )
450 459
Netflix Inc
4.38%, 11/15/2026 455 520
4.88%, 06/15/2030
( i )
305 369
Prosus NV
3.68%, 01/21/2030
( i )
325 351
Tencent Holdings Ltd
3.80%, 02/11/2025
( i )
250 273
3.98%, 04/11/2029
( i )
350 393
$ 7,763
Investment Companies - 0.03%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 105 111
6.25%, 02/01/2022 130 130
$ 241
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0.94%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
( i )
$ 230 $ 235
6.38%, 10/15/2025
( i )
85 84
6.75%, 03/15/2026
( i )
580 624
CSN Inova Ventures
6.75%, 01/28/2028
( i )
485 522
Evraz PLC
5.25%, 04/02/2024
( i )
350 381
Nucor Corp
2.00%, 06/01/2025 220 231
Steel Dynamics Inc
2.40%, 06/15/2025 350 371
2.80%, 12/15/2024 2,050 2,201
Vale Overseas Ltd
3.75%, 07/08/2030 1,845 2,022
$ 6,671
Leisure Products & Services - 0.13%
Life Time Inc
5.75%, 01/15/2026
( i )
255 258
NCL Corp Ltd
3.63%, 12/15/2024
( i )
85 75
12.25%, 05/15/2024
( i )
505 590
$ 923
Lodging - 0.24%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
( i )
25 26
5.75%, 05/01/2028
( i )
648 697
Marriott International Inc /MD
3.60%, 04/15/2024 695 741
MGM Resorts International
6.00%, 03/15/2023 215 230
$ 1,694
Machinery - Diversified - 0.12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
( i )
475 496
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 381
$ 877
Media - 3.05%
Altice Financing SA
5.00%, 01/15/2028
( i )
200 205
7.50%, 05/15/2026
( i )
285 299
AMC Networks Inc
4.75%, 12/15/2022 86 86
4.75%, 08/01/2025 771 794
Cable Onda SA
4.50%, 01/30/2030
( i )
200 216
4.50%, 01/30/2030 250 270
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
( i )
1,314 1,384
5.38%, 06/01/2029
( i )
320 347
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 415 408
3.75%, 02/15/2028 1,490 1,650
4.46%, 07/23/2022 1,445 1,518
4.80%, 03/01/2050 440 499
4.91%, 07/23/2025 485 559
6.48%, 10/23/2045 200 273
Comcast Corp
1.95%, 01/15/2031 300 302
3.75%, 04/01/2040 380 440
4.60%, 10/15/2038 1,240 1,570
4.60%, 08/15/2045 630 812
CSC Holdings LLC
6.50%, 02/01/2029
( i )
740 823

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.88%, 11/15/2024 $ 190 $ 197
6.75%, 06/01/2021 85 86
7.38%, 07/01/2028 540 562
7.75%, 07/01/2026 120 131
Fox Corp
5.48%, 01/25/2039 1,200 1,599
5.58%, 01/25/2049 285 394
Time Warner Cable LLC
5.50%, 09/01/2041 735 918
5.88%, 11/15/2040 780 1,014
UPC Holding BV
5.50%, 01/15/2028
( i )
790 826
ViacomCBS Inc
2.90%, 01/15/2027 810 882
4.38%, 03/15/2043 120 139
4.75%, 05/15/2025 490 565
4.95%, 05/19/2050 270 341
Walt Disney Co/The
2.65%, 01/13/2031 65 70
3.50%, 05/13/2040 660 742
Ziggo Bond Co BV
6.00%, 01/15/2027
( i )
440 461
Ziggo BV
5.50%, 01/15/2027
( i )
220 231
$ 21,613
Metal Fabrication & Hardware - 0.03%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
( i )
210 221
Mining - 0.77%
Antofagasta PLC
2.38%, 10/14/2030
(a),( i )
225 228
Corp Nacional del Cobre de Chile
3.75%, 01/15/2031
( i )
450 508
First Quantum Minerals Ltd
7.25%, 04/01/2023
( i )
200 204
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
( i )
130 134
5.13%, 05/15/2024
( i )
145 158
Freeport-McMoRan Inc
4.25%, 03/01/2030 175 190
4.63%, 08/01/2030 110 122
Glencore Funding LLC
3.00%, 10/27/2022
( i )
800 831
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
( i )
300 364
Hudbay Minerals Inc
6.13%, 04/01/2029
( i )
100 106
7.63%, 01/15/2025
( i )
559 582
IAMGOLD Corp
5.75%, 10/15/2028
( i )
270 277
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
( i )
300 376
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
( i )
67 76
Newmont Corp
2.25%, 10/01/2030 590 605
Novelis Corp
4.75%, 01/30/2030
( i )
648 681
$ 5,442
Mortgage Backed Securities - 3.00%
Fannie Mae REMIC Trust 2005-W2
0.33%, 05/25/2035 100 100
1.00 x 1 Month USD LIBOR + 0.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
2.25%, 07/25/2040 $ 65 $ 67
3.00%, 04/25/2027
(n)
1,612 96
3.00%, 09/25/2050
(n)
3,140 494
3.50%, 09/25/2027
(n)
2,510 185
3.50%, 11/25/2027
(n)
680 46
3.50%, 05/25/2028
(n)
840 48
3.50%, 03/25/2031
(n)
1,307 40
4.00%, 04/25/2043
(n)
439 44
6.37%, 12/25/2021
(n)
11 —
(1.00) x 1 Month USD LIBOR + 6.50%
6.37%, 03/25/2022
(n)
25 1
(1.00) x 1 Month USD LIBOR + 6.50%
38.52%, 08/25/2035
(n)
1 —
(10.00) x 1 Month USD LIBOR + 40.00%
Freddie Mac REMICS
0.58%, 05/15/2049 5,120 5,153
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 290 298
3.00%, 05/15/2027
(n)
1,465 80
3.00%, 10/15/2027
(n)
426 27
3.00%, 02/15/2029
(n)
2,429 130
3.50%, 02/15/2028
(n)
1,544 102
3.50%, 01/15/2040
(n)
1,916 95
3.50%, 03/15/2041
(n)
2,755 174
6.52%, 05/15/2026
(n)
1,000 82
(1.00) x 1 Month USD LIBOR + 6.65%
6.62%, 09/15/2034
(n)
96 3
(1.00) x 1 Month USD LIBOR + 6.75%
Ginnie Mae
1.75%, 10/16/2037 12 12
2.00%, 12/20/2050
(n)
3,000 350
2.50%, 10/20/2050
(n)
1,736 182
2.50%, 12/20/2050
(n)
3,500 482
3.00%, 07/20/2050
(n)
1,100 128
3.00%, 11/20/2050
(n)
3,841 465
3.00%, 11/20/2050
(n)
4,029 527
3.00%, 10/20/2050
(n)
3,171 434
3.50%, 02/20/2040
(n)
1,545 62
3.50%, 01/20/2043
(n)
3,296 579
3.50%, 10/20/2049
(n)
1,721 209
4.00%, 03/16/2039
(n)
1,389 73
4.00%, 09/20/2040
(n)
1,726 149
4.50%, 05/16/2043
(n)
1,433 228
5.92%, 11/20/2040
(n)
2,045 444
(1.00) x 1 Month USD LIBOR + 6.05%
5.92%, 05/20/2046
(n)
521 111
(1.00) x 1 Month USD LIBOR + 6.05%
5.97%, 07/16/2042
(n)
4,810 1,082
(1.00) x 1 Month USD LIBOR + 6.10%
6.02%, 08/20/2044
(n)
1,885 462
(1.00) x 1 Month USD LIBOR + 6.15%
6.02%, 03/20/2047
(n)
2,801 571
(1.00) x 1 Month USD LIBOR + 6.15%
6.07%, 08/20/2042
(n)
2,060 330
(1.00) x 1 Month USD LIBOR + 6.20%
6.07%, 08/20/2047
(n)
5,326 1,595
(1.00) x 1 Month USD LIBOR + 6.20%
6.07%, 08/20/2047
(n)
2,677 608
(1.00) x 1 Month USD LIBOR + 6.20%
6.07%, 08/20/2047
(n)
1,037 215
(1.00) x 1 Month USD LIBOR + 6.20%
6.12%, 10/20/2047
(n)
2,343 492
(1.00) x 1 Month USD LIBOR + 6.25%
6.52%, 04/16/2042
(n)
2,348 521
(1.00) x 1 Month USD LIBOR + 6.65%

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.95%, 04/20/2041
(n)
$ 1,005 $ 225
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.73%, 06/25/2046
( i ),(m)
3,391 3,430
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.83%, 08/25/2036 38 38
1.00 x 1 Month USD LIBOR + 0.70%
$ 21,269
Municipals - 0.06%
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
( i )
400 411
Office & Business Equipment - 0.02%
Xerox Corp
4.38%, 03/15/2023 120 126
Oil & Gas - 2.86%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
( i ),(j)
540 552
Antero Resources Corp
7.63%, 02/01/2029
( i )
480 491
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
( i )
750 716
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(e),(f),(g)
1,385 —
Comstock Resources Inc
7.50%, 05/15/2025
( i )
260 266
9.75%, 08/15/2026 525 559
Continental Resources Inc /OK
3.80%, 06/01/2024 1,278 1,310
Ecopetrol SA
6.88%, 04/29/2030 355 442
Exxon Mobil Corp
4.23%, 03/19/2040 2,300 2,771
Leviathan Bond Ltd
5.75%, 06/30/2023
( i )
375 399
Marathon Oil Corp
4.40%, 07/15/2027 370 417
6.60%, 10/01/2037 555 683
MEG Energy Corp
5.88%, 02/01/2029
( i ),(j)
130 129
6.50%, 01/15/2025
( i )
435 448
7.00%, 03/31/2024
( i )
255 259
7.13%, 02/01/2027
( i )
135 139
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(e)
115 1
Occidental Petroleum Corp
2.90%, 08/15/2024 395 381
3.40%, 04/15/2026 530 512
4.40%, 04/15/2046 325 286
5.88%, 09/01/2025 1,240 1,308
6.13%, 01/01/2031 115 126
6.63%, 09/01/2030 115 129
Petrobras Global Finance BV
5.60%, 01/03/2031 1,175 1,310
Petroleos Mexicanos
4.50%, 01/23/2026 100 99
5.35%, 02/12/2028 800 767
6.50%, 01/23/2029 860 857
6.95%, 01/28/2060 615 539
Petronas Capital Ltd
3.50%, 04/21/2030
( i )
200 225
Saudi Arabian Oil Co
1.63%, 11/24/2025
( i )
225 229
3.25%, 11/24/2050
( i )
500 488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
( i )
$ 500 $ 512
Southwestern Energy Co
7.75%, 10/01/2027 455 482
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
( i )
275 301
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,274
WPX Energy Inc
4.50%, 01/15/2030 510 540
5.25%, 09/15/2024 130 145
5.25%, 10/15/2027 60 63
5.75%, 06/01/2026 40 42
5.88%, 06/15/2028 65 70
$ 20,267
Other Asset Backed Securities - 0.87%
Chase Funding Trust Series 2003-5
0.73%, 07/25/2033 612 586
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.59%, 12/25/2033 20 20
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
( i )
1,870 1,873
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 1,000 1,001
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 1,168 1,183
Volvo Financial Equipment LLC
0.37%, 04/17/2023
( i )
1,500 1,502
$ 6,165
Packaging & Containers - 0.36%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
( i )
390 402
5.25%, 08/15/2027
( i )
285 296
Bemis Co Inc
2.63%, 06/19/2030 430 456
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
( i )
400 407
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 555 674
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
( i )
4 4
Sealed Air Corp
4.88%, 12/01/2022
( i )
190 199
5.50%, 09/15/2025
( i )
105 117
$ 2,555
Pharmaceuticals - 2.17%
AbbVie Inc
2.60%, 11/21/2024 2,380 2,542
3.75%, 11/14/2023 2,500 2,718
Bausch Health Americas Inc
8.50%, 01/31/2027
( i )
300 333
Bausch Health Cos Inc
5.00%, 01/30/2028
( i )
80 82
5.50%, 11/01/2025
( i )
100 103
Becton Dickinson and Co
3.36%, 06/06/2024 690 749
3.70%, 06/06/2027 504 577
Bristol-Myers Squibb Co
4.13%, 06/15/2039 800 989

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Cigna Corp
3.75%, 07/15/2023 $ 160 $ 172
4.13%, 11/15/2025 225 258
4.38%, 10/15/2028 340 404
4.80%, 08/15/2038 395 502
4.90%, 12/15/2048 165 219
CVS Health Corp
3.63%, 04/01/2027 350 396
4.30%, 03/25/2028 251 294
4.88%, 07/20/2035 570 718
5.05%, 03/25/2048 1,500 1,957
Viatris Inc
1.65%, 06/22/2025
( i )
175 180
2.30%, 06/22/2027
( i )
260 274
Zoetis Inc
3.25%, 02/01/2023 545 572
4.45%, 08/20/2048 1,035 1,353
$ 15,392
Pipelines - 2.09%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
( i )
300 344
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 295 296
5.75%, 03/01/2027
( i )
425 424
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
( i )
980 948
Energy Transfer Operating LP
3.75%, 05/15/2030 840 884
4.50%, 04/15/2024 1,325 1,456
5.15%, 03/15/2045 355 374
EnLink Midstream LLC
5.63%, 01/15/2028
( i )
865 863
Enterprise Products Operating LLC
3.95%, 01/31/2060 185 197
4.20%, 01/31/2050 335 378
5.38%, 02/15/2078
(k)
460 457
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
( i )
185 194
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
( i )
550 556
NuStar Logistics LP
5.75%, 10/01/2025 110 116
6.75%, 02/01/2021 130 130
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 527
4.50%, 05/15/2030
( i )
185 215
5.00%, 03/15/2027 275 325
5.75%, 05/15/2024 3,500 4,004
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 345 361
6.50%, 07/15/2027 391 420
Williams Cos Inc /The
4.55%, 06/24/2024 1,225 1,367
$ 14,836
Real Estate - 0.06%
Country Garden Holdings Co Ltd
4.75%, 09/28/2023 250 256
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
( i )
155 168
$ 424
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.96%
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 $ 980 $ 1,107
American Tower Corp
1.30%, 09/15/2025 445 450
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 624
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
( i )
383 385
6.00%, 04/15/2025
( i )
125 133
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 200 216
Host Hotels & Resorts LP
4.00%, 06/15/2025 620 669
Iron Mountain Inc
5.00%, 07/15/2028
( i )
251 264
Mid-America Apartments LP
1.70%, 02/15/2031 650 639
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
( i )
45 47
7.50%, 06/01/2025
( i )
110 119
Spirit Realty LP
3.20%, 02/15/2031 1,055 1,107
VEREIT Operating Partnership LP
3.10%, 12/15/2029 100 106
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
( i )
230 234
4.13%, 08/15/2030
( i )
667 695
$ 6,795
Retail - 0.50%
Falabella SA
3.75%, 04/30/2023
( i )
400 422
Gap Inc /The
8.38%, 05/15/2023
(a),( i )
174 200
Home Depot Inc /The
3.30%, 04/15/2040 150 169
5.88%, 12/16/2036 300 446
IRB Holding Corp
6.75%, 02/15/2026
( i )
35 36
7.00%, 06/15/2025
( i )
30 32
L Brands Inc
6.63%, 10/01/2030
( i )
340 382
6.88%, 07/01/2025
( i )
130 142
9.38%, 07/01/2025
( i )
280 346
Macy's Retail Holdings LLC
2.88%, 02/15/2023 70 68
PetSmart Inc
5.88%, 06/01/2025
( i )
655 675
7.13%, 03/15/2023
( i )
125 126
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g),( i ),(j)
250 250
Yum! Brands Inc
3.63%, 03/15/2031 255 250
$ 3,544
Semiconductors - 1.26%
Applied Materials Inc
1.75%, 06/01/2030 1,000 1,011
2.75%, 06/01/2050 295 304
Broadcom Inc
3.15%, 11/15/2025 600 651
4.70%, 04/15/2025 1,445 1,645
Micron Technology Inc
2.50%, 04/24/2023 325 339
4.19%, 02/15/2027 945 1,097

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NVIDIA Corp
3.50%, 04/01/2040 $ 595 $ 682
3.50%, 04/01/2050 1,450 1,661
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
( i )
500 545
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
( i )
135 144
3.15%, 05/01/2027
( i )
140 154
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
( i )
475 491
Xilinx Inc
2.95%, 06/01/2024 205 220
$ 8,944
Software - 2.60%
Activision Blizzard Inc
2.50%, 09/15/2050 2,690 2,458
3.40%, 09/15/2026 1,000 1,127
Adobe Inc
2.30%, 02/01/2030 4,170 4,405
Fiserv Inc
3.50%, 07/01/2029 2,200 2,477
4.40%, 07/01/2049 925 1,160
Microsoft Corp
2.40%, 08/08/2026 3,500 3,792
2.53%, 06/01/2050 715 719
Open Text Corp
3.88%, 02/15/2028
( i )
275 281
5.88%, 06/01/2026
( i )
405 421
Oracle Corp
2.50%, 04/01/2025 270 289
2.80%, 04/01/2027 525 573
4.00%, 11/15/2047 110 130
salesforce.com Inc
3.70%, 04/11/2028 505 588
$ 18,420
Sovereign - 2.38%
Abu Dhabi Government International Bond
2.50%, 09/30/2029
( i )
250 267
Brazilian Government International Bond
3.88%, 06/12/2030 600 617
CoBank ACB
6.25%, 10/01/2026
(h),(k)
670 734
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 500 516
4.50%, 03/15/2029 350 399
Dominican Republic International Bond
4.88%, 09/23/2032
( i )
750 800
5.30%, 01/21/2041
( i )
500 516
Egypt Government International Bond
5.25%, 10/06/2025
( i )
450 480
8.50%, 01/31/2047 300 330
El Salvador Government International Bond
5.88%, 01/30/2025 435 422
Guatemala Government Bond
4.50%, 05/03/2026 550 600
Honduras Government International Bond
7.50%, 03/15/2024 350 387
Indonesia Government International Bond
5.38%, 10/17/2023
( i )
800 900
Jamaica Government International Bond
7.88%, 07/28/2045 300 421
Kazakhstan Government International Bond
5.13%, 07/21/2025 500 591
Mexico Government International Bond
5.00%, 04/27/2051 335 391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Morocco Government International Bond
3.00%, 12/15/2032
( i )
$ 525 $ 529
4.25%, 12/11/2022 390 410
Oman Government International Bond
6.25%, 01/25/2031
(a),( i )
320 339
Panama Government International Bond
3.88%, 03/17/2028 200 226
Paraguay Government International Bond
2.74%, 01/29/2033
( i )
200 204
Peruvian Government International Bond
2.78%, 12/01/2060 250 242
Qatar Government International Bond
4.63%, 06/02/2046 500 649
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
( i )
1,200 1,492
Saudi Government International Bond
4.00%, 04/17/2025
( i )
725 808
4.50%, 10/26/2046 600 706
Turkey Government International Bond
5.88%, 06/26/2031 650 662
6.35%, 08/10/2024 455 489
6.38%, 10/14/2025 400 433
Ukraine Government International Bond
7.25%, 03/15/2033
( i )
550 584
9.75%, 11/01/2028
( i )
375 455
Uruguay Government International Bond
5.10%, 06/18/2050 220 296
$ 16,895
Student Loan Asset Backed Securities - 0.16%
SMB Private Education Loan Trust 2020-A
0.43%, 03/15/2027
( i )
1,121 1,121
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.51%
AT&T Inc
2.75%, 06/01/2031 315 329
3.10%, 02/01/2043 370 358
3.50%, 06/01/2041 500 514
3.50%, 09/15/2053
( i )
1,993 1,914
3.50%, 02/01/2061 465 440
3.65%, 09/15/2059
( i )
304 291
4.05%, 12/15/2023 535 590
Axtel SAB de CV
6.38%, 11/14/2024 200 209
CommScope Inc
8.25%, 03/01/2027
( i )
885 951
DKT Finance ApS
9.38%, 06/17/2023
( i )
200 207
Embarq Corp
8.00%, 06/01/2036 432 531
Level 3 Financing Inc
3.63%, 01/15/2029
( i )
445 443
4.25%, 07/01/2028
( i )
255 262
Lumen Technologies Inc
4.50%, 01/15/2029
( i )
345 354
Millicom International Cellular SA
4.50%, 04/27/2031
( i )
250 265
Sprint Communications Inc
6.00%, 11/15/2022 150 161
Sprint Corp
7.13%, 06/15/2024 350 408
7.25%, 09/15/2021 40 41
7.63%, 03/01/2026 562 693
7.88%, 09/15/2023 125 144
Telecom Italia Capital SA
6.38%, 11/15/2033 185 228
Telecom Italia SpA /Milano
5.30%, 05/30/2024
( i )
235 255

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.63%, 02/15/2029 $ 360 $ 362
3.50%, 04/15/2025
( i )
715 784
4.00%, 04/15/2022 260 267
6.50%, 01/15/2026 150 155
Total Play Telecomunicaciones SA de CV
7.50%, 11/12/2025
( i )
380 376
VEON Holdings BV
3.38%, 11/25/2027
( i )
450 462
Verizon Communications Inc
2.88%, 11/20/2050 2,100 2,016
2.99%, 10/30/2056
( i )
949 906
3.88%, 02/08/2029 1,290 1,491
Vodafone Group PLC
4.88%, 06/19/2049 350 449
VTR Comunicaciones SpA
5.13%, 01/15/2028
( i )
710 757
Zayo Group Holdings Inc
4.00%, 03/01/2027
( i )
185 186
$ 17,799
Textiles - 0.01%
Delta Merlin Dunia Tekstil PT
0.00%, 03/12/2024
(e),( i )
1,000 69
Transportation - 0.14%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(f),(g)
1,749 507
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
( i )
235 173
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
( i )
130 74
11.25%, 08/15/2022
( i )
110 95
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
( i )
125 137
$ 986
Trucking & Leasing - 0.02%
DAE Funding LLC
4.50%, 08/01/2022
( i )
130 131
TOTAL BONDS $ 452,724
SENIOR FLOATING RATE INTERESTS
- 1.33%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.08%
Navistar Inc
3.63%, 11/06/2024
(p)
$ 559 $ 557
3 Month USD LIBOR + 3.00%
Commercial Services - 0.13%
Garda World Security Corp
4.99%, 10/30/2026
(p)
709 709
1 Month USD LIBOR + 4.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(p)
252 252
3 Month USD LIBOR + 3.00%
$ 961
Consumer Products - 0.14%
Kronos Acquisition Holdings Inc
0.00%, 12/17/2026
(p),(q)
315 315
1 Month USD LIBOR + 4.50%
0.00%, 12/22/2026
(p),(q)
665 664
1 Month USD LIBOR + 3.75%
$ 979
Diversified Financial Services - 0.17%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(p)
1,222 1,219
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.12%
CCM Merger Inc
4.50%, 10/29/2025
(p)
$ 710 $ 712
1 Month USD LIBOR + 3.75%
Lions Gate Capital Holdings LLC
2.37%, 03/24/2025
(p)
124 123
3 Month USD LIBOR + 2.00%
$ 835
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(p)
118 119
1 Month USD LIBOR + 5.00%
Insurance - 0.14%
AssuredPartners Inc
5.50%, 02/13/2027
(p)
353 355
1 Month USD LIBOR + 4.50%
Asurion LLC
3.14%, 11/03/2023
(p)
135 135
1 Month USD LIBOR + 7.25%
6.62%, 08/04/2025
(p)
495 495
3 Month USD LIBOR + 3.25%
$ 985
Lodging - 0.03%
Golden Nugget LLC
3.36%, 10/04/2023
(p)
259 254
1 Month USD LIBOR + 2.50%
Media - 0.03%
CSC Holdings LLC
2.63%, 04/15/2027
(p)
192 191
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(p)
47 51
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0.21%
Bausch Health Americas Inc
3.12%, 05/19/2025
(p)
605 605
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(p)
911 903
3 Month USD LIBOR + 4.00%
$ 1,508
Retail - 0.12%
IRB Holding Corp
0.00%, 11/19/2027
(p),(q)
170 171
1 Month USD LIBOR + 3.25%
3.75%, 02/05/2025
(p)
710 708
1 Month USD LIBOR + 2.75%
$ 879
Telecommunications - 0.13%
Level 3 Financing Inc
1.85%, 03/01/2027
(p)
195 194
1 Month USD LIBOR + 1.75%
Maxar Technologies Ltd
2.88%, 10/05/2024
(p)
280 276
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.12%, 03/09/2027
(p)
449 446
1 Month USD LIBOR + 3.00%
$ 916
TOTAL SENIOR FLOATING RATE INTERESTS $ 9,454
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 38.76%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.65%
3.00%, 01/01/2043 $ 2,209 $ 2,408
3.00%, 02/01/2043 880 957
3.00%, 03/01/2043 390 427

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.99%, 01/01/2034 $ 38 $ 38
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
4.00%, 02/01/2046 6,489 7,091
4.50%, 04/01/2031 508 563
4.50%, 04/01/2041 3,456 3,892
5.00%, 06/01/2031 395 449
5.50%, 08/01/2023 85 88
5.50%, 05/01/2033 36 42
5.50%, 10/01/2033 38 43
5.50%, 12/01/2033 488 562
5.50%, 11/01/2036 447 516
5.50%, 04/01/2038 129 149
5.50%, 08/01/2038 272 320
6.00%, 03/01/2022 2 2
6.00%, 07/01/2023 37 41
6.00%, 06/01/2028 1 2
6.00%, 12/01/2031 17 20
6.00%, 12/01/2032 18 21
6.00%, 02/01/2033 91 103
6.00%, 12/01/2033 25 30
6.00%, 10/01/2036 142 172
6.00%, 01/01/2038 11 13
6.00%, 07/01/2038 553 652
6.50%, 03/01/2029 3 3
6.50%, 05/01/2029 5 6
6.50%, 04/01/2031 2 3
6.50%, 09/01/2031 2 2
6.50%, 02/01/2032 1 2
6.50%, 05/01/2032 6 7
6.50%, 04/01/2035 51 61
6.50%, 10/01/2035 40 47
7.00%, 12/01/2029 4 4
7.00%, 06/01/2030 10 11
7.00%, 12/01/2030 3 3
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 5 6
7.50%, 03/01/2031 1 2
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 41 44
$ 18,806
Federal National Mortgage Association (FNMA) - 0.35%
1.61%, 10/01/2034 23 24
1.00 x 6 Month USD LIBOR + 1.08%
2.49%, 08/01/2035 70 71
1.00 x 12 Month USD LIBOR + 1.74%
2.55%, 07/01/2033 338 353
1.00 x 12 Month USD LIBOR + 1.56%
2.88%, 04/01/2033 66 67
1.00 x 6 Month USD LIBOR + 2.26%
3.33%, 01/01/2033 41 41
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
3.53%, 04/01/2036 17 17
1.00 x 12 Month USD LIBOR + 1.54%
3.61%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
5.00%, 07/01/2044 1,707 1,928
$ 2,505
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.99%
2.00%, 02/01/2036
(r)
8,000 8,355
2.00%, 02/01/2051
(r)
17,800 18,363
2.50%, 04/01/2028 1,496 1,583
2.50%, 06/01/2028 108 113
2.50%, 09/01/2029 396 420
2.50%, 06/01/2035 680 714
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 08/01/2035 $ 2,764 $ 2,933
2.50%, 02/01/2036
(r)
4,000 4,201
2.50%, 02/01/2051
(r)
26,600 28,015
3.00%, 10/01/2029 70 76
3.00%, 09/01/2032 137 148
3.00%, 12/01/2040 156 167
3.00%, 04/01/2043 396 425
3.00%, 05/01/2043 577 629
3.00%, 08/01/2043 2,483 2,659
3.00%, 03/01/2048 4,606 4,862
3.00%, 12/01/2048 131 138
3.00%, 07/01/2050 4,605 4,881
3.50%, 02/01/2033 28 30
3.50%, 05/01/2034 1,420 1,568
3.50%, 01/01/2041 172 188
3.50%, 01/01/2044 1,092 1,205
3.50%, 11/01/2044 2,653 2,914
3.50%, 08/01/2045 4,056 4,473
3.50%, 04/01/2047 152 167
3.50%, 10/01/2047 61 67
3.50%, 11/01/2047 3,906 4,284
3.50%, 03/01/2048 46 49
4.00%, 02/01/2031 190 205
4.00%, 03/01/2034 548 624
4.00%, 05/01/2047 5,903 6,384
4.00%, 06/01/2048 16 18
4.50%, 04/01/2024 414 435
4.50%, 06/01/2044 657 737
5.00%, 06/01/2048 1,283 1,451
5.50%, 02/01/2023 7 8
5.50%, 06/01/2023 25 28
5.50%, 07/01/2023 1 1
5.50%, 07/01/2033 83 97
5.50%, 09/01/2033 117 137
5.50%, 05/01/2040 274 313
6.00%, 02/01/2023 3 4
6.00%, 02/01/2038 322 365
6.00%, 05/01/2038 31 35
6.00%, 08/01/2038 209 236
6.00%, 08/01/2038 138 156
6.50%, 05/01/2022 1 1
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 6 7
6.50%, 08/01/2032 5 6
6.50%, 07/01/2037 115 131
6.50%, 07/01/2037 247 300
6.50%, 12/01/2037 178 211
6.50%, 02/01/2038 290 343
6.50%, 03/01/2038 65 74
6.50%, 09/01/2038 300 355
7.00%, 03/01/2032 18 21
7.50%, 08/01/2032 4 5
$ 106,320
Government National Mortgage Association (GNMA) - 7.85%
2.00%, 02/01/2051 8,000 8,301
2.50%, 02/01/2051 11,500 12,094
3.00%, 06/20/2043 1,900 2,034
3.00%, 01/20/2045 816 876
3.00%, 06/20/2046 444 474
3.00%, 07/20/2046 1,912 2,042
3.00%, 11/20/2046 2,904 3,102
3.00%, 02/01/2051 9,000 9,434
3.50%, 03/15/2042 960 1,071
3.50%, 04/15/2042 844 929
3.50%, 09/20/2044 63 73

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 09/20/2047 $ 1,270 $ 1,428
3.50%, 06/20/2048 2,074 2,217
4.00%, 01/20/2048 4,363 4,812
4.50%, 06/20/2025 1,134 1,208
4.50%, 09/15/2039 258 297
4.50%, 03/15/2040 1,322 1,484
5.00%, 11/15/2033 1,159 1,336
5.00%, 06/15/2034 21 24
5.00%, 10/20/2039 87 99
5.00%, 07/20/2040 122 134
5.00%, 02/15/2042 835 962
5.50%, 10/15/2033 451 528
5.50%, 05/20/2035 44 51
5.50%, 02/15/2038 360 417
6.00%, 07/20/2028 18 20
6.00%, 11/20/2028 16 18
6.00%, 01/20/2029 18 20
6.00%, 07/20/2029 4 4
6.00%, 08/15/2031 16 18
6.00%, 01/15/2032 2 2
6.00%, 02/15/2032 9 10
6.00%, 02/15/2033 23 26
6.00%, 12/15/2033 29 34
6.50%, 03/20/2028 3 4
6.50%, 05/20/2029 3 4
6.50%, 10/15/2032 11 13
6.50%, 12/15/2032 42 48
7.00%, 06/15/2031 7 8
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 34 38
8.00%, 01/20/2031 3 3
$ 55,698
U.S. Treasury - 9.68%
0.50%, 06/30/2027 6,500 6,425
0.88%, 11/15/2030 2,900 2,842
1.63%, 08/15/2029 1,800 1,899
2.25%, 11/15/2027 7,000 7,700
3.00%, 11/15/2045
(a)
5,350 6,678
3.13%, 05/15/2048 17,900 23,003
3.88%, 08/15/2040
(s)
14,545 20,147
$ 68,694
U.S. Treasury Bill - 3.24%
0.08%, 04/08/2021
(t)
5,950 5,949
0.09%, 03/02/2021
(t)
17,000 16,999
$ 22,948
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 274,971
Total Investments $ 820,590
Other Assets and Liabilities -  (15.66)% (111,097)
TOTAL NET ASSETS - 100.00% $ 709,493
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $21,337 or 3.01% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21,900 or 3.09% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,069 or 0.15%
of net assets.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
( i ) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $119,958 or 16.91% of net assets.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$5,943 or 0.84% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Security is an Interest Only Strip.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after January 31, 2021, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $554 or 0.08% of net assets.
(t) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 30.57%
Financial 16.17%
Government 15.90%
Consumer, Non-cyclical 8.08%
Money Market Funds 7.24%
Communications 6.81%
Asset Backed Securities 5.61%
Energy 5.08%
Consumer, Cyclical 4.69%
Technology 4.07%
Investment Companies 3.89%
Industrial 3.09%
Basic Materials 2.53%
Utilities 1.93%
Other Assets and Liabilities
(15.66)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 37,137 $ 180,453 $ 172,599 $ 44,991
$ 37,137 $ 180,453 $ 172,599 $ 44,991
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2021 Short 32 $ 4,385 $ (5)
US 10 Year Ultra Note; March 2021 Short 16 2,461 1
US 2 Year Note; March 2021 Long 39 8,618 8
US 5 Year Note; March 2021 Short 65 8,182 (1)
US Long Bond; March 2021 Long 44 7,424 (42)
Total $ (39)
Amounts in thousands except contracts.

Schedule of Investments
Diversified International Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .40 % Shares Held Value (000's)
Money Market Funds - 1 .40%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
14,468,462 $ 14,469
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
160,569,820 160,570
$ 175,039
TOTAL INVESTMENT COMPANIES $ 175,039
COMMON STOCKS - 98 .73 % Shares Held Value (000's)
Airlines - 0 .26%
Copa Holdings SA 415,911 $ 32,179
Apparel - 1 .64%
Adidas AG
(d)
183,318 58,126
LVMH Moet Hennessy Louis Vuitton SE 243,295 147,095
$ 205,221
Automobile Manufacturers - 4 .75%
Bayerische Motoren Werke AG 606,031 51,312
Eicher Motors Ltd 1,024,985 38,463
Ferrari NV 407,738 84,845
Honda Motor Co Ltd 2,488,300 65,708
Kia Motors Corp 733,665 53,769
Maruti Suzuki India Ltd 493,390 48,632
Toyota Motor Corp 2,304,800 161,649
Volvo AB - B Shares 3,639,039 89,661
$ 594,039
Automobile Parts & Equipment - 0 .97%
Toyota Industries Corp 1,532,400 120,708
Banks - 7 .95%
Bank Leumi Le-Israel BM 6,295,704 38,796
BNP Paribas SA
(d)
1,563,986 75,002
Canadian Imperial Bank of Commerce 638,100 54,381
Credicorp Ltd 449,496 67,573
DBS Group Holdings Ltd 5,533,200 104,341
DNB ASA 3,113,222 60,610
Erste Group Bank AG 1,637,748 50,015
Grupo Financiero Banorte SAB de CV
(d)
8,768,730 43,675
HDFC Bank Ltd ADR
(d)
796,961 57,461
ICICI Bank Ltd ADR
(d)
4,473,868 67,555
Intesa Sanpaolo SpA 33,481,319 72,993
Kotak Mahindra Bank Ltd
(d)
1,289,348 30,203
Mediobanca Banca di Credito Finanziario SpA
(d)
8,792,479 78,247
PT Bank Central Asia Tbk 26,138,200 62,866
Toronto-Dominion Bank/The 1,622,600 91,944
United Overseas Bank Ltd 2,183,000 38,355
$ 994,017
Beverages - 0 .95%
Carlsberg AS 498,982 72,897
Heineken NV 440,061 45,907
$ 118,804
Biotechnology - 1 .01%
CSL Ltd 431,990 89,561
Genmab A/S
(d)
91,001 36,232
$ 125,793
Building Materials - 3 .45%
Anhui Conch Cement Co Ltd 5,626,674 43,869
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
7,889,787 59,123
China Lesso Group Holdings Ltd 20,762,000 34,443
Cie de Saint-Gobain
(d)
1,847,105 91,822
CRH PLC 3,118,893 127,983
HeidelbergCement AG 1,005,479 74,324
$ 431,564
Chemicals - 2 .08%
BASF SE 1,091,332 84,345
Evonik Industries AG 1,288,740 42,379
Koninklijke DSM NV 326,407 57,060
Shin-Etsu Chemical Co Ltd 439,400 76,490
$ 260,274
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 1 .87%
Adecco Group AG 761,721 $ 47,581
Adyen NV
(d),(e)
27,889 58,261
Amadeus IT Group SA
(d)
626,818 40,018
Dai Nippon Printing Co Ltd 307,800 5,306
New Oriental Education & Technology Group Inc
ADR
(d)
341,158 57,144
TechnoPro Holdings Inc 327,900 24,967
$ 233,277
Computers - 3 .09%
Capgemini SE 475,695 68,743
Infosys Ltd 3,690,183 62,529
LG Corp 460,465 40,717
Logitech International SA 1,312,963 136,363
Nomura Research Institute Ltd 1,398,300 47,101
Obic Co Ltd 166,000 31,059
$ 386,512
Consumer Products - 0 .53%
Hindustan Unilever Ltd 2,147,104 66,475
Cosmetics & Personal Care - 0 .39%
Unilever PLC 687,482 40,049
Unilever PLC 137,736 8,007
$ 48,056
Distribution & Wholesale - 2 .04%
Bunzl PLC 1,633,466 52,434
Ferguson PLC 740,365 85,962
ITOCHU Corp 4,080,700 116,867
$ 255,263
Diversified Financial Services - 2 .01%
B3 SA - Brasil Bolsa Balcao 4,610,000 50,453
Housing Development Finance Corp Ltd 2,119,369 68,915
KB Financial Group Inc 1,182,620 42,699
London Stock Exchange Group PLC 359,837 42,718
SBI Holdings Inc/Japan 1,146,000 28,609
Tisco Financial Group PCL 5,969,300 18,342
$ 251,736
Electric - 2 .63%
Enel SpA 13,305,676 131,965
Iberdrola SA 10,481,208 141,907
Northland Power Inc 1,495,300 54,784
$ 328,656
Electrical Components & Equipment - 0 .58%
Delta Electronics Inc 7,178,000 72,251
Electronics - 1 .38%
Halma PLC 1,330,198 44,836
Hoya Corp 997,704 127,660
$ 172,496
Energy - Alternate Sources - 1 .03%
Vestas Wind Systems A/S 596,487 128,076
Engineering & Construction - 0 .58%
Vinci SA 786,181 72,901
Entertainment - 0 .36%
Flutter Entertainment PLC
(d)
242,946 45,235
Food - 2 .54%
Dino Polska SA
(d),(e)
446,660 31,368
Nestle India Ltd 134,763 31,460
Nestle SA 1,963,470 220,098
Seven & i Holdings Co Ltd 917,000 35,018
$ 317,944
Hand & Machine Tools - 0 .81%
Techtronic Industries Co Ltd 6,787,000 101,387
Healthcare - Products - 1 .65%
Ambu A/S
(f)
861,225 40,557
GN Store Nord AS 426,983 32,529
Koninklijke Philips NV 1,788,797 97,506
Sartorius Stedim Biotech 86,130 36,035
$ 206,627

Schedule of Investments
Diversified International Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 1 .92%
Fresenius SE & Co KGaA 822,334 $ 36,621
ICON PLC
(d)
428,092 87,249
Lonza Group AG 181,075 115,653
$ 239,523
Home Builders - 1 .30%
Daiwa House Industry Co Ltd 1,101,400 31,226
Persimmon PLC 1,716,070 59,733
Taylor Wimpey PLC
(d)
35,986,432 71,822
$ 162,781
Home Furnishings - 2 .22%
Haier Smart Home Co Ltd
(d)
12,646,800 52,360
Howden Joinery Group PLC
(d)
5,826,570 53,423
Midea Group Co Ltd 2,372,481 35,336
Sony Corp 1,426,200 136,505
$ 277,624
Insurance - 5 .12%
AIA Group Ltd 14,627,600 176,361
ASR Nederland NV 785,015 30,430
AXA SA 3,996,198 88,533
Fairfax Financial Holdings Ltd
(f)
114,600 41,576
ICICI Lombard General Insurance Co Ltd
(d),(e)
1,400,843 25,229
Legal & General Group PLC 20,716,844 68,901
NN Group NV 783,116 32,618
Prudential PLC 3,097,668 49,561
Sompo Holdings Inc 1,212,700 48,426
Tokio Marine Holdings Inc 1,595,900 78,392
$ 640,027
Internet - 5 .10%
Alibaba Group Holding Ltd
(d)
3,337,544 105,915
MercadoLibre Inc
(d)
21,718 38,648
Naspers Ltd 201,441 46,599
NCSoft Corp 51,575 43,697
Shopify Inc
(d)
84,889 93,258
Tencent Holdings Ltd 3,466,632 308,888
$ 637,005
Machinery - Construction & Mining - 0 .65%
Siemens Energy AG
(d)
2,206,050 81,521
Machinery - Diversified - 2 .40%
Daifuku Co Ltd 424,100 48,402
Ebara Corp 1,772,000 61,182
GEA Group AG 1,066,505 36,850
Keyence Corp 187,200 100,504
Miura Co Ltd 924,900 52,660
$ 299,598
Metal Fabrication & Hardware - 0 .91%
SKF AB 4,138,402 113,266
Mining - 2 .38%
Anglo American PLC 1,855,235 61,025
Antofagasta PLC 3,332,168 64,985
Franco-Nevada Corp 403,606 48,162
Rio Tinto Ltd 1,466,212 122,721
$ 296,893
Miscellaneous Manufacturers - 2 .08%
JSR Corp 1,652,700 50,433
Pidilite Industries Ltd 1,348,657 30,854
Siemens AG 783,345 121,371
Trelleborg AB 2,510,754 56,787
$ 259,445
Oil & Gas - 3 .53%
BP PLC 18,504,957 68,763
LUKOIL PJSC ADR 774,446 54,811
Neste Oyj 2,211,784 155,799
Parkland Corp/Canada 1,082,400 32,479
Reliance Industries Ltd 2,654,124 66,794
Suncor Energy Inc 3,734,700 62,471
$ 441,117
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 3 .98%
AstraZeneca PLC 1,431,138 $ 145,991
Novo Nordisk A/S 1,778,743 123,922
Recordati Industria Chimica e Farmaceutica SpA 491,793 25,450
Roche Holding AG 586,067 202,259
$ 497,622
Pipelines - 0 .51%
Pembina Pipeline Corp 2,415,900 63,593
Private Equity - 2 .48%
3i Group PLC 9,134,613 138,421
Brookfield Asset Management Inc 3,284,553 127,273
Intermediate Capital Group PLC 1,881,394 43,637
$ 309,331
Real Estate - 0 .98%
Sun Hung Kai Properties Ltd 3,666,500 50,085
Tokyo Tatemono Co Ltd 1,804,700 24,364
Vonovia SE 723,285 48,294
$ 122,743
Retail - 3 .25%
Alibaba Health Information Technology Ltd
(d)
8,166,000 25,458
Alimentation Couche-Tard Inc 1,879,692 57,328
Home Product Center PCL 74,114,400 33,797
JD Sports Fashion PLC
(d)
4,990,103 50,797
Li Ning Co Ltd 9,478,500 59,049
Magazine Luiza SA 7,477,900 34,332
Pan Pacific International Holdings Corp 2,804,200 62,971
Wal-Mart de Mexico SAB de CV 28,982,478 82,526
$ 406,258
Semiconductors - 8 .63%
ASM International NV 184,972 47,384
ASML Holding NV 417,039 222,637
MediaTek Inc 2,281,000 71,244
Samsung Electronics Co Ltd 4,625,243 338,138
Taiwan Semiconductor Manufacturing Co Ltd 18,885,544 399,116
$ 1,078,519
Software - 1 .54%
Capcom Co Ltd 745,900 46,797
Dassault Systemes SE 293,793 58,648
DeNA Co Ltd 1,252,000 23,374
Mixi Inc 883,500 20,713
NetEase Inc 1,875,500 42,732
$ 192,264
Telecommunications - 3 .12%
Deutsche Telekom AG 3,397,414 60,415
Nice Ltd ADR
(d)
262,669 68,630
Nippon Telegraph & Telephone Corp 3,705,100 92,604
SoftBank Group Corp 1,760,700 136,407
Telefonica Brasil SA 3,804,500 31,395
$ 389,451
Toys, Games & Hobbies - 1 .23%
Nintendo Co Ltd 266,900 153,637
Transportation - 0 .85%
Canadian National Railway Co 1,046,448 105,991
TOTAL COMMON STOCKS $ 12,337,700
Total Investments $ 12,512,739
Other Assets and Liabilities -  (0.13)% (16,502)
TOTAL NET ASSETS - 100.00% $ 12,496,237
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $49,489 or 0.40% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Diversified International Fund
January 31, 2021 (unaudited)
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $114,858 or 0.92% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $43,743 or 0.35% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 16 .06%
United Kingdom 8 .71%
Canada 6 .69%
China 6 .39%
Switzerland 5 .78%
Germany 5 .56%
France 5 .12%
India 4 .75%
Netherlands 4 .74%
Taiwan 4 .34%
Korea, Republic Of 4 .15%
Denmark 3 .47%
Italy 3 .15%
Hong Kong 2 .82%
Sweden 2 .09%
Ireland 2 .08%
Australia 1 .70%
Spain 1 .45%
United States 1 .40%
Finland 1 .25%
Singapore 1 .14%
Mexico 1 .01%
Brazil 0 .93%
Israel 0 .86%
Peru 0 .54%
Chile 0 .52%
Indonesia 0 .50%
Norway 0 .48%
Russian Federation 0 .44%
Thailand 0 .42%
Austria 0 .40%
South Africa 0 .37%
Argentina 0 .31%
Panama 0 .26%
Poland 0 .25%
Other Assets and Liabilities
( 0 .13 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 85,878 $ 1,211,613 $ 1,136,921 $ 160,570
$ 85,878 $ 1,211,613 $ 1,136,921 $ 160,570
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .29 % Shares Held Value (000's)
Money Market Funds - 2 .29%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,404,357 $ 3,404
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
219,332,669 219,333
$ 222,737
TOTAL INVESTMENT COMPANIES $ 222,737
COMMON STOCKS - 97 .68 % Shares Held Value (000's)
Apparel - 1 .80%
NIKE Inc 1,312,593 $ 175,349
Automobile Manufacturers - 2 .54%
PACCAR Inc 2,708,697 247,087
Automobile Parts & Equipment - 2 .21%
Magna International Inc 3,066,837 215,445
Banks - 9 .31%
Bank of America Corp 2,743,243 81,337
First Republic Bank/CA 1,551,647 224,973
JPMorgan Chase & Co 2,140,981 275,480
Morgan Stanley 2,075,118 139,137
PNC Financial Services Group Inc/The 1,291,534 185,361
$ 906,288
Beverages - 1 .67%
Coca-Cola Co/The 3,370,583 162,294
Biotechnology - 1 .74%
Corteva Inc 4,237,959 168,925
Chemicals - 2 .62%
Air Products and Chemicals Inc 491,032 130,988
PPG Industries Inc 917,596 123,609
$ 254,597
Computers - 1 .78%
Apple Inc 1,313,653 173,350
Diversified Financial Services - 4 .96%
BlackRock Inc 404,316 283,531
Discover Financial Services 2,385,314 199,269
$ 482,800
Electric - 5 .46%
Eversource Energy 1,247,771 109,180
NextEra Energy Inc 1,964,261 158,850
Sempra Energy 292,879 36,247
WEC Energy Group Inc 1,328,793 118,129
Xcel Energy Inc 1,712,251 109,567
$ 531,973
Electronics - 0 .90%
Honeywell International Inc 448,560 87,635
Food - 3 .24%
Hormel Foods Corp 3,830,830 179,512
Tyson Foods Inc 2,106,527 135,471
$ 314,983
Healthcare - Products - 4 .92%
Abbott Laboratories 2,247,833 277,810
Medtronic PLC 1,809,396 201,440
$ 479,250
Insurance - 3 .86%
Chubb Ltd 1,113,259 162,168
Fidelity National Financial Inc 3,283,101 119,177
Swiss Re AG ADR
(e)
4,238,880 94,146
$ 375,491
Machinery - Construction & Mining - 0 .24%
Caterpillar Inc 127,343 23,283
Machinery - Diversified - 3 .72%
Deere & Co 1,254,294 362,240
Media - 1 .87%
Cable One Inc 48,313 96,626
Comcast Corp - Class A 1,731,472 85,829
$ 182,455
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4 .19%
3M Co 179,415 $ 31,516
Parker-Hannifin Corp 1,022,544 270,575
Trane Technologies PLC 741,498 106,294
$ 408,385
Oil & Gas - 3 .52%
Chevron Corp 1,329,130 113,242
EOG Resources Inc 2,029,899 103,444
Marathon Petroleum Corp 2,927,857 126,366
$ 343,052
Pharmaceuticals - 8 .33%
Becton Dickinson and Co 639,857 167,508
Merck & Co Inc 2,406,683 185,483
Novartis AG ADR 1,494,853 135,240
Pfizer Inc 3,117,753 111,927
Roche Holding AG ADR 4,864,726 211,178
$ 811,336
Pipelines - 1 .23%
Enterprise Products Partners LP 5,914,793 119,656
Private Equity - 2 .27%
KKR & Co Inc 5,682,821 221,346
REITs - 4 .18%
Alexandria Real Estate Equities Inc 938,834 156,888
Digital Realty Trust Inc 1,146,598 165,053
Realty Income Corp 1,446,378 85,423
$ 407,364
Retail - 4 .41%
Costco Wholesale Corp 687,326 242,234
Starbucks Corp 1,236,286 119,685
Target Corp 370,155 67,061
$ 428,980
Semiconductors - 4 .15%
Microchip Technology Inc 1,418,312 193,047
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,736,885 211,066
$ 404,113
Software - 4 .43%
Activision Blizzard Inc 1,117,074 101,654
Fidelity National Information Services Inc 823,657 101,689
Microsoft Corp 547,904 127,092
SAP SE ADR
(e)
796,579 100,528
$ 430,963
Telecommunications - 4 .42%
BCE Inc 4,897,555 207,656
Verizon Communications Inc 4,069,323 222,796
$ 430,452
Toys, Games & Hobbies - 1 .64%
Hasbro Inc 1,706,212 160,077
Transportation - 2 .07%
Union Pacific Corp 1,018,899 201,202
TOTAL COMMON STOCKS $ 9,510,371
Total Investments $ 9,733,108
Other Assets and Liabilities -  0.03% 3,226
TOTAL NET ASSETS - 100.00% $ 9,736,334
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,654 or 0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,052 or 0.11% of net assets.

Schedule of Investments
Equity Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 24 .58%
Consumer, Non-cyclical 19 .90%
Consumer, Cyclical 12 .60%
Industrial 11 .12%
Technology 10 .36%
Communications 6 .29%
Utilities 5 .46%
Energy 4 .75%
Basic Materials 2 .62%
Money Market Funds 2 .29%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 125,574 $ 1,232,059 $ 1,138,300 $ 219,333
$ 125,574 $ 1,232,059 $ 1,138,300 $ 219,333
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 16 .47 % Shares Held Value (000's)
Money Market Funds - 16 .47%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
47,798,445 $ 47,798
TOTAL INVESTMENT COMPANIES $ 47,798
BONDS - 70 .89%
Principal
Amount (000's) Value (000's)
Agriculture - 0 .78%
JBS Investments II GmbH
7.00%, 01/15/2026
(d)
$ 1,925 $ 2,059
7.00%, 01/15/2026 200 214
$ 2,273
Banks - 1 .17%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,550 3,398
Building Materials - 0 .76%
Cemex SAB de CV
5.20%, 09/17/2030
(d)
2,025 2,202
Chemicals - 0 .98%
MEGlobal Canada ULC
5.00%, 05/18/2025 2,550 2,845
Commercial Services - 0 .79%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(d)
2,100 2,289
Diversified Financial Services - 1 .86%
Power Finance Corp Ltd
3.95%, 04/23/2030 1,225 1,288
5.25%, 08/10/2028 3,610 4,114
$ 5,402
Electric - 1 .09%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(d)
2,050 2,153
3.95%, 02/12/2030 950 997
$ 3,150
Internet - 0 .74%
Prosus NV
3.83%, 02/08/2051
(d)
2,225 2,155
Iron & Steel - 2 .20%
CSN Inova Ventures
6.75%, 01/28/2028
(d)
2,650 2,853
6.75%, 01/28/2028 250 269
CSN Islands XII Corp
7.00%, 03/23/2021
(e)
2,025 1,978
Metinvest BV
7.65%, 10/01/2027
(d)
850 915
8.50%, 04/23/2026 325 362
$ 6,377
Metal Fabrication & Hardware - 1 .43%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(d)
3,675 3,928
7.00%, 12/18/2025 200 214
$ 4,142
Oil & Gas - 5 .27%
Leviathan Bond Ltd
5.75%, 06/30/2023
(d)
1,050 1,116
6.13%, 06/30/2025
(d)
1,400 1,545
6.50%, 06/30/2027
(d)
1,875 2,109
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 815 792
Petrobras Global Finance BV
5.09%, 01/15/2030 1,825 2,004
Petroleos Mexicanos
6.63%, 06/15/2035 1,275 1,199
6.84%, 01/23/2030 2,250 2,261
6.95%, 01/28/2060 2,350 2,060
Tullow Oil PLC
6.25%, 04/15/2022 1,575 1,275
7.00%, 03/01/2025 1,425 931
$ 15,292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 4 .65%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 $ 2,398 $ 2,411
11.95%, 11/12/2023 1,200 1,255
Sunac China Holdings Ltd
6.65%, 08/03/2024 450 457
7.00%, 07/09/2025 2,625 2,672
7.25%, 06/14/2022 525 538
7.88%, 02/15/2022 2,825 2,885
Yuzhou Group Holdings Co Ltd
6.00%, 01/25/2022 750 757
8.50%, 02/04/2023 2,350 2,502
$ 13,477
Sovereign - 44 .93%
1MDB Global Investments Ltd
4.40%, 03/09/2023 2,300 2,301
Angolan Government International Bond
8.00%, 11/26/2029 4,200 4,147
Argentine Republic Government International
Bond
0.12%, 07/09/2035
(f)
13,431 4,590
Dominican Republic International Bond
4.50%, 01/30/2030 1,300 1,359
4.88%, 09/23/2032
(d)
1,775 1,893
5.30%, 01/21/2041
(d)
900 929
5.88%, 01/30/2060
(d)
2,400 2,513
5.95%, 01/25/2027 800 919
Egypt Government International Bond
6.38%, 04/11/2031 EUR 925 1,200
7.63%, 05/29/2032 $ 4,150 4,597
El Salvador Government International Bond
5.88%, 01/30/2025 800 776
7.12%, 01/20/2050 1,025 947
7.65%, 06/15/2035 350 343
Ghana Government International Bond
6.38%, 02/11/2027 2,375 2,458
7.88%, 03/26/2027 1,475 1,617
Hungary Government International Bond
6.38%, 03/29/2021 2,000 2,019
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 112,150,000 8,379
Ivory Coast Government International Bond
4.88%, 01/30/2032
(d)
EUR 1,975 2,461
Mexican Bonos
7.75%, 05/29/2031 MXN 36,000 2,054
7.75%, 11/23/2034 47,250 2,688
8.50%, 05/31/2029 51,000 3,037
Montenegro Government International Bond
2.88%, 12/16/2027
(d)
EUR 2,150 2,502
Oman Government International Bond
6.25%, 01/25/2031
(d)
$ 1,800 1,908
7.38%, 10/28/2032 3,225 3,657
Peru Government Bond
6.15%, 08/12/2032 PEN 31,750 10,483
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 205,600 12,035
Romanian Government International Bond
1.38%, 12/02/2029
(d)
EUR 775 955
2.00%, 01/28/2032 2,100 2,651
3.50%, 04/03/2034 1,050 1,516
3.62%, 05/26/2030
(d)
1,300 1,877
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 309,200 3,890
7.25%, 05/10/2034 436,500 6,120
Serbia International Bond
3.13%, 05/15/2027 EUR 250 339
3.13%, 05/15/2027
(d)
3,575 4,842

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
4.75%, 01/26/2026 $ 1,900 $ 1,928
4.88%, 04/16/2043 2,550 2,159
5.88%, 06/26/2031 6,350 6,468
Ukraine Government Bond
16.42%, 11/17/2021 UAH 11,300 416
16.75%, 06/16/2021 12,700 461
Ukraine Government International Bond
0.00%, 05/31/2040
(b),(f)
$ 4,175 4,707
7.75%, 09/01/2025 1,600 1,785
7.75%, 09/01/2027 3,425 3,829
Ukraine Treasury Bill
0.00%, 07/07/2021
(b)
UAH 63,500 2,161
Zambia Government International Bond
0.00%, 09/20/2022
(b)
$ 2,075 1,058
0.00%, 04/14/2024
(b)
2,625 1,398
$ 130,372
Supranational Bank - 0 .91%
Banque Ouest Africaine de Developpement
2.75%, 01/22/2033
(d)
EUR 1,650 2,053
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 $ 550 587
$ 2,640
Telecommunications - 3 .33%
C&W Senior Financing DAC
7.50%, 10/15/2026
(d)
900 952
7.50%, 10/15/2026 1,625 1,719
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 2,695 2,770
VEON Holdings BV
3.38%, 11/25/2027
(d)
4,125 4,230
$ 9,671
TOTAL BONDS $ 205,685
CREDIT LINKED STRUCTURED NOTES
- 8 .19%
Principal
Amount (000's) Value (000's)
Sovereign - 8 .19%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(d)
CNY 115,400 $ 18,012
3.81%, 09/14/2050
(d)
36,600 5,743
$ 23,755
TOTAL CREDIT LINKED STRUCTURED NOTES $ 23,755
Total Investments $ 277,238
Other Assets and Liabilities -  4.45% 12,926
TOTAL NET ASSETS - 100.00% $ 290,164
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $74,194 or 25.57% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 16 .47%
China 8 .19%
Cayman Islands 6 .67%
Mexico 5 .35%
Ukraine 4 .59%
South Africa 4 .15%
India 3 .74%
Turkey 3 .63%
Peru 3 .61%
Russian Federation 3 .45%
Netherlands 3 .34%
Indonesia 2 .89%
Dominican Republic 2 .63%
Romania 2 .41%
Mauritius 2 .38%
Egypt 1 .99%
Oman 1 .92%
Serbia 1 .79%
Israel 1 .65%
Argentina 1 .58%
Angola 1 .43%
Ghana 1 .41%
Azerbaijan 1 .17%
Canada 0 .98%
Ireland 0 .92%
Supranational 0 .91%
Montenegro 0 .86%
Cote d'Ivoire 0 .85%
Zambia 0 .84%
Virgin Islands, British 0 .79%
Austria 0 .78%
United Kingdom 0 .76%
El Salvador 0 .72%
Hungary 0 .70%
Other Assets and Liabilities
4 .45%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 33,964 $ 83,860 $ 70,026 $ 47,798
$ 33,964 $ 83,860 $ 70,026 $ 47,798
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; March 2021 Short 22 $ 4,732 $ —
Total $ —
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 02/12/2021 $ 108 RUB 8,000 $ 2 $ —
Citigroup Inc 02/12/2021 BRL 1,500 $ 282 — (9)
Citigroup Inc 02/12/2021 INR 55,000 $ 749 4 —
Citigroup Inc 02/12/2021 $ 256 RUB 19,000 5 —
Citigroup Inc 02/23/2021 $ 569 EUR 467 2 —
HSBC Securities Inc 02/12/2021 INR 1,152,000 $ 15,640 137 —
HSBC Securities Inc 02/12/2021 RUB 324,100 $ 4,295 — (16)
HSBC Securities Inc 02/12/2021 TRY 52,300 $ 6,870 254 —
HSBC Securities Inc 02/12/2021 $ 5,346 RUB 401,200 48 —
JPMorgan Chase 02/09/2021 $ 11,429 CNY 74,400 — (107)
JPMorgan Chase 02/12/2021 BRL 50,300 $ 9,174 32 (13)
JPMorgan Chase 02/12/2021 INR 10,000 $ 137 — —
JPMorgan Chase 02/12/2021 TRY 11,600 $ 1,546 34 —
JPMorgan Chase 02/12/2021 $ 7,947 MXN 160,800 110 —
JPMorgan Chase 02/12/2021 $ 29,058 ZAR 447,600 30 (539)
JPMorgan Chase 02/12/2021 $ 5,732 PEN 20,900 — (15)
JPMorgan Chase 02/23/2021 EUR 5,078 $ 6,175 — (11)
JPMorgan Chase 02/23/2021 $ 26,998 EUR 22,237 5 —
Total $ 663 $ (710)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 PLN 212,800 $ 22 $ 2 $ 24
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 44,200 108 (1) 107
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 42,400 (3) 8 5
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 8,900 29 (7) 22
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 8,000 (1) 2 1
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 1,700 9 (5) 4
6 Month Warsaw Interbank Offered Rate Pay 0.29% Semiannual Annual N/A 10/08/2022 17,000 1 1 2
6 Month Warsaw Interbank Offered Rate Receive 1.10% Annual Semiannual N/A 10/08/2030 3,500 2 6 8
Total $ 167 $ 6 $ 173
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 02/16/2021
31,700,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/17/2021 $ 1,900 $ — $ 103 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 02/16/2021
5,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/17/2021 306 — 10 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
48,400,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/03/2021 2,936 — 115 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/02/2021
7,000,000 Receive 3 Month USD
LIBOR
Quarterly 03/03/2021 434 — 8 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 03/23/2021
35,325,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 03/24/2021 2,191 — 29 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
35,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 2,084 — 23 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
12,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 722 — 1 —

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
14,200,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 $ 2,557 $ — $ — $ (13)
Total $ — $ 289 $ (13)
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.13% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
Invesco Preferred ETF 35,626 $ 530
iShares Preferred & Income Securities ETF 11,400 432
SPDR Bloomberg Barclays High Yield Bond ETF 40,000 4,336
WisdomTree Trust - WisdomTree International
High Dividend Fund ETP
(a)
114,664 4,248
WisdomTree US High Dividend Fund ETP 19,179 1,313
$ 10,859
Money Market Funds - 2.91%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
8,092,845 8,094
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
133,124,150 133,123
$ 141,217
TOTAL INVESTMENT COMPANIES $ 152,076
COMMON STOCKS - 24.91% Shares Held Value (000's)
Advertising - 0.03%
Dentsu Group Inc 30,300 $ 966
Hakuhodo DY Holdings Inc 42,300 613
$ 1,579
Aerospace & Defense - 0.29%
BAE Systems PLC 181,701 1,146
CAE Inc 54,400 1,229
Elbit Systems Ltd 528 73
General Dynamics Corp 9,454 1,387
HEICO Corp 17,134 2,018
Hexcel Corp 16,342 713
Lockheed Martin Corp 3,138 1,010
Meggitt PLC 323,978 1,752
MTU Aero Engines AG 3,215 746
Northrop Grumman Corp 2,349 673
Thales SA 16,779 1,505
TransDigm Group Inc
(e)
3,560 1,970
$ 14,222
Agriculture - 0.27%
Altria Group Inc 87,327 3,587
British American Tobacco PLC 67,850 2,465
Imperial Brands PLC 248,844 4,995
Japan Tobacco Inc 97,000 1,927
$ 12,974
Airlines - 0.05%
Qantas Airways Ltd 246,013 842
SkyWest Inc 39,505 1,540
$ 2,382
Apparel - 0.10%
Carter's Inc 12,548 1,105
Feng TAY Enterprise Co Ltd 191,000 1,223
Hanesbrands Inc 127,619 1,951
Tapestry Inc 19,459 615
$ 4,894
Automobile Manufacturers - 0.03%
Cummins Inc 6,075 1,424
Automobile Parts & Equipment - 0.21%
Allison Transmission Holdings Inc 24,731 1,007
Denso Corp 34,500 1,918
Fuyao Glass Industry Group Co Ltd
(f)
276,000 1,916
Gentex Corp 62,728 2,073
Magna International Inc 21,800 1,535
Toyota Industries Corp 10,300 812
Yokohama Rubber Co Ltd/The 58,300 918
$ 10,179
Banks - 2.07%
Associated Banc-Corp 198,206 3,556
Banca Mediolanum SpA
(e)
98,475 780
Banco Bilbao Vizcaya Argentaria SA 944,985 4,312
Bangkok Bank PCL 271,800 1,027
Bank Hapoalim BM
(e)
22,318 157
Bank Leumi Le-Israel BM 28,842 178
Bank of America Corp 54,035 1,602
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The 45,085 $ 1,796
Banque Cantonale Vaudoise 25,625 2,711
BDO Unibank Inc 647,540 1,352
BOC Hong Kong Holdings Ltd 413,000 1,232
Cathay General Bancorp 33,432 1,131
Chiba Bank Ltd/The 147,500 802
Citizens Financial Group Inc 53,162 1,937
Comerica Inc 112,723 6,447
Credicorp Ltd 7,264 1,092
Cullen/Frost Bankers Inc 25,892 2,388
Fifth Third Bancorp 118,827 3,438
Fukuoka Financial Group Inc 42,000 751
ICICI Bank Ltd ADR
(e)
57,867 874
Independent Bank Corp/MI 73,733 1,354
Israel Discount Bank Ltd 22,896 88
JPMorgan Chase & Co 17,830 2,294
KBC Group NV
(e)
28,528 1,989
KeyCorp 242,435 4,087
M&T Bank Corp 20,516 2,718
Mediobanca Banca di Credito Finanziario SpA
(e)
436,238 3,882
Mizrahi Tefahot Bank Ltd 2,776 65
Mizuho Financial Group Inc 89,500 1,180
Morgan Stanley 35,414 2,375
Northern Trust Corp 20,759 1,852
Oversea-Chinese Banking Corp Ltd 69,200 536
PacWest Bancorp 232,207 7,010
Paragon Banking Group PLC 213,141 1,321
Pinnacle Financial Partners Inc 19,937 1,366
PNC Financial Services Group Inc /The 18,497 2,655
Popular Inc 50,739 2,879
Prosperity Bancshares Inc 29,943 2,019
Regions Financial Corp 351,578 5,980
Resona Holdings Inc 182,300 633
Seven Bank Ltd 386,300 851
State Street Corp 22,307 1,561
Sumitomo Mitsui Financial Group Inc 48,300 1,501
TCF Financial Corp 45,410 1,765
Wells Fargo & Co 138,973 4,153
Western Alliance Bancorp 39,902 2,721
Zions Bancorp NA 96,530 4,261
$ 100,659
Beverages - 0.18%
Carlsberg AS 16,546 2,417
Coca-Cola European Partners PLC 7,654 356
Coca-Cola HBC AG
(e)
29,675 876
Molson Coors Beverage Co 74,405 3,732
Treasury Wine Estates Ltd 156,613 1,198
$ 8,579
Biotechnology - 0.03%
Mirati Therapeutics Inc
(e)
6,089 1,250
Building Materials - 0.37%
Armstrong World Industries Inc 7,314 572
Buzzi Unicem SpA
(a)
25,476 627
China Lesso Group Holdings Ltd 500,000 829
CRH PLC 23,118 948
Ibstock PLC
(e),(f)
488,056 1,376
LafargeHolcim Ltd
(e)
72,026 3,895
Martin Marietta Materials Inc 12,872 3,700
Masco Corp 31,149 1,692
Vulcan Materials Co 19,829 2,957
Wienerberger AG 43,663 1,483
$ 18,079
Chemicals - 0.39%
Arkema SA 10,913 1,208
Brenntag AG 12,337 966
Celanese Corp 12,052 1,472
CF Industries Holdings Inc 56,041 2,319
Denka Co Ltd 37,800 1,440
Eastman Chemical Co 24,185 2,379

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
ICL Group Ltd 13,850 $ 74
LANXESS AG 10,744 809
NewMarket Corp 2,725 1,069
Nissan Chemical Corp 7,200 410
Nutrien Ltd 43,400 2,137
Showa Denko KK 80,900 1,930
Sumitomo Bakelite Co Ltd 39,100 1,402
Toray Industries Inc 184,000 1,201
Yara International ASA 3,363 156
$ 18,972
Commercial Services - 0.54%
Ashtead Group PLC 62,598 3,142
ATD New Holdings Inc
(e),(g),(h)
385,347 13,036
Automatic Data Processing Inc 9,050 1,494
Cengage Learning Holdings II Inc
(e)
34,465 328
ManpowerGroup Inc 20,168 1,784
QinetiQ Group PLC 174,840 718
Quanta Services Inc 3,595 253
Recruit Holdings Co Ltd 4,800 209
Robert Half International Inc 23,366 1,577
Service Corp International/US 17,654 890
Sohgo Security Services Co Ltd 7,100 349
Toppan Printing Co Ltd 54,500 775
TransUnion 12,250 1,066
Triton International Ltd/Bermuda 15,550 721
$ 26,342
Computers - 0.32%
Amdocs Ltd 16,245 1,147
Capgemini SE 10,084 1,457
Cognizant Technology Solutions Corp 9,562 745
DXC Technology Co 104,631 2,951
Fujitsu Ltd 2,400 366
HP Inc 89,612 2,181
Logitech International SA 10,888 1,131
NetApp Inc 42,510 2,824
Nomura Research Institute Ltd 9,800 330
NSD Co Ltd 67,000 1,283
Obic Co Ltd 4,200 786
SCSK Corp 9,900 551
$ 15,752
Consumer Products - 0.02%
Henkel AG & Co KGaA 8,784 821
Cosmetics & Personal Care - 0.03%
Kao Corp 5,100 370
Unilever PLC 15,264 889
$ 1,259
Distribution & Wholesale - 0.22%
Fastenal Co 48,500 2,211
ITOCHU Corp 28,300 810
Jardine Cycle & Carriage Ltd 40,200 650
Marubeni Corp 211,800 1,407
Mitsubishi Corp 51,500 1,305
Seven Group Holdings Ltd
(a)
92,609 1,575
Toromont Industries Ltd 23,800 1,598
Toyota Tsusho Corp 28,400 1,109
$ 10,665
Diversified Financial Services - 0.61%
Ameriprise Financial Inc 8,134 1,610
Capital One Financial Corp 13,564 1,414
Cboe Global Markets Inc 8,849 812
Discover Financial Services 31,061 2,595
Eaton Vance Corp 42,112 2,827
Evercore Inc - Class A 30,125 3,287
Hana Financial Group Inc 19,429 566
LPL Financial Holdings Inc 21,457 2,325
Mastercard Inc 599 189
Mitsubishi UFJ Lease & Finance Co Ltd 272,500 1,333
OneMain Holdings Inc 72,914 3,395
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
ORIX Corp 107,600 $ 1,727
Raymond James Financial Inc 12,573 1,256
SBI Holdings Inc /Japan 42,300 1,056
SEI Investments Co 12,693 671
SLM Corp 102,229 1,419
Synchrony Financial 71,088 2,392
Tisco Financial Group PCL 305,200 938
$ 29,812
Electric - 3 .78%
AGL Energy Ltd 149,884 1,310
Alliant Energy Corp 306,305 14,902
Ameren Corp 185,806 13,512
CMS Energy Corp 270,209 15,370
Edison International 301,738 17,549
Enel SpA 975,000 9,670
Entergy Corp 104,704 9,981
Evergy Inc 35,459 1,905
Eversource Energy 192,320 16,828
Meridian Energy Ltd 27,256 139
NextEra Energy Inc 192,900 15,600
Northland Power Inc 40,000 1,466
NRG Energy Inc 39,056 1,617
Orsted AS
(f)
63,500 12,060
PG&E Corp
(e)
350,000 4,001
Public Service Enterprise Group Inc 267,452 15,092
Sempra Energy 59,265 7,335
Verbund AG 9,261 835
Vistra Corp 69,923 1,396
WEC Energy Group Inc 107,883 9,591
Xcel Energy Inc 217,020 13,887
$ 184,046
Electrical Components & Equipment - 0.08%
Acuity Brands Inc 2,164 260
AMETEK Inc 15,782 1,788
Brother Industries Ltd 48,000 1,070
Ecopro BM Co Ltd 5,499 897
$ 4,015
Electronics - 0.15%
Allegion plc 5,485 587
Avnet Inc 55,190 1,949
FLIR Systems Inc 24,830 1,292
LEENO Industrial Inc 6,550 894
Mycronic AB 36,515 1,024
Otsuka Corp 10,300 519
SYNNEX Corp 8,182 668
Woodward Inc 4,093 458
$ 7,391
Engineering & Construction - 0.37%
ACS Actividades de Construccion y Servicios SA 150,992 4,705
ACS Actividades de Construccion y Servicios
SA - Rights
(e)
152,936 76
Eiffage SA
(e)
13,606 1,235
Frontken Corp Bhd 1,607,200 1,841
Grupo Aeroportuario del Pacifico SAB de CV
(e)
130,300 1,310
HOCHTIEF AG 28,382 2,639
Kyowa Exeo Corp 35,700 932
Obayashi Corp 73,800 618
SPIE SA
(e)
72,642 1,604
Sydney Airport
(e)
648,927 2,820
$ 17,780
Entertainment - 0.09%
Aristocrat Leisure Ltd 14,155 333
Entain PLC 96,885 1,640
Genting Singapore Ltd 981,500 630
Vail Resorts Inc 6,639 1,766
$ 4,369

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0.29%
Calbee Inc 11,000 $ 325
Chocoladefabriken Lindt & Spruengli AG - PC 195 1,689
Chocoladefabriken Lindt & Spruengli AG - REG 18 1,675
Dairy Farm International Holdings Ltd 12,459 54
Empire Co Ltd 17,600 486
Koninklijke Ahold Delhaize NV 40,976 1,176
Kroger Co/The 25,779 889
Loblaw Cos Ltd 11,700 565
METRO AG 274,905 3,208
Mowi ASA 8,334 185
Orkla ASA 14,234 138
Seven & i Holdings Co Ltd 20,900 798
Tyson Foods Inc 21,178 1,362
WH Group Ltd
(f)
919,000 745
X5 Retail Group NV 21,939 774
$ 14,069
Food Service - 0.06%
Compass Group PLC
(e)
56,780 1,014
Sodexo SA
(e)
21,739 1,935
$ 2,949
Gas - 1.39%
Atmos Energy Corp 207,242 18,445
Naturgy Energy Group SA 115,981 2,996
New Jersey Resources Corp 386,156 13,519
NiSource Inc 792,447 17,553
Southwest Gas Holdings Inc 252,480 15,139
$ 67,652
Hand & Machine Tools - 0.10%
Amada Co Ltd 133,500 1,503
Snap-on Inc 9,775 1,760
Techtronic Industries Co Ltd 101,500 1,516
$ 4,779
Healthcare - Products - 0.09%
Carl Zeiss Meditec AG 5,830 911
Fisher & Paykel Healthcare Corp Ltd 12,224 303
GN Store Nord AS 11,804 899
STERIS PLC 11,875 2,222
$ 4,335
Healthcare - Services - 0.13%
Anthem Inc 2,200 653
Encompass Health Corp 11,809 949
Fresenius Medical Care AG & Co KGaA 6,462 523
Humana Inc 682 261
ICON PLC
(e)
6,747 1,375
NMC Health PLC
(e),(g),(h)
9,858 —
Quest Diagnostics Inc 10,124 1,308
Ryman Healthcare Ltd 8,507 95
UnitedHealth Group Inc 2,287 763
Universal Health Services Inc 2,857 356
$ 6,283
Holding Companies - Diversified - 0.03%
CK Hutchison Holdings Ltd 161,000 1,111
Jardine Matheson Holdings Ltd 7,980 460
$ 1,571
Home Builders - 0.16%
Berkeley Group Holdings PLC 21,000 1,201
DR Horton Inc 6,832 525
Lennar Corp - A Shares 3,682 306
Lennar Corp - B Shares 5,863 392
Persimmon PLC 53,400 1,859
PulteGroup Inc 36,266 1,577
Sekisui House Ltd
(a)
48,400 935
Toll Brothers Inc 20,384 1,042
$ 7,837
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.01%
Hoshizaki Corp 4,200 $ 373
Sony Corp 1,700 162
Targus Group International Inc
(e),(g),(h)
75,880 4
$ 539
Insurance - 1.30%
Allianz SE 7,870 1,779
Allstate Corp/The 12,187 1,306
American Financial Group Inc /OH 14,191 1,336
Arthur J Gallagher & Co 22,134 2,555
ASR Nederland NV 62,000 2,403
Everest Re Group Ltd 6,214 1,312
Fidelity National Financial Inc 36,033 1,308
First American Financial Corp 30,946 1,618
Great-West Lifeco Inc 100,100 2,286
Hannover Rueck SE 3,755 582
Hanover Insurance Group Inc /The 16,083 1,809
Hartford Financial Services Group Inc /The 38,747 1,861
iA Financial Corp Inc 36,000 1,604
Manulife Financial Corp 122,700 2,217
Mapfre SA 1,269,304 2,329
MGIC Investment Corp 141,924 1,663
NN Group NV 96,191 4,006
Old Republic International Corp 157,110 2,844
Power Corp of Canada 129,700 3,020
Primerica Inc 4,913 684
Progressive Corp/The 2,201 192
Prudential Financial Inc 46,552 3,644
Qualitas Controladora SAB de CV 265,000 1,396
Reinsurance Group of America Inc 16,562 1,740
Sun Life Financial Inc 30,500 1,410
Swiss Life Holding AG 3,932 1,793
Swiss Re AG 74,039 6,527
T&D Holdings Inc 88,400 1,030
Tokio Marine Holdings Inc 23,100 1,135
Travelers Cos Inc /The 12,219 1,665
Unum Group 158,710 3,687
Voya Financial Inc 11,069 614
$ 63,355
Internet - 0.24%
21Vianet Group Inc ADR
(e)
29,562 1,115
CDW Corp/DE 5,849 770
Cogent Communications Holdings Inc 157,656 8,979
eBay Inc 10,272 581
Kakaku.com Inc 12,300 356
$ 11,801
Investment Companies - 0.08%
Melrose Industries PLC
(e)
1,034,705 2,366
SIMPAR SA 219,000 1,399
$ 3,765
Iron & Steel - 0.50%
Fortescue Metals Group Ltd 193,408 3,186
Reliance Steel & Aluminum Co 30,967 3,595
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 14,041
Steel Dynamics Inc 96,165 3,295
$ 24,117
Leisure Products & Services - 0.03%
Flight Centre Travel Group Ltd
(a),(e)
106,209 1,133
Jardine Strategic Holdings Ltd 8,018 208
$ 1,341
Lodging - 0.09%
Choice Hotels International Inc 3,522 354
City Developments Ltd 87,300 472
Crown Resorts Ltd 246,358 1,799
Hyatt Hotels Corp 24,674 1,620
Melco Resorts & Entertainment Ltd ADR 8,141 130
$ 4,375

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0.05%
Hitachi Ltd 18,800 $ 775
Mitsubishi Electric Corp 45,900 700
Oshkosh Corp 10,060 921
$ 2,396
Machinery - Diversified - 0.29%
CNH Industrial NV
(e)
113,840 1,451
Cognex Corp 22,069 1,813
Crane Co 26,130 1,977
Daifuku Co Ltd 14,300 1,632
Dover Corp 23,130 2,694
GEA Group AG 24,710 854
GrafTech International Ltd 213,006 2,066
Miura Co Ltd 31,200 1,776
$ 14,263
Media - 0.37%
Altice USA Inc
(e)
220,291 7,836
Charter Communications Inc
(e)
6,873 4,176
Comcast Corp - Class A 21,790 1,080
Fox Corp - B Shares 29,593 884
Nexstar Media Group Inc 11,487 1,306
Quebecor Inc 28,300 677
Schibsted ASA - B Shares 1,860 60
Sirius XM Holdings Inc 76,836 481
Telenet Group Holding NV 33,599 1,432
$ 17,932
Metal Fabrication & Hardware - 0.09%
Maruichi Steel Tube Ltd 32,400 699
Rexnord Corp 39,778 1,506
SKF AB 45,661 1,250
Valmont Industries Inc 5,083 981
$ 4,436
Mining - 0.52%
BHP Group Ltd 49,678 1,657
BHP Group PLC 80,595 2,209
Evolution Mining Ltd 174,017 621
Impala Platinum Holdings Ltd 87,174 1,177
Kirkland Lake Gold Ltd 4,400 169
Lundin Mining Corp 119,800 1,068
OZ Minerals Ltd 70,053 991
Real Alloy Holding Inc
(e),(g),(h)
362 13,544
Rio Tinto Ltd 19,560 1,637
Rio Tinto PLC 29,043 2,203
$ 25,276
Miscellaneous Manufacturers - 0.17%
A O Smith Corp 19,903 1,081
Carlisle Cos Inc 5,871 851
Elite Material Co Ltd 343,000 1,838
ITT Inc 7,964 595
Utex Industries
(e)
120,675 3,781
Utex Industries - Warrants
(e),( i )
53,725 —
$ 8,146
Office & Business Equipment - 0.04%
FUJIFILM Holdings Corp 9,300 533
Seiko Epson Corp 95,500 1,627
$ 2,160
Oil & Gas - 1.18%
Aker BP ASA 49,182 1,222
Cabot Oil & Gas Corp 55,271 1,013
Canadian Natural Resources Ltd 100,800 2,277
ConocoPhillips 58,187 2,329
ENEOS Holdings Inc 316,200 1,281
Eni SpA 381,313 3,852
EOG Resources Inc 32,047 1,633
Equinor ASA 18,984 340
Frontera Energy Corp 71,984 210
Galp Energia SGPS SA 234,659 2,355
Helmerich & Payne Inc 352,863 8,568
HollyFrontier Corp 122,179 3,477
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Inpex Corp 229,200 $ 1,327
Lundin Energy AB 144,406 3,923
Marathon Oil Corp 200,734 1,453
Milagro Oil & Gas Inc
(e),(g),(h)
1,874 191
OMV AG 63,651 2,671
Phillips 66 52,359 3,550
Pioneer Natural Resources Co 16,166 1,955
Royal Dutch Shell PLC - A Shares 164,697 3,048
Royal Dutch Shell PLC - B Shares 180,572 3,147
SandRidge Energy Inc
(e)
286 1
SandRidge Energy Inc - Warrants
(e)
248 —
SandRidge Energy Inc - Warrants
(e)
104 —
Santos Ltd 427,957 2,109
Suncor Energy Inc 144,500 2,417
TOTAL SE 66,087 2,785
$ 57,134
Packaging & Containers - 0.05%
DS Smith PLC 176,245 875
Westrock Co 37,315 1,546
$ 2,421
Pharmaceuticals - 0.29%
AbbVie Inc 24,990 2,561
Bristol-Myers Squibb Co 22,618 1,389
Ipsen SA 3,614 315
Kyowa Kirin Co Ltd 14,300 424
Medipal Holdings Corp 24,600 504
Novartis AG 32,062 2,903
Novo Nordisk A/S 30,449 2,121
Otsuka Holdings Co Ltd 11,300 483
Recordati Industria Chimica e Farmaceutica SpA 13,018 674
Shionogi & Co Ltd 7,300 396
Ship Healthcare Holdings Inc 32,500 1,870
Sumitomo Dainippon Pharma Co Ltd 38,400 624
$ 14,264
Pipelines - 0.05%
Keyera Corp
(a)
64,600 1,214
ONEOK Inc 34,456 1,372
$ 2,586
Private Equity - 0.16%
Apollo Global Management Inc 52,059 2,392
Centuria Capital Group 550,540 976
Intermediate Capital Group PLC 79,013 1,833
KKR & Co Inc 70,872 2,760
$ 7,961
Real Estate - 0.69%
Azrieli Group Ltd 866 53
CA Immobilien Anlagen AG 29,321 1,263
Castellum AB 103,319 2,479
CBRE Group Inc
(e)
30,856 1,882
CK Asset Holdings Ltd 154,000 768
Daito Trust Construction Co Ltd 18,300 1,907
Echo Investment SA
(a),(e)
56,460 64
ESR Cayman Ltd
(e),(f)
125,200 446
ESR Kendall Square REIT Co Ltd
(e)
114,809 551
Fabege AB 38,179 569
Henderson Land Development Co Ltd 253,000 1,035
Hongkong Land Holdings Ltd 334,031 1,540
Hysan Development Co Ltd 340,000 1,233
LEG Immobilien AG 8,370 1,200
Midea Real Estate Holding Ltd
(f)
540,400 1,131
Mitsubishi Estate Co Ltd 164,800 2,607
Mitsui Fudosan Co Ltd 38,270 777
New World Development Co Ltd 493,395 2,284
Sino Land Co Ltd 884,000 1,224
Sun Hung Kai Properties Ltd 151,500 2,070
TAG Immobilien AG
(e)
73,622 2,261
Vonovia SE 71,721 4,789
Wihlborgs Fastigheter AB 32,403 665

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Zhongliang Holdings Group Co Ltd 1,434,000 $ 858
$ 33,656
REITs - 4.15%
AIMS APAC REIT 1,081,990 1,048
Alexandria Real Estate Equities Inc 14,470 2,418
Allied Properties Real Estate Investment Trust 25,300 718
alstria office REIT-AG 69,284 1,192
American Assets Trust Inc 15,411 426
American Homes 4 Rent 94,848 2,867
American Tower Corp 61,325 13,943
Apartment Income REIT Corp 32,717 1,268
Apartment Investment and Management Co 11,438 53
ARA LOGOS Logistics Trust 450,401 236
Arena REIT 430,751 948
Assura PLC 458,046 454
AvalonBay Communities Inc 18,745 3,068
Big Yellow Group PLC 40,181 606
Blackstone Mortgage Trust Inc 87,421 2,331
Brandywine Realty Trust 455,979 5,016
British Land Co PLC/The 252,418 1,544
Broadstone Net Lease Inc 75,735 1,366
Camden Property Trust 34,262 3,500
CareTrust REIT Inc 69,608 1,563
Centuria Industrial REIT 187,673 437
Centuria Office REIT 74,110 110
Charter Hall Group 40,049 414
City Office REIT Inc 31,897 300
CoreSite Realty Corp 94,515 12,706
Cousins Properties Inc 28,704 905
Covivio 7,873 646
CRE Logistics REIT Inc 600 878
Cromwell European Real Estate Investment Trust 1,762,400 1,063
CubeSmart 61,415 2,140
CyrusOne Inc 11,822 862
Daiwa Office Investment Corp 91 590
Dexus 133,934 917
Dream Industrial Real Estate Investment Trust 234,530 2,326
Duke Realty Corp 35,671 1,411
Equinix Inc 10,601 7,845
Essential Properties Realty Trust Inc 24,980 520
Essex Property Trust Inc 15,869 3,802
Far East Hospitality Trust 628,430 279
First Industrial Realty Trust Inc 52,000 2,113
Gecina SA 5,384 765
GLP J- Reit
(e)
840 1,353
Goodman Group 143,818 1,935
Granite Real Estate Investment Trust 24,500 1,435
Healthcare Trust of America Inc 79,407 2,243
Highwoods Properties Inc 27,825 1,043
Independence Realty Trust Inc 317,690 4,219
Industrial & Infrastructure Fund Investment Corp 1,064 1,915
Industrial Logistics Properties Trust 165,965 3,520
Ingenia Communities Group 172,128 656
Inmobiliaria Colonial Socimi SA 69,701 670
Invitation Homes Inc 142,882 4,212
Irish Residential Properties REIT PLC 402,063 706
Irongate Group 378,406 378
Japan Hotel REIT Investment Corp 651 328
Kenedix Office Investment Corp 88 566
Keppel DC REIT 483,800 1,081
Klepierre SA 312,590 7,492
Lendlease Global Commercial REIT 444,500 257
Link REIT 383,200 3,324
Mapletree Industrial Trust 450,500 970
Mapletree Logistics Trust 1,370,122 2,032
Merlin Properties Socimi SA 150,128 1,438
MGM Growth Properties LLC 71,477 2,227
Minto Apartment Real Estate Investment Trust
(f)
27,516 427
Mitsui Fudosan Logistics Park Inc 183 915
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mori Hills REIT Investment Corp 335 $ 467
New Residential Investment Corp 134,045 1,259
NewRiver REIT PLC
(e)
184,343 209
NexPoint Residential Trust Inc 32,370 1,278
Nippon Accommodations Fund Inc 135 743
Nomura Real Estate Master Fund Inc 1,590 2,421
NSI NV 24,390 1,006
Orix JREIT Inc 770 1,291
Paramount Group Inc 363,232 3,229
Park Hotels & Resorts Inc 61,900 1,032
Plymouth Industrial REIT Inc 57,207 838
Primary Health Properties PLC 234,686 466
Prologis Inc 73,572 7,593
Rexford Industrial Realty Inc 20,054 981
Sabra Health Care REIT Inc 125,307 2,104
SBA Communications Corp 54,899 14,750
Scentre Group 218,904 453
Segro PLC 158,501 2,063
Sekisui House Reit Inc 1,641 1,188
Simon Property Group Inc 6,662 619
STAG Industrial Inc 30,145 898
STORE Capital Corp 142,282 4,413
Summit Industrial Income REIT 160,049 1,657
Sun Communities Inc 25,425 3,639
Tritax Big Box REIT PLC 603,226 1,519
UNITE Group PLC/The
(e)
68,404 897
United Urban Investment Corp 1,668 2,269
VICI Properties Inc 118,782 3,003
Welltower Inc 57,682 3,496
Weyerhaeuser Co 24,627 768
WPT Industrial Real Estate Investment Trust 286,291 4,435
$ 201,920
Retail - 0.36%
Advance Auto Parts Inc 1,264 188
Alimentation Couche-Tard Inc 5,900 180
Best Buy Co Inc 17,795 1,936
Bloomin ' Brands Inc 64,153 1,352
Caleres Inc 123,125 1,860
Canadian Tire Corp Ltd
(a)
10,000 1,297
China Meidong Auto Holdings Ltd 144,000 484
Cosmos Pharmaceutical Corp 400 61
Darden Restaurants Inc 7,199 841
Dick's Sporting Goods Inc 19,945 1,337
Dollar General Corp 1,660 323
Domino's Pizza Inc 852 316
Home Depot Inc /The 3,504 949
Magazine Luiza SA 189,100 868
Marui Group Co Ltd 32,900 590
Ruth's Hospitality Group Inc 110,224 2,005
Tractor Supply Co 3,258 462
Tsuruha Holdings Inc 5,700 757
USS Co Ltd 42,500 837
Welcia Holdings Co Ltd 3,500 119
WH Smith PLC
(e)
38,033 794
$ 17,556
Savings & Loans - 0.09%
People's United Financial Inc 317,631 4,339
Semiconductors - 0.28%
Applied Materials Inc 11,267 1,089
CMC Materials Inc 10,710 1,578
Entegris Inc 21,542 2,119
Intel Corp 24,995 1,387
Microchip Technology Inc 17,145 2,334
SiTime Corp
(e)
25,120 3,066
Tokai Carbon Korea Co Ltd 14,949 1,903
$ 13,476

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Shipbuilding - 0.04%
Huntington Ingalls Industries Inc 8,925 $ 1,404
Yangzijiang Shipbuilding Holdings Ltd 645,900 477
$ 1,881
Software - 0.21%
Concentrix Corp
(e)
8,181 875
Oracle Corp 14,578 881
Skillsoft - Class A
(e),(g),(h)
36,933 6,279
SS&C Technologies Holdings Inc 6,304 396
TIS Inc 16,300 362
Tyler Technologies Inc
(e)
3,009 1,272
$ 10,065
Storage & Warehousing - 0.03%
Safestore Holdings PLC 111,293 1,232
Telecommunications - 0.63%
Accton Technology Corp 119,000 1,142
Cisco Systems Inc /Delaware 39,609 1,766
KDDI Corp 30,000 882
Motorola Solutions Inc 9,668 1,620
Proximus SADP 102,897 2,168
SoftBank Corp 108,800 1,429
Spark New Zealand Ltd 39,066 134
Tele2 AB 178,984 2,470
Telefonica Deutschland Holding AG 855,141 2,343
Telefonica SA 783,330 3,380
Telenor ASA 13,674 226
T-Mobile US Inc
(e)
82,700 10,427
Ubiquiti Inc 1,961 604
Vodafone Group PLC 1,334,904 2,280
$ 30,871
Toys, Games & Hobbies - 0.01%
Nintendo Co Ltd 800 461
Transportation - 0.13%
CSX Corp 8,674 744
Deutsche Post AG 21,492 1,061
DSV PANALPINA A/S 1,607 251
Kamigumi Co Ltd 23,800 420
Landstar System Inc 2,143 299
Old Dominion Freight Line Inc 648 126
Poste Italiane SpA
(f)
102,346 1,000
Sankyu Inc 32,100 1,209
Union Pacific Corp 5,213 1,029
$ 6,139
Water - 0.30%
American Water Works Co Inc 90,900 14,455
TOTAL COMMON STOCKS $ 1,211,239
CONVERTIBLE PREFERRED STOCKS
- 0.06% Shares Held Value (000's)
Banks - 0.03%
Wells Fargo & Co 7.50%
(j)
1,100 $ 1,589
REITs - 0.03%
RPT Realty 7.25%
(a),(j)
22,300 1,165
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,754
PREFERRED STOCKS - 1.43% Shares Held Value (000's)
Banks - 0.42%
AgriBank FCB 6.88%, 01/01/2024
(j)
33,000 $ 3,597
3 Month USD LIBOR + 4.23%
Bank of America Corp 6.00%, 04/25/2021
(j)
36,797 937
Citizens Financial Group Inc 6.35%, 04/06/2024
(j)
2,569 70
3 Month USD LIBOR + 3.64%
Fifth Third Bancorp 6.63%, 12/31/2023
(j)
66,578 1,857
3 Month USD LIBOR + 3.71%
Goldman Sachs Group Inc /The 5.50%,
05/10/2023
(j)
32,200 848
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc /OH 6.25%,
04/15/2021
(j)
61,466 1,561
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 6.13%, 12/15/2026
(j)
40,000 $ 1,119
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(a),(j)
60,000 1,716
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(j)
3,727 100
PNC Financial Services Group Inc /The 6.13%,
05/01/2022
(j)
26,986 712
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(j)
37,100 1,063
3 Month USD LIBOR + 3.15%
State Street Corp 5.35%, 03/15/2026
(j)
3,704 106
3 Month USD LIBOR + 3.71%
State Street Corp 5.90%, 03/15/2024
(j)
65,000 1,843
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(j)
7,437 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(j)
3,000 78
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(j)
119,724 3,315
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(j)
3,057 80
Wells Fargo & Co 5.85%, 09/15/2023
(j)
22,826 604
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(j)
14,460 416
3 Month USD LIBOR + 3.69%
$ 20,221
Diversified Financial Services - 0.03%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 136
Charles Schwab Corp/The 6.00%, 03/03/2021
(j)
55,283 1,414
$ 1,550
Electric - 0.32%
Alabama Power Co 5.00%, 10/01/2022
(j)
65,227 1,791
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,392
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 190,290 5,187
Dominion Energy Inc 5.25%, 07/30/2076 76,797 1,970
DTE Energy Co 5.25%, 12/01/2077 35,000 916
Duke Energy Corp 5.75%, 06/15/2024
(j)
6,645 185
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
6,271 170
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
114,700 3,216
Southern Co/The 5.25%, 12/01/2077 30,863 825
$ 15,652
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(j)
10,000 1,040
Gas - 0.00%
Entergy New Orleans LLC 5.00%, 12/01/2052 5,698 147
Insurance - 0.10%
Arch Capital Group Ltd 5.25%, 09/29/2021
(j)
30,800 791
Hartford Financial Services Group Inc /The
7.88%, 04/15/2042
68,767 1,888
3 Month USD LIBOR + 5.60%
MetLife Inc 4.75%, 03/15/2025
(j)
1,795 47
Voya Financial Inc 5.35%, 09/15/2029
(j)
77,600 2,157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 4,883
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 1,006
3 Month USD LIBOR + 3.59%

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs - 0.23%
Equity Residential 8.29%, 12/10/2026
(j)
20,702 $ 1,335
Kimco Realty Corp 5.25%, 12/20/2022
(j)
19,619 511
Prologis Inc 8.54%, 11/13/2026
(j)
86,965 6,231
Public Storage 5.60%, 03/11/2024
(j)
40,000 1,129
Vornado Realty Trust 5.25%, 11/24/2025
(j)
80,000 2,054
Vornado Realty Trust 5.40%, 03/03/2021
(j)
1,553 39
$ 11,299
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(j)
21,629 615
3 Month USD LIBOR + 4.02%
Sovereign - 0.24%
CoBank ACB 1.38%, 07/10/2022
(f),(j)
8,000 5,400
3 Month USD LIBOR + 1.18%
CoBank ACB 6.20%, 01/01/2025
(j)
7,000 774
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(j)
51,000 5,406
3 Month USD LIBOR + 4.56%
$ 11,580
Telecommunications - 0.04%
Telephone and Data Systems Inc 7.00%,
03/15/2060
8,980 228
United States Cellular Corp 5.50%, 03/01/2070 56,900 1,432
$ 1,660
TOTAL PREFERRED STOCKS $ 69,653
BONDS - 62.99%
Principal
Amount (000's) Value (000's)
Advertising - 0.17%
Lamar Media Corp
4.88%, 01/15/2029 $ 2,975 $ 3,153
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
475 474
5.00%, 08/15/2027
(f)
4,725 4,871
$ 8,498
Aerospace & Defense - 0.30%
Leonardo SpA
4.88%, 03/24/2025 EUR 500 690
TransDigm Inc
4.63%, 01/15/2029
(f)
$ 1,000 993
5.50%, 11/15/2027 7,850 8,099
6.38%, 06/15/2026 1,400 1,445
7.50%, 03/15/2027 2,450 2,622
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 553
$ 14,402
Agriculture - 0.16%
Amaggi Luxembourg International Sarl
5.25%, 01/28/2028
(f)
1,540 1,564
Cargill Inc
1.38%, 07/23/2023
(f)
1,600 1,640
Philip Morris International Inc
6.38%, 05/16/2038 1,500 2,224
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 713
Vector Group Ltd
6.13%, 02/01/2025
(f)
$ 1,500 1,523
$ 7,664
Airlines - 0.18%
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
6,525 7,219
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f),(k)
1,325 1,374
$ 8,593
Apparel - 0.00%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 251
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.99%
Ford Motor Co
7.45%, 07/16/2031 $ 3,980 $ 5,084
9.63%, 04/22/2030 9,450 13,393
Ford Motor Credit Co LLC
3.82%, 11/02/2027 500 514
4.06%, 11/01/2024 4,975 5,200
4.13%, 08/04/2025 600 630
4.13%, 08/17/2027 3,540 3,726
4.27%, 01/09/2027 600 632
4.54%, 08/01/2026 7,250 7,758
5.11%, 05/03/2029 925 1,018
5.13%, 06/16/2025 2,800 3,041
General Motors Financial Co Inc
5.20%, 03/20/2023 2,750 3,005
Hyundai Capital America
1.25%, 09/18/2023
(f)
2,900 2,927
Renault SA
1.13%, 10/04/2027 EUR 500 574
Tesla Inc
5.30%, 08/15/2025
(f)
$ 600 625
$ 48,127
Automobile Parts & Equipment - 0.32%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,800 2,519
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
$ 3,575 3,807
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 511
LKQ European Holdings BV
3.63%, 04/01/2026 EUR 600 740
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
$ 4,565 4,683
Weichai International Hong Kong Energy Group
Co Ltd
3.75%, 09/14/2022
(j),(l)
3,100 3,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%
$ 15,399
Banks - 8.36%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(j),(l),(m)
2,600 3,049
USD Swap Rate NY 5 Year + 5.17%
Banco BPM SpA
1.63%, 02/18/2025 EUR 1,000 1,192
Banco de Sabadell SA
5.38%, 12/12/2028
(l)
1,700 2,249
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(f),(j),(l),(m)
$ 800 796
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
6.25%, 04/15/2024
(j),(l),(m)
5,050 5,025
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco do Estado do Rio Grande do Sul SA
5.38%, 01/28/2031
(f),(l),(m)
740 737
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.93%
Banco Industrial SA/Guatemala
4.88%, 01/29/2031
(f),(l)
550 562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.44%

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(f),(j),(l),(m)
$ 2,150 $ 2,282
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(j),(l),(m)
3,000 3,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 06/27/2029
(f),(j),(l),(m)
1,680 1,840
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(f)
1,300 1,488
Bancolombia SA
4.63%, 12/18/2029
(l),(m)
3,831 3,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
4.25%, 07/31/2027
(f)
1,200 1,272
Bank of America Corp
1.78%, 05/04/2027
(l)
EUR 2,350 3,089
3 Month Euro Interbank Offered Rate +
1.20%
6.30%, 03/10/2026
(j),(l)
$ 12,800 14,944
3 Month USD LIBOR + 4.55%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(j),(l)
7,958 8,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(j),(l)
7,150 7,829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(j),(l)
14,000 15,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(j),(l)
9,500 11,970
3 Month USD LIBOR + 1.55%
Barclays PLC
2.38%, 10/06/2023
(l)
GBP 900 1,265
GBP Swap SA (VS 6 Month) 1 Year +
1.32%
5.20%, 05/12/2026 $ 1,200 1,388
7.88%, 03/15/2022
(j),(l),(m)
5,500 5,774
USD Swap Semi-Annual 5 Year + 6.77%
BBVA Bancomer SA/Texas
5.88%, 09/13/2034
(f),(l),(m)
1,050 1,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.31%
BNP Paribas SA
7.37%, 08/19/2025
(a),(f),(j),(l),(m)
13,000 15,018
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 03/30/2021
(f),(j),(l),(m)
2,600 2,619
USD Swap Semi-Annual 5 Year + 6.31%
BOS Funding Ltd
4.00%, 09/18/2024 2,950 3,087
CaixaBank SA
3.50%, 02/15/2027
(l)
EUR 1,500 1,872
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 3,325 2,883
CIT Group Inc
6.13%, 03/09/2028 $ 295 367
Citigroup Capital III
7.63%, 12/01/2036 4,600 6,681
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
0.50%, 10/08/2027
(l)
EUR 1,850 $ 2,269
3 Month Euro Interbank Offered Rate +
0.96%
4.00%, 12/10/2025
(j),(l)
$ 13,000 13,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.90%, 02/15/2023
(j),(l)
5,043 5,259
3 Month USD LIBOR + 4.23%
5.95%, 01/30/2023
(j),(l)
1,100 1,158
3 Month USD LIBOR + 4.07%
Citizens Financial Group Inc
5.65%, 10/06/2025
(j),(l)
2,100 2,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Credit Agricole SA
7.88%, 01/23/2024
(f),(j),(l),(m)
6,000 6,757
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(j),(l),(m)
6,800 8,211
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,200 2,398
Credit Suisse Group AG
6.25%, 12/18/2024
(f),(j),(l),(m)
6,600 7,219
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(j),(l),(m)
500 557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(f),(j),(l),(m)
8,300 9,197
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(j),(l),(m)
3,000 3,324
USD Swap Semi-Annual 5 Year + 4.60%
DNB Bank ASA
6.50%, 03/26/2022
(j),(l),(m)
3,000 3,128
USD Swap Semi-Annual 5 Year + 5.08%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,600 2,835
Emirates Development Bank PJSC
3.52%, 03/06/2024 3,400 3,638
Fifth Third Bancorp
8.25%, 03/01/2038 900 1,529
FirstRand Bank Ltd
6.25%, 04/23/2028
(l)
550 575
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc /The
4.22%, 05/01/2029
(l)
1,750 2,052
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(j),(l)
16,889 17,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(j),(l)
1,000 1,099
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(j),(l)
4,300 7,310
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
4.38%, 11/23/2026 1,800 2,065
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
(j),(l)
5,200 5,556
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(j),(l)
5,000 5,878
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
3.00%, 04/11/2028
(l)
EUR 1,200 $ 1,539
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 04/16/2025
(j),(l),(m)
$ 2,500 2,744
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 04/16/2022
(j),(l),(m)
5,000 5,206
USD Swap Semi-Annual 5 Year + 5.12%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 4,832 4,625
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(f),(j),(l),(m)
2,500 2,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
6.13%, 12/12/2022
(j),(l),(m)
2,750 2,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(l)
EUR 2,300 2,924
3 Month Euro Interbank Offered Rate +
0.76%
4.01%, 05/01/2021
(j)
$ 7,745 7,760
3 Month USD LIBOR + 3.80%
6.75%, 02/01/2024
(j),(l)
6,200 6,971
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,040
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(j),(l)
2,100 2,394
3 Month USD LIBOR + 11.76%
13.00%, 01/22/2029
(j),(l)
GBP 400 988
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(l)
EUR 2,100 2,577
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
2.25%, 10/16/2024 GBP 400 575
6.41%, 10/01/2035
(f),(j),(l)
$ 3,500 4,410
3 Month USD LIBOR + 1.50%
6.66%, 05/21/2037
(f),(j),(l)
2,700 3,476
3 Month USD LIBOR + 1.27%
7.50%, 09/27/2025
(j),(l),(m)
5,000 5,702
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 08/01/2024
(j),(l)
2,710 2,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Morgan Stanley
2.63%, 03/09/2027 GBP 1,550 2,342
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 2,000 2,174
Natwest Group PLC
8.62%, 08/15/2021
(j),(l),(m)
6,000 6,210
USD Swap Semi-Annual 5 Year + 7.60%
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 746
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,256
6.63%, 03/26/2026
(j),(l),(m)
$ 1,000 1,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
9,230 9,415
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
QNB Finansbank AS
4.88%, 05/19/2022
(f)
$ 990 $ 1,008
4.88%, 05/19/2022 1,000 1,019
6.88%, 09/07/2024
(f)
1,250 1,369
Regions Financial Corp
5.75%, 06/15/2025
(j),(l)
2,500 2,792
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(l)
1,600 1,796
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.88%, 12/18/2023
(f),(j),(l),(m)
6,000 6,589
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
4.25%, 01/20/2023
(f),(l)
5,000 5,174
3 Month USD LIBOR + 1.15%
5.70%, 03/26/2044
(f)
1,500 2,003
7.75%, 04/02/2023
(f),(j),(l),(m)
8,000 8,662
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.10%, 02/15/2031
(j),(k),(l)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Swedbank AB
6.00%, 03/17/2022
(j),(l),(m)
8,000 8,230
USD Swap Semi-Annual 5 Year + 4.11%
TC Ziraat Bankasi AS
5.38%, 03/02/2026
(f),(k)
700 700
Truist Financial Corp
4.80%, 09/01/2024
(j),(l)
12,300 12,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(j),(l)
1,900 2,076
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/2026
(f)
1,040 1,074
UBS Group AG
6.88%, 08/07/2025
(j),(l),(m)
3,000 3,375
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
Wachovia Capital Trust III
5.57%, 03/04/2021
(j)
5,400 5,392
3 Month USD LIBOR + 0.93%
Wells Fargo & Co
5.87%, 06/15/2025
(j),(l)
7,115 7,924
3 Month USD LIBOR + 3.99%
Wells Fargo Bank NA
6.60%, 01/15/2038 1,500 2,230
Yapi ve Kredi Bankasi AS
7.88%, 01/22/2031
(f),(l)
740 758
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.42%
$ 406,664
Beverages - 0.14%
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 1,150 1,546
2.00%, 03/17/2028 1,400 1,920
Constellation Brands Inc
3.75%, 05/01/2050 $ 1,750 1,981
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 1,300 1,401
$ 6,848
Building Materials - 0.06%
HeidelbergCement AG
2.25%, 03/30/2023 EUR 1,600 2,029

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Standard Industries Inc /NJ
4.75%, 01/15/2028
(f)
$ 1,015 $ 1,070
$ 3,099
Chemicals - 0.50%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 491
Braskem Idesa SAPI
7.45%, 11/15/2029
(f)
$ 2,000 1,945
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
2,150 2,186
8.50%, 01/23/2081
(f),(l)
525 580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.22%
CF Industries Inc
5.15%, 03/15/2034 1,640 2,017
DuPont de Nemours Inc
4.21%, 11/15/2023 700 770
ICL Group Ltd
6.38%, 05/31/2038
(f)
1,100 1,452
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,457
Kronos International Inc
3.75%, 09/15/2025 200 246
OCP SA
5.63%, 04/25/2024 $ 2,200 2,425
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 612
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,836
Sasol Financing International Ltd
4.50%, 11/14/2022 1,425 1,450
Sasol Financing USA LLC
5.88%, 03/27/2024 4,500 4,736
Solvay Finance SACA
5.87%, 06/03/2024
(j),(l)
EUR 400 546
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 700 664
$ 24,413
Coal - 0.04%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
2,335 2,052
Commercial Mortgage Backed Securities - 11.29%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.66%, 11/10/2042
(n)
2,336 2,281
BANK 2017-BNK4
0.81%, 05/15/2050
(n),(o)
13,843 661
BANK 2017-BNK5
1.18%, 06/15/2060
(f),(n),(o)
42,403 2,719
BANK 2017-BNK9
1.42%, 11/15/2054
(f),(n),(o)
15,200 1,266
BANK 2018-BNK10
1.74%, 02/15/2061
(f),(n),(o)
31,334 3,410
BANK 2018-BNK12
1.42%, 05/15/2061
(f),(n),(o)
18,728 1,636
3.00%, 05/15/2061
(f)
3,000 2,596
BANK 2018-BNK13
1.56%, 08/15/2061
(f),(n),(o)
41,485 4,304
BANK 2018-BNK14
1.60%, 09/15/2060
(f),(n),(o)
11,466 1,156
BANK 2019-BNK16
1.83%, 02/15/2052
(f),(n),(o)
13,120 1,586
BANK 2019-BNK17
1.60%, 04/15/2052
(f),(n),(o)
11,541 1,232
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2019-BNK18
1.35%, 05/15/2062
(f),(n),(o)
$ 17,647 $ 1,642
Bank 2019-BNK19
1.03%, 08/15/2061
(f),(n),(o)
17,014 1,233
BANK 2019-BNK20
1.21%, 09/15/2062
(f),(n),(o)
15,674 1,325
BANK 2019-BNK22
0.96%, 11/15/2062
(f),(n),(o)
18,082 1,247
1.50%, 11/15/2062
(f),(n),(o)
11,840 1,194
1.96%, 11/15/2062
(f),(n)
7,340 4,367
2.50%, 11/15/2062
(f)
5,000 4,653
BANK 2019-BNK23
1.01%, 12/15/2052
(f),(n),(o)
9,170 665
2.50%, 12/15/2052
(f)
1,500 1,234
BANK 2019-BNK24
1.02%, 11/15/2062
(f),(n),(o)
26,932 1,992
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(n),(o)
9,704 655
1.50%, 01/15/2063
(f),(o)
10,561 1,083
1.92%, 01/15/2063
(f),(n)
10,561 6,318
2.50%, 01/15/2063
(f)
1,250 1,031
Barclays Commercial Mortgage Trust 2019-C3
1.78%, 05/15/2052
(f),(n),(o)
6,117 745
Barclays Commercial Mortgage Trust 2019-C4
1.16%, 08/15/2052
(f),(n),(o)
13,091 1,050
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(f),(n),(o)
14,866 1,381
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(n),(o)
7,424 707
Benchmark 2018-B1 Mortgage Trust
1.12%, 01/15/2051
(f),(n),(o)
12,667 880
1.37%, 01/15/2051
(f),(n),(o)
30,260 2,554
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(n),(o)
5,520 493
Benchmark 2018-B5 Mortgage Trust
0.49%, 07/15/2051
(n),(o)
96,508 2,748
3.11%, 07/15/2051
(f),(n)
4,500 3,863
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(n),(o)
37,790 3,489
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(f),(n),(o)
16,962 2,075
3.00%, 05/15/2053
(f),(n)
5,000 4,403
Benchmark 2018-B8 Mortgage Trust
1.87%, 01/15/2052
(f),(n),(o)
6,900 876
Benchmark 2019-B10 Mortgage Trust
1.87%, 03/15/2062
(f),(n),(o)
12,985 1,630
3.00%, 03/15/2062
(f)
3,250 3,048
3.62%, 03/15/2062
(f),(n)
2,500 1,494
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(f),(n),(o)
13,924 1,422
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(f),(n),(o)
13,870 1,072
Benchmark 2019-B13 Mortgage Trust
1.01%, 08/15/2057
(f),(n),(o)
6,500 448
1.13%, 08/15/2057
(n),(o)
57,752 4,404
1.51%, 08/15/2057
(f),(n),(o)
4,000 421
3.00%, 08/15/2057
(f)
6,500 3,452
Benchmark 2019-B14 Mortgage Trust
1.28%, 12/15/2062
(f),(n),(o)
14,908 1,479
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(f),(n),(o)
24,552 1,706
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(f),(n),(o)
11,550 1,510
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(f),(n),(o)
7,615 607
2.50%, 02/15/2053
(f)
2,000 1,827

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(f),(n),(o)
$ 12,580 $ 1,328
Benchmark 2021-B23 Mortgage Trust
1.20%, 02/15/2054
(f),(h),(k),(n),(o)
24,240 2,514
2.00%, 02/15/2054
(f),(k)
3,000 2,558
Cantor Commercial Real Estate Lending
2019-CF2
1.47%, 11/15/2052
(f),(n),(o)
10,105 1,021
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(f),(n),(o)
11,514 921
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(n),(o)
20,444 2,270
CFCRE Commercial Mortgage Trust 2016-C6
1.12%, 11/10/2049
(n),(o)
43,189 2,259
Citigroup Commercial Mortgage Trust
2013-GC15
4.25%, 09/10/2046
(f),(n)
16,492 13,639
Citigroup Commercial Mortgage Trust 2016-C1
1.85%, 05/10/2049
(n),(o)
35,650 2,785
Citigroup Commercial Mortgage Trust
2016-GC37
1.70%, 04/10/2049
(n),(o)
13,693 959
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(n),(o)
13,247 1,136
3.17%, 03/10/2051
(f),(n)
2,500 1,965
Citigroup Commercial Mortgage Trust 2018-C5
3.22%, 06/10/2051
(f),(n)
1,000 884
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(f),(n),(o)
15,766 1,462
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(f),(n),(o)
13,007 775
3.00%, 08/10/2056
(f)
15,500 14,673
3.00%, 08/10/2056
(f)
4,000 3,403
3.00%, 08/10/2056
(f)
9,330 6,111
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(f),(n),(o)
11,280 543
0.62%, 11/10/2052
(f),(n),(o)
2,528 114
0.62%, 11/10/2052
(f),(n),(o)
1,750 78
3.00%, 11/10/2052
(f)
5,000 4,595
3.00%, 11/10/2052
(f)
1,750 1,105
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(f),(n),(o)
21,133 1,671
2.60%, 02/15/2053
(f)
6,000 5,308
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 8,854
5.32%, 05/15/2045
(f),(n)
8,889 6,723
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(f),(n)
5,000 1,345
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(f),(n)
3,475 3,387
4.32%, 12/10/2045
(f),(n)
7,500 6,061
COMM 2013-CCRE6 Mortgage Trust
1.02%, 03/10/2046
(n),(o)
45,140 524
4.09%, 03/10/2046
(f),(n)
13,215 11,541
4.09%, 03/10/2046
(f),(n)
13,750 10,680
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(n),(o)
44,717 408
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
6,500 4,566
COMM 2016-COR1 Mortgage Trust
1.41%, 10/10/2049
(n),(o)
43,944 2,452
COMM 2017-COR2 Mortgage Trust
1.16%, 09/10/2050
(n),(o)
75,211 4,611
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(n),(o)
$ 15,800 $ 1,625
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(f),(n),(o)
5,500 417
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(n),(o)
8,985 814
CSAIL 2019-C15 Commercial Mortgage Trust
1.05%, 03/15/2052
(n),(o)
55,759 3,567
1.98%, 03/15/2052
(f),(n),(o)
3,981 518
CSAIL 2019-C17 Commercial Mortgage Trust
1.37%, 09/15/2052
(n),(o)
29,844 2,695
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(f),(n),(o)
9,496 1,022
DBUBS 2011-LC1 Mortgage Trust
0.24%, 11/10/2046
(f),(n),(o)
142,384 3
DBUBS 2011-LC2 Mortgage Trust
0.90%, 07/10/2044
(f),(n),(o)
4,341 —
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(n),(o)
79,054 4,242
1.63%, 11/25/2042
(n),(o)
83,688 604
1.66%, 11/25/2040
(n),(o)
16,936 416
1.66%, 06/25/2041
(n),(o)
20,000 660
1.66%, 10/25/2041
(n),(o)
43,000 1,652
1.77%, 01/25/2048
(n),(o)
38,129 3,439
1.97%, 11/25/2044
(n),(o)
16,293 1,078
2.01%, 09/25/2047
(n),(o)
41,400 4,029
2.03%, 02/25/2045
(n),(o)
27,900 2,006
2.05%, 02/25/2041
(n),(o)
6,628 131
2.17%, 07/25/2026
(n),(o)
39,161 3,875
2.17%, 05/25/2046
(n),(o)
75,770 6,622
2.19%, 01/25/2026
(n),(o)
70,234 6,389
2.20%, 12/25/2039
(n),(o)
25,654 336
2.21%, 10/25/2028
(n),(o)
17,800 2,529
2.27%, 08/25/2045
(n),(o)
37,838 5,607
3.59%, 06/25/2041
(n),(o)
4,400 14
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(f),(n),(o)
8,017 746
GS Mortgage Securities Trust 2011-GC5
5.38%, 08/10/2044
(f),(n)
3,660 2,049
GS Mortgage Securities Trust 2012-GCJ7
5.62%, 05/10/2045
(f),(n)
7,429 6,907
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(f),(n)
8,500 7,033
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,817
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(f),(n)
10,460 8,643
4.74%, 08/10/2046
(f),(n)
7,742 5,262
4.74%, 08/10/2046
(f),(n)
2,500 1,587
GS Mortgage Securities Trust 2014-GC26
1.21%, 11/10/2047
(f),(n),(o)
29,811 1,227
GS Mortgage Securities Trust 2017-GS7
1.12%, 08/10/2050
(n),(o)
28,732 1,579
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(f),(n),(o)
8,353 683
GS Mortgage Securities Trust 2019-GC39
1.62%, 05/10/2052
(f),(n),(o)
16,430 1,810
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(f),(n),(o)
4,941 438
1.16%, 07/10/2052
(f),(n),(o)
16,500 1,327
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(n),(o)
13,000 892
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(f),(n),(o)
21,600 1,589
2.80%, 11/10/2052
(f)
5,000 4,378

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(n),(o)
$ 25,009 $ 1,261
2.85%, 02/13/2053
(f),(n)
5,000 4,285
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,019 2,954
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 746 519
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
4.00%, 08/15/2046
(f),(n)
6,000 4,360
5.42%, 08/15/2046
(f),(n)
4,844 4,365
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(n)
3,750 1,575
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8
2.75%, 10/15/2045
(f),(n)
8,553 5,139
JPMBB Commercial Mortgage Securities Trust
2013-C15
3.50%, 11/15/2045
(f)
9,191 7,461
5.20%, 11/15/2045
(f),(n)
5,250 5,155
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.80%, 02/15/2047
(n),(o)
43,293 847
4.79%, 02/15/2047
(f),(n)
7,850 3,984
JPMBB Commercial Mortgage Securities Trust
2014-C19
4.68%, 04/15/2047
(f),(n)
1,359 1,266
JPMBB Commercial Mortgage Securities Trust
2014-C21
1.00%, 08/15/2047
(n),(o)
37,149 980
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.91%, 11/15/2047
(f),(n)
20,500 13,454
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(n),(o)
54,005 967
0.97%, 10/15/2048
(n),(o)
46,844 1,479
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.51%, 07/15/2048
(n),(o)
69,989 1,372
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(n),(o)
42,377 809
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.13%, 07/15/2050
(n),(o)
19,712 967
JPMCC Commercial Mortgage Securities Trust
2017-JP7
4.40%, 09/15/2050
(f),(n)
7,234 7,238
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(n),(o)
34,240 2,501
2.01%, 03/10/2052
(f),(n),(o)
18,869 2,493
3.00%, 03/10/2052
(f)
7,000 6,170
3.00%, 03/10/2052
(f)
1,000 828
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(f),(n),(o)
8,500 1,028
LB Commercial Mortgage Trust 2007-C3
6.06%, 07/15/2044
(n)
237 234
6.06%, 07/15/2044
(n)
6,369 6,143
LB-UBS Commercial Mortgage Trust 2006-C7
5.41%, 11/15/2038 9,330 4,665
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2007-C6
6.27%, 07/15/2040
(n)
$ 13,250 $ 12,054
6.27%, 07/15/2040
(n)
8,841 7,476
ML-CFC Commercial Mortgage Trust 2007-5
5.45%, 08/12/2048
(n)
1,654 898
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.27%, 06/15/2047
(f),(n)
17,104 10,166
4.77%, 06/15/2047
(f),(n)
10,598 7,761
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.28%, 02/15/2048
(n),(o)
44,483 1,742
1.39%, 02/15/2048
(f),(n),(o)
41,500 2,014
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.88%, 03/15/2048
(n),(o)
30,337 850
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.57%, 05/15/2049
(n),(o)
40,107 2,438
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.31%, 11/15/2049
(f),(n),(o)
21,213 1,305
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.70%, 12/15/2049
(n),(o)
73,502 2,412
Morgan Stanley Capital I Trust 2011-C3
0.61%, 07/15/2049
(f),(n),(o)
13,114 14
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(f),(n),(o)
7,682 865
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(f),(n),(o)
4,693 507
3.00%, 06/15/2052
(f)
2,122 1,941
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(n),(o)
15,090 1,252
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(n),(o)
13,626 1,170
2.50%, 02/15/2053
(f)
3,000 2,759
SG Commercial Mortgage Securities Trust
2016-C5
0.91%, 10/10/2048
(n),(o)
17,960 828
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(f),(n),(o)
12,767 1,574
UBS Commercial Mortgage Trust 2012-C1
5.00%, 05/10/2045
(f),(n)
8,000 2,911
UBS Commercial Mortgage Trust 2019-C18
1.45%, 12/15/2052
(f),(n),(o)
11,574 1,210
2.50%, 12/15/2052
(f)
2,500 1,991
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(n)
20,994 19,133
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.04%, 12/15/2047
(n),(o)
70,417 2,240
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(n),(o)
24,936 506
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.90%, 09/15/2057
(n),(o)
15,771 558
Wells Fargo Commercial Mortgage Trust
2016-C34
2.09%, 06/15/2049
(n),(o)
33,608 2,430
Wells Fargo Commercial Mortgage Trust
2016-C35
1.92%, 07/15/2048
(n),(o)
37,563 2,942

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2017-C40
4.33%, 10/15/2050
(n)
$ 5,000 $ 4,957
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(f),(n),(o)
20,343 1,824
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(f),(n),(o)
6,614 640
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(f),(n),(o)
8,022 879
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(f),(n),(o)
2,647 322
3.00%, 06/15/2051
(f)
1,250 1,059
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(f),(n),(o)
14,133 1,743
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(f),(n),(o)
4,336 608
3.00%, 03/15/2052
(f)
2,500 2,037
Wells Fargo Commercial Mortgage Trust
2019-C50
2.01%, 05/15/2052
(f),(n),(o)
14,851 2,063
Wells Fargo Commercial Mortgage Trust
2019-C53
1.44%, 10/15/2052
(f),(n),(o)
8,777 903
2.50%, 10/15/2052
(f)
3,000 2,662
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(f),(n),(o)
6,363 634
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(n),(o)
14,583 1,504
$ 549,037
Commercial Services - 0.55%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
725 790
4.38%, 07/03/2029
(f)
575 630
AMN Healthcare Inc
4.00%, 04/15/2029
(f)
1,150 1,174
ASGN Inc
4.63%, 05/15/2028
(f)
5,025 5,196
CoreCivic Inc
4.63%, 05/01/2023 8,000 7,528
GEMS MENASA Cayman Ltd / GEMS Education
Delaware LLC
7.13%, 07/31/2026
(f)
800 839
Jaguar Holding Co II / PPD Development LP
5.00%, 06/15/2028
(f)
560 595
Loxam SAS
6.00%, 04/15/2025 EUR 500 605
Movida Europe SA
5.25%, 02/08/2031
(f),(k)
$ 730 728
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(a),(f)
1,700 1,685
Sotheby's
7.38%, 10/15/2027
(a),(f)
6,575 7,134
$ 26,904
Computers - 0.02%
International Business Machines Corp
5.60%, 11/30/2039 800 1,137
Cosmetics & Personal Care - 0.11%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(g),(h),( i )
15,607 248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Walnut Bidco PLC
9.13%, 08/01/2024
(f)
$ 4,700 $ 4,957
$ 5,205
Distribution & Wholesale - 0.24%
IAA Inc
5.50%, 06/15/2027
(f)
4,364 4,583
Performance Food Group Inc
5.50%, 10/15/2027
(f)
4,600 4,857
6.88%, 05/01/2025
(f)
1,875 2,016
$ 11,456
Diversified Financial Services - 2.77%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,300 2,410
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
6,450 6,547
7.00%, 01/15/2026
(f)
1,075 1,139
Ally Financial Inc
5.75%, 11/20/2025 1,265 1,472
Capital One Financial Corp
4.03%, 06/01/2021
(a),(j)
12,000 11,824
3 Month USD LIBOR + 3.80%
4.20%, 10/29/2025 2,500 2,833
Charles Schwab Corp/The
4.00%, 12/01/2030
(j),(l)
12,000 12,360
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
7.00%, 02/01/2022
(j),(l)
4,198 4,408
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
(j),(l)
2,850 2,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,300 1,378
Credivalores-Crediservicios SAS
8.88%, 02/07/2025
(a),(f)
800 586
Curo Group Holdings Corp
8.25%, 09/01/2025
(f)
2,000 1,960
Discover Financial Services
6.13%, 06/23/2025
(j),(l)
3,000 3,378
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(f)
3,000 3,037
Intrum AB
2.75%, 07/15/2022 EUR 170 206
Lincoln Financing SARL
3.63%, 04/01/2024
(f)
3,900 4,745
Mastercard Inc
3.35%, 03/26/2030 $ 2,000 2,293
Mexico Remittances Funding Fiduciary Estate
Management Sarl
4.88%, 01/15/2028
(f)
720 736
Muthoot Finance Ltd
4.40%, 09/02/2023
(f)
925 940
6.13%, 10/31/2022
(f)
535 559
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(f)
2,675 2,762
6.00%, 01/15/2027
(f)
2,675 2,829
NFP Corp
6.88%, 08/15/2028
(f)
16,530 17,375
OneMain Finance Corp
4.00%, 09/15/2030 1,000 1,009
6.63%, 01/15/2028 8,125 9,486
6.88%, 03/15/2025 1,795 2,060

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
$ 5,375 $ 5,429
Power Finance Corp Ltd
4.50%, 06/18/2029 5,550 6,037
Quicken Loans LLC
5.25%, 01/15/2028
(f)
5,715 6,101
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 22,085 4,587
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 4,650 4,381
9.88%, 01/28/2029
(f)
1,060 1,064
Vertex Capital Investment Ltd
4.75%, 04/03/2024 3,600 3,818
Visa Inc
3.15%, 12/14/2025 2,000 2,225
$ 134,868
Electric - 1.69%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
840 999
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
8,373 8,792
Bi Hai Co Ltd
6.25%, 03/05/2022 2,800 2,703
Calpine Corp
5.00%, 02/01/2031
(f)
2,000 2,055
CMS Energy Corp
3.75%, 12/01/2050
(l)
4,000 4,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Cometa Energia SA de CV
6.38%, 04/24/2035 2,998 3,513
Dominion Energy Inc
4.65%, 12/15/2024
(j),(l)
15,974 16,813
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 1,000 1,102
4.88%, 09/16/2024
(j),(l)
8,350 8,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 1,700 2,112
Emera US Finance LP
4.75%, 06/15/2046 $ 800 988
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031
(f)
880 936
Enel Chile SA
4.88%, 06/12/2028 2,000 2,349
Enel SpA
8.75%, 09/24/2073
(f),(l)
2,500 2,919
USD Swap Semi-Annual 5 Year + 5.88%
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 1,132
FEL Energy VI Sarl
5.75%, 12/01/2040
(f)
$ 500 520
Fortis Inc /Canada
3.06%, 10/04/2026 1,239 1,357
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051
(f)
1,000 1,067
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,480
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
939 1,134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Minejesa Capital BV
4.63%, 08/10/2030
(f)
$ 600 $ 649
4.63%, 08/10/2030 600 649
5.63%, 08/10/2037 200 220
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
1,950 1,978
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(l)
500 556
3 Month USD LIBOR + 3.63%
Pampa Energia SA
7.50%, 01/24/2027
(f)
1,870 1,533
7.50%, 01/24/2027 3,000 2,460
RWE AG
3.50%, 04/21/2075
(l)
EUR 500 654
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
2.95%, 07/01/2023 $ 1,800 1,899
4.00%, 01/15/2051
(l)
1,000 1,057
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(l)
2,500 2,586
3 Month USD LIBOR + 3.63%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,814 2,063
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 927
$ 82,211
Electrical Components & Equipment - 0.06%
Belden Inc
2.88%, 09/15/2025 EUR 500 610
Energizer Gamma Acquisition BV
4.63%, 07/15/2026 550 689
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
$ 1,700 1,853
$ 3,152
Energy - Alternate Sources - 0.03%
Azure Power Energy Ltd
5.50%, 11/03/2022 551 563
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
800 852
$ 1,415
Engineering & Construction - 0.26%
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
5,850 6,113
8.00%, 09/18/2027
(f)
1,550 1,660
KBR Inc
4.75%, 09/30/2028
(f)
2,750 2,846
Mexico City Airport Trust
5.50%, 07/31/2047
(f)
755 758
Tutor Perini Corp
6.88%, 05/01/2025
(a),(f)
1,240 1,258
$ 12,635
Entertainment - 0.82%
Caesars Entertainment Inc
8.13%, 07/01/2027
(f)
925 1,015
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(f)
6,004 5,992
5.75%, 07/01/2025
(f)
1,875 1,968
Cinemark USA Inc
4.88%, 06/01/2023 7,850 7,546
5.13%, 12/15/2022 2,450 2,395
8.75%, 05/01/2025
(f)
250 269
International Game Technology PLC
6.50%, 02/15/2025
(f)
1,415 1,567
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(f)
1,315 1,342

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Live Nation Entertainment Inc
4.75%, 10/15/2027
(f)
$ 1,750 $ 1,754
5.63%, 03/15/2026
(f)
1,550 1,591
6.50%, 05/15/2027
(f)
6,000 6,665
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029 1,500 1,540
Scientific Games International Inc
7.00%, 05/15/2028
(f)
500 530
Sisal Group SpA
7.00%, 07/31/2023 EUR 344 423
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
$ 3,875 3,836
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(f)
1,200 1,259
$ 39,692
Environmental Control - 0.23%
Covanta Holding Corp
5.00%, 09/01/2030 2,125 2,231
6.00%, 01/01/2027 6,750 7,051
GFL Environmental Inc
5.13%, 12/15/2026
(f)
875 923
8.50%, 05/01/2027
(f)
690 765
$ 10,970
Food - 0.41%
BRF SA
4.88%, 01/24/2030
(f)
800 850
5.75%, 09/21/2050
(f)
980 1,031
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,500 1,766
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(f),(j),(l)
$ 1,540 1,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Ingles Markets Inc
5.75%, 06/15/2023 1,126 1,137
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 2,010
Mondelez International Inc
2.13%, 04/13/2023 1,300 1,346
Nestle Holdings Inc
4.00%, 09/24/2048
(f)
1,600 2,024
Post Holdings Inc
5.00%, 08/15/2026
(f)
4,460 4,601
Simmons Foods Inc
5.75%, 11/01/2024
(f)
3,490 3,582
$ 19,993
Food Service - 0.15%
Aramark Services Inc
5.00%, 02/01/2028
(f)
4,835 5,041
6.38%, 05/01/2025
(f)
1,970 2,096
$ 7,137
Forest Products & Paper - 0.12%
Suzano Austria GmbH
5.00%, 01/15/2030 5,000 5,653
Gas - 0.16%
ENN Energy Holdings Ltd
2.63%, 09/17/2030
(f)
700 703
NiSource Inc
5.65%, 06/15/2023
(j),(l)
7,000 7,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
$ 7,913
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools - 0.18%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(a),(f)
$ 2,875 $ 2,832
Stanley Black & Decker Inc
4.00%, 03/15/2060
(l)
5,566 5,904
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
$ 8,736
Healthcare - Products - 0.03%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
750 790
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 650 883
$ 1,673
Healthcare - Services - 2.94%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
$ 2,525 2,658
5.50%, 07/01/2028
(f)
2,050 2,188
Anthem Inc
3.65%, 12/01/2027 1,700 1,961
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f),(k)
2,620 2,620
8.00%, 03/15/2026
(f)
1,000 1,075
DaVita Inc
3.75%, 02/15/2031
(f)
2,000 1,984
Encompass Health Corp
4.50%, 02/01/2028 3,200 3,332
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
14,880 9,970
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 1,200 1,503
IQVIA Inc
3.25%, 03/15/2025 700 857
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
$ 1,625 1,655
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 2,140
One Call Corp
8.75%, PIK 0.00%; 07/01/2024
(f),(n),(p)
82,379 82,379
Radiology Partners Inc
9.25%, 02/01/2028
(f)
5,525 6,043
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
1,798 1,848
10.00%, 04/15/2027
(f)
6,457 7,135
Tenet Healthcare Corp
4.63%, 07/15/2024 1,750 1,783
4.63%, 09/01/2024
(f)
2,300 2,360
5.13%, 05/01/2025 4,650 4,711
5.13%, 11/01/2027
(f)
200 211
UnitedHealth Group Inc
6.88%, 02/15/2038 1,250 1,986
West Street Merger Sub Inc
6.38%, 09/01/2025
(f)
2,598 2,675
$ 143,074
Holding Companies - Diversified - 0.09%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 2,100 2,620
ProGroup AG
3.00%, 03/31/2026 1,550 1,898
$ 4,518
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 1,755 1,904

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 3.54%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(f)
$ 15,532 $ 15,979
8.13%, 02/15/2024
(f)
5,045 5,267
AIG Life Holdings Inc
8.50%, 07/01/2030 4,995 6,819
Allstate Corp/The
6.50%, 05/15/2067
(l)
15,398 20,364
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(l)
1,350 1,549
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(l)
3,850 5,616
3 Month USD LIBOR + 4.20%
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(l)
9,500 10,866
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(l)
1,000 1,124
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(l)
2,000 2,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
2,500 2,537
7.00%, 08/15/2025
(f)
10,633 10,952
AXA SA
6.38%, 12/14/2036
(f),(j),(l)
3,000 4,186
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,562
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(j),(l)
EUR 1,500 2,057
3 Month Euro Interbank Offered Rate +
5.77%
CCB Life Insurance Co Ltd
4.50%, 04/21/2077
(l)
$ 2,700 2,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(l)
2,000 2,310
3 Month USD LIBOR + 4.92%
Heungkuk Life Insurance Co Ltd
4.48%, 11/09/2022
(j),(l)
600 604
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
Liberty Mutual Group Inc
3.95%, 10/15/2050
(f)
1,500 1,742
7.80%, 03/07/2087
(f)
7,361 9,416
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,459
Lincoln National Corp
2.26%, 04/20/2067 1,800 1,434
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(l)
3,200 3,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,600 2,121
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 1,300 1,387
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(l)
1,850 2,104
USD Swap Semi-Annual 5 Year + 4.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc
3.85%, 09/15/2025
(j),(l)
$ 5,900 $ 6,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(f)
8,000 12,120
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,526
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(f),(l)
7,500 7,941
3 Month USD LIBOR + 5.90%
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(l)
5,000 5,583
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
5.88%, 09/15/2042 2,879 3,047
3 Month USD LIBOR + 8.35%
Societa Cattolica di Assicurazioni SC
4.25%, 12/14/2047
(l)
EUR 800 1,020
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(l)
$ 6,985 7,823
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(f),(l)
1,200 1,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Talanx AG
2.25%, 12/05/2047
(l)
EUR 200 259
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
5.65%, 05/15/2053
(l)
$ 3,300 3,498
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(j),(l)
1,500 1,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 172,236
Internet - 0.60%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 2,000 2,219
4.20%, 12/06/2047 800 942
Alphabet Inc
2.00%, 08/15/2026 2,200 2,339
Baidu Inc
2.38%, 10/09/2030 2,000 2,024
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,349
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
725 729
5.63%, 09/15/2028
(f)
2,075 2,127
Endurance Acquisition Merger Sub
6.00%, 02/15/2029
(f),(k)
1,375 1,354
JD.com Inc
4.13%, 01/14/2050 1,660 1,797
MercadoLibre Inc
3.13%, 01/14/2031 530 532
Netflix Inc
3.63%, 05/15/2027 EUR 500 702
4.38%, 11/15/2026 $ 1,760 2,013
Prosus NV
3.68%, 01/21/2030
(f)
800 864
3.83%, 02/08/2051
(f)
720 697
4.03%, 08/03/2050
(f)
1,000 997

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Tencent Holdings Ltd
2.39%, 06/03/2030
(f)
$ 955 $ 964
3.98%, 04/11/2029
(f)
3,100 3,486
3.98%, 04/11/2029 2,000 2,249
Uber Technologies Inc
8.00%, 11/01/2026
(f)
1,500 1,616
$ 29,000
Investment Companies - 0 .01%
MDGH - GMTN BV
3.70%, 11/07/2049 400 440
Iron & Steel - 2.16%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
15,385 16,673
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
990 1,068
CSN Islands XII Corp
7.00%, 03/23/2021
(j)
6,445 6,296
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
1,800 2,534
JSW Steel Ltd
5.25%, 04/13/2022 2,850 2,921
Material Sciences Corp
0.00%, PIK 9.75%; 01/09/2024
(e),(g),(h),( i ),(n),(p)
22,309 22,309
Metinvest BV
5.63%, 06/17/2025
(f)
EUR 2,700 3,383
7.65%, 10/01/2027
(f)
$ 3,000 3,230
7.75%, 04/23/2023 200 212
Samarco Mineracao SA
0.00%, 11/01/2022
(e),(f)
1,800 1,326
Specialty Steel
11.00%, 11/15/2022
(g),(h),( i ),(n)
41,564 41,564
Vale Overseas Ltd
6.88%, 11/21/2036 1,065 1,526
Vale SA
3.75%, 01/10/2023 EUR 1,600 2,062
$ 105,104
Lodging - 0.48%
Boyd Gaming Corp
4.75%, 12/01/2027 $ 2,975 3,060
6.00%, 08/15/2026 3,675 3,799
Gohl Capital Ltd
4.25%, 01/24/2027 3,250 3,485
Station Casinos LLC
5.00%, 10/01/2025
(f)
11,023 11,106
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f)
1,840 1,868
$ 23,318
Machinery - Diversified - 0.27%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
7,240 7,204
Mueller Water Products Inc
5.50%, 06/15/2026
(f)
1,175 1,216
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
4,500 4,579
$ 12,999
Media - 1.92%
Altice Finco SA
4.75%, 01/15/2028 EUR 300 352
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,106
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
2,175 2,291
5.38%, 06/01/2029
(f)
3,500 3,798
5.50%, 05/01/2026
(f)
2,105 2,180
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 $ 500 $ 491
4.46%, 07/23/2022 1,450 1,523
Comcast Corp
4.15%, 10/15/2028 2,000 2,369
4.70%, 10/15/2048 325 430
CSC Holdings LLC
4.63%, 12/01/2030
(f)
6,991 7,131
5.75%, 01/15/2030
(f)
3,350 3,610
7.50%, 04/01/2028
(f)
1,650 1,832
Diamond Sports Group LLC / Diamond Sports
Finance Co
6.63%, 08/15/2027
(a),(f)
10,125 6,429
DISH DBS Corp
5.88%, 11/15/2024 1,565 1,622
7.75%, 07/01/2026 610 666
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,645
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
1,914 2,000
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(f)
3,560 3,667
5.63%, 07/15/2027
(f)
6,350 6,740
Shaw Communications Inc
6.75%, 11/09/2039 CAD 1,100 1,216
SportsNet New York
10.25%, 01/15/2025
(g),(h),( i )
$ 20,090 21,070
Urban One Inc
8.75%, 12/15/2022
(f)
2,960 2,965
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
4,000 4,115
Virgin Media Secured Finance PLC
5.50%, 08/15/2026
(f)
850 886
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
4,700 4,923
Ziggo BV
5.50%, 01/15/2027
(f)
7,025 7,368
$ 93,425
Metal Fabrication & Hardware - 0.10%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(f)
3,600 3,848
Park-Ohio Industries Inc
6.63%, 04/15/2027 885 890
$ 4,738
Mining - 1.38%
Arconic Corp
6.13%, 02/15/2028
(f)
7,175 7,695
Century Aluminum Co
12.00%, 07/01/2025
(f)
11,390 12,244
Constellium SE
5.63%, 06/15/2028
(f)
850 911
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 796
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
1,100 1,187
Fresnillo PLC
4.25%, 10/02/2050
(f)
875 931
Hudbay Minerals Inc
7.63%, 01/15/2025
(f)
955 994
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/2050 2,950 3,581
Industrias Penoles SAB de CV
4.15%, 09/12/2029
(a)
2,800 3,148
4.75%, 08/06/2050
(f)
1,685 1,900

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Newmont Corp
4.88%, 03/15/2042 $ 2,350 $ 3,105
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(f)
19,888 2
Novelis Corp
4.75%, 01/30/2030
(f)
5,839 6,141
5.88%, 09/30/2026
(f)
700 733
Petropavlovsk 2016 Ltd
8.13%, 11/14/2022 1,500 1,556
Real Alloy Holding Inc
0.00%, PIK 11.00%; 11/30/2023
(e),(g),(h),( i ),(n),(p)
19,795 19,795
Rusal Capital DAC
5.13%, 02/02/2022 1,600 1,611
Vedanta Resources Finance II PLC
13.88%, 01/21/2024
(f)
720 775
$ 67,105
Miscellaneous Manufacturers - 0.04%
General Electric Co
4.25%, 05/01/2040 800 911
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,234
$ 2,145
Oil & Gas - 3.35%
Apache Corp
4.25%, 01/15/2044 500 460
4.88%, 11/15/2027 1,975 2,029
BP Capital Markets America Inc
3.00%, 02/24/2050 1,500 1,455
BP Capital Markets PLC
4.88%, 03/22/2030
(j),(l)
11,000 11,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Continental Resources Inc /OK
5.75%, 01/15/2031
(f)
1,100 1,191
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,914
Double Eagle III Midco 1 LLC / Double Eagle
Finance Corp
7.75%, 12/15/2025
(f)
950 988
Ecopetrol SA
6.88%, 04/29/2030 575 716
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
1,000 1,060
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(f)
4,270 4,110
Exxon Mobil Corp
4.23%, 03/19/2040 1,000 1,205
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(f),(j),(l)
4,000 4,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Gran Tierra Energy Inc
7.75%, 05/23/2027
(f)
635 438
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
400 403
6.00%, 02/01/2031
(f)
600 609
HollyFrontier Corp
5.88%, 04/01/2026 1,500 1,698
Kosmos Energy Ltd
7.13%, 04/04/2026
(a),(f)
775 773
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
6,000 6,750
6.75%, 06/30/2030
(f)
1,370 1,557
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
1,190 1,205
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
6.50%, 01/15/2025
(f)
$ 1,050 $ 1,082
7.13%, 02/01/2027
(f)
6,075 6,272
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
700 593
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/2024 EUR 4,000 4,988
Occidental Petroleum Corp
2.90%, 08/15/2024 $ 400 386
3.00%, 02/15/2027 3,750 3,459
3.20%, 08/15/2026 3,056 2,865
3.40%, 04/15/2026 2,550 2,463
3.50%, 08/15/2029 1,800 1,670
6.20%, 03/15/2040 475 493
6.38%, 09/01/2028 200 218
6.45%, 09/15/2036 7,647 8,392
6.63%, 09/01/2030 975 1,094
8.88%, 07/15/2030 3,470 4,357
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,986 1,932
Oil India Ltd
5.13%, 02/04/2029 2,200 2,507
PDC Energy Inc
5.75%, 05/15/2026 5,675 5,781
Pertamina Persero PT
4.15%, 02/25/2060 300 312
5.63%, 05/20/2043
(f)
1,190 1,458
Petroamazonas EP
4.63%, 12/06/2021
(f)
1,393 1,289
Petrobras Global Finance BV
5.09%, 01/15/2030 5,000 5,489
6.75%, 06/03/2050 800 936
7.25%, 03/17/2044 1,500 1,848
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 247
0.00%, 11/17/2021
(e)
17,250 647
0.00%, 05/16/2024
(e)
38,002 1,425
0.00%, 11/15/2026
(e)
12,045 452
0.00%, 04/12/2027
(e)
425 16
0.00%, 05/17/2035
(e)
536 20
0.00%, 04/12/2037
(e)
12,840 482
Petroleos Mexicanos
6.38%, 01/23/2045 2,515 2,165
6.49%, 01/23/2027 1,300 1,337
6.63%, 06/15/2035 10,000 9,400
7.19%, 09/12/2024 MXN 46,500 2,074
7.69%, 01/23/2050 $ 2,410 2,279
9.50%, 09/15/2027 1,204 1,374
Petron Corp
4.60%, 07/19/2023
(j),(l)
750 718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 1,200 1,338
Repsol International Finance BV
4.50%, 03/25/2075
(l)
EUR 300 398
EUR Swap Annual (VS 6 Month) 10 Year
+ 4.20%
Saudi Arabian Oil Co
1.63%, 11/24/2025
(f)
$ 865 881
3.50%, 11/24/2070
(f)
1,280 1,246
4.38%, 04/16/2049
(f)
2,600 3,058
SEPLAT Petroleum Development Co Plc
9.25%, 04/01/2023
(f)
890 917
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,092

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Sunoco LP / Sunoco Finance Corp
5.50%, 02/15/2026 $ 1,045 $ 1,076
5.88%, 03/15/2028 450 477
6.00%, 04/15/2027 4,450 4,711
Tecpetrol SA
4.88%, 12/12/2022 800 772
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(f)
2,400 2,494
TOTAL SE
2.63%, 02/26/2025
(j),(l)
EUR 2,000 2,564
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Transocean Inc
7.25%, 11/01/2025
(a),(f)
$ 6,990 3,897
Tullow Oil PLC
6.25%, 04/15/2022 940 761
7.00%, 03/01/2025 6,000 3,920
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 2,002
Valero Energy Corp
6.63%, 06/15/2037 900 1,181
W&T Offshore Inc
9.75%, 11/01/2023
(f)
2,500 1,977
YPF SA
6.95%, 07/21/2027 350 215
8.50%, 03/23/2025 760 623
$ 162,786
Oil & Gas Services - 0.03%
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,233
Packaging & Containers - 0.96%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(f)
1,161 1,196
Ball Corp
4.38%, 12/15/2023 EUR 800 1,073
Berry Global Inc
4.50%, 02/15/2026
(f)
$ 2,575 2,626
5.63%, 07/15/2027
(f)
3,800 4,042
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 337
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,683
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 393
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
$ 4,050 4,181
Klabin Austria GmbH
7.00%, 04/03/2049 750 940
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
897 917
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 734
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 1,700 2,145
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 11,039 11,260
9.25%, 08/01/2024
(f)
8,420 8,915
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
6,000 6,326
$ 46,768
Pharmaceuticals - 0.50%
AbbVie Inc
3.85%, 06/15/2024 1,800 1,978
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
4.00%, 01/17/2029 $ 1,150 $ 1,352
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,580 1,753
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
800 824
5.25%, 01/30/2030
(f)
1,675 1,730
7.00%, 01/15/2028
(f)
3,450 3,734
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 2,400 3,099
Bristol-Myers Squibb Co
4.63%, 05/15/2044 $ 1,700 2,232
CVS Health Corp
5.05%, 03/25/2048 1,000 1,305
Eli Lilly and Co
1.70%, 11/01/2049 EUR 425 598
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 900 1,010
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 $ 540 535
3.15%, 10/01/2026 1,100 1,049
7.13%, 01/31/2025 790 870
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,775 2,018
$ 24,087
Pipelines - 1.39%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 4,060 4,068
5.75%, 03/01/2027
(f)
650 648
5.75%, 01/15/2028
(f)
1,550 1,550
Buckeye Partners LP
4.13%, 03/01/2025
(f)
1,625 1,646
4.50%, 03/01/2028
(f)
3,100 3,202
Enbridge Inc
6.25%, 03/01/2078
(l)
5,600 6,066
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(l)
11,000 11,018
3 Month USD LIBOR + 3.03%
EQM Midstream Partners LP
4.75%, 01/15/2031
(f)
1,825 1,762
6.50%, 07/01/2027
(f)
1,800 1,944
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
1,050 1,062
2.63%, 03/31/2036
(f)
850 858
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(a),(f)
2,000 2,140
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
4,140 4,348
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
3,810 3,939
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
4,325 4,356
New Fortress Energy Inc
6.75%, 09/15/2025
(f)
2,500 2,609
NuStar Logistics LP
6.00%, 06/01/2026 475 505
6.38%, 10/01/2030 1,925 2,122
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
1,900 1,995
4.95%, 07/15/2029
(f)
325 349
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.88%, 02/01/2031
(f)
2,725 2,855
5.50%, 03/01/2030 1,000 1,063

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
TransCanada PipeLines Ltd
4.34%, 10/15/2049 CAD 800 $ 709
Transcanada Trust
5.87%, 08/15/2076
(l)
$ 4,230 4,706
3 Month USD LIBOR + 4.64%
Williams Cos Inc /The
3.60%, 03/15/2022 1,000 1,030
6.30%, 04/15/2040 700 914
$ 67,464
Real Estate - 0.57%
Country Garden Holdings Co Ltd
5.13%, 01/17/2025 4,950 5,185
8.00%, 01/27/2024 1,600 1,719
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 1,320
Kaisa Group Holdings Ltd
11.25%, 04/09/2022 4,600 4,768
MAF Global Securities Ltd
6.37%, 03/20/2026
(j),(l)
5,610 5,891
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 1,161
Sunac China Holdings Ltd
6.50%, 07/09/2023 4,500 4,593
Wanda Properties International Co Ltd
7.25%, 01/29/2024 1,500 1,537
Yuzhou Group Holdings Co Ltd
8.50%, 02/04/2023 1,519 1,618
$ 27,792
REITs - 0.20%
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,279
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,100 1,633
Simon Property Group LP
3.80%, 07/15/2050 $ 600 650
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,100 3,146
Welltower Inc
4.00%, 06/01/2025 1,800 2,028
$ 9,736
Retail - 0.48%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(f)
2,000 1,992
4.38%, 01/15/2028
(f)
5,500 5,610
Dollar Tree Inc
4.20%, 05/15/2028 1,700 1,994
IRB Holding Corp
7.00%, 06/15/2025
(f)
2,975 3,224
L Brands Inc
6.75%, 07/01/2036 1,095 1,251
Lowe's Cos Inc
3.00%, 10/15/2050 750 762
PetSmart Inc
8.88%, 06/01/2025
(f)
40 42
QVC Inc
4.38%, 09/01/2028 2,150 2,236
Staples Inc
10.75%, 04/15/2027
(f)
1,700 1,649
Walmart Inc
5.63%, 03/27/2034 GBP 500 1,072
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
$ 1,667 1,726
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc
3.63%, 03/15/2031 $ 1,850 $ 1,815
$ 23,373
Semiconductors - 0.08%
Micron Technology Inc
2.50%, 04/24/2023 2,000 2,086
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
1,500 1,605
$ 3,691
Software - 0.95%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,025 3,188
Ascend Learning LLC
6.88%, 08/01/2025
(f)
8,873 9,151
6.88%, 08/01/2025
(f)
725 743
Black Knight InfoServ LLC
3.63%, 09/01/2028
(f)
2,700 2,732
Camelot Finance SA
4.50%, 11/01/2026
(f)
2,800 2,912
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(f)
11,444 11,738
Microsoft Corp
3.13%, 12/06/2028 EUR 1,100 1,672
Open Text Corp
3.88%, 02/15/2028
(f)
$ 1,300 1,329
Oracle Corp
4.13%, 05/15/2045 1,400 1,653
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
9,750 10,337
ZoomInfo Technologies LLC/ ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f),(k)
825 833
$ 46,288
Sovereign - 7.54%
1MDB Global Investments Ltd
4.40%, 03/09/2023 6,600 6,602
Abu Dhabi Government International Bond
3.13%, 10/11/2027
(f)
1,200 1,338
3.13%, 10/11/2027 600 669
3.13%, 09/30/2049
(f)
1,500 1,572
Angolan Government International Bond
8.00%, 11/26/2029
(f)
3,700 3,654
8.00%, 11/26/2029 1,500 1,481
9.38%, 05/08/2048
(f)
2,120 2,099
9.50%, 11/12/2025 2,490 2,643
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(n)
9,398 3,597
0.12%, 07/09/2035
(n)
7,195 2,459
0.12%, 01/09/2038
(n)
3,145 1,231
Benin Government International Bond
4.88%, 01/19/2032
(f)
EUR 4,500 5,411
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030
(f)
CLP 2,040,000 3,265
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2023 BRL 23,800 4,735
10.00%, 01/01/2029 11,200 2,366
10.00%, 01/01/2031 8,192 1,738
Chile Government International Bond
3.10%, 01/22/2061 $ 1,280 1,297
Colombia Government International Bond
3.88%, 04/25/2027 1,060 1,166
4.00%, 02/26/2024 1,120 1,201
5.63%, 02/26/2044 1,100 1,357
6.13%, 01/18/2041 1,050 1,347

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombian TES
5.75%, 11/03/2027 COP 5,190,800 $ 1,543
6.00%, 04/28/2028 3,652,400 1,091
6.25%, 11/26/2025 11,267,300 3,496
7.25%, 10/18/2034 8,324,800 2,562
Costa Rica Government International Bond
7.00%, 04/04/2044
(f)
$ 920 902
Dominican Republic International Bond
5.30%, 01/21/2041
(f)
1,430 1,476
5.88%, 01/30/2060
(f)
1,115 1,167
5.88%, 01/30/2060 300 314
5.95%, 01/25/2027 3,600 4,135
6.40%, 06/05/2049
(f)
4,500 5,040
6.50%, 02/15/2048 1,400 1,589
Ecuador Government International Bond
0.50%, 07/31/2035
(n)
560 255
Egypt Government International Bond
6.38%, 04/11/2031 EUR 5,000 6,487
7.50%, 01/31/2027
(f)
$ 1,250 1,445
7.63%, 05/29/2032 800 886
8.50%, 01/31/2047 750 824
8.88%, 05/29/2050
(f)
1,990 2,251
8.88%, 05/29/2050 750 848
El Salvador Government International Bond
7.65%, 06/15/2035 3,100 3,038
7.75%, 01/24/2023
(f)
725 730
8.25%, 04/10/2032
(f)
1,335 1,352
8.25%, 04/10/2032 3,000 3,039
8.63%, 02/28/2029 510 527
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,498
Export-Import Bank of Korea
6.20%, 08/07/2021
(f)
INR 99,100 1,362
8.00%, 05/15/2024
(f)
IDR 25,800,000 1,971
Finance Department Government of Sharjah
4.00%, 07/28/2050
(f)
$ 1,750 1,765
Gabon Government International Bond
6.38%, 12/12/2024
(f)
2,000 2,090
6.95%, 06/16/2025 5,178 5,527
Ghana Government International Bond
6.38%, 02/11/2027 6,700 6,934
7.88%, 03/26/2027
(f)
570 625
8.95%, 03/26/2051
(f)
500 510
Guatemala Government Bond
6.13%, 06/01/2050
(a)
900 1,114
Honduras Government International Bond
6.25%, 01/19/2027 1,750 2,004
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
1,000 1,156
4.45%, 04/15/2070 400 489
4.63%, 04/15/2043
(f)
990 1,189
4.75%, 07/18/2047
(f)
425 526
4.75%, 07/18/2047 1,100 1,363
8.50%, 10/12/2035 1,000 1,637
Indonesia Treasury Bond
7.00%, 09/15/2030 IDR 78,000,000 5,827
7.50%, 08/15/2032 7,440,000 561
8.25%, 05/15/2036 37,025,000 2,949
8.38%, 03/15/2034 66,721,000 5,386
Israel Government International Bond
4.50%, 01/30/2043 $ 2,550 3,289
Ivory Coast Government International Bond
5.75%, 12/31/2032
(n)
4,949 5,011
6.88%, 10/17/2040
(f)
EUR 2,040 2,783
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Kenya Government International Bond
7.00%, 05/22/2027
(f)
$ 1,500 $ 1,657
8.00%, 05/22/2032 4,409 5,087
8.25%, 02/28/2048 2,000 2,267
Malaysia Government Bond
2.63%, 04/15/2031 MYR 5,785 1,420
3.76%, 05/22/2040 4,892 1,242
3.83%, 07/05/2034 7,263 1,891
4.89%, 06/08/2038 10,011 2,855
Mexican Bonos
7.50%, 06/03/2027 MXN 89,639 5,000
7.75%, 11/23/2034 120,000 6,827
8.50%, 05/31/2029 85,891 5,115
10.00%, 11/20/2036 20,470 1,380
Mexico Government International Bond
2.13%, 10/25/2051 EUR 1,740 1,918
4.75%, 04/27/2032 $ 1,170 1,363
4.75%, 03/08/2044 2,350 2,638
5.75%, 10/12/2110 1,350 1,669
Morocco Government International Bond
4.25%, 12/11/2022 1,400 1,474
Mozambique International Bond
5.00%, 09/15/2031
(f),(n)
6,000 5,400
Nigeria Government International Bond
6.50%, 11/28/2027 2,200 2,372
7.70%, 02/23/2038 300 316
9.25%, 01/21/2049 200 233
Oman Government International Bond
5.38%, 03/08/2027 5,000 5,172
6.25%, 01/25/2031
(a),(f)
1,010 1,071
6.75%, 01/17/2048 1,600 1,577
7.00%, 01/25/2051
(f)
630 637
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 1,100 1,135
Panama Government International Bond
2.25%, 09/29/2032 2,040 2,057
Peru Government Bond
6.15%, 08/12/2032 PEN 24,200 7,990
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 $ 1,150 1,321
Peruvian Government International Bond
1.86%, 12/01/2032
(a)
1,160 1,147
2.39%, 01/23/2026 2,200 2,327
5.63%, 11/18/2050 1,200 1,830
6.35%, 08/12/2028
(f)
PEN 6,799 2,344
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 945 1,039
3.75%, 04/16/2030
(f)
1,350 1,571
4.40%, 04/16/2050
(f)
125 160
Republic of Belarus International Bond
6.88%, 02/28/2023 2,500 2,600
Republic of Belarus Ministry of Finance
5.88%, 02/24/2026
(f)
4,675 4,781
Republic of Poland Government Bond
1.25%, 10/25/2030 PLN 7,175 1,936
Republic of Poland Government International
Bond
3.25%, 04/06/2026 $ 3,000 3,367
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 101,255 6,390
10.50%, 12/21/2026 51,620 4,035
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 4,000 4,141
Romania Government Bond
5.00%, 02/12/2029 RON 8,355 2,444

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 5,750 $ 7,259
3.38%, 01/28/2050 965 1,318
3.62%, 05/26/2030
(f)
1,135 1,639
5.13%, 06/15/2048 $ 2,500 3,107
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 565,000 7,928
7.10%, 10/16/2024 273,361 3,831
7.40%, 12/07/2022 148,298 2,057
7.65%, 04/10/2030 132,228 1,925
7.70%, 03/23/2033 180,286 2,620
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 3,400 3,919
4.50%, 04/04/2022 200 208
4.75%, 05/27/2026 800 920
5.25%, 06/23/2047 400 536
Saudi Government International Bond
3.25%, 10/26/2026
(f)
1,700 1,865
3.25%, 10/22/2030
(f)
2,340 2,548
4.50%, 10/26/2046 3,000 3,530
4.63%, 10/04/2047
(f)
3,250 3,892
Senegal Government International Bond
4.75%, 03/13/2028 EUR 3,600 4,626
Sharjah Sukuk Program Ltd
3.23%, 10/23/2029 $ 850 888
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(a)
1,700 1,844
Turkey Government Bond
10.50%, 08/11/2027 TRY 16,165 2,004
11.00%, 02/24/2027 12,355 1,556
11.70%, 11/13/2030 20,369 2,654
12.40%, 03/08/2028 12,759 1,716
13.90%, 11/09/2022 13,118 1,784
Turkey Government International Bond
5.13%, 02/17/2028 $ 5,000 5,051
5.88%, 06/26/2031 3,140 3,198
6.38%, 10/14/2025 3,630 3,931
Ukraine Government Bond
17.00%, 05/11/2022 UAH 101,000 3,802
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(n)
$ 2,685 3,027
7.25%, 03/15/2033 5,000 5,312
7.75%, 09/01/2024 2,000 2,206
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 1,114 1,208
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,452
0.00%, 09/15/2027
(e)
6,190 573
0.00%, 08/05/2031
(e)
3,425 317
Vietnam Government International Bond
4.80%, 11/19/2024 1,400 1,575
$ 366,813
Supranational Bank - 0.25%
African Export-Import Bank/The
3.99%, 09/21/2029
(f)
6,185 6,702
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031
(f)
1,200 1,310
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 3,000 3,202
5.38%, 03/14/2022 1,140 1,176
$ 12,390
Telecommunications - 2.43%
Altice France SA/France
7.38%, 05/01/2026
(f)
5,250 5,502
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
America Movil SAB de CV
3.63%, 04/22/2029 $ 2,000 $ 2,249
AT&T Inc
2.45%, 03/15/2035 EUR 500 697
3.50%, 09/15/2053
(f)
$ 400 384
4.38%, 09/14/2029 GBP 1,050 1,757
7.00%, 04/30/2040 200 455
Axtel SAB de CV
6.38%, 11/14/2024 $ 7,700 8,045
6.38%, 11/14/2024
(f)
400 418
Bell Canada
3.60%, 09/29/2027 CAD 1,000 889
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
$ 5,780 6,153
7.50%, 10/15/2026
(f)
535 566
CommScope Inc
6.00%, 03/01/2026
(f)
5,100 5,400
8.25%, 03/01/2027
(f)
2,050 2,204
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
400 396
6.00%, 06/15/2025
(f)
6,968 7,107
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
715 764
Consolidated Communications Inc
6.50%, 10/01/2028
(f)
1,725 1,877
Digicel Group 0.5 Ltd
8.00%, PIK 2.00%; 04/01/2024
(n),(p)
1,854 1,742
Digicel Holdings Bermuda Ltd / Digicel
International Finance Ltd
8.75%, 05/25/2024
(f)
450 468
8.75%, 05/25/2024
(f)
1,000 1,040
8.75%, 05/25/2024 5,175 5,382
Digicel Ltd
6.75%, 03/01/2023
(f)
1,900 1,565
Embarq Corp
8.00%, 06/01/2036 755 928
GTT Communications Inc
7.88%, 12/31/2024
(f)
27,763 9,995
Kenbourne Invest SA
4.70%, 01/22/2028
(f)
390 395
6.88%, 11/26/2024
(f)
1,550 1,674
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 1,200 2,010
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 $ 1,200 1,275
Nokia Oyj
2.00%, 03/15/2024 EUR 400 506
Oi SA
8.00%, PIK 4.00%; 07/27/2025
(n),(p)
$ 830 862
Oztel Holdings SPC Ltd
5.63%, 10/24/2023
(f)
340 360
6.63%, 04/24/2028
(f)
280 305
QualityTech LP / QTS Finance Corp
3.88%, 10/01/2028
(f)
925 944
Sprint Capital Corp
8.75%, 03/15/2032 1,130 1,726
Switch Ltd
3.75%, 09/15/2028
(f)
1,750 1,787
Telecom Italia SpA /Milano
5.30%, 05/30/2024
(f)
1,815 1,973
Telefonica Europe BV
2.88%, 06/24/2027
(j),(l)
EUR 500 622
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
3.75%, 03/15/2022
(j),(l)
1,000 1,240
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.86%

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
2.63%, 02/15/2029 $ 1,500 $ 1,508
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,243
6.88%, 02/28/2025
(f)
800 884
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,600
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 815
4.86%, 08/21/2046 $ 800 1,034
Viasat Inc
5.63%, 09/15/2025
(f)
5,025 5,125
5.63%, 04/15/2027
(f)
3,850 4,047
6.50%, 07/15/2028
(f)
1,630 1,760
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
5,700 5,687
Vodafone Group PLC
5.00%, 05/30/2038 950 1,210
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
8,875 8,900
6.13%, 03/01/2028
(f)
2,450 2,548
$ 118,023
Transportation - 0.27%
BNSF Funding Trust I
6.61%, 12/15/2055
(l)
3,510 4,001
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 950 1,176
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/2030
(f)
1,250 1,399
FedEx Corp
5.25%, 05/15/2050 800 1,075
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
2,100 2,307
MV24 Capital BV
6.75%, 06/01/2034
(f)
771 839
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 1,330 1,453
5.38%, 05/05/2045
(f)
850 1,020
$ 13,270
Trucking & Leasing - 0.02%
DAE Funding LLC
5.00%, 08/01/2024 750 778
Water - 0.06%
American Water Capital Corp
2.80%, 05/01/2030 800 872
Essential Utilities Inc
2.70%, 04/15/2030 1,950 2,087
$ 2,959
TOTAL BONDS $ 3,063,254
CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
CREDIT LINKED STRUCTURED NOTES
- 0.09%
Principal
Amount (000's) Value (000's)
Sovereign - 0.09%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027
(n)
CNY 30,000 $ 4,566
TOTAL CREDIT LINKED STRUCTURED NOTES $ 4,566
SENIOR FLOATING RATE INTERESTS
- 7.31%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.57%
Clarios Global LP
3.64%, 04/30/2026
(q)
$ 6,666 $ 6,656
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(q)
21,140 20,981
3 Month USD LIBOR + 8.25%
$ 27,637
Chemicals - 0.13%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(q)
6,210 6,231
1 Month USD LIBOR + 7.75%
Commercial Services - 0.87%
CoreCivic Inc
5.50%, 12/12/2024
(q)
3,206 3,105
1 Month USD LIBOR + 4.50%
KUEHG Corp
9.25%, 08/22/2025
(q)
16,360 15,607
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
8.50%, 03/13/2026
(q)
17,700 17,081
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.96%, 09/27/2024
(q)
4,401 4,393
3 Month USD LIBOR + 2.75%
Revint Intermediate II LLC
5.75%, 10/15/2027
(q)
2,325 2,335
1 Month USD LIBOR + 5.00%
$ 42,521
Cosmetics & Personal Care - 0.33%
Wellness Merger Sub Inc
11.00%, 06/27/2025
(q)
15,881 15,874
3 Month USD LIBOR + 8.75%
Electronics - 0.22%
Deliver Buyer Inc
5.25%, 05/01/2024
(q)
10,688 10,634
3 Month USD LIBOR + 5.00%
Engineering & Construction - 0.14%
Brand Industrial Services Inc
0.00%, 06/21/2024
(q),(r)
650 641
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(q)
3,945 3,893
3 Month USD LIBOR + 4.25%
USIC Holdings Inc
4.00%, 12/08/2023
(q)
2,219 2,217
3 Month USD LIBOR + 3.25%
$ 6,751
Entertainment - 0.49%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(q)
17,870 17,870
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(q)
2,284 2,199
3 Month USD LIBOR + 2.50%
Playtika Holding Corp
7.00%, 12/10/2024
(q)
3,714 3,732
1 Month USD LIBOR + 6.00%
$ 23,801
Healthcare - Services - 1.04%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(q)
23,880 23,821
3 Month USD LIBOR + 8.00%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(q)
17,170 17,170
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(q)
2,658 2,633
3 Month USD LIBOR + 3.75%

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Midwest Physician Administrative Services LLC
7.75%, 08/11/2025
(q)
$ 700 $ 694
3 Month USD LIBOR + 7.00%
Sound Inpatient Physicians Holdings LLC
7.75%, 06/26/2026
(q)
6,525 6,536
3 Month USD LIBOR + 6.75%
$ 50,854
Insurance - 0.72%
Asurion LLC
0.00%, 07/29/2027
(q),(r)
4,620 4,591
0.00%, 01/29/2028
(q),(r)
11,110 11,193
0.00%, 01/29/2028
(q),(r)
7,050 7,103
6.64%, 08/04/2025
(q)
12,220 12,220
3 Month USD LIBOR + 6.50%
$ 35,107
Internet - 1.12%
CNT Holdings
7.50%, 12/16/2028
(q)
5,681 5,795
3 Month USD LIBOR + 3.75%
MH Sub I LLC
7.62%, 09/15/2025
(q)
13,013 13,034
3 Month USD LIBOR + 7.50%
Ten-X LLC
9.00%, 09/29/2025
(g),(h),(q)
35,440 35,440
1 Month USD LIBOR + 8.00%
$ 54,269
Investment Companies - 0.50%
Masergy Holdings Inc
8.50%, 12/16/2024
(q)
13,674 13,623
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(q)
11,260 10,641
3 Month USD LIBOR + 7.50%
$ 24,264
Lodging - 0.04%
Caesars Resort Collection LLC
4.64%, 07/20/2025
(q)
1,820 1,818
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.46%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(q)
22,333 22,426
3 Month USD LIBOR + 7.25%
Miscellaneous Manufacturers - 0.01%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(p),(q)
631 618
1 Month USD LIBOR + 9.50%
Oil & Gas - 0.10%
Encino Acquisition Partners Holdings LLC
7.75%, 10/29/2025
(q)
5,350 4,909
3 Month USD LIBOR + 6.75%
Pharmaceuticals - 0.12%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/28/2023
(p),(q)
6,126 5,911
3 Month USD LIBOR + 10.50%
Software - 0.42%
Applied Systems Inc
8.00%, 09/19/2025
(q)
3,425 3,442
3 Month USD LIBOR + 7.00%
Greeneden US Holdings II LLC
4.75%, 10/08/2027
(q)
3,376 3,387
1 Month USD LIBOR + 4.00%
Informatica LLC
7.13%, 02/14/2025
(q)
4,950 5,061
Skillsoft
8.50%, 04/27/2025
(q)
3,943 3,924
3 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Sophia LP
4.50%, 10/07/2027
(q)
$ 2,750 $ 2,758
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc /The
7.50%, 05/03/2027
(q)
1,950 2,013
1 Month USD LIBOR + 6.75%
$ 20,585
Telecommunications - 0.03%
GTT Communications
2.50%, PIK 6.00%, 12/31/2021
(p),(q)
1,371 1,344
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 355,554
Total Investments $ 4,859,444
Other Assets and Liabilities -  0.07% 3,522
TOTAL NET ASSETS - 100.00% $ 4,862,966
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $26,090 or 0.54% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,665 or 0.57% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,533,499 or 31.53% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $190,035 or
3.91% of net assets.
( i ) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security purchased on a when-issued basis.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$137,058 or 2.82% of net assets.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Security is an Interest Only Strip.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after January 31, 2021, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 65.37%
United Kingdom 3.30%
Canada 3.03%
Japan 2.24%
Netherlands 2.15%
Mexico 1.85%
France 1.74%
Cayman Islands 1.33%
Switzerland 1.01%
Supranational 0.85%
Germany 0.75%
Australia 0.73%
Turkey 0.73%
Indonesia 0.61%
Brazil 0.61%
Italy 0.59%
India 0.56%
Luxembourg 0.55%
Spain 0.54%
Virgin Islands, British 0.51%
Russian Federation 0.50%
Hong Kong 0.46%
Sweden 0.42%
Colombia 0.40%
Ireland 0.38%
Denmark 0.37%
Saudi Arabia 0.36%
South Africa 0.36%
Peru 0.34%
Romania 0.32%
Jersey, Channel Islands 0.32%
Ukraine 0.30%
China 0.29%
Dominican Republic 0.28%
Austria 0.28%
Israel 0.27%
Egypt 0.27%
Argentina 0.26%
Singapore 0.23%
United Arab Emirates 0.22%
Chile 0.20%
Malaysia 0.20%
Angola 0.20%
Kenya 0.19%
Oman 0.19%
El Salvador 0.18%
Korea, Republic Of 0.18%
Belgium 0.18%
Bermuda 0.18%
Cote d'Ivoire 0.16%
Ghana 0.16%
Belarus 0.15%
Gabon 0.15%
Mauritius 0.14%
Isle of Man 0.13%
Venezuela 0.12%
Poland 0.11%
Benin 0.11%
Norway 0.11%
Mozambique 0.11%
Senegal 0.10%
Azerbaijan 0.09%
Nigeria 0.09%
Taiwan 0.09%
Morocco 0.08%
Panama 0.07%
Togo 0.06%
Puerto Rico 0.06%
Finland 0.06%
Portugal 0.05%
Portfolio Summary  (unaudited) (continued)
Location Percent
Philippines 0.05%
Qatar 0.05%
Trinidad And Tobago 0.04%
Honduras 0.04%
Thailand 0.04%
Ecuador 0.04%
Guatemala 0.03%
Vietnam 0.03%
Costa Rica 0.02%
New Zealand 0.01%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 140,535 $ 1,154,561 $ 1,161,973 $ 133,123
$ 140,535 $ 1,154,561 $ 1,161,973 $ 133,123
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 03/17/2017-01/24/2018 $ 15,032 $ 248 0.01%
Material Sciences Corp   0.00%, PIK 9.75%, 01/09/2024 12/22/2016-06/30/2020 23,018 22,309 0.46%
Real Alloy Holding Inc 0.00%, PIK 11.00%, 11/30/2023 05/31/2018-06/30/2020 19,795 19,795 0.41%
Specialty Steel   11.00%, 11/15/2022 11/15/2017 41,148 41,564 0.86%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 21,070 0.43%
Utex Industries - Warrants 12/03/2020 — — 0.00%
Total $ 104,986 2.17%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 02/22/2021 EUR 1,000 $ 1,221 $ — $ (7)
Bank of New York Mellon 02/22/2021 $ 5,773 EUR 4,857 — (122)
Barclays Bank PLC 02/26/2021 CZK 105,453 $ 4,885 37 —
Barclays Bank PLC 02/26/2021 HUF 1,250,654 $ 4,187 66 —
Barclays Bank PLC 02/26/2021 PLN 8,706 $ 2,312 27 —
Citigroup Inc 02/12/2021 TRY 38,000 $ 5,099 77 —
HSBC Securities Inc 02/12/2021 $ 3,558 RUB 267,000 32 —
JPMorgan Chase 02/02/2021 BRL 32,580 $ 6,177 — (222)
JPMorgan Chase 02/02/2021 $ 2,235 BRL 11,814 76 —
JPMorgan Chase 02/08/2021 KRW 3,206,322 $ 2,961 — (95)
JPMorgan Chase 02/08/2021 $ 1,478 KRW 1,628,866 22 —
JPMorgan Chase 02/12/2021 $ 3,839 PEN 14,000 — (10)
JPMorgan Chase 02/12/2021 $ 4,545 ZAR 71,300 — (164)
JPMorgan Chase 02/12/2021 $ 6,996 MXN 141,600 94 —
JPMorgan Chase 02/23/2021 $ 32,887 EUR 27,090 — —
JPMorgan Chase 02/26/2021 $ 2,931 ZAR 44,864 — (29)
JPMorgan Chase 03/02/2021 BRL 21,135 $ 3,886 — (25)
Morgan Stanley & Co 02/16/2021 $ 2,267 RUB 167,778 52 —
Morgan Stanley & Co 02/26/2021 COP 5,291,145 $ 1,473 9 —
Morgan Stanley & Co 02/26/2021 MXN 42,465 $ 2,088 — (21)
Toronto Dominion Bank 02/26/2021 $ 6,490 EUR 5,373 — (34)
Total $ 492 $ (729)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Egypt Treasury Bills,
0.00%, 06/15/2021
132,500,000 Receive 3 Month USD
LIBOR + 0.70%
Quarterly 06/16/2021 $ 7,907 $ — $ 144 $ —
Total $ — $ 144 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .23 % Shares Held Value (000's)
Money Market Funds - 1 .23%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,074,919 $ 4,075
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
34,784,202 34,784
$ 38,859
TOTAL INVESTMENT COMPANIES $ 38,859
COMMON STOCKS - 98 .04 % Shares Held Value (000's)
Engineering & Construction - 0 .99%
Cellnex Telecom SA
(e)
128,688 $ 7,539
Lendlease Corp Ltd 2,587,179 23,588
$ 31,127
Home Builders - 0 .23%
Persimmon PLC 213,472 7,431
Internet - 0 .80%
21Vianet Group Inc ADR
(d)
669,372 25,255
Lodging - 1 .10%
Choice Hotels International Inc 195,121 19,637
City Developments Ltd 2,766,200 14,941
$ 34,578
Real Estate - 17 .04%
Castellum AB 1,034,191 24,812
Entra ASA
(e),(f)
1,306,150 29,069
ESR Cayman Ltd
(d),(e)
3,543,000 12,626
Fabege AB 1,721,665 25,655
Hang Lung Properties Ltd 6,979,000 18,546
LEG Immobilien AG 201,865 28,938
Mitsubishi Estate Co Ltd 4,368,400 69,108
Mitsui Fudosan Co Ltd 1,689,993 34,303
New World Development Co Ltd 10,307,250 47,723
Sun Hung Kai Properties Ltd 4,092,000 55,898
Sunac China Holdings Ltd 1,651,000 6,134
Sunac Services Holdings Ltd
(d),(e)
8,118,926 22,828
Vonovia SE 2,180,822 145,613
Wihlborgs Fastigheter AB 807,420 16,581
$ 537,834
REITs - 76 .35%
Agree Realty Corp 262,409 16,584
Alexandria Real Estate Equities Inc 413,314 69,069
Allied Properties Real Estate Investment Trust 1,507,774 42,790
American Campus Communities Inc 248,266 10,219
American Homes 4 Rent 2,321,015 70,164
American Tower Corp 242,302 55,090
Apartment Income REIT Corp 904,725 35,076
Apartment Investment and Management Co 292,608 1,343
Ascendas Real Estate Investment Trust 4,052,000 9,349
AvalonBay Communities Inc 574,316 93,998
Big Yellow Group PLC 893,889 13,489
Boston Properties Inc 124,699 11,381
Brandywine Realty Trust 564,161 6,206
Broadstone Net Lease Inc 967,813 17,450
Camden Property Trust 281,593 28,765
Canadian Apartment Properties REIT 862,996 34,554
CapitaLand Integrated Commercial Trust 17,375,344 27,760
Charter Hall Group 1,060,953 10,962
CoreSite Realty Corp 152,675 20,526
Cousins Properties Inc 992,708 31,310
CubeSmart 1,222,729 42,600
CyrusOne Inc 316,792 23,110
Daiwa Office Investment Corp 5,434 35,229
Dexus 4,366,126 29,900
Equinix Inc 48,763 36,083
Equity LifeStyle Properties Inc 461,495 28,077
Equity Residential 267,881 16,512
Essex Property Trust Inc 345,030 82,673
Extra Space Storage Inc 401,534 45,691
Federal Realty Investment Trust 81,837 7,166
First Industrial Realty Trust Inc 617,307 25,087
Gecina SA 226,349 32,158
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Goodman Group 3,865,699 $ 52,021
Great Portland Estates PLC 1,608,338 14,326
Healthcare Realty Trust Inc 728,585 21,865
Healthcare Trust of America Inc 1,987,895 56,158
Industrial & Infrastructure Fund Investment Corp 20,889 37,601
Inmobiliaria Colonial Socimi SA 3,395,145 32,640
InterRent Real Estate Investment Trust 1,226,495 13,514
Invitation Homes Inc 3,299,402 97,266
Japan Hotel REIT Investment Corp 16,228 8,174
Japan Retail Fund Investment Corp 15,318 29,067
Kilroy Realty Corp 369,788 20,941
Klepierre SA 599,993 14,380
Link REIT 5,504,100 47,749
Mapletree Industrial Trust 6,293,900 13,552
Merlin Properties Socimi SA 2,416,047 23,140
MGM Growth Properties LLC 361,761 11,269
Mori Hills REIT Investment Corp 10,840 15,111
Nomura Real Estate Master Fund Inc 28,077 42,749
Park Hotels & Resorts Inc 749,646 12,504
Prologis Inc 1,634,243 168,654
Prologis Property Mexico SA de CV 4,147,077 8,295
Regency Centers Corp 680,179 32,091
Rexford Industrial Realty Inc 1,290,137 63,139
Sabra Health Care REIT Inc 867,077 14,558
Saul Centers Inc 252,613 7,561
Scentre Group 5,419,458 11,227
Segro PLC 7,754,872 100,925
Sekisui House Reit Inc 28,862 20,888
Simon Property Group Inc 282,355 26,239
STORE Capital Corp 1,592,161 49,389
Summit Hotel Properties Inc 277,457 2,247
Summit Industrial Income REIT 2,387,072 24,715
Sun Communities Inc 437,670 62,644
Terreno Realty Corp 289,234 16,365
UNITE Group PLC/The
(d)
2,405,805 31,553
United Urban Investment Corp 36,090 49,101
VICI Properties Inc 1,361,746 34,425
Welltower Inc 1,685,074 102,116
Weyerhaeuser Co 298,962 9,325
$ 2,409,855
Storage & Warehousing - 0 .82%
Safestore Holdings PLC 2,341,113 25,921
Telecommunications - 0 .71%
NEXTDC Ltd
(d)
2,548,890 22,444
TOTAL COMMON STOCKS $ 3,094,445
Total Investments $ 3,133,304
Other Assets and Liabilities -  0.73% 23,197
TOTAL NET ASSETS - 100.00% $ 3,156,501
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,925 or 0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $72,062 or 2.28% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,301 or 0.42% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 51 .99%
Japan 10 .82%
United Kingdom 6 .13%
Hong Kong 5 .78%
Germany 5 .53%
Australia 4 .77%
Canada 3 .66%
Sweden 2 .13%
Singapore 2 .09%
Spain 2 .00%
China 1 .71%
France 1 .48%
Norway 0 .92%
Mexico 0 .26%
Other Assets and Liabilities
0 .73%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 23,379 $ 225,085 $ 213,680 $ 34,784
$ 23,379 $ 225,085 $ 213,680 $ 34,784
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 16.07% Shares Held Value (000's)
Money Market Funds - 16.07%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
240,000,034 $ 240,000
TOTAL INVESTMENT COMPANIES $ 240,000
BONDS - 23.12%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3.99%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 9,395 $ 9,408
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 7,865 7,866
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 9,465 9,469
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
5,660 5,662
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
5,485 5,486
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 9,395 9,405
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
12,255 12,278
$ 59,574
Commercial Mortgage Backed Securities - 4 .92%
COMM 2013-CCRE9 Mortgage Trust
4.24%, 07/10/2045
(d),(e)
2,400 1,979
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,700 7,866
3.30%, 04/25/2023
(e)
13,000 13,815
3.46%, 08/25/2023
(e)
12,400 13,297
3.53%, 10/25/2023
(e)
5,800 6,260
Ginnie Mae
0.40%, 10/16/2053
(e),(f)
8,480 199
0.42%, 06/16/2052
(e),(f)
18,690 132
0.42%, 10/16/2054
(e),(f)
28,394 386
0.47%, 12/16/2053
(e),(f)
23,128 422
0.49%, 06/16/2054
(e),(f)
39,063 489
0.54%, 04/16/2047
(e),(f)
54,948 1,150
0.54%, 08/16/2051
(e),(f)
47,598 1,088
0.54%, 10/16/2054
(e),(f)
40,069 829
0.58%, 03/16/2060
(e),(f)
19,398 991
0.59%, 07/16/2060
(e),(f)
14,739 900
0.62%, 01/16/2056
(e),(f)
11,308 329
0.63%, 11/16/2052
(e),(f)
34,852 761
0.68%, 09/16/2053
(e),(f)
30,714 706
0.70%, 06/16/2057
(e),(f)
8,178 313
0.71%, 02/16/2053
(e),(f)
27,363 724
2.60%, 05/16/2059 3,171 3,331
2.60%, 03/16/2060 5,553 5,834
GS Mortgage Securities Trust 2013-GC13
4.08%, 07/10/2046
(d),(e)
5,000 4,222
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 5,250 4,891
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(e)
2,500 2,561
$ 73,475
Credit Card Asset Backed Securities - 2.74%
American Express Credit Account Master Trust
2.99%, 12/15/2023 10,858 10,947
Barclays Dryrock Issuance Trust
0.46%, 07/15/2024 12,745 12,768
1.00 x 1 Month USD LIBOR + 0.33%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Chase Issuance Trust
0.33%, 04/17/2023 $ 17,208 $ 17,215
1.00 x 1 Month USD LIBOR + 0.20%
$ 40,930
Mortgage Backed Securities - 10.80%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(e)
6,377 6,799
CSMC Trust 2015-1
3.92%, 01/25/2045
(d),(e)
5,654 5,895
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
2,986 358
7.00%, 04/25/2024
(f)
12 1
Fannie Mae REMICS
0.73%, 04/25/2027 5 5
1.00 x 1 Month USD LIBOR + 0.60%
2.28%, 06/25/2045
(f)
11,489 660
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(f)
7,413 390
3.00%, 07/25/2032
(f)
7,564 646
3.00%, 10/25/2040
(f)
11,917 488
3.00%, 04/25/2042 3,242 3,304
3.00%, 08/25/2042 2,344 2,381
3.00%, 02/25/2043 3,288 3,410
3.00%, 03/25/2046 3,386 3,502
3.00%, 05/25/2048 1,456 1,543
3.50%, 02/25/2036
(f)
5,374 585
3.50%, 01/25/2040
(f)
5,478 219
3.50%, 11/25/2042 9,708 10,384
3.50%, 02/25/2043 551 577
3.50%, 02/25/2043
(f)
9,437 635
3.50%, 07/25/2043
(f)
7,986 624
3.50%, 08/25/2045 2,931 3,136
4.00%, 06/25/2039 5,154 5,280
4.00%, 12/25/2039
(f)
2,442 81
4.50%, 04/25/2045
(f)
14,920 2,530
7.00%, 04/25/2032 562 663
Freddie Mac REMICS
2.50%, 11/15/2032 3,190 3,383
2.50%, 02/15/2043 1,792 1,894
3.00%, 11/15/2030
(f)
1,626 33
3.00%, 06/15/2040 1,974 2,004
3.00%, 10/15/2041 1,072 1,090
3.00%, 10/15/2042 1,005 1,065
3.00%, 04/15/2046 1,747 1,887
3.00%, 11/15/2046 2,494 2,619
3.50%, 03/15/2029 3,437 3,501
3.50%, 04/15/2040
(f)
2,226 77
3.50%, 05/15/2043 2,180 2,238
3.50%, 09/15/2043 6,204 6,268
4.00%, 05/15/2039 3,048 3,121
4.00%, 11/15/2042
(f)
4,862 523
4.00%, 11/15/2045 553 606
6.50%, 08/15/2027 56 60
Ginnie Mae
2.00%, 12/20/2050
(f)
31,000 3,612
2.50%, 10/20/2050
(f)
20,411 2,138
2.50%, 12/20/2050
(f)
14,157 1,692
3.00%, 07/20/2050
(f)
12,925 1,507
3.00%, 08/20/2050
(f)
27,460 3,282
3.00%, 09/20/2050
(f)
23,405 2,762
3.00%, 10/20/2050
(f)
16,239 1,765
3.00%, 11/20/2050
(f)
30,611 3,702
3.00%, 12/20/2050
(f)
11,711 1,359
3.00%, 05/16/2037 5,061 5,093
3.00%, 09/20/2050
(f)
28,062 3,694
3.50%, 08/20/2039
(f)
9,486 332

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
3.50%, 01/20/2043
(f)
$ 10,946 $ 1,982
3.50%, 10/20/2044
(f)
14,185 1,427
3.50%, 11/20/2045 4,500 4,718
3.50%, 10/20/2049
(f)
22,021 2,673
4.00%, 11/16/2038 154 158
4.00%, 04/20/2044
(f)
3,938 325
4.00%, 01/20/2046
(f)
6,134 478
5.00%, 11/20/2039 2,005 2,295
5.92%, 08/20/2042
(f)
4,925 1,104
(1.00) x 1 Month USD LIBOR + 6.05%
5.97%, 06/20/2046
(f)
3,797 773
(1.00) x 1 Month USD LIBOR + 6.10%
6.07%, 08/20/2042
(f)
6,432 1,029
(1.00) x 1 Month USD LIBOR + 6.20%
6.07%, 11/20/2045
(f)
3,562 794
(1.00) x 1 Month USD LIBOR + 6.20%
6.07%, 09/20/2047
(f)
4,616 897
(1.00) x 1 Month USD LIBOR + 6.20%
6.12%, 06/20/2044
(f)
8,989 1,136
(1.00) x 1 Month USD LIBOR + 6.25%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
2,059 2,094
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
1,190 1,222
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(e)
2,995 3,063
New Residential Mortgage Loan Trust 2015-2
5.52%, 08/25/2055
(d),(e)
5,040 5,481
NRP Mortgage Trust 2013-1
3.30%, 07/25/2043
(d),(e)
5,071 5,147
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(e)
4,457 4,605
Sequoia Mortgage Trust 2017-3
3.79%, 04/25/2047
(d),(e)
2,266 2,369
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(e)
609 621
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
1,462 1,490
$ 161,284
Other Asset Backed Securities - 0.67%
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
5,000 5,504
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 4,457 4,512
$ 10,016
TOTAL BONDS $ 345,279
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 90.10%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.17%
2.48%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 744 783
2.50%, 02/01/2028 2,346 2,497
3.00%, 02/01/2027 1,964 2,101
3.00%, 02/01/2032 5,130 5,568
3.00%, 01/01/2033 3,569 3,882
3.00%, 04/01/2035 1,493 1,607
3.00%, 03/01/2037 3,437 3,637
3.00%, 10/01/2042 4,961 5,377
3.00%, 05/01/2043 1,738 1,894
3.00%, 07/01/2045 4,984 5,419
3.00%, 10/01/2046 6,766 7,419
3.50%, 11/01/2026 1,031 1,098
3.50%, 02/01/2032 2,446 2,621
3.50%, 04/01/2032 2,259 2,421
3.50%, 12/01/2041 1,879 2,089
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 04/01/2042 $ 4,384 $ 4,777
3.50%, 07/01/2042 6,020 6,585
3.50%, 08/01/2043 4,067 4,487
3.50%, 02/01/2044 4,349 4,775
3.50%, 11/01/2046 3,806 4,197
4.00%, 12/01/2041 3,095 3,512
4.00%, 07/01/2042 2,388 2,710
4.00%, 09/15/2042 1,355 1,523
4.00%, 10/01/2045 5,793 6,524
4.50%, 04/01/2041 3,276 3,764
4.50%, 11/01/2043 2,881 3,310
5.00%, 10/01/2025 26 28
5.00%, 12/01/2032 16 18
5.00%, 02/01/2033 267 307
5.00%, 01/01/2034 2,628 3,035
5.00%, 05/01/2034 59 67
5.00%, 07/01/2035 1 2
5.00%, 07/01/2035 25 29
5.00%, 10/01/2035 4 5
5.00%, 11/01/2035 222 259
5.00%, 07/01/2044 2,093 2,431
5.00%, 03/01/2048 3,635 4,227
5.50%, 05/01/2033 5 6
5.50%, 10/01/2033 10 11
5.50%, 12/01/2033 201 235
5.50%, 07/01/2037 12 14
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 19 22
6.00%, 06/01/2028 4 5
6.00%, 05/01/2031 55 65
6.00%, 10/01/2031 2 2
6.00%, 02/01/2032 13 15
6.00%, 11/01/2033 258 297
6.00%, 09/01/2034 43 51
6.00%, 02/01/2035 29 34
6.00%, 10/01/2036 28 34
6.00%, 03/01/2037 57 65
6.00%, 05/01/2037 84 101
6.00%, 01/01/2038 9 11
6.00%, 03/01/2038 28 31
6.00%, 04/01/2038 38 43
6.00%, 07/01/2038 104 120
6.00%, 10/01/2038 65 77
6.50%, 12/01/2021 14 14
6.50%, 04/01/2022 22 23
6.50%, 05/01/2022 14 14
6.50%, 08/01/2022 8 8
6.50%, 05/01/2023 19 19
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 21 24
6.50%, 04/01/2031 105 118
6.50%, 10/01/2031 36 41
6.50%, 02/01/2032 5 6
6.50%, 04/01/2032 4 5
6.50%, 04/01/2035 4 4
6.50%, 02/01/2037 14 16
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 147 160
7.00%, 06/01/2029 48 56
7.00%, 04/01/2031 30 34
7.00%, 10/01/2031 61 70
7.00%, 04/01/2032 90 106
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 9 9
7.50%, 02/01/2031 1 1

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.50%, 07/01/2029 $ 63 $ 67
$ 107,031
Federal National Mortgage Association (FNMA) - 0.46%
2.08%, 12/01/2033 33 34
1.00 x 12 Month USD LIBOR + 1.65%
3.00%, 04/01/2043 5,059 5,472
5.50%, 05/01/2033 67 70
6.00%, 01/01/2032 90 98
6.00%, 04/01/2033 149 163
6.00%, 09/01/2034 311 350
6.50%, 06/01/2031 51 60
6.50%, 11/01/2032 255 281
6.50%, 11/01/2032 83 92
7.00%, 08/01/2028 33 37
7.00%, 12/01/2028 35 39
7.00%, 07/01/2029 39 44
7.00%, 07/01/2032 48 52
7.50%, 12/01/2024 40 41
7.50%, 02/01/2030 44 47
$ 6,880
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 48.76%
2.00%, 08/01/2028 1,527 1,602
2.00%, 07/01/2030 4,053 4,252
2.00%, 11/01/2035 9,056 9,464
2.00%, 11/01/2035 12,682 13,253
2.00%, 02/01/2036
(g)
48,000 50,128
2.00%, 10/01/2050 6,927 7,180
2.00%, 02/01/2051
(g)
52,500 54,161
2.50%, 06/01/2027 2,645 2,803
2.50%, 05/01/2028 1,270 1,352
2.50%, 08/01/2028 1,726 1,837
2.50%, 03/01/2030 4,088 4,389
2.50%, 07/01/2030 5,562 5,928
2.50%, 12/01/2031 5,636 6,046
2.50%, 08/01/2035 11,977 12,712
2.50%, 10/01/2035 11,189 11,815
2.50%, 04/01/2050 12,095 12,741
2.50%, 06/01/2050 12,109 12,793
2.50%, 02/01/2051
(g)
149,155 157,090
3.00%, 04/01/2027 1,810 1,932
3.00%, 05/01/2029 3,429 3,699
3.00%, 01/01/2030 289 312
3.00%, 08/01/2031 6,017 6,534
3.00%, 06/01/2033 7,771 8,387
3.00%, 12/01/2034 3,743 3,950
3.00%, 10/01/2036 4,549 4,981
3.00%, 12/01/2042 4,118 4,488
3.00%, 01/01/2043 3,915 4,266
3.00%, 07/01/2045 1,867 2,035
3.00%, 01/01/2046 4,014 4,383
3.00%, 07/01/2046 5,156 5,586
3.00%, 10/01/2046 5,382 5,843
3.00%, 12/01/2046 6,206 6,712
3.00%, 01/01/2047 8,018 8,783
3.00%, 08/01/2049 3,162 3,325
3.00%, 10/01/2049 8,616 9,079
3.00%, 12/01/2049 7,579 7,990
3.00%, 01/01/2050 10,902 11,483
3.00%, 02/01/2050 11,000 11,586
3.00%, 07/01/2050 13,135 13,825
3.00%, 08/01/2050 10,180 10,715
3.00%, 09/01/2050 12,990 13,862
3.50%, 08/01/2031 2,954 3,246
3.50%, 02/01/2033 6,250 6,893
3.50%, 09/01/2033 6,152 6,769
3.50%, 06/01/2039 2,763 3,013
3.50%, 06/01/2042 2,078 2,272
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 11/01/2042 $ 3,424 $ 3,778
3.50%, 02/01/2043 1,512 1,690
3.50%, 05/01/2043 2,066 2,309
3.50%, 03/01/2045 3,776 4,197
3.50%, 03/01/2045 2,134 2,346
3.50%, 09/01/2045 3,540 3,905
3.50%, 11/01/2048 10,474 11,693
4.00%, 01/01/2034 811 888
4.00%, 10/01/2037 3,734 4,050
4.00%, 09/01/2040 1,662 1,840
4.00%, 02/01/2042 1,490 1,678
4.00%, 03/01/2043 2,544 2,814
4.00%, 08/01/2044 2,720 3,084
4.00%, 11/01/2044 2,157 2,447
4.00%, 07/01/2045 3,954 4,351
4.00%, 08/01/2045 4,323 4,903
4.00%, 08/01/2046 7,156 7,923
4.00%, 07/01/2047 5,988 6,789
4.00%, 10/01/2047 4,803 5,404
4.00%, 02/01/2048 5,408 6,081
4.50%, 09/01/2025 595 632
4.50%, 08/01/2039 1,882 2,162
4.50%, 03/01/2041 2,417 2,720
4.50%, 03/01/2042 5,295 6,083
4.50%, 09/01/2043 2,773 3,186
4.50%, 09/01/2043 4,330 4,974
4.50%, 11/01/2043 4,248 4,878
4.50%, 10/01/2044 2,344 2,605
4.50%, 12/01/2044 5,737 6,590
4.50%, 05/01/2045 2,592 2,978
4.50%, 09/01/2045 3,565 4,043
4.50%, 10/01/2045 4,835 5,551
4.50%, 11/01/2045 5,992 6,795
4.50%, 08/01/2048 4,370 4,944
4.50%, 11/01/2048 5,183 5,839
4.50%, 12/01/2048 5,709 6,381
5.00%, 01/01/2026 28 31
5.00%, 04/01/2035 102 119
5.00%, 05/01/2035 45 53
5.00%, 07/01/2035 17 20
5.00%, 02/01/2038 1,418 1,646
5.00%, 03/01/2038 854 993
5.00%, 02/01/2040 4,383 5,140
5.00%, 05/01/2040 1,856 2,159
5.00%, 07/01/2040 1,075 1,244
5.00%, 07/01/2041 5,116 5,953
5.00%, 02/01/2044 2,259 2,626
5.00%, 06/01/2044 2,222 2,580
5.00%, 05/01/2048 3,858 4,486
5.50%, 06/01/2026 32 36
5.50%, 07/01/2033 425 494
5.50%, 02/01/2037 3 3
5.50%, 12/01/2037 675 793
5.50%, 03/01/2038 120 141
6.00%, 12/01/2022 2 3
6.00%, 03/01/2029 24 28
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 2 2
6.00%, 11/01/2032 6 6
6.00%, 11/01/2037 11 12
6.00%, 02/01/2038 39 47
6.00%, 03/01/2038 43 52
6.00%, 04/01/2039 354 409
6.50%, 09/01/2024 55 62
6.50%, 08/01/2028 14 16
6.50%, 02/01/2029 2 2
6.50%, 03/01/2029 20 23

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 04/01/2029 $ 19 $ 22
6.50%, 06/01/2031 56 63
6.50%, 12/01/2031 2 2
6.50%, 01/01/2032 27 30
6.50%, 04/01/2032 18 20
6.50%, 04/01/2032 15 17
6.50%, 08/01/2032 55 62
6.50%, 02/01/2033 59 69
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 22 26
6.50%, 08/01/2036 38 44
6.50%, 10/01/2036 24 29
6.50%, 11/01/2036 18 21
6.50%, 07/01/2037 18 22
6.50%, 07/01/2037 9 10
6.50%, 08/01/2037 291 349
6.50%, 08/01/2037 26 31
6.50%, 02/01/2038 21 25
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 1 1
7.00%, 11/01/2031 106 121
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 6 7
8.50%, 09/01/2025 1 1
9.00%, 09/01/2030 1 1
$ 728,186
Government National Mortgage Association (GNMA) - 23.95%
2.00%, 02/01/2051 47,250 49,025
2.50%, 02/01/2051 80,750 84,920
3.00%, 11/15/2042 2,686 2,891
3.00%, 12/15/2042 2,971 3,147
3.00%, 02/15/2043 3,723 4,100
3.00%, 07/20/2045 10,552 11,273
3.00%, 07/20/2046 3,778 4,035
3.00%, 08/20/2046 8,207 8,765
3.00%, 09/20/2046 10,015 10,695
3.00%, 09/20/2046 5,152 5,687
3.00%, 11/20/2046 3,359 3,634
3.00%, 12/20/2046 4,989 5,328
3.00%, 02/20/2047 6,076 6,482
3.00%, 08/20/2047 3,973 4,222
3.00%, 11/15/2047 5,972 6,484
3.00%, 02/01/2051 45,000 47,168
3.50%, 08/20/2042 3,038 3,398
3.50%, 05/15/2043 5,153 5,761
3.50%, 06/20/2043 3,744 4,206
3.50%, 08/15/2043 4,653 5,174
3.50%, 04/20/2045 2,816 3,127
3.50%, 02/20/2047 1,819 2,044
3.50%, 04/20/2047 7,317 7,827
3.50%, 05/20/2047 10,620 11,898
3.50%, 10/20/2047 3,758 4,099
3.50%, 11/20/2047 3,679 4,105
3.50%, 02/20/2048 8,376 8,975
4.00%, 08/15/2041 2,685 3,032
4.00%, 09/15/2041 4,291 4,866
4.00%, 03/15/2044 3,058 3,472
4.00%, 10/20/2044 2,767 3,061
4.00%, 01/20/2048 17,285 19,065
5.00%, 02/15/2034 77 89
5.00%, 10/15/2039 1,751 2,023
5.50%, 07/20/2033 644 735
5.50%, 03/20/2034 696 813
5.50%, 05/20/2035 70 81
6.00%, 10/15/2023 31 35
6.00%, 11/15/2023 3 4
6.00%, 11/15/2023 5 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 12/15/2023 $ 1 $ 1
6.00%, 04/20/2026 20 22
6.00%, 10/20/2028 3 3
6.00%, 02/20/2029 35 40
6.00%, 09/15/2032 33 36
6.00%, 02/15/2033 13 15
6.00%, 07/20/2033 536 633
6.00%, 08/15/2038 63 71
6.50%, 09/15/2023 6 7
6.50%, 09/15/2023 3 3
6.50%, 09/15/2023 1 1
6.50%, 10/15/2023 5 5
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 1 1
6.50%, 12/15/2023 6 7
6.50%, 12/15/2023 5 6
6.50%, 01/15/2024 3 3
6.50%, 01/15/2024 1 1
6.50%, 01/15/2024 6 7
6.50%, 01/15/2024 11 12
6.50%, 04/15/2024 4 4
6.50%, 04/20/2024 2 2
6.50%, 07/15/2024 9 10
6.50%, 01/15/2026 2 2
6.50%, 03/15/2026 2 3
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 4 5
6.50%, 03/20/2031 36 42
6.50%, 04/20/2031 28 33
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 9 10
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 384 443
7.00%, 11/15/2022 1 1
7.00%, 12/15/2022 2 2
7.00%, 01/15/2023 1 1
7.00%, 01/15/2023 2 2
7.00%, 02/15/2023 7 7
7.00%, 07/15/2023 2 2
7.00%, 08/15/2023 2 2
7.00%, 12/15/2023 2 2
7.00%, 12/15/2023 3 3
7.00%, 01/15/2026 4 4
7.00%, 01/15/2027 8 9
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 6 6
7.00%, 10/15/2027 1 1
7.00%, 12/15/2027 1 1
7.00%, 12/15/2027 1 1
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 60 63
7.00%, 12/15/2028 42 46
7.00%, 01/15/2029 30 34
7.00%, 03/15/2029 18 18
7.00%, 04/15/2029 122 136
7.00%, 05/15/2031 4 5
7.00%, 07/15/2031 1 1
7.00%, 09/15/2031 1 1
7.50%, 08/15/2022 1 1
7.50%, 08/15/2022 4 4
7.50%, 08/15/2022 1 —
7.50%, 02/15/2023 1 1
7.50%, 05/15/2023 1 1
7.50%, 05/15/2023 3 3
7.50%, 06/15/2023 1 —
7.50%, 03/15/2024 5 6
7.50%, 08/15/2024 1 1
7.50%, 05/15/2027 3 3

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.50%, 06/15/2027 $ 6 $ 6
7.50%, 08/15/2029 20 21
7.50%, 10/15/2029 13 14
7.50%, 11/15/2029 37 37
8.00%, 02/15/2022 1 1
8.00%, 12/15/2030 4 5
$ 357,640
U.S. Treasury - 0.34%
2.13%, 12/31/2022 4,920 5,107
U.S. Treasury Bill - 9.42%
0.08%, 02/16/2021
(h)
70,750 70,749
0.08%, 04/08/2021
(h)
35,000 34,996
0.09%, 03/02/2021
(h)
35,000 34,998
$ 140,743
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,345,587
Total Investments $ 1,930,866
Other Assets and Liabilities -  (29.29)% (437,429)
TOTAL NET ASSETS - 100.00% $ 1,493,437
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $69,312 or 4.64% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 96.06%
Money Market Funds 16.07%
Government 9.76%
Asset Backed Securities 7.40%
Other Assets and Liabilities
(29.29)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 250,685 $ 314,283 $ 324,968 $ 240,000
$ 250,685 $ 314,283 $ 324,968 $ 240,000
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2021 Short 849 $ 116,339 $ 705
US Long Bond; March 2021 Short 164 27,670 324
US Ultra Bond; March 2021 Short 11 2,252 143
Total $ 1,172
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.01% Shares Held Value (000's)
Money Market Funds - 4.01%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,381,663 $ 4,382
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
128,373,979 128,374
$ 132,756
TOTAL INVESTMENT COMPANIES $ 132,756
COMMON STOCKS - 0.37% Shares Held Value (000's)
Automobile Manufacturers - 0.00%
Motors Liquidation Co GUC Trust
(d)
270 $ —
Commercial Services - 0.10%
ATD New Holdings Inc
(d),(e),(f)
101,514 3,434
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e),(f)
164,087 —
Miscellaneous Manufacturers - 0.11%
Utex Industries
(d)
111,195 3,484
Utex Industries - Warrants
(d),(g)
51,625 —
$ 3,484
Software - 0.16%
Skillsoft - Class A
(d),(e),(f)
30,298 5,151
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e),(f)
15,207 —
TOTAL COMMON STOCKS $ 12,069
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e),(f)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.70%
Principal
Amount (000's) Value (000's)
Advertising - 0.48%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(h)
$ 1,080 $ 1,124
Clear Channel International BV
6.63%, 08/01/2025
(h)
326 343
Lamar Media Corp
3.75%, 02/15/2028 1,000 1,016
4.00%, 02/15/2030 750 769
5.75%, 02/01/2026 521 536
MDC Partners Inc
6.50%, 05/01/2024
(h),(i)
1,260 1,285
National CineMedia LLC
5.88%, 04/15/2028
(h)
900 812
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(h)
1,250 1,241
4.63%, 03/15/2030
(h)
575 574
5.00%, 08/15/2027
(h)
6,585 6,788
5.63%, 02/15/2024 124 125
Terrier Media Buyer Inc
8.88%, 12/15/2027
(h)
1,045 1,130
$ 15,743
Aerospace & Defense - 2.08%
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(h)
500 501
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,254
5.87%, 02/23/2022 565 590
5.90%, 02/01/2027 670 780
5.95%, 02/01/2037 670 820
6.75%, 01/15/2028 420 512
6.88%, 05/01/2025 1,090 1,273
Kratos Defense & Security Solutions Inc
6.50%, 11/30/2025
(h)
800 837
Leonardo US Holdings Inc
6.25%, 01/15/2040
(h)
140 164
Rolls-Royce PLC
3.63%, 10/14/2025
(h)
1,500 1,489
5.75%, 10/15/2027
(h)
1,200 1,284
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(h)
$ 655 $ 668
5.38%, 05/01/2026
(h)
630 646
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,444
4.60%, 06/15/2028 560 537
5.50%, 01/15/2025
(h)
190 199
7.50%, 04/15/2025
(h)
920 987
SSL Robotics LLC
9.75%, 12/31/2023
(h)
875 988
TransDigm Inc
4.63%, 01/15/2029
(h)
4,100 4,069
5.50%, 11/15/2027 11,290 11,648
6.25%, 03/15/2026
(h)
11,450 12,075
6.38%, 06/15/2026 10,318 10,654
6.50%, 07/15/2024 1,120 1,140
6.50%, 05/15/2025 1,204 1,234
7.50%, 03/15/2027 8,005 8,565
8.00%, 12/15/2025
(h)
989 1,082
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,880 1,980
Triumph Group Inc
5.25%, 06/01/2022 755 717
6.25%, 09/15/2024
(h)
250 246
7.75%, 08/15/2025
(j)
631 592
$ 68,975
Agriculture - 0.10%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(h)
250 257
JBS Investments II GmbH
5.75%, 01/15/2028
(h)
730 774
7.00%, 01/15/2026
(h)
940 1,005
Vector Group Ltd
6.13%, 02/01/2025
(h)
906 920
10.50%, 11/01/2026
(h)
415 444
$ 3,400
Airlines - 0.92%
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 540 495
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 564 553
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 782 762
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 956 912
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 632 618
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 631 606
American Airlines Group Inc
3.75%, 03/01/2025
(h)
405 310
5.00%, 06/01/2022
(h)
605 572
American Airlines Inc
11.75%, 07/15/2025
(h)
2,020 2,343
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,380
3.63%, 03/15/2022 1,400 1,426
3.75%, 10/28/2029 830 814
3.80%, 04/19/2023 685 701
4.38%, 04/19/2028 730 745

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Delta Air Lines Inc   (continued)
7.38%, 01/15/2026 $ 1,140 $ 1,309
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(h)
10,354 11,455
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(h),(k)
2,575 2,670
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(h)
140 159
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 225 230
United Airlines Holdings Inc
4.25%, 10/01/2022 1,588 1,588
5.00%, 02/01/2024
(j)
706 697
$ 30,345
Apparel - 0.13%
Hanesbrands Inc
4.63%, 05/15/2024
(h)
1,045 1,103
4.88%, 05/15/2026
(h)
715 774
5.38%, 05/15/2025
(h)
495 527
Michael Kors USA Inc
4.50%, 11/01/2024
(h)
178 188
Under Armour Inc
3.25%, 06/15/2026 420 421
William Carter Co/The
5.50%, 05/15/2025
(h)
500 532
5.63%, 03/15/2027
(h)
500 528
Wolverine World Wide Inc
5.00%, 09/01/2026
(h)
80 82
6.38%, 05/15/2025
(h)
100 106
$ 4,261
Automobile Manufacturers - 3.07%
Allison Transmission Inc
3.75%, 01/30/2031
(h)
1,200 1,198
4.75%, 10/01/2027
(h)
25 26
5.88%, 06/01/2029
(h)
465 513
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(h)
1,860 2,013
BCD Acquisition Inc
9.63%, 09/15/2023
(h)
800 820
Ford Holdings LLC
9.30%, 03/01/2030 155 205
Ford Motor Co
4.35%, 12/08/2026 740 791
4.75%, 01/15/2043 1,103 1,113
5.29%, 12/08/2046 1,145 1,206
6.38%, 02/01/2029 609 678
6.63%, 10/01/2028 585 679
7.45%, 07/16/2031 3,300 4,216
7.50%, 08/01/2026 220 259
8.50%, 04/21/2023 2,997 3,356
9.00%, 04/22/2025 3,558 4,327
9.63%, 04/22/2030 11,640 16,496
Ford Motor Credit Co LLC
3.09%, 01/09/2023 730 738
3.10%, 05/04/2023 700 707
3.34%, 03/28/2022 415 419
3.35%, 11/01/2022 1,050 1,067
3.37%, 11/17/2023 125 128
3.38%, 11/13/2025 3,550 3,624
3.55%, 10/07/2022 290 294
3.66%, 09/08/2024 845 867
3.81%, 01/09/2024 1,000 1,034
3.82%, 11/02/2027 775 797
4.00%, 11/13/2030 2,700 2,763
4.06%, 11/01/2024 4,239 4,431
4.13%, 08/04/2025 3,100 3,255
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
4.13%, 08/17/2027 $ 9,040 $ 9,514
4.14%, 02/15/2023 765 788
4.25%, 09/20/2022 200 207
4.27%, 01/09/2027 1,960 2,065
4.38%, 08/06/2023 500 521
4.39%, 01/08/2026 1,610 1,713
4.54%, 08/01/2026 8,580 9,180
4.69%, 06/09/2025 2,647 2,819
5.11%, 05/03/2029 3,135 3,450
5.13%, 06/16/2025 4,615 5,013
5.58%, 03/18/2024 3,000 3,243
General Motors Co - Escrow
0.00%, 12/01/2020
(d),(e),(f),(g)
25 —
0.00%, 12/01/2020
(d),(e),(f),(g)
50 —
0.00%, 07/15/2023
(d),(e),(f),(g)
1,000 —
0.00%, 09/01/2025
(d),(e),(f),(g)
700 —
0.00%, 05/01/2028
(d),(e),(f),(g)
150 —
0.00%, 03/06/2032
(d),(e),(f),(g)
75 —
0.00%, 07/15/2033
(d),(e),(f),(g)
100 —
0.00%, 07/15/2033
(d),(e),(f),(g)
5,050 —
0.00%, 03/15/2036
(d),(e),(f),(g)
725 —
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(h)
405 393
5.63%, 02/01/2023
(h)
640 637
5.88%, 01/15/2028
(h)
575 588
7.75%, 10/15/2025
(h)
570 618
JB Poindexter & Co Inc
7.13%, 04/15/2026
(h)
115 122
Navistar International Corp
9.50%, 05/01/2025
(h)
530 590
PM General Purchaser LLC
9.50%, 10/01/2028
(h)
335 368
Tesla Inc
5.30%, 08/15/2025
(h)
1,090 1,135
Wabash National Corp
5.50%, 10/01/2025
(h)
792 808
$ 101,792
Automobile Parts & Equipment - 1.11%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(h)
1,250 1,265
Adient US LLC
7.00%, 05/15/2026
(h)
750 816
9.00%, 04/15/2025
(h)
650 727
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(j)
280 288
6.25%, 03/15/2026 319 326
6.50%, 04/01/2027
(j)
352 368
6.88%, 07/01/2028
(j)
305 321
Clarios Global LP
6.75%, 05/15/2025
(h)
405 431
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(h)
12,315 13,115
8.50%, 05/15/2027
(h)
1,490 1,578
Cooper-Standard Automotive Inc
5.63%, 11/15/2026
(h)
626 570
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(h)
305 315
6.50%, 06/01/2026
(h)
537 557
Dana Inc
5.38%, 11/15/2027 658 691
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(h)
1,035 1,100
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 585 597
5.00%, 05/31/2026 700 716
9.50%, 05/31/2025 630 705

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(h),(i),(l)
$ 925 $ 957
6.00%, PIK 6.75%; 05/15/2027
(h),(i),(l)
335 356
Meritor Inc
4.50%, 12/15/2028
(h)
190 193
6.25%, 06/01/2025
(h)
500 533
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(h)
7,105 7,289
Tenneco Inc
5.00%, 07/15/2026
(j)
409 377
5.38%, 12/15/2024 42 41
ZF North America Capital Inc
4.50%, 04/29/2022
(h)
975 1,004
4.75%, 04/29/2025
(h)
1,400 1,518
$ 36,754
Banks - 1.02%
CIT Group Inc
4.75%, 02/16/2024 795 871
5.00%, 08/15/2022 321 339
5.00%, 08/01/2023 905 989
5.25%, 03/07/2025 515 592
6.13%, 03/09/2028 140 174
Commerzbank AG
8.13%, 09/19/2023
(h)
985 1,140
Deutsche Bank AG
4.30%, 05/24/2028
(m)
1,625 1,667
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,342
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(m)
645 690
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(m)
290 335
United States Secured Overnight Financing
Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(h)
899 1,319
Freedom Mortgage Corp
7.63%, 05/01/2026
(h)
500 530
8.13%, 11/15/2024
(h)
580 602
8.25%, 04/15/2025
(h)
550 575
Intesa Sanpaolo SpA
5.02%, 06/26/2024
(h)
1,645 1,791
5.71%, 01/15/2026
(h)
1,200 1,358
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(h)
14,033 14,314
Synovus Financial Corp
5.90%, 02/07/2029
(m)
900 970
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(h),(m)
1,210 1,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(h),(m)
1,000 1,108
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(h),(m)
1,465 1,740
USD Swap Rate NY 5 Year + 4.91%
$ 33,746
Beverages - 0.04%
Ajecorp BV
6.50%, 05/14/2022
(h)
755 754
Primo Water Holdings Inc
5.50%, 04/01/2025
(h)
585 603
$ 1,357
Building Materials - 0.44%
American Woodmark Corp
4.88%, 03/15/2026
(h)
300 307
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Boise Cascade Co
4.88%, 07/01/2030
(h)
$ 325 $ 353
Builders FirstSource Inc
5.00%, 03/01/2030
(h)
640 684
6.75%, 06/01/2027
(h)
725 780
Cornerstone Building Brands Inc
8.00%, 04/15/2026
(h)
1,175 1,228
CP Atlas Buyer Inc
7.00%, 12/01/2028
(h)
260 266
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(h)
405 431
Griffon Corp
5.75%, 03/01/2028 800 846
James Hardie International Finance DAC
5.00%, 01/15/2028
(h)
300 319
JELD-WEN Inc
4.63%, 12/15/2025
(h)
330 337
4.88%, 12/15/2027
(h)
371 390
Masonite International Corp
5.38%, 02/01/2028
(h)
395 423
5.75%, 09/15/2026
(h)
220 230
Norbord Inc
5.75%, 07/15/2027
(h)
300 323
6.25%, 04/15/2023
(h)
502 543
Patrick Industries Inc
7.50%, 10/15/2027
(h)
435 475
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(h)
1,050 1,103
Standard Industries Inc/NJ
3.38%, 01/15/2031
(h)
705 696
4.38%, 07/15/2030
(h)
900 955
4.75%, 01/15/2028
(h)
870 917
5.00%, 02/15/2027
(h)
1,515 1,578
Summit Materials LLC / Summit Materials
Finance Corp
5.13%, 06/01/2025
(h)
378 385
5.25%, 01/15/2029
(h)
565 595
US Concrete Inc
5.13%, 03/01/2029
(h)
390 398
6.38%, 06/01/2024 84 86
$ 14,648
Chemicals - 0 .82%
Aruba Investments Inc
8.75%, 02/15/2023
(h)
414 415
Ashland LLC
4.75%, 08/15/2022 120 125
6.88%, 05/15/2043 278 371
Axalta Coating Systems LLC
3.38%, 02/15/2029
(h)
620 609
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(h)
885 928
CF Industries Inc
4.95%, 06/01/2043 515 614
5.15%, 03/15/2034 517 636
5.38%, 03/15/2044 621 786
Chemours Co/The
5.38%, 05/15/2027
(j)
375 404
5.75%, 11/15/2028
(h)
655 678
7.00%, 05/15/2025
(j)
575 594
Consolidated Energy Finance SA
6.88%, 06/15/2025
(h)
300 305
Cornerstone Chemical Co
6.75%, 08/15/2024
(h)
430 388
CVR Partners LP / CVR Nitrogen Finance Corp
9.25%, 06/15/2023
(h)
515 523

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Element Solutions Inc
3.88%, 09/01/2028
(h)
$ 1,050 $ 1,057
GCP Applied Technologies Inc
5.50%, 04/15/2026
(h)
600 612
HB Fuller Co
4.00%, 02/15/2027 750 780
4.25%, 10/15/2028 930 951
Hexion Inc
7.88%, 07/15/2027
(h)
325 347
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(h)
545 608
INEOS Group Holdings SA
5.63%, 08/01/2024
(h)
430 438
Ingevity Corp
3.88%, 11/01/2028
(h)
75 75
Innophos Holdings Inc
9.38%, 02/15/2028
(h)
440 482
Kraton Polymers LLC / Kraton Polymers Capital
Corp
4.25%, 12/15/2025
(h)
1,080 1,085
Methanex Corp
4.25%, 12/01/2024 275 288
5.13%, 10/15/2027 540 562
5.25%, 12/15/2029 1,525 1,597
5.65%, 12/01/2044 385 400
Minerals Technologies Inc
5.00%, 07/01/2028
(h)
65 68
Nouryon Holding BV
8.00%, 10/01/2026
(h)
525 557
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(h)
600 618
OCI NV
5.25%, 11/01/2024
(h)
485 503
Olin Corp
5.00%, 02/01/2030 520 545
5.13%, 09/15/2027 477 495
5.50%, 08/15/2022 190 198
5.63%, 08/01/2029 500 536
9.50%, 06/01/2025
(h)
375 467
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(h)
432 445
Rayonier AM Products Inc
5.50%, 06/01/2024
(h)
405 366
SPCM SA
4.88%, 09/15/2025
(h)
190 196
TPC Group Inc
10.50%, 08/01/2024
(h)
705 669
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(h)
1,018 1,043
Tronox Finance PLC
5.75%, 10/01/2025
(h)
880 909
Tronox Inc
6.50%, 04/15/2026
(h)
485 500
Valvoline Inc
3.63%, 06/15/2031
(h)
440 442
4.25%, 02/15/2030
(h)
525 549
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(h)
205 202
WR Grace & Co-Conn
4.88%, 06/15/2027
(h)
1,210 1,269
5.63%, 10/01/2024
(h)
60 65
$ 27,300
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal - 0.07%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(h)
$ 326 $ 286
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(h)
1,000 937
SunCoke Energy Partners LP / SunCoke Energy
Partners Finance Corp
7.50%, 06/15/2025
(h)
340 348
Warrior Met Coal Inc
8.00%, 11/01/2024
(h)
585 610
$ 2,181
Commercial Services - 2.89%
ADT Security Corp/The
3.50%, 07/15/2022 560 575
4.13%, 06/15/2023 315 330
4.88%, 07/15/2032
(h)
545 590
Ahern Rentals Inc
7.38%, 05/15/2023
(h)
450 333
Algeco Global Finance Plc
8.00%, 02/15/2023
(h)
600 612
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(h)
1,635 1,751
9.75%, 07/15/2027
(h)
1,005 1,095
AMN Healthcare Inc
4.00%, 04/15/2029
(h)
2,725 2,783
4.63%, 10/01/2027
(h)
3,600 3,740
Aptim Corp
7.75%, 06/15/2025
(h)
300 255
APX Group Inc
6.75%, 02/15/2027
(h)
485 517
7.88%, 12/01/2022 508 509
8.50%, 11/01/2024 200 210
ASGN Inc
4.63%, 05/15/2028
(h)
7,020 7,258
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(h)
620 630
10.50%, 05/15/2025
(h),(j)
400 471
Brink's Co/The
4.63%, 10/15/2027
(h)
1,100 1,147
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024
(h)
360 392
Cardtronics Inc / Cardtronics USA Inc
5.50%, 05/01/2025
(h)
91 94
Carriage Services Inc
6.63%, 06/01/2026
(h)
33 35
Cimpress PLC
7.00%, 06/15/2026
(h)
531 558
CoreCivic Inc
4.63%, 05/01/2023 3,263 3,071
5.00%, 10/15/2022 6,475 6,184
Garda World Security Corp
4.63%, 02/15/2027
(h)
460 467
8.75%, 05/15/2025
(h)
140 145
9.50%, 11/01/2027
(h)
475 521
Gartner Inc
3.75%, 10/01/2030
(h)
1,140 1,176
4.50%, 07/01/2028
(h)
130 137
Graham Holdings Co
5.75%, 06/01/2026
(h)
1,029 1,079
Herc Holdings Inc
5.50%, 07/15/2027
(h)
955 1,007
IHS Markit Ltd
4.75%, 08/01/2028 2,200 2,646

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(h)
$ 1,380 $ 1,448
5.00%, 06/15/2028
(h)
5,085 5,403
Korn Ferry
4.63%, 12/15/2027
(h)
50 53
Laureate Education Inc
8.25%, 05/01/2025
(h)
710 748
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance Inc
7.88%, 10/01/2022
(h)
335 322
MPH Acquisition Holdings LLC
5.75%, 11/01/2028
(h)
6,868 6,808
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(h)
625 642
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022
(h)
1,541 1,544
5.63%, 10/01/2028
(h)
1,425 1,525
North Queensland Export Terminal Pty Ltd
4.45%, 12/15/2022
(h)
1,085 1,077
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(h)
310 307
5.25%, 04/15/2024
(h)
1,385 1,473
5.75%, 04/15/2026
(h)
950 1,040
6.25%, 01/15/2028
(h)
1,015 1,081
Sabre GLBL Inc
7.38%, 09/01/2025
(h)
800 862
9.25%, 04/15/2025
(h)
775 919
Service Corp International/US
3.38%, 08/15/2030 1,035 1,051
5.13%, 06/01/2029 565 622
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(h)
1,077 1,122
Sotheby's
7.38%, 10/15/2027
(h)
13,440 14,583
Team Health Holdings Inc
6.38%, 02/01/2025
(h)
5,035 4,532
United Rentals North America Inc
3.88%, 11/15/2027 605 636
3.88%, 02/15/2031 900 941
4.00%, 07/15/2030 780 823
4.88%, 01/15/2028 1,564 1,668
5.25%, 01/15/2030 860 952
5.50%, 05/15/2027 765 817
5.88%, 09/15/2026 1,060 1,117
Verscend Escrow Corp
9.75%, 08/15/2026
(h)
890 960
WEX Inc
4.75%, 02/01/2023
(h)
325 325
$ 95,719
Computers - 0.64%
Banff Merger Sub Inc
9.75%, 09/01/2026
(h)
1,165 1,239
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(h)
180 185
Dell Inc
5.40%, 09/10/2040 150 169
6.50%, 04/15/2038 314 388
7.10%, 04/15/2028 555 710
Diebold Nixdorf Inc
8.50%, 04/15/2024 300 306
9.38%, 07/15/2025
(h)
565 625
EMC Corp
3.38%, 06/01/2023 1,915 1,990
Everi Payments Inc
7.50%, 12/15/2025
(h)
102 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
MTS Systems Corp
5.75%, 08/15/2027
(h)
$ 510 $ 554
NCR Corp
5.00%, 10/01/2028
(h)
600 616
5.25%, 10/01/2030
(h)
651 680
5.75%, 09/01/2027
(h)
875 919
6.13%, 09/01/2029
(h)
835 900
8.13%, 04/15/2025
(h)
690 756
Presidio Holdings Inc
4.88%, 02/01/2027
(h)
220 232
8.25%, 02/01/2028
(h)
330 365
Seagate HDD Cayman
3.13%, 07/15/2029
(h)
85 82
4.09%, 06/01/2029
(h)
1,407 1,464
4.13%, 01/15/2031
(h)
760 796
4.75%, 06/01/2023 795 852
4.75%, 01/01/2025 735 796
4.88%, 03/01/2024 955 1,031
4.88%, 06/01/2027 750 837
5.75%, 12/01/2034 720 852
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
6.75%, 06/01/2025
(h)
994 1,023
Vericast Corp
8.38%, 08/15/2022
(h)
665 672
Western Digital Corp
4.75%, 02/15/2026 1,883 2,088
$ 21,232
Consumer Products - 0.10%
ACCO Brands Corp
5.25%, 12/15/2024
(h)
286 294
Central Garden & Pet Co
4.13%, 10/15/2030 455 476
5.13%, 02/01/2028 642 677
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(h)
500 510
Prestige Brands Inc
5.13%, 01/15/2028
(h)
395 420
6.38%, 03/01/2024
(h)
228 233
Spectrum Brands Inc
5.75%, 07/15/2025 785 809
$ 3,419
Cosmetics & Personal Care - 0.13%
Avon Products Inc
7.00%, 03/15/2023 724 775
8.95%, 03/15/2043 240 310
Coty Inc
6.50%, 04/15/2026
(h)
448 423
Edgewell Personal Care Co
4.70%, 05/24/2022 405 422
5.50%, 06/01/2028
(h)
1,190 1,273
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f),(g)
4,938 78
Walnut Bidco PLC
9.13%, 08/01/2024
(h)
800 844
$ 4,125
Distribution & Wholesale - 1.03%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(h)
565 583
5.88%, 05/15/2026
(h)
450 466
Avient Corp
5.25%, 03/15/2023 355 378
5.75%, 05/15/2025
(h)
525 557
Core & Main Holdings LP
8.63%, PIK 9.38%; 09/15/2024
(h),(i),(l)
300 305

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Core & Main LP
6.13%, 08/15/2025
(h)
$ 580 $ 593
G-III Apparel Group Ltd
7.88%, 08/15/2025
(h)
190 208
IAA Inc
5.50%, 06/15/2027
(h)
8,328 8,745
KAR Auction Services Inc
5.13%, 06/01/2025
(h)
932 957
Performance Food Group Inc
5.50%, 06/01/2024
(h)
4,260 4,286
5.50%, 10/15/2027
(h)
11,197 11,824
6.88%, 05/01/2025
(h)
2,426 2,609
Resideo Funding Inc
6.13%, 11/01/2026
(h)
703 743
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(h)
405 425
Wolverine Escrow LLC
8.50%, 11/15/2024
(h)
512 490
9.00%, 11/15/2026
(h)
708 674
13.13%, 11/15/2027
(h)
420 349
$ 34,192
Diversified Financial Services - 4.74%
AerCap Holdings NV
5.88%, 10/10/2079
(m)
665 675
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AG Issuer LLC
6.25%, 03/01/2028
(h)
299 312
Alliance Data Systems Corp
4.75%, 12/15/2024
(h)
10,335 10,490
7.00%, 01/15/2026
(h)
6,075 6,439
Ally Financial Inc
5.75%, 11/20/2025 830 966
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
900 925
6.63%, 03/15/2026 4,284 4,541
Curo Group Holdings Corp
8.25%, 09/01/2025
(h)
565 554
Enova International Inc
8.50%, 09/01/2024
(h)
635 624
8.50%, 09/15/2025
(h)
360 351
Genworth Mortgage Holdings Inc
6.50%, 08/15/2025
(h)
770 821
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(h),(i),(l)
1,215 1,088
goeasy Ltd
5.38%, 12/01/2024
(h)
445 464
Home Point Capital Inc
5.00%, 02/01/2026
(h)
10,100 10,226
Lincoln Financing SARL
3.63%, 04/01/2024
(h)
EUR 5,500 6,691
LPL Holdings Inc
4.63%, 11/15/2027
(h)
$ 160 167
5.75%, 09/15/2025
(h)
859 887
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(h)
410 425
5.50%, 08/15/2028
(h)
4,180 4,316
6.00%, 01/15/2027
(h)
8,775 9,280
Navient Corp
5.00%, 03/15/2027 575 584
5.50%, 01/25/2023 425 445
5.63%, 08/01/2033 572 546
5.88%, 10/25/2024 373 396
6.13%, 03/25/2024 455 485
6.50%, 06/15/2022 825 864
6.75%, 06/25/2025 250 274
6.75%, 06/15/2026 410 453
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp   (continued)
7.25%, 09/25/2023 $ 140 $ 154
NFP Corp
6.88%, 08/15/2028
(h)
36,545 38,415
Ocwen Loan Servicing LLC
8.38%, 11/15/2022
(h)
223 216
OneMain Finance Corp
4.00%, 09/15/2030 7,520 7,586
5.38%, 11/15/2029 985 1,084
5.63%, 03/15/2023 950 1,017
6.13%, 05/15/2022 675 713
6.13%, 03/15/2024 850 929
6.63%, 01/15/2028 12,320 14,383
6.88%, 03/15/2025 1,300 1,492
7.13%, 03/15/2026 1,204 1,409
8.25%, 10/01/2023 1,000 1,145
8.88%, 06/01/2025 1,040 1,161
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(h)
2,500 2,524
Quicken Loans LLC
5.25%, 01/15/2028
(h)
8,595 9,175
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(h)
366 366
3.88%, 03/01/2031
(h)
2,415 2,448
SLM Corp
4.20%, 10/29/2025 1,080 1,145
5.13%, 04/05/2022 1,200 1,227
StoneX Group Inc
8.63%, 06/15/2025
(h)
70 76
TMX Finance LLC / TitleMax Finance Corp
11.13%, 04/01/2023
(h)
15 15
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(h)
5,725 6,025
$ 156,994
Electric - 1.10%
Calpine Corp
3.75%, 03/01/2031
(h)
1,000 973
4.50%, 02/15/2028
(h)
995 1,024
4.63%, 02/01/2029
(h)
525 530
5.00%, 02/01/2031
(h)
685 704
5.13%, 03/15/2028
(h)
1,050 1,084
5.25%, 06/01/2026
(h)
1,150 1,187
Clearway Energy Operating LLC
4.75%, 03/15/2028
(h)
530 570
5.00%, 09/15/2026 169 175
DPL Inc
4.13%, 07/01/2025
(h)
25 27
Drax Finco PLC
6.63%, 11/01/2025
(h)
400 416
FirstEnergy Corp
1.60%, 01/15/2026 630 613
2.05%, 03/01/2025 620 618
2.25%, 09/01/2030 765 728
2.65%, 03/01/2030 1,853 1,834
2.85%, 07/15/2022 775 790
3.40%, 03/01/2050 1,225 1,152
3.90%, 07/15/2027 1,564 1,709
4.25%, 03/15/2023 1,050 1,104
4.85%, 07/15/2047 1,135 1,373
7.38%, 11/15/2031 1,515 2,125
FirstEnergy Transmission LLC
4.35%, 01/15/2025
(h)
832 914
4.55%, 04/01/2049
(h)
730 823
InterGen NV
7.00%, 06/30/2023
(h)
750 724

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(h)
$ 289 $ 297
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
480 509
4.50%, 09/15/2027
(h)
273 303
NRG Energy Inc
3.38%, 02/15/2029
(h)
810 829
5.25%, 06/15/2029
(h)
1,340 1,474
5.75%, 01/15/2028 1,655 1,799
6.63%, 01/15/2027 1,293 1,358
7.25%, 05/15/2026 1,299 1,362
NSG Holdings LLC / NSG Holdings Inc
7.75%, 12/15/2025
(h)
84 89
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(h)
565 598
PG&E Corp
5.00%, 07/01/2028 400 432
5.25%, 07/01/2030 425 468
Talen Energy Supply LLC
6.50%, 06/01/2025 475 377
6.63%, 01/15/2028
(h)
375 390
7.25%, 05/15/2027
(h)
505 534
7.63%, 06/01/2028
(h)
25 27
10.50%, 01/15/2026
(h)
798 734
TransAlta Corp
4.50%, 11/15/2022 321 334
6.50%, 03/15/2040 275 312
Vistra Operations Co LLC
5.00%, 07/31/2027
(h)
1,225 1,294
5.50%, 09/01/2026
(h)
575 599
5.63%, 02/15/2027
(h)
1,065 1,128
$ 36,444
Electrical Components & Equipment - 0.23%
Energizer Holdings Inc
4.38%, 03/31/2029
(h)
415 424
4.75%, 06/15/2028
(h)
590 615
EnerSys
5.00%, 04/30/2023
(h)
1,038 1,091
WESCO Distribution Inc
5.38%, 06/15/2024 51 52
7.13%, 06/15/2025
(h)
3,790 4,132
7.25%, 06/15/2028
(h)
1,070 1,202
$ 7,516
Electronics - 0.16%
Brightstar Escrow Corp
9.75%, 10/15/2025
(h)
815 873
Ingram Micro Inc
5.00%, 08/10/2022 480 499
5.45%, 12/15/2024 393 453
Sensata Technologies BV
4.88%, 10/15/2023
(h)
675 724
5.00%, 10/01/2025
(h)
576 635
5.63%, 11/01/2024
(h)
890 986
Sensata Technologies Inc
3.75%, 02/15/2031
(h)
1,000 1,026
TTM Technologies Inc
5.63%, 10/01/2025
(h)
158 161
$ 5,357
Energy - Alternate Sources - 0.08%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(h)
280 283
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(h)
205 216
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Energy - Alternate Sources (continued)
TerraForm Power Operating LLC
4.75%, 01/15/2030
(h)
$ 700 $ 751
5.00%, 01/31/2028
(h)
720 799
Topaz Solar Farms LLC
4.88%, 09/30/2039
(h)
142 153
5.75%, 09/30/2039
(h)
514 591
$ 2,793
Engineering & Construction - 0.43%
AECOM
5.13%, 03/15/2027 750 839
5.88%, 10/15/2024 1,016 1,130
Brand Industrial Services Inc
8.50%, 07/15/2025
(h)
1,130 1,143
Fluor Corp
3.50%, 12/15/2024
(j)
1,369 1,362
4.25%, 09/15/2028 505 510
frontdoor Inc
6.75%, 08/15/2026
(h)
915 977
Great Lakes Dredge & Dock Corp
8.00%, 05/15/2022 271 275
KBR Inc
4.75%, 09/30/2028
(h)
4,075 4,218
MasTec Inc
4.50%, 08/15/2028
(h)
485 511
New Enterprise Stone & Lime Co Inc
6.25%, 03/15/2026
(h)
569 586
9.75%, 07/15/2028
(h)
136 151
PowerTeam Services LLC
9.03%, 12/04/2025
(h)
595 659
TopBuild Corp
5.63%, 05/01/2026
(h)
478 492
Tutor Perini Corp
6.88%, 05/01/2025
(h),(j)
431 437
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(h)
775 806
$ 14,096
Entertainment - 3.26%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(h)
750 782
AMC Entertainment Holdings Inc
10.50%, 04/15/2025
(h)
445 455
Bally's Corp
6.75%, 06/01/2027
(h)
95 102
Boyne USA Inc
7.25%, 05/01/2025
(h)
2,563 2,672
Caesars Entertainment Inc
6.25%, 07/01/2025
(h)
2,490 2,634
8.13%, 07/01/2027
(h)
6,210 6,816
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(h)
7,575 7,560
5.75%, 07/01/2025
(h)
5,465 5,735
Cedar Fair LP
5.25%, 07/15/2029 350 353
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp
5.38%, 06/01/2024 100 100
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 927
5.50%, 05/01/2025
(h)
605 629
6.50%, 10/01/2028
(h)
275 290
Churchill Downs Inc
4.75%, 01/15/2028
(h)
905 941
5.50%, 04/01/2027
(h)
660 689

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
4.88%, 06/01/2023 $ 16,300 $ 15,669
5.13%, 12/15/2022 4,372 4,274
8.75%, 05/01/2025
(h)
225 242
Cirsa Finance International Sarl
7.88%, 12/20/2023
(h)
400 395
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(h)
475 484
Enterprise Development Authority/The
12.00%, 07/15/2024
(h)
80 90
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(h)
310 287
Golden Entertainment Inc
7.63%, 04/15/2026
(h)
50 53
International Game Technology PLC
5.25%, 01/15/2029
(h)
625 667
6.25%, 02/15/2022
(h)
586 597
6.25%, 01/15/2027
(h)
620 708
6.50%, 02/15/2025
(h)
660 731
Jacobs Entertainment Inc
7.88%, 02/01/2024
(h)
310 320
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(h)
495 505
6.38%, 02/01/2024
(h)
435 445
Live Nation Entertainment Inc
3.75%, 01/15/2028
(h)
5,550 5,591
4.75%, 10/15/2027
(h)
6,557 6,574
4.88%, 11/01/2024
(h)
650 653
5.63%, 03/15/2026
(h)
4,714 4,838
6.50%, 05/15/2027
(h)
11,275 12,526
Merlin Entertainments Ltd
5.75%, 06/15/2026
(h)
565 586
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(h),(j)
1,025 1,047
8.00%, 02/01/2026
(h)
5,220 5,225
Motion Bondco DAC
6.63%, 11/15/2027
(h),(j)
598 597
Penn National Gaming Inc
5.63%, 01/15/2027
(h)
250 263
Powdr Corp
6.00%, 08/01/2025
(h)
240 253
Scientific Games International Inc
5.00%, 10/15/2025
(h)
765 788
7.00%, 05/15/2028
(h)
575 610
8.25%, 03/15/2026
(h)
900 952
SeaWorld Parks & Entertainment Inc
9.50%, 08/01/2025
(h)
585 627
Six Flags Entertainment Corp
4.88%, 07/31/2024
(h)
1,341 1,331
5.50%, 04/15/2027
(h),(j)
375 379
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(h)
595 641
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(h)
5,325 5,272
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026
(h)
630 661
Vail Resorts Inc
6.25%, 05/15/2025
(h)
485 515
WMG Acquisition Corp
3.00%, 02/15/2031
(h)
635 615
3.88%, 07/15/2030
(h)
430 439
5.50%, 04/15/2026
(h)
21 22
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(h)
$ 285 $ 294
7.75%, 04/15/2025
(h)
485 521
$ 107,972
Environmental Control - 0 .99%
Clean Harbors Inc
4.88%, 07/15/2027
(h)
440 463
5.13%, 07/15/2029
(h)
300 325
Covanta Holding Corp
5.00%, 09/01/2030 6,940 7,287
5.88%, 07/01/2025 6,342 6,580
6.00%, 01/01/2027 5,424 5,665
GFL Environmental Inc
3.50%, 09/01/2028
(h)
1,860 1,837
3.75%, 08/01/2025
(h)
1,070 1,091
4.00%, 08/01/2028
(h)
1,225 1,213
4.25%, 06/01/2025
(h)
405 417
5.13%, 12/15/2026
(h)
615 649
8.50%, 05/01/2027
(h)
4,320 4,789
Harsco Corp
5.75%, 07/31/2027
(h)
595 617
Stericycle Inc
3.88%, 01/15/2029
(h)
700 720
5.38%, 07/15/2024
(h)
570 591
Waste Pro USA Inc
5.50%, 02/15/2026
(h)
431 445
$ 32,689
Food - 2 .65%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(h)
1,500 1,511
3.50%, 02/15/2023
(h)
445 456
3.50%, 03/15/2029
(h)
1,260 1,244
4.63%, 01/15/2027
(h)
1,155 1,210
4.88%, 02/15/2030
(h)
840 898
5.88%, 02/15/2028
(h)
612 660
7.50%, 03/15/2026
(h)
955 1,048
B&G Foods Inc
5.25%, 04/01/2025 972 1,000
5.25%, 09/15/2027 575 605
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(h)
3,575 3,647
7.50%, 04/15/2025
(h)
755 780
Clearwater Seafoods Inc
6.88%, 05/01/2025
(h)
190 200
Dole Food Co Inc
7.25%, 06/15/2025
(h)
656 677
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(h)
375 385
Fresh Market Inc/The
9.75%, 05/01/2023
(h)
743 768
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(h)
1,465 1,504
6.75%, 02/15/2028
(h)
1,455 1,606
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(h)
1,020 1,158
6.50%, 04/15/2029
(h)
1,510 1,720
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(h)
702 779
Kraft Heinz Foods Co
3.00%, 06/01/2026 1,815 1,918
3.75%, 04/01/2030 1,280 1,372
3.88%, 05/15/2027 1,065 1,165
3.95%, 07/15/2025 1,790 1,952

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kraft Heinz Foods Co   (continued)
4.25%, 03/01/2031 $ 765 $ 860
4.38%, 06/01/2046 2,845 3,022
4.63%, 01/30/2029 1,355 1,546
4.63%, 10/01/2039 825 895
4.88%, 10/01/2049 1,750 1,962
5.00%, 07/15/2035 1,690 1,999
5.00%, 06/04/2042 2,253 2,598
5.20%, 07/15/2045 2,005 2,327
5.50%, 06/01/2050 630 772
6.50%, 02/09/2040 970 1,313
6.75%, 03/15/2032 305 402
6.88%, 01/26/2039 1,110 1,523
7.13%, 08/01/2039
(h)
1,050 1,482
Lamb Weston Holdings Inc
4.63%, 11/01/2024
(h)
835 870
4.88%, 11/01/2026
(h)
1,235 1,281
4.88%, 05/15/2028
(h)
750 830
Nathan's Famous Inc
6.63%, 11/01/2025
(h)
135 139
Pilgrim's Pride Corp
5.75%, 03/15/2025
(h)
1,420 1,452
5.88%, 09/30/2027
(h)
1,074 1,143
Post Holdings Inc
4.63%, 04/15/2030
(h)
1,445 1,505
5.00%, 08/15/2026
(h)
7,013 7,235
5.50%, 12/15/2029
(h)
665 722
5.63%, 01/15/2028
(h)
835 886
5.75%, 03/01/2027
(h)
1,154 1,210
Safeway Inc
7.25%, 02/01/2031 200 235
Sigma Holdco BV
7.88%, 05/15/2026
(h)
1,075 1,100
Simmons Foods Inc
5.75%, 11/01/2024
(h)
6,430 6,599
7.75%, 01/15/2024
(h)
195 203
TreeHouse Foods Inc
4.00%, 09/01/2028 720 727
6.00%, 02/15/2024
(h)
490 499
US Foods Inc
5.88%, 06/15/2024
(h)
635 644
6.25%, 04/15/2025
(h)
10,900 11,637
$ 87,881
Food Service - 0.61%
Aramark Services Inc
4.75%, 06/01/2026 580 593
5.00%, 04/01/2025
(h)
550 565
5.00%, 02/01/2028
(h)
3,625 3,779
6.38%, 05/01/2025
(h)
14,335 15,253
$ 20,190
Forest Products & Paper - 0.08%
Clearwater Paper Corp
4.75%, 08/15/2028
(h)
545 564
Mercer International Inc
5.50%, 01/15/2026 703 720
6.50%, 02/01/2024 1,275 1,297
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/2025 150 184
$ 2,765
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 437 481
5.63%, 05/20/2024 536 590
5.75%, 05/20/2027 421 479
5.88%, 08/20/2026 533 611
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(h)
$ 493 $ 485
$ 2,646
Hand & Machine Tools - 0.07%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(h)
2,055 2,024
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(h)
375 394
$ 2,418
Healthcare - Products - 0.19%
Avantor Funding Inc
4.63%, 07/15/2028
(h)
1,250 1,316
Hill-Rom Holdings Inc
5.00%, 02/15/2025
(h)
600 617
Hologic Inc
3.25%, 02/15/2029
(h)
2,150 2,182
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(h)
930 995
Teleflex Inc
4.25%, 06/01/2028
(h)
500 526
4.63%, 11/15/2027 565 598
$ 6,234
Healthcare - Services - 6.87%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(h)
4,430 4,663
5.50%, 07/01/2028
(h)
4,325 4,616
5.63%, 02/15/2023 522 523
6.50%, 03/01/2024 429 438
AHP Health Partners Inc
9.75%, 07/15/2026
(h)
1,000 1,095
Air Methods Corp
8.00%, 05/15/2025
(h)
470 425
Catalent Pharma Solutions Inc
4.88%, 01/15/2026
(h)
339 346
5.00%, 07/15/2027
(h)
570 601
Centene Corp
3.00%, 10/15/2030 2,020 2,113
3.38%, 02/15/2030 2,565 2,687
4.25%, 12/15/2027 2,985 3,158
4.63%, 12/15/2029 3,300 3,659
5.38%, 06/01/2026
(h)
2,450 2,572
5.38%, 08/15/2026
(h)
800 839
Charles River Laboratories International Inc
4.25%, 05/01/2028
(h)
900 947
5.50%, 04/01/2026
(h)
480 501
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(h),(k)
7,685 7,685
6.63%, 02/15/2025
(h)
950 1,000
8.00%, 03/15/2026
(h)
374 402
8.00%, 12/15/2027
(h)
525 572
8.13%, 06/30/2024
(h)
1,040 1,092
8.63%, 01/15/2024
(h)
655 684
9.88%, 06/30/2023
(h),(i)
2,000 2,149
DaVita Inc
3.75%, 02/15/2031
(h)
11,275 11,183
4.63%, 06/01/2030
(h)
1,415 1,487
Encompass Health Corp
4.50%, 02/01/2028 3,630 3,780
4.63%, 04/01/2031 2,203 2,341
4.75%, 02/01/2030 570 613
Envision Healthcare Corp
8.75%, 10/15/2026
(h)
16,880 11,310
Global Medical Response Inc
6.50%, 10/01/2025
(h)
900 930

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 2,415 $ 2,504
5.38%, 02/01/2025 2,682 3,011
5.38%, 09/01/2026 886 1,005
5.63%, 09/01/2028 2,070 2,424
5.88%, 05/01/2023 978 1,069
5.88%, 02/15/2026 1,210 1,384
5.88%, 02/01/2029 1,310 1,560
7.50%, 11/06/2033 203 279
7.50%, 11/15/2095 165 216
7.69%, 06/15/2025 225 271
IQVIA Inc
5.00%, 10/15/2026
(h)
1,062 1,103
5.00%, 05/15/2027
(h)
900 948
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(h)
4,160 4,237
6.75%, 04/15/2025
(h)
485 518
LifePoint Health Inc
5.38%, 01/15/2029
(h)
1,480 1,491
Magellan Health Inc
4.90%, 09/22/2024 325 357
MEDNAX Inc
6.25%, 01/15/2027
(h)
810 867
Molina Healthcare Inc
4.38%, 06/15/2028
(h)
170 178
5.38%, 11/15/2022 775 821
One Call Corp
8.75%, PIK 0.00%; 07/01/2024
(h),(i),(l)
62,079 62,079
Prime Healthcare Services Inc
7.25%, 11/01/2025
(h)
950 1,019
Radiology Partners Inc
9.25%, 02/01/2028
(h)
12,040 13,168
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(h)
1,700 1,854
RP Escrow Issuer LLC
5.25%, 12/15/2025
(h)
5,150 5,343
Select Medical Corp
6.25%, 08/15/2026
(h)
1,400 1,498
Surgery Center Holdings Inc
6.75%, 07/01/2025
(h),(j)
6,119 6,288
10.00%, 04/15/2027
(h)
5,870 6,486
Tenet Healthcare Corp
4.63%, 07/15/2024 3,775 3,845
4.63%, 09/01/2024
(h)
2,170 2,227
4.63%, 06/15/2028
(h)
4,000 4,200
4.88%, 01/01/2026
(h)
8,190 8,543
5.13%, 05/01/2025 1,120 1,135
5.13%, 11/01/2027
(h)
2,095 2,210
6.13%, 10/01/2028
(h)
2,100 2,200
6.25%, 02/01/2027
(h)
1,812 1,909
6.75%, 06/15/2023 1,368 1,484
6.88%, 11/15/2031 285 307
7.50%, 04/01/2025
(h)
570 616
US Renal Care Inc
10.63%, 07/15/2027
(h)
414 453
West Street Merger Sub Inc
6.38%, 09/01/2025
(h)
1,919 1,977
$ 227,495
Holding Companies - Diversified - 0.05%
Stena AB
7.00%, 02/01/2024
(h),(j)
425 412
Stena International SA
5.75%, 03/01/2024
(h)
325 322
6.13%, 02/01/2025
(h)
325 319
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified (continued)
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(h)
$ 488 $ 499
$ 1,552
Home Builders - 0.54%
Ashton Woods USA LLC / Ashton Woods Finance
Co
6.63%, 01/15/2028
(h)
900 952
6.75%, 08/01/2025
(h)
190 198
Beazer Homes USA Inc
5.88%, 10/15/2027 245 259
6.75%, 03/15/2025 151 156
Brookfield Residential Properties Inc / Brookfield
Residential US Corp
4.88%, 02/15/2030
(h)
405 415
6.25%, 09/15/2027
(h)
485 512
6.38%, 05/15/2025
(h)
591 609
Century Communities Inc
5.88%, 07/15/2025 711 739
6.75%, 06/01/2027 400 428
Empire Communities Corp
7.00%, 12/15/2025
(h)
35 37
Forestar Group Inc
8.00%, 04/15/2024
(h)
360 377
KB Home
4.80%, 11/15/2029 144 159
7.50%, 09/15/2022 474 517
7.63%, 05/15/2023 30 33
LGI Homes Inc
6.88%, 07/15/2026
(h)
262 277
M/I Homes Inc
4.95%, 02/01/2028 181 191
5.63%, 08/01/2025 231 240
Mattamy Group Corp
4.63%, 03/01/2030
(h)
485 503
5.25%, 12/15/2027
(h)
405 426
MDC Holdings Inc
5.50%, 01/15/2024 883 968
6.00%, 01/15/2043 400 542
Meritage Homes Corp
6.00%, 06/01/2025 1,208 1,367
7.00%, 04/01/2022 10 11
Picasso Finance Sub Inc
6.13%, 06/15/2025
(h)
525 561
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(h)
365 374
4.75%, 04/01/2029
(h)
70 72
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(h)
405 445
5.75%, 01/15/2028
(h)
355 400
6.63%, 07/15/2027
(h)
90 97
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(h)
670 727
5.88%, 04/15/2023
(h)
566 600
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 346
4.35%, 02/15/2028 740 821
4.38%, 04/15/2023 811 854
4.88%, 03/15/2027 345 396
5.63%, 01/15/2024 383 423
5.88%, 02/15/2022 100 104
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 410
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 863
5.70%, 06/15/2028 30 34

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Winnebago Industries Inc
6.25%, 07/15/2028
(h)
$ 240 $ 259
$ 17,702
Home Furnishings - 0.02%
Tempur Sealy International Inc
5.50%, 06/15/2026 533 552
Housewares - 0.17%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(h)
505 542
Newell Brands Inc
4.00%, 06/15/2022 200 205
4.00%, 12/01/2024 200 210
4.35%, 04/01/2023 392 413
4.70%, 04/01/2026 1,550 1,717
4.88%, 06/01/2025 400 441
5.87%, 04/01/2036 375 459
6.00%, 04/01/2046 697 910
Scotts Miracle-Gro Co/The
4.50%, 10/15/2029 500 536
5.25%, 12/15/2026 187 196
$ 5,629
Insurance - 2.74%
Acrisure LLC / Acrisure Finance Inc
7.00%, 11/15/2025
(h)
20,252 20,835
8.13%, 02/15/2024
(h)
14,355 14,986
10.13%, 08/01/2026
(h)
497 570
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(h)
7,375 7,500
6.75%, 10/15/2027
(h)
1,392 1,472
AmWINS Group Inc
7.75%, 07/01/2026
(h)
645 691
Assurant Inc
7.00%, 03/27/2048
(m)
315 358
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(h)
8,125 8,247
7.00%, 08/15/2025
(h)
18,194 18,739
Genworth Holdings Inc
4.80%, 02/15/2024 383 358
4.90%, 08/15/2023 625 588
6.50%, 06/15/2034 150 139
GTCR AP Finance Inc
8.00%, 05/15/2027
(h)
1,910 2,058
HUB International Ltd
7.00%, 05/01/2026
(h)
9,057 9,398
Liberty Mutual Group Inc
7.80%, 03/07/2087
(h)
505 646
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 856
5.75%, 08/15/2023 622 675
Radian Group Inc
4.50%, 10/01/2024 1,353 1,417
4.88%, 03/15/2027 470 507
USI Inc/NY
6.88%, 05/01/2025
(h)
532 541
$ 90,581
Internet - 1.16%
ANGI Group LLC
3.88%, 08/15/2028
(h)
639 637
Cablevision Lightpath LLC
3.88%, 09/15/2027
(h)
1,715 1,724
5.63%, 09/15/2028
(h)
3,919 4,017
Cogent Communications Group Inc
5.38%, 03/01/2022
(h)
575 589
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
EIG Investors Corp
10.88%, 02/01/2024 $ 280 $ 288
Endurance Acquisition Merger Sub
6.00%, 02/15/2029
(h),(k)
5,625 5,541
Getty Images Inc
9.75%, 03/01/2027
(h)
250 267
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(h)
395 416
GrubHub Holdings Inc
5.50%, 07/01/2027
(h)
621 654
Match Group Holdings II LLC
4.13%, 08/01/2030
(h)
445 458
4.63%, 06/01/2028
(h)
505 531
5.00%, 12/15/2027
(h)
370 390
5.63%, 02/15/2029
(h)
695 754
Netflix Inc
3.63%, 06/15/2025
(h)
475 516
4.38%, 11/15/2026 1,056 1,207
4.88%, 04/15/2028 1,926 2,264
4.88%, 06/15/2030
(h)
800 967
5.38%, 11/15/2029
(h)
699 872
5.50%, 02/15/2022 540 565
5.75%, 03/01/2024 1,125 1,278
5.88%, 02/15/2025 725 848
5.88%, 11/15/2028 2,600 3,263
6.38%, 05/15/2029 1,000 1,293
NortonLifeLock Inc
3.95%, 06/15/2022 250 254
5.00%, 04/15/2025
(h)
1,092 1,111
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(h)
885 934
TripAdvisor Inc
7.00%, 07/15/2025
(h)
405 437
Twitter Inc
3.88%, 12/15/2027
(h)
565 595
Uber Technologies Inc
7.50%, 05/15/2025
(h)
990 1,060
7.50%, 09/15/2027
(h)
945 1,036
8.00%, 11/01/2026
(h)
1,793 1,932
VeriSign Inc
4.75%, 07/15/2027 1,035 1,100
5.25%, 04/01/2025 395 446
$ 38,244
Investment Companies - 0.20%
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026
(h)
265 278
FS Energy and Power Fund
7.50%, 08/15/2023
(h)
155 155
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 1,295 1,363
5.25%, 05/15/2027 770 810
6.25%, 02/01/2022 1,000 1,001
6.25%, 05/15/2026 1,200 1,268
6.38%, 12/15/2025 1,225 1,267
6.75%, 02/01/2024 585 597
$ 6,739
Iron & Steel - 1.57%
Allegheny Technologies Inc
5.88%, 12/01/2027
(j)
2,775 2,914
7.88%, 08/15/2023 1,453 1,596
ArcelorMittal SA
4.25%, 07/16/2029 465 520
4.55%, 03/11/2026 1,140 1,269
7.00%, 03/01/2041 570 815
7.25%, 10/15/2039 841 1,203

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(h)
$ 13,840 $ 14,999
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(h)
6,090 6,571
Carpenter Technology Corp
6.38%, 07/15/2028 325 355
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(h)
780 796
5.75%, 03/01/2025 375 384
5.88%, 06/01/2027 566 587
6.25%, 10/01/2040 215 204
6.75%, 03/15/2026
(h)
4,655 5,009
9.88%, 10/17/2025
(h)
1,100 1,290
Commercial Metals Co
4.88%, 05/15/2023 766 806
5.38%, 07/15/2027 154 163
5.75%, 04/15/2026 53 55
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(h)
295 313
Mineral Resources Ltd
8.13%, 05/01/2027
(h)
1,075 1,192
Specialty Steel
11.00%, 11/15/2022
(e),(f),(g),(i)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026 537 516
6.88%, 08/15/2025
(j)
614 605
12.00%, 06/01/2025
(h)
990 1,148
$ 51,990
Leisure Products & Services - 0.95%
Carlson Travel Inc
6.75%, 12/15/2025
(h),(j)
2,550 2,301
9.50%, PIK 2.00%; 12/15/2026
(h),(i),(l)
12,756 8,164
Carnival Corp
7.63%, 03/01/2026
(h)
915 968
9.88%, 08/01/2027
(h)
1,035 1,188
10.50%, 02/01/2026
(h)
625 726
11.50%, 04/01/2023
(h)
3,270 3,712
Constellation Merger Sub Inc
8.50%, 09/15/2025
(h),(j)
315 290
Life Time Inc
8.50%, 06/15/2023
(h)
100 100
NCL Corp Ltd
3.63%, 12/15/2024
(h)
455 403
5.88%, 03/15/2026
(h)
755 747
10.25%, 02/01/2026
(h)
605 699
12.25%, 05/15/2024
(h)
865 1,011
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 595 519
5.25%, 11/15/2022 1,175 1,160
7.50%, 10/15/2027
(j)
930 1,004
9.13%, 06/15/2023
(h)
1,350 1,461
10.88%, 06/01/2023
(h)
880 992
11.50%, 06/01/2025
(h)
2,065 2,392
Silversea Cruise Finance Ltd
7.25%, 02/01/2025
(h)
680 702
Viking Cruises Ltd
5.88%, 09/15/2027
(h)
900 870
13.00%, 05/15/2025
(h)
700 818
Vista Outdoor Inc
5.88%, 10/01/2023 725 732
VOC Escrow Ltd
5.00%, 02/15/2028
(h)
545 529
$ 31,488
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 1.85%
Boyd Gaming Corp
4.75%, 12/01/2027 $ 825 $ 849
6.00%, 08/15/2026 5,725 5,918
6.38%, 04/01/2026 5,710 5,908
8.63%, 06/01/2025
(h)
500 552
Diamond Resorts International Inc
7.75%, 09/01/2023
(h)
550 560
10.75%, 09/01/2024
(h)
935 963
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(h),(k)
1,890 1,872
3.75%, 05/01/2029
(h)
1,050 1,066
4.00%, 05/01/2031
(h)
1,500 1,541
4.88%, 01/15/2030 1,510 1,628
5.13%, 05/01/2026 1,000 1,037
5.38%, 05/01/2025
(h)
153 161
5.75%, 05/01/2028
(h)
87 94
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 386
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 1,520 1,590
Marriott Ownership Resorts Inc
6.13%, 09/15/2025
(h)
405 430
Marriott Ownership Resorts Inc / ILG LLC
6.50%, 09/15/2026 875 910
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(h)
1,020 1,073
5.75%, 07/21/2028
(h)
405 430
MGM China Holdings Ltd
5.25%, 06/18/2025
(h)
405 419
5.38%, 05/15/2024
(h)
730 748
5.88%, 05/15/2026
(h)
730 767
MGM Resorts International
4.63%, 09/01/2026 200 208
4.75%, 10/15/2028 675 705
5.50%, 04/15/2027 533 577
5.75%, 06/15/2025 505 554
6.00%, 03/15/2023 1,045 1,116
6.75%, 05/01/2025 800 856
7.75%, 03/15/2022 431 457
Station Casinos LLC
4.50%, 02/15/2028
(h)
625 613
5.00%, 10/01/2025
(h)
13,063 13,161
Studio City Finance Ltd
5.00%, 01/15/2029
(h)
2,150 2,172
6.00%, 07/15/2025
(h)
405 425
6.50%, 01/15/2028
(h)
405 433
Wyndham Destinations Inc
3.90%, 03/01/2023 82 83
4.25%, 03/01/2022 770 780
5.65%, 04/01/2024 266 285
6.00%, 04/01/2027 280 309
6.63%, 07/31/2026
(h)
1,070 1,195
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(h)
720 730
5.38%, 04/15/2026
(h)
465 476
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(h)
645 650
5.25%, 05/15/2027
(h)
875 888
5.50%, 03/01/2025
(h)
1,420 1,466
Wynn Macau Ltd
4.88%, 10/01/2024
(h)
425 427
5.13%, 12/15/2029
(h)
810 817
5.50%, 01/15/2026
(h)
795 821
5.50%, 10/01/2027
(h)
565 585

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd   (continued)
5.63%, 08/26/2028
(h)
$ 1,500 $ 1,543
$ 61,234
Machinery - Construction & Mining - 0.09%
BWX Technologies Inc
4.13%, 06/30/2028
(h)
1,092 1,141
5.38%, 07/15/2026
(h)
1,006 1,040
Manitowoc Co Inc/The
9.00%, 04/01/2026
(h)
225 242
Terex Corp
5.63%, 02/01/2025
(h)
488 500
$ 2,923
Machinery - Diversified - 0.66%
Cleaver-Brooks Inc
7.88%, 03/01/2023
(h)
416 408
Colfax Corp
6.38%, 02/15/2026
(h)
317 340
Husky III Holding Ltd
13.00%, PIK 0.00%; 02/15/2025
(h),(i),(l)
100 108
JPW Industries Holding Corp
9.00%, 10/01/2024
(h)
5,945 5,915
Mueller Water Products Inc
5.50%, 06/15/2026
(h)
2,524 2,612
RBS Global Inc / Rexnord LLC
4.88%, 12/15/2025
(h)
442 452
SPX FLOW Inc
5.88%, 08/15/2026
(h)
1,000 1,042
Stevens Holding Co Inc
6.13%, 10/01/2026
(h)
1,063 1,158
Tennant Co
5.63%, 05/01/2025 239 248
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(h)
7,287 7,415
Vertical Holdco GmbH
7.63%, 07/15/2028
(h)
360 388
Vertical US Newco Inc
5.25%, 07/15/2027
(h)
1,785 1,874
$ 21,960
Media - 6.72%
Altice Financing SA
5.00%, 01/15/2028
(h)
1,000 1,025
7.50%, 05/15/2026
(h)
2,381 2,497
AMC Networks Inc
4.25%, 02/15/2029
(k)
9,185 9,174
5.00%, 04/01/2024 1,193 1,212
Belo Corp
7.25%, 09/15/2027 170 199
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(h)
595 601
4.25%, 02/01/2031
(h)
2,425 2,492
4.50%, 08/15/2030
(h)
3,697 3,893
4.50%, 05/01/2032
(h)
4,085 4,248
4.75%, 03/01/2030
(h)
6,170 6,563
5.00%, 02/01/2028
(h)
5,900 6,198
5.13%, 05/01/2027
(h)
3,334 3,500
5.38%, 06/01/2029
(h)
1,920 2,083
5.50%, 05/01/2026
(h)
1,280 1,326
5.75%, 02/15/2026
(h)
9,832 10,144
5.88%, 05/01/2027
(h)
1,380 1,434
Cengage Learning Inc
9.50%, 06/15/2024
(h)
718 705
Clear Channel Worldwide Holdings Inc
9.25%, 02/15/2024 1,421 1,477
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC
3.38%, 02/15/2031
(h)
$ 750 $ 732
4.13%, 12/01/2030
(h)
825 844
4.63%, 12/01/2030
(h)
17,260 17,605
5.25%, 06/01/2024 1,136 1,223
5.38%, 02/01/2028
(h)
1,100 1,167
5.50%, 05/15/2026
(h)
1,723 1,787
5.50%, 04/15/2027
(h)
1,056 1,114
5.75%, 01/15/2030
(h)
2,776 2,991
5.88%, 09/15/2022 523 551
6.50%, 02/01/2029
(h)
1,770 1,969
7.50%, 04/01/2028
(h)
5,620 6,238
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(h)
452 459
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(h)
2,615 2,112
6.63%, 08/15/2027
(h),(j)
17,775 11,287
DISH DBS Corp
5.00%, 03/15/2023 1,779 1,832
5.88%, 07/15/2022 1,775 1,848
5.88%, 11/15/2024 1,579 1,636
7.38%, 07/01/2028 750 781
7.75%, 07/01/2026 1,316 1,438
Entercom Media Corp
6.50%, 05/01/2027
(h)
345 354
7.25%, 11/01/2024
(h)
822 832
EW Scripps Co/The
5.13%, 05/15/2025
(h)
142 145
Gray Television Inc
4.75%, 10/15/2030
(h)
1,065 1,062
5.88%, 07/15/2026
(h)
400 415
7.00%, 05/15/2027
(h)
735 803
Houghton Mifflin Harcourt Publishers Inc
9.00%, 02/15/2025
(h)
245 258
iHeartCommunications Inc
4.75%, 01/15/2028
(h)
405 414
5.25%, 08/15/2027
(h)
890 929
6.38%, 05/01/2026 775 826
8.38%, 05/01/2027 1,145 1,221
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(h)
1,100 1,186
Liberty Interactive LLC
8.25%, 02/01/2030 435 499
8.50%, 07/15/2029 175 202
McGraw Hill LLC / McGraw-Hill Global
Education Finance Inc
8.00%, 11/30/2024
(h)
610 609
Meredith Corp
6.88%, 02/01/2026 1,020 1,031
Nexstar Broadcasting Inc
4.75%, 11/01/2028
(h)
9,335 9,615
5.63%, 07/15/2027
(h)
12,250 13,003
Quebecor Media Inc
5.75%, 01/15/2023 685 736
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(h)
200 204
6.50%, 09/15/2028
(h)
800 842
Scripps Escrow II Inc
3.88%, 01/15/2029
(h)
135 135
Scripps Escrow Inc
5.88%, 07/15/2027
(h)
375 394
Sinclair Television Group Inc
5.13%, 02/15/2027
(h)
278 281
5.88%, 03/15/2026
(h)
270 277

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sirius XM Radio Inc
3.88%, 08/01/2022
(h)
$ 768 $ 776
4.13%, 07/01/2030
(h)
1,550 1,598
4.63%, 07/15/2024
(h)
1,150 1,189
5.00%, 08/01/2027
(h)
1,761 1,853
5.38%, 07/15/2026
(h)
9,795 10,172
5.50%, 07/01/2029
(h)
1,388 1,513
SportsNet New York
10.25%, 01/15/2025
(e),(f),(g)
4,130 4,332
TEGNA Inc
4.63%, 03/15/2028
(h)
750 760
4.75%, 03/15/2026
(h)
200 212
5.00%, 09/15/2029 1,575 1,639
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(h)
1,000 1,058
Univision Communications Inc
5.13%, 02/15/2025
(h)
1,959 1,970
6.63%, 06/01/2027
(h)
2,224 2,339
9.50%, 05/01/2025
(h)
80 87
UPC Holding BV
5.50%, 01/15/2028
(h)
430 449
Urban One Inc
8.75%, 12/15/2022
(h)
2,540 2,544
ViacomCBS Inc
5.87%, 02/28/2057
(m)
594 610
3 Month USD LIBOR + 3.90%
6.25%, 02/28/2057
(m)
432 485
3 Month USD LIBOR + 3.90%
Videotron Ltd
5.00%, 07/15/2022 1,700 1,783
5.13%, 04/15/2027
(h)
664 703
5.38%, 06/15/2024
(h)
617 677
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
7,176 7,382
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(h)
525 544
5.50%, 08/15/2026
(h)
8,020 8,361
5.50%, 05/15/2029
(h)
1,215 1,310
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(h)
405 423
Ziggo Bond Co BV
5.13%, 02/28/2030
(h)
4,705 4,907
6.00%, 01/15/2027
(h)
2,600 2,723
Ziggo BV
4.88%, 01/15/2030
(h)
1,015 1,064
5.50%, 01/15/2027
(h)
6,010 6,303
$ 222,424
Metal Fabrication & Hardware - 0.05%
Grinding Media Inc / Moly-Cop AltaSteel Ltd
7.38%, 12/15/2023
(h)
640 653
Hillman Group Inc/The
6.38%, 07/15/2022
(h)
898 894
$ 1,547
Mining - 2.07%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(h)
605 651
6.13%, 05/15/2028
(h)
430 471
6.75%, 09/30/2024
(h)
393 408
7.00%, 09/30/2026
(h)
580 612
Arconic Corp
6.00%, 05/15/2025
(h)
565 608
6.13%, 02/15/2028
(h)
12,372 13,268
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(h)
1,000 1,058
Century Aluminum Co
12.00%, 07/01/2025
(h)
8,080 8,686
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Coeur Mining Inc
5.88%, 06/01/2024 $ 78 $ 79
Compass Minerals International Inc
4.88%, 07/15/2024
(h)
1,260 1,304
6.75%, 12/01/2027
(h)
353 379
Constellium SE
5.63%, 06/15/2028
(h)
1,650 1,767
5.75%, 05/15/2024
(h)
466 473
5.88%, 02/15/2026
(h)
500 514
6.63%, 03/01/2025
(h)
290 295
Ferroglobe PLC / Globe Specialty Metals Inc
9.38%, 03/01/2022
(h)
325 270
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(h)
485 533
4.75%, 05/15/2022
(h)
593 610
5.13%, 03/15/2023
(h)
300 315
5.13%, 05/15/2024
(h)
1,242 1,350
Freeport-McMoRan Inc
3.55%, 03/01/2022 430 438
3.88%, 03/15/2023 525 548
4.13%, 03/01/2028 250 263
4.25%, 03/01/2030 485 526
4.38%, 08/01/2028 525 556
4.55%, 11/14/2024 590 647
4.63%, 08/01/2030 685 760
5.00%, 09/01/2027 258 275
5.25%, 09/01/2029 485 541
5.40%, 11/14/2034 605 753
5.45%, 03/15/2043 1,510 1,887
Hecla Mining Co
7.25%, 02/15/2028 55 59
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(h)
4,063 4,583
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(h)
435 461
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(h)
15,820 2
Novelis Corp
4.75%, 01/30/2030
(h)
9,300 9,781
5.88%, 09/30/2026
(h)
7,205 7,547
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(h)
335 356
Real Alloy Holding Inc
0.00%, PIK 11.00%; 11/30/2023
(d),(e),(f),(g),(i),(l)
4,697 4,697
Taseko Mines Ltd
8.75%, 06/15/2022
(h)
100 103
$ 68,434
Miscellaneous Manufacturers - 0.32%
Amsted Industries Inc
5.63%, 07/01/2027
(h)
495 522
Bombardier Inc
5.75%, 03/15/2022
(h)
680 698
6.00%, 10/15/2022
(h)
890 883
6.13%, 01/15/2023
(h)
782 788
7.45%, 05/01/2034
(h)
200 188
7.50%, 12/01/2024
(h)
400 385
7.50%, 03/15/2025
(h)
1,123 1,052
7.88%, 04/15/2027
(h)
1,455 1,363
FXI Holdings Inc
7.88%, 11/01/2024
(h)
543 550
12.25%, 11/15/2026
(h)
693 782
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(h)
680 714
Hillenbrand Inc
4.50%, 09/15/2026 1,260 1,430

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Koppers Inc
6.00%, 02/15/2025
(h)
$ 399 $ 410
LSB Industries Inc
9.63%, 05/01/2023
(h),(j)
535 550
Trinity Industries Inc
4.55%, 10/01/2024 230 242
$ 10,557
Office & Business Equipment - 0.18%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 1,090 1,097
4.13%, 05/01/2025 300 311
4.25%, 04/01/2028 485 506
5.50%, 12/01/2024 920 1,012
Pitney Bowes Inc
4.63%, 03/15/2024
(j)
351 361
5.95%, 04/01/2023 250 261
Xerox Corp
3.80%, 05/15/2024 215 225
4.38%, 03/15/2023 715 751
4.80%, 03/01/2035 350 353
6.75%, 12/15/2039 280 305
Xerox Holdings Corp
5.00%, 08/15/2025
(h)
430 451
5.50%, 08/15/2028
(h)
250 258
$ 5,891
Oil & Gas - 5.78%
Aker BP ASA
5.88%, 03/31/2025
(h)
365 376
Antero Resources Corp
5.00%, 03/01/2025 450 426
5.13%, 12/01/2022 271 271
7.63%, 02/01/2029
(h)
2,175 2,224
8.38%, 07/15/2026
(h)
740 781
Apache Corp
4.25%, 01/15/2030 755 746
4.38%, 10/15/2028 423 423
4.63%, 11/15/2025 376 384
4.75%, 04/15/2043 954 906
4.88%, 11/15/2027 2,910 2,990
5.10%, 09/01/2040 1,570 1,590
5.25%, 02/01/2042 660 660
5.35%, 07/01/2049 580 571
6.00%, 01/15/2037 735 820
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
900 860
Athabasca Oil Corp
9.88%, 02/24/2022
(h)
361 181
Baytex Energy Corp
5.63%, 06/01/2024
(h)
438 371
8.75%, 04/01/2027
(h)
50 39
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.75%, 04/15/2023 365 352
9.25%, 07/15/2024
(h)
380 418
11.00%, 04/15/2025
(h)
440 436
CNX Resources Corp
7.25%, 03/14/2027
(h)
525 565
Comstock Resources Inc
7.50%, 05/15/2025
(h)
625 639
9.75%, 08/15/2026 850 905
9.75%, 08/15/2026 685 730
Continental Resources Inc/OK
3.80%, 06/01/2024 1,300 1,333
4.38%, 01/15/2028 825 846
4.50%, 04/15/2023 316 324
4.90%, 06/01/2044 550 531
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Continental Resources Inc/OK   (continued)
5.75%, 01/15/2031
(h)
$ 410 $ 444
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(h)
1,354 1,351
CVR Energy Inc
5.25%, 02/15/2025
(h)
385 377
5.75%, 02/15/2028
(h),(j)
300 294
Double Eagle III Midco 1 LLC / Double Eagle
Finance Corp
7.75%, 12/15/2025
(h)
1,800 1,872
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(h)
757 784
5.75%, 01/30/2028
(h)
1,400 1,484
6.63%, 07/15/2025
(h)
485 518
Energy Ventures Gom LLC / EnVen Finance Corp
11.00%, 02/15/2023
(h)
3,155 3,037
Ensign Drilling Inc
9.25%, 04/15/2024
(h)
620 440
EQT Corp
3.00%, 10/01/2022 243 247
3.90%, 10/01/2027 1,675 1,740
7.88%, 02/01/2025 1,000 1,178
8.75%, 02/01/2030 1,175 1,492
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(h)
3,190 3,214
6.00%, 02/01/2031
(h)
2,850 2,893
6.25%, 11/01/2028
(h)
385 406
Indigo Natural Resources LLC
6.88%, 02/15/2026
(h)
325 337
Ithaca Energy North Sea PLC
9.38%, 07/15/2024
(h)
375 376
Laredo Petroleum Inc
10.13%, 01/15/2028 300 261
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(h)
285 296
Matador Resources Co
5.88%, 09/15/2026 1,050 1,003
MEG Energy Corp
5.88%, 02/01/2029
(h),(k)
6,075 6,029
6.50%, 01/15/2025
(h)
2,637 2,716
7.00%, 03/31/2024
(h)
648 657
7.13%, 02/01/2027
(h)
6,480 6,691
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(h)
709 600
10.50%, 05/15/2027
(h)
30 26
Murphy Oil Corp
4.95%, 12/01/2022 11 11
5.75%, 08/15/2025 336 323
6.37%, 12/01/2042 245 214
6.88%, 08/15/2024 90 88
Nabors Industries Ltd
7.25%, 01/15/2026
(h)
480 389
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(h)
800 782
Occidental Petroleum Corp
2.70%, 08/15/2022 1,060 1,063
2.70%, 02/15/2023 673 665
2.90%, 08/15/2024 5,690 5,491
3.00%, 02/15/2027 8,966 8,272
3.20%, 08/15/2026 5,550 5,203
3.40%, 04/15/2026 4,725 4,564
3.50%, 06/15/2025 560 543
3.50%, 08/15/2029 4,725 4,384
4.20%, 03/15/2048 1,410 1,181
4.30%, 08/15/2039 1,000 875

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp   (continued)
4.40%, 04/15/2046 $ 1,925 $ 1,692
4.40%, 08/15/2049 95 81
4.50%, 07/15/2044 1,090 940
4.63%, 06/15/2045 1,146 999
5.55%, 03/15/2026 75 79
5.88%, 09/01/2025 1,975 2,083
6.13%, 01/01/2031 4,390 4,813
6.20%, 03/15/2040 1,530 1,588
6.38%, 09/01/2028 1,400 1,523
6.45%, 09/15/2036 14,760 16,198
6.60%, 03/15/2046 1,805 1,945
6.63%, 09/01/2030 3,125 3,508
6.95%, 07/01/2024 435 472
7.50%, 05/01/2031 1,634 1,883
7.88%, 09/15/2031 545 623
7.95%, 06/15/2039 740 858
8.00%, 07/15/2025 405 458
8.88%, 07/15/2030 4,895 6,147
Ovintiv Exploration Inc
5.38%, 01/01/2026 745 814
5.63%, 07/01/2024 970 1,055
Ovintiv Inc
5.15%, 11/15/2041 460 473
6.50%, 08/15/2034 795 974
6.50%, 02/01/2038 605 720
6.63%, 08/15/2037 585 703
7.20%, 11/01/2031 480 604
7.38%, 11/01/2031 590 751
8.13%, 09/15/2030 440 577
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(h)
225 218
Parkland Corp/Canada
5.88%, 07/15/2027
(h)
305 326
6.00%, 04/01/2026
(h)
245 257
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 402
5.15%, 11/15/2029 1,255 1,218
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 1,000 580
7.25%, 06/15/2025 495 329
9.25%, 05/15/2025
(h)
725 699
PDC Energy Inc
5.75%, 05/15/2026 3,010 3,066
6.13%, 09/15/2024 495 505
Precision Drilling Corp
5.25%, 11/15/2024 213 196
7.13%, 01/15/2026
(h)
550 534
Puma International Financing SA
5.00%, 01/24/2026
(h)
530 510
5.13%, 10/06/2024
(h)
400 398
QEP Resources Inc
5.25%, 05/01/2023 232 244
5.38%, 10/01/2022 350 363
5.63%, 03/01/2026 375 418
Range Resources Corp
4.88%, 05/15/2025 550 538
5.00%, 03/15/2023 465 466
8.25%, 01/15/2029
(h)
435 457
9.25%, 02/01/2026 650 708
Seven Generations Energy Ltd
5.38%, 09/30/2025
(h)
810 822
6.75%, 05/01/2023
(h)
125 126
SM Energy Co
5.63%, 06/01/2025 60 54
6.75%, 09/15/2026 375 338
10.00%, 01/15/2025
(h)
342 379
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Southwestern Energy Co
6.45%, 01/23/2025 $ 685 $ 718
7.50%, 04/01/2026 235 246
7.75%, 10/01/2027 90 95
8.38%, 09/15/2028 600 642
Suncor Energy Ventures Corp
4.50%, 04/01/2022
(h)
700 728
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029
(h)
1,050 1,074
5.50%, 02/15/2026 600 618
5.88%, 03/15/2028 9,016 9,557
6.00%, 04/15/2027 3,990 4,225
Talos Production Inc
12.00%, 01/15/2026
(h)
3,665 3,473
Teine Energy Ltd
6.88%, 09/30/2022
(h)
255 254
Transocean Guardian Ltd
5.88%, 01/15/2024
(h)
599 524
Transocean Inc
7.25%, 11/01/2025
(h)
6,650 3,707
11.50%, 01/30/2027
(h)
310 239
Transocean Pontus Ltd
6.13%, 08/01/2025
(h)
441 408
Transocean Poseidon Ltd
6.88%, 02/01/2027
(h)
220 198
Vantage Drilling International
9.25%, 11/15/2023
(h)
400 264
Vermilion Energy Inc
5.63%, 03/15/2025
(h)
179 161
Vine Oil & Gas LP / Vine Oil & Gas Finance
Corp
8.75%, 04/15/2023
(h)
425 395
Viper Energy Partners LP
5.38%, 11/01/2027
(h)
405 425
W&T Offshore Inc
9.75%, 11/01/2023
(h)
445 352
$ 191,524
Oil & Gas Services - 0.19%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(h)
985 1,006
6.88%, 04/01/2027
(h)
435 457
CGG Holding US Inc
9.00%, 05/01/2023
(h)
444 451
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 490
Oceaneering International Inc
4.65%, 11/15/2024 113 106
6.00%, 02/01/2028 225 210
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(l),(n)
359 12
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(h)
360 346
Transocean Proteus Ltd
6.25%, 12/01/2024
(h)
493 453
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 800 836
6.88%, 09/01/2027 270 288
Weatherford International Ltd
11.00%, 12/01/2024
(h),(j)
1,595 1,368
Welltec A/S
9.50%, 12/01/2022
(h)
335 308
$ 6,331
Packaging & Containers - 2.50%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(h),(i),(l)
920 961

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
$ 1,280 $ 1,320
5.25%, 04/30/2025
(h)
780 822
5.25%, 08/15/2027
(h)
1,100 1,143
5.25%, 08/15/2027
(h)
810 842
6.00%, 02/15/2025
(h)
636 655
Ball Corp
2.88%, 08/15/2030 1,065 1,060
4.00%, 11/15/2023 830 887
4.88%, 03/15/2026 1,140 1,279
5.00%, 03/15/2022 368 384
5.25%, 07/01/2025 246 279
Berry Global Inc
4.50%, 02/15/2026
(h),(j)
8,840 9,016
5.63%, 07/15/2027
(h)
3,400 3,617
Crown Americas LLC / Crown Americas Capital
Corp IV
4.50%, 01/15/2023 1,030 1,080
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 341
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 625 648
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
818 831
7.88%, 07/15/2026
(h)
560 585
Graham Packaging Co Inc
7.13%, 08/15/2028
(h)
2,035 2,200
Graphic Packaging International LLC
3.50%, 03/15/2028
(h)
480 500
4.88%, 11/15/2022 363 380
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(h)
4,290 4,430
Intertape Polymer Group Inc
7.00%, 10/15/2026
(h)
383 404
LABL Escrow Issuer LLC
6.75%, 07/15/2026
(h)
695 747
10.50%, 07/15/2027
(h)
770 854
Matthews International Corp
5.25%, 12/01/2025
(h)
265 270
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(h)
1,179 1,192
7.25%, 04/15/2025
(h)
1,280 1,262
OI European Group BV
4.00%, 03/15/2023
(h)
178 183
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(h)
205 220
5.88%, 08/15/2023
(h)
608 651
6.38%, 08/15/2025
(h)
83 92
Pactiv LLC
7.95%, 12/15/2025 435 493
8.38%, 04/15/2027 830 965
Plastipak Holdings Inc
6.25%, 10/15/2025
(h)
7,957 8,137
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027
(h)
1,445 1,454
Sealed Air Corp
4.00%, 12/01/2027
(h)
30 32
4.88%, 12/01/2022
(h)
320 335
5.13%, 12/01/2024
(h)
80 88
5.25%, 04/01/2023
(h)
385 407
5.50%, 09/15/2025
(h)
672 748
6.88%, 07/15/2033
(h)
355 469
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Silgan Holdings Inc
4.13%, 02/01/2028 $ 1,015 $ 1,053
Trident TPI Holdings Inc
6.63%, 11/01/2025
(h)
9,570 9,761
9.25%, 08/01/2024
(h)
3,150 3,335
TriMas Corp
4.88%, 10/15/2025
(h)
1,450 1,477
Trivium Packaging Finance BV
5.50%, 08/15/2026
(h)
13,281 14,003
8.50%, 08/15/2027
(h)
680 738
$ 82,630
Pharmaceuticals - 1.13%
AdaptHealth LLC
6.13%, 08/01/2028
(h)
285 306
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
2,330 2,586
9.25%, 04/01/2026
(h)
1,720 1,909
Bausch Health Cos Inc
5.00%, 01/30/2028
(h)
4,218 4,346
5.00%, 02/15/2029
(h)
870 891
5.25%, 01/30/2030
(h)
1,807 1,865
5.25%, 02/15/2031
(h)
2,550 2,627
5.50%, 11/01/2025
(h)
910 937
5.75%, 08/15/2027
(h)
400 430
6.13%, 04/15/2025
(h)
3,265 3,346
6.25%, 02/15/2029
(h)
1,375 1,480
7.00%, 03/15/2024
(h)
352 360
7.00%, 01/15/2028
(h)
4,100 4,437
7.25%, 05/30/2029
(h)
1,430 1,594
9.00%, 12/15/2025
(h)
1,470 1,614
Elanco Animal Health Inc
5.02%, 08/28/2023 400 432
5.90%, 08/28/2028 1,135 1,356
Endo Dac / Endo Finance LLC / Endo Finco Inc
5.88%, 10/15/2024
(h)
325 328
6.00%, 06/30/2028
(h)
655 555
9.50%, 07/31/2027
(h)
835 954
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(h)
1,000 1,090
HLF Financing Sarl LLC / Herbalife International
Inc
7.25%, 08/15/2026
(h)
318 336
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(h)
875 932
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(h)
800 856
Par Pharmaceutical Inc
7.50%, 04/01/2027
(h)
1,725 1,855
$ 37,422
Pipelines - 4.45%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(h)
815 936
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 7,241 7,254
5.75%, 03/01/2027
(h)
3,075 3,067
5.75%, 01/15/2028
(h)
1,625 1,625
7.88%, 05/15/2026
(h)
2,205 2,360
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(h)
200 200
7.63%, 12/15/2025
(h)
210 222
Buckeye Partners LP
4.13%, 03/01/2025
(h)
2,475 2,507
4.13%, 12/01/2027 560 573
4.15%, 07/01/2023 495 508

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP   (continued)
4.35%, 10/15/2024 $ 295 $ 303
4.50%, 03/01/2028
(h)
3,725 3,848
5.60%, 10/15/2044 2,367 2,284
5.85%, 11/15/2043 1,270 1,267
6.37%, 01/22/2078
(m)
355 276
3 Month USD LIBOR + 4.02%
Cheniere Energy Inc
4.63%, 10/15/2028
(h)
1,620 1,689
Cheniere Energy Partners LP
4.50%, 10/01/2029 3,669 3,934
5.25%, 10/01/2025 1,321 1,356
5.63%, 10/01/2026 975 1,016
CNX Midstream Partners LP / CNX Midstream
Finance Corp
6.50%, 03/15/2026
(h)
305 313
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
368 356
5.75%, 04/01/2025
(j)
424 420
6.00%, 02/01/2029
(h)
2,185 2,105
6.25%, 04/01/2023 565 568
DCP Midstream Operating LP
3.88%, 03/15/2023 458 471
4.95%, 04/01/2022 298 307
5.13%, 05/15/2029 450 489
5.38%, 07/15/2025 275 294
5.85%, 05/21/2043
(h),(m)
475 420
3 Month USD LIBOR + 3.85%
6.45%, 11/03/2036
(h)
170 189
6.75%, 09/15/2037
(h)
315 350
8.13%, 08/16/2030 220 291
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 655
EnLink Midstream LLC
5.38%, 06/01/2029 2,185 2,087
5.63%, 01/15/2028
(h)
4,295 4,287
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 535
4.40%, 04/01/2024 450 445
4.85%, 07/15/2026 280 272
5.05%, 04/01/2045 250 200
EQM Midstream Partners LP
4.00%, 08/01/2024 460 465
4.13%, 12/01/2026 828 802
4.75%, 07/15/2023 336 348
4.75%, 01/15/2031
(h)
7,375 7,120
5.50%, 07/15/2028 923 956
6.50%, 07/01/2027
(h)
3,596 3,884
6.50%, 07/15/2048 490 472
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 629
6.25%, 05/15/2026 360 323
6.50%, 10/01/2025 701 649
7.75%, 02/01/2028 890 825
8.00%, 01/15/2027 5,085 4,831
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029
(h),(j)
2,675 2,862
Harvest Midstream I LP
7.50%, 09/01/2028
(h)
4,321 4,538
Hess Midstream Operations LP
5.13%, 06/15/2028
(h)
445 462
5.63%, 02/15/2026
(h)
1,786 1,846
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(h)
$ 4,485 $ 4,517
New Fortress Energy Inc
6.75%, 09/15/2025
(h)
11,941 12,464
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,076 853
7.50%, 11/01/2023 479 437
7.50%, 04/15/2026 85 66
NuStar Logistics LP
4.75%, 02/01/2022 150 153
5.63%, 04/28/2027 7,090 7,445
5.75%, 10/01/2025 1,605 1,689
6.00%, 06/01/2026 305 324
6.38%, 10/01/2030 2,000 2,205
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023 608 572
Rattler Midstream LP
5.63%, 07/15/2025
(h)
605 634
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(h)
900 925
4.80%, 05/15/2030
(h)
3,850 4,042
4.95%, 07/15/2029
(h)
849 912
6.88%, 04/15/2040
(h)
500 553
7.50%, 07/15/2038
(h)
250 284
Ruby Pipeline LLC
7.75%, 04/01/2022
(h),(j)
459 433
Southeast Supply Header LLC
4.25%, 06/15/2024
(h)
515 515
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 09/15/2024
(h)
290 295
5.50%, 01/15/2028
(h)
872 863
6.00%, 03/01/2027
(h)
500 505
6.00%, 12/31/2030
(h)
3,845 3,855
7.50%, 10/01/2025
(h)
415 442
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.25%, 11/15/2023 966 971
4.88%, 02/01/2031
(h)
4,900 5,133
5.00%, 01/15/2028 535 552
5.13%, 02/01/2025 350 359
5.38%, 02/01/2027 94 97
5.50%, 03/01/2030 3,415 3,630
5.88%, 04/15/2026 725 759
6.50%, 07/15/2027 785 844
6.88%, 01/15/2029 550 607
Western Midstream Operating LP
3.95%, 06/01/2025 730 741
4.10%, 02/01/2025 1,350 1,398
4.50%, 03/01/2028 758 784
4.65%, 07/01/2026 735 772
4.75%, 08/15/2028 720 761
5.05%, 02/01/2030 1,315 1,446
5.45%, 04/01/2044 885 928
6.25%, 02/01/2050 1,199 1,349
$ 147,405
Real Estate - 0.35%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(h)
525 571
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(h)
1,236 1,306
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(h)
361 372

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Howard Hughes Corp/The
4.13%, 02/01/2029
(h),(k)
$ 860 $ 856
5.38%, 03/15/2025
(h)
1,250 1,289
5.38%, 08/01/2028
(h)
910 961
Hunt Cos Inc
6.25%, 02/15/2026
(h)
1,170 1,196
Kennedy-Wilson Inc
4.75%, 03/01/2029
(k)
930 932
5.88%, 04/01/2024 1,525 1,547
Newmark Group Inc
6.13%, 11/15/2023 310 337
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(h)
845 872
9.38%, 04/01/2027
(h)
870 967
WeWork Cos Inc
7.88%, 05/01/2025
(h),(j)
545 485
$ 11,691
REITs - 2.08%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
5.75%, 05/15/2026
(h)
806 838
Diversified Healthcare Trust
4.75%, 05/01/2024 270 277
4.75%, 02/15/2028 140 140
9.75%, 06/15/2025 400 454
EPR Properties
3.75%, 08/15/2029 545 533
4.50%, 04/01/2025 850 873
4.50%, 06/01/2027 775 791
4.75%, 12/15/2026 565 588
4.95%, 04/15/2028 735 762
5.25%, 07/15/2023 600 624
ESH Hospitality Inc
4.63%, 10/01/2027
(h)
3,425 3,502
5.25%, 05/01/2025
(h)
2,704 2,758
FelCor Lodging LP
6.00%, 06/01/2025 100 103
GEO Group Inc/The
5.13%, 04/01/2023
(j)
640 547
5.88%, 10/15/2024
(j)
195 147
6.00%, 04/15/2026 285 204
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h)
25 25
6.00%, 04/15/2025
(h)
80 85
Iron Mountain Inc
4.50%, 02/15/2031
(h)
895 915
4.88%, 09/15/2027
(h)
1,886 1,976
4.88%, 09/15/2029
(h)
1,220 1,271
5.25%, 03/15/2028
(h)
830 874
5.25%, 07/15/2030
(h)
1,055 1,121
5.63%, 07/15/2032
(h)
1,075 1,161
iStar Inc
4.25%, 08/01/2025 380 373
4.75%, 10/01/2024 1,000 1,026
5.50%, 02/15/2026 647 655
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(h)
338 327
5.25%, 03/15/2022
(h)
668 671
5.25%, 10/01/2025
(h)
294 293
Mack-Cali Realty LP
3.15%, 05/15/2023 320 323
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(h)
665 676
4.50%, 09/01/2026 400 425
4.63%, 06/15/2025
(h)
645 684
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc   (continued)
5.63%, 05/01/2024 $ 830 $ 895
5.75%, 02/01/2027 605 680
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 557 565
4.63%, 08/01/2029 835 893
5.00%, 10/15/2027 1,130 1,192
5.25%, 08/01/2026 120 124
New Residential Investment Corp
6.25%, 10/15/2025
(h)
190 190
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(h)
365 382
7.50%, 06/01/2025
(h)
525 568
RHP Hotel Properties LP / RHP Finance Corp
4.75%, 10/15/2027 365 372
5.00%, 04/15/2023 484 486
SBA Communications Corp
3.13%, 02/01/2029
(h)
6,475 6,479
3.88%, 02/15/2027 1,325 1,384
4.00%, 10/01/2022 1,682 1,700
Service Properties Trust
3.95%, 01/15/2028 715 654
4.35%, 10/01/2024 1,025 1,007
4.38%, 02/15/2030 720 655
4.50%, 06/15/2023 750 755
4.50%, 03/15/2025 645 629
4.65%, 03/15/2024 840 834
4.75%, 10/01/2026 740 714
4.95%, 02/15/2027 200 193
4.95%, 10/01/2029 340 324
5.00%, 08/15/2022 745 751
5.25%, 02/15/2026 650 636
7.50%, 09/15/2025 1,000 1,131
Starwood Property Trust Inc
4.75%, 03/15/2025 406 409
5.50%, 11/01/2023
(h)
1,700 1,768
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
7.13%, 12/15/2024
(h)
590 606
7.88%, 02/15/2025
(h)
1,499 1,615
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.00%, 04/15/2023
(h)
412 421
6.50%, 02/15/2029
(h),(k)
985 983
8.25%, 10/15/2023 685 694
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h)
550 560
3.75%, 02/15/2027
(h)
3,640 3,695
4.13%, 08/15/2030
(h)
3,650 3,801
4.25%, 12/01/2026
(h)
2,490 2,575
4.63%, 12/01/2029
(h)
750 797
Washington Prime Group LP
6.45%, 08/15/2024
(j)
580 409
XHR LP
6.38%, 08/15/2025
(h)
385 402
$ 68,950
Retail - 3.22%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(h)
605 614
4.00%, 10/15/2030
(h)
8,860 8,827
4.25%, 05/15/2024
(h)
703 715
4.38%, 01/15/2028
(h)
2,555 2,606
5.75%, 04/15/2025
(h)
375 400

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
99 Escrow Issuer Inc
7.50%, 01/15/2026
(h)
$ 310 $ 301
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(h)
115 109
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(h)
215 239
Asbury Automotive Group Inc
4.75%, 03/01/2030 78 82
Beacon Roofing Supply Inc
4.88%, 11/01/2025
(h)
1,305 1,322
Bed Bath & Beyond Inc
3.75%, 08/01/2024 90 91
4.92%, 08/01/2034 91 87
5.17%, 08/01/2044 441 403
Brinker International Inc
3.88%, 05/15/2023 180 181
5.00%, 10/01/2024
(h)
235 244
Caleres Inc
6.25%, 08/15/2023 3 3
Carvana Co
5.63%, 10/01/2025
(h)
415 429
5.88%, 10/01/2028
(h)
500 519
eG Global Finance PLC
6.75%, 02/07/2025
(h)
605 623
8.50%, 10/30/2025
(h)
515 547
Ferrellgas LP / Ferrellgas Finance Corp
6.75%, 06/15/2023
(j)
385 382
10.00%, 04/15/2025
(h)
620 691
FirstCash Inc
4.63%, 09/01/2028
(h)
715 741
GameStop Corp
10.00%, 03/15/2023
(h)
175 183
Gap Inc/The
8.38%, 05/15/2023
(h),(j)
405 466
8.63%, 05/15/2025
(h)
605 677
8.88%, 05/15/2027
(h)
810 946
Golden Nugget Inc
6.75%, 10/15/2024
(h)
731 733
8.75%, 10/01/2025
(h),(j)
530 549
Group 1 Automotive Inc
4.00%, 08/15/2028
(h)
570 584
Guitar Center Escrow Issuer II Inc
8.50%, 01/15/2026
(h)
310 324
IRB Holding Corp
6.75%, 02/15/2026
(h)
3,140 3,242
7.00%, 06/15/2025
(h)
5,980 6,482
Ken Garff Automotive LLC
4.88%, 09/15/2028
(h)
30 31
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(h)
717 753
5.25%, 06/01/2026
(h)
1,025 1,063
L Brands Inc
5.25%, 02/01/2028 288 304
5.63%, 02/15/2022 705 726
6.63%, 10/01/2030
(h)
870 979
6.75%, 07/01/2036 450 514
6.88%, 07/01/2025
(h)
710 773
6.88%, 11/01/2035 744 863
6.95%, 03/01/2033
(j)
320 341
7.50%, 06/15/2029 358 401
7.60%, 07/15/2037 53 59
9.38%, 07/01/2025
(h)
710 877
LBM Acquisition LLC
6.25%, 01/15/2029
(h)
1,825 1,847
Lithia Motors Inc
4.38%, 01/15/2031
(h)
476 504
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Macy's Inc
8.38%, 06/15/2025
(h)
$ 1,085 $ 1,202
Macy's Retail Holdings LLC
2.88%, 02/15/2023 1,333 1,297
3.63%, 06/01/2024
(j)
540 525
4.30%, 02/15/2043 265 196
4.38%, 09/01/2023 175 172
4.50%, 12/15/2034 485 396
5.13%, 01/15/2042
(j)
265 216
6.38%, 03/15/2037 600 540
6.70%, 07/15/2034
(h)
550 520
Marks & Spencer PLC
7.13%, 12/01/2037
(h)
200 223
Michaels Stores Inc
8.00%, 07/15/2027
(h)
400 429
Murphy Oil USA Inc
4.75%, 09/15/2029 500 532
5.63%, 05/01/2027 695 734
Nordstrom Inc
4.00%, 03/15/2027 515 519
4.38%, 04/01/2030 640 638
5.00%, 01/15/2044 1,030 1,013
6.95%, 03/15/2028 450 524
Penske Automotive Group Inc
5.50%, 05/15/2026 786 815
PetSmart Inc
5.88%, 06/01/2025
(h)
859 885
7.13%, 03/15/2023
(h)
1,535 1,542
8.88%, 06/01/2025
(h)
4,687 4,894
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f),(h),(k)
945 945
7.75%, 02/15/2029
(f),(h),(k)
2,275 2,275
QVC Inc
4.38%, 03/15/2023 1,015 1,072
4.38%, 09/01/2028 400 416
4.45%, 02/15/2025 920 984
4.75%, 02/15/2027 900 965
4.85%, 04/01/2024 910 988
5.45%, 08/15/2034 850 905
5.95%, 03/15/2043 810 839
Rite Aid Corp
7.50%, 07/01/2025
(h)
565 595
7.70%, 02/15/2027 180 180
8.00%, 11/15/2026
(h)
2,275 2,446
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 315 324
Sonic Automotive Inc
6.13%, 03/15/2027 801 843
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(h)
6,210 6,536
SRS Distribution Inc
8.25%, 07/01/2026
(h),(j)
5,410 5,736
Staples Inc
7.50%, 04/15/2026
(h)
2,352 2,399
10.75%, 04/15/2027
(h)
830 805
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.50%, 06/01/2024 403 408
5.88%, 03/01/2027 523 545
White Cap Buyer LLC
6.88%, 10/15/2028
(h)
6,110 6,326
Yum! Brands Inc
3.63%, 03/15/2031 6,200 6,083
3.88%, 11/01/2023 275 288
4.75%, 01/15/2030
(h)
800 859
5.35%, 11/01/2043 208 232

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc   (continued)
6.88%, 11/15/2037 $ 300 $ 386
$ 106,569
Semiconductors - 0.13%
Amkor Technology Inc
6.63%, 09/15/2027
(h)
500 544
ams AG
7.00%, 07/31/2025
(h)
365 401
Microchip Technology Inc
4.25%, 09/01/2025
(h)
1,590 1,665
Qorvo Inc
4.38%, 10/15/2029 860 938
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(h)
868 897
$ 4,445
Software - 2.47%
ACI Worldwide Inc
5.75%, 08/15/2026
(h)
3,200 3,372
Ascend Learning LLC
6.88%, 08/01/2025
(h)
3,343 3,448
6.88%, 08/01/2025
(h)
4,750 4,869
Black Knight InfoServ LLC
3.63%, 09/01/2028
(h)
4,865 4,923
Blackboard Inc
10.38%, 11/15/2024
(h),(j)
365 382
Boxer Parent Co Inc
7.13%, 10/02/2025
(h)
485 524
BY Crown Parent LLC / BY Bond Finance Inc
4.25%, 01/31/2026
(h)
605 620
Camelot Finance SA
4.50%, 11/01/2026
(h)
3,905 4,061
Castle US Holding Corp
9.50%, 02/15/2028
(h)
100 103
CDK Global Inc
4.88%, 06/01/2027 984 1,034
5.00%, 10/15/2024 266 295
5.25%, 05/15/2029
(h)
580 629
5.88%, 06/15/2026 1,445 1,507
Change Healthcare Holdings LLC / Change
Healthcare Finance Inc
5.75%, 03/01/2025
(h)
18,867 19,351
Donnelley Financial Solutions Inc
8.25%, 10/15/2024 740 773
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(h)
339 363
10.25%, 02/15/2027
(h)
360 402
Fair Isaac Corp
4.00%, 06/15/2028
(h)
205 211
5.25%, 05/15/2026
(h)
1,140 1,288
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(h)
90 104
MSCI Inc
3.63%, 09/01/2030
(h)
300 318
3.88%, 02/15/2031
(h)
810 865
4.00%, 11/15/2029
(h)
825 880
4.75%, 08/01/2026
(h)
565 585
5.38%, 05/15/2027
(h)
650 698
Nuance Communications Inc
5.63%, 12/15/2026 430 453
Open Text Corp
3.88%, 02/15/2028
(h)
1,795 1,835
5.88%, 06/01/2026
(h)
1,584 1,647
Open Text Holdings Inc
4.13%, 02/15/2030
(h)
1,785 1,874
PTC Inc
4.00%, 02/15/2028
(h)
381 396
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Rackspace Technology Global Inc
5.38%, 12/01/2028
(h)
$ 230 $ 240
Solera LLC / Solera Finance Inc
10.50%, 03/01/2024
(h)
2,060 2,124
SS&C Technologies Inc
5.50%, 09/30/2027
(h)
15,920 16,879
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 02/01/2023
(h)
350 350
7.50%, 09/01/2025
(h)
2,030 2,086
10.50%, 02/01/2024
(h),(j)
714 715
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(h),(k)
1,575 1,591
$ 81,795
Storage & Warehousing - 0.01%
LBC Tank Terminals Holding Netherlands BV
6.88%, 05/15/2023
(h)
325 327
Telecommunications - 6.03%
Altice France Holding SA
6.00%, 02/15/2028
(h)
1,450 1,461
10.50%, 05/15/2027
(h)
1,050 1,177
Altice France SA/France
5.13%, 01/15/2029
(h)
1,355 1,397
5.50%, 01/15/2028
(h)
1,100 1,145
7.38%, 05/01/2026
(h)
10,956 11,482
8.13%, 02/01/2027
(h)
1,415 1,564
Avaya Inc
6.13%, 09/15/2028
(h)
1,090 1,161
C&W Senior Financing DAC
6.88%, 09/15/2027
(h)
797 848
7.50%, 10/15/2026
(h)
620 656
Cincinnati Bell Inc
8.00%, 10/15/2025
(h)
640 685
CommScope Inc
5.50%, 03/01/2024
(h)
775 796
6.00%, 03/01/2026
(h)
10,020 10,609
7.13%, 07/01/2028
(h)
2,450 2,607
8.25%, 03/01/2027
(h)
3,520 3,784
CommScope Technologies LLC
5.00%, 03/15/2027
(h)
5,390 5,342
6.00%, 06/15/2025
(h)
9,810 10,006
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(h)
9,462 10,108
Consolidated Communications Inc
6.50%, 10/01/2028
(h)
3,890 4,232
DKT Finance ApS
9.38%, 06/17/2023
(h)
125 129
Embarq Corp
8.00%, 06/01/2036 1,067 1,311
Frontier Communications Corp
5.00%, 05/01/2028
(h)
1,375 1,426
5.88%, 10/15/2027
(h)
1,350 1,454
6.75%, 05/01/2029
(h)
950 1,002
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(h)
740 787
GTT Communications Inc
7.88%, 12/31/2024
(h)
17,840 6,423
Hughes Satellite Systems Corp
5.25%, 08/01/2026 559 620
6.63%, 08/01/2026 715 808
Intrado Corp
8.50%, 10/15/2025
(h)
1,405 1,387
Koninklijke KPN NV
7.00%, 03/28/2073
(h),(m)
405 428
USD Swap Semi-Annual 10 Year + 5.21%

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Level 3 Financing Inc
3.63%, 01/15/2029
(h)
$ 1,100 $ 1,095
4.25%, 07/01/2028
(h)
1,075 1,105
4.63%, 09/15/2027
(h)
825 859
5.25%, 03/15/2026 1,680 1,732
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(h),(i),(l)
2,370 2,383
LogMeIn Inc
5.50%, 09/01/2027
(h)
710 743
Lumen Technologies Inc
4.00%, 02/15/2027
(h)
850 879
5.13%, 12/15/2026
(h)
950 1,010
5.63%, 04/01/2025 345 376
5.80%, 03/15/2022 1,005 1,050
6.75%, 12/01/2023 455 505
6.88%, 01/15/2028 202 236
7.50%, 04/01/2024 770 868
7.60%, 09/15/2039 422 522
7.65%, 03/15/2042 580 718
Nokia Oyj
3.38%, 06/12/2022 160 165
4.38%, 06/12/2027 410 453
6.63%, 05/15/2039 216 283
Plantronics Inc
5.50%, 05/31/2023
(h)
432 434
QualityTech LP / QTS Finance Corp
3.88%, 10/01/2028
(h)
1,375 1,403
Sprint Capital Corp
6.88%, 11/15/2028 1,987 2,556
8.75%, 03/15/2032 1,588 2,426
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,380
Sprint Corp
7.13%, 06/15/2024 4,983 5,810
7.63%, 02/15/2025 1,764 2,108
7.63%, 03/01/2026 1,185 1,460
7.88%, 09/15/2023 3,907 4,513
Switch Ltd
3.75%, 09/15/2028
(h)
3,675 3,753
Telecom Italia Capital SA
6.00%, 09/30/2034 809 967
6.38%, 11/15/2033 805 993
7.20%, 07/18/2036 807 1,066
7.72%, 06/04/2038 550 773
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(h)
1,210 1,315
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(h)
93 97
6.50%, 10/15/2027
(h)
445 471
T-Mobile USA Inc
2.25%, 02/15/2026 885 894
4.00%, 04/15/2022 142 146
4.50%, 02/01/2026 1,250 1,279
4.75%, 02/01/2028 1,320 1,410
5.38%, 04/15/2027 731 779
6.00%, 04/15/2024 1,807 1,827
Trilogy International Partners LLC / Trilogy
International Finance Inc
8.88%, 05/01/2022
(h)
690 667
United States Cellular Corp
6.70%, 12/15/2033 300 388
VEON Holdings BV
3.38%, 11/25/2027
(h)
1,465 1,502
4.00%, 04/09/2025
(h)
1,230 1,296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Viasat Inc
5.63%, 09/15/2025
(h)
$ 20,076 $ 20,477
5.63%, 04/15/2027
(h)
4,575 4,810
6.50%, 07/15/2028
(h)
1,630 1,760
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(h)
2,815 2,808
Vodafone Group PLC
7.00%, 04/04/2079
(m)
2,050 2,546
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(h)
1,415 1,433
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
16,325 16,371
6.13%, 03/01/2028
(h)
6,550 6,813
$ 199,548
Toys, Games & Hobbies - 0.12%
Mattel Inc
3.15%, 03/15/2023 1,000 1,016
5.45%, 11/01/2041 810 895
5.88%, 12/15/2027
(h)
550 607
6.20%, 10/01/2040 150 175
6.75%, 12/31/2025
(h)
1,330 1,397
$ 4,090
Transportation - 0.18%
Altera Infrastructure LP/Teekay Offshore Finance
Corp
8.50%, 07/15/2023
(h)
830 758
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(h)
405 421
Kenan Advantage Group Inc/The
7.88%, 07/31/2023
(h)
322 320
Teekay Corp
9.25%, 11/15/2022
(h)
250 253
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(h)
1,570 1,684
Western Global Airlines LLC
10.38%, 08/15/2025
(h)
215 240
XPO CNW Inc
6.70%, 05/01/2034 237 282
XPO Logistics Inc
6.25%, 05/01/2025
(h)
910 977
6.75%, 08/15/2024
(h)
970 1,028
$ 5,963
Trucking & Leasing - 0.11%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(h),(m)
400 416
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
6.50%, 10/01/2025
(h)
1,160 1,200
6.75%, 03/15/2022
(h)
1,150 1,150
9.75%, 08/01/2027
(h)
825 933
$ 3,699
TOTAL BONDS $ 2,804,515
SENIOR FLOATING RATE INTERESTS
- 12.21%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.49%
Clarios Global LP
3.64%, 04/30/2026
(o)
$ 2,902 $ 2,897
3 Month USD LIBOR + 3.50%
Dexko Global Inc
9.25%, 07/24/2025
(o)
13,518 13,416
3 Month USD LIBOR + 8.25%
$ 16,313

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.05%
CP Atlas Buyer Inc
5.25%, 11/19/2027
(o)
$ 1,256 $ 1,256
1 Month USD LIBOR + 4.50%
5.25%, 11/19/2027
(o)
419 419
1 Month USD LIBOR + 4.50%
$ 1,675
Chemicals - 0.36%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(o)
4,040 4,054
1 Month USD LIBOR + 7.75%
NIC Acquisition Corp
0.00%, 01/12/2029
(o),(p)
7,900 7,969
1 Month USD LIBOR + 7.75%
$ 12,023
Commercial Services - 1.08%
Cast & Crew Payroll LLC
0.00%, 01/16/2026
(o),(p)
1,450 1,428
1 Month USD LIBOR + 3.75%
CoreCivic Inc
5.50%, 12/12/2024
(o)
3,016 2,921
1 Month USD LIBOR + 4.50%
KUEHG Corp
4.75%, 02/21/2025
(o)
2,074 2,003
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(o)
12,738 12,152
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/13/2025
(o)
2,074 1,994
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(o)
6,500 6,272
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.96%, 09/27/2024
(o)
4,684 4,676
3 Month USD LIBOR + 2.75%
Revint Intermediate II LLC
5.75%, 10/15/2027
(o)
4,450 4,469
1 Month USD LIBOR + 5.00%
$ 35,915
Cosmetics & Personal Care - 0.34%
Wellness Merger Sub Inc
11.00%, 06/27/2025
(o)
11,209 11,204
3 Month USD LIBOR + 8.75%
Distribution & Wholesale - 0.11%
American Tire Distributors Inc
7.00%, 09/01/2023
(o)
2,297 2,225
3 Month USD LIBOR + 6.00%
8.50%, 09/03/2024
(o)
1,501 1,447
3 Month USD LIBOR + 7.50%
$ 3,672
Electronics - 0.50%
Deliver Buyer Inc
0.00%, 05/01/2024
(o),(p)
3,880 3,897
1 Month USD LIBOR + 6.25%
5.25%, 05/01/2024
(o)
12,573 12,510
3 Month USD LIBOR + 5.00%
$ 16,407
Engineering & Construction - 0.74%
Brand Industrial Services Inc
5.25%, 06/21/2024
(o)
7,570 7,471
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(o)
13,149 12,978
3 Month USD LIBOR + 4.25%
USIC Holdings Inc
4.00%, 12/08/2023
(o)
4,165 4,159
3 Month USD LIBOR + 3.25%
$ 24,608
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0.78%
18 Fremont Street Acquisition LLC
9.50%, 08/09/2025
(o)
$ 13,420 $ 13,420
1 Month USD LIBOR + 8.00%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(o)
3,753 3,612
3 Month USD LIBOR + 2.50%
Playtika Holding Corp
7.00%, 12/10/2024
(o)
8,919 8,964
1 Month USD LIBOR + 6.00%
$ 25,996
Environmental Control - 0.27%
Packers Holdings LLC
4.00%, 12/04/2024
(o)
5,389 5,387
3 Month USD LIBOR + 3.25%
4.75%, 12/04/2024
(o)
3,650 3,682
1 Month USD LIBOR + 4.00%
$ 9,069
Healthcare - Services - 1.62%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(o)
1,438 1,434
3 Month USD LIBOR + 3.50%
Aveanna Healthcare LLC
9.00%, 03/16/2025
(o)
11,670 11,641
3 Month USD LIBOR + 8.00%
Cano Health LLC
6.00%, 11/19/2027
(o)
4,655 4,632
1 Month USD LIBOR + 4.75%
Dental Corp of Canada Inc
8.50%, 06/01/2026
(o)
17,346 17,346
3 Month USD LIBOR + 7.50%
Dentalcorp Health Services ULC
4.75%, 06/01/2025
(o)
4,682 4,639
3 Month USD LIBOR + 3.75%
GHX Ultimate Parent Corp
0.00%, 06/28/2024
(o),(p)
575 574
3 Month USD LIBOR + 3.25%
Midwest Physician Administrative Services LLC
7.75%, 08/11/2025
(o)
4,475 4,438
3 Month USD LIBOR + 7.00%
Sound Inpatient Physicians Holdings LLC
7.75%, 06/26/2026
(o)
5,425 5,434
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(o)
3,400 3,408
1 Month USD LIBOR + 4.25%
$ 53,546
Insurance - 2.29%
Asurion LLC
0.00%, 07/29/2027
(o),(p)
3,740 3,716
0.00%, 01/29/2028
(o),(p)
9,180 9,249
0.00%, 01/29/2028
(o),(p)
14,900 15,012
6.64%, 08/04/2025
(o)
21,795 21,795
3 Month USD LIBOR + 6.50%
6.64%, 08/04/2025
(o)
25,929 25,929
3 Month USD LIBOR + 6.50%
$ 75,701
Internet - 0.70%
CNT Holdings
7.50%, 12/16/2028
(o)
4,430 4,519
3 Month USD LIBOR + 3.75%
MH Sub I LLC
7.62%, 09/15/2025
(o)
16,119 16,146
3 Month USD LIBOR + 7.50%
Ten-X LLC
0.00%, 09/27/2024
(o),(p)
2,791 2,641
3 Month USD LIBOR + 4.00%
$ 23,306

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0.24%
Masergy Holdings Inc
8.50%, 12/16/2024
(o)
$ 5,393 $ 5,373
3 Month USD LIBOR + 7.50%
Zest Acquisition Corp
8.50%, 03/06/2026
(o)
2,580 2,438
3 Month USD LIBOR + 7.50%
$ 7,811
Lodging - 0.17%
Caesars Resort Collection LLC
4.64%, 07/20/2025
(o)
5,636 5,629
1 Month USD LIBOR + 4.50%
Machinery - Diversified - 0.51%
Engineered Machinery Holdings Inc
8.25%, 07/25/2025
(o)
16,681 16,751
3 Month USD LIBOR + 7.25%
Miscellaneous Manufacturers - 0.02%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(l),(o)
576 564
1 Month USD LIBOR + 9.50%
Pharmaceuticals - 0.34%
Lanai Holdings III Inc
1.00%, PIK 10.50%, 08/28/2023
(l),(o)
5,714 5,514
3 Month USD LIBOR + 10.50%
Option Care Health Inc
0.00%, 08/06/2026
(o),(p)
2,950 2,956
1 Month USD LIBOR + 4.50%
PetVet Care Centers LLC
5.25%, 02/14/2025
(o)
2,239 2,246
1 Month USD LIBOR + 4.25%
Southern Veterinary Partners LLC
8.75%, 10/02/2028
(o)
500 503
1 Month USD LIBOR + 7.75%
$ 11,219
Retail - 0.19%
Zaxby's Operating
7.25%, 12/08/2028
(o)
6,200 6,262
1 Month USD LIBOR + 6.50%
Software - 1.38%
Applied Systems Inc
8.00%, 09/19/2025
(o)
4,850 4,874
3 Month USD LIBOR + 7.00%
Ascend Learning LLC
4.00%, 07/12/2024
(o)
7,994 7,983
3 Month USD LIBOR + 3.00%
4.75%, 07/12/2024
(o)
1,696 1,701
1 Month USD LIBOR + 3.75%
CommerceHub
7.75%, 12/02/2028
(o)
2,725 2,766
1 Month USD LIBOR + 7.00%
Greeneden US Holdings II LLC
4.75%, 10/08/2027
(o)
9,225 9,253
1 Month USD LIBOR + 4.00%
Informatica LLC
7.13%, 02/14/2025
(o)
7,297 7,461
Skillsoft
8.50%, 04/27/2025
(o)
3,235 3,219
3 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(o)
5,300 5,315
1 Month USD LIBOR + 3.75%
Ultimate Software Group Inc/The
7.50%, 05/03/2027
(o)
3,175 3,278
1 Month USD LIBOR + 6.75%
$ 45,850
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.03%
GTT Communications
2.50%, PIK 6.00%, 12/31/2021
(l),(o)
$ 860 $ 843
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 404,364
Total Investments $ 3,353,704
Other Assets and Liabilities -  (1.29)% (42,731)
TOTAL NET ASSETS - 100.00% $ 3,310,973
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,972 or 0.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $29,592 or
0.89% of net assets.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,949,925 or 58.89% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,148 or 0.43% of net assets.
(k) Security purchased on a when-issued basis.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(n) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after January 31, 2021, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 18.75%
Consumer, Non-cyclical 17.58%
Communications 15.12%
Financial 13.66%
Energy 10.57%
Industrial 10.51%
Technology 4.96%
Basic Materials 4.90%
Money Market Funds 4.01%
Utilities 1.18%
Diversified 0.05%
Other Assets and Liabilities
(1.29)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,168 $ 477,641 $ 494,435 $ 128,374
$ 145,168 $ 477,641 $ 494,435 $ 128,374
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
General Motors Co - Escrow   0.00%, 07/15/2033 04/11/2013 $ — $ — 0.00%
General Motors Co - Escrow   0.00%, 03/06/2032 04/11/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 09/01/2025 01/31/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 03/15/2036 01/31/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 05/01/2028 01/31/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 07/15/2033 01/31/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 07/15/2023 01/31/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 12/01/2020 04/11/2013 — — 0.00%
General Motors Co - Escrow   0.00%, 12/01/2020 04/11/2013 — — 0.00%
High Ridge Brands - Escrow   0.00%, 03/15/2025 10/27/2017-01/24/2018 4,690 78 0.00%
Real Alloy Holding Inc   0.00%, 11/30/2023 05/31/2018-06/30/2020 4,697 4,697 0.14%
Specialty Steel   11.00%, 11/15/2022 11/15/2017 8,680 8,680 0.26%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,332 0.13%
Utex Industries - Warrants, 12/04/2025 12/03/2020 — — 0.00%
Total $ 17,787 0.53%
Amounts in thousands.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 02/22/2021 $ 6,494 EUR 5,463 $ — $ (138)
Total $ — $ (138)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.35 N/A 5.00% Quarterly 12/20/2025 $ 26,500 $ 2,173 $ (24) $ 2,149
Total $ 2,173 $ (24) $ 2,149
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $26,500.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .04 % Shares Held Value (000's)
Money Market Funds - 4 .04%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,023,292 $ 2,023
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
122,176,765 122,177
$ 124,200
TOTAL INVESTMENT COMPANIES $ 124,200
COMMON STOCKS - 0 .55 % Shares Held Value (000's)
Energy - Alternate Sources - 0 .00%
Ogden Corp - Escrow
(d),(e),(f)
5,000,000 $ —
Oil & Gas - 0 .52%
EP Energy Corp
(d)
161,700 6,468
Mesquite Energy Inc
(d),(e),(f)
15,341 60
Oasis Petroleum Inc
(d)
222,038 8,320
Unit Corp
(d)
139,288 1,278
$ 16,126
Retail - 0 .03%
Claire's Holdings LLC
(d)
4,036 767
TOTAL COMMON STOCKS $ 16,893
BONDS - 88 .41%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .19%
Signature Aviation US Holdings Inc
4.00%, 03/01/2028
(g)
$ 8,250 $ 8,410
5.38%, 05/01/2026
(g)
6,470 6,630
SSL Robotics LLC
9.75%, 12/31/2023
(g)
10,570 11,932
TransDigm Inc
5.50%, 11/15/2027 5,945 6,134
6.25%, 03/15/2026
(g)
12,880 13,584
7.50%, 03/15/2027 3,875 4,146
8.00%, 12/15/2025
(g)
1,065 1,165
Triumph Group Inc
7.75%, 08/15/2025
(h)
11,980 11,231
8.88%, 06/01/2024
(g)
3,680 4,048
$ 67,280
Airlines - 1 .03%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,442 1,298
Delta Air Lines Inc
7.00%, 05/01/2025
(g)
4,540 5,265
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
6,210 6,870
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g),(i)
8,000 8,295
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(g)
4,910 5,370
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,574 4,470
$ 31,568
Automobile Manufacturers - 3 .17%
Ford Motor Co
8.50%, 04/21/2023 13,895 15,558
9.00%, 04/22/2025 15,580 18,948
9.63%, 04/22/2030 1,225 1,736
Ford Motor Credit Co LLC
4.14%, 02/15/2023 14,373 14,804
4.39%, 01/08/2026 5,025 5,346
4.54%, 08/01/2026 9,495 10,160
5.13%, 06/16/2025 5,430 5,898
Navistar International Corp
6.63%, 11/01/2025
(g)
19,843 20,684
9.50%, 05/01/2025
(g)
3,875 4,314
$ 97,448
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 1 .07%
American Axle & Manufacturing Inc
6.25%, 04/01/2025
(h)
$ 425 $ 438
6.25%, 03/15/2026 3,480 3,558
6.88%, 07/01/2028
(h)
4,470 4,699
Dana Inc
5.38%, 11/15/2027 9,100 9,555
5.63%, 06/15/2028 5,040 5,374
Tenneco Inc
7.88%, 01/15/2029
(g)
8,260 9,292
$ 32,916
Banks - 2 .31%
Barclays PLC
5.09%, 06/20/2030
(j)
6,395 7,509
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(j),(k),(l)
9,830 10,705
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 06/15/2022
(h),(j),(k)
7,324 7,441
3 Month USD LIBOR + 3.97%
Citigroup Inc
4.70%, 01/30/2025
(j),(k)
7,300 7,464
United States Secured Overnight Financing
Rate + 3.23%
Deutsche Bank AG
4.30%, 05/24/2028
(j)
7,350 7,541
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 10/30/2025
(j),(k),(l)
7,955 7,726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 02/01/2025
(j),(k)
11,720 12,060
United States Secured Overnight Financing
Rate + 3.13%
Popular Inc
6.13%, 09/14/2023 9,720 10,478
$ 70,924
Building Materials - 1 .84%
Builders FirstSource Inc
5.00%, 03/01/2030
(g)
4,065 4,345
6.75%, 06/01/2027
(g)
6,205 6,678
Griffon Corp
5.75%, 03/01/2028 12,075 12,769
Norbord Inc
5.75%, 07/15/2027
(g)
8,250 8,874
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(g)
13,080 13,744
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(g)
9,695 10,204
$ 56,614
Chemicals - 1 .91%
Aruba Investments Inc
8.75%, 02/15/2023
(g)
15,278 15,316
CF Industries Inc
4.95%, 06/01/2043 3,860 4,603
5.15%, 03/15/2034 6,510 8,007
5.38%, 03/15/2044 1,985 2,511
Consolidated Energy Finance SA
6.50%, 05/15/2026
(g)
12,785 12,849
6.88%, 06/15/2025
(g)
7,475 7,606
Element Solutions Inc
3.88%, 09/01/2028
(g)
6,520 6,565
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
1,375 1,440
$ 58,897

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 2 .96%
Ahern Rentals Inc
7.38%, 05/15/2023
(g)
$ 17,324 $ 12,820
Brink's Co/The
4.63%, 10/15/2027
(g)
2,800 2,921
5.50%, 07/15/2025
(g)
6,240 6,630
Garda World Security Corp
9.50%, 11/01/2027
(g)
8,886 9,752
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
3,240 3,205
6.25%, 01/15/2028
(g)
11,145 11,869
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(g)
11,680 12,463
8.25%, 11/15/2026
(g)
4,745 5,172
Tms International Holding Corp
7.25%, 08/15/2025
(g)
11,135 11,302
United Rentals North America Inc
3.88%, 02/15/2031 8,745 9,141
4.88%, 01/15/2028 2,815 3,001
5.25%, 01/15/2030 2,595 2,874
$ 91,150
Computers - 0 .81%
Austin BidCo Inc
7.13%, 12/15/2028
(g)
2,490 2,580
Dell International LLC / EMC Corp
4.90%, 10/01/2026
(g)
13,975 16,308
7.13%, 06/15/2024
(g)
5,880 6,117
$ 25,005
Consumer Products - 0 .65%
Central Garden & Pet Co
4.13%, 10/15/2030 6,300 6,586
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
4,335 4,422
Prestige Brands Inc
5.13%, 01/15/2028
(g)
2,615 2,781
6.38%, 03/01/2024
(g)
2,205 2,249
Spectrum Brands Inc
5.00%, 10/01/2029
(g)
3,805 4,027
$ 20,065
Distribution & Wholesale - 1 .27%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(g)
12,455 12,844
5.88%, 05/15/2026
(g)
6,930 7,181
Avient Corp
5.75%, 05/15/2025
(g)
11,475 12,178
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
6,805 6,775
$ 38,978
Diversified Financial Services - 2 .73%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
11,870 12,051
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Avation Capital SA
6.50%, 05/15/2021
(g)
5,900 4,336
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
7,605 7,814
6.63%, 03/15/2026 3,410 3,615
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(m),(n)
6,974 6,242
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(g)
7,305 7,542
Navient Corp
6.75%, 06/25/2025 5,915 6,481
6.75%, 06/15/2026 4,905 5,414
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
4.00%, 09/15/2030 $ 6,460 $ 6,517
6.63%, 01/15/2028 2,730 3,187
6.88%, 03/15/2025 11,790 13,529
7.13%, 03/15/2026 3,140 3,674
8.88%, 06/01/2025 3,095 3,454
$ 83,856
Electric - 1 .06%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(g)
9,910 10,667
Elwood Energy LLC
8.16%, 07/05/2026 3,723 3,946
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
7,190 7,622
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
9,895 10,465
$ 32,700
Electrical Components & Equipment - 0 .80%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
8,365 8,553
4.75%, 06/15/2028
(g)
7,495 7,813
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,235 1,346
7.25%, 06/15/2028
(g)
6,165 6,926
$ 24,638
Electronics - 0 .47%
Sensata Technologies BV
5.00%, 10/01/2025
(g)
6,405 7,061
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
4,515 4,634
4.38%, 02/15/2030
(g)
2,440 2,626
$ 14,321
Engineering & Construction - 0 .66%
MasTec Inc
4.50%, 08/15/2028
(g)
15,010 15,810
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
4,395 4,571
$ 20,381
Entertainment - 4 .05%
Boyne USA Inc
7.25%, 05/01/2025
(g)
12,390 12,916
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
7,915 8,374
8.13%, 07/01/2027
(g)
13,150 14,432
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(g)
12,290 12,266
CCM Merger Inc
6.38%, 05/01/2026
(g)
9,860 10,452
Enterprise Development Authority/The
12.00%, 07/15/2024
(g)
9,605 10,806
International Game Technology PLC
5.25%, 01/15/2029
(g)
6,590 7,035
6.25%, 01/15/2027
(g)
2,030 2,319
6.50%, 02/15/2025
(g)
7,815 8,655
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(g)
4,890 4,991
6.38%, 02/01/2024
(g)
6,795 6,948
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In
8.50%, 11/15/2027
(g)
9,135 9,800
Scientific Games International Inc
7.25%, 11/15/2029
(g)
1,770 1,907
8.63%, 07/01/2025
(g)
12,595 13,618
$ 124,519

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 4 .59%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 03/15/2029
(g)
$ 10,000 $ 9,875
4.63%, 01/15/2027
(g)
18,280 19,157
5.75%, 03/15/2025 436 451
5.88%, 02/15/2028
(g)
905 976
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
7,450 7,599
7.50%, 04/15/2025
(g)
5,786 5,974
Fresh Market Inc/The
9.75%, 05/01/2023
(g)
7,360 7,608
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(g)
14,775 15,163
Kraft Heinz Foods Co
3.75%, 04/01/2030 8,770 9,403
4.25%, 03/01/2031 12,220 13,729
4.38%, 06/01/2046 12,625 13,411
Post Holdings Inc
4.63%, 04/15/2030
(g)
21,739 22,641
5.00%, 08/15/2026
(g)
7,465 7,700
TreeHouse Foods Inc
4.00%, 09/01/2028 7,470 7,545
$ 141,232
Forest Products & Paper - 0 .41%
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
3,570 3,694
Mercer International Inc
5.13%, 02/01/2029
(g)
3,760 3,820
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
4,886 5,002
$ 12,516
Healthcare - Products - 0 .63%
Avantor Funding Inc
4.63%, 07/15/2028
(g)
7,045 7,416
Hologic Inc
3.25%, 02/15/2029
(g)
11,945 12,124
$ 19,540
Healthcare - Services - 5 .23%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
4,855 5,110
AHP Health Partners Inc
9.75%, 07/15/2026
(g)
7,155 7,835
Centene Corp
3.00%, 10/15/2030 22,040 23,053
3.38%, 02/15/2030 12,025 12,596
4.25%, 12/15/2027 9,685 10,245
5.38%, 06/01/2026
(g)
1,455 1,528
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(g)
4,775 5,014
8.00%, 03/15/2026
(g)
14,600 15,695
8.00%, 12/15/2027
(g)
5,035 5,482
DaVita Inc
4.63%, 06/01/2030
(g)
7,240 7,611
HCA Inc
3.50%, 09/01/2030 24,940 25,854
5.50%, 06/15/2047 6,070 7,850
LifePoint Health Inc
5.38%, 01/15/2029
(g)
10,370 10,448
Tenet Healthcare Corp
4.63%, 07/15/2024 13,860 14,119
6.13%, 10/01/2028
(g)
5,150 5,394
7.50%, 04/01/2025
(g)
2,930 3,166
$ 161,000
Home Builders - 2 .05%
Century Communities Inc
5.88%, 07/15/2025 6,775 7,046
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Empire Communities Corp
7.00%, 12/15/2025
(g)
$ 6,240 $ 6,588
Forestar Group Inc
5.00%, 03/01/2028
(g)
8,370 8,715
8.00%, 04/15/2024
(g)
10,685 11,206
LGI Homes Inc
6.88%, 07/15/2026
(g)
13,710 14,481
Picasso Finance Sub Inc
6.13%, 06/15/2025
(g)
4,800 5,126
Taylor Morrison Communities Inc
5.75%, 01/15/2028
(g)
1,535 1,731
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(g)
5,500 5,968
Williams Scotsman International Inc
4.63%, 08/15/2028
(g)
2,180 2,245
$ 63,106
Insurance - 2 .11%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f),(g),(i)
5,275 5,275
8.13%, 02/15/2024
(g)
8,020 8,373
AssuredPartners Inc
7.00%, 08/15/2025
(g)
6,800 7,004
Voya Financial Inc
5.65%, 05/15/2053
(j)
41,717 44,220
3 Month USD LIBOR + 3.58%
$ 64,872
Internet - 0 .98%
Endurance Acquisition Merger Sub
6.00%, 02/15/2029
(g),(i)
10,585 10,426
Netflix Inc
4.38%, 11/15/2026 14,505 16,586
5.38%, 11/15/2029
(g)
2,440 3,044
$ 30,056
Iron & Steel - 0 .68%
Cleveland-Cliffs Inc
6.38%, 10/15/2025
(g)
9,710 9,613
6.75%, 03/15/2026
(g)
1,125 1,210
Commercial Metals Co
4.88%, 05/15/2023 9,523 10,023
$ 20,846
Leisure Products & Services - 1 .05%
Life Time Inc
5.75%, 01/15/2026
(g)
6,730 6,798
NCL Corp Ltd
12.25%, 05/15/2024
(g)
11,120 12,997
Viking Cruises Ltd
13.00%, 05/15/2025
(g)
2,460 2,875
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
10,010 9,713
$ 32,383
Lodging - 0 .23%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(g)
3,940 4,158
5.75%, 05/01/2028
(g)
2,626 2,823
$ 6,981
Machinery - Diversified - 0 .45%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(g)
13,355 13,956
Media - 7 .38%
Altice Financing SA
7.50%, 05/15/2026
(g)
14,435 15,139
AMC Networks Inc
4.75%, 08/01/2025 14,650 15,089
5.00%, 04/01/2024 2,750 2,794

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
$ 1,850 $ 1,901
4.50%, 08/15/2030
(g)
15,960 16,808
4.75%, 03/01/2030
(g)
17,645 18,769
5.38%, 06/01/2029
(g)
9,270 10,058
CSC Holdings LLC
4.63%, 12/01/2030
(g)
3,400 3,468
5.50%, 04/15/2027
(g)
3,195 3,370
6.50%, 02/01/2029
(g)
22,203 24,701
7.50%, 04/01/2028
(g)
2,872 3,188
DISH DBS Corp
5.88%, 11/15/2024 12,915 13,383
7.38%, 07/01/2028 6,725 7,002
7.75%, 07/01/2026 1,785 1,950
Gray Television Inc
4.75%, 10/15/2030
(g)
6,835 6,818
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(g)
9,580 10,325
Meredith Corp
6.88%, 02/01/2026 10,235 10,349
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
2,140 2,178
6.50%, 09/15/2028
(g)
4,695 4,941
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
635 635
5.38%, 01/15/2031
(g),(h)
5,795 5,853
Sirius XM Radio Inc
4.13%, 07/01/2030
(g)
7,500 7,734
UPC Holding BV
5.50%, 01/15/2028
(g)
17,570 18,361
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
13,915 14,576
Ziggo BV
5.50%, 01/15/2027
(g)
7,245 7,599
$ 226,989
Metal Fabrication & Hardware - 0 .42%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(g)
5,810 6,115
Park-Ohio Industries Inc
6.63%, 04/15/2027 6,640 6,673
$ 12,788
Mining - 3 .85%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,465 18
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
4,250 4,584
7.25%, 04/01/2023
(g)
3,185 3,253
7.50%, 04/01/2025
(g)
6,720 6,947
Freeport-McMoRan Inc
4.25%, 03/01/2030 10,955 11,876
4.63%, 08/01/2030 6,475 7,189
Hudbay Minerals Inc
6.13%, 04/01/2029
(g)
3,135 3,323
7.63%, 01/15/2025
(g)
9,985 10,394
IAMGOLD Corp
5.75%, 10/15/2028
(g)
13,360 13,690
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(g)
3,896 4,395
New Gold Inc
7.50%, 07/15/2027
(g)
12,105 13,076
Novelis Corp
4.75%, 01/30/2030
(g)
14,310 15,050
Taseko Mines Ltd
7.00%, 02/15/2026
(g),(i)
14,905 14,849
8.75%, 06/15/2022
(g)
9,405 9,645
$ 118,289
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 7 .40%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(g),(i)
$ 7,745 $ 7,919
Antero Resources Corp
5.00%, 03/01/2025 3,382 3,204
7.63%, 02/01/2029
(g)
3,880 3,967
8.38%, 07/15/2026
(g)
4,059 4,283
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
13,725 13,107
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(e),(f)
11,835 —
Comstock Resources Inc
7.50%, 05/15/2025
(g)
5,775 5,905
9.75%, 08/15/2026 17,675 18,824
Continental Resources Inc/OK
5.75%, 01/15/2031
(g)
7,635 8,263
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
7,325 7,307
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(g)
7,665 7,933
6.63%, 07/15/2025
(g)
5,520 5,896
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g),(h)
5,175 5,215
6.00%, 02/01/2031
(g)
4,530 4,598
MEG Energy Corp
5.88%, 02/01/2029
(g),(i)
4,410 4,377
6.50%, 01/15/2025
(g)
6,001 6,182
7.00%, 03/31/2024
(g)
5,790 5,869
7.13%, 02/01/2027
(g)
4,035 4,166
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 21
Occidental Petroleum Corp
2.90%, 08/15/2024 8,070 7,788
3.40%, 04/15/2026 9,415 9,094
4.40%, 04/15/2046 11,285 9,920
5.88%, 09/01/2025 13,390 14,120
6.13%, 01/01/2031 7,015 7,692
6.63%, 09/01/2030 7,720 8,666
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(g),(h)
7,970 4,344
Southwestern Energy Co
7.75%, 10/01/2027 22,220 23,553
Transocean Inc
11.50%, 01/30/2027
(g)
2,058 1,590
WPX Energy Inc
4.50%, 01/15/2030 12,640 13,392
5.25%, 10/15/2027 3,140 3,310
5.75%, 06/01/2026 2,177 2,285
5.88%, 06/15/2028 4,490 4,862
$ 227,652
Packaging & Containers - 2 .84%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(g)
5,015 5,172
5.25%, 08/15/2027
(g)
4,725 4,910
6.00%, 02/15/2025
(g)
9,265 9,543
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(g)
5,895 5,991
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
13,810 14,587
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 5,490 5,692

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 $ 13,099 $ 15,915
Flex Acquisition Co Inc
6.88%, 01/15/2025
(g)
6,090 6,189
7.88%, 07/15/2026
(g)
5,705 5,962
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(g)
13,530 13,337
$ 87,298
Pharmaceuticals - 0 .60%
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
12,710 14,105
Endo Dac / Endo Finance LLC / Endo Finco Inc
6.00%, 06/30/2028
(g)
5,310 4,500
$ 18,605
Pipelines - 4 .12%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 5,790 5,801
5.75%, 03/01/2027
(g)
9,965 9,938
Buckeye Partners LP
3.95%, 12/01/2026 6,905 6,955
4.13%, 12/01/2027 6,220 6,363
5.85%, 11/15/2043 1,860 1,855
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
14,640 14,168
EnLink Midstream LLC
5.63%, 01/15/2028
(g)
12,835 12,811
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
6,285 6,575
6.50%, 07/01/2027
(g)
8,050 8,695
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
6,140 6,449
Hess Midstream Operations LP
5.63%, 02/15/2026
(g)
10,520 10,876
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,510
6.00%, 06/01/2026 2,835 3,012
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(g)
7,705 7,724
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 4,317 4,522
6.50%, 07/15/2027 9,712 10,440
$ 126,694
Real Estate - 0 .22%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
6,295 6,847
REITs - 1 .12%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(g)
2,360 2,375
6.00%, 04/15/2025
(g)
4,095 4,351
Iron Mountain Inc
5.00%, 07/15/2028
(g)
6,360 6,684
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028
(g)
3,590 3,760
7.50%, 06/01/2025
(g)
4,180 4,520
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(g)
6,295 6,555
4.63%, 12/01/2029
(g)
5,765 6,125
$ 34,370
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 4 .13%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(g)
$ 5,310 $ 5,290
5.75%, 04/15/2025
(g)
2,160 2,306
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
7,430 8,247
Academy Ltd
6.00%, 11/15/2027
(g)
9,965 10,501
BCPE Ulysses Intermediate Inc
7.75%, PIK 0.00%; 04/01/2027
(g),(m),(n)
4,875 4,851
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
9,025 9,476
Gap Inc/The
8.38%, 05/15/2023
(g),(h)
7,861 9,045
IRB Holding Corp
6.75%, 02/15/2026
(g)
3,635 3,753
7.00%, 06/15/2025
(g)
6,015 6,520
L Brands Inc
6.63%, 10/01/2030
(g)
3,730 4,196
6.75%, 07/01/2036 8,725 9,968
6.88%, 07/01/2025
(g)
2,535 2,761
9.38%, 07/01/2025
(g)
4,345 5,366
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
1,905 1,928
Park River Holdings Inc
5.63%, 02/01/2029
(g)
7,795 7,746
PetSmart Inc
5.88%, 06/01/2025
(g)
7,095 7,308
7.13%, 03/15/2023
(g)
7,200 7,233
8.88%, 06/01/2025
(g)
8,025 8,379
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f),(g),(i)
4,000 4,000
7.75%, 02/15/2029
(f),(g),(i)
2,750 2,750
Yum! Brands Inc
3.63%, 03/15/2031 3,750 3,679
4.75%, 01/15/2030
(g)
1,680 1,803
$ 127,106
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e),(f)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e),(f)
2,000 —
$ —
Semiconductors - 0 .39%
Sensata Technologies UK Financing Co PLC
6.25%, 02/15/2026
(g)
11,500 11,878
Software - 0 .60%
Open Text Corp
3.88%, 02/15/2028
(g)
11,250 11,503
5.88%, 06/01/2026
(g)
6,635 6,901
$ 18,404
Telecommunications - 5 .55%
Altice France Holding SA
10.50%, 05/15/2027
(g)
7,205 8,079
Altice France SA/France
5.13%, 01/15/2029
(g)
4,875 5,027
5.50%, 01/15/2028
(g)
3,595 3,743
8.13%, 02/01/2027
(g)
6,375 7,045
CommScope Inc
7.13%, 07/01/2028
(g)
6,510 6,927
8.25%, 03/01/2027
(g)
22,580 24,274
Embarq Corp
8.00%, 06/01/2036 14,230 17,488
Level 3 Financing Inc
3.63%, 01/15/2029
(g)
10,595 10,542
4.25%, 07/01/2028
(g)
5,660 5,817

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
$ 4,120 $ 4,260
4.50%, 01/15/2029
(g)
4,337 4,452
Sprint Corp
7.13%, 06/15/2024 8,840 10,308
7.88%, 09/15/2023 14,995 17,319
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,850
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
13,065 14,201
T-Mobile USA Inc
2.63%, 02/15/2029 11,995 12,057
6.50%, 01/15/2026 1,120 1,155
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g)
6,910 6,997
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
7,110 7,130
$ 170,671
Transportation - 1 .96%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e),(f)
18,905 5,482
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(g)
19,700 14,504
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(g)
9,350 5,330
11.25%, 08/15/2022
(g)
5,370 4,647
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(g)
6,805 7,451
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
10,810 11,594
XPO Logistics Inc
6.25%, 05/01/2025
(g)
10,610 11,393
$ 60,401
Trucking & Leasing - 0 .44%
DAE Funding LLC
4.50%, 08/01/2022
(g)
4,235 4,264
5.75%, 11/15/2023
(g)
8,890 9,134
$ 13,398
TOTAL BONDS $ 2,719,138
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e),(f)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e),(f)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 9 .33%
Principal
Amount (000's) Value (000's)
Airlines - 0 .79%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(o)
$ 5,000 $ 5,326
1 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
18,000 18,828
3 Month USD LIBOR + 3.75%
$ 24,154
Automobile Manufacturers - 0 .14%
Navistar Inc
3.63%, 11/06/2024
(o)
4,406 4,397
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .49%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(o)
$ 15,000 $ 15,050
1 Month USD LIBOR + 7.75%
Commercial Services - 0 .23%
Garda World Security Corp
4.99%, 10/30/2026
(o)
2,899 2,902
1 Month USD LIBOR + 4.75%
Prime Security Services Borrower LLC
3.75%, 09/23/2026
(o)
3,143 3,140
1 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
979 978
3 Month USD LIBOR + 3.00%
$ 7,020
Computers - 0 .10%
Austin BidCo Inc
0.00%, 12/09/2027
(o),(p)
3,000 3,019
1 Month USD LIBOR + 4.25%
Consumer Products - 1 .26%
Kronos Acquisition Holdings Inc
0.00%, 12/17/2026
(o),(p)
18,175 18,156
1 Month USD LIBOR + 4.50%
0.00%, 12/22/2026
(o),(p)
17,835 17,816
1 Month USD LIBOR + 3.75%
Prestige Brands Inc
2.12%, 01/26/2024
(o)
2,638 2,641
3 Month USD LIBOR + 2.00%
$ 38,613
Diversified Financial Services - 0 .26%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(o)
8,163 8,140
1 Month USD LIBOR + 3.00%
Entertainment - 0 .17%
CCM Merger Inc
4.50%, 10/29/2025
(o)
330 331
1 Month USD LIBOR + 3.75%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(o)
500 565
1 Month USD LIBOR + 12.00%
Lions Gate Capital Holdings LLC
2.37%, 03/24/2025
(o)
4,244 4,211
3 Month USD LIBOR + 2.00%
$ 5,107
Food - 0 .59%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
10,972 11,060
1 Month USD LIBOR + 5.00%
Utz Quality Foods LLC
0.00%, 01/13/2028
(o),(p)
7,000 7,037
1 Month USD LIBOR + 3.00%
$ 18,097
Forest Products & Paper - 0 .10%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
3,116 3,117
1 Month USD LIBOR + 6.50%
Healthcare - Services - 0 .42%
LifePoint Health Inc
3.87%, 11/16/2025
(o)
7,980 7,966
1 Month USD LIBOR + 3.75%
PPD Inc
2.75%, 01/06/2028
(o)
5,000 5,019
1 Month USD LIBOR + 2.25%
$ 12,985
Insurance - 0 .77%
Acrisure LLC
3.62%, 02/15/2027
(o)
3,213 3,192
1 Month USD LIBOR + 3.50%

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AssuredPartners Inc
5.50%, 02/13/2027
(o)
$ 7,136 $ 7,174
1 Month USD LIBOR + 4.50%
Asurion LLC
6.62%, 08/04/2025
(o)
13,268 13,268
3 Month USD LIBOR + 3.25%
$ 23,634
Internet - 0 .04%
Endure Digital Inc
0.00%, 01/27/2028
(f),(o),(p)
1,163 1,157
1 Month USD LIBOR + 3.50%
Iron & Steel - 0 .24%
TMS International Corp/DE
0.00%, 08/14/2024
(o),(p)
7,500 7,486
1 Month USD LIBOR + 2.75%
Lodging - 0 .25%
Golden Nugget LLC
3.36%, 10/04/2023
(o)
7,936 7,765
1 Month USD LIBOR + 2.50%
Media - 0 .42%
CSC Holdings LLC
2.63%, 04/15/2027
(o)
2,173 2,160
1 Month USD LIBOR + 2.50%
Newco Financing Partnership
3.63%, 01/20/2029
(o)
3,500 3,499
1 Month USD LIBOR + 3.50%
Radiate Holdco LLC
4.25%, 09/25/2026
(o)
3,712 3,709
1 Month USD LIBOR + 3.50%
UPC Financing Partnership
3.63%, 01/20/2029
(o)
3,500 3,499
1 Month USD LIBOR + 3.50%
$ 12,867
Oil & Gas - 0 .07%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
2,004 2,184
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .17%
Mauser Packaging Solutions Holding Co
3.38%, 04/03/2024
(o)
5,394 5,287
3 Month USD LIBOR + 8.50%
Pharmaceuticals - 1 .35%
Bausch Health Americas Inc
2.88%, 11/14/2025
(o)
5,600 5,589
3 Month USD LIBOR + 8.75%
3.12%, 05/19/2025
(o)
17,088 17,091
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
19,041 18,874
3 Month USD LIBOR + 4.00%
$ 41,554
Pipelines - 0 .20%
Buckeye Partners LP
2.90%, 11/01/2026
(o)
6,000 5,996
1 Month USD LIBOR + 2.75%
Retail - 0 .69%
IRB Holding Corp
0.00%, 11/19/2027
(o),(p)
15,715 15,754
1 Month USD LIBOR + 3.25%
LBM Acquisition LLC
0.00%, 12/09/2027
(o),(p)
5,455 5,460
1 Month USD LIBOR + 3.75%
$ 21,214
Telecommunications - 0 .58%
Level 3 Financing Inc
1.85%, 03/01/2027
(o)
2,458 2,441
1 Month USD LIBOR + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Maxar Technologies Ltd
2.88%, 10/05/2024
(o)
$ 8,955 $ 8,837
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.12%, 03/09/2027
(o)
6,757 6,711
1 Month USD LIBOR + 3.00%
$ 17,989
TOTAL SENIOR FLOATING RATE INTERESTS $ 286,832
Total Investments $ 3,147,063
Other Assets and Liabilities -  (2.33)% (71,644)
TOTAL NET ASSETS - 100.00% $ 3,075,419
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,903 or
0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $18,724 or
0.61% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,841,963 or 59.89% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,655 or 0.22% of net assets.
(i) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$18,431 or 0.60% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after January 31, 2021, at which time the interest rate will be determined.

Schedule of Investments
High Yield Fund
January 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20 .12%
Consumer, Non-cyclical 18 .51%
Communications 14 .95%
Energy 12 .31%
Industrial 12 .24%
Financial 9 .52%
Basic Materials 7 .68%
Money Market Funds 4 .04%
Technology 1 .90%
Utilities 1 .06%
Other Assets and Liabilities
( 2 .33 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 91,815 $ 336,898 $ 306,536 $ 122,177
$ 91,815 $ 336,898 $ 306,536 $ 122,177
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .83 % Shares Held Value (000's)
Money Market Funds - 1 .83%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
33,817,206 $ 33,817
TOTAL INVESTMENT COMPANIES $ 33,817
BONDS - 4 .31%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.84%, 03/10/2039
(d),(e),(f)
$ 305 $ 1
Ginnie Mae
1.46%, 03/16/2047
(d),(e)
93 2
ML-CFC Commercial Mortgage Trust 2006-3
0.87%, 07/12/2046
(d),(e),(f)
64 —
$ 3
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
1.63%, 02/25/2035 23 18
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0 .06%
Chase Mortgage Finance Trust Series 2007-A2
3.50%, 06/25/2035
(e)
21 20
Fannie Mae REMIC Trust 2004-W5
0.58%, 02/25/2047 17 17
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.33%, 05/25/2035 5 4
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.45%, 10/25/2034 7 7
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.11%, 10/25/2034 5 5
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.75%, 04/25/2035 57 57
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.89%, 08/25/2035 11 10
1.00 x 1 Month USD LIBOR + 0.77%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.34%, 04/25/2037 1,628 894
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.87%, 01/25/2045 27 27
1.00 x 1 Month USD LIBOR + 0.74%
$ 1,041
Other Asset Backed Securities - 0 .00%
Argent Securities Trust 2006-W3
0.37%, 04/25/2036 26 12
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
1.25%, 12/25/2032 14 14
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
0.45%, 11/25/2033 1 1
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.92%, 06/25/2034 25 25
1.00 x 1 Month USD LIBOR + 0.80%
$ 52
Sovereign - 4 .25%
Colombia Government International Bond
3.00%, 01/30/2030 1,020 1,052
3.13%, 04/15/2031 1,320 1,364
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(f)
EUR 11,573 15,851
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 1,311,650 $ 12,631
0.10%, 03/10/2029 1,026,163 9,872
Mexico Government International Bond
1.45%, 10/25/2033 EUR 1,465 1,722
2.66%, 05/24/2031 $ 1,135 1,129
New Zealand Government Bond
1.75%, 05/15/2041 NZD 7,335 5,064
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 24,930 20,231
2.50%, 09/20/2035 601 598
2.50%, 09/20/2040 1,737 1,788
Panama Government International Bond
4.50%, 04/01/2056 $ 375 459
Spain Government Bond
1.00%, 10/31/2050
(f)
EUR 1,755 2,155
Spain Government Inflation Linked Bond
1.00%, 11/30/2030
(f)
3,286 4,824
$ 78,740
TOTAL BONDS $ 79,854
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94 .39%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .59%
1.13%, 08/15/2040 $ 4,760 $ 4,332
1.38%, 11/15/2040 5,320 5,056
1.38%, 08/15/2050
(g)
1,630 1,451
$ 10,839
U.S. Treasury Inflation-Indexed Obligations - 93 .80%
0.13%, 04/15/2022 118,249 121,302
0.13%, 07/15/2022 19,775 20,488
0.13%, 01/15/2023 49,186 51,339
0.13%, 07/15/2024 60,689 65,471
0.13%, 10/15/2024 32,563 35,187
0.13%, 04/15/2025 41,130 44,644
0.13%, 10/15/2025 12,025 13,178
0.13%, 07/15/2026 51,249 56,803
0.13%, 01/15/2030 38,562 43,154
0.13%, 07/15/2030
(g)
71,621 80,480
0.13%, 01/15/2031 30,135 33,785
0.25%, 01/15/2025 59,419 64,665
0.25%, 07/15/2029 20,387 23,158
0.25%, 02/15/2050 28,245 32,782
0.38%, 07/15/2023 58,380 62,193
0.38%, 07/15/2025 75,752 83,865
0.38%, 01/15/2027 58,563 65,862
0.38%, 07/15/2027 44,143 50,052
0.50%, 04/15/2024 36,144 39,025
0.50%, 01/15/2028 59,178 67,592
0.63%, 04/15/2023 59,939 63,482
0.63%, 01/15/2024 63,053 68,154
0.63%, 01/15/2026
(g)
25,759 28,962
0.63%, 02/15/2043 24,788 30,558
0.75%, 07/15/2028
(g)
61,951 72,598
0.75%, 02/15/2042 26,864 33,841
0.75%, 02/15/2045
(h)
33,472 42,651
0.88%, 01/15/2029 40,701 48,066
0.88%, 02/15/2047 6,986 9,241
1.00%, 02/15/2046 24,366 32,751
1.00%, 02/15/2048 18,156 24,845
1.00%, 02/15/2049 17,575 24,216
1.38%, 02/15/2044 20,224 28,791
1.75%, 01/15/2028 20,812 25,708
2.00%, 01/15/2026 16,540 19,810
2.13%, 02/15/2040 11,849 18,191
2.13%, 02/15/2041 14,645 22,786
2.38%, 01/15/2025 3,813 4,486
2.38%, 01/15/2027 29,363 36,731
2.50%, 01/15/2029 12,895 17,003

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.38%, 04/15/2032 $ 9,464 $ 14,420
3.63%, 04/15/2028 2,236 3,094
3.88%, 04/15/2029 8,576 12,402
$ 1,737,812
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,748,651
TOTAL PURCHASED OPTIONS - 0.01% $ 204
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.31% $ 5,816
TOTAL PURCHASED CAPPED OPTIONS - 0.04% $ 706
Total Investments $ 1,869,048
Other Assets and Liabilities -  (0.89)% (16,468)
TOTAL NET ASSETS - 100.00% $ 1,852,580
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,831 or 1.23% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,547 or 0.14% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,676 or 0.09% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 98 .64%
Money Market Funds 1 .83%
Purchased Interest Rate Swaptions 0 .31%
Mortgage Securities 0 .06%
Purchased Capped Options 0 .04%
Purchased Options 0 .01%
Asset Backed Securities 0 .00%
Other Assets and Liabilities
( 0 .89 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,181 $ 177,066 $ 165,430 $ 33,817
$ 22,181 $ 177,066 $ 165,430 $ 33,817
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 109,200 0.30% 02/15/2022 $ 194 $ 706 $ 512
Total $ 194 $ 706 $ 512
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive $ 54,600 0.55% 02/15/2022 $ (44) $ (229) $ (185)
Put - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.55%) Receive 54,600 0.55% 02/15/2022 (57) (230) (173)
Total $ (101) $ (459) $ (358)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 478 $ 1,195 $ 99 .75 12/14/2021 $ 84 $ 98 $ 14
Put - 90 Day Eurodollar Future;
September 2022
N/A 234 585 $ 99 .63 09/13/2021 14 12 (2)
Put - 90 Day Eurodollar Future;
September 2023
N/A 234 585 $ 99 .50 09/13/2021 74 79 5
Put - US 10 Year Note Future;
March 2021
N/A 35 35 $ 137 .00 02/22/2021 14 15 1
Total $ 186 $ 204 $ 18
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 90 Day Eurodollar Future;
December 2021
N/A 160 $ 400 $ 100 .00 12/14/2021 $ (26) $ (5) $ 21
Call - 90 Day Eurodollar Future;
December 2021
N/A 319 798 $ 99 .38 12/14/2021 (139) (347) (208)
Put - 90 Day Eurodollar Future;
September 2022
N/A 234 585 $ 99 .75 09/13/2021 (26) (25) 1
Put - 90 Day Eurodollar Future;
September 2023
N/A 234 585 $ 99 .38 09/13/2021 (46) (51) (5)
Total $ (237) $ (428) $ (191)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 18,465 1.15% 01/09/2025 $ 76 $ 83 $ 7
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 17,680 0.87% 12/03/2024 66 56 (10)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,660 0.82% 11/26/2024 66 53 (13)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 37,020 1.25% 01/14/2025 158 186 28
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 18,465 1.06% 01/08/2025 73 75 2
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 173 447 274
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,740 1.46% 08/17/2021 205 182 (23)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 79 165 86
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 182 119 (63)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 637 413
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,870 2.95% 03/13/2024 220 625 405
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 80 169 89
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,130 0.89% 05/01/2025 115 37 (78)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 79 40 (39)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 47 (32)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 151 89
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 65 141 76
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 164 84
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 119 72

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 6,630 1.67% 01/08/2026 $ 171 $ 162 $ (9)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 17,680 0.87% 12/03/2024 66 92 26
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 18,465 1.15% 01/09/2025 77 76 (1)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 17,660 0.82% 11/26/2024 66 96 30
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 37,020 1.25% 01/14/2025 158 136 (22)
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 18,465 1.06% 01/08/2025 72 82 10
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,410 3.05% 01/11/2029 80 38 (42)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 321 1 (320)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,740 1.46% 08/17/2021 205 55 (150)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 120 (52)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 183 216 33
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 81 37 (44)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 2,040 0.20% 04/28/2021 17 25 8
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 4,870 2.95% 03/13/2024 219 47 (172)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 43 (90)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 225 46 (179)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 102 23
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,130 0.89% 05/01/2025 115 218 103
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 80 114 34
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,310 2.99% 04/28/2038 62 45 (17)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 48 (16)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 149 41 (108)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 38 (42)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 99 (143)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 100 (118)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 151,300 0.78% 04/19/2021 47 — (47)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,130 3.80% 06/08/2021 200 — (200)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 378 57 (321)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,630 1.67% 01/08/2026 172 186 14
Total $ 6,261 $ 5,816 $ (445)

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive $ 33,110 0.41% 03/18/2021 $ (56) $ (79) $ (23)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 7,307 2.79% 03/09/2021 (217) (1,162) (945)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,740 1.25% 01/28/2022 (88) (78) 10
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,220 1.44% 01/10/2023 (171) (162) 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,890 1.25% 01/02/2023 (96) (67) 29
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,215 1.23% 12/16/2022 (170) (114) 56
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (460) (251)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.72% 04/19/2021 (42) (1) 41
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (115) (24) 91
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 6,370 0.75% 06/03/2021 (160) (14) 146
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.74% 06/28/2021 (84) (8) 76
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,210 0.72% 06/30/2021 (84) (8) 76
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.67% 07/15/2021 (84) (7) 77
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,310 0.45% 10/01/2021 (32) (6) 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,983 0.93% 10/07/2021 (72) (24) 48
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.23% 12/19/2022 (86) (58) 28
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.24% 12/19/2022 (85) (59) 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 9,740 1.04% 01/21/2022 (132) (124) 8
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,080 1.00% 01/28/2022 (56) (47) 9
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,820 1.06% 10/12/2022 (95) (46) 49
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,800 0.79% 04/16/2021 (48) (2) 46
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,535 0.77% 04/16/2021 (42) (2) 40
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,690 1.57% 01/13/2023 (91) (101) (10)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 4,920 0.74% 04/20/2021 (136) (5) 131
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 63,350 2.35% 05/18/2021 (129) — 129
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 86,280 2.15% 05/28/2021 (242) — 242
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 106,820 2.40% 06/02/2021 (193) — 193
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (35) 377
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,215 1.23% 12/16/2022 (170) (240) (70)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 13,570 1.00% 06/02/2021 (205) (338) (133)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,771 1.60% 03/07/2022 (62) (57) 5
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (106) 102
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,220 1.44% 01/10/2023 (171) (188) (17)

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 2,030 1.10% 07/15/2021 $ (22) $ (45) $ (23)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,870 3.87% 06/08/2021 (213) — 213
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 1.25% 01/02/2023 (95) (131) (36)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (70) (36) 34
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,030 1.85% 02/23/2022 (71) (36) 35
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,130 1.05% 06/14/2021 (45) (71) (26)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (128) (25) 103
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,520 2.15% 01/11/2022 (129) (23) 106
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,740 1.25% 01/28/2022 (88) (101) (13)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 0.95% 08/05/2021 (33) (97) (64)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 7,307 2.79% 03/09/2021 (218) — 218
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (34) (10) 24
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (20) 48
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,080 1.10% 07/19/2021 (20) (46) (26)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,700 1.35% 07/13/2021 (225) (202) 23
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,820 1.06% 10/12/2022 (95) (148) (53)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.23% 12/19/2022 (86) (119) (33)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,740 1.54% 01/21/2022 (132) (146) (14)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 0.95% 08/06/2021 (36) (105) (69)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.72% 06/30/2021 (83) (159) (76)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,080 1.50% 01/28/2022 (56) (67) (11)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,210 0.74% 06/28/2021 (84) (151) (67)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,620 1.45% 10/01/2021 (48) (82) (34)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.24% 12/19/2022 (85) (117) (32)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,860 1.15% 01/11/2022 (28) (58) (30)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/04/2022 (67) (57) 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,810 1.60% 03/01/2022 (70) (57) 13
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (220) (106)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,533 1.15% 11/05/2021 (102) (205) (103)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 6,370 0.75% 06/03/2021 (160) (287) (127)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.77% 04/16/2021 (42) (61) (19)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,800 0.79% 04/16/2021 (49) (68) (19)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,535 0.72% 04/19/2021 (42) (68) (26)

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 6,010 1.60% 03/07/2022 $ (101) $ (91) $ 10
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.67% 07/15/2021 (85) (182) (97)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,983 0.93% 10/07/2021 (72) (117) (45)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,690 1.57% 01/13/2023 (91) (81) 10
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (19) 57
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (9) 27
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (90) (32) 58
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 4,920 0.74% 04/20/2021 (137) (208) (71)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (149) 21
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (33) 46
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (57) 75
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,500 1.95% 01/31/2022 (128) (36) 92
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (148) (56) 92
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 7,080 0.00% 06/22/2021 (17) — 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,060 0.00% 06/21/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 38,710 0.12% 04/09/2021 (147) — 147
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 29,530 0.25% 09/07/2021 (48) (5) 43
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 9,180 0.15% 08/10/2021 (13) (1) 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 16,230 0.15% 08/10/2021 (22) (1) 21
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 25,030 0.10% 03/30/2021 (87) — 87
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,390 0.05% 06/11/2021 (34) — 34
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,190 0.00% 07/20/2021 (13) — 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,060 0.00% 07/02/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,630 0.00% 06/28/2021 (15) — 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.16% 04/13/2021 (67) — 67
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 19,480 0.10% 04/13/2021 (66) — 66
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 5,880 0.00% 06/15/2021 (16) — 16
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,030 0.00% 06/15/2021 (17) — 17
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 13,011 0.11% 05/18/2021 (43) — 43
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 6,870 0.05% 07/06/2021 (14) — 14
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 19,300 0.15% 04/20/2021 (69) — 69
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 8,670 0.08% 06/01/2021 (25) — 25

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 10,320 0.60% 09/07/2021 $ (52) $ (90) $ (38)
Total $ (9,219) $ (7,807) $ 1,412
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Canada 10 Year Bond; March 2021 Short 95 $ 10,966 $ 80
Euro Bond 10 Year Bond; March 2021 Short 274 58,938 (12)
Euro Buxl 30 Year Bond; March 2021 Short 8 2,148 19
Euro-BTP; March 2021 Short 13 2,382 3
Euro-Oat; March 2021 Long 106 21,491 2
US 10 Year Note; March 2021 Short 267 36,587 18
US 10 Year Ultra Note; March 2021 Long 114 17,536 (53)
US 2 Year Note; March 2021 Long 312 68,945 69
US 5 Year Note; March 2021 Long 332 41,790 91
US Long Bond; March 2021 Short 9 1,519 56
US Ultra Bond; March 2021 Short 35 7,165 7
Total $ 280
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 02/03/2021 $ 4,024 NZD 5,599 $ — $ —
Bank of America NA 02/03/2021 $ 14,637 EUR 11,897 199 —
Citigroup Inc 02/03/2021 JPY 1,101,691 $ 10,619 — (101)
Citigroup Inc 02/03/2021 NZD 40,818 $ 29,072 259 —
Citigroup Inc 03/03/2021 $ 29,072 NZD 40,818 — (250)
Citigroup Inc 03/11/2021 CAD 2,286 $ 1,795 — (7)
Citigroup Inc 03/17/2021 CAD 4,544 $ 3,570 — (15)
Citigroup Inc 03/17/2021 $ 3,640 EUR 2,990 9 —
Citigroup Inc 03/17/2021 $ 7,220 CAD 9,168 48 —
Goldman Sachs & Co 02/03/2021 JPY 2,346,032 $ 22,472 — (74)
Goldman Sachs & Co 02/03/2021 $ 22,768 NZD 31,595 64 —
Goldman Sachs & Co 03/03/2021 $ 22,478 JPY 2,346,032 72 —
HSBC Securities Inc 02/03/2021 EUR 20,067 $ 24,345 8 —
HSBC Securities Inc 03/03/2021 $ 24,360 EUR 20,067 — (4)
JPMorgan Chase 03/17/2021 CAD 4,669 $ 3,660 3 (11)
JPMorgan Chase 03/17/2021 EUR 7,590 $ 9,232 6 (20)
JPMorgan Chase 03/17/2021 $ 11,034 EUR 9,035 62 (1)
JPMorgan Chase 03/17/2021 $ 3,660 CAD 4,655 21 (3)
Morgan Stanley & Co 02/03/2021 $ 2,632 NZD 3,669 — (5)
Morgan Stanley & Co 03/11/2021 $ 1,795 CAD 2,295 — —
Morgan Stanley & Co 03/17/2021 CAD 4,651 $ 3,650 — (12)
Morgan Stanley & Co 03/17/2021 EUR 1,465 $ 1,799 — (19)
Royal Bank of Scotland 02/03/2021 $ 33,496 JPY 3,447,722 580 —
UBS AG 02/03/2021 $ 14,564 EUR 11,893 131 —
Total $ 1,462 $ (522)
Amounts in thousands.
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.62% Quarterly Quarterly N/A 08/10/2025 CNY 62,140 $ (56) $ — $ — $ (56)
Total $ (56) $ — $ — $ (56)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 $ 5,240 $ (145) $ — $ (145)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 11/22/2023 8,225 1 — 1
3 Month USD LIBOR Receive 0.57% Semiannual Quarterly N/A 11/21/2024 1,710 3 — 3
3 Month USD LIBOR Pay 0.79% Quarterly Semiannual N/A 11/19/2025 22,570 (62) 1 (61)
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 11/12/2030 1,000 16 — 16
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 11/12/2030 2,080 34 — 34
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 12/11/2030 1,660 26 — 26
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/09/2021 33,110 (364) — (364)
3 Month USD LIBOR Receive 0.86% Semiannual Quarterly N/A 10/04/2031 290 11 — 11
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 11/25/2050 970 128 — 128
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 295 11 1 12
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (11) — (11)
3 Month USD LIBOR Pay 1.00% Quarterly Semiannual N/A 08/21/2050 225 (35) — (35)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 910 16 — 16
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 89 — 89
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 206 — 206
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 07/28/2031 975 (6) — (6)
3 Month USD LIBOR Pay 0.25% Quarterly Semiannual N/A 07/08/2023 6,930 (1) — (1)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 3,820 169 — 169
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (65) — (65)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 140 — 140
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (59) — (59)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 130 — 130
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 06/03/2031 666 28 — 28
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (20) — (20)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 2,580 102 — 102
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (97) — (97)
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 117 — 117
3 Month USD LIBOR Receive 0.40% Semiannual Quarterly N/A 11/22/2023 8,225 (1) — (1)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 4,660 270 — 270
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 7,450 (441) — (441)
3 Month USD LIBOR Receive 1.03% Semiannual Quarterly N/A 11/26/2031 930 24 — 24
3 Month USD LIBOR Pay 1.18% Quarterly Semiannual N/A 07/28/2031 2,950 (15) — (15)
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/27/2031 820 (3) — (3)
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 02/15/2047 2,500 4 — 4
3 Month USD LIBOR Pay 1.19% Quarterly Semiannual N/A 07/23/2031 1,540 (5) — (5)
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 7,860 (25) — (25)
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 920 (4) — (4)
3 Month USD LIBOR Receive 1.18% Semiannual Quarterly N/A 01/14/2031 920 (4) — (4)
3 Month USD LIBOR Receive 1.19% Semiannual Quarterly N/A 01/14/2031 1,840 (9) — (9)
3 Month USD LIBOR Receive 1.18% Semiannual Quarterly N/A 01/14/2031 1,100 (5) — (5)
3 Month USD LIBOR Receive 1.15% Semiannual Quarterly N/A 01/13/2031 918 (1) — (1)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 8,120 (13) — (13)
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/13/2031 1,840 2 — 2
3 Month USD LIBOR Receive 1.12% Semiannual Quarterly N/A 01/13/2031 980 1 — 1
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/12/2031 920 1 — 1
3 Month USD LIBOR Receive 0.56% Semiannual Quarterly N/A 01/12/2026 815 (1) — (1)
3 Month USD LIBOR Receive 1.10% Semiannual Quarterly N/A 01/12/2031 920 3 — 3
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/12/2031 1,840 8 — 8
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/11/2031 1,830 9 — 9
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 01/11/2031 1,810 14 — 14
3 Month USD LIBOR Receive 1.04% Semiannual Quarterly N/A 01/08/2031 1,830 18 (1) 17
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 01/08/2031 1,830 21 — 21
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 12/30/2030 1,180 20 — 20
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 12/29/2030 1,020 16 — 16
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 17,645 (448) — (448)
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 12/10/2030 2,746 55 — 55
3 Month USD LIBOR Receive 0.24% Semiannual Quarterly N/A 12/15/2022 17,890 (22) 1 (21)
3 Month USD LIBOR Receive 0.25% Semiannual Quarterly N/A 12/01/2022 19,390 (27) — (27)
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 12/15/2022 35,650 (52) — (52)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 296 — 296
3 Month USD LIBOR Pay 1.15% Quarterly Semiannual N/A 07/28/2031 975 (8) — (8)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 (3) — (3)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 33,170 (563) — (563)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (16) — (16)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (31) — (31)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 54,580 (821) 1 (820)

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 $ 53,710 $ 825 $ — $ 825
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 9 — 9
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 9 — 9
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 17 — 17
3 Month USD LIBOR Pay 1.36% Quarterly Semiannual N/A 09/28/2021 8,610 67 — 67
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 19,930 (44) — (44)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 27,160 2,817 1 2,818
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 3 — 3
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 (21) — (21)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (29) — (29)
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 291 — 291
3 Month USD LIBOR Pay 2.32% Quarterly Semiannual N/A 10/25/2021 34,020 539 — 539
3 Month USD LIBOR Receive 2.35% Semiannual Quarterly N/A 04/27/2025 7,830 (635) — (635)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 420 (23) — (23)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 730 36 — 36
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 13,710 (1,202) 10 (1,192)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/20/2027 710 7 — 7
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (76) — (76)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 (53) — (53)
3 Month USD LIBOR Receive 0.55% Semiannual Quarterly N/A 03/12/2021 35,890 (15) — (15)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 157,520 3,829 (41) 3,788
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (55) — (55)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 29,060 749 — 749
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 (52) — (52)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 850 (16) — (16)
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 03/08/2032 1,695 38 — 38
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 230 30 — 30
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 186,030 (4,466) 2 (4,464)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 03/06/2022 4,160 23 — 23
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 10,040 858 1 859
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 EUR 1,050 (46) (4) (50)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 JPY 24,710 6 1 7
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 12,400 7 — 7
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 38,580 (8) (1) (9)
6 Month JPY LIBOR Receive 0.23% Semiannual Semiannual N/A 12/22/2040 23,200 5 — 5
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 33,410 1 — 1
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 24,090 (10) — (10)
6 Month JPY LIBOR Receive 0.37% Semiannual Semiannual N/A 01/30/2045 18,410 5 — 5
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.17% Annual Annual N/A 12/24/2030 $ 7,865 (146) 1 (145)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 12,170 201 1 202
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.11% Annual Annual N/A 12/07/2030 7,900 (200) — (200)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 9,345 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 4,020 (64) 1 (63)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 1,095 1 1,096
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 7,950 (86) 1 (85)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 1,030 (43) — (43)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.92% Annual Annual N/A 09/10/2030 7,620 (387) — (387)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 3,795 (175) — (175)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 9,270 (582) — (582)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.75% Annual Annual N/A 08/21/2022 13,705 218 1 219
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.50% Annual Annual N/A 03/10/2030 24,845 1,928 1 1,929
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 13,930 1,425 1 1,426

Schedule of Investments
Inflation Protection Fund
January 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.11% Annual Annual N/A 12/15/2030 EUR 6,565 $ (114) $ 1 $ (113)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 0.92% Annual Annual N/A 09/15/2030 6,505 203 — 203
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.12% Annual Annual N/A 12/15/2030 6,435 96 — 96
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.23% Annual Annual N/A 01/15/2031 3,215 (3) — (3)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.21% Annual Annual N/A 01/15/2031 4,405 11 — 11
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 2,645 (17) (8) (25)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 8,565 (257) (42) (299)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.11% Annual Annual N/A 12/15/2030 6,445 106 — 106
New Zealand Bank Bill 3 Month FRA Receive 1.08% Semiannual Quarterly N/A 09/16/2030 NZD 5,455 51 (24) 27
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 $ 285 9 — 9
Secured Overnight Financing Rate Receive 0.54% Annual Annual N/A 10/20/2030 2,500 56 — 56
Secured Overnight Financing Rate Pay 0.55% Annual Annual N/A 10/20/2030 2,500 (59) — (59)
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 GBP 2,405 36 — 36
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 4,100 (251) 28 (223)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 4,100 233 (20) 213
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 5,715 313 3 316
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 2,135 57 — 57
United Kingdom Retail Prices Index Receive 3.43% Annual Annual N/A 01/15/2031 2,465 34 1 35
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 1,925 12 1 13
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 5,400 221 (23) 198
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 5,200 (224) 10 (214)
United Kingdom Retail Prices Index Receive 3.53% Annual Annual N/A 10/15/2025 8,775 (127) — (127)
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 2,525 34 1 35
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 8,775 150 14 164
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 5,200 284 (18) 266
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 4,000 273 (17) 256
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 7,500 50 3 53
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 4,000 (315) 24 (291)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 9,745 964 (10) 954
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 9,745 (1,012) (59) (1,071)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 12,690 1,005 (60) 945
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 12,690 (861) 52 (809)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 5,400 (185) 13 (172)
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 $ 285 (9) — (9)
Total $ 5,969 $ (150) $ 5,819
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .90 % Shares Held Value (000's)
Money Market Funds - 1 .90%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,889,093 $ 5,889
TOTAL INVESTMENT COMPANIES $ 5,889
COMMON STOCKS - 97 .92 % Shares Held Value (000's)
Agriculture - 0 .34%
SLC Agricola SA 168,800 $ 1,066
Airlines - 0 .30%
Copa Holdings SA 11,843 916
Automobile Manufacturers - 3 .74%
Ashok Leyland Ltd 1,337,659 2,024
Eicher Motors Ltd 47,604 1,786
Hyundai Motor Co 12,622 2,574
Kia Motors Corp 41,861 3,068
Maruti Suzuki India Ltd 21,539 2,123
$ 11,575
Automobile Parts & Equipment - 0 .87%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 1,192
Weichai Power Co Ltd 506,000 1,492
$ 2,684
Banks - 7 .59%
Bank Rakyat Indonesia Persero Tbk PT 4,762,500 1,412
China Merchants Bank Co Ltd 274,500 2,102
Credicorp Ltd 14,496 2,179
Grupo Financiero Banorte SAB de CV
(b)
460,600 2,294
HDFC Bank Ltd
(b)
138,604 2,645
ICICI Bank Ltd
(b)
326,143 2,411
Kotak Mahindra Bank Ltd
(b)
56,649 1,327
PT Bank Central Asia Tbk 1,191,700 2,866
Regional SAB de CV
(b)
260,600 1,070
Sberbank of Russia PJSC ADR 273,136 3,737
TCS Group Holding PLC 35,125 1,449
$ 23,492
Beverages - 2 .39%
Arca Continental SAB de CV 184,600 840
Kweichow Moutai Co Ltd 9,400 3,079
Thai Beverage PCL 3,397,100 2,104
Tsingtao Brewery Co Ltd 142,000 1,369
$ 7,392
Building Materials - 3 .62%
Amber Enterprises India Ltd 41,240 1,453
Anhui Conch Cement Co Ltd 315,564 2,460
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
475,921 3,566
China Lesso Group Holdings Ltd 1,182,000 1,961
China Resources Cement Holdings Ltd 638,000 703
Voltas Ltd 83,878 1,043
$ 11,186
Chemicals - 0 .91%
Asian Paints Ltd 63,962 2,107
Navin Fluorine International Ltd 22,992 721
$ 2,828
Commercial Services - 1 .39%
China New Higher Education Group Ltd
(d)
1,235,000 820
New Oriental Education & Technology Group Inc
ADR
(b)
12,564 2,105
NICE Information Service Co Ltd
(b)
71,764 1,364
$ 4,289
Computers - 1 .71%
Infosys Ltd 226,073 3,831
LG Corp 16,458 1,455
$ 5,286
Consumer Products - 0 .85%
Hindustan Unilever Ltd 84,971 2,631
Cosmetics & Personal Care - 0 .31%
Colgate-Palmolive India Ltd 43,092 945
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3 .82%
B3 SA - Brasil Bolsa Balcao 150,777 $ 1,650
CreditAccess Grameen Ltd
(b)
93,605 889
Fubon Financial Holding Co Ltd 904,000 1,468
Housing Development Finance Corp Ltd 126,228 4,105
KB Financial Group Inc 63,410 2,289
Tisco Financial Group PCL 463,800 1,425
$ 11,826
Electrical Components & Equipment - 1 .28%
Delta Electronics Inc 266,000 2,677
Frencken Group Ltd 1,247,300 1,282
$ 3,959
Energy - Alternate Sources - 0 .61%
Sao Martinho SA 346,529 1,881
Engineering & Construction - 1 .29%
Frontken Corp Bhd 726,100 832
Grupo Aeroportuario del Pacifico SAB de CV
(b)
161,400 1,623
Grupo Aeroportuario del Sureste SAB de CV
(b)
97,150 1,529
$ 3,984
Food - 3 .52%
Bid Corp Ltd
(b)
75,205 1,249
Dino Polska SA
(b),(d)
19,196 1,348
Indofood Sukses Makmur Tbk PT 2,416,500 1,040
Minerva SA/Brazil 520,000 886
Nestle India Ltd 5,133 1,198
Tingyi Cayman Islands Holding Corp 1,144,000 2,273
Want Want China Holdings Ltd 2,495,000 1,792
X5 Retail Group NV 31,073 1,095
$ 10,881
Gas - 1 .48%
China Resources Gas Group Ltd 318,000 1,584
ENN Energy Holdings Ltd 194,800 3,004
$ 4,588
Healthcare - Products - 0 .43%
Osstem Implant Co Ltd 21,954 1,346
Healthcare - Services - 1 .62%
Notre Dame Intermedica Participacoes SA 67,400 1,165
Pharmaron Beijing Co Ltd
(d)
149,600 2,866
Rede D'Or Sao Luiz SA
(d)
82,951 990
$ 5,021
Holding Companies - Diversified - 0 .47%
Swire Pacific Ltd 233,000 1,456
Home Furnishings - 1 .60%
Haier Smart Home Co Ltd
(b)
625,400 2,589
Hangzhou Robam Appliances Co Ltd 225,669 1,344
Midea Group Co Ltd 67,400 1,004
$ 4,937
Insurance - 3 .83%
AIA Group Ltd 167,600 2,021
ICICI Lombard General Insurance Co Ltd
(b),(d)
65,344 1,177
ICICI Prudential Life Insurance Co Ltd
(b),(d)
110,371 726
Odontoprev SA 467,200 1,226
PICC Property & Casualty Co Ltd 2,132,000 1,549
Ping An Insurance Group Co of China Ltd 329,000 3,875
Qualitas Controladora SAB de CV 243,900 1,285
$ 11,859
Internet - 17 .37%
Alibaba Group Holding Ltd
(b)
527,024 16,725
Meituan
(b)
96,900 4,468
MercadoLibre Inc
(b)
961 1,710
My EG Services Bhd 2,180,700 1,030
Naspers Ltd 13,470 3,116
NCSoft Corp 2,610 2,211
Tencent Holdings Ltd 263,300 23,461
Tencent Music Entertainment Group ADR
(b)
38,640 1,028
$ 53,749

Schedule of Investments
International Emerging Markets Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel - 1 .41%
Eregli Demir ve Celik Fabrikalari TAS 1,092,025 $ 2,134
Severstal PAO 133,522 2,230
$ 4,364
Lodging - 0 .62%
Galaxy Entertainment Group Ltd 142,000 1,071
NagaCorp Ltd 752,000 854
$ 1,925
Metal Fabrication & Hardware - 0 .32%
Astral Poly Technik Ltd 41,738 980
Mining - 2 .28%
Anglo American PLC 51,905 1,707
Antofagasta PLC 94,991 1,853
Impala Platinum Holdings Ltd 133,236 1,799
Polymetal International PLC 33,434 722
Polyus PJSC 10,329 973
$ 7,054
Miscellaneous Manufacturers - 1 .80%
Elite Material Co Ltd 141,000 756
Escorts Ltd 41,061 676
Lens Technology Co Ltd 183,800 946
Pidilite Industries Ltd 52,832 1,209
Sunny Optical Technology Group Co Ltd 76,300 1,993
$ 5,580
Oil & Gas - 2 .92%
LUKOIL PJSC ADR 37,610 2,662
Petrobras Distribuidora SA 188,100 803
Reliance Industries Ltd 221,516 5,574
$ 9,039
Pipelines - 0 .46%
Gaztransport Et Technigaz SA 15,720 1,432
Real Estate - 1 .50%
A-Living Smart City Services Co Ltd
(d)
452,250 1,964
Shimao Group Holdings Ltd 416,000 1,203
Shimao Services Holdings Ltd
(b),(d)
840,213 1,478
$ 4,645
Retail - 4 .43%
Alibaba Health Information Technology Ltd
(b)
470,000 1,465
China Meidong Auto Holdings Ltd 244,000 821
Haidilao International Holding Ltd
(d)
109,000 915
Home Product Center PCL 3,937,600 1,796
Li Ning Co Ltd 301,500 1,878
Lojas Renner SA 168,940 1,288
Magazine Luiza SA 518,700 2,382
Wal-Mart de Mexico SAB de CV 1,110,200 3,161
$ 13,706
Semiconductors - 18 .09%
ASPEED Technology Inc 16,000 1,134
Keystone Microtech Corp 79,000 910
MediaTek Inc 146,000 4,560
Parade Technologies Ltd 23,000 986
Realtek Semiconductor Corp 77,000 1,239
Samsung Electronics Co Ltd 245,815 17,971
SK Hynix Inc 39,378 4,299
Taiwan Semiconductor Manufacturing Co Ltd 1,111,685 23,494
Tokai Carbon Korea Co Ltd 10,771 1,371
$ 55,964
Software - 1 .76%
NetEase Inc 133,425 3,040
Sea Ltd ADR
(b)
11,029 2,390
$ 5,430
Telecommunications - 0 .37%
Telefonica Brasil SA 139,800 1,154
Transportation - 0 .62%
Hyundai Glovis Co Ltd 6,811 1,155
Rumo SA
(b)
205,416 758
$ 1,913
TOTAL COMMON STOCKS $ 302,963
PREFERRED STOCKS - 1 .01 % Shares Held Value (000's)
Oil & Gas - 0 .73%
Petroleo Brasileiro SA 0.00%
(b)
460,300 $ 2,254
Semiconductors - 0 .28%
Samsung Electronics Co Ltd 1417.00% 13,335 870
TOTAL PREFERRED STOCKS $ 3,124
Total Investments $ 311,976
Other Assets and Liabilities -  (0.83)% (2,583)
TOTAL NET ASSETS - 100.00% $ 309,393
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,476 or 4.36% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 32 .05%
India 13 .45%
Korea, Republic Of 12 .91%
Taiwan 12 .03%
Brazil 5 .67%
Mexico 3 .81%
Russian Federation 3 .46%
Hong Kong 3 .07%
South Africa 1 .99%
United States 1 .90%
Indonesia 1 .73%
Thailand 1 .72%
Singapore 1 .18%
Cyprus 0 .70%
Peru 0 .70%
Turkey 0 .69%
Chile 0 .60%
Malaysia 0 .60%
United Kingdom 0 .55%
Argentina 0 .55%
France 0 .46%
Poland 0 .44%
Panama 0 .30%
Cambodia 0 .27%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,691 $ 22,955 $ 20,757 $ 5,889
$ 3,691 $ 22,955 $ 20,757 $ 5,889
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .22 % Shares Held Value (000's)
Money Market Funds - 2 .22%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,544,364 $ 2,544
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
4,784,724 4,785
$ 7,329
TOTAL INVESTMENT COMPANIES $ 7,329
COMMON STOCKS - 98 .99 % Shares Held Value (000's)
Aerospace & Defense - 0 .47%
Aselsan Elektronik Sanayi Ve Ticaret AS 656,000 $ 1,549
Agriculture - 0 .59%
British American Tobacco PLC 54,000 1,962
Apparel - 2 .55%
Kering SA 2,361 1,550
LVMH Moet Hennessy Louis Vuitton SE 11,378 6,879
$ 8,429
Automobile Manufacturers - 2 .13%
Bayerische Motoren Werke AG 18,500 1,566
Toyota Motor Corp 33,000 2,315
Volvo AB - B Shares 128,000 3,154
$ 7,035
Automobile Parts & Equipment - 2 .21%
Continental AG 12,000 1,679
Koito Manufacturing Co Ltd 24,000 1,549
Magna International Inc 23,000 1,620
Weichai Power Co Ltd 831,000 2,451
$ 7,299
Banks - 8 .89%
China Merchants Bank Co Ltd 785,500 6,015
DBS Group Holdings Ltd 144,900 2,733
Macquarie Group Ltd 27,346 2,727
National Bank of Canada 67,900 3,816
Royal Bank of Canada
(e)
29,800 2,412
Sberbank of Russia PJSC ADR 194,243 2,658
Svenska Handelsbanken AB 382,000 3,808
Swedbank AB 145,000 2,728
UBS Group AG 174,000 2,508
$ 29,405
Biotechnology - 0 .57%
Genmab A/S
(d)
4,700 1,871
Building Materials - 2 .10%
Anhui Conch Cement Co Ltd 418,400 2,472
China Resources Cement Holdings Ltd 970,000 1,069
Sika AG 12,460 3,391
$ 6,932
Chemicals - 1 .50%
Nitto Denko Corp 23,000 2,085
Soulbrain Co Ltd/New 12,071 2,888
$ 4,973
Commercial Services - 1 .37%
Ashtead Group PLC 90,137 4,524
Computers - 3 .59%
BayCurrent Consulting Inc 17,400 2,623
Bechtle AG 13,000 2,755
Gigabyte Technology Co Ltd 710,000 1,997
Nomura Research Institute Ltd 67,900 2,287
Teleperformance 6,822 2,231
$ 11,893
Cosmetics & Personal Care - 0 .51%
L'Oreal SA 4,800 1,689
Distribution & Wholesale - 0 .77%
Ferguson PLC 22,000 2,554
Diversified Financial Services - 3 .28%
Amundi SA
(f)
19,500 1,451
Azimut Holding SpA 152,892 3,213
Banca Generali SpA
(d)
59,000 1,829
Hana Financial Group Inc 51,000 1,487
IG Group Holdings PLC 144,000 1,476
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
KB Financial Group Inc 39,000 $ 1,408
$ 10,864
Electric - 2 .86%
Endesa SA 85,000 2,173
Enel SpA 192,000 1,904
Iberdrola SA 399,000 5,402
$ 9,479
Electrical Components & Equipment - 2 .21%
Delta Electronics Inc 248,000 2,496
LG Innotek Co Ltd 13,000 2,312
Schneider Electric SE 17,000 2,488
$ 7,296
Electronics - 2 .67%
Lotes Co Ltd 89,000 1,646
Micro-Star International Co Ltd 436,000 2,024
Murata Manufacturing Co Ltd 33,000 3,170
Tripod Technology Corp 433,000 1,980
$ 8,820
Engineering & Construction - 1 .10%
HomeServe PLC 142,000 2,024
Penta-Ocean Construction Co Ltd 197,000 1,614
$ 3,638
Entertainment - 1 .38%
Evolution Gaming Group AB
(f)
21,200 2,063
Kindred Group PLC
(d)
210,000 2,518
$ 4,581
Food - 3 .17%
Magnit PJSC 121,000 1,799
Marfrig Global Foods SA
(d)
531,000 1,291
Metro Inc/CN 32,500 1,405
Nestle SA 38,000 4,260
X5 Retail Group NV 49,000 1,727
$ 10,482
Gas - 1 .02%
ENN Energy Holdings Ltd 219,400 3,384
Healthcare - Products - 0 .52%
QIAGEN NV
(d)
32,000 1,733
Home Builders - 1 .05%
Berkeley Group Holdings PLC 27,783 1,589
Open House Co Ltd 47,000 1,892
$ 3,481
Home Furnishings - 1 .13%
Sony Corp 39,000 3,733
Insurance - 7 .51%
Allianz SE 8,123 1,836
Assicurazioni Generali SpA 128,000 2,185
Japan Post Insurance Co Ltd 137,114 2,693
Legal & General Group PLC 1,156,230 3,845
Manulife Financial Corp 191,000 3,452
Power Corp of Canada 70,350 1,638
Samsung Life Insurance Co Ltd 24,500 1,545
Sun Life Financial Inc 52,500 2,426
Swiss Life Holding AG 5,764 2,628
Tokio Marine Holdings Inc 53,037 2,605
$ 24,853
Internet - 7 .63%
Alibaba Group Holding Ltd ADR
(d)
40,400 10,255
JD.com Inc ADR
(d)
20,200 1,791
Tencent Holdings Ltd 130,000 11,583
Vipshop Holdings Ltd ADR
(d)
59,000 1,618
$ 25,247
Iron & Steel - 1 .50%
Fortescue Metals Group Ltd 129,000 2,125
Mineral Resources Ltd 109,500 2,852
$ 4,977
Machinery - Construction & Mining - 0 .91%
Sandvik AB 121,000 3,013

Schedule of Investments
International Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .38%
Atlas Copco AB - A Shares 84,000 $ 4,557
Fuji Corp/Aichi 63,000 1,647
Haitian International Holdings Ltd 462,000 1,666
$ 7,870
Mining - 3 .66%
Anglo American PLC 95,500 3,141
BHP Group PLC 73,000 2,001
Polymetal International PLC 78,000 1,683
Rio Tinto Ltd 41,000 3,432
Saracen Mineral Holdings Ltd
(d)
508,000 1,868
$ 12,125
Miscellaneous Manufacturers - 1 .80%
Elite Material Co Ltd 446,000 2,390
Siemens AG 23,000 3,564
$ 5,954
Oil & Gas - 1 .94%
Beach Energy Ltd 1,542,000 1,918
PTT Exploration & Production PCL 468,000 1,607
Reliance Industries Ltd
(f)
57,000 2,882
$ 6,407
Pharmaceuticals - 2 .87%
Novo Nordisk A/S 29,000 2,020
Roche Holding AG 4,500 1,553
Sanofi 29,000 2,727
Shanghai Fosun Pharmaceutical Group Co Ltd 326,000 1,465
UCB SA 16,800 1,740
$ 9,505
Private Equity - 0 .65%
Partners Group Holding AG 1,820 2,149
Real Estate - 0 .60%
TAG Immobilien AG
(d)
65,000 1,996
Retail - 3 .54%
Alimentation Couche-Tard Inc 78,000 2,379
ANTA Sports Products Ltd 192,600 3,172
B&M European Value Retail SA 288,000 2,105
Harvey Norman Holdings Ltd 467,000 1,891
JB Hi-Fi Ltd 55,000 2,162
$ 11,709
Semiconductors - 9 .36%
ASML Holding NV 6,300 3,363
Novatek Microelectronics Corp 260,000 3,646
Realtek Semiconductor Corp 196,000 3,153
Samsung Electronics Co Ltd 91,000 6,653
Taiwan Semiconductor Manufacturing Co Ltd 233,854 4,942
Taiwan Semiconductor Manufacturing Co Ltd
ADR
50,700 6,161
Tokyo Electron Ltd 8,000 3,042
$ 30,960
Software - 2 .92%
HCL Technologies Ltd 129,000 1,612
Konami Holdings Corp 27,000 1,655
NetEase Inc ADR 18,855 2,168
Nexon Co Ltd 86,000 2,609
TIS Inc 73,000 1,623
$ 9,667
Telecommunications - 1 .97%
KDDI Corp 80,000 2,351
Nice Ltd
(d)
8,300 2,164
Telefonaktiebolaget LM Ericsson 160,000 2,015
$ 6,530
Toys, Games & Hobbies - 0 .52%
Nintendo Co Ltd 3,000 1,727
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .59%
Canadian National Railway Co 15,000 $ 1,519
Canadian Pacific Railway Ltd 5,300 1,781
Kuehne + Nagel International AG 8,600 1,957
$ 5,257
TOTAL COMMON STOCKS $ 327,552
Total Investments $ 334,881
Other Assets and Liabilities -  (1.21)% (3,992)
TOTAL NET ASSETS - 100.00% $ 330,889
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,544 or
0.77% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,388 or 0.72% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,396 or 1.93% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 14 .51%
Japan 12 .46%
Taiwan 9 .20%
United Kingdom 7 .02%
Canada 6 .79%
Sweden 6 .45%
Australia 6 .32%
France 5 .75%
Switzerland 5 .58%
Korea, Republic Of 4 .92%
Germany 4 .06%
Italy 2 .75%
Spain 2 .29%
United States 2 .22%
Russian Federation 1 .86%
Netherlands 1 .54%
India 1 .36%
Denmark 1 .18%
Singapore 0 .83%
Malta 0 .76%
Israel 0 .65%
Belgium 0 .53%
Cyprus 0 .51%
Thailand 0 .49%
Turkey 0 .47%
Brazil 0 .39%
Hong Kong 0 .32%
Other Assets and Liabilities
( 1 .21 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ 30,988 $ 26,206 $ 4,785
$ 3 $ 30,988 $ 26,206 $ 4,785
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.49% Shares Held Value (000's)
Exchange-Traded Funds - 0.23%
iShares Russell 1000 Growth ETF 114,100 $ 27,298
Money Market Funds - 1.26%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,169,173 3,169
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
149,372,037 149,372
$ 152,541
TOTAL INVESTMENT COMPANIES $ 179,839
CONVERTIBLE PREFERRED STOCKS
- 1.45% Shares Held Value (000's)
Automobile Manufacturers - 1.05%
Rivian Automotive Series D 0.00%
(d),(e),(f),(g)
1,213,721 $ 44,725
Rivian Automotive Series E 0.00%
(d),(e),(f),(g)
1,774,321 65,384
Rivian Automotive Series F 0.00%
(d),(e),(f),(g)
350,551 12,918
Waymo LLC Series A-2 0.00%
(d),(e),(f),(g)
48,770 4,188
$ 127,215
Chemicals - 0.04%
Sila Nano Series F 0.00%
(d),(e),(f),(g)
103,620 4,277
Software - 0.31%
Magic Leap Inc - Series C 0.00%
(d),(e),(f),(g)
168,788 389
Magic Leap Inc - Series D 0.00%
(d),(e),(f),(g)
48,744 131
Nuro - Series C 0.00%
(d),(e),(f),(g)
353,308 4,612
Rappi Inc - Series E 0.00%
(d),(e),(f),(g)
103,387 6,177
UIPATH Inc Series D-1 0.00%
(d),(e),(f),(g)
345,675 21,527
UIPATH Inc Series D-2 0.00%
(d),(e),(f),(g)
58,044 3,615
UIPATH Inc Series E 0.00%
(d),(e),(f),(g)
9,487 591
$ 37,042
Telecommunications - 0.05%
Aurora Innovation 0.00%
(d),(e),(f),(g)
327,430 6,436
TOTAL CONVERTIBLE PREFERRED STOCKS $ 174,970
COMMON STOCKS - 97.27% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc /The
(d)
2,894 $ 2,217
Aerospace & Defense - 1.08%
HEICO Corp 2,512 296
HEICO Corp - Class A 4,375 465
L3Harris Technologies Inc 706,163 121,114
Lockheed Martin Corp 17,346 5,582
Mercury Systems Inc
(d)
3,110 221
Northrop Grumman Corp 10,062 2,884
TransDigm Group Inc
(d)
810 448
$ 131,010
Agriculture - 0.02%
Altria Group Inc 56,842 2,335
Apparel - 0.40%
NIKE Inc 359,745 48,058
VF Corp 1,310 101
$ 48,159
Automobile Manufacturers - 0.35%
Tesla Inc
(d)
52,911 41,986
Automobile Parts & Equipment - 0.57%
Allison Transmission Holdings Inc 5,106 208
Aptiv PLC 517,296 69,111
BorgWarner Inc 2,134 89
$ 69,408
Banks - 0.25%
Goldman Sachs Group Inc /The 113,371 30,743
Beverages - 1.27%
Boston Beer Co Inc /The
(d)
622 570
Brown-Forman Corp - A Shares 2,690 178
Brown-Forman Corp - B Shares 1,863,203 133,536
Coca-Cola Co/The 159,093 7,660
Monster Beverage Corp
(d)
25,848 2,244
PepsiCo Inc 71,258 9,732
$ 153,920
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.99%
ACADIA Pharmaceuticals Inc
(d)
7,742 $ 372
Acceleron Pharma Inc
(d)
3,380 390
Alexion Pharmaceuticals Inc
(d)
2,293 352
Alnylam Pharmaceuticals Inc
(d)
8,078 1,216
Amgen Inc 40,744 9,837
Berkeley Lights Inc
(d)
374 27
Biogen Inc
(d)
3,247 918
BioMarin Pharmaceutical Inc
(d)
11,464 949
Bluebird Bio Inc
(d)
2,072 92
Exact Sciences Corp
(d)
9,039 1,240
Exelixis Inc
(d)
7,715 171
Global Blood Therapeutics Inc
(d)
4,095 205
Guardant Health Inc
(d)
5,748 894
Illumina Inc
(d)
10,282 4,385
Incyte Corp
(d)
327,329 29,378
Ionis Pharmaceuticals Inc
(d)
4,497 270
Iovance Biotherapeutics Inc
(d)
9,639 422
Moderna Inc
(d)
19,983 3,460
Regeneron Pharmaceuticals Inc
(d)
6,778 3,415
Royalty Pharma PLC 3,064 144
Sage Therapeutics Inc
(d)
277 22
Seagen Inc
(d)
8,849 1,454
Vertex Pharmaceuticals Inc
(d)
262,281 60,083
$ 119,696
Building Materials - 0.01%
Armstrong World Industries Inc 1,233 96
AZEK Co Inc /The
(d)
470 19
Carrier Global Corp 21,823 840
Trex Co Inc
(d)
8,092 743
$ 1,698
Chemicals - 1.55%
Air Products and Chemicals Inc 1,963 524
Ecolab Inc 3,472 710
FMC Corp 1,785 193
NewMarket Corp 397 156
RPM International Inc 7,478 617
Sherwin-Williams Co/The 266,869 184,619
W R Grace & Co 1,409 82
$ 186,901
Commercial Services - 6.62%
2U Inc
(d)
1,548 63
Affirm Holdings Inc
(d),(h)
22,969 2,288
Automatic Data Processing Inc 25,907 4,278
Avalara Inc
(d)
5,770 866
Booz Allen Hamilton Holding Corp 9,463 806
Bright Horizons Family Solutions Inc
(d)
2,907 442
Chegg Inc
(d)
8,472 807
Cintas Corp 512,032 162,887
CoreLogic Inc /United States 296 22
CoStar Group Inc
(d)
46,380 41,729
Dun & Bradstreet Holdings Inc
(d)
2,947 70
Equifax Inc 6,283 1,113
FleetCor Technologies Inc
(d)
5,770 1,401
Gartner Inc
(d)
6,055 920
Global Payments Inc 940,879 166,084
H&R Block Inc 9,484 163
IHS Markit Ltd 15,144 1,319
MarketAxess Holdings Inc 2,579 1,395
Moody's Corp 11,380 3,030
Morningstar Inc 1,268 292
Paylocity Holding Corp
(d)
2,669 500
PayPal Holdings Inc
(d)
1,572,776 368,517
Quanta Services Inc 1,932 136
Rollins Inc 13,613 490
S&P Global Inc 98,710 31,291
Square Inc
(d)
25,890 5,591
StoneCo Ltd
(d)
14,077 1,012
TransUnion 12,113 1,054
Verisk Analytics Inc 11,103 2,037

Schedule of Investments
LargeCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
(d)
250 $ 47
$ 800,650
Computers - 3.94%
Accenture PLC - Class A 44,581 10,785
Apple Inc 2,923,506 385,786
CACI International Inc
(d)
279 67
Cognizant Technology Solutions Corp 2,687 210
Crowdstrike Holdings Inc
(d)
7,707 1,663
Dell Technologies Inc
(d)
1,074 78
EPAM Systems Inc
(d)
3,717 1,280
Fortinet Inc
(d)
9,305 1,347
Genpact Ltd 1,915,145 73,311
Globant SA
(d)
2,694 517
Leidos Holdings Inc 912 97
Lumentum Holdings Inc
(d)
530 50
McAfee Corp 1,222 23
NetApp Inc 8,397 558
Pure Storage Inc
(d)
9,683 224
Science Applications International Corp 495 48
Zscaler Inc
(d)
4,950 989
$ 477,033
Consumer Products - 0.03%
Avery Dennison Corp 2,400 362
Church & Dwight Co Inc 17,209 1,453
Clorox Co/The 6,260 1,311
Reynolds Consumer Products Inc 976 30
$ 3,156
Cosmetics & Personal Care - 1.35%
Estee Lauder Cos Inc /The 646,552 153,006
Procter & Gamble Co/The 76,192 9,769
$ 162,775
Distribution & Wholesale - 0.04%
Copart Inc
(d)
14,221 1,561
Fastenal Co 32,508 1,482
IAA Inc
(d)
2,236 128
Pool Corp 2,711 960
WW Grainger Inc 2,285 832
$ 4,963
Diversified Financial Services - 3.81%
Ares Management Corp 6,861 310
Cboe Global Markets Inc 1,669 153
Charles Schwab Corp/The 430,383 22,182
Credit Acceptance Corp
(d),(h)
47 18
Intercontinental Exchange Inc 13,629 1,504
LendingTree Inc
(d)
720 234
LPL Financial Holdings Inc 410 44
Mastercard Inc 683,334 216,132
Rocket Cos Inc
(d),(h)
2,729 58
SLM Corp 6,057 84
T Rowe Price Group Inc 4,024 630
Tradeweb Markets Inc 4,977 303
Virtu Financial Inc 3,955 110
Visa Inc 1,059,333 204,716
Western Union Co/The 5,566 124
XP Inc
(d)
318,326 13,892
$ 460,494
Electric - 0.39%
NextEra Energy Inc 580,720 46,963
NRG Energy Inc 5,905 244
$ 47,207
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc 3,444 151
Generac Holdings Inc
(d)
3,897 960
Universal Display Corp 3,002 693
$ 1,804
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2.30%
Agilent Technologies Inc 1,862 $ 224
Allegion plc 4,190 448
Amphenol Corp 11,985 1,497
Coherent Inc
(d)
1,394 280
Fortive Corp 1,869,788 123,555
Jabil Inc 1,955 81
Keysight Technologies Inc
(d)
4,399 623
Mettler -Toledo International Inc
(d)
1,554 1,815
Roper Technologies Inc 379,704 149,190
Waters Corp
(d)
316 84
$ 277,797
Energy - Alternate Sources - 0.02%
Array Technologies Inc
(d)
278 12
Enphase Energy Inc
(d)
7,393 1,348
SolarEdge Technologies Inc
(d)
3,417 985
$ 2,345
Engineering & Construction - 0.00%
frontdoor Inc
(d)
1,008 56
Entertainment - 0.25%
DraftKings Inc
(d)
556,139 30,093
Live Nation Entertainment Inc
(d)
9,924 659
Vail Resorts Inc 224 60
$ 30,812
Environmental Control - 0.00%
Waste Management Inc 3,817 425
Food - 0.05%
Albertsons Cos Inc
(h)
1,256 22
Beyond Meat Inc
(d)
2,877 512
Campbell Soup Co 6,784 326
Grocery Outlet Holding Corp
(d)
2,643 113
Hershey Co/The 7,971 1,159
Kellogg Co 5,955 351
Lamb Weston Holdings Inc 2,339 175
McCormick & Co Inc /MD 9,702 869
Pilgrim's Pride Corp
(d)
1,194 23
Sprouts Farmers Market Inc
(d)
6,949 157
Sysco Corp 24,174 1,729
$ 5,436
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 1,701 195
MSA Safety Inc 565 88
$ 283
Healthcare - Products - 8.89%
10X Genomics Inc
(d)
4,018 688
Abbott Laboratories 46,535 5,751
ABIOMED Inc
(d)
3,096 1,078
Adaptive Biotechnologies Corp
(d)
5,333 296
Align Technology Inc
(d)
5,464 2,871
Avantor Inc
(d)
1,435,174 42,324
Baxter International Inc 14,950 1,149
Bio- Techne Corp 2,496 811
Bruker Corp 3,070 178
Cooper Cos Inc /The 411 150
Danaher Corp 797,880 189,768
Edwards Lifesciences Corp
(d)
1,906,836 157,467
Haemonetics Corp
(d)
3,252 372
Hill-Rom Holdings Inc 516 49
Hologic Inc
(d)
12,526 999
ICU Medical Inc
(d)
365 75
IDEXX Laboratories Inc
(d)
5,889 2,819
Insulet Corp
(d)
4,589 1,226
Intuitive Surgical Inc
(d)
415,700 310,794
Masimo Corp
(d)
3,418 875
Novocure Ltd
(d)
6,954 1,119
Penumbra Inc
(d),(h)
2,304 601
PerkinElmer Inc 1,511 222
Quidel Corp
(d)
2,599 652
Repligen Corp
(d)
3,654 731

Schedule of Investments
LargeCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
ResMed Inc 10,034 $ 2,022
STERIS PLC 313 58
Stryker Corp 434,357 95,997
Tandem Diabetes Care Inc
(d)
3,694 342
Teleflex Inc 2,042 771
Thermo Fisher Scientific Inc 492,936 251,249
Varian Medical Systems Inc
(d)
799 140
West Pharmaceutical Services Inc 5,136 1,538
$ 1,075,182
Healthcare - Services - 2.25%
Amedisys Inc
(d)
2,208 634
American Well Corp
(d),(h)
2,293 81
Anthem Inc 76,035 22,581
Centene Corp
(d)
503,906 30,386
Charles River Laboratories International Inc
(d)
3,026 784
Chemed Corp 1,082 560
DaVita Inc
(d)
968 114
Encompass Health Corp 3,113 250
HCA Healthcare Inc 347,195 56,412
Humana Inc 109,611 41,993
IQVIA Holdings Inc
(d)
5,045 897
Laboratory Corp of America Holdings
(d)
373 85
Molina Healthcare Inc
(d)
2,763 590
PPD Inc
(d)
9,461 304
Syneos Health Inc
(d)
542 40
Teladoc Health Inc
(d)
7,018 1,852
UnitedHealth Group Inc 344,323 114,860
$ 272,423
Home Builders - 0.00%
NVR Inc
(d)
23 102
Home Furnishings - 0.00%
Dolby Laboratories Inc 546 48
Tempur Sealy International Inc 9,797 259
$ 307
Housewares - 0.00%
Scotts Miracle- Gro Co/The 2,656 588
Insurance - 0.07%
Alleghany Corp 85 48
Aon PLC 15,845 3,218
Axis Capital Holdings Ltd 541 25
Brown & Brown Inc 915 39
Erie Indemnity Co 1,003 244
GoHealth Inc
(d)
288 4
Lincoln National Corp 1,673 76
Marsh & McLennan Cos Inc 27,555 3,029
Primerica Inc 1,711 238
Progressive Corp/The 11,797 1,029
RenaissanceRe Holdings Ltd 1,196 180
$ 8,130
Internet - 25.03%
Airbnb - Class B
(d),(f),(g)
301,776 55,415
Alibaba Group Holding Ltd ADR
(d)
428,813 108,846
Alphabet Inc - A Shares
(d)
166,927 305,036
Alphabet Inc - C Shares
(d)
217,480 399,237
Amazon.com Inc
(d)
256,179 821,361
Anaplan Inc
(d)
9,119 608
Booking Holdings Inc
(d)
27,831 54,113
CDW Corp/DE 9,928 1,307
DoorDash Inc - Class A
(d),(h)
19,392 3,748
DoorDash Inc - Class A Lockup Shares
(d),(f)
37,000 7,151
eBay Inc 41,933 2,370
Etsy Inc
(d)
8,259 1,644
Expedia Group Inc 1,059 131
Facebook Inc
(d)
1,279,129 330,437
Farfetch Ltd
(d)
340,700 20,864
FireEye Inc
(d)
3,511 74
GoDaddy Inc
(d)
11,584 910
Grubhub Inc
(d)
647 49
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
IAC/InterActiveCorp
(d)
199,698 $ 41,927
Leslie's Inc
(d)
1,251 36
Match Group Inc
(d)
1,529,477 213,913
Netflix Inc
(d)
227,619 121,182
NortonLifeLock Inc 38,424 810
Okta Inc
(d)
8,049 2,085
Palo Alto Networks Inc
(d)
6,502 2,281
Pinterest Inc
(d)
23,337 1,599
Proofpoint Inc
(d)
3,963 511
Roku Inc
(d)
7,605 2,959
Shopify Inc
(d)
159,464 175,185
Snap Inc Class A
(d)
2,490,487 131,846
Spotify Technology SA
(d)
268,127 84,460
Tencent Holdings Ltd ADR 1,368,923 122,258
Uber Technologies Inc
(d)
74,290 3,784
VeriSign Inc
(d)
4,243 823
Wayfair Inc
(d)
4,507 1,227
Wix.com Ltd
(d)
27,771 6,861
Zendesk Inc
(d)
7,990 1,152
Zillow Group Inc - A Shares
(d)
445 62
Zillow Group Inc - C Shares
(d)
1,081 141
$ 3,028,403
Leisure Products & Services - 0.01%
Peloton Interactive Inc
(d)
4,311 630
Planet Fitness Inc
(d)
3,186 229
Polaris Inc 439 51
Virgin Galactic Holdings Inc
(d),(h)
4,028 179
$ 1,089
Lodging - 0.01%
Las Vegas Sands Corp 9,925 477
Wynn Resorts Ltd 1,692 169
$ 646
Machinery - Construction & Mining - 0.00%
BWX Technologies Inc 4,266 230
Vertiv Holdings Co 15,348 309
$ 539
Machinery - Diversified - 0.38%
Cognex Corp 11,527 947
Graco Inc 5,777 398
Ingersoll Rand Inc
(d)
1,000,657 41,868
Nordson Corp 3,282 587
Rockwell Automation Inc 3,943 980
Toro Co/The 6,739 635
$ 45,415
Media - 0.07%
Altice USA Inc
(d)
20,440 727
Cable One Inc 373 746
Charter Communications Inc
(d)
9,145 5,556
FactSet Research Systems Inc 2,596 785
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
705 29
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
1,411 57
Nexstar Media Group Inc 2,044 232
Sirius XM Holdings Inc
(h)
49,668 311
World Wrestling Entertainment Inc 3,211 181
$ 8,624
Mining - 0.00%
Royal Gold Inc 3,284 351
Miscellaneous Manufacturers - 0 .06%
3M Co 26,002 4,567
Axon Enterprise Inc
(d)
4,377 718
Donaldson Co Inc 918 55
Illinois Tool Works Inc 9,771 1,898
$ 7,238
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
3,354 1,301

Schedule of Investments
LargeCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0.02%
Amcor PLC 16,546 $ 181
Ball Corp 20,906 1,840
Berry Global Group Inc
(d)
3,158 156
Crown Holdings Inc
(d)
936 84
Graphic Packaging Holding Co 4,252 67
$ 2,328
Pharmaceuticals - 4.74%
AbbVie Inc 115,825 11,870
Agios Pharmaceuticals Inc
(d)
431 20
AmerisourceBergen Corp 4,895 510
Becton Dickinson and Co 151,073 39,549
Bristol-Myers Squibb Co 57,617 3,540
Cardinal Health Inc 20,471 1,100
Cigna Corp 576,373 125,102
DexCom Inc
(d)
439,197 164,633
Eli Lilly and Co 59,043 12,279
Herbalife Nutrition Ltd
(d)
882 45
Horizon Therapeutics Plc
(d)
12,637 916
Johnson & Johnson 24,774 4,041
McKesson Corp 8,426 1,470
Merck & Co Inc 154,437 11,903
Neurocrine Biosciences Inc
(d)
6,436 706
PRA Health Sciences Inc
(d)
3,759 463
Reata Pharmaceuticals Inc
(d)
1,505 156
Sarepta Therapeutics Inc
(d)
5,208 466
Zoetis Inc 1,259,297 194,246
$ 573,015
Pipelines - 0.01%
Cheniere Energy Inc
(d)
16,192 1,026
Equitrans Midstream Corp 2,746 18
$ 1,044
Private Equity - 0.00%
Apollo Global Management Inc 5,920 272
Carlyle Group Inc /The 801 26
$ 298
REITs - 1.53%
American Tower Corp 30,922 7,030
Americold Realty Trust 1,562 55
Brookfield Property REIT Inc 3,019 52
CoreSite Realty Corp 1,895 255
Crown Castle International Corp 27,172 4,327
Equinix Inc 6,210 4,595
Equity LifeStyle Properties Inc 4,988 303
Extra Space Storage Inc 6,213 707
Iron Mountain Inc 11,725 395
Public Storage 6,892 1,569
SBA Communications Corp 611,318 164,243
Simon Property Group Inc 17,815 1,656
$ 185,187
Retail - 4.72%
AutoZone Inc
(d)
965 1,079
Best Buy Co Inc 2,892 315
Burlington Stores Inc
(d)
4,063 1,011
CarMax Inc
(d)
194,750 22,938
Carvana Co
(d)
164,509 42,968
Chipotle Mexican Grill Inc
(d)
23,806 35,233
Costco Wholesale Corp 363,250 128,020
Dollar General Corp 314,634 61,231
Dollar Tree Inc
(d)
7,853 798
Domino's Pizza Inc 2,724 1,010
Five Below Inc
(d)
3,820 671
Floor & Decor Holdings Inc
(d)
6,565 604
Home Depot Inc /The 37,655 10,198
Lowe's Cos Inc 52,989 8,841
Lululemon Athletica Inc
(d)
473,873 155,752
McDonald's Corp 7,462 1,551
Ollie's Bargain Outlet Holdings Inc
(d)
3,390 321
O'Reilly Automotive Inc
(d)
4,989 2,123
Ross Stores Inc 760,273 84,610
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Starbucks Corp 47,279 $ 4,577
TJX Cos Inc /The 68,033 4,357
Tractor Supply Co 8,089 1,147
Ulta Beauty Inc
(d)
3,502 980
Vroom Inc
(d)
1,507 56
Wendy's Co/The 12,549 256
Williams-Sonoma Inc 876 113
Yum China Holdings Inc 1,934 110
Yum! Brands Inc 1,583 161
$ 571,031
Semiconductors - 3.16%
Advanced Micro Devices Inc
(d)
490,388 41,997
Allegro MicroSystems Inc
(d)
749 21
Analog Devices Inc 3,118 459
Applied Materials Inc 64,222 6,209
ASML Holding NV - NY Reg Shares 159,253 85,067
Broadcom Inc 26,185 11,796
Entegris Inc 8,774 863
Inphi Corp
(d)
3,345 564
IPG Photonics Corp
(d)
167 37
KLA Corp 10,865 3,043
Lam Research Corp 10,158 4,916
Marvell Technology Group Ltd 505,829 26,030
Maxim Integrated Products Inc 6,171 541
Microchip Technology Inc 13,084 1,781
MKS Instruments Inc 2,875 454
Monolithic Power Systems Inc 3,044 1,082
NVIDIA Corp 41,290 21,454
NXP Semiconductors NV 964,352 154,750
QUALCOMM Inc 78,718 12,302
Teradyne Inc 11,576 1,314
Texas Instruments Inc 32,048 5,310
Xilinx Inc 17,098 2,232
$ 382,222
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 276 43
Software - 20.68%
Activision Blizzard Inc 21,133 1,923
Adobe Inc
(d)
425,977 195,426
Akamai Technologies Inc
(d)
9,220 1,024
Alteryx Inc
(d)
3,684 464
ANSYS Inc
(d)
5,995 2,124
Aspen Technology Inc
(d)
4,408 590
Atlassian Corp PLC
(d)
9,168 2,119
Autodesk Inc
(d)
766,344 212,607
BigCommerce Holdings Inc
(d),(h)
538 43
Bill.com Holdings Inc
(d)
5,105 622
Black Knight Inc
(d)
10,585 865
Broadridge Financial Solutions Inc 8,009 1,132
Cadence Design Systems Inc
(d)
19,299 2,516
CDK Global Inc 1,023 51
Ceridian HCM Holding Inc
(d)
5,654 525
Cerner Corp 21,301 1,706
Change Healthcare Inc
(d)
12,463 297
Citrix Systems Inc 2,346 313
Cloudflare Inc
(d)
7,629 585
Coupa Software Inc
(d)
4,797 1,486
Datadog Inc
(d)
10,668 1,096
Datto Holding Corp
(d)
711 17
DocuSign Inc
(d)
12,480 2,907
Dropbox Inc - A Shares
(d)
17,171 389
Duck Creek Technologies Inc
(d),(h)
869 42
Dynatrace Inc
(d)
12,799 531
Elastic NV
(d)
4,563 693
Electronic Arts Inc 1,400,698 200,580
Everbridge Inc
(d)
2,400 319
Fair Isaac Corp
(d)
1,956 880
Fastly Inc
(d)
5,517 603
Fidelity National Information Services Inc 212,395 26,222

Schedule of Investments
LargeCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Fiserv Inc
(d)
11,840 $ 1,216
Five9 Inc
(d)
4,317 718
Guidewire Software Inc
(d)
1,103 127
HubSpot Inc
(d)
2,894 1,077
Intuit Inc 921,502 332,874
Jack Henry & Associates Inc 4,176 605
Jamf Holding Corp
(d)
716 26
JFrog Ltd
(d)
855 53
Manhattan Associates Inc
(d)
3,947 447
Medallia Inc
(d)
5,851 243
Microsoft Corp 3,525,291 817,727
MongoDB Inc
(d)
95,536 35,311
MSCI Inc 5,700 2,253
nCino Inc
(d)
837 60
New Relic Inc
(d)
3,582 269
Nutanix Inc
(d)
12,864 393
Oak Street Health Inc
(d)
672 35
Oracle Corp 115,984 7,009
PagerDuty Inc
(d)
4,793 234
Paychex Inc 17,746 1,550
Paycom Software Inc
(d)
3,446 1,309
Pegasystems Inc 2,480 316
Pluralsight Inc
(d)
7,179 149
PTC Inc
(d)
7,300 970
RealPage Inc
(d)
5,371 465
RingCentral Inc
(d)
5,495 2,049
salesforce.com Inc
(d)
541,025 122,033
Sea Ltd ADR
(d)
71,719 15,542
ServiceNow Inc
(d)
417,620 226,834
Slack Technologies Inc
(d)
26,678 1,125
Smartsheet Inc
(d)
7,728 539
Snowflake Inc - Class A
(d)
17,491 4,765
Snowflake Inc - Class B
(d),(f),(g)
10,583 2,883
Splunk Inc
(d)
379,169 62,575
SS&C Technologies Holdings Inc 3,287 207
Stripe Inc - Class B
(d),(e),(f),(g)
114,126 1,791
Synopsys Inc
(d)
154,754 39,532
Take-Two Interactive Software Inc
(d)
7,277 1,459
Teradata Corp
(d)
5,807 156
Twilio Inc
(d)
8,134 2,924
Tyler Technologies Inc
(d)
2,772 1,172
UIPATH Inc - Class A
(d),(e),(f),(g)
45,576 2,838
Unity Software Inc
(d),(h)
1,671 250
Veeva Systems Inc
(d)
434,539 120,124
Vimeo - Class A
(d),(e),(f),(g)
91,564 3,053
VMware Inc
(d),(h)
5,529 762
Workday Inc
(d)
12,300 2,799
Zoom Video Communications Inc
(d)
54,319 20,211
Zynga Inc
(d)
51,085 506
$ 2,502,262
Telecommunications - 0.01%
Arista Networks Inc
(d)
3,374 1,038
CommScope Holding Co Inc
(d)
877 13
Motorola Solutions Inc 1,215 204
Switch Inc 6,182 106
Ubiquiti Inc 484 149
$ 1,510
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
14,293 259
Transportation - 0.29%
CH Robinson Worldwide Inc 1,456 125
Expeditors International of Washington Inc 7,121 637
JB Hunt Transport Services Inc 1,583 213
Landstar System Inc 2,167 302
Norfolk Southern Corp 95,195 22,525
Old Dominion Freight Line Inc 5,884 1,141
Union Pacific Corp 24,275 4,794
United Parcel Service Inc 33,064 5,125
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
XPO Logistics Inc
(d)
334 $ 37
$ 34,899
TOTAL COMMON STOCKS $ 11,767,745
Total Investments $ 12,122,554
Other Assets and Liabilities -  (0.21)% (24,958)
TOTAL NET ASSETS - 100.00% $ 12,097,596
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,788 or
0.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $240,950 or
1.99% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,783 or 0.06% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 28.10%
Consumer, Non-cyclical 26.21%
Communications 25.18%
Consumer, Cyclical 7.40%
Financial 5.66%
Industrial 4.16%
Basic Materials 1.59%
Money Market Funds 1.26%
Utilities 0.39%
Investment Companies 0.23%
Energy 0.03%
Other Assets and Liabilities
(0.21)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 95,143 $ 717,767 $ 663,538 $ 149,372
$ 95,143 $ 717,767 $ 663,538 $ 149,372
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb - Class B 07/14/2015 $ 7,681 $ 55,415 0.46%
Aurora Innovation   0.00% 03/01/2019 3,026 6,436 0.05%
DoorDash Inc - Class A Lockup Shares 06/17/2020 1,698 7,151 0.06%
Magic Leap Inc - Series C   0.00% 01/20/2016 3,888 389 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 1,316 131 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 4,612 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 6,177 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 44,725 0.37%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 65,384 0.54%
Rivian Automotive Series F   0.00% 01/19/2021 12,918 12,918 0.11%
Sila Nano Series F   0.00% 01/07/2021 4,277 4,277 0.04%
Snowflake Inc - Class B 03/17/2020 410 2,883 0.02%
Stripe Inc - Class B 12/17/2019 1,791 1,791 0.01%
UIPATH Inc - Class A 12/11/2020 1,326 2,838 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 4,534 21,527 0.18%
UIPATH Inc Series D-2   0.00% 04/26/2019 761 3,615 0.03%
UIPATH Inc Series E   0.00% 07/09/2020 176 591 0.01%
Vimeo - Class A 01/25/2021 2,968 3,053 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,188 0.03%
Total $ 248,101 2.05%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; March 2021 Long 303 $ 56,134 $ (1,368)
Total $ (1,368)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Core S&P 500 ETF 47,300 $ 17,573
Money Market Funds - 3 .05%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,492,473 1,493
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
164,276,413 164,276
$ 165,769
TOTAL INVESTMENT COMPANIES $ 183,342
COMMON STOCKS - 96 .59 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 65,337 $ 1,573
Omnicom Group Inc 36,011 2,246
$ 3,819
Aerospace & Defense - 1 .39%
Boeing Co/The 88,894 17,262
General Dynamics Corp 38,938 5,711
Howmet Aerospace Inc 65,372 1,607
L3Harris Technologies Inc 35,197 6,037
Lockheed Martin Corp 41,245 13,274
Northrop Grumman Corp 25,974 7,444
Raytheon Technologies Corp 254,408 16,977
Teledyne Technologies Inc
(d)
6,179 2,206
TransDigm Group Inc
(d)
9,120 5,046
$ 75,564
Agriculture - 0 .70%
Altria Group Inc 311,314 12,789
Archer-Daniels-Midland Co 93,204 4,661
Philip Morris International Inc 260,875 20,779
$ 38,229
Airlines - 0 .24%
Alaska Air Group Inc 20,715 1,012
American Airlines Group Inc
(e)
102,313 1,757
Delta Air Lines Inc 106,830 4,055
Southwest Airlines Co 98,880 4,345
United Airlines Holdings Inc
(d)
49,025 1,960
$ 13,129
Apparel - 0 .69%
Hanesbrands Inc 58,348 892
NIKE Inc 210,200 28,081
PVH Corp 11,908 1,015
Ralph Lauren Corp 8,078 816
Tapestry Inc 46,470 1,469
Under Armour Inc - Class A
(d)
31,582 553
Under Armour Inc - Class C
(d)
32,600 488
VF Corp 53,572 4,118
$ 37,432
Automobile Manufacturers - 2 .38%
Cummins Inc 24,794 5,812
Ford Motor Co
(d)
654,579 6,893
General Motors Co 210,995 10,693
PACCAR Inc 58,034 5,294
Tesla Inc
(d)
127,032 100,804
$ 129,496
Automobile Parts & Equipment - 0 .14%
Aptiv PLC 45,233 6,043
BorgWarner Inc 40,961 1,720
$ 7,763
Banks - 4 .54%
Bank of America Corp 1,275,245 37,811
Bank of New York Mellon Corp/The 136,566 5,439
Citigroup Inc 348,761 20,225
Citizens Financial Group Inc 71,541 2,607
Comerica Inc 23,299 1,333
Fifth Third Bancorp 119,341 3,452
First Republic Bank/CA 29,138 4,225
Goldman Sachs Group Inc/The 57,638 15,630
Huntington Bancshares Inc/OH 170,414 2,254
JPMorgan Chase & Co 510,622 65,702
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 163,574 $ 2,758
M&T Bank Corp 21,491 2,847
Morgan Stanley 239,424 16,053
Northern Trust Corp 34,864 3,109
PNC Financial Services Group Inc/The 70,976 10,186
Regions Financial Corp 160,889 2,737
State Street Corp 59,099 4,137
SVB Financial Group
(d)
8,678 3,799
Truist Financial Corp 225,831 10,835
US Bancorp 229,641 9,840
Wells Fargo & Co 692,591 20,695
Zions Bancorp NA 27,474 1,213
$ 246,887
Beverages - 1 .43%
Brown-Forman Corp - B Shares 30,575 2,191
Coca-Cola Co/The 647,899 31,196
Constellation Brands Inc 28,395 5,990
Molson Coors Beverage Co 31,518 1,581
Monster Beverage Corp
(d)
61,904 5,375
PepsiCo Inc 231,500 31,616
$ 77,949
Biotechnology - 1 .64%
Alexion Pharmaceuticals Inc
(d)
36,660 5,621
Amgen Inc 97,522 23,545
Biogen Inc
(d)
25,778 7,285
Bio-Rad Laboratories Inc
(d)
3,606 2,069
Corteva Inc 124,802 4,975
Gilead Sciences Inc 209,986 13,775
Illumina Inc
(d)
24,458 10,430
Incyte Corp
(d)
31,182 2,798
Regeneron Pharmaceuticals Inc
(d)
17,566 8,850
Vertex Pharmaceuticals Inc
(d)
43,561 9,979
$ 89,327
Building Materials - 0 .40%
Carrier Global Corp 136,473 5,254
Fortune Brands Home & Security Inc 23,272 2,007
Johnson Controls International plc 121,265 6,041
Martin Marietta Materials Inc 10,433 2,999
Masco Corp 43,835 2,381
Vulcan Materials Co 22,197 3,310
$ 21,992
Chemicals - 1 .65%
Air Products and Chemicals Inc 37,027 9,877
Albemarle Corp 17,832 2,900
Celanese Corp 19,582 2,392
CF Industries Holdings Inc 35,834 1,483
Dow Inc 124,255 6,449
DuPont de Nemours Inc 122,931 9,767
Eastman Chemical Co 22,693 2,232
Ecolab Inc 41,601 8,508
FMC Corp 21,736 2,354
International Flavors & Fragrances Inc
(e)
17,912 2,013
Linde PLC 87,921 21,576
LyondellBasell Industries NV 43,071 3,694
Mosaic Co/The 57,788 1,500
PPG Industries Inc 39,568 5,330
Sherwin-Williams Co/The 13,694 9,473
$ 89,548
Commercial Services - 2 .26%
Automatic Data Processing Inc 71,833 11,861
Cintas Corp 14,723 4,684
Equifax Inc 20,376 3,609
FleetCor Technologies Inc
(d)
13,971 3,391
Gartner Inc
(d)
14,956 2,272
Global Payments Inc 50,144 8,851
IHS Markit Ltd 62,433 5,437
MarketAxess Holdings Inc 6,360 3,439
Moody's Corp 27,056 7,204
Nielsen Holdings PLC 59,803 1,335

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
196,277 $ 45,990
Quanta Services Inc 23,262 1,639
Robert Half International Inc 19,092 1,289
Rollins Inc 37,060 1,335
S&P Global Inc 40,305 12,777
United Rentals Inc
(d)
12,084 2,936
Verisk Analytics Inc 27,235 4,998
$ 123,047
Computers - 7 .85%
Accenture PLC - Class A 106,132 25,676
Apple Inc 2,677,184 353,281
Cognizant Technology Solutions Corp 89,561 6,981
DXC Technology Co 42,618 1,202
Fortinet Inc
(d)
22,570 3,267
Hewlett Packard Enterprise Co 215,592 2,660
HP Inc 230,083 5,600
International Business Machines Corp 149,266 17,779
Leidos Holdings Inc 22,411 2,377
NetApp Inc 37,420 2,486
Seagate Technology PLC 37,445 2,476
Western Digital Corp 50,966 2,876
$ 426,661
Consumer Products - 0 .32%
Avery Dennison Corp 13,972 2,108
Church & Dwight Co Inc 41,619 3,514
Clorox Co/The 21,114 4,422
Kimberly-Clark Corp 56,978 7,527
$ 17,571
Cosmetics & Personal Care - 1 .35%
Colgate-Palmolive Co 143,590 11,200
Estee Lauder Cos Inc/The 37,949 8,981
Procter & Gamble Co/The 415,373 53,255
$ 73,436
Distribution & Wholesale - 0 .28%
Copart Inc
(d)
34,809 3,820
Fastenal Co 96,170 4,385
LKQ Corp
(d)
46,904 1,646
Pool Corp 6,729 2,383
WW Grainger Inc 7,553 2,752
$ 14,986
Diversified Financial Services - 3 .69%
American Express Co 109,256 12,702
Ameriprise Financial Inc 19,762 3,910
BlackRock Inc 23,761 16,663
Capital One Financial Corp 76,621 7,989
Cboe Global Markets Inc 18,098 1,660
Charles Schwab Corp/The 249,880 12,879
CME Group Inc 60,136 10,929
Discover Financial Services 51,343 4,289
Franklin Resources Inc 45,644 1,200
Intercontinental Exchange Inc 94,024 10,376
Invesco Ltd 63,095 1,299
Mastercard Inc 147,371 46,612
Nasdaq Inc 19,235 2,602
Raymond James Financial Inc 20,415 2,040
Synchrony Financial 90,950 3,060
T Rowe Price Group Inc 37,931 5,935
Visa Inc 284,052 54,893
Western Union Co/The 68,869 1,534
$ 200,572
Electric - 2 .52%
AES Corp/The 111,420 2,718
Alliant Energy Corp 41,839 2,035
Ameren Corp 41,410 3,011
American Electric Power Co Inc 83,153 6,728
CenterPoint Energy Inc 91,266 1,925
CMS Energy Corp 47,965 2,728
Consolidated Edison Inc 57,309 4,056
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 136,662 $ 9,961
DTE Energy Co 32,424 3,849
Duke Energy Corp 123,285 11,589
Edison International 63,407 3,688
Entergy Corp 33,542 3,198
Evergy Inc 37,998 2,042
Eversource Energy 57,429 5,025
Exelon Corp 163,423 6,792
FirstEnergy Corp 90,892 2,796
NextEra Energy Inc 328,176 26,540
NRG Energy Inc 40,911 1,694
Pinnacle West Capital Corp 18,862 1,419
PPL Corp 128,790 3,564
Public Service Enterprise Group Inc 84,737 4,782
Sempra Energy 48,323 5,980
Southern Co/The 176,937 10,425
WEC Energy Group Inc 52,840 4,697
Xcel Energy Inc 88,022 5,633
$ 136,875
Electrical Components & Equipment - 0 .23%
AMETEK Inc 38,539 4,365
Emerson Electric Co 100,181 7,949
$ 12,314
Electronics - 1 .36%
Agilent Technologies Inc 51,260 6,160
Allegion plc 15,417 1,650
Amphenol Corp 50,113 6,258
FLIR Systems Inc 21,969 1,143
Fortive Corp 56,486 3,733
Garmin Ltd 24,987 2,870
Honeywell International Inc 117,544 22,965
Keysight Technologies Inc
(d)
31,041 4,395
Mettler-Toledo International Inc
(d)
3,987 4,657
Roper Technologies Inc 17,569 6,903
TE Connectivity Ltd 55,405 6,671
Trimble Inc
(d)
41,908 2,762
Vontier Corp
(d)
28,224 915
Waters Corp
(d)
10,395 2,751
$ 73,833
Energy - Alternate Sources - 0 .07%
Enphase Energy Inc
(d)
21,162 3,859
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 21,714 2,192
Entertainment - 0 .03%
Live Nation Entertainment Inc
(d)
23,952 1,592
Environmental Control - 0 .22%
Pentair PLC 27,866 1,518
Republic Services Inc 35,239 3,190
Waste Management Inc 65,130 7,250
$ 11,958
Food - 1 .05%
Campbell Soup Co 33,926 1,632
Conagra Brands Inc 81,834 2,832
General Mills Inc 102,402 5,950
Hershey Co/The 24,713 3,594
Hormel Foods Corp 47,031 2,204
J M Smucker Co/The 19,112 2,225
Kellogg Co 42,607 2,511
Kraft Heinz Co/The 108,548 3,637
Kroger Co/The 129,712 4,475
Lamb Weston Holdings Inc 24,514 1,831
McCormick & Co Inc/MD 41,661 3,730
Mondelez International Inc 239,575 13,282
Sysco Corp 85,326 6,102
Tyson Foods Inc 49,271 3,169
$ 57,174
Forest Products & Paper - 0 .06%
International Paper Co 65,850 3,313

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 21,087 $ 1,877
NiSource Inc 64,194 1,422
$ 3,299
Hand & Machine Tools - 0 .12%
Snap-on Inc 9,081 1,635
Stanley Black & Decker Inc 26,839 4,656
$ 6,291
Healthcare - Products - 4 .06%
Abbott Laboratories 296,898 36,694
ABIOMED Inc
(d)
7,571 2,637
Align Technology Inc
(d)
12,021 6,316
Baxter International Inc 85,570 6,574
Boston Scientific Corp
(d)
239,869 8,501
Cooper Cos Inc/The 8,216 2,991
Danaher Corp 105,909 25,189
DENTSPLY SIRONA Inc 36,611 1,958
Edwards Lifesciences Corp
(d)
104,404 8,622
Hologic Inc
(d)
43,053 3,433
IDEXX Laboratories Inc
(d)
14,290 6,840
Intuitive Surgical Inc
(d)
19,693 14,723
Medtronic PLC 225,480 25,103
PerkinElmer Inc 18,757 2,758
ResMed Inc 24,275 4,893
STERIS PLC 14,293 2,674
Stryker Corp 54,767 12,104
Teleflex Inc 7,802 2,946
Thermo Fisher Scientific Inc 66,394 33,841
Varian Medical Systems Inc
(d)
15,303 2,687
West Pharmaceutical Services Inc 12,385 3,709
Zimmer Biomet Holdings Inc 34,722 5,336
$ 220,529
Healthcare - Services - 1 .94%
Anthem Inc 41,663 12,373
Catalent Inc
(d)
27,589 3,174
Centene Corp
(d)
97,125 5,857
DaVita Inc
(d)
12,382 1,453
HCA Healthcare Inc 44,212 7,184
Humana Inc 22,170 8,494
IQVIA Holdings Inc
(d)
32,117 5,710
Laboratory Corp of America Holdings
(d)
16,316 3,735
Quest Diagnostics Inc 22,575 2,916
UnitedHealth Group Inc 158,944 53,020
Universal Health Services Inc 13,020 1,623
$ 105,539
Home Builders - 0 .23%
DR Horton Inc 55,547 4,266
Lennar Corp - A Shares 46,086 3,832
NVR Inc
(d)
587 2,610
PulteGroup Inc 44,910 1,954
$ 12,662
Home Furnishings - 0 .05%
Leggett & Platt Inc 22,195 910
Whirlpool Corp 10,477 1,939
$ 2,849
Housewares - 0 .03%
Newell Brands Inc 63,258 1,519
Insurance - 3 .10%
Aflac Inc 109,433 4,944
Allstate Corp/The 50,936 5,459
American International Group Inc 144,319 5,403
Aon PLC 38,296 7,778
Arthur J Gallagher & Co 32,217 3,718
Assurant Inc 9,936 1,346
Berkshire Hathaway Inc - Class B
(d)
326,006 74,287
Chubb Ltd 75,612 11,014
Cincinnati Financial Corp 25,066 2,108
Everest Re Group Ltd 6,695 1,413
Globe Life Inc 16,129 1,458
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The 60,026 $ 2,882
Lincoln National Corp 30,433 1,384
Loews Corp 39,138 1,773
Marsh & McLennan Cos Inc 84,963 9,338
MetLife Inc 128,142 6,170
Principal Financial Group Inc 42,800 2,109
Progressive Corp/The 98,096 8,553
Prudential Financial Inc 66,336 5,193
Travelers Cos Inc/The 42,433 5,784
Unum Group 34,117 793
W R Berkley Corp 23,585 1,466
Willis Towers Watson PLC 21,593 4,382
$ 168,755
Internet - 10 .99%
Alphabet Inc - A Shares
(d)
50,364 92,033
Alphabet Inc - C Shares
(d)
48,628 89,268
Amazon.com Inc
(d)
71,444 229,064
Booking Holdings Inc
(d)
6,862 13,342
CDW Corp/DE 23,952 3,154
eBay Inc 109,701 6,199
Etsy Inc
(d)
21,121 4,205
Expedia Group Inc 22,771 2,826
F5 Networks Inc
(d)
10,319 2,022
Facebook Inc
(d)
402,703 104,030
Netflix Inc
(d)
74,009 39,402
NortonLifeLock Inc 99,147 2,089
Twitter Inc
(d)
133,234 6,732
VeriSign Inc
(d)
16,821 3,264
$ 597,630
Iron & Steel - 0 .05%
Nucor Corp 50,578 2,465
Leisure Products & Services - 0 .10%
Carnival Corp 124,582 2,326
Norwegian Cruise Line Holdings Ltd
(d)
52,874 1,198
Royal Caribbean Cruises Ltd 31,190 2,027
$ 5,551
Lodging - 0 .30%
Hilton Worldwide Holdings Inc 46,476 4,712
Las Vegas Sands Corp 55,020 2,646
Marriott International Inc/MD 44,551 5,182
MGM Resorts International 68,676 1,961
Wynn Resorts Ltd 16,262 1,619
$ 16,120
Machinery - Construction & Mining - 0 .31%
Caterpillar Inc 91,004 16,639
Machinery - Diversified - 0 .70%
Deere & Co 52,497 15,161
Dover Corp 24,139 2,812
Flowserve Corp 21,820 776
IDEX Corp 12,682 2,361
Ingersoll Rand Inc
(d)
62,268 2,606
Otis Worldwide Corp 68,213 4,410
Rockwell Automation Inc 19,462 4,837
Westinghouse Air Brake Technologies Corp 29,969 2,224
Xylem Inc/NY 30,192 2,916
$ 38,103
Media - 2 .15%
Charter Communications Inc
(d)
24,443 14,851
Comcast Corp - Class A 764,856 37,914
Discovery Inc - A Shares
(d),(e)
26,856 1,112
Discovery Inc - C Shares
(d)
49,417 1,731
DISH Network Corp
(d)
41,423 1,202
Fox Corp - A Shares 56,544 1,763
Fox Corp - B Shares 25,914 775
News Corp - A Shares 65,491 1,271
News Corp - B Shares 20,399 385
ViacomCBS Inc - Class B 94,643 4,590

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The
(d)
303,284 $ 51,003
$ 116,597
Mining - 0 .27%
Freeport-McMoRan Inc
(d)
243,378 6,549
Newmont Corp 134,575 8,021
$ 14,570
Miscellaneous Manufacturers - 1 .18%
3M Co 96,627 16,974
A O Smith Corp 22,686 1,232
Eaton Corp PLC 66,772 7,859
General Electric Co 1,467,415 15,672
Illinois Tool Works Inc 48,250 9,371
Parker-Hannifin Corp 21,576 5,709
Textron Inc 38,340 1,735
Trane Technologies PLC 40,224 5,766
$ 64,318
Office & Business Equipment - 0 .07%
Xerox Holdings Corp 27,915 587
Zebra Technologies Corp
(d)
8,932 3,464
$ 4,051
Oil & Gas - 1 .90%
Apache Corp 63,232 903
Cabot Oil & Gas Corp 66,768 1,224
Chevron Corp 322,476 27,475
ConocoPhillips 226,910 9,083
Devon Energy Corp 99,104 1,631
Diamondback Energy Inc 26,462 1,500
EOG Resources Inc 97,724 4,980
Exxon Mobil Corp 708,295 31,760
Hess Corp 45,782 2,471
HollyFrontier Corp 24,969 711
Marathon Oil Corp 132,233 958
Marathon Petroleum Corp 108,994 4,704
Occidental Petroleum Corp 140,393 2,816
Phillips 66 73,170 4,961
Pioneer Natural Resources Co 33,871 4,095
Valero Energy Corp 68,311 3,855
$ 103,127
Oil & Gas Services - 0 .21%
Baker Hughes Co 114,885 2,308
Halliburton Co 148,085 2,611
NOV Inc
(d)
65,040 805
Schlumberger NV 233,187 5,179
TechnipFMC PLC 70,764 756
$ 11,659
Packaging & Containers - 0 .24%
Amcor PLC 262,744 2,874
Ball Corp 54,797 4,823
Packaging Corp of America 15,886 2,136
Sealed Air Corp 25,990 1,099
Westrock Co 43,999 1,823
$ 12,755
Pharmaceuticals - 5 .43%
AbbVie Inc 295,744 30,308
AmerisourceBergen Corp 24,634 2,567
Becton Dickinson and Co 48,585 12,719
Bristol-Myers Squibb Co 378,544 23,254
Cardinal Health Inc 49,152 2,641
Cigna Corp 60,517 13,135
CVS Health Corp 219,263 15,710
DexCom Inc
(d)
16,087 6,030
Eli Lilly and Co 133,002 27,660
Henry Schein Inc
(d)
23,916 1,575
Johnson & Johnson 440,992 71,939
McKesson Corp 26,897 4,693
Merck & Co Inc 423,820 32,664
Perrigo Co PLC 22,864 976
Pfizer Inc 931,119 33,427
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc
(d)
202,098 $ 3,434
Zoetis Inc 79,615 12,281
$ 295,013
Pipelines - 0 .22%
Kinder Morgan Inc 326,129 4,592
ONEOK Inc 74,444 2,965
Williams Cos Inc/The 203,294 4,316
$ 11,873
Real Estate - 0 .06%
CBRE Group Inc
(d)
56,194 3,427
REITs - 2 .31%
Alexandria Real Estate Equities Inc 20,741 3,466
American Tower Corp 74,413 16,919
AvalonBay Communities Inc 23,386 3,828
Boston Properties Inc 23,728 2,166
Crown Castle International Corp 72,249 11,506
Digital Realty Trust Inc 46,931 6,756
Duke Realty Corp 62,307 2,465
Equinix Inc 14,927 11,045
Equity Residential 57,369 3,536
Essex Property Trust Inc 10,923 2,617
Extra Space Storage Inc 21,648 2,463
Federal Realty Investment Trust 11,531 1,010
Healthpeak Properties Inc 90,183 2,674
Host Hotels & Resorts Inc 118,152 1,601
Iron Mountain Inc 48,273 1,625
Kimco Realty Corp 72,451 1,196
Mid-America Apartment Communities Inc 19,158 2,543
Prologis Inc 123,832 12,780
Public Storage 25,478 5,799
Realty Income Corp 58,796 3,473
Regency Centers Corp 26,434 1,247
SBA Communications Corp 18,614 5,001
Simon Property Group Inc 54,927 5,104
SL Green Realty Corp 12,157 820
UDR Inc 49,330 1,897
Ventas Inc 62,747 2,891
Vornado Realty Trust 26,272 1,045
Welltower Inc 69,905 4,236
Weyerhaeuser Co 125,038 3,900
$ 125,609
Retail - 4 .99%
Advance Auto Parts Inc 11,365 1,695
AutoZone Inc
(d)
3,884 4,344
Best Buy Co Inc 38,606 4,201
CarMax Inc
(d)
27,487 3,237
Chipotle Mexican Grill Inc
(d)
4,688 6,938
Costco Wholesale Corp 73,913 26,049
Darden Restaurants Inc 21,811 2,550
Dollar General Corp 41,041 7,987
Dollar Tree Inc
(d)
39,399 4,005
Domino's Pizza Inc 6,601 2,447
Gap Inc/The 34,461 698
Genuine Parts Co 24,166 2,269
Home Depot Inc/The 180,349 48,842
L Brands Inc 39,134 1,595
Lowe's Cos Inc 122,743 20,480
McDonald's Corp 124,817 25,942
O'Reilly Automotive Inc
(d)
12,137 5,164
Ross Stores Inc 59,636 6,637
Starbucks Corp 196,613 19,034
Target Corp 83,888 15,198
TJX Cos Inc/The 201,125 12,880
Tractor Supply Co 19,515 2,766
Ulta Beauty Inc
(d)
9,438 2,640
Walgreens Boots Alliance Inc 120,395 6,050
Walmart Inc 232,235 32,627
Yum! Brands Inc 50,535 5,129
$ 271,404

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .02%
People's United Financial Inc 71,170 $ 972
Semiconductors - 5 .15%
Advanced Micro Devices Inc
(d)
201,473 17,254
Analog Devices Inc 61,895 9,119
Applied Materials Inc 152,990 14,791
Broadcom Inc 67,761 30,526
Intel Corp 686,479 38,106
IPG Photonics Corp
(d)
5,982 1,337
KLA Corp 25,876 7,247
Lam Research Corp 24,124 11,675
Maxim Integrated Products Inc 44,777 3,927
Microchip Technology Inc 43,616 5,937
Micron Technology Inc
(d)
186,482 14,596
NVIDIA Corp 103,693 53,878
Qorvo Inc
(d)
19,106 3,265
QUALCOMM Inc 189,460 29,609
Skyworks Solutions Inc 27,821 4,709
Teradyne Inc 27,816 3,157
Texas Instruments Inc 153,770 25,478
Xilinx Inc 41,062 5,361
$ 279,972
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,783 1,067
Software - 9 .60%
Activision Blizzard Inc 129,466 11,781
Adobe Inc
(d)
80,362 36,868
Akamai Technologies Inc
(d)
27,269 3,028
ANSYS Inc
(d)
14,388 5,099
Autodesk Inc
(d)
36,836 10,219
Broadridge Financial Solutions Inc 19,367 2,737
Cadence Design Systems Inc
(d)
46,725 6,092
Cerner Corp 51,358 4,114
Citrix Systems Inc 20,625 2,749
Electronic Arts Inc 48,592 6,958
Fidelity National Information Services Inc 103,945 12,833
Fiserv Inc
(d)
96,323 9,891
Intuit Inc 44,015 15,900
Jack Henry & Associates Inc 12,784 1,851
Microsoft Corp 1,266,501 293,778
MSCI Inc 13,887 5,490
Oracle Corp 317,754 19,202
Paychex Inc 53,597 4,680
Paycom Software Inc
(d)
8,207 3,117
salesforce.com Inc
(d)
153,277 34,573
ServiceNow Inc
(d)
32,683 17,752
Synopsys Inc
(d)
25,566 6,531
Take-Two Interactive Software Inc
(d)
19,267 3,862
Tyler Technologies Inc
(d)
6,757 2,857
$ 521,962
Telecommunications - 2 .42%
Arista Networks Inc
(d)
9,127 2,807
AT&T Inc 1,193,716 34,176
Cisco Systems Inc/Delaware 707,840 31,555
Corning Inc 127,984 4,591
Juniper Networks Inc 55,236 1,349
Lumen Technologies Inc 165,407 2,048
Motorola Solutions Inc 28,398 4,758
T-Mobile US Inc
(d)
97,722 12,321
Verizon Communications Inc 693,195 37,952
$ 131,557
Textiles - 0 .03%
Mohawk Industries Inc
(d)
10,018 1,438
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 21,347 2,003
Transportation - 1 .55%
CH Robinson Worldwide Inc 22,772 1,948
CSX Corp 128,112 10,986
Expeditors International of Washington Inc 28,354 2,538
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 40,469 $ 9,524
JB Hunt Transport Services Inc 13,985 1,883
Kansas City Southern 15,679 3,178
Norfolk Southern Corp 42,547 10,067
Old Dominion Freight Line Inc 16,116 3,127
Union Pacific Corp 112,883 22,291
United Parcel Service Inc 119,810 18,571
$ 84,113
Water - 0 .09%
American Water Works Co Inc 30,366 4,829
TOTAL COMMON STOCKS $ 5,250,785
Total Investments $ 5,434,127
Other Assets and Liabilities -  0.04% 2,412
TOTAL NET ASSETS - 100.00% $ 5,436,539
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,093 or
0.09% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,853 or 0.09% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22 .67%
Consumer, Non-cyclical 20 .18%
Communications 15 .63%
Financial 13 .72%
Consumer, Cyclical 9 .53%
Industrial 7 .76%
Money Market Funds 3 .05%
Utilities 2 .67%
Energy 2 .40%
Basic Materials 2 .03%
Investment Companies 0 .32%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 79,783 $ 720,422 $ 635,929 $ 164,276
$ 79,783 $ 720,422 $ 635,929 $ 164,276
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2021 Long 906 $ 167,846 $ (2,728)
Total $ (2,728)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .14 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .34%
iShares Russell 1000 Value ETF 57,561 $ 7,796
Money Market Funds - 2 .80%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,711,497 3,711
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
60,920,935 60,922
$ 64,633
TOTAL INVESTMENT COMPANIES $ 72,429
COMMON STOCKS - 97 .36 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 8,465 $ 204
Omnicom Group Inc 4,631 289
$ 493
Aerospace & Defense - 3 .01%
Boeing Co/The 11,663 2,265
General Dynamics Corp 136,821 20,069
HEICO Corp 203 24
HEICO Corp - Class A 352 37
Hexcel Corp 1,810 79
Howmet Aerospace Inc 8,603 211
L3Harris Technologies Inc 104,967 18,003
Mercury Systems Inc
(d)
199 14
Northrop Grumman Corp 272 78
Raytheon Technologies Corp 416,402 27,787
Spirit AeroSystems Holdings Inc 2,407 81
Teledyne Technologies Inc
(d)
789 282
TransDigm Group Inc
(d)
883 489
$ 69,419
Agriculture - 0 .19%
Altria Group Inc 22,910 941
Archer-Daniels-Midland Co 12,081 604
Bunge Ltd 3,005 197
Philip Morris International Inc 33,994 2,708
$ 4,450
Airlines - 0 .08%
Alaska Air Group Inc 2,607 127
American Airlines Group Inc
(e)
11,831 203
Copa Holdings SA 769 59
Delta Air Lines Inc 13,902 528
JetBlue Airways Corp
(d)
6,711 96
Southwest Airlines Co 12,852 565
United Airlines Holdings Inc
(d)
6,323 253
$ 1,831
Apparel - 0 .07%
Capri Holdings Ltd
(d)
3,088 129
Carter's Inc 928 82
Columbia Sportswear Co 660 58
Hanesbrands Inc 7,541 115
PVH Corp 1,526 130
Ralph Lauren Corp 1,035 105
Skechers USA Inc
(d)
2,909 100
Tapestry Inc 6,027 190
Under Armour Inc - Class A
(d)
4,330 76
Under Armour Inc - Class C
(d)
4,355 65
VF Corp 6,607 508
$ 1,558
Automobile Manufacturers - 0 .16%
Cummins Inc 3,213 753
Ford Motor Co
(d)
84,846 893
General Motors Co 27,279 1,383
PACCAR Inc 7,395 675
$ 3,704
Automobile Parts & Equipment - 0 .06%
Allison Transmission Holdings Inc 954 39
Aptiv PLC 5,836 780
BorgWarner Inc 4,507 189
Gentex Corp 5,345 176
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Lear Corp 1,300 $ 196
$ 1,380
Banks - 10 .34%
Associated Banc-Corp 3,484 63
Bank of America Corp 747,075 22,150
Bank of Hawaii Corp 905 71
Bank of New York Mellon Corp/The 17,425 694
Bank OZK 2,658 99
BOK Financial Corp 722 53
Citigroup Inc 444,588 25,782
Citizens Financial Group Inc 9,289 338
Comerica Inc 3,028 173
Commerce Bancshares Inc/MO 2,297 154
Cullen/Frost Bankers Inc 1,216 112
East West Bancorp Inc 3,069 184
Fifth Third Bancorp 15,510 449
First Citizens BancShares Inc/NC 141 84
First Hawaiian Inc 2,980 69
First Horizon Corp 11,843 165
First Republic Bank/CA 3,709 538
FNB Corp/PA 7,369 73
Goldman Sachs Group Inc/The 177,498 48,132
Huntington Bancshares Inc/OH 21,969 291
JPMorgan Chase & Co 499,359 64,253
KeyCorp 21,182 357
M&T Bank Corp 2,788 369
Morgan Stanley 29,074 1,949
Northern Trust Corp 158,103 14,101
PacWest Bancorp 2,682 81
Pinnacle Financial Partners Inc 1,606 110
PNC Financial Services Group Inc/The 9,257 1,329
Popular Inc 1,889 107
Prosperity Bancshares Inc 1,943 131
Regions Financial Corp 20,942 356
Signature Bank/New York NY 1,126 186
State Street Corp 7,672 537
SVB Financial Group
(d)
1,119 490
Synovus Financial Corp 3,184 118
TCF Financial Corp 3,281 128
Truist Financial Corp 29,411 1,411
Umpqua Holdings Corp 5,052 73
US Bancorp 654,799 28,058
Webster Financial Corp 1,944 91
Wells Fargo & Co 816,453 24,395
Western Alliance Bancorp 2,126 145
Wintrust Financial Corp 1,312 79
Zions Bancorp NA 3,515 155
$ 238,683
Beverages - 1 .91%
Brown-Forman Corp - A Shares 131 9
Brown-Forman Corp - B Shares 643 46
Coca-Cola Co/The 34,880 1,679
Coca-Cola European Partners PLC 476,256 22,132
Constellation Brands Inc 3,478 734
Keurig Dr Pepper Inc 9,731 309
Molson Coors Beverage Co 3,801 191
PepsiCo Inc 139,264 19,019
$ 44,119
Biotechnology - 1 .62%
Acceleron Pharma Inc
(d)
60 7
Alexion Pharmaceuticals Inc
(d)
3,920 601
Berkeley Lights Inc
(d)
91 7
Biogen Inc
(d)
2,330 658
BioMarin Pharmaceutical Inc
(d)
405 34
Bio-Rad Laboratories Inc
(d)
460 264
Bluebird Bio Inc
(d)
859 38
Corteva Inc 839,211 33,451
Exact Sciences Corp
(d)
445 61
Exelixis Inc
(d)
4,214 94

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 27,430 $ 1,799
Ionis Pharmaceuticals Inc
(d)
1,440 87
Nektar Therapeutics
(d)
3,980 78
Royalty Pharma PLC 1,356 64
Sage Therapeutics Inc
(d)
1,028 83
United Therapeutics Corp
(d)
942 154
$ 37,480
Building Materials - 0 .14%
Armstrong World Industries Inc 720 56
AZEK Co Inc/The
(d)
1,361 54
Carrier Global Corp 12,139 467
Eagle Materials Inc 892 98
Fortune Brands Home & Security Inc 2,997 259
Johnson Controls International plc 15,836 789
Lennox International Inc 748 206
Martin Marietta Materials Inc 1,350 388
Masco Corp 5,726 311
MDU Resources Group Inc 4,343 114
Owens Corning 2,326 181
Vulcan Materials Co 2,876 429
$ 3,352
Chemicals - 2 .01%
Air Products and Chemicals Inc 4,208 1,123
Albemarle Corp 2,296 374
Ashland Global Holdings Inc 1,200 96
Axalta Coating Systems Ltd
(d)
4,586 124
Cabot Corp 1,280 56
Celanese Corp 2,565 313
CF Industries Holdings Inc 4,650 193
Chemours Co/The 3,557 94
Dow Inc 16,196 841
DuPont de Nemours Inc 316,012 25,107
Eastman Chemical Co 2,952 290
Ecolab Inc 4,352 890
Element Solutions Inc 4,987 85
FMC Corp 2,263 245
Huntsman Corp 4,363 115
International Flavors & Fragrances Inc
(e)
106,000 11,912
Linde PLC 11,472 2,815
LyondellBasell Industries NV 5,590 479
Mosaic Co/The 7,524 195
NewMarket Corp 26 10
Olin Corp 3,105 74
PPG Industries Inc 5,141 693
RPM International Inc 508 42
Valvoline Inc 4,037 96
W R Grace & Co 868 50
Westlake Chemical Corp 780 60
$ 46,372
Commercial Services - 2 .26%
2U Inc
(d)
994 41
ADT Inc 2,902 26
AMERCO 193 89
Aramark 1,033,406 35,436
Automatic Data Processing Inc 1,309 216
Bright Horizons Family Solutions Inc
(d)
402 61
Cintas Corp 218 69
CoreLogic Inc/United States 1,633 123
Dun & Bradstreet Holdings Inc
(d)
1,050 25
Equifax Inc 676 120
Euronet Worldwide Inc
(d)
1,089 136
FTI Consulting Inc
(d)
789 87
Global Payments Inc 6,495 1,147
Graham Holdings Co 104 59
Grand Canyon Education Inc
(d)
1,011 86
H&R Block Inc 1,064 18
IHS Markit Ltd 3,934 343
John Wiley & Sons Inc 1,039 47
Macquarie Infrastructure Corp 1,688 47
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ManpowerGroup Inc 1,256 $ 111
Morningstar Inc 68 16
Nielsen Holdings PLC 7,760 173
Quanta Services Inc 169,922 11,974
Robert Half International Inc 2,427 164
Rollins Inc 513 18
S&P Global Inc 2,154 683
Sabre Corp 6,304 68
Service Corp International/US 3,784 191
Terminix Global Holdings Inc
(d)
2,879 137
TransUnion 407 35
United Rentals Inc
(d)
1,565 380
WEX Inc
(d)
858 162
$ 52,288
Computers - 3 .01%
Amdocs Ltd 2,887 204
Apple Inc 135,264 17,849
CACI International Inc
(d)
74,634 18,004
Cognizant Technology Solutions Corp 358,145 27,917
Crowdstrike Holdings Inc
(d)
899 194
Dell Technologies Inc
(d)
5,290 386
DXC Technology Co 5,522 156
Genpact Ltd 2,492 95
Hewlett Packard Enterprise Co 28,026 346
HP Inc 29,945 729
International Business Machines Corp 19,404 2,311
Leidos Holdings Inc 2,644 280
Lumentum Holdings Inc
(d)
1,450 136
McAfee Corp 277 5
NCR Corp
(d)
2,919 97
NetApp Inc 2,205 147
Pure Storage Inc
(d)
2,367 55
Science Applications International Corp 1,096 105
Western Digital Corp 6,538 369
$ 69,385
Consumer Products - 0 .85%
Avery Dennison Corp 1,060 160
Church & Dwight Co Inc 215,945 18,232
Clorox Co/The 794 166
Kimberly-Clark Corp 7,413 979
Reynolds Consumer Products Inc 662 20
Spectrum Brands Holdings Inc 974 74
$ 19,631
Cosmetics & Personal Care - 0 .23%
Colgate-Palmolive Co 18,400 1,435
Coty Inc 6,740 43
Estee Lauder Cos Inc/The 506 120
Procter & Gamble Co/The 29,385 3,767
$ 5,365
Distribution & Wholesale - 0 .03%
Fastenal Co 2,355 107
IAA Inc
(d)
2,222 127
LKQ Corp
(d)
6,599 232
Univar Solutions Inc
(d)
3,833 71
Watsco Inc 706 168
WW Grainger Inc 254 93
$ 798
Diversified Financial Services - 3 .01%
Affiliated Managers Group Inc 1,017 112
Air Lease Corp 2,319 92
Alliance Data Systems Corp 1,013 68
Ally Financial Inc 8,144 308
American Express Co 135,432 15,746
Ameriprise Financial Inc 2,569 508
BlackRock Inc 3,213 2,253
Capital One Financial Corp 9,875 1,030
Cboe Global Markets Inc 1,863 171
Charles Schwab Corp/The 335,748 17,305
CME Group Inc 7,748 1,408

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
(d),(e)
218 $ 84
Discover Financial Services 6,679 558
Eaton Vance Corp 2,408 162
Evercore Inc - Class A 854 93
Franklin Resources Inc 5,902 155
Interactive Brokers Group Inc - A Shares 1,566 96
Intercontinental Exchange Inc 7,823 863
Invesco Ltd 8,214 169
Jefferies Financial Group Inc 4,941 115
Lazard Ltd 2,194 90
LendingTree Inc
(d)
9 3
LPL Financial Holdings Inc 1,568 170
Nasdaq Inc 2,491 337
OneMain Holdings Inc 1,492 69
Raymond James Financial Inc 2,669 267
Rocket Cos Inc
(d),(e)
1,352 29
Santander Consumer USA Holdings Inc 1,939 43
SEI Investments Co 2,508 132
SLM Corp 6,202 86
Synchrony Financial 12,709 428
T Rowe Price Group Inc 3,675 575
Tradeweb Markets Inc 241 15
Virtu Financial Inc 147 4
Visa Inc 134,011 25,898
Western Union Co/The 7,203 160
$ 69,602
Electric - 4 .48%
AES Corp/The 14,415 352
Alliant Energy Corp 5,443 265
Ameren Corp 5,364 390
American Electric Power Co Inc 10,836 877
Avangrid Inc 1,304 60
CenterPoint Energy Inc 10,979 232
CMS Energy Corp 6,224 354
Consolidated Edison Inc 7,305 517
Dominion Energy Inc 17,773 1,295
DTE Energy Co 154,747 18,371
Duke Energy Corp 16,042 1,508
Edison International 170,782 9,933
Entergy Corp 4,377 417
Evergy Inc 4,931 265
Eversource Energy 7,473 654
Exelon Corp 536,964 22,316
FirstEnergy Corp 11,819 364
Hawaiian Electric Industries Inc 2,327 77
IDACORP Inc 1,094 97
NextEra Energy Inc 259,913 21,019
NRG Energy Inc 3,459 143
OGE Energy Corp 4,353 133
PG&E Corp
(d)
28,804 329
Pinnacle West Capital Corp 2,448 184
PPL Corp 16,808 465
Public Service Enterprise Group Inc 11,019 622
Sempra Energy 6,309 781
Southern Co/The 23,065 1,359
Vistra Corp 10,632 212
WEC Energy Group Inc 216,253 19,225
Xcel Energy Inc 11,462 733
$ 103,549
Electrical Components & Equipment - 0 .08%
Acuity Brands Inc 852 102
AMETEK Inc 4,993 565
Emerson Electric Co 12,990 1,031
Energizer Holdings Inc 252 11
Generac Holdings Inc
(d)
125 31
Littelfuse Inc 508 124
$ 1,864
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 2 .45%
Agilent Technologies Inc 6,161 $ 740
Allegion plc 697 75
Amphenol Corp 2,556 319
Arrow Electronics Inc
(d)
1,694 165
Avnet Inc 2,252 80
Coherent Inc
(d)
82 16
FLIR Systems Inc 264,057 13,744
Fortive Corp 268,905 17,769
Garmin Ltd 3,258 374
Honeywell International Inc 104,496 20,415
Hubbell Inc 1,171 182
Jabil Inc 2,592 107
Keysight Technologies Inc
(d)
2,702 383
Mettler-Toledo International Inc
(d)
31 36
National Instruments Corp 2,804 116
nVent Electric PLC 3,382 76
Roper Technologies Inc 1,956 769
Sensata Technologies Holding PLC
(d)
3,357 183
SYNNEX Corp 901 74
Trimble Inc
(d)
5,434 358
Vontier Corp
(d)
3,326 108
Waters Corp
(d)
1,230 326
Woodward Inc 1,206 135
$ 56,550
Energy - Alternate Sources - 0 .01%
Array Technologies Inc
(d)
1,151 47
First Solar Inc
(d)
1,999 198
$ 245
Engineering & Construction - 0 .99%
AECOM
(d)
292,587 14,659
frontdoor Inc
(d)
1,547 85
Jacobs Engineering Group Inc 80,404 8,117
$ 22,861
Entertainment - 0 .02%
Lions Gate Entertainment Corp - A shares
(d)
1,170 16
Lions Gate Entertainment Corp - B shares
(d)
2,661 33
Madison Square Garden Entertainment Corp
(d)
435 39
Madison Square Garden Sports Corp
(d)
405 65
Six Flags Entertainment Corp 1,584 54
Vail Resorts Inc 796 212
$ 419
Environmental Control - 0 .07%
Clean Harbors Inc
(d)
1,117 86
Pentair PLC 3,593 196
Republic Services Inc 4,571 414
Stericycle Inc
(d)
1,984 130
Waste Management Inc 8,025 893
$ 1,719
Food - 1 .11%
Albertsons Cos Inc
(e)
624 11
Beyond Meat Inc
(d)
269 48
Campbell Soup Co 2,134 103
Conagra Brands Inc 10,628 368
Flowers Foods Inc 4,244 97
General Mills Inc 13,245 770
Grocery Outlet Holding Corp
(d)
832 35
Hain Celestial Group Inc/The
(d)
1,867 78
Hershey Co/The 729 106
Hormel Foods Corp 410,796 19,250
Ingredion Inc 1,460 110
J M Smucker Co/The 2,405 280
Kellogg Co 3,613 213
Kraft Heinz Co/The 14,124 473
Kroger Co/The 16,887 583
Lamb Weston Holdings Inc 2,448 183
McCormick & Co Inc/MD 2,376 213
Mondelez International Inc 30,843 1,710
Pilgrim's Pride Corp
(d)
714 14
Post Holdings Inc
(d)
1,382 131

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Seaboard Corp 6 $ 19
Sprouts Farmers Market Inc
(d)
412 9
Sysco Corp 3,039 217
TreeHouse Foods Inc
(d)
1,291 54
Tyson Foods Inc 6,267 403
US Foods Holding Corp
(d)
4,786 148
$ 25,626
Forest Products & Paper - 0 .02%
International Paper Co 8,573 431
Gas - 0 .03%
Atmos Energy Corp 2,716 242
National Fuel Gas Co 1,798 72
NiSource Inc 8,344 185
UGI Corp 4,531 163
$ 662
Hand & Machine Tools - 1 .29%
Lincoln Electric Holdings Inc 707 81
MSA Safety Inc 612 96
Regal Beloit Corp 878 110
Snap-on Inc 1,169 210
Stanley Black & Decker Inc 168,845 29,293
$ 29,790
Healthcare - Products - 3 .78%
Abbott Laboratories 186,970 23,108
Baxter International Inc 6,455 496
Bio-Techne Corp 45 15
Boston Scientific Corp
(d)
31,144 1,104
Bruker Corp 1,362 79
Cooper Cos Inc/The 930 339
Danaher Corp 13,673 3,252
DENTSPLY SIRONA Inc 4,762 255
Envista Holdings Corp
(d)
3,474 123
Globus Medical Inc
(d)
1,611 99
Haemonetics Corp
(d)
73 8
Hill-Rom Holdings Inc 1,276 123
Hologic Inc
(d)
1,681 134
ICU Medical Inc
(d)
327 67
Integra LifeSciences Holdings Corp
(d)
1,551 102
Medtronic PLC 476,110 53,006
PerkinElmer Inc 1,952 287
QIAGEN NV
(d)
4,897 265
STERIS PLC 1,732 324
Stryker Corp 5,094 1,126
Tandem Diabetes Care Inc
(d)
123 11
Teleflex Inc 372 140
Thermo Fisher Scientific Inc 3,561 1,815
Varian Medical Systems Inc
(d)
1,725 303
Zimmer Biomet Holdings Inc 4,513 693
$ 87,274
Healthcare - Services - 2 .88%
Acadia Healthcare Co Inc
(d)
1,910 97
American Well Corp
(d),(e)
250 9
Anthem Inc 75,503 22,423
Catalent Inc
(d)
3,530 406
Centene Corp
(d)
8,835 533
Charles River Laboratories International Inc
(d)
128 33
DaVita Inc
(d)
1,382 162
Encompass Health Corp 1,159 93
HCA Healthcare Inc 2,783 452
Humana Inc 1,784 683
IQVIA Holdings Inc
(d)
2,571 457
Laboratory Corp of America Holdings
(d)
1,993 456
Molina Healthcare Inc
(d)
416 89
PPD Inc
(d)
448 14
Quest Diagnostics Inc 2,911 376
Syneos Health Inc
(d)
1,460 109
Teladoc Health Inc
(d)
183 48
UnitedHealth Group Inc 119,438 39,843
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Universal Health Services Inc 1,602 $ 200
$ 66,483
Home Builders - 1 .28%
DR Horton Inc 7,208 554
Lennar Corp - A Shares 337,401 28,054
Lennar Corp - B Shares 291 20
NVR Inc
(d)
66 293
PulteGroup Inc 5,828 254
Thor Industries Inc 1,199 145
Toll Brothers Inc 2,518 129
$ 29,449
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,207 106
Leggett & Platt Inc 2,873 118
Tempur Sealy International Inc 1,126 30
Whirlpool Corp 1,326 245
$ 499
Housewares - 0 .01%
Newell Brands Inc 8,367 201
Scotts Miracle-Gro Co/The 56 12
$ 213
Insurance - 5 .76%
Aflac Inc 15,145 684
Alleghany Corp 272 154
Allstate Corp/The 6,614 709
American Financial Group Inc/OH 1,602 151
American International Group Inc 1,400,678 52,441
American National Group Inc 146 13
Arch Capital Group Ltd
(d)
8,571 269
Arthur J Gallagher & Co 4,101 473
Assurant Inc 132,812 17,993
Assured Guaranty Ltd 1,930 69
Athene Holding Ltd
(d)
2,513 103
Axis Capital Holdings Ltd 1,643 75
Berkshire Hathaway Inc - Class B
(d)
41,028 9,349
Brighthouse Financial Inc
(d)
2,138 76
Brown & Brown Inc 4,862 210
Chubb Ltd 201,268 29,319
Cincinnati Financial Corp 3,260 274
CNA Financial Corp 653 25
Equitable Holdings Inc 8,862 220
Erie Indemnity Co 247 60
Everest Re Group Ltd 868 183
Fidelity National Financial Inc 5,988 217
First American Financial Corp 2,360 123
Globe Life Inc 2,284 207
GoHealth Inc
(d)
721 10
Hanover Insurance Group Inc/The 821 92
Hartford Financial Services Group Inc/The 7,792 374
Kemper Corp 1,341 94
Lemonade Inc
(d),(e)
305 44
Lincoln National Corp 3,675 167
Loews Corp 5,218 236
Markel Corp
(d)
295 286
Marsh & McLennan Cos Inc 2,459 270
Mercury General Corp 636 34
MetLife Inc 16,788 808
MGIC Investment Corp 7,302 86
Old Republic International Corp 6,165 112
Primerica Inc 365 51
Progressive Corp/The 9,083 792
Prudential Financial Inc 8,626 675
Reinsurance Group of America Inc 1,474 155
RenaissanceRe Holdings Ltd 702 106
Travelers Cos Inc/The 5,514 752
Unum Group 4,429 103
Voya Financial Inc 2,733 152
W R Berkley Corp 3,032 188
White Mountains Insurance Group Ltd 70 71

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Willis Towers Watson PLC 68,471 $ 13,895
$ 132,950
Internet - 1 .16%
Alphabet Inc - A Shares
(d)
11,510 21,033
Alphabet Inc - C Shares
(d)
1,422 2,610
eBay Inc 1,320 75
Expedia Group Inc 2,612 324
F5 Networks Inc
(d)
1,322 259
FireEye Inc
(d)
3,897 82
Grubhub Inc
(d)
1,805 136
Leslie's Inc
(d),(e)
528 15
Lyft Inc
(d)
5,376 239
Pinterest Inc
(d)
1,483 102
TripAdvisor Inc
(d)
2,311 71
Twitter Inc
(d)
16,978 858
Uber Technologies Inc
(d)
6,877 350
VeriSign Inc
(d)
903 175
Wayfair Inc
(d)
149 41
Zillow Group Inc - A Shares
(d)
1,113 154
Zillow Group Inc - C Shares
(d)
2,805 366
$ 26,890
Iron & Steel - 0 .03%
Nucor Corp 6,567 320
Reliance Steel & Aluminum Co 1,377 160
Steel Dynamics Inc 4,415 151
$ 631
Leisure Products & Services - 0 .07%
Brunswick Corp/DE 1,716 148
Carnival Corp 10,257 192
Harley-Davidson Inc 3,330 134
Norwegian Cruise Line Holdings Ltd
(d)
6,863 155
Peloton Interactive Inc
(d)
4,188 612
Planet Fitness Inc
(d)
793 57
Polaris Inc 1,129 132
Royal Caribbean Cruises Ltd 3,995 260
Virgin Galactic Holdings Inc
(d),(e)
187 8
$ 1,698
Lodging - 0 .10%
Choice Hotels International Inc 752 76
Extended Stay America Inc 4,060 60
Hilton Worldwide Holdings Inc 5,949 603
Hyatt Hotels Corp 803 53
Las Vegas Sands Corp 4,143 199
Marriott International Inc/MD 5,857 681
MGM Resorts International 10,258 293
Wyndham Destinations Inc 1,827 81
Wyndham Hotels & Resorts Inc 1,991 116
Wynn Resorts Ltd 1,601 159
$ 2,321
Machinery - Construction & Mining - 0 .10%
BWX Technologies Inc 822 44
Caterpillar Inc 11,825 2,162
Oshkosh Corp 1,473 135
$ 2,341
Machinery - Diversified - 3 .03%
AGCO Corp 1,341 149
Colfax Corp
(d)
2,156 80
Crane Co 1,119 85
Curtiss-Wright Corp 900 93
Deere & Co 101,000 29,169
Dover Corp 3,128 364
Flowserve Corp 2,833 101
Gates Industrial Corp PLC
(d)
879 12
Graco Inc 1,794 124
GrafTech International Ltd 1,338 13
IDEX Corp 1,636 305
Ingersoll Rand Inc
(d)
7,550 316
Middleby Corp/The
(d)
1,194 162
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Nordson Corp 254 $ 45
Otis Worldwide Corp 8,896 575
Rockwell Automation Inc 1,296 322
Toro Co/The 262 25
Westinghouse Air Brake Technologies Corp 505,868 37,540
Xylem Inc/NY 3,893 376
$ 69,856
Media - 3 .67%
Charter Communications Inc
(d)
316 192
Comcast Corp - Class A 627,238 31,092
Discovery Inc - A Shares
(d),(e)
3,399 141
Discovery Inc - C Shares
(d)
6,756 237
DISH Network Corp
(d)
5,354 155
Fox Corp - A Shares 7,393 230
Fox Corp - B Shares 3,485 104
Liberty Broadband Corp - A Shares
(d)
536 78
Liberty Broadband Corp - C Shares
(d)
180,793 26,405
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
464 17
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,316 174
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,687 68
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
3,340 135
New York Times Co/The 3,543 176
News Corp - A Shares 8,454 164
News Corp - B Shares 2,918 55
Nexstar Media Group Inc 336 38
Sirius XM Holdings Inc 10,666 67
ViacomCBS Inc - Class A 241 12
ViacomCBS Inc - Class B 11,829 574
Walt Disney Co/The
(d)
146,223 24,590
$ 84,704
Metal Fabrication & Hardware - 0 .01%
Timken Co/The 1,376 104
Valmont Industries Inc 453 88
$ 192
Mining - 0 .09%
Freeport-McMoRan Inc
(d)
31,626 851
Newmont Corp 17,525 1,045
Royal Gold Inc 448 48
Southern Copper Corp 1,793 119
$ 2,063
Miscellaneous Manufacturers - 1 .04%
3M Co 4,168 732
A O Smith Corp 2,888 157
Carlisle Cos Inc 1,171 170
Donaldson Co Inc 2,476 147
Eaton Corp PLC 154,845 18,225
General Electric Co 189,669 2,026
Illinois Tool Works Inc 3,823 742
ITT Inc 1,879 140
Parker-Hannifin Corp 2,787 738
Textron Inc 4,962 225
Trane Technologies PLC 5,206 746
Trinity Industries Inc 2,088 58
$ 24,106
Office & Business Equipment - 0 .01%
Xerox Holdings Corp 3,939 83
Zebra Technologies Corp
(d)
106 41
$ 124
Oil & Gas - 4 .31%
Apache Corp 8,169 117
Cabot Oil & Gas Corp 8,540 157
Chevron Corp 226,938 19,335
Cimarex Energy Co 2,188 92
ConocoPhillips 331,759 13,280

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Continental Resources Inc/OK 1,920 $ 38
Devon Energy Corp 12,834 211
Diamondback Energy Inc 3,430 195
EOG Resources Inc 239,714 12,216
EQT Corp 5,544 90
Exxon Mobil Corp 92,471 4,146
Helmerich & Payne Inc 2,401 58
Hess Corp 214,431 11,575
HollyFrontier Corp 3,250 93
Marathon Oil Corp 16,708 121
Marathon Petroleum Corp 14,115 609
Murphy Oil Corp 3,500 43
Occidental Petroleum Corp 18,275 367
Phillips 66 411,248 27,882
Pioneer Natural Resources Co 4,399 532
Valero Energy Corp 149,695 8,448
$ 99,605
Oil & Gas Services - 0 .06%
Baker Hughes Co 14,309 287
Halliburton Co 19,092 337
NOV Inc
(d)
8,406 104
Schlumberger NV 30,304 673
$ 1,401
Packaging & Containers - 0 .08%
Amcor PLC 29,675 325
AptarGroup Inc 1,394 185
Ardagh Group SA 412 7
Ball Corp 492 43
Berry Global Group Inc
(d)
1,905 94
Crown Holdings Inc
(d)
2,528 228
Graphic Packaging Holding Co 4,732 74
Packaging Corp of America 2,039 274
Sealed Air Corp 3,384 143
Silgan Holdings Inc 1,809 66
Sonoco Products Co 2,179 126
Westrock Co 5,590 232
$ 1,797
Pharmaceuticals - 5 .44%
AbbVie Inc 2,304 236
Agios Pharmaceuticals Inc
(d)
1,276 60
Alkermes PLC
(d)
3,626 76
AmerisourceBergen Corp 1,648 172
Becton Dickinson and Co 93,852 24,570
Bristol-Myers Squibb Co 31,504 1,935
Cigna Corp 5,641 1,224
CVS Health Corp 760,930 54,520
Elanco Animal Health Inc
(d)
9,895 287
Henry Schein Inc
(d)
3,105 204
Herbalife Nutrition Ltd
(d)
1,689 86
Horizon Therapeutics Plc
(d)
252 18
Jazz Pharmaceuticals PLC
(d)
1,171 182
Johnson & Johnson 220,973 36,048
McKesson Corp 894 156
Merck & Co Inc 6,950 536
Perrigo Co PLC 2,973 127
Pfizer Inc 121,274 4,354
PRA Health Sciences Inc
(d)
218 27
Premier Inc 2,647 90
Reata Pharmaceuticals Inc
(d)
54 6
Viatris Inc
(d)
26,285 447
Zoetis Inc 982 151
$ 125,512
Pipelines - 0 .08%
Antero Midstream Corp 6,519 53
Equitrans Midstream Corp 8,454 56
Kinder Morgan Inc 42,427 598
ONEOK Inc 9,563 381
Targa Resources Corp 5,017 137
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Williams Cos Inc/The 26,520 $ 563
$ 1,788
Private Equity - 0 .03%
Apollo Global Management Inc 1,868 86
Carlyle Group Inc/The 2,422 78
KKR & Co Inc 11,833 461
$ 625
Real Estate - 0 .03%
CBRE Group Inc
(d)
7,270 443
Howard Hughes Corp/The
(d)
896 77
Jones Lang LaSalle Inc
(d)
1,118 164
$ 684
REITs - 3 .18%
AGNC Investment Corp 11,865 185
Alexandria Real Estate Equities Inc 2,914 487
American Campus Communities Inc 2,980 123
American Homes 4 Rent 5,938 180
Americold Realty Trust 3,926 137
Annaly Capital Management Inc 30,914 251
Apartment Income REIT Corp 3,330 129
Apartment Investment and Management Co 2,790 13
Apple Hospitality REIT Inc 4,797 60
AvalonBay Communities Inc 3,067 502
Boston Properties Inc 3,386 309
Brandywine Realty Trust 4,062 45
Brixmor Property Group Inc 6,449 109
Brookfield Property REIT Inc 124 2
Camden Property Trust 2,051 210
CoreSite Realty Corp 316 42
Corporate Office Properties Trust 2,582 68
Cousins Properties Inc 3,221 102
Crown Castle International Corp 603 96
CubeSmart 4,208 147
CyrusOne Inc 2,616 191
Digital Realty Trust Inc 6,081 875
Douglas Emmett Inc 3,622 100
Duke Realty Corp 8,030 318
Empire State Realty Trust Inc 3,413 34
EPR Properties 1,792 71
Equity Commonwealth 2,541 72
Equity LifeStyle Properties Inc 2,231 136
Equity Residential 8,013 494
Essex Property Trust Inc 1,419 340
Extra Space Storage Inc 807 92
Federal Realty Investment Trust 1,634 143
First Industrial Realty Trust Inc 2,746 112
Gaming and Leisure Properties Inc 4,777 196
Healthcare Trust of America Inc 4,736 134
Healthpeak Properties Inc 11,758 349
Highwoods Properties Inc 2,240 84
Host Hotels & Resorts Inc 15,217 206
Hudson Pacific Properties Inc 3,270 77
Invitation Homes Inc 12,209 360
Iron Mountain Inc 2,576 87
JBG SMITH Properties 2,651 79
Kilroy Realty Corp 2,500 142
Kimco Realty Corp 8,988 148
Lamar Advertising Co 1,867 151
Life Storage Inc 1,518 124
Medical Properties Trust Inc 12,272 259
MGM Growth Properties LLC 617,879 19,247
Mid-America Apartment Communities Inc 2,479 329
National Retail Properties Inc 3,729 145
New Residential Investment Corp 8,856 83
Omega Healthcare Investors Inc 4,899 177
Outfront Media Inc 3,304 60
Paramount Group Inc 4,921 44
Park Hotels & Resorts Inc 5,199 87
Prologis Inc 200,743 20,717

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Public Storage 83,590 $ 19,027
Rayonier Inc 2,972 91
Realty Income Corp 7,654 452
Regency Centers Corp 3,671 173
Rexford Industrial Realty Inc 2,682 131
SBA Communications Corp 2,082 559
Simon Property Group Inc 1,501 139
SL Green Realty Corp 1,352 91
Spirit Realty Capital Inc 2,240 86
Starwood Property Trust Inc 5,949 112
STORE Capital Corp 5,253 163
Sun Communities Inc 2,301 329
UDR Inc 6,380 245
Ventas Inc 8,134 375
VEREIT Inc 4,670 165
VICI Properties Inc 11,630 294
Vornado Realty Trust 3,821 152
Weingarten Realty Investors 2,786 63
Welltower Inc 9,117 552
Weyerhaeuser Co 16,291 508
WP Carey Inc 3,726 247
$ 73,414
Retail - 7 .17%
Advance Auto Parts Inc 192,034 28,640
AutoNation Inc
(d)
1,277 91
AutoZone Inc
(d)
205 229
Best Buy Co Inc 4,073 443
Burlington Stores Inc
(d)
159 40
CarMax Inc
(d)
3,273 386
Casey's General Stores Inc 799 150
Costco Wholesale Corp 1,124 396
Darden Restaurants Inc 2,830 331
Dick's Sporting Goods Inc 1,341 90
Dollar General Corp 141,829 27,601
Dollar Tree Inc
(d)
2,667 271
Foot Locker Inc 2,251 99
Gap Inc/The 3,973 80
Genuine Parts Co 3,060 287
Home Depot Inc/The 77,528 20,996
Kohl's Corp 3,374 149
L Brands Inc 4,997 204
Lowe's Cos Inc 190,917 31,855
McDonald's Corp 99,744 20,730
MSC Industrial Direct Co Inc 969 75
Nordstrom Inc 2,506 89
Nu Skin Enterprises Inc 1,179 68
Ollie's Bargain Outlet Holdings Inc
(d)
118 11
Penske Automotive Group Inc 768 46
Qurate Retail Inc 8,174 103
Ross Stores Inc 1,447 161
Starbucks Corp 10,794 1,045
Target Corp 10,914 1,977
TJX Cos Inc/The 4,967 318
Ulta Beauty Inc
(d)
93 26
Vroom Inc
(d)
109 4
Walgreens Boots Alliance Inc 15,771 792
Walmart Inc 188,278 26,451
Williams-Sonoma Inc 1,396 180
Yum China Holdings Inc 8,122 461
Yum! Brands Inc 6,077 617
$ 165,492
Savings & Loans - 0 .60%
New York Community Bancorp Inc 1,310,288 13,706
People's United Financial Inc 9,191 125
Sterling Bancorp/DE 4,440 82
TFS Financial Corp 962 17
$ 13,930
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .28%
Advanced Micro Devices Inc
(d)
1,777 $ 152
Allegro MicroSystems Inc
(d)
308 9
Analog Devices Inc 7,053 1,039
Broadcom Inc 76,584 34,501
Cirrus Logic Inc
(d)
1,267 119
Cree Inc
(d)
2,353 238
Entegris Inc 168 16
Intel Corp 89,478 4,967
IPG Photonics Corp
(d)
718 160
Marvell Technology Group Ltd 14,374 740
Maxim Integrated Products Inc 3,862 339
Microchip Technology Inc 149,475 20,345
Micron Technology Inc
(d)
254,472 19,918
MKS Instruments Inc 326 51
ON Semiconductor Corp
(d)
8,844 305
Qorvo Inc
(d)
2,514 430
QUALCOMM Inc 116,058 18,137
Skyworks Solutions Inc 3,631 615
Texas Instruments Inc 119,695 19,832
$ 121,913
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 774 122
Software - 3 .02%
Activision Blizzard Inc 203,459 18,515
Akamai Technologies Inc
(d)
649 72
Aspen Technology Inc
(d)
90 12
Autodesk Inc
(d)
1,596 443
BigCommerce Holdings Inc
(d),(e)
32 3
CDK Global Inc 2,311 115
Ceridian HCM Holding Inc
(d)
679 63
Change Healthcare Inc
(d)
1,491 36
Citrix Systems Inc 1,952 260
Concentrix Corp
(d)
900 96
Datto Holding Corp
(d)
221 5
Duck Creek Technologies Inc
(d),(e)
52 3
Electronic Arts Inc 5,358 767
Fidelity National Information Services Inc 13,482 1,664
Fiserv Inc
(d)
177,038 18,180
Guidewire Software Inc
(d)
1,460 168
Jack Henry & Associates Inc 381 55
Jamf Holding Corp
(d)
220 8
JFrog Ltd
(d),(e)
36 2
Manhattan Associates Inc
(d)
133 15
Microsoft Corp 81,541 18,914
nCino Inc
(d)
28 2
Nuance Communications Inc
(d)
6,125 279
Oak Street Health Inc
(d)
154 8
Oracle Corp 150,296 9,082
Paychex Inc 1,462 128
Pegasystems Inc 77 10
RealPage Inc
(d)
217 19
salesforce.com Inc
(d)
1,376 310
SolarWinds Corp
(d)
864 15
SS&C Technologies Holdings Inc 3,869 243
Synopsys Inc
(d)
247 63
Take-Two Interactive Software Inc
(d)
219 44
Teradata Corp
(d)
505 14
Twilio Inc
(d)
498 179
Unity Software Inc
(d),(e)
89 13
Zynga Inc
(d)
3,794 38
$ 69,843
Telecommunications - 3 .27%
Arista Networks Inc
(d)
240 74
AT&T Inc 155,512 4,452
Ciena Corp
(d)
3,327 178
Cisco Systems Inc/Delaware 602,833 26,875
CommScope Holding Co Inc
(d)
4,144 61
Corning Inc 16,350 586
EchoStar Corp
(d)
1,235 26

Schedule of Investments
LargeCap Value Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Juniper Networks Inc 7,164 $ 175
Lumen Technologies Inc 23,715 294
Motorola Solutions Inc 110,061 18,441
Telephone and Data Systems Inc 2,422 45
T-Mobile US Inc
(d)
153,037 19,295
Ubiquiti Inc 34 10
United States Cellular Corp
(d)
284 9
Verizon Communications Inc 90,362 4,947
Viasat Inc
(d)
1,387 60
$ 75,528
Textiles - 0 .01%
Mohawk Industries Inc
(d)
1,261 181
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,766 260
Mattel Inc
(d)
3,208 58
$ 318
Transportation - 2 .15%
CH Robinson Worldwide Inc 2,430 208
CSX Corp 16,650 1,428
Expeditors International of Washington Inc 1,395 125
FedEx Corp 5,273 1,241
JB Hunt Transport Services Inc 183,197 24,669
Kansas City Southern 2,063 418
Kirby Corp
(d)
1,371 70
Knight-Swift Transportation Holdings Inc 2,721 109
Landstar System Inc 166 23
Norfolk Southern Corp 5,585 1,321
Old Dominion Freight Line Inc 310 60
Ryder System Inc 1,205 75
Schneider National Inc 1,515 32
Union Pacific Corp 94,927 18,745
United Parcel Service Inc 5,310 823
XPO Logistics Inc
(d)
1,872 207
$ 49,554
Water - 0 .04%
American Water Works Co Inc 3,947 628
Essential Utilities Inc 4,869 225
$ 853
TOTAL COMMON STOCKS $ 2,247,980
Total Investments $ 2,320,409
Other Assets and Liabilities -  (0.50)% (11,593)
TOTAL NET ASSETS - 100.00% $ 2,308,816
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,841 or 0.56% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,052 or 0.44% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .95%
Consumer, Non-cyclical 20 .27%
Industrial 14 .45%
Technology 11 .32%
Consumer, Cyclical 9 .09%
Communications 8 .12%
Utilities 4 .55%
Energy 4 .46%
Money Market Funds 2 .80%
Basic Materials 2 .15%
Investment Companies 0 .34%
Other Assets and Liabilities
( 0 .50 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 44,291 $ 373,781 $ 357,150 $ 60,922
$ 44,291 $ 373,781 $ 357,150 $ 60,922
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2021 Long 109 $ 20,193 $ (275)
Total $ (275)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,986 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99 .97 % Shares Held Value (000's)
Aerospace & Defense - 5 .45%
HEICO Corp - Class A 2,263,084 $ 240,589
TransDigm Group Inc
(b)
1,574,928 871,376
$ 1,111,965
Banks - 1 .17%
First Republic Bank/CA 1,224,907 177,599
M&T Bank Corp 467,770 61,966
$ 239,565
Beverages - 0 .48%
Brown-Forman Corp - B Shares 1,380,515 98,941
Building Materials - 4 .10%
Martin Marietta Materials Inc 895,152 257,276
Summit Materials Inc
(b)
4,316,089 88,609
Vulcan Materials Co 3,298,418 491,926
$ 837,811
Chemicals - 0 .61%
Air Products and Chemicals Inc 466,783 124,519
Commercial Services - 10 .57%
Bright Horizons Family Solutions Inc
(b)
675,668 102,681
CoStar Group Inc
(b)
522,176 469,807
Everarc Holdings Ltd - Warrants
(b)
2,883,826 865
Gartner Inc
(b)
2,298,550 349,173
IHS Markit Ltd 3,375,569 293,945
Moody's Corp 684,303 182,202
S&P Global Inc 244,392 77,472
Square Inc
(b)
645,065 139,308
TransUnion 3,177,787 276,595
Verisk Analytics Inc 1,442,795 264,753
$ 2,156,801
Distribution & Wholesale - 4 .02%
Copart Inc
(b)
5,147,780 564,969
Fastenal Co 5,589,245 254,813
$ 819,782
Diversified Financial Services - 1 .53%
Credit Acceptance Corp
(b)
808,220 311,787
Electric - 2 .70%
Brookfield Infrastructure Partners LP 7,372,821 384,640
Brookfield Renewable Corp 519,142 29,046
Brookfield Renewable Partners LP 3,035,973 137,530
$ 551,216
Electronics - 3 .69%
Agilent Technologies Inc 558,875 67,160
Mettler-Toledo International Inc
(b)
271,351 316,965
Roper Technologies Inc 941,750 370,023
$ 754,148
Entertainment - 3 .55%
Live Nation Entertainment Inc
(b)
5,581,558 370,895
Vail Resorts Inc 1,327,257 352,997
$ 723,892
Gas - 0 .13%
Brookfield Infrastructure Corp 380,627 25,532
Healthcare - Products - 1 .41%
IDEXX Laboratories Inc
(b)
602,403 288,358
Holding Companies - Diversified - 0 .20%
Everarc Holdings Ltd
(a),(b)
2,883,826 40,383
Home Builders - 2 .55%
Lennar Corp - A Shares 2,647,798 220,165
Lennar Corp - B Shares 37,662 2,521
NVR Inc
(b)
66,796 297,007
$ 519,693
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7 .36%
Aon PLC 746,195 $ 151,552
Arch Capital Group Ltd
(b)
8,571,028 269,216
Brown & Brown Inc 6,006,670 258,827
Fidelity National Financial Inc 6,671,064 242,160
Markel Corp
(b)
455,289 441,394
Progressive Corp/The 1,601,158 139,605
$ 1,502,754
Internet - 4 .28%
VeriSign Inc
(b)
1,970,886 382,490
Wix.com Ltd
(b)
1,985,468 490,510
$ 873,000
Investment Companies - 0 .33%
Brookfield Business Partners LP 456,602 16,502
Cannae Holdings Inc
(b)
1,332,192 50,610
$ 67,112
Lodging - 3 .08%
Hilton Worldwide Holdings Inc 4,905,645 497,383
Hyatt Hotels Corp
(a)
2,006,988 131,779
$ 629,162
Machinery - Diversified - 0 .44%
Cognex Corp 407,088 33,434
Colfax Corp
(b)
1,539,171 57,134
$ 90,568
Media - 4 .64%
Liberty Broadband Corp - A Shares
(b)
684,260 99,334
Liberty Broadband Corp - C Shares
(b)
3,315,231 484,190
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
510,634 18,510
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
4,350,423 175,018
Liberty Media Corp-Liberty SiriusXM - A Shares
(b)
1,015,733 41,056
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
3,189,607 129,370
$ 947,478
Private Equity - 7 .07%
Brookfield Asset Management Inc 21,949,879 852,533
KKR & Co Inc 11,165,639 434,902
Onex Corp 2,917,061 154,867
$ 1,442,302
Real Estate - 3 .31%
CBRE Group Inc
(b)
6,655,526 405,854
Howard Hughes Corp/The
(b)
2,102,846 181,202
Kennedy-Wilson Holdings Inc 5,137,937 88,321
$ 675,377
REITs - 2 .99%
Equinix Inc 100,762 74,560
SBA Communications Corp 1,794,578 482,149
Vornado Realty Trust 1,373,550 54,612
$ 611,321
Retail - 10 .14%
CarMax Inc
(b)
6,318,597 744,204
Dollar General Corp 522,531 101,690
Domino's Pizza Inc 719,439 266,739
O'Reilly Automotive Inc
(b)
1,108,234 471,520
Restaurant Brands International Inc 5,806,444 335,032
Ross Stores Inc 1,351,718 150,433
$ 2,069,618
Semiconductors - 1 .80%
Microchip Technology Inc 2,692,689 366,502
Software - 11 .32%
ANSYS Inc
(b)
1,124,659 398,545
Autodesk Inc
(b)
2,093,593 580,826
Black Knight Inc
(b)
6,283,851 513,328
Guidewire Software Inc
(b)
2,962,262 339,890
MSCI Inc 454,018 179,473
Qualtrics International Inc
(b)
74,991 3,300
RealPage Inc
(b)
13,424 1,162

Schedule of Investments
MidCap Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Slack Technologies Inc
(b)
1,685,800 $ 71,090
Tyler Technologies Inc
(b)
527,131 222,866
$ 2,310,480
Telecommunications - 1 .05%
Motorola Solutions Inc 1,278,986 214,294
TOTAL COMMON STOCKS $ 20,404,361
Total Investments $ 20,404,363
Other Assets and Liabilities -  0.03% 6,792
TOTAL NET ASSETS - 100.00% $ 20,411,155
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .76%
Consumer, Cyclical 23 .34%
Industrial 13 .68%
Technology 13 .12%
Consumer, Non-cyclical 12 .46%
Communications 9 .97%
Utilities 2 .83%
Basic Materials 0 .61%
Diversified 0 .20%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Everarc Holdings Ltd $ 37,416 $ — $ — $ 40,383
Hyatt Hotels Corp 112,023 — 1,781 131,779
Principal Government Money Market Fund - Institutional Class 0.00% 2 238,037 238,037 2
$ 149,441 $ 238,037 $ 239,818 $ 172,164
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ 2,967
Hyatt Hotels Corp — (423) — 21,960
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
$ — $ (423) $ — $ 24,927
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .47 % Shares Held Value (000's)
Money Market Funds - 3 .47%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
9 $ 1
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
9,279,407 9,279
$ 9,280
TOTAL INVESTMENT COMPANIES $ 9,280
COMMON STOCKS - 97 .70 % Shares Held Value (000's)
Airlines - 1 .27%
Southwest Airlines Co 77,346 $ 3,399
Apparel - 5 .10%
Crocs Inc
(d)
63,187 4,425
Deckers Outdoor Corp
(d)
17,310 5,054
Tapestry Inc 131,509 4,158
$ 13,637
Automobile Manufacturers - 1 .51%
Cummins Inc 17,211 4,035
Automobile Parts & Equipment - 2 .20%
Visteon Corp
(d)
46,123 5,880
Banks - 2 .23%
SVB Financial Group
(d)
13,618 5,962
Biotechnology - 5 .38%
Biohaven Pharmaceutical Holding Co Ltd
(d)
29,637 2,526
Bio-Rad Laboratories Inc
(d)
6,972 4,000
Exact Sciences Corp
(d)
30,920 4,241
Seagen Inc
(d)
21,998 3,614
$ 14,381
Building Materials - 1 .28%
Owens Corning 44,119 3,424
Commercial Services - 2 .85%
CoStar Group Inc
(d)
4,477 4,028
Square Inc
(d)
16,598 3,584
$ 7,612
Computers - 1 .39%
Crowdstrike Holdings Inc
(d)
17,148 3,701
Diversified Financial Services - 1 .29%
OneMain Holdings Inc 73,937 3,442
Electrical Components & Equipment - 1 .30%
Littelfuse Inc 14,292 3,478
Electronics - 1 .50%
Trimble Inc
(d)
60,913 4,015
Energy - Alternate Sources - 3 .48%
Enphase Energy Inc
(d)
16,410 2,992
First Solar Inc
(d)
29,366 2,912
Plug Power Inc
(d)
53,785 3,398
$ 9,302
Entertainment - 1 .53%
DraftKings Inc
(d)
75,549 4,088
Healthcare - Products - 9 .40%
Align Technology Inc
(d)
8,514 4,473
Avantor Inc
(d)
92,545 2,729
Inspire Medical Systems Inc
(d)
29,201 5,884
Insulet Corp
(d)
21,019 5,616
PerkinElmer Inc 22,799 3,353
Tandem Diabetes Care Inc
(d)
33,099 3,067
$ 25,122
Housewares - 0 .99%
Newell Brands Inc 110,090 2,644
Internet - 17 .32%
Anaplan Inc
(d)
74,951 4,999
Chewy Inc
(d)
51,785 5,273
MercadoLibre Inc
(d)
3,702 6,588
Okta Inc
(d)
15,361 3,979
Roku Inc
(d)
10,546 4,103
Snap Inc Class A
(d)
183,360 9,707
Spotify Technology SA
(d)
11,201 3,528
Zendesk Inc
(d)
56,137 8,097
$ 46,274
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .36%
Chart Industries Inc
(d)
30,359 $ 3,646
Metal Fabrication & Hardware - 1 .61%
Timken Co/The 56,786 4,296
Miscellaneous Manufacturers - 1 .48%
Parker-Hannifin Corp 14,971 3,961
Pharmaceuticals - 2 .25%
Horizon Therapeutics Plc
(d)
82,905 6,009
Retail - 3 .51%
Chipotle Mexican Grill Inc
(d)
1,969 2,914
Five Below Inc
(d)
17,956 3,155
Floor & Decor Holdings Inc
(d)
35,905 3,306
$ 9,375
Semiconductors - 10 .92%
Ambarella Inc
(d)
53,643 5,062
Cree Inc
(d)
47,370 4,788
Marvell Technology Group Ltd 109,105 5,614
MKS Instruments Inc 21,766 3,440
NXP Semiconductors NV 18,221 2,924
Qorvo Inc
(d)
28,948 4,947
Xilinx Inc 18,502 2,416
$ 29,191
Software - 12 .50%
Manhattan Associates Inc
(d)
36,227 4,102
Nuance Communications Inc
(d)
126,318 5,752
RingCentral Inc
(d)
11,651 4,345
ServiceNow Inc
(d)
13,868 7,533
Synopsys Inc
(d)
21,579 5,512
Twilio Inc
(d)
9,634 3,463
Veeva Systems Inc
(d)
9,714 2,685
$ 33,392
Telecommunications - 1 .30%
Arista Networks Inc
(d)
11,318 3,481
Toys, Games & Hobbies - 1 .64%
Mattel Inc
(d)
241,589 4,378
Transportation - 1 .11%
FedEx Corp 12,622 2,970
TOTAL COMMON STOCKS $ 261,095
Total Investments $ 270,375
Other Assets and Liabilities -  (1.17)% (3,133)
TOTAL NET ASSETS - 100.00% $ 267,242
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 24 .81%
Consumer, Non-cyclical 19 .88%
Communications 18 .62%
Consumer, Cyclical 17 .75%
Industrial 9 .64%
Financial 3 .52%
Energy 3 .48%
Money Market Funds 3 .47%
Other Assets and Liabilities
( 1 .17 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,694 $ 35,990 $ 31,405 $ 9,279
$ 4,694 $ 35,990 $ 31,405 $ 9,279
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .18 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell Mid-Cap Growth ETF
(a)
26,096 $ 2,669
Money Market Funds - 1 .93%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
3,350,343 3,350
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
16,949,800 16,950
$ 20,300
TOTAL INVESTMENT COMPANIES $ 22,969
COMMON STOCKS - 98 .26 % Shares Held Value (000's)
Advertising - 0 .12%
Trade Desk Inc/The
(e)
1,595 $ 1,222
Aerospace & Defense - 1 .49%
HEICO Corp 49,891 5,874
HEICO Corp - Class A 2,429 258
L3Harris Technologies Inc 21,055 3,611
Mercury Systems Inc
(e)
80,316 5,708
TransDigm Group Inc
(e)
449 248
$ 15,699
Apparel - 0 .51%
Under Armour Inc - Class A
(e)
302,270 5,289
VF Corp 738 57
$ 5,346
Automobile Parts & Equipment - 0 .38%
Allison Transmission Holdings Inc 2,866 117
Aptiv PLC 28,660 3,829
BorgWarner Inc 1,180 49
$ 3,995
Banks - 0 .61%
Pinnacle Financial Partners Inc 93,267 6,392
Beverages - 0 .92%
Boston Beer Co Inc/The
(e)
342 313
Brown-Forman Corp - A Shares 1,507 100
Brown-Forman Corp - B Shares 5,941 426
Constellation Brands Inc 20,361 4,295
Monster Beverage Corp
(e)
53,041 4,605
$ 9,739
Biotechnology - 3 .41%
ACADIA Pharmaceuticals Inc
(e)
4,295 206
Acceleron Pharma Inc
(e)
22,313 2,578
Alexion Pharmaceuticals Inc
(e)
1,262 193
Alnylam Pharmaceuticals Inc
(e)
15,844 2,385
Berkeley Lights Inc
(e)
310 22
BioMarin Pharmaceutical Inc
(e)
65,607 5,431
Bluebird Bio Inc
(e)
1,131 50
Corteva Inc 98,440 3,924
Exact Sciences Corp
(e)
22,882 3,138
Exelixis Inc
(e)
4,314 96
Global Blood Therapeutics Inc
(e)
2,296 115
Guardant Health Inc
(e)
22,090 3,435
Incyte Corp
(e)
7,032 631
Ionis Pharmaceuticals Inc
(e)
2,521 151
Iovance Biotherapeutics Inc
(e)
5,315 233
Moderna Inc
(e)
48,923 8,472
Royalty Pharma PLC 1,786 84
Sage Therapeutics Inc
(e)
169 14
Seagen Inc
(e)
28,977 4,760
$ 35,918
Building Materials - 1 .80%
Armstrong World Industries Inc 688 54
AZEK Co Inc/The
(e)
506 20
Carrier Global Corp 12,018 463
Fortune Brands Home & Security Inc 66,565 5,741
Martin Marietta Materials Inc 15,725 4,519
Trex Co Inc
(e)
88,635 8,134
$ 18,931
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0 .45%
Albemarle Corp 25,712 $ 4,182
FMC Corp 997 108
NewMarket Corp 221 87
RPM International Inc 4,159 343
W R Grace & Co 852 49
$ 4,769
Commercial Services - 8 .00%
2U Inc
(e)
938 38
Avalara Inc
(e)
3,182 477
Booz Allen Hamilton Holding Corp 28,051 2,389
Bright Horizons Family Solutions Inc
(e)
1,612 245
Chegg Inc
(e)
4,672 445
Cintas Corp 3,021 961
CoreLogic Inc/United States 202 15
CoStar Group Inc
(e)
11,101 9,988
Dun & Bradstreet Holdings Inc
(e)
1,769 42
Equifax Inc 3,465 614
Euronet Worldwide Inc
(e)
51,091 6,384
FleetCor Technologies Inc
(e)
25,607 6,216
Gartner Inc
(e)
3,338 507
Global Payments Inc 33,513 5,916
H&R Block Inc 5,255 90
IHS Markit Ltd 41,153 3,584
MarketAxess Holdings Inc 23,948 12,949
Moody's Corp 12,483 3,324
Morningstar Inc 708 163
Paylocity Holding Corp
(e)
1,473 276
Quanta Services Inc 1,079 76
Ritchie Bros Auctioneers Inc 75,440 4,444
Rollins Inc 7,575 273
StoneCo Ltd
(e)
7,783 560
TransUnion 130,416 11,352
United Rentals Inc
(e)
18,027 4,381
Verisk Analytics Inc 46,690 8,568
WEX Inc
(e)
158 30
$ 84,307
Computers - 3 .87%
CACI International Inc
(e)
165 40
Crowdstrike Holdings Inc
(e)
61,891 13,356
EPAM Systems Inc
(e)
38,963 13,420
Fortinet Inc
(e)
5,134 743
Genpact Ltd 2,863 110
Globant SA
(e)
1,495 287
Leidos Holdings Inc 508 54
Lumentum Holdings Inc
(e)
333 31
McAfee Corp 807 15
NCR Corp
(e)
181,437 6,053
NetApp Inc 4,670 310
Pure Storage Inc
(e)
5,427 126
Qualys Inc
(e)
40,926 5,667
Science Applications International Corp 311 30
Zscaler Inc
(e)
2,786 556
$ 40,798
Consumer Products - 0 .17%
Avery Dennison Corp 1,321 199
Church & Dwight Co Inc 9,578 809
Clorox Co/The 3,453 723
Reynolds Consumer Products Inc 677 21
$ 1,752
Distribution & Wholesale - 4 .32%
Copart Inc
(e)
90,168 9,896
Fastenal Co 133,905 6,105
IAA Inc
(e)
63,791 3,645
Pool Corp 57,629 20,411
WW Grainger Inc 14,969 5,454
$ 45,511

Schedule of Investments
MidCap Growth Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .59%
Ares Management Corp 3,779 $ 171
Cboe Global Markets Inc 931 85
Credit Acceptance Corp
(a),(e)
30 12
LendingTree Inc
(e)
396 129
LPL Financial Holdings Inc 47,112 5,104
SLM Corp 3,598 50
T Rowe Price Group Inc 2,235 350
Tradeweb Markets Inc 2,738 166
Virtu Financial Inc 2,184 61
Western Union Co/The 3,113 69
$ 6,197
Electric - 0 .01%
NRG Energy Inc 3,310 137
Electrical Components & Equipment - 1 .40%
Energizer Holdings Inc 1,929 85
Generac Holdings Inc
(e)
47,589 11,727
Universal Display Corp 12,626 2,914
$ 14,726
Electronics - 2 .48%
Agilent Technologies Inc 1,042 125
Allegion plc 2,329 249
Amphenol Corp 6,692 836
Coherent Inc
(e)
21,801 4,379
Jabil Inc 1,090 45
Keysight Technologies Inc
(e)
117,396 16,622
Mettler-Toledo International Inc
(e)
3,271 3,821
Waters Corp
(e)
189 50
$ 26,127
Energy - Alternate Sources - 0 .12%
Array Technologies Inc
(e)
191 8
Enphase Energy Inc
(e)
4,078 744
SolarEdge Technologies Inc
(e)
1,884 543
$ 1,295
Engineering & Construction - 0 .00%
frontdoor Inc
(e)
599 33
Entertainment - 1 .03%
Caesars Entertainment Inc
(e)
77,083 5,426
DraftKings Inc
(e)
38,805 2,100
Live Nation Entertainment Inc
(e)
5,474 364
Vail Resorts Inc 11,269 2,996
$ 10,886
Environmental Control - 0 .75%
Waste Connections Inc 80,600 7,940
Food - 0 .92%
Albertsons Cos Inc
(a)
812 14
Beyond Meat Inc
(e)
1,596 284
Campbell Soup Co 3,745 180
Grocery Outlet Holding Corp
(e)
1,453 62
Hershey Co/The 4,396 639
Kellogg Co 3,310 195
Lamb Weston Holdings Inc 104,283 7,790
McCormick & Co Inc/MD 5,354 480
Pilgrim's Pride Corp
(e)
798 16
Sprouts Farmers Market Inc
(e)
3,882 88
$ 9,748
Hand & Machine Tools - 0 .02%
Lincoln Electric Holdings Inc 950 109
MSA Safety Inc 339 53
$ 162
Healthcare - Products - 11 .07%
10X Genomics Inc
(e)
2,232 382
ABIOMED Inc
(e)
1,707 595
Adaptive Biotechnologies Corp
(e)
2,962 164
Align Technology Inc
(e)
44,189 23,216
Avantor Inc
(e)
151,645 4,472
Bio-Techne Corp 1,387 451
Bruker Corp 1,719 100
Cooper Cos Inc/The 23,335 8,495
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Haemonetics Corp
(e)
1,791 $ 205
Hill-Rom Holdings Inc 324 31
Hologic Inc
(e)
6,908 551
ICU Medical Inc
(e)
220 45
IDEXX Laboratories Inc
(e)
38,318 18,342
Insulet Corp
(e)
57,937 15,481
Masimo Corp
(e)
19,736 5,050
Novocure Ltd
(e)
25,402 4,089
Penumbra Inc
(a),(e)
1,279 334
PerkinElmer Inc 843 124
Quidel Corp
(e)
13,722 3,443
Repligen Corp
(e)
54,942 10,988
ResMed Inc 67,200 13,546
STERIS PLC 186 35
Tandem Diabetes Care Inc
(e)
19,447 1,801
Teleflex Inc 1,126 425
Varian Medical Systems Inc
(e)
444 78
West Pharmaceutical Services Inc 14,260 4,270
$ 116,713
Healthcare - Services - 3 .36%
Amedisys Inc
(e)
14,364 4,127
American Well Corp
(a),(e)
1,398 49
Catalent Inc
(e)
104,807 12,058
Charles River Laboratories International Inc
(e)
10,454 2,708
Chemed Corp 601 311
DaVita Inc
(e)
488 57
Encompass Health Corp 1,726 139
ICON PLC
(e)
46,314 9,439
IQVIA Holdings Inc
(e)
2,782 495
Laboratory Corp of America Holdings
(e)
224 51
Molina Healthcare Inc
(e)
1,534 328
PPD Inc
(e)
5,261 169
Syneos Health Inc
(e)
330 25
Teladoc Health Inc
(e)
20,951 5,528
$ 35,484
Home Builders - 0 .78%
DR Horton Inc 54,758 4,205
Lennar Corp - A Shares 48,139 4,003
NVR Inc
(e)
14 62
$ 8,270
Home Furnishings - 0 .02%
Dolby Laboratories Inc 332 29
Tempur Sealy International Inc 5,497 145
$ 174
Housewares - 0 .03%
Scotts Miracle-Gro Co/The 1,475 327
Insurance - 0 .76%
Alleghany Corp 57 32
Arthur J Gallagher & Co 65,673 7,580
Axis Capital Holdings Ltd 341 16
Brown & Brown Inc 557 24
Erie Indemnity Co 560 136
GoHealth Inc
(e)
235 3
Lincoln National Corp 930 42
Primerica Inc 946 132
RenaissanceRe Holdings Ltd 660 99
$ 8,064
Internet - 5 .24%
Anaplan Inc
(e)
53,624 3,577
CDW Corp/DE 75,663 9,962
Etsy Inc
(e)
4,557 907
Expedia Group Inc 589 73
FireEye Inc
(e)
2,074 44
GoDaddy Inc
(e)
6,492 510
Grubhub Inc
(e)
394 30
IAC/InterActiveCorp
(e)
2,895 608
Leslie's Inc
(a),(e)
762 22
Match Group Inc
(e)
8,647 1,209

Schedule of Investments
MidCap Growth Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
NortonLifeLock Inc 21,079 $ 444
Okta Inc
(e)
4,441 1,150
Palo Alto Networks Inc
(e)
3,596 1,261
Pinterest Inc
(e)
188,403 12,907
Proofpoint Inc
(e)
2,201 284
Roku Inc
(e)
4,206 1,636
Shopify Inc
(e)
3,056 3,357
Spotify Technology SA
(e)
11,994 3,778
VeriSign Inc
(e)
29,891 5,801
Wayfair Inc
(e)
2,491 678
Zendesk Inc
(e)
47,938 6,915
Zillow Group Inc - A Shares
(e)
272 38
Zillow Group Inc - C Shares
(e)
610 80
$ 55,271
Leisure Products & Services - 1 .27%
Peloton Interactive Inc
(e)
59,971 8,764
Planet Fitness Inc
(e)
24,951 1,796
Polaris Inc 267 31
Royal Caribbean Cruises Ltd 42,232 2,745
Virgin Galactic Holdings Inc
(a),(e)
2,231 99
$ 13,435
Lodging - 0 .01%
Wynn Resorts Ltd 944 94
Machinery - Construction & Mining - 0 .03%
BWX Technologies Inc 2,393 129
Vertiv Holdings Co 8,596 173
$ 302
Machinery - Diversified - 2 .87%
Cognex Corp 95,876 7,874
Graco Inc 111,740 7,703
IDEX Corp 25,039 4,662
Nordson Corp 1,825 327
Rockwell Automation Inc 24,450 6,077
Toro Co/The 3,747 353
Westinghouse Air Brake Technologies Corp 43,985 3,264
$ 30,260
Media - 1 .13%
Altice USA Inc
(e)
11,279 401
Cable One Inc 4,510 9,020
FactSet Research Systems Inc 1,431 433
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
444 18
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
852 35
Nexstar Media Group Inc 1,094 124
Sirius XM Holdings Inc
(a)
293,665 1,838
World Wrestling Entertainment Inc 1,798 101
$ 11,970
Metal Fabrication & Hardware - 0 .43%
RBC Bearings Inc
(e)
27,150 4,543
Mining - 0 .02%
Royal Gold Inc 1,824 195
Miscellaneous Manufacturers - 0 .04%
Axon Enterprise Inc
(e)
2,429 399
Donaldson Co Inc 545 32
$ 431
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(e)
1,851 718
Oil & Gas Services - 0 .39%
Baker Hughes Co 204,058 4,100
Packaging & Containers - 0 .47%
Amcor PLC 9,066 99
Ball Corp 52,658 4,635
Berry Global Group Inc
(e)
1,769 87
Crown Holdings Inc
(e)
520 47
Graphic Packaging Holding Co 2,540 40
$ 4,908
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 2 .51%
Agios Pharmaceuticals Inc
(e)
283 $ 13
AmerisourceBergen Corp 2,720 284
Cardinal Health Inc 11,286 606
DexCom Inc
(e)
18,609 6,976
Herbalife Nutrition Ltd
(e)
537 27
Horizon Therapeutics Plc
(e)
82,628 5,989
Jazz Pharmaceuticals PLC
(e)
29,552 4,595
McKesson Corp 20,894 3,645
Neurocrine Biosciences Inc
(e)
3,578 393
PRA Health Sciences Inc
(e)
2,088 257
Reata Pharmaceuticals Inc
(e)
828 86
Sarepta Therapeutics Inc
(e)
2,894 259
Zoetis Inc 21,859 3,372
$ 26,502
Pipelines - 0 .05%
Cheniere Energy Inc
(e)
8,928 565
Equitrans Midstream Corp 1,929 13
$ 578
Private Equity - 0 .02%
Apollo Global Management Inc 3,322 153
Carlyle Group Inc/The 541 17
$ 170
REITs - 0 .77%
Americold Realty Trust 898 31
Brookfield Property REIT Inc 1,554 27
CoreSite Realty Corp 1,059 142
Equity LifeStyle Properties Inc 2,747 167
Extra Space Storage Inc 3,453 393
Iron Mountain Inc 6,447 217
SBA Communications Corp 23,373 6,280
Simon Property Group Inc 9,832 914
$ 8,171
Retail - 7 .65%
AutoZone Inc
(e)
3,872 4,330
Best Buy Co Inc 1,621 176
Burlington Stores Inc
(e)
71,110 17,699
CarMax Inc
(e)
501 59
Carvana Co
(e)
2,154 563
Chipotle Mexican Grill Inc
(e)
12,602 18,651
Dollar Tree Inc
(e)
4,332 440
Domino's Pizza Inc 1,504 558
Five Below Inc
(e)
74,337 13,063
Floor & Decor Holdings Inc
(e)
57,949 5,335
Lululemon Athletica Inc
(e)
23,509 7,727
Ollie's Bargain Outlet Holdings Inc
(e)
1,881 178
O'Reilly Automotive Inc
(e)
2,759 1,174
Tractor Supply Co 69,815 9,895
Ulta Beauty Inc
(e)
1,932 541
Vroom Inc
(e)
928 34
Wendy's Co/The 7,035 144
Williams-Sonoma Inc 486 63
Yum China Holdings Inc 1,071 61
$ 80,691
Semiconductors - 5 .37%
Advanced Micro Devices Inc
(e)
71,618 6,133
Allegro MicroSystems Inc
(e)
528 15
Entegris Inc 4,840 476
Inphi Corp
(e)
1,844 311
IPG Photonics Corp
(e)
83 19
KLA Corp 5,998 1,680
Marvell Technology Group Ltd 99,164 5,103
Maxim Integrated Products Inc 49,585 4,349
Microchip Technology Inc 123,700 16,837
MKS Instruments Inc 1,585 251
Monolithic Power Systems Inc 41,356 14,693
Teradyne Inc 6,387 725
Xilinx Inc 46,117 6,021
$ 56,613

Schedule of Investments
MidCap Growth Fund III
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Shipbuilding - 0 .00%
Huntington Ingalls Industries Inc 168 $ 26
Software - 19 .33%
Akamai Technologies Inc
(e)
5,087 565
Alteryx Inc
(e)
33,927 4,277
ANSYS Inc
(e)
23,208 8,224
Aspen Technology Inc
(e)
57,332 7,677
BigCommerce Holdings Inc
(a),(e)
455 36
Bill.com Holdings Inc
(e)
2,819 344
Black Knight Inc
(e)
5,840 477
Broadridge Financial Solutions Inc 36,108 5,102
Cadence Design Systems Inc
(e)
10,651 1,389
CDK Global Inc 645 32
Ceridian HCM Holding Inc
(e)
3,124 290
Cerner Corp 11,752 941
Change Healthcare Inc
(e)
6,971 166
Citrix Systems Inc 1,292 172
Clarivate PLC
(e)
121,002 3,502
Cloudflare Inc
(e)
4,207 323
Coupa Software Inc
(e)
9,694 3,004
Datadog Inc
(e)
5,887 605
Datto Holding Corp
(e)
520 12
DocuSign Inc
(e)
31,610 7,362
Dropbox Inc - A Shares
(e)
9,429 213
Duck Creek Technologies Inc
(a),(e)
787 38
Dynatrace Inc
(e)
7,121 296
Elastic NV
(e)
36,494 5,546
Everbridge Inc
(e)
1,344 179
Fair Isaac Corp
(e)
11,730 5,280
Fastly Inc
(e)
3,067 335
Five9 Inc
(e)
25,715 4,275
Guidewire Software Inc
(e)
613 70
HubSpot Inc
(e)
1,596 594
Jack Henry & Associates Inc 25,066 3,630
Jamf Holding Corp
(e)
677 25
JFrog Ltd
(e)
493 31
Manhattan Associates Inc
(e)
2,192 248
Medallia Inc
(e)
3,352 139
MongoDB Inc
(e)
1,963 726
MSCI Inc 32,759 12,949
nCino Inc
(e)
499 36
New Relic Inc
(e)
1,974 148
Nutanix Inc
(e)
7,429 227
Oak Street Health Inc
(e)
553 29
PagerDuty Inc
(e)
2,688 131
Paychex Inc 9,795 855
Paycom Software Inc
(e)
32,329 12,276
Pegasystems Inc 1,365 174
Pluralsight Inc
(e)
3,424 71
PTC Inc
(e)
89,750 11,928
RealPage Inc
(e)
2,960 256
RingCentral Inc
(e)
33,212 12,385
ServiceNow Inc
(e)
3,596 1,953
Slack Technologies Inc
(e)
14,698 620
Smartsheet Inc
(e)
4,339 303
Splunk Inc
(e)
45,654 7,534
SS&C Technologies Holdings Inc 1,842 116
Synopsys Inc
(e)
93,191 23,806
Take-Two Interactive Software Inc
(e)
66,505 13,331
Teradata Corp
(e)
3,296 89
Twilio Inc
(e)
4,499 1,617
Tyler Technologies Inc
(e)
39,916 16,876
Unity Software Inc
(a),(e)
919 138
Veeva Systems Inc
(e)
58,734 16,237
Workday Inc
(e)
14,559 3,313
Zynga Inc
(e)
28,271 280
$ 203,803
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .08%
Arista Networks Inc
(e)
1,861 $ 572
CommScope Holding Co Inc
(e)
501 7
Motorola Solutions Inc 677 113
Switch Inc 2,947 51
Ubiquiti Inc 268 83
$ 826
Toys, Games & Hobbies - 0 .01%
Mattel Inc
(e)
7,974 145
Transportation - 1 .11%
CH Robinson Worldwide Inc 812 70
Expeditors International of Washington Inc 3,993 357
JB Hunt Transport Services Inc 42,574 5,733
Landstar System Inc 1,212 169
Old Dominion Freight Line Inc 27,385 5,313
XPO Logistics Inc
(e)
166 18
$ 11,660
TOTAL COMMON STOCKS $ 1,036,074
Total Investments $ 1,059,043
Other Assets and Liabilities -  (0.44)% (4,605)
TOTAL NET ASSETS - 100.00% $ 1,054,438
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,225 or 0.31% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,350 or
0.32% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 30 .36%
Technology 28 .64%
Consumer, Cyclical 16 .01%
Industrial 12 .89%
Communications 6 .57%
Financial 2 .75%
Money Market Funds 1 .93%
Energy 0 .56%
Basic Materials 0 .47%
Investment Companies 0 .25%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .44 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,201 $ 119,268 $ 120,519 $ 16,950
$ 18,201 $ 119,268 $ 120,519 $ 16,950
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2021 Long 9 $ 2,102 $ (118)
Total $ (118)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .08 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares Core S&P Mid-Cap ETF 8,300 $ 1,936
Money Market Funds - 0 .92%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,103,788 4,104
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
6,855,900 6,856
$ 10,960
TOTAL INVESTMENT COMPANIES $ 12,896
COMMON STOCKS - 99 .50 % Shares Held Value (000's)
Aerospace & Defense - 0 .37%
Hexcel Corp 48,352 $ 2,111
Mercury Systems Inc
(d)
32,416 2,303
$ 4,414
Agriculture - 0 .48%
Darling Ingredients Inc
(d)
93,808 5,817
Airlines - 0 .22%
JetBlue Airways Corp
(d)
182,011 2,610
Apparel - 1 .33%
Capri Holdings Ltd
(d)
87,201 3,633
Carter's Inc 25,265 2,224
Columbia Sportswear Co 17,630 1,542
Deckers Outdoor Corp
(d)
16,256 4,746
Skechers USA Inc
(d)
78,478 2,706
Urban Outfitters Inc
(d)
39,620 1,087
$ 15,938
Automobile Parts & Equipment - 1 .60%
Adient PLC
(d)
54,347 1,755
Dana Inc 83,633 1,619
Fox Factory Holding Corp
(d)
24,144 2,888
Gentex Corp 141,842 4,688
Goodyear Tire & Rubber Co/The
(d)
134,941 1,424
Lear Corp 31,624 4,768
Visteon Corp
(d)
16,111 2,054
$ 19,196
Banks - 6 .44%
Associated Banc-Corp 88,900 1,595
BancorpSouth Bank 55,810 1,543
Bank of Hawaii Corp 23,187 1,813
Bank OZK 69,969 2,600
Cathay General Bancorp 43,342 1,466
CIT Group Inc 57,029 2,104
Commerce Bancshares Inc/MO 61,013 4,079
Cullen/Frost Bankers Inc 32,380 2,987
East West Bancorp Inc 81,940 4,911
First Financial Bankshares Inc 82,258 3,116
First Horizon Corp 321,118 4,460
FNB Corp/PA 186,745 1,841
Fulton Financial Corp 93,913 1,258
Glacier Bancorp Inc 55,228 2,576
Hancock Whitney Corp 50,018 1,708
Home BancShares Inc/AR 87,954 1,865
International Bancshares Corp 32,230 1,219
PacWest Bancorp 67,596 2,041
Pinnacle Financial Partners Inc 43,903 3,009
Prosperity Bancshares Inc 53,575 3,613
Signature Bank/New York NY 31,007 5,122
Synovus Financial Corp 85,553 3,182
TCF Financial Corp 88,262 3,430
Texas Capital Bancshares Inc
(d)
29,207 1,759
Trustmark Corp 36,711 1,008
UMB Financial Corp 25,021 1,776
Umpqua Holdings Corp 127,469 1,850
United Bankshares Inc/WV 75,109 2,378
Valley National Bancorp 233,768 2,387
Webster Financial Corp 52,210 2,441
Wintrust Financial Corp 33,361 2,008
$ 77,145
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .40%
Boston Beer Co Inc/The
(d)
5,290 $ 4,850
Biotechnology - 1 .91%
Arrowhead Pharmaceuticals Inc
(d)
59,476 4,590
Emergent BioSolutions Inc
(d)
26,076 2,786
Exelixis Inc
(d)
179,574 3,988
Halozyme Therapeutics Inc
(d)
73,552 3,501
Ligand Pharmaceuticals Inc
(d),(e)
9,308 1,725
Nektar Therapeutics
(d)
103,839 2,046
United Therapeutics Corp
(d)
25,724 4,214
$ 22,850
Building Materials - 2 .63%
Builders FirstSource Inc
(d)
118,731 4,542
Eagle Materials Inc 24,205 2,663
Lennox International Inc 20,168 5,556
Louisiana-Pacific Corp 63,279 2,405
MDU Resources Group Inc 116,065 3,051
Owens Corning 62,647 4,861
Simpson Manufacturing Co Inc 25,133 2,312
Trex Co Inc
(d)
67,020 6,151
$ 31,541
Chemicals - 1 .95%
Ashland Global Holdings Inc 31,557 2,524
Cabot Corp 32,760 1,438
Chemours Co/The 95,213 2,508
Ingevity Corp
(d)
23,893 1,570
Minerals Technologies Inc 19,677 1,213
NewMarket Corp 4,236 1,661
Olin Corp 82,236 1,966
RPM International Inc 75,210 6,203
Sensient Technologies Corp 24,517 1,729
Valvoline Inc 107,235 2,546
$ 23,358
Commercial Services - 4 .02%
Adtalem Global Education Inc
(d)
30,148 1,163
ASGN Inc
(d)
30,618 2,539
Avis Budget Group Inc
(d)
29,846 1,234
Brink's Co/The 28,612 1,949
CoreLogic Inc/United States 45,020 3,390
FTI Consulting Inc
(d)
20,642 2,270
Graham Holdings Co 2,340 1,329
Grand Canyon Education Inc
(d)
27,122 2,304
H&R Block Inc 106,165 1,829
HealthEquity Inc
(d)
44,490 3,717
Insperity Inc 20,646 1,621
John Wiley & Sons Inc 25,257 1,152
LiveRamp Holdings Inc
(d)
38,381 2,906
ManpowerGroup Inc 33,301 2,945
Paylocity Holding Corp
(d)
21,663 4,061
Sabre Corp 183,637 1,980
Service Corp International/US 99,987 5,042
Strategic Education Inc 14,125 1,248
WEX Inc
(d)
25,544 4,818
WW International Inc
(d)
27,196 722
$ 48,219
Computers - 1 .86%
CACI International Inc
(d)
14,596 3,521
Lumentum Holdings Inc
(d)
43,701 4,099
MAXIMUS Inc 35,570 2,670
NCR Corp
(d)
74,610 2,489
NetScout Systems Inc
(d)
42,585 1,245
Perspecta Inc 79,194 2,293
Qualys Inc
(d)
19,422 2,689
Science Applications International Corp 33,701 3,236
$ 22,242
Consumer Products - 0 .30%
Helen of Troy Ltd
(d)
14,675 3,584

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .17%
Coty Inc 164,026 $ 1,045
Edgewell Personal Care Co 31,462 1,051
$ 2,096
Distribution & Wholesale - 1 .19%
Avient Corp 52,947 2,035
IAA Inc
(d)
77,831 4,447
KAR Auction Services Inc 74,813 1,381
Univar Solutions Inc
(d)
97,878 1,820
Watsco Inc 18,999 4,531
$ 14,214
Diversified Financial Services - 3 .04%
Affiliated Managers Group Inc 26,255 2,893
Alliance Data Systems Corp 27,622 1,869
Eaton Vance Corp 66,099 4,438
Evercore Inc - Class A 23,519 2,566
Federated Hermes Inc 54,635 1,475
Interactive Brokers Group Inc - A Shares 46,757 2,861
Janus Henderson Group PLC 86,101 2,648
Jefferies Financial Group Inc 119,758 2,796
LendingTree Inc
(d)
6,305 2,052
Navient Corp 107,822 1,214
PROG Holdings Inc 39,101 1,845
SEI Investments Co 69,454 3,671
SLM Corp 217,192 3,015
Stifel Financial Corp 59,619 3,089
$ 36,432
Electric - 1 .34%
ALLETE Inc 30,083 1,890
Black Hills Corp 36,318 2,147
Hawaiian Electric Industries Inc 63,196 2,089
IDACORP Inc 29,209 2,579
NorthWestern Corp 29,278 1,595
OGE Energy Corp 115,774 3,534
PNM Resources Inc 46,105 2,237
$ 16,071
Electrical Components & Equipment - 2 .12%
Acuity Brands Inc 21,321 2,564
Belden Inc 25,820 1,220
Energizer Holdings Inc 33,711 1,478
EnerSys 24,645 2,026
Generac Holdings Inc
(d)
36,374 8,963
Littelfuse Inc 14,109 3,434
Universal Display Corp 24,811 5,727
$ 25,412
Electronics - 2 .92%
Arrow Electronics Inc
(d)
43,726 4,269
Avnet Inc 57,203 2,020
Coherent Inc
(d)
14,144 2,841
Hubbell Inc 31,393 4,885
II-VI Inc
(d)
60,039 5,047
Jabil Inc 77,906 3,223
National Instruments Corp 75,968 3,145
nVent Electric PLC 98,467 2,204
SYNNEX Corp 23,868 1,948
Vishay Intertechnology Inc 76,729 1,653
Woodward Inc 33,799 3,784
$ 35,019
Energy - Alternate Sources - 1 .64%
First Solar Inc
(d)
49,073 4,865
SolarEdge Technologies Inc
(d)
29,640 8,546
Sunrun Inc
(d)
90,322 6,257
$ 19,668
Engineering & Construction - 1 .56%
AECOM
(d)
87,264 4,372
Dycom Industries Inc
(d)
18,472 1,499
EMCOR Group Inc 31,795 2,807
Fluor Corp 72,441 1,252
KBR Inc 82,497 2,397
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
MasTec Inc
(d)
32,495 $ 2,507
TopBuild Corp
(d)
19,115 3,822
$ 18,656
Entertainment - 2 .35%
Caesars Entertainment Inc
(d)
120,551 8,486
Churchill Downs Inc 20,554 3,853
Cinemark Holdings Inc
(e)
62,230 1,259
Marriott Vacations Worldwide Corp 23,768 2,918
Penn National Gaming Inc
(d)
85,407 8,858
Scientific Games Corp
(d)
32,499 1,275
Six Flags Entertainment Corp 43,776 1,497
$ 28,146
Environmental Control - 0 .80%
Clean Harbors Inc
(d)
29,420 2,279
Stericycle Inc
(d)
52,992 3,470
Tetra Tech Inc 31,127 3,784
$ 9,533
Food - 1 .70%
Flowers Foods Inc 113,905 2,615
Grocery Outlet Holding Corp
(d)
49,590 2,117
Hain Celestial Group Inc/The
(d)
47,766 1,986
Ingredion Inc 38,775 2,926
Lancaster Colony Corp 11,317 1,976
Pilgrim's Pride Corp
(d)
28,195 547
Post Holdings Inc
(d)
35,464 3,364
Sanderson Farms Inc 11,457 1,560
Sprouts Farmers Market Inc
(d)
68,272 1,546
Tootsie Roll Industries Inc
(e)
10,019 397
TreeHouse Foods Inc
(d)
32,709 1,381
$ 20,415
Food Service - 0 .12%
Healthcare Services Group Inc 43,078 1,397
Forest Products & Paper - 0 .08%
Domtar Corp 31,948 957
Gas - 1 .21%
National Fuel Gas Co 52,653 2,120
New Jersey Resources Corp 55,644 1,948
ONE Gas Inc 30,734 2,248
Southwest Gas Holdings Inc 32,893 1,972
Spire Inc 29,878 1,828
UGI Corp 120,637 4,342
$ 14,458
Hand & Machine Tools - 1 .00%
Kennametal Inc 48,200 1,826
Lincoln Electric Holdings Inc 34,423 3,941
MSA Safety Inc 20,969 3,274
Regal Beloit Corp 23,497 2,948
$ 11,989
Healthcare - Products - 4 .94%
Avanos Medical Inc
(d)
27,686 1,254
Bio-Techne Corp 22,347 7,261
Cantel Medical Corp
(d)
21,762 1,719
Globus Medical Inc
(d)
44,128 2,722
Haemonetics Corp
(d)
29,391 3,359
Hill-Rom Holdings Inc 38,673 3,714
ICU Medical Inc
(d)
11,295 2,310
Integra LifeSciences Holdings Corp
(d)
40,974 2,706
LivaNova PLC
(d)
28,129 1,769
Masimo Corp
(d)
29,318 7,503
Neogen Corp
(d)
30,701 2,483
NuVasive Inc
(d)
29,684 1,595
Patterson Cos Inc 50,273 1,593
Penumbra Inc
(d),(e)
19,545 5,103
Quidel Corp
(d)
22,159 5,561
Repligen Corp
(d)
29,131 5,826
STAAR Surgical Co
(d)
26,654 2,734
$ 59,212

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .69%
Acadia Healthcare Co Inc
(d)
51,509 $ 2,611
Amedisys Inc
(d)
18,990 5,456
Charles River Laboratories International Inc
(d)
28,792 7,459
Chemed Corp 9,234 4,782
Encompass Health Corp 57,553 4,627
LHC Group Inc
(d)
18,286 3,643
Medpace Holdings Inc
(d)
15,942 2,117
Molina Healthcare Inc
(d)
34,324 7,332
Syneos Health Inc
(d)
43,943 3,267
Tenet Healthcare Corp
(d)
61,075 2,887
$ 44,181
Home Builders - 1 .07%
KB Home 50,980 2,123
Taylor Morrison Home Corp
(d)
75,213 1,954
Thor Industries Inc 32,047 3,878
Toll Brothers Inc 66,464 3,396
Tri Pointe Homes Inc
(d)
73,409 1,483
$ 12,834
Home Furnishings - 0 .34%
Herman Miller Inc 34,093 1,168
Tempur Sealy International Inc 111,079 2,932
$ 4,100
Housewares - 0 .43%
Scotts Miracle-Gro Co/The 23,553 5,215
Insurance - 4 .54%
Alleghany Corp 8,283 4,695
American Financial Group Inc/OH 40,715 3,833
Brighthouse Financial Inc
(d)
51,806 1,832
Brown & Brown Inc 136,464 5,880
CNO Financial Group Inc 80,447 1,706
Essent Group Ltd 65,073 2,722
First American Financial Corp 64,622 3,379
Genworth Financial Inc
(d)
292,885 832
Hanover Insurance Group Inc/The 21,562 2,425
Kemper Corp 35,588 2,504
Kinsale Capital Group Inc 12,328 2,312
Mercury General Corp 15,381 815
MGIC Investment Corp 195,971 2,297
Old Republic International Corp 163,676 2,963
Primerica Inc 22,750 3,169
Reinsurance Group of America Inc 39,323 4,131
RenaissanceRe Holdings Ltd 29,410 4,424
RLI Corp 22,950 2,221
Selective Insurance Group Inc 34,634 2,251
$ 54,391
Internet - 0 .59%
Grubhub Inc
(d)
53,686 4,041
TripAdvisor Inc
(d)
55,661 1,724
Yelp Inc
(d)
40,259 1,312
$ 7,077
Iron & Steel - 0 .99%
Commercial Metals Co 69,496 1,368
Reliance Steel & Aluminum Co 36,903 4,284
Steel Dynamics Inc 115,675 3,964
United States Steel Corp 127,573 2,266
$ 11,882
Leisure Products & Services - 1 .19%
Brunswick Corp/DE 45,346 3,921
Harley-Davidson Inc 88,721 3,557
Polaris Inc 33,569 3,916
YETI Holdings Inc
(d)
43,349 2,853
$ 14,247
Lodging - 0 .76%
Boyd Gaming Corp
(d)
46,483 2,099
Choice Hotels International Inc 16,692 1,680
Wyndham Destinations Inc 49,696 2,199
Wyndham Hotels & Resorts Inc 53,927 3,137
$ 9,115
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .42%
Oshkosh Corp 39,470 $ 3,615
Terex Corp 40,112 1,434
$ 5,049
Machinery - Diversified - 3 .47%
AGCO Corp 35,549 3,942
Cognex Corp 101,079 8,302
Colfax Corp
(d)
58,280 2,163
Crane Co 28,589 2,164
Curtiss-Wright Corp 24,022 2,493
Graco Inc 96,974 6,685
Middleby Corp/The
(d)
32,190 4,369
Nordson Corp 31,241 5,592
Toro Co/The 62,106 5,854
$ 41,564
Media - 1 .72%
Cable One Inc 3,139 6,278
FactSet Research Systems Inc 21,991 6,649
New York Times Co/The 83,812 4,156
TEGNA Inc 126,900 2,034
World Wrestling Entertainment Inc 27,028 1,523
$ 20,640
Metal Fabrication & Hardware - 0 .54%
Timken Co/The 39,256 2,970
Valmont Industries Inc 12,302 2,374
Worthington Industries Inc 20,773 1,087
$ 6,431
Mining - 0 .43%
Compass Minerals International Inc 19,654 1,145
Royal Gold Inc 37,974 4,059
$ 5,204
Miscellaneous Manufacturers - 1 .66%
Axon Enterprise Inc
(d)
36,783 6,038
Carlisle Cos Inc 30,896 4,478
Donaldson Co Inc 73,070 4,343
ITT Inc 50,010 3,736
Trinity Industries Inc 48,899 1,360
$ 19,955
Office Furnishings - 0 .07%
HNI Corp 24,725 798
Oil & Gas - 0 .65%
Cimarex Energy Co 59,018 2,489
CNX Resources Corp
(d)
129,960 1,646
EQT Corp 159,520 2,602
Murphy Oil Corp 83,571 1,034
$ 7,771
Oil & Gas Services - 0 .14%
ChampionX Corp
(d)
107,569 1,645
Packaging & Containers - 0 .99%
AptarGroup Inc 37,462 4,981
Greif Inc - Class A 15,306 691
O-I Glass Inc 90,970 1,150
Silgan Holdings Inc 45,447 1,656
Sonoco Products Co 58,123 3,366
$ 11,844
Pharmaceuticals - 0 .80%
Jazz Pharmaceuticals PLC
(d)
32,247 5,014
PRA Health Sciences Inc
(d)
37,131 4,576
$ 9,590
Pipelines - 0 .24%
Antero Midstream Corp 165,531 1,341
Equitrans Midstream Corp 235,299 1,565
$ 2,906
Real Estate - 0 .36%
Jones Lang LaSalle Inc
(d)
29,695 4,342

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .54%
American Campus Communities Inc 79,663 $ 3,279
Apartment Income REIT Corp 86,164 3,340
Brixmor Property Group Inc 171,608 2,905
Camden Property Trust 56,374 5,758
CoreSite Realty Corp 24,753 3,328
Corporate Office Properties Trust 64,929 1,706
Cousins Properties Inc 85,991 2,712
CyrusOne Inc 69,701 5,085
Douglas Emmett Inc 95,420 2,644
EastGroup Properties Inc 22,895 3,094
EPR Properties 43,189 1,712
First Industrial Realty Trust Inc 74,695 3,036
Healthcare Realty Trust Inc 78,751 2,363
Highwoods Properties Inc 60,144 2,255
Hudson Pacific Properties Inc 88,064 2,064
JBG SMITH Properties 64,406 1,923
Kilroy Realty Corp 60,706 3,438
Lamar Advertising Co 50,026 4,041
Life Storage Inc 42,190 3,442
Macerich Co/The 64,888 1,019
Medical Properties Trust Inc 328,661 6,938
National Retail Properties Inc 100,557 3,922
Omega Healthcare Investors Inc 131,393 4,759
Park Hotels & Resorts Inc 136,376 2,275
Pebblebrook Hotel Trust 75,777 1,393
Physicians Realty Trust 120,526 2,125
PotlatchDeltic Corp 38,708 1,849
PS Business Parks Inc 11,616 1,581
Rayonier Inc 79,019 2,430
Rexford Industrial Realty Inc 75,549 3,697
Sabra Health Care REIT Inc 119,770 2,011
Service Properties Trust 95,403 1,012
Spirit Realty Capital Inc 66,129 2,550
STORE Capital Corp 136,791 4,243
Urban Edge Properties 63,496 876
Weingarten Realty Investors 69,721 1,569
$ 102,374
Retail - 5 .64%
American Eagle Outfitters Inc 86,564 1,964
AutoNation Inc
(d)
34,073 2,429
BJ's Wholesale Club Holdings Inc
(d)
79,459 3,343
Casey's General Stores Inc 21,380 4,008
Cracker Barrel Old Country Store Inc 13,731 1,858
Dick's Sporting Goods Inc 38,046 2,549
FirstCash Inc 23,987 1,412
Five Below Inc
(d)
32,340 5,683
Foot Locker Inc 60,424 2,648
Jack in the Box Inc 13,153 1,238
Kohl's Corp 91,252 4,021
Lithia Motors Inc 15,119 4,818
MSC Industrial Direct Co Inc 26,487 2,055
Murphy USA Inc 15,379 1,916
Nordstrom Inc 62,977 2,233
Nu Skin Enterprises Inc 29,538 1,709
Ollie's Bargain Outlet Holdings Inc
(d)
32,922 3,119
Papa John's International Inc 19,072 1,951
RH
(d)
9,034 4,294
Texas Roadhouse Inc 37,805 2,881
Wendy's Co/The 103,762 2,117
Williams-Sonoma Inc 44,331 5,715
Wingstop Inc 17,181 2,578
World Fuel Services Corp 36,756 1,124
$ 67,663
Savings & Loans - 0 .50%
New York Community Bancorp Inc 268,513 2,808
Sterling Bancorp/DE 112,498 2,077
Washington Federal Inc 43,884 1,149
$ 6,034
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .09%
Brooks Automation Inc 42,737 $ 3,238
Cirrus Logic Inc
(d)
33,551 3,143
CMC Materials Inc 16,834 2,480
Cree Inc
(d)
63,865 6,455
MKS Instruments Inc 31,915 5,045
Monolithic Power Systems Inc 24,537 8,718
Semtech Corp
(d)
37,625 2,669
Silicon Laboratories Inc
(d)
25,368 3,328
Synaptics Inc
(d)
19,978 1,982
$ 37,058
Software - 3 .86%
ACI Worldwide Inc
(d)
67,583 2,594
Blackbaud Inc 28,690 1,908
CDK Global Inc 70,438 3,515
Ceridian HCM Holding Inc
(d)
75,285 6,995
CommVault Systems Inc
(d)
27,278 1,713
Concentrix Corp
(d)
23,845 2,549
Fair Isaac Corp
(d)
16,843 7,581
J2 Global Inc
(d)
24,806 2,546
Manhattan Associates Inc
(d)
36,770 4,163
PTC Inc
(d)
60,772 8,077
Sailpoint Technologies Holdings Inc
(d)
52,622 2,911
Teradata Corp
(d)
63,265 1,702
$ 46,254
Telecommunications - 0 .72%
Ciena Corp
(d)
89,321 4,769
InterDigital Inc 17,832 1,145
Telephone and Data Systems Inc 57,626 1,080
Viasat Inc
(d)
37,135 1,617
$ 8,611
Toys, Games & Hobbies - 0 .30%
Mattel Inc
(d)
201,450 3,650
Transportation - 1 .41%
Kirby Corp
(d)
34,752 1,764
Knight-Swift Transportation Holdings Inc 72,743 2,910
Landstar System Inc 22,218 3,097
Ryder System Inc 31,192 1,953
Werner Enterprises Inc 33,596 1,318
XPO Logistics Inc
(d)
52,913 5,842
$ 16,884
Trucking & Leasing - 0 .16%
GATX Corp 20,259 1,880
Water - 0 .50%
Essential Utilities Inc 129,189 5,981
TOTAL COMMON STOCKS $ 1,192,609
Total Investments $ 1,205,505
Other Assets and Liabilities -  (0.58)% (6,897)
TOTAL NET ASSETS - 100.00% $ 1,198,608
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,104 or
0.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,924 or 0.33% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .42%
Industrial 20 .05%
Consumer, Non-cyclical 18 .41%
Consumer, Cyclical 16 .61%
Technology 8 .81%
Basic Materials 3 .45%
Utilities 3 .05%
Communications 3 .03%
Energy 2 .67%
Money Market Funds 0 .92%
Investment Companies 0 .16%
Other Assets and Liabilities
( 0 .58 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,945 $ 124,723 $ 129,812 $ 6,856
$ 11,945 $ 124,723 $ 129,812 $ 6,856
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2021 Long 19 $ 4,438 $ (109)
Total $ (109)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .93 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Russell Mid-Cap Value ETF 64,533 $ 6,242
Money Market Funds - 3 .66%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
6,140,641 6,141
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
78,519,678 78,519
$ 84,660
TOTAL INVESTMENT COMPANIES $ 90,902
COMMON STOCKS - 97 .09 % Shares Held Value (000's)
Advertising - 1 .39%
Interpublic Group of Cos Inc/The 1,314,905 $ 31,650
Omnicom Group Inc 9,756 608
$ 32,258
Aerospace & Defense - 0 .11%
HEICO Corp 467 55
HEICO Corp - Class A 698 74
Hexcel Corp 3,848 168
Howmet Aerospace Inc 18,272 449
Mercury Systems Inc
(d)
489 35
Spirit AeroSystems Holdings Inc 4,844 164
Teledyne Technologies Inc
(d)
1,672 597
TransDigm Group Inc
(d)
1,861 1,030
$ 2,572
Agriculture - 1 .84%
Archer-Daniels-Midland Co 769,531 38,484
Bunge Ltd 62,961 4,120
$ 42,604
Airlines - 1 .06%
Alaska Air Group Inc 428,544 20,926
American Airlines Group Inc
(e)
24,952 429
Copa Holdings SA 1,444 112
Delta Air Lines Inc 29,378 1,115
JetBlue Airways Corp
(d)
14,220 204
Southwest Airlines Co 27,159 1,193
United Airlines Holdings Inc
(d)
13,312 532
$ 24,511
Apparel - 0 .14%
Capri Holdings Ltd
(d)
6,558 273
Carter's Inc 1,977 174
Columbia Sportswear Co 1,325 116
Hanesbrands Inc 16,039 245
PVH Corp 3,246 277
Ralph Lauren Corp 2,202 222
Skechers USA Inc
(d)
6,183 213
Tapestry Inc 12,793 405
Under Armour Inc - Class A
(d)
8,697 152
Under Armour Inc - Class C
(d)
8,751 131
VF Corp 13,995 1,076
$ 3,284
Automobile Manufacturers - 0 .46%
Cummins Inc 6,765 1,586
Ford Motor Co
(d)
731,379 7,701
PACCAR Inc 15,571 1,421
$ 10,708
Automobile Parts & Equipment - 2 .63%
Allison Transmission Holdings Inc 1,826 74
Aptiv PLC 151,295 20,213
BorgWarner Inc 949,995 39,891
Gentex Corp 11,349 375
Lear Corp 2,767 417
$ 60,970
Banks - 4 .66%
Associated Banc-Corp 7,003 126
Bank of Hawaii Corp 38,488 3,009
Bank OZK 5,642 210
BOK Financial Corp 1,444 107
Citizens Financial Group Inc 19,558 713
Comerica Inc 72,225 4,131
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 4,840 $ 324
Cullen/Frost Bankers Inc 2,586 238
East West Bancorp Inc 6,517 391
Fifth Third Bancorp 32,644 944
First Citizens BancShares Inc/NC 283 169
First Hawaiian Inc 5,987 139
First Horizon Corp 25,233 350
First Republic Bank/CA 7,924 1,149
FNB Corp/PA 14,781 146
Huntington Bancshares Inc/OH 46,742 618
KeyCorp 44,587 752
M&T Bank Corp 69,273 9,177
Northern Trust Corp 8,813 786
PacWest Bancorp 5,392 163
Pinnacle Financial Partners Inc 3,411 234
Popular Inc 3,815 216
Prosperity Bancshares Inc 337,124 22,735
Regions Financial Corp 44,097 750
Signature Bank/New York NY 2,403 397
State Street Corp 16,222 1,135
SVB Financial Group
(d)
2,354 1,030
Synovus Financial Corp 6,759 251
TCF Financial Corp 481,973 18,729
Umpqua Holdings Corp 10,171 148
Webster Financial Corp 4,136 193
Western Alliance Bancorp 113,823 7,761
Wintrust Financial Corp 2,635 159
Zions Bancorp NA 692,152 30,552
$ 107,932
Beverages - 0 .17%
Brown-Forman Corp - A Shares 326 22
Brown-Forman Corp - B Shares 1,228 88
Molson Coors Beverage Co 75,125 3,768
$ 3,878
Biotechnology - 1 .09%
Acceleron Pharma Inc
(d)
147 17
Alexion Pharmaceuticals Inc
(d)
8,259 1,266
Berkeley Lights Inc
(d)
218 16
BioMarin Pharmaceutical Inc
(d)
847 70
Bio-Rad Laboratories Inc
(d)
969 556
Bluebird Bio Inc
(d)
1,641 73
Corteva Inc 406,540 16,205
Exact Sciences Corp
(d)
893 122
Exelixis Inc
(d)
8,949 199
Ionis Pharmaceuticals Inc
(d)
3,065 184
Nektar Therapeutics
(d)
8,010 158
Royalty Pharma PLC 122,988 5,782
Sage Therapeutics Inc
(d)
2,186 176
United Therapeutics Corp
(d)
2,003 328
$ 25,152
Building Materials - 1 .61%
Armstrong World Industries Inc 1,381 108
AZEK Co Inc/The
(d)
3,515 140
Carrier Global Corp 25,555 984
Eagle Materials Inc 1,905 210
Fortune Brands Home & Security Inc 6,371 549
Johnson Controls International plc 33,384 1,663
Lennox International Inc 1,593 439
Martin Marietta Materials Inc 14,886 4,278
Masco Corp 12,058 655
MDU Resources Group Inc 161,582 4,248
Owens Corning 297,942 23,121
Vulcan Materials Co 6,064 904
$ 37,299
Chemicals - 3 .15%
Albemarle Corp 4,840 787
Ashland Global Holdings Inc 2,555 204
Axalta Coating Systems Ltd
(d)
9,741 263
Cabot Corp 2,570 113

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Celanese Corp 5,342 $ 653
CF Industries Holdings Inc 9,876 409
Chemours Co/The 7,549 199
Eastman Chemical Co 223,220 21,954
Element Solutions Inc 10,030 171
FMC Corp 4,809 521
Huntsman Corp 9,263 245
International Flavors & Fragrances Inc
(e)
143,949 16,177
LyondellBasell Industries NV 11,770 1,009
Mosaic Co/The 15,985 415
NewMarket Corp 59 23
Olin Corp 6,589 158
PPG Industries Inc 10,828 1,459
RPM International Inc 963 79
Valvoline Inc 326,610 7,753
W R Grace & Co 1,659 96
Westlake Chemical Corp 263,562 20,151
$ 72,839
Commercial Services - 2 .91%
2U Inc
(d)
2,095 86
ADT Inc 7,696 69
AMERCO 404 187
Aramark 10,561 362
Bright Horizons Family Solutions Inc
(d)
808 123
Cintas Corp 23,463 7,464
CoreLogic Inc/United States 3,371 254
Dun & Bradstreet Holdings Inc
(d)
2,192 52
Equifax Inc 1,439 255
Euronet Worldwide Inc
(d)
2,321 290
FTI Consulting Inc
(d)
20,234 2,225
Graham Holdings Co 182 103
Grand Canyon Education Inc
(d)
66,841 5,677
H&R Block Inc 136,480 2,351
IHS Markit Ltd 8,290 722
John Wiley & Sons Inc 1,986 91
Macquarie Infrastructure Corp 3,389 94
ManpowerGroup Inc 284,046 25,121
Morningstar Inc 175 40
Nielsen Holdings PLC 16,487 368
Quanta Services Inc 5,045 356
Robert Half International Inc 5,163 348
Rollins Inc 1,487 54
Sabre Corp 14,555 157
Service Corp International/US 7,734 390
Terminix Global Holdings Inc
(d)
6,114 292
TransUnion 775 67
United Rentals Inc
(d)
80,300 19,514
WEX Inc
(d)
1,827 345
$ 67,457
Computers - 4 .81%
Amdocs Ltd 49,795 3,517
CACI International Inc
(d)
957 231
Crowdstrike Holdings Inc
(d)
14,245 3,074
DXC Technology Co 621,730 17,533
Genpact Ltd 592,299 22,673
Hewlett Packard Enterprise Co 1,224,204 15,107
HP Inc 63,135 1,537
Leidos Holdings Inc 175,621 18,626
Lumentum Holdings Inc
(d)
3,085 289
MAXIMUS Inc 288,000 21,617
McAfee Corp 859 16
NCR Corp
(d)
5,875 196
NetApp Inc 85,257 5,664
Pure Storage Inc
(d)
4,761 110
Science Applications International Corp 2,333 224
Western Digital Corp 13,889 784
$ 111,198
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 1 .41%
Avery Dennison Corp 198,262 $ 29,912
Clorox Co/The 11,817 2,475
Reynolds Consumer Products Inc 1,797 54
Spectrum Brands Holdings Inc 1,956 148
$ 32,589
Cosmetics & Personal Care - 0 .00%
Coty Inc 13,135 84
Distribution & Wholesale - 0 .19%
Fastenal Co 5,004 228
IAA Inc
(d)
4,731 270
LKQ Corp
(d)
14,016 492
Univar Solutions Inc
(d)
7,710 143
Watsco Inc 13,067 3,117
WW Grainger Inc 539 196
$ 4,446
Diversified Financial Services - 2 .16%
Affiliated Managers Group Inc 2,062 227
Air Lease Corp 4,922 195
Alliance Data Systems Corp 2,156 146
Ally Financial Inc 17,291 654
Ameriprise Financial Inc 5,411 1,071
Cboe Global Markets Inc 97,095 8,906
Credit Acceptance Corp
(d),(e)
429 165
Discover Financial Services 14,065 1,175
Eaton Vance Corp 5,119 344
Evercore Inc - Class A 1,822 199
Franklin Resources Inc 12,535 330
Interactive Brokers Group Inc - A Shares 3,331 204
Invesco Ltd 17,444 359
Jefferies Financial Group Inc 9,879 231
Lazard Ltd 4,659 192
LendingTree Inc
(d)
24 8
LPL Financial Holdings Inc 3,341 362
Nasdaq Inc 5,248 710
Navient Corp 220,295 2,479
OneMain Holdings Inc 2,997 140
Raymond James Financial Inc 5,677 567
Santander Consumer USA Holdings Inc 3,483 77
SEI Investments Co 5,167 273
SLM Corp 13,252 184
Synchrony Financial 388,570 13,075
T Rowe Price Group Inc 71,106 11,126
Tradeweb Markets Inc 688 42
Virtu Financial Inc 125,162 3,476
Western Union Co/The 137,000 3,051
$ 49,968
Electric - 3 .00%
AES Corp/The 30,341 740
Alliant Energy Corp 410,460 19,969
Ameren Corp 11,300 822
Avangrid Inc 2,614 121
CenterPoint Energy Inc 23,319 492
CMS Energy Corp 13,110 746
Consolidated Edison Inc 15,437 1,093
DTE Energy Co 8,850 1,051
Edison International 16,418 955
Entergy Corp 9,219 879
Evergy Inc 10,474 563
Eversource Energy 15,763 1,379
FirstEnergy Corp 24,880 765
Hawaiian Electric Industries Inc 4,942 163
IDACORP Inc 69,094 6,101
NRG Energy Inc 79,286 3,283
OGE Energy Corp 9,243 282
PG&E Corp
(d)
60,766 695
Pinnacle West Capital Corp 5,203 391
PPL Corp 35,378 979
Public Service Enterprise Group Inc 23,196 1,309
Vistra Corp 302,277 6,036

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
WEC Energy Group Inc 14,501 $ 1,289
Xcel Energy Inc 302,131 19,333
$ 69,436
Electrical Components & Equipment - 0 .21%
Acuity Brands Inc 1,699 204
AMETEK Inc 38,001 4,304
Energizer Holdings Inc 682 30
Generac Holdings Inc
(d)
278 68
Littelfuse Inc 1,083 264
$ 4,870
Electronics - 4 .79%
Agilent Technologies Inc 12,979 1,560
Allegion plc 1,486 159
Amphenol Corp 116,738 14,578
Arrow Electronics Inc
(d)
3,432 335
Avnet Inc 4,528 160
Coherent Inc
(d)
85,225 17,116
Flex Ltd
(d)
1,460,000 25,754
FLIR Systems Inc 6,031 314
Fortive Corp 13,704 906
Garmin Ltd 95,705 10,992
Hubbell Inc 147,495 22,950
Jabil Inc 169,822 7,026
Keysight Technologies Inc
(d)
5,700 807
Mettler-Toledo International Inc
(d)
70 82
National Instruments Corp 5,955 247
nVent Electric PLC 7,183 161
Sensata Technologies Holding PLC
(d)
7,137 389
SYNNEX Corp 64,200 5,240
Trimble Inc
(d)
11,442 754
Vontier Corp
(d)
7,012 227
Waters Corp
(d)
2,596 687
Woodward Inc 2,572 288
$ 110,732
Energy - Alternate Sources - 0 .02%
Array Technologies Inc
(d)
2,310 94
First Solar Inc
(d)
4,230 420
$ 514
Engineering & Construction - 0 .05%
AECOM
(d)
7,067 354
frontdoor Inc
(d)
3,287 181
Jacobs Engineering Group Inc 5,743 580
$ 1,115
Entertainment - 0 .04%
Lions Gate Entertainment Corp - A shares
(d)
2,645 37
Lions Gate Entertainment Corp - B shares
(d)
6,075 75
Madison Square Garden Entertainment Corp
(d)
854 76
Madison Square Garden Sports Corp
(d)
860 139
Six Flags Entertainment Corp 3,522 121
Vail Resorts Inc 1,692 450
$ 898
Environmental Control - 0 .94%
Clean Harbors Inc
(d)
38,789 3,005
Pentair PLC 7,637 416
Republic Services Inc 198,913 18,005
Stericycle Inc
(d)
4,224 277
$ 21,703
Food - 4 .66%
Albertsons Cos Inc
(e)
1,792 31
Beyond Meat Inc
(d)
521 93
Campbell Soup Co 96,046 4,621
Conagra Brands Inc 22,374 774
Flowers Foods Inc 112,482 2,583
Grocery Outlet Holding Corp
(d)
1,632 70
Hain Celestial Group Inc/The
(d)
3,757 156
Hershey Co/The 183,226 26,649
Hormel Foods Corp 189,806 8,894
Ingredion Inc 3,098 234
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
J M Smucker Co/The 5,065 $ 590
Kellogg Co 7,680 453
Kroger Co/The 122,181 4,215
Lamb Weston Holdings Inc 5,203 389
McCormick & Co Inc/MD 5,039 451
Pilgrim's Pride Corp
(d)
118,660 2,299
Post Holdings Inc
(d)
2,944 279
Seaboard Corp 13 41
Sprouts Farmers Market Inc
(d)
161,322 3,653
Sysco Corp 357,000 25,529
TreeHouse Foods Inc
(d)
2,588 109
Tyson Foods Inc 393,996 25,338
US Foods Holding Corp
(d)
10,160 315
$ 107,766
Forest Products & Paper - 0 .04%
International Paper Co 18,046 908
Gas - 0 .06%
Atmos Energy Corp 5,720 509
National Fuel Gas Co 3,991 161
NiSource Inc 17,718 392
UGI Corp 9,620 346
$ 1,408
Hand & Machine Tools - 0 .87%
Lincoln Electric Holdings Inc 104,507 11,967
MSA Safety Inc 1,303 204
Regal Beloit Corp 1,868 234
Snap-on Inc 2,485 447
Stanley Black & Decker Inc 42,340 7,345
$ 20,197
Healthcare - Products - 3 .36%
Bio-Techne Corp 121 39
Bruker Corp 53,070 3,073
Cooper Cos Inc/The 67,960 24,740
DENTSPLY SIRONA Inc 10,116 541
Envista Holdings Corp
(d)
102,500 3,643
Globus Medical Inc
(d)
3,423 211
Haemonetics Corp
(d)
163 19
Hill-Rom Holdings Inc 241,720 23,215
Hologic Inc
(d)
3,576 285
ICU Medical Inc
(d)
650 133
Integra LifeSciences Holdings Corp
(d)
3,296 218
PerkinElmer Inc 4,148 610
QIAGEN NV
(d)
55,682 3,015
STERIS PLC 60,030 11,233
Tandem Diabetes Care Inc
(d)
393 36
Teleflex Inc 790 298
Varian Medical Systems Inc
(d)
3,636 638
Zimmer Biomet Holdings Inc 38,227 5,874
$ 77,821
Healthcare - Services - 2 .08%
Acadia Healthcare Co Inc
(d)
4,058 206
American Well Corp
(d),(e)
624 22
Catalent Inc
(d)
7,481 861
Charles River Laboratories International Inc
(d)
275 71
DaVita Inc
(d)
2,909 341
Encompass Health Corp 2,466 198
IQVIA Holdings Inc
(d)
26,157 4,651
Laboratory Corp of America Holdings
(d)
4,202 962
Molina Healthcare Inc
(d)
62,885 13,433
PPD Inc
(d)
1,377 44
Quest Diagnostics Inc 206,132 26,622
Syneos Health Inc
(d)
3,084 229
Teladoc Health Inc
(d)
355 94
Universal Health Services Inc 3,405 425
$ 48,159

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .69%
DR Horton Inc 51,989 $ 3,993
Lennar Corp - A Shares 12,467 1,037
Lennar Corp - B Shares 677 45
NVR Inc
(d)
141 627
PulteGroup Inc 220,712 9,601
Thor Industries Inc 2,433 294
Toll Brothers Inc 5,350 273
$ 15,870
Home Furnishings - 0 .20%
Dolby Laboratories Inc 2,566 226
Leggett & Platt Inc 6,102 250
Tempur Sealy International Inc 133,752 3,531
Whirlpool Corp 2,817 522
$ 4,529
Housewares - 0 .02%
Newell Brands Inc 17,771 427
Scotts Miracle-Gro Co/The 152 33
$ 460
Insurance - 8 .27%
Aflac Inc 295,000 13,328
Alleghany Corp 55,567 31,498
American Financial Group Inc/OH 303,266 28,550
American National Group Inc 395 35
Arch Capital Group Ltd
(d)
18,043 567
Arthur J Gallagher & Co 230,034 26,548
Assurant Inc 2,691 365
Assured Guaranty Ltd 3,575 128
Athene Holding Ltd
(d)
5,339 218
Axis Capital Holdings Ltd 3,491 160
Brighthouse Financial Inc
(d)
4,097 145
Brown & Brown Inc 10,326 445
Cincinnati Financial Corp 6,928 583
CNA Financial Corp 1,460 56
Equitable Holdings Inc 18,412 456
Erie Indemnity Co 490 119
Everest Re Group Ltd 101,810 21,490
Fidelity National Financial Inc 215,336 7,817
First American Financial Corp 168,681 8,820
Globe Life Inc 4,730 428
GoHealth Inc
(d)
2,126 28
Hanover Insurance Group Inc/The 1,698 191
Hartford Financial Services Group Inc/The 16,407 788
Kemper Corp 2,848 200
Lemonade Inc
(d),(e)
691 100
Lincoln National Corp 7,805 355
Loews Corp 10,732 486
Markel Corp
(d)
618 599
Mercury General Corp 1,376 73
MGIC Investment Corp 15,585 183
Old Republic International Corp 848,091 15,351
Primerica Inc 690 96
Prudential Financial Inc 18,168 1,422
Reinsurance Group of America Inc 3,131 329
RenaissanceRe Holdings Ltd 11,503 1,730
Unum Group 9,404 218
Voya Financial Inc 5,807 322
W R Berkley Corp 416,439 25,877
White Mountains Insurance Group Ltd 134 137
Willis Towers Watson PLC 5,926 1,203
$ 191,444
Internet - 0 .75%
Expedia Group Inc 5,506 683
F5 Networks Inc
(d)
36,154 7,084
FireEye Inc
(d)
7,840 165
Grubhub Inc
(d)
3,843 289
Leslie's Inc
(d),(e)
1,586 45
Lyft Inc
(d)
11,327 504
Pinterest Inc
(d)
3,155 216
TripAdvisor Inc
(d)
4,643 144
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Twitter Inc
(d)
35,795 $ 1,809
VeriSign Inc
(d)
1,880 365
Wayfair Inc
(d)
309 84
Zillow Group Inc - A Shares
(d)
2,364 328
Zillow Group Inc - C Shares
(d)
42,444 5,537
$ 17,253
Iron & Steel - 2 .11%
Nucor Corp 13,828 674
Reliance Steel & Aluminum Co 218,221 25,331
Steel Dynamics Inc 663,194 22,728
$ 48,733
Leisure Products & Services - 0 .15%
Brunswick Corp/DE 3,645 315
Carnival Corp 22,231 415
Harley-Davidson Inc 7,073 283
Norwegian Cruise Line Holdings Ltd
(d)
14,525 329
Peloton Interactive Inc
(d)
8,825 1,290
Planet Fitness Inc
(d)
1,596 115
Polaris Inc 2,408 281
Royal Caribbean Cruises Ltd 8,417 547
Virgin Galactic Holdings Inc
(d),(e)
411 18
$ 3,593
Lodging - 0 .95%
Choice Hotels International Inc 1,602 161
Extended Stay America Inc 8,173 120
Hilton Worldwide Holdings Inc 12,529 1,270
Hyatt Hotels Corp 1,608 106
Las Vegas Sands Corp 395,500 19,020
MGM Resorts International 21,600 617
Wyndham Destinations Inc 3,880 172
Wyndham Hotels & Resorts Inc 4,236 246
Wynn Resorts Ltd 3,405 339
$ 22,051
Machinery - Construction & Mining - 0 .86%
BWX Technologies Inc 1,572 85
Oshkosh Corp 216,129 19,795
$ 19,880
Machinery - Diversified - 3 .14%
AGCO Corp 208,852 23,161
Colfax Corp
(d)
4,577 170
Crane Co 2,245 170
Curtiss-Wright Corp 77,606 8,055
Dover Corp 6,593 768
Flowserve Corp 6,013 214
Gates Industrial Corp PLC
(d)
2,383 34
Graco Inc 3,814 263
GrafTech International Ltd 3,626 35
IDEX Corp 3,453 643
Ingersoll Rand Inc
(d)
15,902 665
Middleby Corp/The
(d)
2,543 345
Nordson Corp 478 86
Otis Worldwide Corp 198,806 12,853
Rockwell Automation Inc 2,730 678
Toro Co/The 148,565 14,002
Westinghouse Air Brake Technologies Corp 8,301 616
Xylem Inc/NY 102,206 9,872
$ 72,630
Media - 0 .99%
Discovery Inc - A Shares
(d),(e)
7,215 299
Discovery Inc - C Shares
(d)
14,236 499
DISH Network Corp
(d)
11,369 330
Fox Corp - A Shares 15,329 478
Fox Corp - B Shares 7,396 221
Liberty Broadband Corp - A Shares
(d)
1,137 165
Liberty Broadband Corp - C Shares
(d)
7,331 1,071
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,402 51

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
9,170 $ 369
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,386 137
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
7,092 288
New York Times Co/The 7,529 373
News Corp - A Shares 17,954 348
News Corp - B Shares 5,601 106
Nexstar Media Group Inc 666 76
Sirius XM Holdings Inc
(e)
561,987 3,518
ViacomCBS Inc - Class A 526 25
ViacomCBS Inc - Class B 301,904 14,642
$ 22,996
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 2,921 221
Valmont Industries Inc 961 185
$ 406
Mining - 0 .38%
Freeport-McMoRan Inc
(d)
66,572 1,792
Newmont Corp 67,173 4,004
Royal Gold Inc 27,823 2,973
$ 8,769
Miscellaneous Manufacturers - 2 .94%
A O Smith Corp 169,546 9,206
Carlisle Cos Inc 2,405 349
Donaldson Co Inc 5,264 313
ITT Inc 58,333 4,358
Parker-Hannifin Corp 88,872 23,517
Textron Inc 630,535 28,538
Trane Technologies PLC 10,965 1,572
Trinity Industries Inc 4,190 116
$ 67,969
Office & Business Equipment - 0 .47%
Xerox Holdings Corp 7,729 163
Zebra Technologies Corp
(d)
27,701 10,743
$ 10,906
Oil & Gas - 3 .00%
Apache Corp 17,459 249
Cabot Oil & Gas Corp 18,142 333
Cimarex Energy Co 359,639 15,170
Continental Resources Inc/OK 3,771 74
Devon Energy Corp 877,156 14,438
Diamondback Energy Inc 74,347 4,215
EQT Corp 12,662 206
Helmerich & Payne Inc 4,825 117
Hess Corp 12,601 680
HollyFrontier Corp 6,904 196
Marathon Oil Corp 36,149 262
Marathon Petroleum Corp 29,828 1,287
Murphy Oil Corp 6,688 83
Occidental Petroleum Corp 38,671 776
Pioneer Natural Resources Co 124,357 15,035
Valero Energy Corp 290,100 16,370
$ 69,491
Oil & Gas Services - 0 .24%
Baker Hughes Co 30,126 605
Halliburton Co 269,824 4,757
NOV Inc
(d)
17,942 222
$ 5,584
Packaging & Containers - 2 .14%
Amcor PLC 61,712 675
AptarGroup Inc 135,967 18,080
Ardagh Group SA 901 15
Ball Corp 941 83
Berry Global Group Inc
(d)
4,050 200
Crown Holdings Inc
(d)
5,380 485
Graphic Packaging Holding Co 9,662 151
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Packaging Corp of America 196,128 $ 26,372
Sealed Air Corp 7,186 304
Silgan Holdings Inc 3,629 132
Sonoco Products Co 43,537 2,521
Westrock Co 11,873 492
$ 49,510
Pharmaceuticals - 0 .79%
Agios Pharmaceuticals Inc
(d)
2,561 120
Alkermes PLC
(d)
7,292 153
AmerisourceBergen Corp 3,502 365
Elanco Animal Health Inc
(d)
20,945 608
Henry Schein Inc
(d)
6,596 434
Herbalife Nutrition Ltd
(d)
172,583 8,794
Horizon Therapeutics Plc
(d)
770 56
Jazz Pharmaceuticals PLC
(d)
2,496 388
McKesson Corp 1,903 332
Perrigo Co PLC 6,314 270
PRA Health Sciences Inc
(d)
501 62
Premier Inc 167,981 5,690
Reata Pharmaceuticals Inc
(d)
121 12
Viatris Inc
(d)
55,536 944
$ 18,228
Pipelines - 0 .11%
Antero Midstream Corp 13,060 106
Equitrans Midstream Corp 17,050 113
ONEOK Inc 20,311 809
Targa Resources Corp 10,380 284
Williams Cos Inc/The 56,046 1,190
$ 2,502
Private Equity - 0 .06%
Apollo Global Management Inc 3,971 182
Carlyle Group Inc/The 4,874 157
KKR & Co Inc 24,943 972
$ 1,311
Real Estate - 0 .06%
CBRE Group Inc
(d)
15,310 933
Howard Hughes Corp/The
(d)
1,795 155
Jones Lang LaSalle Inc
(d)
2,378 348
$ 1,436
REITs - 6 .67%
AGNC Investment Corp 25,022 390
Alexandria Real Estate Equities Inc 6,140 1,026
American Campus Communities Inc 6,327 260
American Homes 4 Rent 696,512 21,055
Americold Realty Trust 381,346 13,312
Annaly Capital Management Inc 64,576 524
Apartment Income REIT Corp 6,788 263
Apartment Investment and Management Co 8,250 38
Apple Hospitality REIT Inc 9,672 121
AvalonBay Communities Inc 6,456 1,057
Boston Properties Inc 7,136 651
Brandywine Realty Trust 7,760 85
Brixmor Property Group Inc 13,700 232
Brookfield Property REIT Inc 340 6
Camden Property Trust 4,364 446
CoreSite Realty Corp 599 81
Corporate Office Properties Trust 5,188 136
Cousins Properties Inc 6,842 216
CubeSmart 8,935 311
CyrusOne Inc 5,509 402
Douglas Emmett Inc 7,693 213
Duke Realty Corp 16,905 669
Empire State Realty Trust Inc 7,178 71
EPR Properties 3,402 135
Equity Commonwealth 5,393 154
Equity LifeStyle Properties Inc 4,743 289
Equity Residential 16,870 1,040
Essex Property Trust Inc 2,988 716
Extra Space Storage Inc 1,720 196

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Federal Realty Investment Trust 3,477 $ 304
First Industrial Realty Trust Inc 5,835 237
Gaming and Leisure Properties Inc 10,081 415
Healthcare Trust of America Inc 542,054 15,313
Healthpeak Properties Inc 24,751 734
Highwoods Properties Inc 521,582 19,554
Host Hotels & Resorts Inc 32,360 438
Hudson Pacific Properties Inc 6,940 163
Invitation Homes Inc 25,850 762
Iron Mountain Inc 5,473 184
JBG SMITH Properties 5,625 168
Kilroy Realty Corp 5,313 301
Kimco Realty Corp 538,220 8,886
Lamar Advertising Co 320,972 25,928
Life Storage Inc 34,615 2,824
Medical Properties Trust Inc 25,889 547
Mid-America Apartment Communities Inc 5,223 693
National Retail Properties Inc 419,920 16,377
New Residential Investment Corp 19,082 179
Omega Healthcare Investors Inc 10,406 377
Outfront Media Inc 6,642 121
Paramount Group Inc 8,606 77
Park Hotels & Resorts Inc 11,057 184
Rayonier Inc 6,065 186
Realty Income Corp 16,134 953
Regency Centers Corp 73,384 3,463
Rexford Industrial Realty Inc 5,682 278
Simon Property Group Inc 3,171 295
SL Green Realty Corp 3,308 223
Spirit Realty Capital Inc 4,980 192
Starwood Property Trust Inc 34,216 642
STORE Capital Corp 11,071 343
Sun Communities Inc 4,851 694
UDR Inc 13,558 521
Ventas Inc 17,131 789
VEREIT Inc 9,969 351
VICI Properties Inc 24,626 623
Vornado Realty Trust 8,115 323
Weingarten Realty Investors 122,825 2,765
Welltower Inc 19,269 1,168
Weyerhaeuser Co 34,425 1,074
WP Carey Inc 7,917 526
$ 154,270
Retail - 5 .51%
Advance Auto Parts Inc 2,997 447
AutoNation Inc
(d)
387,971 27,654
AutoZone Inc
(d)
2,545 2,846
Best Buy Co Inc 8,579 934
Burlington Stores Inc
(d)
309 77
CarMax Inc
(d)
6,903 813
Casey's General Stores Inc 1,696 318
Darden Restaurants Inc 195,966 22,906
Dick's Sporting Goods Inc 115,823 7,762
Dollar Tree Inc
(d)
5,621 571
Foot Locker Inc 4,780 209
Gap Inc/The 8,439 171
Genuine Parts Co 6,445 605
Kohl's Corp 7,158 315
L Brands Inc 64,734 2,638
MSC Industrial Direct Co Inc 39,686 3,078
Nordstrom Inc 5,041 179
Nu Skin Enterprises Inc 2,366 137
Ollie's Bargain Outlet Holdings Inc
(d)
326 31
Penske Automotive Group Inc 43,808 2,622
Qurate Retail Inc 17,573 221
Ross Stores Inc 194,300 21,624
Ulta Beauty Inc
(d)
199 56
Vroom Inc
(d)
261 10
Williams-Sonoma Inc 2,975 384
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum China Holdings Inc 97,395 $ 5,524
Yum! Brands Inc 250,000 25,372
$ 127,504
Savings & Loans - 0 .23%
New York Community Bancorp Inc 20,750 217
People's United Financial Inc 367,082 5,014
Sterling Bancorp/DE 8,933 165
TFS Financial Corp 2,732 49
$ 5,445
Semiconductors - 1 .29%
Allegro MicroSystems Inc
(d)
770 22
Cirrus Logic Inc
(d)
2,696 253
Cree Inc
(d)
5,060 511
Entegris Inc 408 40
IPG Photonics Corp
(d)
1,527 341
Marvell Technology Group Ltd 30,584 1,574
Maxim Integrated Products Inc 8,138 714
Microchip Technology Inc 28,838 3,925
MKS Instruments Inc 618 98
ON Semiconductor Corp
(d)
18,618 642
Qorvo Inc
(d)
36,193 6,184
Skyworks Solutions Inc 66,681 11,286
Teradyne Inc 36,667 4,161
$ 29,751
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,651 260
Software - 0 .89%
Akamai Technologies Inc
(d)
1,293 144
Aspen Technology Inc
(d)
238 32
BigCommerce Holdings Inc
(d),(e)
77 6
CDK Global Inc 4,914 245
Ceridian HCM Holding Inc
(d)
1,565 145
Change Healthcare Inc
(d)
3,161 75
Citrix Systems Inc 69,448 9,258
Concentrix Corp
(d)
72,800 7,784
Datto Holding Corp
(d)
551 13
Duck Creek Technologies Inc
(d),(e)
126 6
Guidewire Software Inc
(d)
3,111 357
Jack Henry & Associates Inc 758 110
Jamf Holding Corp
(d)
826 31
JFrog Ltd
(d)
103 6
Manhattan Associates Inc
(d)
331 38
nCino Inc
(d)
67 5
Nuance Communications Inc
(d)
13,008 592
Oak Street Health Inc
(d)
417 22
Paychex Inc 3,113 272
Pegasystems Inc 176 22
RealPage Inc
(d)
618 54
SolarWinds Corp
(d)
2,553 43
SS&C Technologies Holdings Inc 8,154 513
Synopsys Inc
(d)
491 125
Take-Two Interactive Software Inc
(d)
383 77
Teradata Corp
(d)
1,372 37
Twilio Inc
(d)
1,074 386
Unity Software Inc
(d),(e)
270 40
Zynga Inc
(d)
7,177 71
$ 20,509
Telecommunications - 1 .05%
Arista Networks Inc
(d)
478 147
Ciena Corp
(d)
7,067 377
CommScope Holding Co Inc
(d)
8,348 123
Corning Inc 34,558 1,240
EchoStar Corp
(d)
2,554 53
Juniper Networks Inc 15,212 371
Lumen Technologies Inc 50,620 627
Motorola Solutions Inc 126,396 21,178
Telephone and Data Systems Inc 4,643 87
Ubiquiti Inc 79 24
United States Cellular Corp
(d)
701 22

Schedule of Investments
MidCap Value Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Viasat Inc
(d)
2,659 $ 116
$ 24,365
Textiles - 0 .02%
Mohawk Industries Inc
(d)
2,682 385
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 5,886 552
Mattel Inc
(d)
6,443 117
$ 669
Transportation - 3 .06%
CH Robinson Worldwide Inc 54,640 4,675
Expeditors International of Washington Inc 113,151 10,129
JB Hunt Transport Services Inc 147,829 19,907
Kansas City Southern 4,283 868
Kirby Corp
(d)
2,751 140
Knight-Swift Transportation Holdings Inc 104,848 4,194
Landstar System Inc 215,986 30,108
Old Dominion Freight Line Inc 617 120
Ryder System Inc 2,418 151
Schneider National Inc 2,975 62
XPO Logistics Inc
(d)
3,991 441
$ 70,795
Water - 0 .08%
American Water Works Co Inc 8,317 1,323
Essential Utilities Inc 10,349 479
$ 1,802
TOTAL COMMON STOCKS $ 2,246,582
Total Investments $ 2,337,484
Other Assets and Liabilities -  (1.02)% (23,529)
TOTAL NET ASSETS - 100.00% $ 2,313,955
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21,341 or 0.92% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20,411 or 0.88% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .11%
Industrial 20 .75%
Consumer, Non-cyclical 18 .31%
Consumer, Cyclical 12 .09%
Technology 7 .46%
Basic Materials 5 .68%
Communications 4 .18%
Money Market Funds 3 .66%
Energy 3 .37%
Utilities 3 .14%
Investment Companies 0 .27%
Other Assets and Liabilities
( 1 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,289 $ 383,126 $ 326,896 $ 78,519
$ 22,289 $ 383,126 $ 326,896 $ 78,519
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2021 Long 57 $ 13,313 $ (741)
Total $ (741)
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares MSCI EAFE Value ETF
(a)
127,790 $ 5,997
Money Market Funds - 0 .78%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
1,515,596 1,516
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
18,893,142 18,893
$ 20,409
TOTAL INVESTMENT COMPANIES $ 26,406
COMMON STOCKS - 95 .90 % Shares Held Value (000's)
Advertising - 0 .05%
Dentsu Group Inc 7,400 $ 236
Hakuhodo DY Holdings Inc 7,800 113
Publicis Groupe SA 7,490 388
WPP PLC 42,353 442
$ 1,179
Aerospace & Defense - 4 .30%
Airbus SE
(e)
246,323 24,770
BAE Systems PLC 111,159 701
Elbit Systems Ltd 919 127
MTU Aero Engines AG 644 149
Rolls-Royce Holdings PLC
(e)
30,611,904 38,203
Safran SA
(e)
191,607 24,087
Thales SA 270,627 24,283
$ 112,320
Agriculture - 1 .12%
British American Tobacco PLC 764,402 27,777
Imperial Brands PLC 32,714 657
Japan Tobacco Inc 41,500 824
$ 29,258
Airlines - 1 .02%
ANA Holdings Inc 3,700 79
Deutsche Lufthansa AG
(a),(e)
7,409 96
International Consolidated Airlines Group SA
(e)
4,328,520 8,411
Japan Airlines Co Ltd 5,400 96
Qantas Airways Ltd 17,619 60
Ryanair Holdings PLC ADR
(e)
186,065 17,689
Singapore Airlines Ltd
(e)
17,800 55
$ 26,486
Apparel - 0 .82%
Gildan Activewear Inc 860,600 21,502
Automobile Manufacturers - 3 .03%
Bayerische Motoren Werke AG 11,448 969
Daimler AG 452,294 31,766
Hino Motors Ltd 11,000 95
Honda Motor Co Ltd 903,800 23,866
Isuzu Motors Ltd 19,000 182
Mazda Motor Corp 19,500 139
Nissan Motor Co Ltd 80,100 413
Renault SA
(e)
6,645 283
Stellantis NV 35,433 539
Subaru Corp 21,300 409
Suzuki Motor Corp 6,400 289
Toyota Motor Corp 73,410 5,149
Volkswagen AG 1,124 237
Volvo AB - B Shares 596,720 14,702
$ 79,038
Automobile Parts & Equipment - 2 .18%
Aisin Seiki Co Ltd 5,600 172
Bridgestone Corp 460,200 17,146
Cie Generale des Etablissements Michelin SCA 5,868 809
Continental AG 3,805 532
Koito Manufacturing Co Ltd 3,600 232
NGK Insulators Ltd 8,900 156
NGK Spark Plug Co Ltd 5,500 103
Rheinmetall AG 261,989 27,664
Stanley Electric Co Ltd 4,300 134
Sumitomo Electric Industries Ltd 26,000 347
Toyota Industries Corp 5,100 402
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Valeo SA 249,125 $ 9,274
$ 56,971
Banks - 13 .39%
ABN AMRO Bank NV
(e),(f)
14,620 153
Australia & New Zealand Banking Group Ltd 98,034 1,765
Banco Bilbao Vizcaya Argentaria SA 5,238,250 23,900
Banco Santander SA
(e)
599,287 1,749
Bank Hapoalim BM
(e)
39,221 276
Bank Leumi Le-Israel BM 50,185 309
Bank of East Asia Ltd/The 45,400 98
Bank of Kyoto Ltd/The 2,000 105
Banque Cantonale Vaudoise 1,043 110
Barclays PLC 11,186,222 20,406
BNP Paribas SA
(e)
433,770 20,802
BOC Hong Kong Holdings Ltd 7,595,300 22,650
CaixaBank SA 8,091,908 20,420
Chiba Bank Ltd/The 19,300 105
Commerzbank AG
(e)
34,601 229
Commonwealth Bank of Australia 61,191 3,885
Concordia Financial Group Ltd 35,100 127
Credit Agricole SA
(e)
39,882 451
Credit Suisse Group AG 603,066 7,910
Danske Bank A/S 23,839 406
Deutsche Bank AG
(e)
23,753 240
DNB ASA 32,774 638
Erste Group Bank AG 9,657 295
Fukuoka Financial Group Inc 5,900 106
Grupo Financiero Banorte SAB de CV
(e)
5,820,349 28,990
Hang Seng Bank Ltd 26,400 476
HSBC Holdings PLC 6,646,508 34,778
ING Groep NV 5,791,884 51,498
Intesa Sanpaolo SpA 571,486 1,246
Israel Discount Bank Ltd 27,354 106
Japan Post Bank Co Ltd 13,800 119
KBC Group NV
(e)
8,638 602
Lloyds Banking Group PLC
(e)
2,446,550 1,098
Mediobanca Banca di Credito Finanziario SpA
(e)
21,460 191
Mitsubishi UFJ Financial Group Inc 422,300 1,907
Mizrahi Tefahot Bank Ltd 4,848 113
Mizuho Financial Group Inc 83,400 1,099
National Australia Bank Ltd 113,718 2,038
Natixis SA
(e)
32,634 123
Natwest Group PLC 167,532 336
Nordea Bank Abp 111,981 908
Oversea-Chinese Banking Corp Ltd 114,200 885
Raiffeisen Bank International AG 5,116 100
Resona Holdings Inc 70,700 245
Shinsei Bank Ltd 5,900 72
Shizuoka Bank Ltd/The 14,200 103
Skandinaviska Enskilda Banken AB 56,254 612
Societe Generale SA 28,022 522
Standard Chartered PLC 60,242 365
Sumitomo Mitsui Financial Group Inc 634,100 19,700
Sumitomo Mitsui Trust Holdings Inc 11,907 356
Svenska Handelsbanken AB 53,777 536
Swedbank AB 31,302 589
UBS Group AG 126,718 1,827
UniCredit SpA 3,943,211 35,935
United Overseas Bank Ltd 1,863,800 32,747
Westpac Banking Corp 124,838 2,001
$ 349,358
Beverages - 1 .66%
Anheuser-Busch InBev SA/NV 26,338 1,653
Asahi Group Holdings Ltd 15,900 642
Carlsberg AS 3,562 521
Coca-Cola Amatil Ltd 11,385 113
Coca-Cola European Partners PLC 475,725 22,107
Coca-Cola HBC AG
(e)
6,920 204
Heineken Holding NV 3,984 351

Schedule of Investments
Overseas Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages (continued)
Heineken NV 4,480 $ 467
Pernod Ricard SA 90,467 17,050
Suntory Beverage & Food Ltd 2,600 91
$ 43,199
Building Materials - 1 .12%
AGC Inc 6,900 240
Cie de Saint-Gobain
(e)
17,887 889
CRH PLC 27,133 1,113
HeidelbergCement AG 5,146 380
LafargeHolcim Ltd
(e)
480,058 25,960
Lixil Corp 9,200 215
Rinnai Corp 400 42
Taiheiyo Cement Corp 4,100 102
TOTO Ltd 2,500 138
Xinyi Glass Holdings Ltd 60,000 145
$ 29,224
Chemicals - 4 .44%
Air Water Inc 6,200 100
Akzo Nobel NV 235,027 23,926
Arkema SA 2,390 264
Asahi Kasei Corp 43,300 481
BASF SE 491,531 37,989
Brenntag AG 279,729 21,912
Clariant AG 3,799 81
Covestro AG
(f)
6,348 431
EMS-Chemie Holding AG 100 94
Evonik Industries AG 7,249 238
ICL Group Ltd 24,288 129
Johnson Matthey PLC 683,172 27,483
Kuraray Co Ltd 10,800 116
LANXESS AG 2,875 217
Mitsubishi Chemical Holdings Corp 44,100 302
Mitsubishi Gas Chemical Co Inc 5,600 128
Mitsui Chemicals Inc 6,200 178
Nippon Sanso Holdings Corp 5,600 108
Nitto Denko Corp 5,500 499
Solvay SA 2,564 292
Sumitomo Chemical Co Ltd 25,500 120
Toray Industries Inc 47,800 312
Tosoh Corp 9,000 154
Yara International ASA 6,025 280
$ 115,834
Commercial Services - 1 .75%
Adecco Group AG 5,359 335
Amadeus IT Group SA
(e)
362,505 23,143
Atlantia SpA
(e)
1,298,139 20,565
Dai Nippon Printing Co Ltd 8,400 145
Randstad NV 2,680 167
Secom Co Ltd 2,500 227
Securitas AB 10,823 167
SGS SA 106 322
Toppan Printing Co Ltd 9,000 128
Transurban Group 47,285 476
$ 45,675
Computers - 0 .09%
Atos SE
(e)
1,713 131
Capgemini SE 5,567 805
Check Point Software Technologies Ltd
(e)
1,941 248
Fujitsu Ltd 6,800 1,038
$ 2,222
Consumer Products - 0 .04%
Henkel AG & Co KGaA 3,595 336
Reckitt Benckiser Group PLC 8,606 730
$ 1,066
Cosmetics & Personal Care - 0 .59%
Pola Orbis Holdings Inc 3,300 66
Unilever PLC 261,443 15,230
$ 15,296
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .16%
ITOCHU Corp 23,400 $ 670
Marubeni Corp 56,900 378
Mitsubishi Corp 46,000 1,165
Mitsui & Co Ltd 56,500 1,048
Sumitomo Corp 41,100 546
Toyota Tsusho Corp 7,500 293
Travis Perkins PLC
(e)
1,422,440 26,176
$ 30,276
Diversified Financial Services - 2 .41%
AMP Ltd 118,629 134
Amundi SA
(f)
2,099 156
ASX Ltd 2,342 128
Daiwa Securities Group Inc 49,800 237
Hargreaves Lansdown PLC 11,475 267
Julius Baer Group Ltd 526,119 31,833
Mitsubishi UFJ Lease & Finance Co Ltd 15,300 75
Nomura Holdings Inc 108,700 575
ORIX Corp 1,792,900 28,769
SBI Holdings Inc/Japan 8,000 200
Schroders PLC 4,297 200
Standard Life Aberdeen PLC 77,428 319
Tokyo Century Corp 1,400 114
$ 63,007
Electric - 3 .88%
AGL Energy Ltd 21,536 188
AusNet Services 67,880 89
Chubu Electric Power Co Inc 22,300 273
Chugoku Electric Power Co Inc/The 9,900 122
CLP Holdings Ltd 56,000 526
E.ON SE 77,603 821
EDP - Energias de Portugal SA 95,963 602
Electricite de France SA
(e)
21,456 267
Endesa SA 10,980 281
Enel SpA 2,531,487 25,107
Engie SA
(e)
1,461,803 22,686
Fortum Oyj 912,690 22,076
HK Electric Investments & HK Electric
Investments Ltd
100,000 99
Iberdrola SA 211,493 2,863
Kansai Electric Power Co Inc/The 24,200 237
Kyushu Electric Power Co Inc 13,000 121
Mercury NZ Ltd 23,483 120
Meridian Energy Ltd 44,235 226
National Grid PLC 121,675 1,413
Origin Energy Ltd 60,792 219
Power Assets Holdings Ltd 47,500 252
Red Electrica Corp SA 14,962 284
RWE AG 485,407 20,852
SSE PLC 35,936 728
Terna Rete Elettrica Nazionale SpA 48,616 353
Tohoku Electric Power Co Inc 14,600 125
Tokyo Electric Power Co Holdings Inc
(e)
48,800 187
Uniper SE 6,959 244
$ 101,361
Electrical Components & Equipment - 0 .12%
Brother Industries Ltd 7,800 174
Casio Computer Co Ltd 6,600 116
Schneider Electric SE 18,624 2,726
$ 3,016
Electronics - 2 .33%
ABB Ltd 1,044,054 30,796
Hirose Electric Co Ltd 700 110
Kyocera Corp 11,100 711
Murata Manufacturing Co Ltd 298,800 28,699
Omron Corp 3,200 283
Yokogawa Electric Corp 7,800 169
$ 60,768

Schedule of Investments
Overseas Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 3 .40%
ACS Actividades de Construccion y Servicios SA 9,247 $ 288
ACS Actividades de Construccion y Servicios
SA - Rights
(e)
6,781 3
Aena SME SA
(e),(f)
118,283 18,241
Aeroports de Paris
(e)
396 45
Auckland International Airport Ltd
(e)
43,224 230
Balfour Beatty PLC
(e)
1,416,644 5,217
Beijing Capital International Airport Co Ltd 8,306,000 6,384
Bouygues SA 7,884 309
CK Infrastructure Holdings Ltd 4,057,500 21,543
HOCHTIEF AG 471 44
Japan Airport Terminal Co Ltd 500 26
Kajima Corp 15,600 209
Keppel Corp Ltd 50,000 188
Obayashi Corp 22,300 187
Shimizu Corp 19,000 134
Skanska AB 11,757 304
Taisei Corp 6,700 217
Vinci SA 380,294 35,264
$ 88,833
Entertainment - 0 .03%
Flutter Entertainment PLC
(e)
1,970 367
Sega Sammy Holdings Inc 6,300 100
Tabcorp Holdings Ltd 74,084 225
$ 692
Environmental Control - 0 .01%
Kurita Water Industries Ltd 3,500 142
Food - 3 .27%
Ajinomoto Co Inc 5,800 137
Associated British Foods PLC
(e)
1,029,686 29,744
Calbee Inc 1,000 30
Carrefour SA 429,190 7,278
Chocoladefabriken Lindt & Spruengli AG - REG 1 93
Danone SA 306,538 20,384
Etablissements Franz Colruyt NV 1,059 65
ICA Gruppen AB 3,475 174
J Sainsbury PLC 61,380 205
Koninklijke Ahold Delhaize NV 38,048 1,092
MEIJI Holdings Co Ltd 4,000 273
Mowi ASA 15,192 336
NH Foods Ltd 3,000 129
Nisshin Seifun Group Inc 7,100 119
Ocado Group PLC
(e)
8,401 319
Orkla ASA 9,518 93
Seven & i Holdings Co Ltd 603,600 23,051
Tesco PLC 338,414 1,107
Toyo Suisan Kaisha Ltd 1,600 79
WH Group Ltd
(f)
326,000 264
Wm Morrison Supermarkets PLC 83,132 204
Yamazaki Baking Co Ltd 2,900 53
$ 85,229
Food Service - 1 .36%
Compass Group PLC
(e)
1,966,186 35,122
Sodexo SA
(e)
3,061 272
$ 35,394
Forest Products & Paper - 0 .08%
Mondi PLC 16,785 395
Oji Holdings Corp 29,600 179
Smurfit Kappa Group PLC 8,471 408
Stora Enso Oyj 20,108 365
UPM-Kymmene Oyj 18,450 659
$ 2,006
Gas - 0 .88%
Centrica PLC
(e)
7,303,422 5,161
Enagas SA 8,603 189
Hong Kong & China Gas Co Ltd 366,000 526
Naturgy Energy Group SA 10,205 264
Osaka Gas Co Ltd 12,900 238
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
Snam SpA 3,094,938 $ 16,229
Toho Gas Co Ltd 1,700 100
Tokyo Gas Co Ltd 13,000 285
$ 22,992
Hand & Machine Tools - 0 .02%
Amada Co Ltd 11,100 125
Disco Corp 300 97
Fuji Electric Co Ltd 4,400 175
Makita Corp 2,800 134
$ 531
Healthcare - Products - 0 .00%
Cochlear Ltd 797 120
Healthcare - Services - 0 .06%
Fresenius Medical Care AG & Co KGaA 7,372 596
Fresenius SE & Co KGaA 14,452 644
PeptiDream Inc
(e)
1,600 93
Ryman Healthcare Ltd 9,413 105
$ 1,438
Holding Companies - Diversified - 0 .05%
CK Hutchison Holdings Ltd 93,000 642
Jardine Matheson Holdings Ltd 7,545 435
Swire Pacific Ltd 18,000 112
$ 1,189
Home Builders - 0 .10%
Barratt Developments PLC 35,190 306
Berkeley Group Holdings PLC 4,347 249
Daiwa House Industry Co Ltd 19,500 553
Iida Group Holdings Co Ltd 5,400 119
Persimmon PLC 11,025 384
Sekisui Chemical Co Ltd 12,300 222
Sekisui House Ltd
(a)
21,500 415
Taylor Wimpey PLC
(e)
125,857 251
$ 2,499
Home Furnishings - 0 .04%
Panasonic Corp 76,300 991
Rational AG 69 66
$ 1,057
Insurance - 7 .58%
Admiral Group PLC 6,607 260
Aegon NV 61,768 256
Ageas SA/NV 6,053 310
Allianz SE 14,423 3,260
Assicurazioni Generali SpA 38,133 651
Aviva PLC 135,697 621
AXA SA 2,433,335 53,909
Baloise Holding AG 1,604 269
CNP Assurances
(e)
6,215 94
Dai-ichi Life Holdings Inc 37,300 568
Direct Line Insurance Group PLC 47,093 193
Gjensidige Forsikring ASA
(a)
6,914 159
Hannover Rueck SE 2,087 323
Hiscox Ltd
(e)
1,792,636 22,865
Insurance Australia Group Ltd 84,246 310
Japan Post Holdings Co Ltd 54,500 433
Japan Post Insurance Co Ltd 7,800 153
Legal & General Group PLC 206,153 686
M&G PLC 89,761 215
MS&AD Insurance Group Holdings Inc 15,500 446
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
4,845 1,285
NN Group NV 9,964 415
Phoenix Group Holdings PLC 18,988 175
Prudential PLC 2,670,120 42,721
QBE Insurance Group Ltd 17,752 109
RSA Insurance Group PLC 35,753 330
Sampo Oyj 647,734 27,231
SCOR SE
(e)
5,481 167
Sompo Holdings Inc 235,400 9,400

Schedule of Investments
Overseas Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Suncorp Group Ltd 44,213 $ 339
Swiss Life Holding AG 1,054 481
Swiss Re AG 6,422 566
T&D Holdings Inc 18,500 216
Tokio Marine Holdings Inc 21,900 1,076
Tryg A/S 5,219 162
Zurich Insurance Group AG 67,884 27,143
$ 197,797
Internet - 0 .46%
Baidu Inc ADR
(e)
49,933 11,735
Trend Micro Inc/Japan 1,700 94
United Internet AG 3,687 160
$ 11,989
Investment Companies - 0 .04%
BGP Holdings PLC
(e),(g),(h)
738,711 —
EXOR NV 3,748 278
Groupe Bruxelles Lambert SA 3,907 387
Industrivarden AB 2,648 89
L E Lundbergforetagen AB
(e)
1,015 53
Melrose Industries PLC
(e)
109,044 249
Wendel SE 928 107
$ 1,163
Iron & Steel - 0 .30%
ArcelorMittal SA
(e)
275,748 6,039
Evraz PLC 17,594 120
Fortescue Metals Group Ltd 58,534 964
Hitachi Metals Ltd 4,100 65
JFE Holdings Inc 17,000 148
Nippon Steel Corp 27,900 322
voestalpine AG 4,012 147
$ 7,805
Leisure Products & Services - 0 .02%
Jardine Strategic Holdings Ltd 7,619 198
Yamaha Corp 1,600 90
Yamaha Motor Co Ltd 9,700 214
$ 502
Lodging - 2 .29%
Accor SA
(e)
694,387 23,349
City Developments Ltd 16,300 88
Sands China Ltd 3,157,600 12,540
SJM Holdings Ltd 21,917,083 23,499
Whitbread PLC
(e)
6,976 265
Wynn Macau Ltd
(e)
58,400 93
$ 59,834
Machinery - Construction & Mining - 0 .75%
Hitachi Construction Machinery Co Ltd 3,900 114
Hitachi Ltd 420,960 17,341
Komatsu Ltd 30,200 828
Mitsubishi Electric Corp 63,200 964
Mitsubishi Heavy Industries Ltd 11,100 319
$ 19,566
Machinery - Diversified - 2 .17%
FANUC Corp 88,100 23,000
KION Group AG 212,326 18,332
Kone Oyj 4,115 324
Kubota Corp 35,600 782
Nabtesco Corp 319,200 14,319
$ 56,757
Media - 0 .06%
Bollore SA 30,479 124
Informa PLC
(e)
51,895 353
Pearson PLC 26,012 288
Vivendi SA 28,682 881
$ 1,646
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .02%
NSK Ltd 12,300 $ 112
SKF AB 13,161 360
Tenaris SA 16,314 126
$ 598
Mining - 0 .46%
Anglo American PLC 42,405 1,395
Antofagasta PLC 13,632 266
BHP Group Ltd 101,824 3,396
BHP Group PLC 73,005 2,001
Boliden AB 9,455 310
Norsk Hydro ASA 46,426 205
Rio Tinto Ltd 12,832 1,074
Rio Tinto PLC 38,784 2,942
South32 Ltd 83,642 161
Sumitomo Metal Mining Co Ltd 8,100 351
$ 12,101
Miscellaneous Manufacturers - 2 .66%
Alfa Laval AB 5,437 143
JSR Corp 7,000 214
Siemens AG 444,420 68,858
Smiths Group PLC 13,694 264
$ 69,479
Office & Business Equipment - 0 .07%
Canon Inc 34,700 768
FUJIFILM Holdings Corp 12,500 716
Ricoh Co Ltd 23,100 175
Seiko Epson Corp 9,700 165
$ 1,824
Oil & Gas - 4 .09%
Ampol Ltd 8,628 172
BP PLC 4,490,692 16,687
DCC PLC 83,799 6,304
Ecopetrol SA ADR
(a)
1,811,011 20,609
ENEOS Holdings Inc 104,910 425
Eni SpA 87,930 888
Equinor ASA 33,780 605
Galp Energia SGPS SA 17,325 174
Idemitsu Kosan Co Ltd 6,600 155
Inpex Corp 18,600 108
Lundin Energy AB 882,480 23,972
Oil Search Ltd 68,128 200
OMV AG 5,092 214
Repsol SA 52,337 514
Royal Dutch Shell PLC - A Shares 141,759 2,623
Royal Dutch Shell PLC - B Shares 128,105 2,233
Santos Ltd 21,363 105
TOTAL SE 717,969 30,261
Woodside Petroleum Ltd 32,988 612
$ 106,861
Pharmaceuticals - 6 .32%
Alfresa Holdings Corp 6,300 126
Bayer AG 278,553 16,858
Daiichi Sankyo Co Ltd 20,800 670
GlaxoSmithKline PLC 173,424 3,221
Hisamitsu Pharmaceutical Co Inc 1,000 60
Kyowa Kirin Co Ltd 5,900 175
Medipal Holdings Corp 6,200 127
Novartis AG 460,420 41,689
Orion Oyj 3,660 168
Otsuka Holdings Co Ltd 13,600 581
Roche Holding AG 77,307 26,680
Sanofi 403,898 37,985
Shionogi & Co Ltd 9,200 499
Sumitomo Dainippon Pharma Co Ltd 6,600 107
Suzuken Co Ltd/Aichi Japan 2,500 97
Taisho Pharmaceutical Holdings Co Ltd 1,200 78
Takeda Pharmaceutical Co Ltd 1,009,100 35,490
Teva Pharmaceutical Industries Ltd ADR
(e)
37,875 446
$ 165,057

Schedule of Investments
Overseas Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 1 .49%
APA Group 14,262 $ 106
Enbridge Inc 725,900 24,387
Koninklijke Vopak NV 286,765 14,514
$ 39,007
Private Equity - 0 .02%
3i Group PLC 33,635 510
Real Estate - 2 .54%
Aeon Mall Co Ltd 4,000 65
Aroundtown SA 17,244 120
Azrieli Group Ltd 1,540 94
CapitaLand Ltd 90,300 217
CK Asset Holdings Ltd 89,000 444
Daito Trust Construction Co Ltd 2,300 240
Hang Lung Properties Ltd 67,000 178
Henderson Land Development Co Ltd 48,438 198
Hongkong Land Holdings Ltd 5,238,731 24,152
Hulic Co Ltd 3,900 44
Mitsubishi Estate Co Ltd 40,700 644
Mitsui Fudosan Co Ltd 971,640 19,722
New World Development Co Ltd 52,451 243
Nomura Real Estate Holdings Inc 4,100 91
Sino Land Co Ltd 108,000 150
Sumitomo Realty & Development Co Ltd 10,700 323
Sun Hung Kai Properties Ltd 44,883 613
Swire Properties Ltd 5,814,000 16,852
Swiss Prime Site AG 2,628 255
Tokyu Fudosan Holdings Corp 21,000 119
Vonovia SE 18,026 1,204
Wharf Real Estate Investment Co Ltd 58,000 306
$ 66,274
REITs - 0 .23%
British Land Co PLC/The 30,402 186
CapitaLand Integrated Commercial Trust 60,308 96
Covivio 1,799 148
Daiwa House REIT Investment Corp 70 189
Dexus 37,696 258
Gecina SA 1,587 226
GLP J-Reit
(e)
143 230
GPT Group/The 67,240 221
Japan Real Estate Investment Corp 44 268
Japan Retail Fund Investment Corp 92 175
Klepierre SA 6,738 162
Land Securities Group PLC 24,344 204
Link REIT 71,200 618
Mapletree Commercial Trust 53,200 82
Mirvac Group 135,972 245
Nippon Building Fund Inc 50 302
Nippon Prologis REIT Inc 36 117
Nomura Real Estate Master Fund Inc 149 227
Orix JREIT Inc 94 158
Scentre Group 179,294 371
Segro PLC 41,163 536
Stockland 82,342 278
Suntec Real Estate Investment Trust 75,200 90
Unibail-Rodamco-Westfield 4,789 404
United Urban Investment Corp 103 140
Vicinity Centres 133,586 155
$ 6,086
Retail - 2 .97%
ABC-Mart Inc 1,000 57
B&M European Value Retail SA 1,687,911 12,338
Cie Financiere Richemont SA 271,061 25,177
Cie Financiere Richemont SA - Warrants
(e)
624,938 204
E-MART Inc 126,442 18,523
Kingfisher PLC
(e)
72,848 277
Lawson Inc 1,900 92
Marui Group Co Ltd 6,500 117
Next PLC
(e)
1,611 170
Shimamura Co Ltd 800 89
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Swatch Group AG/The - BR 1,003 $ 289
Swatch Group AG/The - REG 1,907 107
USS Co Ltd 5,200 102
WH Smith PLC
(e)
952,301 19,885
Yamada Holdings Co Ltd 25,000 127
$ 77,554
Semiconductors - 4 .06%
ASM Pacific Technology Ltd 10,400 151
Infineon Technologies AG 583,563 23,380
MediaTek Inc 645,667 20,166
Rohm Co Ltd 1,000 101
Samsung Electronics Co Ltd 532,847 38,955
SK Hynix Inc 211,980 23,144
SUMCO Corp 9,000 190
$ 106,087
Shipbuilding - 0 .08%
Wartsila OYJ Abp 216,411 2,121
Software - 0 .72%
Sage Group PLC/The 13,186 106
SAP SE 147,366 18,699
$ 18,805
Telecommunications - 0 .63%
BT Group PLC
(e)
308,386 529
Deutsche Telekom AG 115,206 2,049
Elisa Oyj 2,460 147
HKT Trust & HKT Ltd 129,000 170
KDDI Corp 56,000 1,646
Koninklijke KPN NV 123,378 385
Nippon Telegraph & Telephone Corp 44,500 1,112
Orange SA 68,957 809
PCCW Ltd 160,000 89
Proximus SADP 5,257 111
SES SA 13,250 113
Singapore Telecommunications Ltd 279,300 495
SoftBank Corp 99,200 1,303
SoftBank Group Corp 35,300 2,735
Spark New Zealand Ltd 63,406 218
Swisscom AG 897 488
Tele2 AB 17,259 238
Telecom Italia SpA/Milano 288,733 124
Telecom Italia SpA/Milano - RSP 208,149 99
Telefonica Deutschland Holding AG 35,880 98
Telefonica SA 173,602 749
Telenor ASA 24,185 399
Telia Co AB 84,741 371
Telstra Corp Ltd 143,773 341
Vodafone Group PLC 927,049 1,583
$ 16,401
Textiles - 0 .00%
Teijin Ltd 5,900 108
Transportation - 0 .23%
AP Moller - Maersk A/S - A 111 209
Aurizon Holdings Ltd 66,078 186
Central Japan Railway Co 5,000 716
Deutsche Post AG 34,194 1,689
East Japan Railway Co 10,400 686
Hankyu Hanshin Holdings Inc 8,100 262
Keihan Holdings Co Ltd 1,700 78
Keikyu Corp 4,100 66
Keio Corp 1,200 88
Keisei Electric Railway Co Ltd 2,500 85
Kintetsu Group Holdings Co Ltd 3,100 130
Kyushu Railway Co 5,400 113
MTR Corp Ltd 52,500 305
Nagoya Railroad Co Ltd 3,500 89
Nippon Express Co Ltd 2,500 170
Nippon Yusen KK 5,500 127
Odakyu Electric Railway Co Ltd 5,100 148

Schedule of Investments
Overseas Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Poste Italiane SpA
(f)
18,056 $ 176
Seibu Holdings Inc 2,600 24
Tobu Railway Co Ltd 2,500 71
Tokyu Corp 17,100 201
West Japan Railway Co 5,700 304
$ 5,923
Water - 0 .84%
Severn Trent PLC 8,254 261
Suez SA 11,946 245
United Utilities Group PLC 23,569 297
Veolia Environnement SA 790,656 21,070
$ 21,873
TOTAL COMMON STOCKS $ 2,502,906
PREFERRED STOCKS - 2 .17 % Shares Held Value (000's)
Automobile Manufacturers - 2 .14%
Bayerische Motoren Werke AG 2.52% 1,968 $ 129
Porsche Automobil Holding SE 2.21% 2,650 184
Volkswagen AG 4.86% 294,156 55,610
$ 55,923
Chemicals - 0 .00%
FUCHS PETROLUB SE 0.97% 1,327 75
Consumer Products - 0 .03%
Henkel AG & Co KGaA 1.85% 6,161 638
TOTAL PREFERRED STOCKS $ 56,636
Total Investments $ 2,585,948
Other Assets and Liabilities -  0.92% 23,964
TOTAL NET ASSETS - 100.00% $ 2,609,912
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,440 or 0.06% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,516 or
0.06% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,421 or 0.74% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 15 .86%
France 14 .74%
Germany 13 .78%
Japan 12 .25%
Switzerland 8 .54%
Hong Kong 4 .44%
Italy 3 .90%
Netherlands 3 .81%
Spain 3 .57%
Korea, Republic Of 3 .09%
Finland 2 .08%
Canada 1 .75%
Sweden 1 .61%
Singapore 1 .33%
Mexico 1 .11%
United States 1 .01%
Ireland 1 .00%
Australia 0 .89%
Bermuda 0 .88%
Colombia 0 .79%
Taiwan 0 .77%
China 0 .69%
Macao 0 .48%
Luxembourg 0 .25%
Belgium 0 .12%
Norway 0 .11%
Israel 0 .06%
Denmark 0 .06%
New Zealand 0 .04%
Austria 0 .03%
Portugal 0 .03%
Chile 0 .01%
Other Assets and Liabilities
0 .92%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 32,634 $ 380,302 $ 394,043 $ 18,893
$ 32,634 $ 380,302 $ 394,043 $ 18,893
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2021 Long 138 $ 14,597 $ (514)
Total $ (514)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .74 % Shares Held Value (000's)
Money Market Funds - 0 .74%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
14,410,460 $ 14,410
TOTAL INVESTMENT COMPANIES $ 14,410
COMMON STOCKS - 99 .59 % Shares Held Value (000's)
Aerospace & Defense - 0 .39%
Teledyne Technologies Inc
(b)
21,182 $ 7,562
Apparel - 2 .32%
Deckers Outdoor Corp
(b)
103,208 30,135
NIKE Inc 112,380 15,013
$ 45,148
Automobile Manufacturers - 1 .09%
PACCAR Inc 232,081 21,170
Banks - 3 .85%
JPMorgan Chase & Co 397,424 51,137
PNC Financial Services Group Inc/The 164,869 23,662
$ 74,799
Beverages - 2 .30%
Keurig Dr Pepper Inc 436,809 13,890
PepsiCo Inc 225,911 30,853
$ 44,743
Chemicals - 1 .67%
Air Products and Chemicals Inc 42,763 11,408
FMC Corp 193,807 20,987
$ 32,395
Commercial Services - 1 .27%
PayPal Holdings Inc
(b)
104,980 24,598
Computers - 5 .85%
Apple Inc 862,325 113,792
Consumer Products - 1 .10%
Church & Dwight Co Inc 254,139 21,457
Diversified Financial Services - 6 .04%
Ameriprise Financial Inc 57,724 11,422
BlackRock Inc 24,126 16,919
Charles Schwab Corp/The 499,787 25,759
Discover Financial Services 195,527 16,334
Nasdaq Inc 118,292 16,001
Visa Inc 160,523 31,021
$ 117,456
Electric - 2 .83%
NextEra Energy Inc 391,533 31,663
Xcel Energy Inc 364,294 23,311
$ 54,974
Electronics - 2 .06%
Honeywell International Inc 138,986 27,154
Roper Technologies Inc 32,923 12,936
$ 40,090
Environmental Control - 0 .98%
Republic Services Inc 190,598 17,253
Waste Connections Inc 18,146 1,788
$ 19,041
Food - 0 .84%
McCormick & Co Inc/MD 181,566 16,257
Healthcare - Products - 4 .30%
Abbott Laboratories 188,612 23,310
Edwards Lifesciences Corp
(b)
159,047 13,134
Medtronic PLC 166,513 18,538
Thermo Fisher Scientific Inc 56,211 28,651
$ 83,633
Healthcare - Services - 1 .86%
UnitedHealth Group Inc 76,432 25,496
Universal Health Services Inc 85,143 10,616
$ 36,112
Insurance - 2 .53%
Chubb Ltd 31,890 4,645
Fidelity National Financial Inc 101,852 3,697
Marsh & McLennan Cos Inc 205,275 22,562
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 209,391 $ 18,257
$ 49,161
Internet - 9 .07%
Alphabet Inc - A Shares
(b)
32,751 59,848
Amazon.com Inc
(b)
23,854 76,480
Facebook Inc
(b)
102,202 26,402
Netflix Inc
(b)
25,573 13,615
$ 176,345
Machinery - Construction & Mining - 1 .01%
Epiroc AB - A Shares 1,020,490 19,552
Machinery - Diversified - 1 .69%
Deere & Co 113,480 32,773
Media - 2 .18%
Comcast Corp - Class A 597,382 29,612
Nexstar Media Group Inc 45,504 5,173
Walt Disney Co/The
(b)
45,629 7,673
$ 42,458
Oil & Gas - 2 .75%
Chevron Corp 525,355 44,760
Valero Energy Corp 155,689 8,786
$ 53,546
Packaging & Containers - 1 .08%
Ball Corp 237,503 20,905
Pharmaceuticals - 7 .71%
Becton Dickinson and Co 80,853 21,167
Bristol-Myers Squibb Co 358,431 22,018
DexCom Inc
(b)
16,647 6,240
Eli Lilly and Co 123,039 25,589
Johnson & Johnson 160,347 26,157
Merck & Co Inc 377,449 29,090
Pfizer Inc 159,334 5,720
Roche Holding AG ADR 319,605 13,874
$ 149,855
REITs - 3 .07%
Alexandria Real Estate Equities Inc 130,091 21,739
American Tower Corp 31,500 7,162
Extra Space Storage Inc 145,486 16,555
Prologis Inc 137,915 14,233
$ 59,689
Retail - 7 .52%
Costco Wholesale Corp 79,569 28,043
Home Depot Inc/The 110,326 29,878
Lululemon Athletica Inc
(b)
56,574 18,595
Starbucks Corp 212,873 20,608
Target Corp 125,324 22,705
Tractor Supply Co 185,512 26,294
$ 146,123
Semiconductors - 6 .82%
Broadcom Inc 74,469 33,548
Lam Research Corp 58,586 28,353
Microchip Technology Inc 145,006 19,737
NVIDIA Corp 35,214 18,297
Taiwan Semiconductor Manufacturing Co Ltd
ADR
268,155 32,586
$ 132,521
Software - 10 .62%
Adobe Inc
(b)
59,776 27,423
Fair Isaac Corp
(b)
51,991 23,402
Fidelity National Information Services Inc 39,520 4,879
Microsoft Corp 505,775 117,320
salesforce.com Inc
(b)
80,555 18,170
ServiceNow Inc
(b)
27,960 15,187
$ 206,381
Telecommunications - 2 .65%
T-Mobile US Inc
(b)
252,150 31,791
Verizon Communications Inc 359,324 19,673
$ 51,464

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .14%
Expeditors International of Washington Inc 187,325 $ 16,769
Union Pacific Corp 125,431 24,769
$ 41,538
TOTAL COMMON STOCKS $ 1,935,538
Total Investments $ 1,949,948
Other Assets and Liabilities -  (0.33)% (6,342)
TOTAL NET ASSETS - 100.00% $ 1,943,606
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .29%
Consumer, Non-cyclical 19 .38%
Financial 15 .49%
Communications 13 .90%
Consumer, Cyclical 10 .93%
Industrial 9 .35%
Utilities 2 .83%
Energy 2 .75%
Basic Materials 1 .67%
Money Market Funds 0 .74%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 31,622 $ 115,580 $ 132,792 $ 14,410
$ 31,622 $ 115,580 $ 132,792 $ 14,410
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .28%
Blue Chip Fund
(a)
706,713 $ 23,873
Core Fixed Income Fund
(a)
27,111,449 277,350
Diversified International Fund
(a)
2,386,244 35,269
Diversified Real Asset Fund
(a)
1,008,538 12,123
International Small Company Fund
(a)
629,436 7,471
LargeCap Growth Fund I
(a)
1,164,160 23,399
MidCap Fund
(a),(b)
322,241 11,127
MidCap Value Fund I
(a)
738,006 11,092
Origin Emerging Markets Fund
(a)
715,570 10,140
SmallCap Growth Fund I
(a)
339,003 6,370
SmallCap Value Fund II
(a)
512,618 5,910
$ 424,124
Principal Funds, Inc. Institutional Class - 41 .73%
Equity Income Fund
(a)
652,049 22,848
High Income Fund
(a)
5,178,790 48,525
Inflation Protection Fund
(a)
3,492,317 33,142
LargeCap S&P 500 Index Fund
(a)
1,114,270 23,779
LargeCap Value Fund III
(a)
1,336,263 22,797
Overseas Fund
(a)
2,287,372 22,965
Short-Term Income Fund
(a)
10,393,421 129,606
$ 303,662
TOTAL INVESTMENT COMPANIES $ 727,786
Total Investments $ 727,786
Other Assets and Liabilities -  (0.01)% (80)
TOTAL NET ASSETS - 100.00% $ 727,706
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71 .99%
Domestic Equity Funds 20 .77%
International Equity Funds 5 .58%
Specialty Funds 1 .67%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 42,164 $ 1,691 $ 23,382 $ 23,873
Bond Market Index Fund 37,554 — 37,726 —
Core Fixed Income Fund 240,715 48,964 13,217 277,350
Diversified International Fund 34,471 821 5,672 35,269
Diversified Real Asset Fund 11,439 288 819 12,123
Equity Income Fund 27,613 8,838 17,095 22,848
High Income Fund 46,354 2,595 2,309 48,525
Inflation Protection Fund 32,075 1,956 1,572 33,142
International Small Company Fund 9,179 194 3,328 7,471
LargeCap Growth Fund I — 25,061 441 23,399
LargeCap S&P 500 Index Fund 35,951 6,229 21,007 23,779
LargeCap Value Fund III — 23,898 440 22,797
MidCap Fund 18,736 395 10,510 11,127
MidCap Value Fund I 7,055 3,408 474 11,092
Origin Emerging Markets Fund — 9,827 364 10,140
Overseas Fund 21,641 703 4,589 22,965
Short-Term Income Fund 134,406 2,975 7,145 129,606
SmallCap Growth Fund I 6,846 671 2,706 6,370
SmallCap Value Fund II 3,587 1,578 213 5,910
$ 709,786 $ 140,092 $ 153,009 $ 727,786
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 229 $ 1,455 $ 1,173 $ 1,945
Bond Market Index Fund — 3,569 — (3,397)
Core Fixed Income Fund 1,497 (29) — 917
Diversified International Fund 424 (713) — 6,362
Diversified Real Asset Fund 70 83 — 1,132
Equity Income Fund 66 2,453 — 1,039
High Income Fund 686 (65) — 1,950
Inflation Protection Fund 155 71 — 612
International Small Company Fund 98 431 — 995
LargeCap Growth Fund I 244 (25) 731 (1,196)
LargeCap S&P 500 Index Fund 1,009 7,660 1,854 (5,054)
LargeCap Value Fund III 235 — — (661)
MidCap Fund — 5,190 219 (2,684)
MidCap Value Fund I 139 6 — 1,097
Origin Emerging Markets Fund 70 26 — 651
Overseas Fund 437 568 — 4,642
Short-Term Income Fund 1,123 (16) 204 (614)
SmallCap Growth Fund I 87 1,198 308 361
SmallCap Value Fund II 35 21 — 937
$ 6,604 $ 21,883 $ 4,489 $ 9,034
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .80%
Blue Chip Fund
(a)
447,224 $ 15,107
Core Fixed Income Fund
(a)
12,713,659 130,061
Diversified International Fund
(a)
1,559,091 23,043
Diversified Real Asset Fund
(a)
463,318 5,569
International Small Company Fund
(a)
422,247 5,012
LargeCap Growth Fund I
(a)
758,379 15,244
MidCap Fund
(a),(b)
204,711 7,069
MidCap Value Fund I
(a)
473,800 7,121
Origin Emerging Markets Fund
(a)
461,021 6,533
SmallCap Growth Fund I
(a)
217,833 4,093
SmallCap Value Fund II
(a)
328,647 3,789
$ 222,641
Principal Funds, Inc. Institutional Class - 40 .21%
Equity Income Fund
(a)
419,149 14,687
High Income Fund
(a)
2,353,658 22,054
Inflation Protection Fund
(a)
1,683,829 15,979
LargeCap S&P 500 Index Fund
(a)
708,612 15,122
LargeCap Value Fund III
(a)
859,125 14,657
Overseas Fund
(a)
1,465,860 14,717
Short-Term Income Fund
(a)
4,207,015 52,461
$ 149,677
TOTAL INVESTMENT COMPANIES $ 372,318
Total Investments $ 372,318
Other Assets and Liabilities -  (0.01)% (36)
TOTAL NET ASSETS - 100.00% $ 372,282
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65 .44%
Domestic Equity Funds 26 .03%
International Equity Funds 7 .05%
Specialty Funds 1 .49%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 12,941 $ 2,243 $ 921 $ 15,107
Bond Market Index Fund 16,027 — 16,101 —
Core Fixed Income Fund 110,478 24,665 5,477 130,061
Diversified International Fund 22,055 828 3,496 23,043
Diversified Real Asset Fund 5,127 259 368 5,569
Equity Income Fund 9,002 5,308 771 14,687
High Income Fund 20,068 2,095 928 22,054
Inflation Protection Fund 15,005 1,321 671 15,979
International Small Company Fund 6,125 217 2,292 5,012
LargeCap Growth Fund I 12,858 3,023 1,150 15,244
LargeCap S&P 500 Index Fund 22,056 1,918 10,556 15,122
LargeCap Value Fund III 8,549 5,497 439 14,657
MidCap Fund 10,889 360 5,569 7,069
MidCap Value Fund I 6,024 500 427 7,121
Origin Emerging Markets Fund — 6,393 307 6,533
Overseas Fund 14,082 652 3,445 14,717
Short-Term Income Fund 53,586 1,899 2,765 52,461
SmallCap Growth Fund I 4,706 345 2,042 4,093
SmallCap Value Fund II 2,466 834 188 3,789
$ 352,044 $ 58,357 $ 57,913 $ 372,318
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 79 $ (2) $ 405 $ 846
Bond Market Index Fund — 1,492 — (1,418)
Core Fixed Income Fund 692 (12) — 407
Diversified International Fund 280 383 — 3,273
Diversified Real Asset Fund 32 (27) — 578
Equity Income Fund 53 8 — 1,140
High Income Fund 304 (23) — 842
Inflation Protection Fund 74 3 — 321
International Small Company Fund 67 308 — 654
LargeCap Growth Fund I 271 (19) 812 532
LargeCap S&P 500 Index Fund 514 6,280 945 (4,576)
LargeCap Value Fund III 191 5 — 1,045
MidCap Fund — 3,106 130 (1,717)
MidCap Value Fund I 102 25 — 999
Origin Emerging Markets Fund 46 29 — 418
Overseas Fund 283 334 — 3,094
Short-Term Income Fund 456 (9) 83 (250)
SmallCap Growth Fund I 58 1,191 205 (107)
SmallCap Value Fund II 24 24 — 653
$ 3,526 $ 13,096 $ 2,580 $ 6,734
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .87%
Blue Chip Fund
(a)
5,532,298 $ 186,881
Core Fixed Income Fund
(a)
116,002,500 1,186,706
Diversified International Fund
(a)
19,216,686 284,023
Diversified Real Asset Fund
(a)
4,541,955 54,594
International Small Company Fund
(a)
5,180,063 61,487
LargeCap Growth Fund I
(a)
9,379,971 188,537
MidCap Fund
(a),(b)
2,533,587 87,485
MidCap Value Fund I
(a)
5,853,034 87,971
Origin Emerging Markets Fund
(a)
5,931,457 84,049
SmallCap Growth Fund I
(a)
2,686,605 50,481
SmallCap Value Fund II
(a)
4,061,199 46,826
$ 2,319,040
Principal Funds, Inc. Institutional Class - 38 .14%
Equity Income Fund
(a)
5,180,568 181,527
High Income Fund
(a)
20,110,699 188,437
Inflation Protection Fund
(a)
15,864,801 150,557
LargeCap S&P 500 Index Fund
(a)
8,740,312 186,518
LargeCap Value Fund III
(a)
10,618,393 181,150
Overseas Fund
(a)
18,336,003 184,093
Short-Term Income Fund
(a)
28,658,991 357,378
$ 1,429,660
TOTAL INVESTMENT COMPANIES $ 3,748,700
Total Investments $ 3,748,700
Other Assets and Liabilities -  (0.01)% (294)
TOTAL NET ASSETS - 100.00% $ 3,748,406
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57 .82%
Domestic Equity Funds 31 .94%
International Equity Funds 8 .79%
Specialty Funds 1 .46%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 168,620 $ 22,993 $ 15,966 $ 186,881
Bond Market Index Fund 145,154 — 145,823 —
Core Fixed Income Fund 1,019,665 217,093 53,771 1,186,706
Diversified International Fund 283,924 4,260 50,783 284,023
Diversified Real Asset Fund 52,379 598 3,948 54,594
Equity Income Fund 113,569 63,610 9,977 181,527
High Income Fund 174,833 15,071 8,527 188,437
Inflation Protection Fund 147,262 6,948 6,790 150,557
International Small Company Fund 74,857 1,002 26,060 61,487
LargeCap Growth Fund I 163,675 34,959 16,819 188,537
LargeCap S&P 500 Index Fund 281,374 18,689 135,135 186,518
LargeCap Value Fund III 107,766 66,247 5,982 181,150
MidCap Fund 128,852 1,851 59,580 87,485
MidCap Value Fund I 76,811 4,273 6,080 87,971
Origin Emerging Markets Fund — 82,055 3,748 84,049
Overseas Fund 177,219 4,089 40,048 184,093
Short-Term Income Fund 382,438 4,917 28,184 357,378
SmallCap Growth Fund I 55,786 3,931 21,948 50,481
SmallCap Value Fund II 29,687 10,882 1,737 46,826
$ 3,583,871 $ 563,468 $ 640,906 $ 3,748,700
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,014 $ 1,053 $ 5,185 $ 10,181
Bond Market Index Fund — 13,954 — (13,285)
Core Fixed Income Fund 6,274 (80) — 3,799
Diversified International Fund 3,460 (3,522) — 50,144
Diversified Real Asset Fund 319 (107) — 5,672
Equity Income Fund 655 872 — 13,453
High Income Fund 2,612 (176) — 7,236
Inflation Protection Fund 712 112 — 3,025
International Small Company Fund 822 2,309 — 9,379
LargeCap Growth Fund I 3,390 1,007 10,171 5,715
LargeCap S&P 500 Index Fund 6,404 70,193 11,769 (48,603)
LargeCap Value Fund III 2,342 370 — 12,749
MidCap Fund — 33,834 1,530 (17,472)
MidCap Value Fund I 1,266 67 — 12,900
Origin Emerging Markets Fund 591 342 — 5,400
Overseas Fund 3,552 2,627 — 40,206
Short-Term Income Fund 3,191 (110) 579 (1,683)
SmallCap Growth Fund I 700 10,866 2,467 1,846
SmallCap Value Fund II 287 190 — 7,804
$ 37,591 $ 133,801 $ 31,701 $ 108,466
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .10%
Blue Chip Fund
(a)
2,973,283 $ 100,437
Core Fixed Income Fund
(a)
45,753,555 468,059
Diversified International Fund
(a)
10,288,345 152,062
Diversified Real Asset Fund
(a)
2,261,813 27,187
International Small Company Fund
(a)
2,744,320 32,575
LargeCap Growth Fund I
(a)
5,035,245 101,208
MidCap Fund
(a),(b)
1,370,401 47,320
MidCap Value Fund I
(a)
3,156,755 47,446
Origin Emerging Markets Fund
(a)
3,095,523 43,864
SmallCap Growth Fund I
(a)
1,440,713 27,071
SmallCap Value Fund II
(a)
2,188,304 25,231
$ 1,072,460
Principal Funds, Inc. Institutional Class - 35 .91%
Equity Income Fund
(a)
2,788,694 97,716
High Income Fund
(a)
7,743,784 72,559
Inflation Protection Fund
(a)
5,353,756 50,807
LargeCap S&P 500 Index Fund
(a)
4,715,502 100,629
LargeCap Value Fund III
(a)
5,715,992 97,515
Overseas Fund
(a)
9,809,530 98,488
Short-Term Income Fund
(a)
6,661,758 83,072
$ 600,786
TOTAL INVESTMENT COMPANIES $ 1,673,246
Total Investments $ 1,673,246
Other Assets and Liabilities -  (0.01)% (104)
TOTAL NET ASSETS - 100.00% $ 1,673,142
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .40%
Domestic Equity Funds 38 .53%
International Equity Funds 10 .46%
Specialty Funds 1 .62%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 81,472 $ 15,724 $ 1,970 $ 100,437
Bond Market Index Fund 51,252 — 51,488 —
Core Fixed Income Fund 403,125 76,739 13,245 468,059
Diversified International Fund 148,136 4,478 24,886 152,062
Diversified Real Asset Fund 24,746 873 1,068 27,187
Equity Income Fund 59,906 34,288 4,064 97,716
High Income Fund 65,117 6,857 2,051 72,559
Inflation Protection Fund 47,568 3,650 1,431 50,807
International Small Company Fund 36,626 1,060 10,867 32,575
LargeCap Growth Fund I 80,554 19,599 1,968 101,208
LargeCap S&P 500 Index Fund 141,075 11,309 62,648 100,629
LargeCap Value Fund III 56,991 35,534 1,968 97,515
MidCap Fund 66,167 1,854 29,191 47,320
MidCap Value Fund I 41,080 2,561 3,169 47,446
Origin Emerging Markets Fund — 42,433 1,530 43,864
Overseas Fund 92,635 3,646 20,153 98,488
Short-Term Income Fund 88,307 2,462 7,273 83,072
SmallCap Growth Fund I 29,177 2,027 10,739 27,071
SmallCap Value Fund II 16,855 4,736 1,003 25,231
$ 1,530,789 $ 269,830 $ 250,712 $ 1,673,246
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 495 $ 214 $ 2,528 $ 4,997
Bond Market Index Fund — 4,530 — (4,294)
Core Fixed Income Fund 2,485 (49) — 1,489
Diversified International Fund 1,831 2,534 — 21,800
Diversified Real Asset Fund 155 (63) — 2,699
Equity Income Fund 352 132 — 7,454
High Income Fund 990 (66) — 2,702
Inflation Protection Fund 235 (2) — 1,022
International Small Company Fund 431 513 — 5,243
LargeCap Growth Fund I 1,689 209 5,068 2,814
LargeCap S&P 500 Index Fund 3,276 29,669 6,018 (18,776)
LargeCap Value Fund III 1,256 103 — 6,855
MidCap Fund — 9,934 789 (1,444)
MidCap Value Fund I 677 35 — 6,939
Origin Emerging Markets Fund 305 148 — 2,813
Overseas Fund 1,878 (493) — 22,853
Short-Term Income Fund 747 (33) 136 (391)
SmallCap Growth Fund I 359 3,785 1,266 2,821
SmallCap Value Fund II 161 48 — 4,595
$ 17,322 $ 51,148 $ 15,805 $ 72,191
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .76%
Blue Chip Fund
(a)
11,941,371 $ 403,380
Core Fixed Income Fund
(a)
145,990,897 1,493,487
Diversified International Fund
(a)
41,494,699 613,292
Diversified Real Asset Fund
(a)
7,463,656 89,713
International Small Company Fund
(a)
11,084,704 131,575
LargeCap Growth Fund I
(a)
20,392,113 409,881
MidCap Fund
(a),(b)
5,473,967 189,016
MidCap Value Fund I
(a)
12,715,617 191,116
Origin Emerging Markets Fund
(a)
12,848,677 182,066
SmallCap Growth Fund I
(a)
5,789,639 108,787
SmallCap Value Fund II
(a)
8,801,900 101,486
$ 3,913,799
Principal Funds, Inc. Institutional Class - 33 .25%
Equity Income Fund
(a)
11,228,016 393,430
High Income Fund
(a)
25,042,407 234,647
Inflation Protection Fund
(a)
13,629,683 129,346
LargeCap S&P 500 Index Fund
(a)
18,931,272 403,993
LargeCap Value Fund III
(a)
23,009,957 392,550
Overseas Fund
(a)
39,332,562 394,899
$ 1,948,865
TOTAL INVESTMENT COMPANIES $ 5,862,664
Total Investments $ 5,862,664
Other Assets and Liabilities -  (0.01)% (446)
TOTAL NET ASSETS - 100.00% $ 5,862,218
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 44 .24%
Fixed Income Funds 42 .15%
International Equity Funds 12 .09%
Specialty Funds 1 .53%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 216,988 $ 182,643 $ 7,466 $ 403,380
Bond Market Index Fund 167,358 — 168,134 —
Core Fixed Income Fund 1,293,226 241,982 46,571 1,493,487
Diversified International Fund 607,408 11,702 105,903 613,292
Diversified Real Asset Fund 83,324 1,508 4,015 89,713
Equity Income Fund 145,443 237,549 7,466 393,430
High Income Fund 221,356 11,548 7,306 234,647
Inflation Protection Fund 128,370 2,241 4,014 129,346
International Small Company Fund 157,476 2,803 53,433 131,575
LargeCap Growth Fund I 458,082 34,881 108,525 409,881
LargeCap S&P 500 Index Fund 575,206 36,983 254,878 403,993
LargeCap Value Fund III 313,493 68,287 31,218 392,550
MidCap Fund 263,246 4,844 111,131 189,016
MidCap Value Fund I 164,728 10,974 12,378 191,116
Origin Emerging Markets Fund — 178,006 8,383 182,066
Overseas Fund 378,578 10,442 85,981 394,899
SmallCap Growth Fund I 114,993 7,105 39,258 108,787
SmallCap Value Fund II 66,343 20,107 3,097 101,486
$ 5,355,618 $ 1,063,605 $ 1,059,157 $ 5,862,664
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,461 $ (41) $ 7,470 $ 11,256
Bond Market Index Fund — 15,419 — (14,643)
Core Fixed Income Fund 7,951 (28) — 4,878
Diversified International Fund 7,481 (6,322) — 106,407
Diversified Real Asset Fund 517 (280) — 9,176
Equity Income Fund 1,500 139 — 17,765
High Income Fund 3,309 (259) — 9,308
Inflation Protection Fund 629 28 — 2,721
International Small Company Fund 1,761 4,751 — 19,978
LargeCap Growth Fund I 8,089 46,346 24,271 (20,903)
LargeCap S&P 500 Index Fund 11,898 117,378 21,861 (70,696)
LargeCap Value Fund III 5,301 (33) — 42,021
MidCap Fund — 37,558 3,147 (5,501)
MidCap Value Fund I 2,714 1,301 — 26,491
Origin Emerging Markets Fund 1,283 752 — 11,691
Overseas Fund 7,628 5,055 — 86,805
SmallCap Growth Fund I 1,431 15,958 5,040 9,989
SmallCap Value Fund II 640 358 — 17,775
$ 63,593 $ 238,080 $ 61,789 $ 264,518
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .40%
Blue Chip Fund
(a)
3,196,413 $ 107,975
Core Fixed Income Fund
(a)
30,213,526 309,084
Diversified International Fund
(a)
11,560,385 170,863
International Small Company Fund
(a)
3,106,048 36,869
LargeCap Growth Fund I
(a)
5,462,856 109,803
MidCap Value Fund I
(a)
3,407,334 51,212
Origin Emerging Markets Fund
(a)
3,641,800 51,604
Real Estate Securities Fund
(a)
1,140,398 29,605
SmallCap Growth Fund I
(a)
1,545,808 29,046
SmallCap Value Fund II
(a)
2,358,335 27,192
$ 923,253
Principal Funds, Inc. Institutional Class - 36 .61%
Equity Income Fund
(a)
3,006,951 105,363
High Income Fund
(a)
5,596,283 52,437
LargeCap S&P 500 Index Fund
(a)
5,053,854 107,849
LargeCap Value Fund III
(a)
6,163,576 105,151
MidCap Growth Fund III
(a)
3,493,939 52,619
Overseas Fund
(a)
10,926,090 109,698
$ 533,117
TOTAL INVESTMENT COMPANIES $ 1,456,370
Total Investments $ 1,456,370
Other Assets and Liabilities -  (0.01)% (90)
TOTAL NET ASSETS - 100.00% $ 1,456,280
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 49 .86%
Fixed Income Funds 36 .55%
International Equity Funds 13 .60%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 47,327 $ 59,520 $ 1,015 $ 107,975
Core Fixed Income Fund 277,995 34,829 4,786 309,084
Diversified International Fund 146,023 7,357 6,704 170,863
Equity Income Fund 32,064 70,286 1,016 105,363
High Income Fund 47,765 3,526 811 52,437
International Small Company Fund 40,812 1,375 11,768 36,869
LargeCap Growth Fund I 126,474 11,094 35,013 109,803
LargeCap S&P 500 Index Fund 152,688 11,702 68,783 107,849
LargeCap Value Fund III 91,527 14,179 13,249 105,151
MidCap Fund 11,714 320 13,890 —
MidCap Growth Fund III 58,966 11,183 24,495 52,619
MidCap Value Fund I 47,483 2,226 6,638 51,212
Origin Emerging Markets Fund 33,466 13,494 1,858 51,604
Overseas Fund 91,768 4,356 8,351 109,698
Real Estate Securities Fund 26,292 1,121 493 29,605
SmallCap Growth Fund I 28,954 2,433 8,876 29,046
SmallCap Value Fund II 17,776 4,794 346 27,192
$ 1,279,094 $ 253,795 $ 208,092 $ 1,456,370
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 338 $ (7) $ 1,729 $ 2,150
Core Fixed Income Fund 1,578 (9) — 1,055
Diversified International Fund 2,050 104 — 24,083
Equity Income Fund 416 14 — 4,015
High Income Fund 729 (97) — 2,054
International Small Company Fund 486 30 — 6,420
LargeCap Growth Fund I 2,201 13,415 6,603 (6,167)
LargeCap S&P 500 Index Fund 3,113 22,027 5,720 (9,785)
LargeCap Value Fund III 1,490 104 — 12,590
MidCap Fund — 1,415 124 441
MidCap Growth Fund III 478 4,726 2,864 2,239
MidCap Value Fund I 740 360 — 7,781
Origin Emerging Markets Fund 358 154 — 6,348
Overseas Fund 2,084 (240) — 22,165
Real Estate Securities Fund 267 (39) 101 2,724
SmallCap Growth Fund I 369 2,671 1,301 3,864
SmallCap Value Fund II 177 (6) — 4,974
$ 16,874 $ 44,622 $ 18,442 $ 86,951
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .23%
Blue Chip Fund
(a)
10,072,741 $ 340,257
Core Fixed Income Fund
(a)
63,976,788 654,483
Diversified International Fund
(a)
36,670,274 541,987
International Small Company Fund
(a)
10,139,282 120,353
LargeCap Growth Fund I
(a)
17,207,923 345,879
MidCap Value Fund I
(a)
10,734,346 161,337
Origin Emerging Markets Fund
(a)
11,466,648 162,483
Real Estate Securities Fund
(a)
3,391,252 88,037
SmallCap Growth Fund I
(a)
4,872,276 91,550
SmallCap Value Fund II
(a)
7,434,948 85,725
$ 2,592,091
Principal Funds, Inc. Institutional Class - 38 .78%
Equity Income Fund
(a)
9,479,216 332,152
High Income Fund
(a)
13,078,763 122,548
LargeCap S&P 500 Index Fund
(a)
15,932,629 340,002
LargeCap Value Fund III
(a)
19,431,782 331,506
MidCap Growth Fund III
(a)
11,042,217 166,296
Overseas Fund
(a)
34,786,362 349,255
$ 1,641,759
TOTAL INVESTMENT COMPANIES $ 4,233,850
Total Investments $ 4,233,850
Other Assets and Liabilities -  (0.01)% (361)
TOTAL NET ASSETS - 100.00% $ 4,233,489
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 53 .93%
Fixed Income Funds 31 .15%
International Equity Funds 14 .93%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 142,857 $ 198,981 $ 7,758 $ 340,257
Core Fixed Income Fund 618,138 58,467 24,586 654,483
Diversified International Fund 472,187 17,075 25,193 541,987
Equity Income Fund 104,087 222,799 7,757 332,152
High Income Fund 115,982 6,429 4,597 122,548
International Small Company Fund 127,041 2,399 29,205 120,353
LargeCap Growth Fund I 401,781 29,648 108,556 345,879
LargeCap S&P 500 Index Fund 490,340 30,767 220,406 340,002
LargeCap Value Fund III 297,184 40,385 47,277 331,506
MidCap Growth Fund III 229,722 13,046 105,126 166,296
MidCap Value Fund I 159,278 4,545 29,700 161,337
Origin Emerging Markets Fund 118,543 29,290 6,878 162,483
Overseas Fund 297,553 8,805 28,039 349,255
Real Estate Securities Fund 81,322 1,761 3,331 88,037
SmallCap Growth Fund I 94,067 5,816 29,371 91,550
SmallCap Value Fund II 58,874 13,302 2,803 85,725
$ 3,808,956 $ 683,515 $ 680,583 $ 4,233,850
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,026 $ 265 $ 5,248 $ 5,912
Core Fixed Income Fund 3,437 75 — 2,389
Diversified International Fund 6,542 (1,225) — 79,143
Equity Income Fund 1,325 187 — 12,836
High Income Fund 1,733 (612) — 5,346
International Small Company Fund 1,595 954 — 19,164
LargeCap Growth Fund I 6,881 48,903 20,645 (25,897)
LargeCap S&P 500 Index Fund 9,926 96,004 18,244 (56,703)
LargeCap Value Fund III 4,765 2,063 — 39,151
MidCap Growth Fund III 1,690 31,304 10,116 (2,650)
MidCap Value Fund I 2,375 1,512 — 25,702
Origin Emerging Markets Fund 1,134 446 — 21,082
Overseas Fund 6,679 (797) — 71,733
Real Estate Securities Fund 810 (338) 306 8,623
SmallCap Growth Fund I 1,175 10,789 4,137 10,249
SmallCap Value Fund II 570 310 — 16,042
$ 51,663 $ 189,840 $ 58,696 $ 232,122
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .39%
Blue Chip Fund
(a)
2,797,167 $ 94,488
Core Fixed Income Fund
(a)
11,493,739 117,581
Diversified International Fund
(a)
10,123,563 149,626
International Small Company Fund
(a)
2,726,111 32,359
LargeCap Growth Fund I
(a)
4,769,703 95,871
MidCap Value Fund I
(a)
2,988,128 44,912
Origin Emerging Markets Fund
(a)
3,221,374 45,647
Real Estate Securities Fund
(a)
882,041 22,898
SmallCap Growth Fund I
(a)
1,353,816 25,438
SmallCap Value Fund II
(a)
2,064,344 23,802
$ 652,622
Principal Funds, Inc. Institutional Class - 40 .62%
Equity Income Fund
(a)
2,632,188 92,232
High Income Fund
(a)
2,715,510 25,444
LargeCap S&P 500 Index Fund
(a)
4,422,425 94,375
LargeCap Value Fund III
(a)
5,396,714 92,068
MidCap Growth Fund III
(a)
3,071,213 46,252
Overseas Fund
(a)
9,568,472 96,067
$ 446,438
TOTAL INVESTMENT COMPANIES $ 1,099,060
Total Investments $ 1,099,060
Other Assets and Liabilities -  (0.01)% (76)
TOTAL NET ASSETS - 100.00% $ 1,098,984
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 57 .55%
Fixed Income Funds 26 .63%
International Equity Funds 15 .83%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 39,328 $ 54,666 $ 1,224 $ 94,488
Core Fixed Income Fund 110,129 10,056 3,031 117,581
Diversified International Fund 127,122 5,672 4,108 149,626
Equity Income Fund 27,754 62,267 1,222 92,232
High Income Fund 23,384 1,759 655 25,444
International Small Company Fund 32,956 1,085 6,901 32,359
LargeCap Growth Fund I 103,393 9,061 22,265 95,871
LargeCap S&P 500 Index Fund 133,029 9,931 59,163 94,375
LargeCap Value Fund III 81,058 11,745 11,990 92,068
MidCap Growth Fund III 62,485 4,300 28,332 46,252
MidCap Value Fund I 44,027 1,748 8,434 44,912
Origin Emerging Markets Fund 32,028 8,867 1,112 45,647
Overseas Fund 79,368 3,622 5,768 96,067
Real Estate Securities Fund 20,543 808 555 22,898
SmallCap Growth Fund I 25,958 1,917 8,273 25,438
SmallCap Value Fund II 15,766 4,303 633 23,802
$ 958,328 $ 191,807 $ 163,666 $ 1,099,060
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 280 $ (4) $ 1,432 $ 1,722
Core Fixed Income Fund 618 (3) — 430
Diversified International Fund 1,762 49 — 20,891
Equity Income Fund 361 12 — 3,421
High Income Fund 354 (88) — 1,044
International Small Company Fund 418 146 — 5,073
LargeCap Growth Fund I 1,809 6,602 5,428 (920)
LargeCap S&P 500 Index Fund 2,723 16,317 5,004 (5,739)
LargeCap Value Fund III 1,313 18 — 11,237
MidCap Growth Fund III 460 7,152 2,751 647
MidCap Value Fund I 658 7 — 7,564
Origin Emerging Markets Fund 311 48 — 5,816
Overseas Fund 1,792 (231) — 19,076
Real Estate Securities Fund 206 (53) 78 2,155
SmallCap Growth Fund I 324 2,435 1,142 3,401
SmallCap Value Fund II 153 (106) — 4,472
$ 13,542 $ 32,301 $ 15,835 $ 80,290
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .32%
Blue Chip Fund
(a)
6,863,484 $ 231,848
Core Fixed Income Fund
(a)
20,368,998 208,375
Diversified International Fund
(a)
24,965,656 368,992
International Small Company Fund
(a)
6,831,169 81,086
LargeCap Growth Fund I
(a)
11,727,785 235,728
MidCap Value Fund I
(a)
7,337,103 110,277
Origin Emerging Markets Fund
(a)
7,557,583 107,091
Real Estate Securities Fund
(a)
2,058,357 53,435
SmallCap Growth Fund I
(a)
3,328,037 62,534
SmallCap Value Fund II
(a)
5,073,876 58,502
$ 1,517,868
Principal Funds, Inc. Institutional Class - 41 .69%
Equity Income Fund
(a)
6,469,321 226,685
High Income Fund
(a)
5,153,757 48,291
LargeCap S&P 500 Index Fund
(a)
10,882,810 232,239
LargeCap Value Fund III
(a)
13,261,653 226,244
MidCap Growth Fund III
(a)
7,545,489 113,635
Overseas Fund
(a)
23,680,996 237,757
$ 1,084,851
TOTAL INVESTMENT COMPANIES $ 2,602,719
Total Investments $ 2,602,719
Other Assets and Liabilities -  (0.01)% (219)
TOTAL NET ASSETS - 100.00% $ 2,602,500
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .60%
Fixed Income Funds 24 .05%
International Equity Funds 16 .36%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 98,770 $ 134,524 $ 5,470 $ 231,848
Core Fixed Income Fund 186,575 29,501 8,446 208,375
Diversified International Fund 319,601 13,102 16,462 368,992
Equity Income Fund 69,610 153,782 5,470 226,685
High Income Fund 42,619 5,914 1,956 48,291
International Small Company Fund 82,763 1,892 16,722 81,086
LargeCap Growth Fund I 262,382 20,489 61,738 235,728
LargeCap S&P 500 Index Fund 336,191 21,834 153,150 232,239
LargeCap Value Fund III 202,981 26,528 31,489 226,244
MidCap Growth Fund III 157,428 9,399 72,858 113,635
MidCap Value Fund I 110,051 2,978 21,599 110,277
Origin Emerging Markets Fund 80,854 16,249 4,399 107,091
Overseas Fund 200,931 6,803 17,846 237,757
Real Estate Securities Fund 49,211 1,293 2,081 53,435
SmallCap Growth Fund I 65,366 4,220 21,701 62,534
SmallCap Value Fund II 40,246 9,496 2,396 58,502
$ 2,305,579 $ 458,004 $ 443,783 $ 2,602,719
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 705 $ 54 $ 3,602 $ 3,970
Core Fixed Income Fund 1,045 33 — 712
Diversified International Fund 4,442 (547) — 53,298
Equity Income Fund 912 77 — 8,686
High Income Fund 652 (281) — 1,995
International Small Company Fund 1,072 500 — 12,653
LargeCap Growth Fund I 4,563 24,985 13,691 (10,390)
LargeCap S&P 500 Index Fund 6,746 50,534 12,395 (23,170)
LargeCap Value Fund III 3,278 (129) — 28,353
MidCap Growth Fund III 1,153 19,604 6,903 62
MidCap Value Fund I 1,635 293 — 18,554
Origin Emerging Markets Fund 746 242 — 14,145
Overseas Fund 4,535 (716) — 48,585
Real Estate Securities Fund 491 (218) 185 5,230
SmallCap Growth Fund I 811 7,126 2,855 7,523
SmallCap Value Fund II 387 (296) — 11,452
$ 33,173 $ 101,261 $ 39,631 $ 181,658
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .32%
Blue Chip Fund
(a)
1,644,794 $ 55,561
Core Fixed Income Fund
(a)
3,094,318 31,655
Diversified International Fund
(a)
6,042,337 89,306
International Small Company Fund
(a)
1,651,858 19,607
LargeCap Growth Fund I
(a)
2,816,918 56,620
MidCap Value Fund I
(a)
1,767,398 26,564
Origin Emerging Markets Fund
(a)
1,854,421 26,277
Real Estate Securities Fund
(a)
480,070 12,463
SmallCap Growth Fund I
(a)
798,220 14,998
SmallCap Value Fund II
(a)
1,220,536 14,073
$ 347,124
Principal Funds, Inc. Institutional Class - 42 .69%
Equity Income Fund
(a)
1,554,366 54,465
High Income Fund
(a)
973,223 9,119
LargeCap S&P 500 Index Fund
(a)
2,617,931 55,867
LargeCap Value Fund III
(a)
3,187,333 54,376
MidCap Growth Fund III
(a)
1,815,901 27,348
Overseas Fund
(a)
5,715,083 57,379
$ 258,554
TOTAL INVESTMENT COMPANIES $ 605,678
Total Investments $ 605,678
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 605,630
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .48%
Fixed Income Funds 21 .48%
International Equity Funds 17 .05%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 23,105 $ 32,319 $ 629 $ 55,561
Core Fixed Income Fund 27,897 4,413 760 31,655
Diversified International Fund 73,874 5,222 1,973 89,306
Equity Income Fund 16,521 36,534 628 54,465
High Income Fund 8,324 672 219 9,119
International Small Company Fund 19,000 925 3,343 19,607
LargeCap Growth Fund I 60,251 6,104 13,026 56,620
LargeCap S&P 500 Index Fund 75,346 6,656 32,238 55,867
LargeCap Value Fund III 47,019 7,378 6,553 54,376
MidCap Growth Fund III 36,505 2,986 16,702 27,348
MidCap Value Fund I 25,846 1,493 5,238 26,564
Origin Emerging Markets Fund 19,302 4,061 526 26,277
Overseas Fund 46,469 2,905 3,010 57,379
Real Estate Securities Fund 10,962 638 260 12,463
SmallCap Growth Fund I 14,908 1,289 4,543 14,998
SmallCap Value Fund II 9,534 2,273 411 14,073
$ 514,863 $ 115,868 $ 90,059 $ 605,678
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 165 $ (1) $ 845 $ 767
Core Fixed Income Fund 159 — — 105
Diversified International Fund 1,045 13 — 12,170
Equity Income Fund 212 4 — 2,034
High Income Fund 127 (29) — 371
International Small Company Fund 252 (33) — 3,058
LargeCap Growth Fund I 1,065 2,643 3,194 648
LargeCap S&P 500 Index Fund 1,553 6,042 2,851 61
LargeCap Value Fund III 775 5 — 6,527
MidCap Growth Fund III 269 3,804 1,613 755
MidCap Value Fund I 389 (211) — 4,674
Origin Emerging Markets Fund 178 12 — 3,428
Overseas Fund 1,064 (133) — 11,148
Real Estate Securities Fund 112 (24) 42 1,147
SmallCap Growth Fund I 186 1,043 657 2,301
SmallCap Value Fund II 93 (87) — 2,764
$ 7,644 $ 13,048 $ 9,202 $ 51,958
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .79%
Blue Chip Fund
(a)
1,443,092 $ 48,748
Core Fixed Income Fund
(a)
1,870,900 19,139
Diversified International Fund
(a)
5,316,757 78,582
International Small Company Fund
(a)
1,468,344 17,429
LargeCap Growth Fund I
(a)
2,471,622 49,679
MidCap Value Fund I
(a)
1,556,033 23,387
Origin Emerging Markets Fund
(a)
1,640,485 23,246
Real Estate Securities Fund
(a)
416,349 10,808
SmallCap Growth Fund I
(a)
701,100 13,174
SmallCap Value Fund II
(a)
1,072,049 12,361
$ 296,553
Principal Funds, Inc. Institutional Class - 43 .22%
Equity Income Fund
(a)
1,364,468 47,811
High Income Fund
(a)
646,143 6,054
LargeCap S&P 500 Index Fund
(a)
2,297,095 49,020
LargeCap Value Fund III
(a)
2,797,903 47,732
MidCap Growth Fund III
(a)
1,597,981 24,066
Overseas Fund
(a)
5,079,341 50,997
$ 225,680
TOTAL INVESTMENT COMPANIES $ 522,233
Total Investments $ 522,233
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 522,203
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .58%
Fixed Income Funds 19 .87%
International Equity Funds 17 .56%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 19,868 $ 29,441 $ 1,180 $ 48,748
Core Fixed Income Fund 16,834 3,234 995 19,139
Diversified International Fund 64,603 6,093 2,788 78,582
Equity Income Fund 14,522 32,671 1,180 47,811
High Income Fund 5,812 537 538 6,054
International Small Company Fund 16,574 1,099 2,892 17,429
LargeCap Growth Fund I 52,512 6,097 11,779 49,679
LargeCap S&P 500 Index Fund 66,052 6,710 29,101 49,020
LargeCap Value Fund III 41,388 7,029 6,456 47,732
MidCap Growth Fund III 31,909 3,104 14,918 24,066
MidCap Value Fund I 22,864 1,790 5,218 23,387
Origin Emerging Markets Fund 17,932 2,966 764 23,246
Overseas Fund 40,907 3,378 2,998 50,997
Real Estate Securities Fund 9,516 757 436 10,808
SmallCap Growth Fund I 13,197 1,341 4,319 13,174
SmallCap Value Fund II 8,487 2,116 632 12,361
$ 442,977 $ 108,363 $ 86,194 $ 522,233
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 143 $ (16) $ 732 $ 635
Core Fixed Income Fund 96 1 — 65
Diversified International Fund 923 15 — 10,659
Equity Income Fund 188 1 — 1,797
High Income Fund 88 (39) — 282
International Small Company Fund 225 (102) — 2,750
LargeCap Growth Fund I 930 1,539 2,789 1,310
LargeCap S&P 500 Index Fund 1,358 4,191 2,493 1,168
LargeCap Value Fund III 685 (72) — 5,843
MidCap Growth Fund III 236 2,863 1,410 1,108
MidCap Value Fund I 344 (340) — 4,291
Origin Emerging Markets Fund 158 12 — 3,100
Overseas Fund 949 (166) — 9,876
Real Estate Securities Fund 97 (48) 37 1,019
SmallCap Growth Fund I 164 840 579 2,115
SmallCap Value Fund II 83 (141) — 2,531
$ 6,667 $ 8,538 $ 8,040 $ 48,549
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 56 .67%
Blue Chip Fund
(a)
121,487 $ 4,104
Core Fixed Income Fund
(a)
133,764 1,368
Diversified International Fund
(a)
449,790 6,648
International Small Company Fund
(a)
123,654 1,468
LargeCap Growth Fund I
(a)
207,967 4,180
MidCap Value Fund I
(a)
133,588 2,008
Origin Emerging Markets Fund
(a)
136,351 1,932
Real Estate Securities Fund
(a)
37,082 962
SmallCap Growth Fund I
(a)
58,953 1,108
SmallCap Value Fund II
(a)
90,868 1,048
$ 24,826
Principal Funds, Inc. Institutional Class - 43 .36%
Equity Income Fund
(a)
114,953 4,028
High Income Fund
(a)
47,753 447
LargeCap S&P 500 Index Fund
(a)
193,499 4,129
LargeCap Value Fund III
(a)
235,908 4,025
MidCap Growth Fund III
(a)
136,712 2,059
Overseas Fund
(a)
429,358 4,311
$ 18,999
TOTAL INVESTMENT COMPANIES $ 43,825
Total Investments $ 43,825
Other Assets and Liabilities -  (0.03)% (14)
TOTAL NET ASSETS - 100.00% $ 43,811
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .11%
Fixed Income Funds 19 .32%
International Equity Funds 17 .60%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,330 $ 2,814 $ 61 $ 4,104
Core Fixed Income Fund 917 507 58 1,368
Diversified International Fund 4,551 1,524 184 6,648
Equity Income Fund 1,037 2,932 61 4,028
High Income Fund 262 193 19 447
International Small Company Fund 1,155 331 207 1,468
LargeCap Growth Fund I 3,708 1,143 856 4,180
LargeCap S&P 500 Index Fund 4,591 1,319 2,136 4,129
LargeCap Value Fund III 3,007 1,097 504 4,025
MidCap Growth Fund III 2,225 654 1,094 2,059
MidCap Value Fund I 1,677 554 524 2,008
Origin Emerging Markets Fund 1,267 482 50 1,932
Overseas Fund 2,876 960 204 4,311
Real Estate Securities Fund 683 236 30 962
SmallCap Growth Fund I 914 271 286 1,108
SmallCap Value Fund II 642 266 52 1,048
$ 30,842 $ 15,283 $ 6,326 $ 43,825
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 10 $ (1) $ 53 $ 22
Core Fixed Income Fund 6 — — 2
Diversified International Fund 73 1 — 756
Equity Income Fund 14 — — 120
High Income Fund 5 (1) — 12
International Small Company Fund 18 2 — 187
LargeCap Growth Fund I 71 13 213 172
LargeCap S&P 500 Index Fund 105 169 193 186
LargeCap Value Fund III 55 3 — 422
MidCap Growth Fund III 18 118 106 156
MidCap Value Fund I 28 14 — 287
Origin Emerging Markets Fund 12 — — 233
Overseas Fund 74 (1) — 680
Real Estate Securities Fund 8 — 3 73
SmallCap Growth Fund I 12 22 43 187
SmallCap Value Fund II 7 (1) — 193
$ 516 $ 338 $ 611 $ 3,688
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20 .74%
Diversified International Fund
(a)
832,462 $ 12,304
Diversified Real Asset Fund
(a)
160,478 1,929
International Small Company Fund
(a)
127,733 1,516
MidCap S&P 400 Index Fund
(a)
208,524 4,514
Origin Emerging Markets Fund
(a)
97,641 1,384
SmallCap S&P 600 Index Fund
(a)
86,102 2,465
$ 24,112
Principal Funds, Inc. Institutional Class - 79 .27%
Bond Market Index Fund
(a)
3,911,007 39,540
High Income Fund
(a)
715,650 6,706
Inflation Protection Fund
(a)
507,903 4,820
LargeCap S&P 500 Index Fund
(a)
1,093,811 23,342
Short-Term Income Fund
(a)
1,424,207 17,760
$ 92,168
TOTAL INVESTMENT COMPANIES $ 116,280
Total Investments $ 116,280
Other Assets and Liabilities -  (0.01)% (15)
TOTAL NET ASSETS - 100.00% $ 116,265
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .77%
Domestic Equity Funds 26 .08%
International Equity Funds 2 .50%
Specialty Funds 1 .66%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 37,097 $ 9,991 $ 1,384 $ 39,540
Diversified International Fund 11,350 776 1,722 12,304
Diversified Real Asset Fund 1,948 167 401 1,929
High Income Fund 6,021 673 234 6,706
Inflation Protection Fund 4,442 451 169 4,820
International Small Company Fund 1,794 114 686 1,516
LargeCap S&P 500 Index Fund 22,529 2,745 3,359 23,342
MidCap S&P 400 Index Fund 2,481 2,277 542 4,514
Origin Emerging Markets Fund — 1,343 27 1,384
Short-Term Income Fund 16,405 1,994 558 17,760
SmallCap S&P 600 Index Fund 1,923 262 369 2,465
$ 105,990 $ 20,793 $ 9,451 $ 116,280
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,018 $ (155) $ 3,257 $ (6,009)
Diversified International Fund 150 152 — 1,748
Diversified Real Asset Fund 13 30 — 185
High Income Fund 92 (7) — 253
Inflation Protection Fund 22 — — 96
International Small Company Fund 21 92 — 202
LargeCap S&P 500 Index Fund 618 367 1,134 1,060
MidCap S&P 400 Index Fund 78 (4) 254 302
Origin Emerging Markets Fund 9 — — 68
Short-Term Income Fund 142 (2) 26 (79)
SmallCap S&P 600 Index Fund 42 22 15 627
$ 4,205 $ 495 $ 4,686 $ (1,547)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .28%
Diversified International Fund
(a)
3,446,777 $ 50,943
Diversified Real Asset Fund
(a)
550,375 6,616
International Small Company Fund
(a)
526,770 6,253
MidCap S&P 400 Index Fund
(a)
859,224 18,602
Origin Emerging Markets Fund
(a)
429,932 6,092
SmallCap S&P 600 Index Fund
(a)
354,196 10,141
$ 98,647
Principal Funds, Inc. Institutional Class - 74 .73%
Bond Market Index Fund
(a)
11,990,688 121,226
High Income Fund
(a)
2,040,527 19,120
Inflation Protection Fund
(a)
1,634,188 15,508
LargeCap S&P 500 Index Fund
(a)
4,501,521 96,062
Short-Term Income Fund
(a)
3,185,562 39,724
$ 291,640
TOTAL INVESTMENT COMPANIES $ 390,287
Total Investments $ 390,287
Other Assets and Liabilities -  (0.01)% (24)
TOTAL NET ASSETS - 100.00% $ 390,263
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .16%
Domestic Equity Funds 31 .99%
International Equity Funds 3 .16%
Specialty Funds 1 .70%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 113,357 $ 30,681 $ 4,170 $ 121,226
Diversified International Fund 47,011 3,185 7,138 50,943
Diversified Real Asset Fund 6,165 547 768 6,616
High Income Fund 17,280 1,793 662 19,120
Inflation Protection Fund 14,243 1,479 527 15,508
International Small Company Fund 7,336 442 2,729 6,253
LargeCap S&P 500 Index Fund 92,225 11,240 13,317 96,062
MidCap S&P 400 Index Fund 9,450 9,875 1,814 18,602
Origin Emerging Markets Fund — 5,915 129 6,092
Short-Term Income Fund 36,530 4,627 1,255 39,724
SmallCap S&P 600 Index Fund 7,640 1,246 1,340 10,141
$ 351,237 $ 71,030 $ 33,849 $ 390,287
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 9,133 $ (496) $ 9,857 $ (18,146)
Diversified International Fund 615 697 — 7,188
Diversified Real Asset Fund 39 34 — 638
High Income Fund 265 (18) — 727
Inflation Protection Fund 72 2 — 311
International Small Company Fund 84 271 — 933
LargeCap S&P 500 Index Fund 2,494 1,763 4,582 4,151
MidCap S&P 400 Index Fund 311 (30) 1,018 1,121
Origin Emerging Markets Fund 41 1 — 305
Short-Term Income Fund 316 (5) 57 (173)
SmallCap S&P 600 Index Fund 169 80 61 2,515
$ 13,539 $ 2,299 $ 15,575 $ (430)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .01%
Diversified International Fund
(a)
3,852,340 $ 56,938
Diversified Real Asset Fund
(a)
543,364 6,531
International Small Company Fund
(a)
583,338 6,924
MidCap S&P 400 Index Fund
(a)
974,163 21,091
Origin Emerging Markets Fund
(a)
480,664 6,811
SmallCap S&P 600 Index Fund
(a)
400,322 11,461
$ 109,756
Principal Funds, Inc. Institutional Class - 70 .00%
Bond Market Index Fund
(a)
10,019,986 101,302
High Income Fund
(a)
1,638,888 15,356
Inflation Protection Fund
(a)
1,118,714 10,617
LargeCap S&P 500 Index Fund
(a)
5,081,813 108,446
Short-Term Income Fund
(a)
1,628,087 20,302
$ 256,023
TOTAL INVESTMENT COMPANIES $ 365,779
Total Investments $ 365,779
Other Assets and Liabilities -  (0.01)% (21)
TOTAL NET ASSETS - 100.00% $ 365,758
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55 .92%
Domestic Equity Funds 38 .55%
International Equity Funds 3 .75%
Specialty Funds 1 .79%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,766 $ 28,371 $ 4,226 $ 101,302
Diversified International Fund 51,000 5,185 7,810 56,938
Diversified Real Asset Fund 6,089 769 998 6,531
High Income Fund 13,570 1,880 655 15,356
Inflation Protection Fund 9,600 1,259 456 10,617
International Small Company Fund 7,734 717 2,801 6,924
LargeCap S&P 500 Index Fund 98,361 15,038 10,947 108,446
MidCap S&P 400 Index Fund 11,879 9,562 1,847 21,091
Origin Emerging Markets Fund — 6,684 195 6,811
Short-Term Income Fund 17,986 3,155 749 20,302
SmallCap S&P 600 Index Fund 8,306 1,664 1,334 11,461
$ 317,291 $ 74,284 $ 32,018 $ 365,779
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,649 $ (660) $ 8,247 $ (14,949)
Diversified International Fund 679 448 — 8,115
Diversified Real Asset Fund 40 31 — 640
High Income Fund 211 (19) — 580
Inflation Protection Fund 49 2 — 212
International Small Company Fund 92 33 — 1,241
LargeCap S&P 500 Index Fund 2,752 441 5,054 5,553
MidCap S&P 400 Index Fund 346 (66) 1,131 1,563
Origin Emerging Markets Fund 44 2 — 320
Short-Term Income Fund 158 (4) 29 (86)
SmallCap S&P 600 Index Fund 187 41 67 2,784
$ 12,207 $ 249 $ 14,528 $ 5,973
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 99 .90 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34 .33%
Diversified International Fund
(a)
4,803,022 $ 70,989
Diversified Real Asset Fund
(a)
572,456 6,881
International Small Company Fund
(a)
726,624 8,625
MidCap S&P 400 Index Fund
(a)
1,190,773 25,780
Origin Emerging Markets Fund
(a)
588,605 8,340
SmallCap S&P 600 Index Fund
(a)
491,243 14,064
$ 134,679
Principal Funds, Inc. Institutional Class - 65 .57%
Bond Market Index Fund
(a)
9,930,220 100,395
High Income Fund
(a)
1,613,540 15,119
Inflation Protection Fund
(a)
893,284 8,477
LargeCap S&P 500 Index Fund
(a)
6,242,370 133,212
$ 257,203
TOTAL INVESTMENT COMPANIES $ 391,882
Total Investments $ 391,882
Other Assets and Liabilities -  0.10% 376
TOTAL NET ASSETS - 100.00% $ 392,258
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .71%
Domestic Equity Funds 44 .11%
International Equity Funds 4 .33%
Specialty Funds 1 .75%
Other Assets and Liabilities
0 .10%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,018 $ 27,590 $ 3,854 $ 100,395
Diversified International Fund 63,109 6,001 8,661 70,989
Diversified Real Asset Fund 6,232 758 789 6,881
High Income Fund 13,263 1,918 605 15,119
Inflation Protection Fund 7,600 1,042 333 8,477
International Small Company Fund 9,889 842 3,729 8,625
LargeCap S&P 500 Index Fund 121,031 17,902 13,186 133,212
MidCap S&P 400 Index Fund 13,335 12,963 2,102 25,780
Origin Emerging Markets Fund — 8,157 210 8,340
SmallCap S&P 600 Index Fund 10,365 1,683 1,495 14,064
$ 336,842 $ 78,856 $ 34,964 $ 391,882
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,525 $ (512) $ 8,107 $ (14,847)
Diversified International Fund 849 283 — 10,257
Diversified Real Asset Fund 41 18 — 662
High Income Fund 207 (17) — 560
Inflation Protection Fund 39 — — 168
International Small Company Fund 116 18 — 1,605
LargeCap S&P 500 Index Fund 3,337 1,036 6,125 6,429
MidCap S&P 400 Index Fund 419 (53) 1,370 1,637
Origin Emerging Markets Fund 54 2 — 391
SmallCap S&P 600 Index Fund 227 40 82 3,471
$ 12,814 $ 815 $ 15,684 $ 10,333
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .25%
Diversified International Fund
(a)
3,973,122 $ 58,723
International Small Company Fund
(a)
603,827 7,167
MidCap S&P 400 Index Fund
(a)
961,424 20,815
Origin Emerging Markets Fund
(a)
495,218 7,017
Real Estate Securities Fund
(a)
227,915 5,917
SmallCap S&P 600 Index Fund
(a)
394,802 11,303
$ 110,942
Principal Funds, Inc. Institutional Class - 61 .76%
Bond Market Index Fund
(a)
6,097,956 61,650
High Income Fund
(a)
1,117,159 10,468
LargeCap S&P 500 Index Fund
(a)
5,013,892 106,997
$ 179,115
TOTAL INVESTMENT COMPANIES $ 290,057
Total Investments $ 290,057
Other Assets and Liabilities -  (0.01)% (20)
TOTAL NET ASSETS - 100.00% $ 290,037
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .00%
Fixed Income Funds 45 .12%
International Equity Funds 4 .89%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 53,073 $ 18,957 $ 1,441 $ 61,650
Diversified International Fund 48,302 5,307 2,907 58,723
High Income Fund 8,384 1,989 244 10,468
International Small Company Fund 7,697 736 2,532 7,167
LargeCap S&P 500 Index Fund 94,814 15,147 8,691 106,997
MidCap S&P 400 Index Fund 12,082 8,774 1,622 20,815
Origin Emerging Markets Fund 3,556 2,876 146 7,017
Real Estate Securities Fund 5,181 657 460 5,917
SmallCap S&P 600 Index Fund 8,172 1,524 1,180 11,303
$ 241,261 $ 55,967 $ 19,223 $ 290,057
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 4,377 $ (242) $ 4,719 $ (8,697)
Diversified International Fund 688 26 — 7,995
High Income Fund 136 (16) — 355
International Small Company Fund 94 (10) — 1,276
LargeCap S&P 500 Index Fund 2,671 360 4,903 5,367
MidCap S&P 400 Index Fund 336 (40) 1,100 1,621
Origin Emerging Markets Fund 47 2 — 729
Real Estate Securities Fund 55 (16) 20 555
SmallCap S&P 600 Index Fund 181 34 66 2,753
$ 8,585 $ 98 $ 10,808 $ 11,954
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .50%
Diversified International Fund
(a)
4,152,230 $ 61,370
International Small Company Fund
(a)
650,784 7,725
MidCap S&P 400 Index Fund
(a)
999,636 21,642
Origin Emerging Markets Fund
(a)
506,209 7,173
Real Estate Securities Fund
(a)
214,795 5,576
SmallCap S&P 600 Index Fund
(a)
410,890 11,764
$ 115,250
Principal Funds, Inc. Institutional Class - 58 .51%
Bond Market Index Fund
(a)
4,259,747 43,066
High Income Fund
(a)
860,297 8,061
LargeCap S&P 500 Index Fund
(a)
5,218,171 111,356
$ 162,483
TOTAL INVESTMENT COMPANIES $ 277,733
Total Investments $ 277,733
Other Assets and Liabilities -  (0.01)% (23)
TOTAL NET ASSETS - 100.00% $ 277,710
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .14%
Fixed Income Funds 40 .51%
International Equity Funds 5 .36%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 38,084 $ 12,485 $ 1,250 $ 43,066
Diversified International Fund 50,956 4,482 2,461 61,370
High Income Fund 6,838 1,179 233 8,061
International Small Company Fund 7,822 606 1,976 7,725
LargeCap S&P 500 Index Fund 102,399 14,031 11,530 111,356
MidCap S&P 400 Index Fund 10,673 11,218 1,472 21,642
Origin Emerging Markets Fund 4,300 2,221 164 7,173
Real Estate Securities Fund 4,912 506 354 5,576
SmallCap S&P 600 Index Fund 8,498 1,566 1,184 11,764
$ 234,482 $ 48,294 $ 20,624 $ 277,733
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,064 $ (172) $ 3,303 $ (6,081)
Diversified International Fund 712 18 — 8,375
High Income Fund 107 (15) — 292
International Small Company Fund 99 (48) — 1,321
LargeCap S&P 500 Index Fund 2,769 1,038 5,084 5,418
MidCap S&P 400 Index Fund 345 (42) 1,129 1,265
Origin Emerging Markets Fund 48 2 — 814
Real Estate Securities Fund 50 (11) 19 523
SmallCap S&P 600 Index Fund 188 31 68 2,853
$ 7,382 $ 801 $ 9,603 $ 14,780
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .09%
Diversified International Fund
(a)
2,931,638 $ 43,330
International Small Company Fund
(a)
447,575 5,313
MidCap S&P 400 Index Fund
(a)
708,936 15,349
Origin Emerging Markets Fund
(a)
363,323 5,148
Real Estate Securities Fund
(a)
141,659 3,677
SmallCap S&P 600 Index Fund
(a)
291,029 8,332
$ 81,149
Principal Funds, Inc. Institutional Class - 55 .92%
Bond Market Index Fund
(a)
1,953,476 19,749
High Income Fund
(a)
460,727 4,317
LargeCap S&P 500 Index Fund
(a)
3,695,207 78,856
$ 102,922
TOTAL INVESTMENT COMPANIES $ 184,071
Total Investments $ 184,071
Other Assets and Liabilities -  (0.01)% (13)
TOTAL NET ASSETS - 100.00% $ 184,058
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 57 .71%
Fixed Income Funds 36 .62%
International Equity Funds 5 .68%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 17,634 $ 5,630 $ 509 $ 19,749
Diversified International Fund 34,849 3,995 1,271 43,330
High Income Fund 3,437 850 109 4,317
International Small Company Fund 5,092 541 1,154 5,313
LargeCap S&P 500 Index Fund 68,510 11,984 5,704 78,856
MidCap S&P 400 Index Fund 8,556 6,625 924 15,349
Origin Emerging Markets Fund 3,101 1,558 95 5,148
Real Estate Securities Fund 3,204 426 287 3,677
SmallCap S&P 600 Index Fund 5,917 1,110 713 8,332
$ 150,300 $ 32,719 $ 10,766 $ 184,071
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,471 $ (82) $ 1,588 $ (2,924)
Diversified International Fund 499 7 — 5,750
High Income Fund 56 (7) — 146
International Small Company Fund 68 (32) — 866
LargeCap S&P 500 Index Fund 1,939 216 3,564 3,850
MidCap S&P 400 Index Fund 244 (29) 802 1,121
Origin Emerging Markets Fund 34 1 — 583
Real Estate Securities Fund 34 (10) 13 344
SmallCap S&P 600 Index Fund 132 13 48 2,005
$ 4,477 $ 77 $ 6,015 $ 11,741
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .63%
Diversified International Fund
(a)
2,389,509 $ 35,317
International Small Company Fund
(a)
372,903 4,426
MidCap S&P 400 Index Fund
(a)
575,820 12,467
Origin Emerging Markets Fund
(a)
293,682 4,161
Real Estate Securities Fund
(a)
109,592 2,845
SmallCap S&P 600 Index Fund
(a)
237,478 6,799
$ 66,015
Principal Funds, Inc. Institutional Class - 54 .38%
Bond Market Index Fund
(a)
1,160,707 11,735
High Income Fund
(a)
270,754 2,537
LargeCap S&P 500 Index Fund
(a)
3,017,405 64,391
$ 78,663
TOTAL INVESTMENT COMPANIES $ 144,678
Total Investments $ 144,678
Other Assets and Liabilities -  (0.01)% (15)
TOTAL NET ASSETS - 100.00% $ 144,663
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .80%
Fixed Income Funds 34 .28%
International Equity Funds 5 .93%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 9,942 $ 3,761 $ 281 $ 11,735
Diversified International Fund 29,216 2,559 1,304 35,317
High Income Fund 2,148 366 65 2,537
International Small Company Fund 4,307 355 942 4,426
LargeCap S&P 500 Index Fund 57,857 8,402 5,396 64,391
MidCap S&P 400 Index Fund 6,545 5,895 766 12,467
Origin Emerging Markets Fund 2,502 1,256 74 4,161
Real Estate Securities Fund 2,525 258 200 2,845
SmallCap S&P 600 Index Fund 4,957 775 619 6,799
$ 119,999 $ 23,627 $ 9,647 $ 144,678
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 825 $ (44) $ 890 $ (1,643)
Diversified International Fund 414 11 — 4,835
High Income Fund 34 (4) — 92
International Small Company Fund 58 (35) — 741
LargeCap S&P 500 Index Fund 1,612 285 2,961 3,243
MidCap S&P 400 Index Fund 203 (22) 664 815
Origin Emerging Markets Fund 28 1 — 476
Real Estate Securities Fund 26 (5) 10 267
SmallCap S&P 600 Index Fund 109 3 39 1,683
$ 3,309 $ 190 $ 4,564 $ 10,509
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .22%
Diversified International Fund
(a)
1,100,477 $ 16,265
International Small Company Fund
(a)
171,091 2,031
MidCap S&P 400 Index Fund
(a)
264,690 5,731
Origin Emerging Markets Fund
(a)
135,162 1,915
Real Estate Securities Fund
(a)
48,720 1,265
SmallCap S&P 600 Index Fund
(a)
109,092 3,123
$ 30,330
Principal Funds, Inc. Institutional Class - 52 .79%
Bond Market Index Fund
(a)
333,435 3,371
High Income Fund
(a)
101,939 955
LargeCap S&P 500 Index Fund
(a)
1,386,429 29,586
$ 33,912
TOTAL INVESTMENT COMPANIES $ 64,242
Total Investments $ 64,242
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 64,233
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .82%
Fixed Income Funds 32 .05%
International Equity Funds 6 .14%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 2,981 $ 1,020 $ 116 $ 3,371
Diversified International Fund 13,195 1,433 554 16,265
High Income Fund 898 118 99 955
International Small Company Fund 1,960 200 451 2,031
LargeCap S&P 500 Index Fund 25,537 4,601 2,051 29,586
MidCap S&P 400 Index Fund 3,393 2,249 362 5,731
Origin Emerging Markets Fund 1,169 569 43 1,915
Real Estate Securities Fund 1,109 141 100 1,265
SmallCap S&P 600 Index Fund 2,225 402 263 3,123
$ 52,467 $ 10,733 $ 4,039 $ 64,242
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 251 $ (19) $ 271 $ (495)
Diversified International Fund 190 3 — 2,188
High Income Fund 14 (2) — 40
International Small Company Fund 26 (10) — 332
LargeCap S&P 500 Index Fund 731 41 1,342 1,458
MidCap S&P 400 Index Fund 92 (14) 303 465
Origin Emerging Markets Fund 13 — — 220
Real Estate Securities Fund 12 (4) 4 119
SmallCap S&P 600 Index Fund 50 — 18 759
$ 1,379 $ (5) $ 1,938 $ 5,086
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .32%
Diversified International Fund
(a)
390,958 $ 5,778
International Small Company Fund
(a)
61,044 725
MidCap S&P 400 Index Fund
(a)
93,548 2,025
Origin Emerging Markets Fund
(a)
46,698 662
Real Estate Securities Fund
(a)
17,149 445
SmallCap S&P 600 Index Fund
(a)
38,415 1,100
$ 10,735
Principal Funds, Inc. Institutional Class - 51 .70%
Bond Market Index Fund
(a)
80,725 816
High Income Fund
(a)
27,899 262
LargeCap S&P 500 Index Fund
(a)
487,644 10,406
$ 11,484
TOTAL INVESTMENT COMPANIES $ 22,219
Total Investments $ 22,219
Other Assets and Liabilities -  (0.02)% (4)
TOTAL NET ASSETS - 100.00% $ 22,215
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .91%
Fixed Income Funds 30 .87%
International Equity Funds 6 .24%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 706 $ 284 $ 51 $ 816
Diversified International Fund 4,578 692 248 5,778
High Income Fund 250 48 46 262
International Small Company Fund 664 95 142 725
LargeCap S&P 500 Index Fund 8,768 1,919 788 10,406
MidCap S&P 400 Index Fund 1,222 805 167 2,025
Origin Emerging Markets Fund 431 176 23 662
Real Estate Securities Fund 378 67 40 445
SmallCap S&P 600 Index Fund 776 167 109 1,100
$ 17,773 $ 4,253 $ 1,614 $ 22,219
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 60 $ (6) $ 65 $ (117)
Diversified International Fund 66 1 — 755
High Income Fund 4 (1) — 11
International Small Company Fund 9 (3) — 111
LargeCap S&P 500 Index Fund 253 9 465 498
MidCap S&P 400 Index Fund 32 (6) 105 171
Origin Emerging Markets Fund 5 — — 78
Real Estate Securities Fund 4 (1) 1 41
SmallCap S&P 600 Index Fund 17 1 6 265
$ 450 $ (6) $ 642 $ 1,813
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .15 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49 .08%
Diversified International Fund
(a)
96,614 $ 1,428
International Small Company Fund
(a)
14,976 178
MidCap S&P 400 Index Fund
(a)
23,026 498
Origin Emerging Markets Fund
(a)
11,829 168
Real Estate Securities Fund
(a)
4,384 114
SmallCap S&P 600 Index Fund
(a)
9,403 269
$ 2,655
Principal Funds, Inc. Institutional Class - 51 .07%
Bond Market Index Fund
(a)
16,467 166
High Income Fund
(a)
5,816 55
LargeCap S&P 500 Index Fund
(a)
119,104 2,542
$ 2,763
TOTAL INVESTMENT COMPANIES $ 5,418
Total Investments $ 5,418
Other Assets and Liabilities -  (0.15)% (8)
TOTAL NET ASSETS - 100.00% $ 5,410
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .27%
Fixed Income Funds 30 .48%
International Equity Funds 6 .40%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 90 $ 150 $ 46 $ 166
Diversified International Fund 773 653 137 1,428
High Income Fund 31 41 19 55
International Small Company Fund 111 90 43 178
LargeCap S&P 500 Index Fund 1,489 1,275 276 2,542
MidCap S&P 400 Index Fund 204 373 110 498
Origin Emerging Markets Fund 75 91 14 168
Real Estate Securities Fund 65 62 20 114
SmallCap S&P 600 Index Fund 133 122 41 269
$ 2,971 $ 2,857 $ 706 $ 5,418
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 14 $ — $ 15 $ (28)
Diversified International Fund 16 1 — 138
High Income Fund 1 — — 2
International Small Company Fund 2 — — 20
LargeCap S&P 500 Index Fund 59 — 108 54
MidCap S&P 400 Index Fund 8 — 26 31
Origin Emerging Markets Fund 1 — — 16
Real Estate Securities Fund 1 — — 7
SmallCap S&P 600 Index Fund 4 — 2 55
$ 106 $ 1 $ 151 $ 295
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 13 .79%
Diversified International Fund
(a)
317,714 $ 4,696
Diversified Real Asset Fund
(a)
127,961 1,538
International Small Company Fund
(a)
48,939 581
MidCap S&P 400 Index Fund
(a)
77,954 1,688
Origin Emerging Markets Fund
(a)
36,546 518
SmallCap S&P 600 Index Fund
(a)
32,017 916
$ 9,937
Principal Funds, Inc. Institutional Class - 86 .23%
Bond Market Index Fund
(a)
2,879,858 29,115
High Income Fund
(a)
568,968 5,331
Inflation Protection Fund
(a)
354,810 3,367
LargeCap S&P 500 Index Fund
(a)
406,655 8,678
Short-Term Income Fund
(a)
1,255,936 15,662
$ 62,153
TOTAL INVESTMENT COMPANIES $ 72,090
Total Investments $ 72,090
Other Assets and Liabilities -  (0.02)% (13)
TOTAL NET ASSETS - 100.00% $ 72,077
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 80 .71%
Domestic Equity Funds 15 .65%
Specialty Funds 2 .13%
International Equity Funds 1 .53%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 26,615 $ 8,101 $ 1,126 $ 29,115
Diversified International Fund 3,932 510 398 4,696
Diversified Real Asset Fund 1,484 182 294 1,538
High Income Fund 4,611 731 202 5,331
Inflation Protection Fund 3,018 411 130 3,367
International Small Company Fund 640 66 231 581
LargeCap S&P 500 Index Fund 7,869 1,304 967 8,678
MidCap S&P 400 Index Fund 1,281 484 271 1,688
Origin Emerging Markets Fund — 505 10 518
Short-Term Income Fund 14,272 2,021 559 15,662
SmallCap S&P 600 Index Fund 803 91 248 916
$ 64,525 $ 14,406 $ 4,436 $ 72,090
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2,190 $ (94) $ 2,364 $ (4,381)
Diversified International Fund 53 23 — 629
Diversified Real Asset Fund 10 15 — 151
High Income Fund 73 (5) — 196
Inflation Protection Fund 15 — — 68
International Small Company Fund 7 28 — 78
LargeCap S&P 500 Index Fund 231 11 424 461
MidCap S&P 400 Index Fund 29 (1) 95 195
Origin Emerging Markets Fund 3 — — 23
Short-Term Income Fund 126 (2) 23 (70)
SmallCap S&P 600 Index Fund 16 23 6 247
$ 2,753 $ (2) $ 2,912 $ (2,403)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .43%
Blue Chip Fund
(a)
330,549 $ 11,166
Core Fixed Income Fund
(a)
18,445,375 188,696
Diversified International Fund
(a)
1,135,628 16,785
Diversified Real Asset Fund
(a)
700,370 8,418
International Small Company Fund
(a)
312,211 3,706
LargeCap Growth Fund I
(a)
545,378 10,962
MidCap Fund
(a),(b)
152,394 5,262
MidCap Value Fund I
(a)
344,708 5,181
Origin Emerging Markets Fund
(a)
345,461 4,895
SmallCap Growth Fund I
(a)
159,009 2,988
SmallCap Value Fund II
(a)
240,603 2,774
$ 260,833
Principal Funds, Inc. Institutional Class - 42 .58%
Equity Income Fund
(a)
306,057 10,724
High Income Fund
(a)
3,613,621 33,860
Inflation Protection Fund
(a)
2,308,894 21,911
LargeCap S&P 500 Index Fund
(a)
525,367 11,211
LargeCap Value Fund III
(a)
627,086 10,698
Overseas Fund
(a)
1,109,838 11,143
Short-Term Income Fund
(a)
7,524,188 93,827
$ 193,374
TOTAL INVESTMENT COMPANIES $ 454,207
Total Investments $ 454,207
Other Assets and Liabilities -  (0.01)% (40)
TOTAL NET ASSETS - 100.00% $ 454,167
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 78 .18%
Domestic Equity Funds 15 .63%
International Equity Funds 4 .35%
Specialty Funds 1 .85%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 18,266 $ 1,094 $ 9,651 $ 11,166
Bond Market Index Fund 24,990 — 25,107 —
Core Fixed Income Fund 158,963 38,085 8,942 188,696
Diversified International Fund 15,665 1,036 2,487 16,785
Diversified Real Asset Fund 7,587 531 518 8,418
Equity Income Fund 13,343 3,775 8,136 10,724
High Income Fund 31,821 2,333 1,602 33,860
Inflation Protection Fund 20,784 1,711 1,034 21,911
International Small Company Fund 4,302 250 1,518 3,706
LargeCap Growth Fund I — 11,692 170 10,962
LargeCap S&P 500 Index Fund 16,631 3,147 9,843 11,211
LargeCap Value Fund III — 11,158 171 10,698
MidCap Fund 12,579 511 9,614 5,262
MidCap Value Fund I — 5,445 116 5,181
Origin Emerging Markets Fund — 4,668 81 4,895
Overseas Fund 9,849 773 1,850 11,143
Short-Term Income Fund 94,573 5,103 5,399 93,827
SmallCap Growth Fund I 3,234 328 1,317 2,988
SmallCap Value Fund II 1,735 665 103 2,774
$ 434,322 $ 92,305 $ 87,659 $ 454,207
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 101 $ 4,595 $ 514 $ (3,138)
Bond Market Index Fund — 2,241 — (2,124)
Core Fixed Income Fund 1,007 (33) — 623
Diversified International Fund 194 (131) — 2,702
Diversified Real Asset Fund 48 6 — 812
Equity Income Fund 34 3,132 — (1,390)
High Income Fund 478 (36) — 1,344
Inflation Protection Fund 102 (17) — 467
International Small Company Fund 47 147 — 525
LargeCap Growth Fund I 109 (12) 327 (548)
LargeCap S&P 500 Index Fund 472 3,375 867 (2,099)
LargeCap Value Fund III 116 2 — (291)
MidCap Fund — 4,967 144 (3,181)
MidCap Value Fund I 39 2 — (150)
Origin Emerging Markets Fund 33 4 — 304
Overseas Fund 204 214 — 2,157
Short-Term Income Fund 801 (8) 145 (442)
SmallCap Growth Fund I 41 443 145 300
SmallCap Value Fund II 17 5 — 472
$ 3,843 $ 18,896 $ 2,142 $ (3,657)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .89 % Shares Held Value (000's)
Money Market Funds - 0 .89%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
44,072,861 $ 44,073
TOTAL INVESTMENT COMPANIES $ 44,073
COMMON STOCKS - 99 .06 % Shares Held Value (000's)
Lodging - 0 .52%
Choice Hotels International Inc 255,160 $ 25,679
REITs - 98 .54%
Agree Realty Corp 1,069,915 67,619
Alexandria Real Estate Equities Inc 1,103,538 184,412
American Assets Trust Inc 1,494,993 41,307
American Campus Communities Inc 1,013,615 41,720
American Homes 4 Rent 7,018,157 212,159
American Tower Corp 716,864 162,986
Apartment Income REIT Corp 2,616,211 101,431
Apartment Investment and Management Co 2,616,211 12,008
Apple Hospitality REIT Inc 3,001,300 37,456
AvalonBay Communities Inc 1,584,691 259,366
Boston Properties Inc 435,090 39,711
Brandywine Realty Trust 1,836,199 20,198
Broadstone Net Lease Inc 650,428 11,727
Camden Property Trust 817,170 83,474
CoreSite Realty Corp 530,535 71,325
Cousins Properties Inc 3,099,718 97,765
CubeSmart 2,337,173 81,427
CyrusOne Inc 695,414 50,731
DiamondRock Hospitality Co
(b)
3,294,844 27,018
Digital Realty Trust Inc 407,163 58,611
Equinix Inc 550,234 407,151
Equity LifeStyle Properties Inc 1,600,071 97,348
Equity Residential 722,978 44,564
Essex Property Trust Inc 896,513 214,814
Extra Space Storage Inc 1,092,646 124,332
First Industrial Realty Trust Inc 1,388,373 56,424
Healthcare Realty Trust Inc 1,943,280 58,318
Healthcare Trust of America Inc 5,900,936 166,701
Invitation Homes Inc 9,314,865 274,602
Kilroy Realty Corp 1,020,087 57,768
Park Hotels & Resorts Inc 2,230,953 37,212
Prologis Inc 4,541,518 468,685
PS Business Parks Inc 684,307 93,148
Public Storage 221,997 50,531
Regency Centers Corp 1,678,689 79,201
Rexford Industrial Realty Inc 1,365,836 66,844
Sabra Health Care REIT Inc 3,813,965 64,037
Saul Centers Inc 503,052 15,056
Simon Property Group Inc 607,644 56,468
STORE Capital Corp 3,822,427 118,572
Sun Communities Inc 1,204,124 172,346
Terreno Realty Corp 1,608,824 91,027
VICI Properties Inc 3,453,104 87,295
Welltower Inc 4,339,338 262,964
Weyerhaeuser Co 1,049,772 32,742
$ 4,860,601
TOTAL COMMON STOCKS $ 4,886,280
Total Investments $ 4,930,353
Other Assets and Liabilities -  0.05% 2,282
TOTAL NET ASSETS - 100.00% $ 4,932,635
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 98 .54%
Money Market Funds 0 .89%
Consumer, Cyclical 0 .52%
Other Assets and Liabilities
0 .05%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4 $ 140,272 $ 96,203 $ 44,073
$ 4 $ 140,272 $ 96,203 $ 44,073
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .57%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
26,261,099 $ 26,261
Principal Exchange-Traded Funds - 16 .40%
Principal U.S. Mega-Cap ETF
(a)
13,805,257 484,288
Principal U.S. Small-Cap Multi-Factor ETF
(a)
7,125,700 275,159
$ 759,447
Principal Funds, Inc. Class R-6 - 55 .65%
Blue Chip Fund
(a)
14,188,970 479,303
Core Fixed Income Fund
(a)
54,926,063 561,894
Diversified International Fund
(a)
28,976,535 428,273
Diversified Real Asset Fund
(a)
5,206,472 62,582
Edge MidCap Fund
(a)
14,231,460 224,146
Global Diversified Income Fund
(a)
3,454,445 45,840
Global Real Estate Securities Fund
(a)
17,494,746 170,049
High Yield Fund
(a)
14,325,827 103,432
International Small Company Fund
(a)
4,738,715 56,249
Origin Emerging Markets Fund
(a)
14,277,766 202,316
Spectrum Preferred and Capital Securities Income
Fund
(a)
23,309,645 243,120
$ 2,577,204
Principal Funds, Inc. Institutional Class - 27 .41%
Equity Income Fund
(a)
19,627,649 687,753
Government & High Quality Bond Fund
(a)
20,584,318 217,782
Inflation Protection Fund
(a)
7,666,935 72,759
Short-Term Income Fund
(a)
23,324,442 290,856
$ 1,269,150
TOTAL INVESTMENT COMPANIES $ 4,632,062
Total Investments $ 4,632,062
Other Assets and Liabilities -  (0.03)% (1,601)
TOTAL NET ASSETS - 100.00% $ 4,630,461
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46 .44%
Fixed Income Funds 41 .42%
International Equity Funds 9 .26%
Specialty Funds 2 .34%
Money Market Funds 0 .57%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 414,471 $ 45,961 $ 8,165 $ 479,303
Core Fixed Income Fund 556,054 15,951 12,246 561,894
Diversified International Fund 373,492 5,677 12,247 428,273
Diversified Real Asset Fund 62,729 373 7,144 62,582
Edge MidCap Fund 201,039 12,129 4,083 224,146
Equity Income Fund 613,815 3,820 16,328 687,753
Global Diversified Income Fund 43,480 671 1,021 45,840
Global Real Estate Securities Fund 152,320 1,786 3,063 170,049
Government & High Quality Bond Fund 227,233 1,396 10,206 217,782
High Yield Fund 93,662 8,300 2,041 103,432
Inflation Protection Fund 71,661 581 1,020 72,759
International Small Company Fund 52,191 831 5,102 56,249
Origin Emerging Markets Fund 148,996 28,887 2,040 202,316
Principal Active Global Dividend Income ETF 106,929 — 124,147 —
Principal Government Money Market Fund - Institutional Class 0.00% 22,376 128,230 124,345 26,261
Principal U.S. Mega-Cap ETF 420,004 14,364 — 484,288
Principal U.S. Small-Cap Multi-Factor ETF 175,839 34,481 — 275,159
Short-Term Income Fund 301,084 3,429 12,247 290,856
Spectrum Preferred and Capital Securities Income Fund 237,733 3,941 5,103 243,120
$ 4,275,108 $ 310,808 $ 350,548 $ 4,632,062
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,439 $ 1,164 $ 12,467 $ 25,872
Core Fixed Income Fund 3,109 (136) — 2,271
Diversified International Fund 5,067 1,515 — 59,836
Diversified Real Asset Fund 373 573 — 6,051
Edge MidCap Fund 3,034 116 8,408 14,945
Equity Income Fund 3,057 1,444 — 85,002
Global Diversified Income Fund 595 26 — 2,684
Global Real Estate Securities Fund 1,404 32 — 18,974
Government & High Quality Bond Fund 1,015 58 — (699)
High Yield Fund 1,311 (13) — 3,524
Inflation Protection Fund 352 2 — 1,535
International Small Company Fund 754 563 — 7,766
Origin Emerging Markets Fund 1,373 75 — 26,398
Principal Active Global Dividend Income ETF 1,319 26,044 — (8,826)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 1,789 — — 49,920
Principal U.S. Small-Cap Multi-Factor ETF 975 — — 64,839
Short-Term Income Fund 2,515 243 456 (1,653)
Spectrum Preferred and Capital Securities Income Fund 2,872 26 — 6,523
$ 33,353 $ 31,732 $ 21,331 $ 364,962
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Money Market Funds - 0 .47%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
8,293,012 $ 8,293
Principal Exchange-Traded Funds - 10 .86%
Principal U.S. Mega-Cap ETF
(a)
3,507,648 123,048
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,781,700 68,801
$ 191,849
Principal Funds, Inc. Class R-6 - 58 .30%
Blue Chip Fund
(a)
3,570,258 120,603
Core Fixed Income Fund
(a)
32,891,524 336,480
Diversified International Fund
(a)
7,508,186 110,971
Diversified Real Asset Fund
(a)
2,220,459 26,690
Edge MidCap Fund
(a)
3,560,916 56,085
Global Diversified Income Fund
(a)
2,282,838 30,293
Global Real Estate Securities Fund
(a)
8,303,457 80,710
High Yield Fund
(a)
8,557,101 61,782
International Small Company Fund
(a)
1,220,388 14,486
Origin Emerging Markets Fund
(a)
3,420,108 48,463
Spectrum Preferred and Capital Securities Income
Fund
(a)
13,711,633 143,012
$ 1,029,575
Principal Funds, Inc. Institutional Class - 30 .44%
Equity Income Fund
(a)
5,385,492 188,707
Government & High Quality Bond Fund
(a)
12,899,216 136,474
Inflation Protection Fund
(a)
3,089,343 29,318
Short-Term Income Fund
(a)
14,684,933 183,121
$ 537,620
TOTAL INVESTMENT COMPANIES $ 1,767,337
Total Investments $ 1,767,337
Other Assets and Liabilities -  (0.07)% (1,203)
TOTAL NET ASSETS - 100.00% $ 1,766,134
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 56 .69%
Domestic Equity Funds 31 .55%
International Equity Funds 8 .13%
Specialty Funds 3 .23%
Money Market Funds 0 .47%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 104,817 $ 10,509 $ 1,542 $ 120,603
Core Fixed Income Fund 329,074 12,936 6,778 336,480
Diversified International Fund 95,398 1,754 1,849 110,971
Diversified Real Asset Fund 25,024 243 1,231 26,690
Edge MidCap Fund 49,707 3,292 616 56,085
Equity Income Fund 167,222 1,649 3,698 188,707
Global Diversified Income Fund 29,515 487 1,541 30,293
Global Real Estate Securities Fund 71,699 1,297 1,233 80,710
Government & High Quality Bond Fund 139,212 1,351 3,697 136,474
High Yield Fund 58,580 1,938 924 61,782
Inflation Protection Fund 30,295 235 1,849 29,318
International Small Company Fund 12,506 277 308 14,486
Origin Emerging Markets Fund 35,525 7,241 617 48,463
Principal Active Global Dividend Income ETF 28,407 — 32,931 —
Principal Government Money Market Fund - Institutional Class 0.00% 10,474 33,932 36,113 8,293
Principal U.S. Mega-Cap ETF 106,234 4,182 — 123,048
Principal U.S. Small-Cap Multi-Factor ETF 43,224 9,652 — 68,801
Short-Term Income Fund 184,064 3,012 3,080 183,121
Spectrum Preferred and Capital Securities Income Fund 138,462 2,585 1,850 143,012
$ 1,659,439 $ 96,572 $ 99,857 $ 1,767,337
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 629 $ 11 $ 3,214 $ 6,808
Core Fixed Income Fund 1,846 (72) — 1,320
Diversified International Fund 1,301 212 — 15,456
Diversified Real Asset Fund 153 78 — 2,576
Edge MidCap Fund 753 12 2,086 3,690
Equity Income Fund 834 143 — 23,391
Global Diversified Income Fund 397 (21) — 1,853
Global Real Estate Securities Fund 663 (9) — 8,956
Government & High Quality Bond Fund 626 (17) — (375)
High Yield Fund 797 (6) — 2,194
Inflation Protection Fund 144 136 — 501
International Small Company Fund 187 17 — 1,994
Origin Emerging Markets Fund 328 15 — 6,299
Principal Active Global Dividend Income ETF 307 6,935 — (2,411)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 454 — — 12,632
Principal U.S. Small-Cap Multi-Factor ETF 240 — — 15,925
Short-Term Income Fund 1,554 19 282 (894)
Spectrum Preferred and Capital Securities Income Fund 1,680 — — 3,815
$ 12,893 $ 7,453 $ 5,582 $ 103,730
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.63%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
19,734,920 $ 19,735
Principal Exchange-Traded Funds - 21.65%
Principal U.S. Mega-Cap ETF
(a)
12,238,445 429,324
Principal U.S. Small-Cap Multi-Factor ETF
(a)
6,424,800 248,094
$ 677,418
Principal Funds, Inc. Class R-6 - 53.08%
Blue Chip Fund
(a)
12,690,996 428,702
Core Fixed Income Fund
(a)
15,576,751 159,350
Diversified International Fund
(a)
27,211,373 402,184
Diversified Real Asset Fund
(a)
3,889,770 46,755
Edge MidCap Fund
(a)
13,399,357 211,040
Global Real Estate Securities Fund
(a)
9,407,593 91,442
High Yield Fund
(a)
4,332,401 31,280
International Small Company Fund
(a)
4,158,466 49,361
Origin Emerging Markets Fund
(a)
11,972,676 169,653
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,846,271 71,406
$ 1,661,173
Principal Funds, Inc. Institutional Class - 24.70%
Equity Income Fund
(a)
16,625,738 582,566
Government & High Quality Bond Fund
(a)
5,810,334 61,474
Inflation Protection Fund
(a)
5,227,834 49,612
Short-Term Income Fund
(a)
6,363,771 79,356
$ 773,008
TOTAL INVESTMENT COMPANIES $ 3,131,334
Total Investments $ 3,131,334
Other Assets and Liabilities -  (0.06)% (1,915)
TOTAL NET ASSETS - 100.00% $ 3,129,419
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60.71%
Fixed Income Funds 27.30%
International Equity Funds 9.92%
Specialty Funds 1.50%
Money Market Funds 0.63%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 362,772 $ 51,911 $ 9,193 $ 428,702
Core Fixed Income Fund 155,836 7,528 4,596 159,350
Diversified International Fund 353,028 5,067 13,790 402,184
Diversified Real Asset Fund 47,588 303 6,130 46,755
Edge MidCap Fund 190,070 11,296 4,597 211,040
Equity Income Fund 521,464 3,053 15,322 582,566
Global Real Estate Securities Fund 82,609 834 2,298 91,442
Government & High Quality Bond Fund 64,382 338 3,064 61,474
High Yield Fund 28,216 2,005 — 31,280
Inflation Protection Fund 48,332 239 — 49,612
International Small Company Fund 47,315 690 6,128 49,361
Origin Emerging Markets Fund 126,012 23,639 2,298 169,653
Principal Active Global Dividend Income ETF 96,150 — 111,560 —
Principal Government Money Market Fund - Institutional Class 0.00% 18,862 115,090 114,217 19,735
Principal U.S. Mega-Cap ETF 370,383 14,875 — 429,324
Principal U.S. Small-Cap Multi-Factor ETF 158,656 31,193 — 248,094
Short-Term Income Fund 86,525 881 7,662 79,356
Spectrum Preferred and Capital Securities Income Fund 70,087 922 1,532 71,406
$ 2,828,287 $ 269,864 $ 302,387 $ 3,131,334
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,213 $ 1,453 $ 11,311 $ 21,759
Core Fixed Income Fund 877 (53) — 635
Diversified International Fund 4,755 1,922 — 55,957
Diversified Real Asset Fund 277 388 — 4,606
Edge MidCap Fund 2,858 181 7,920 14,090
Equity Income Fund 2,586 982 — 72,389
Global Real Estate Securities Fund 756 (28) — 10,325
Government & High Quality Bond Fund 286 23 — (205)
High Yield Fund 395 — — 1,059
Inflation Protection Fund 238 — — 1,041
International Small Company Fund 664 601 — 6,883
Origin Emerging Markets Fund 1,152 92 — 22,208
Principal Active Global Dividend Income ETF 1,076 23,519 — (8,109)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 1,586 — — 44,066
Principal U.S. Small-Cap Multi-Factor ETF 868 — — 58,245
Short-Term Income Fund 702 199 127 (587)
Spectrum Preferred and Capital Securities Income Fund 844 12 — 1,917
$ 22,133 $ 29,291 $ 19,358 $ 306,279
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .37%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
10,525,284 $ 10,525
Principal Exchange-Traded Funds - 23 .38%
Principal Active Income ETF
(a)
4,689,042 185,974
Principal Investment Grade Corporate Active
ETF
(a)
10,991,702 297,633
Principal U.S. Mega-Cap ETF
(a)
3,160,095 110,856
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,712,000 66,109
$ 660,572
Principal Funds, Inc. Class R-6 - 35 .60%
Blue Chip Fund
(a)
3,325,540 112,337
Core Fixed Income Fund
(a)
29,461,500 301,391
Diversified International Fund
(a)
10,003,349 147,850
Edge MidCap Fund
(a)
2,358,739 37,150
Global Real Estate Securities Fund
(a)
9,683,058 94,119
High Yield Fund
(a)
11,601,086 83,760
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,968,588 229,132
$ 1,005,739
Principal Funds, Inc. Institutional Class - 40 .68%
Equity Income Fund
(a)
6,518,639 228,413
Government & High Quality Bond Fund
(a)
37,036,157 391,842
Inflation Protection Fund
(a)
18,758,251 178,016
Short-Term Income Fund
(a)
28,166,786 351,240
$ 1,149,511
TOTAL INVESTMENT COMPANIES $ 2,826,347
Total Investments $ 2,826,347
Other Assets and Liabilities -  (0.03)% (881)
TOTAL NET ASSETS - 100.00% $ 2,825,466
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76 .69%
Domestic Equity Funds 19 .64%
International Equity Funds 3 .33%
Money Market Funds 0 .37%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 100,959 $ 5,921 $ 1,204 $ 112,337
Core Fixed Income Fund 295,254 10,119 5,114 301,391
Diversified International Fund 124,327 4,260 1,201 147,850
Edge MidCap Fund 34,712 2,215 2,406 37,150
Equity Income Fund 200,273 3,265 3,308 228,413
Global Real Estate Securities Fund 83,084 2,183 1,504 94,119
Government & High Quality Bond Fund 391,437 6,019 4,512 391,842
High Yield Fund 82,060 1,662 3,008 83,760
Inflation Protection Fund 171,578 4,524 1,805 178,016
Principal Active Income ETF 175,316 — — 185,974
Principal Government Money Market Fund - Institutional Class 0.00% 20,067 4,383 13,925 10,525
Principal Investment Grade Corporate Active ETF 295,315 — — 297,633
Principal U.S. Mega-Cap ETF 93,019 6,794 — 110,856
Principal U.S. Small-Cap Multi-Factor ETF 43,346 6,515 — 66,109
Short-Term Income Fund 349,363 7,465 3,911 351,240
Spectrum Preferred and Capital Securities Income Fund 218,304 6,916 2,107 229,132
$ 2,678,414 $ 72,241 $ 44,005 $ 2,826,347
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 599 $ (14) $ 3,062 $ 6,675
Core Fixed Income Fund 1,653 49 — 1,083
Diversified International Fund 1,717 1 — 20,463
Edge MidCap Fund 512 151 1,420 2,478
Equity Income Fund 1,005 (5) — 28,188
Global Real Estate Securities Fund 770 (16) — 10,372
Government & High Quality Bond Fund 1,781 (114) — (988)
High Yield Fund 1,097 (13) — 3,059
Inflation Protection Fund 851 (3) — 3,722
Principal Active Income ETF 1,649 — — 10,658
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 3,679 — 3,414 2,318
Principal U.S. Mega-Cap ETF 410 — — 11,043
Principal U.S. Small-Cap Multi-Factor ETF 255 — — 16,248
Short-Term Income Fund 2,970 (18) 539 (1,659)
Spectrum Preferred and Capital Securities Income Fund 2,677 (7) — 6,026
$ 21,625 $ 11 $ 8,435 $ 119,686
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .07 % Shares Held Value (000's)
Money Market Funds - 0 .19%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,791,458 $ 3,791
Principal Exchange-Traded Funds - 20 .14%
Principal U.S. Mega-Cap ETF
(a)
6,647,800 233,205
Principal U.S. Small-Cap Multi-Factor ETF
(a)
4,469,500 172,590
$ 405,795
Principal Funds, Inc. Class R-6 - 57 .10%
Blue Chip Fund
(a)
8,095,942 273,481
Diversified International Fund
(a)
25,973,835 383,893
Edge MidCap Fund
(a)
10,023,821 157,875
Global Real Estate Securities Fund
(a)
1,658,571 16,121
International Small Company Fund
(a)
3,042,372 36,113
LargeCap Growth Fund I
(a)
8,686,898 174,607
Origin Emerging Markets Fund
(a)
7,661,459 108,563
$ 1,150,653
Principal Funds, Inc. Institutional Class - 22 .64%
Equity Income Fund
(a)
10,300,839 360,941
LargeCap Value Fund III
(a)
5,583,920 95,262
$ 456,203
TOTAL INVESTMENT COMPANIES $ 2,016,442
Total Investments $ 2,016,442
Other Assets and Liabilities -  (0.07)% (1,417)
TOTAL NET ASSETS - 100.00% $ 2,015,025
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .85%
Fixed Income Funds 19 .05%
International Equity Funds 7 .98%
Money Market Funds 0 .19%
Other Assets and Liabilities
( 0 .07 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 253,140 $ 9,569 $ 6,104 $ 273,481
Diversified International Fund 335,567 5,014 11,739 383,893
Edge MidCap Fund 141,995 8,519 3,288 157,875
Equity Income Fund 325,401 1,977 12,210 360,941
Global Real Estate Securities Fund 16,734 141 2,816 16,121
International Small Company Fund 34,374 513 4,226 36,113
LargeCap Growth Fund I 153,958 15,882 2,349 174,607
LargeCap Value Fund III 84,019 1,672 2,347 95,262
Origin Emerging Markets Fund 93,890 1,079 1,877 108,563
Principal Government Money Market Fund - Institutional Class 0.00% 6,165 1,526 3,900 3,791
Principal U.S. Mega-Cap ETF 208,409 — — 233,205
Principal U.S. Small-Cap Multi-Factor ETF 126,541 — — 172,590
$ 1,780,193 $ 45,892 $ 50,856 $ 2,016,442
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,482 $ 1,007 $ 7,575 $ 15,869
Diversified International Fund 4,530 1,062 — 53,989
Edge MidCap Fund 2,138 111 5,925 10,538
Equity Income Fund 1,606 595 — 45,178
Global Real Estate Securities Fund 141 689 — 1,373
International Small Company Fund 484 358 — 5,094
LargeCap Growth Fund I 2,874 59 8,624 7,057
LargeCap Value Fund III 1,501 13 — 11,905
Origin Emerging Markets Fund 738 217 — 15,254
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 862 — — 24,796
Principal U.S. Small-Cap Multi-Factor ETF 665 — — 46,049
$ 17,021 $ 4,111 $ 22,124 $ 237,102
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .81 % Shares Held Value (000's)
Money Market Funds - 0 .81%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,814,355 $ 2,815
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
44,862,307 44,862
$ 47,677
TOTAL INVESTMENT COMPANIES $ 47,677
BONDS - 88 .66%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .12%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 6,750 $ 7,275
Agriculture - 0 .69%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,299
4.35%, 03/15/2024 10,450 11,551
Cargill Inc
0.75%, 02/02/2026
(e),(f)
14,700 14,629
1.38%, 07/23/2023
(f)
9,800 10,047
$ 40,526
Airlines - 0 .43%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(f)
7,800 8,711
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 8,303 8,138
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
8,193 8,752
$ 25,601
Automobile Asset Backed Securities - 7 .17%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 1,587 1,593
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 2,704 2,725
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 5,909 5,983
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 14,600 14,778
2.43%, 09/19/2022 511 512
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 2,878 2,888
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 5,121 5,134
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 11,335 11,356
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 21,750 21,779
Bank of The West Auto Trust 2019-1
2.40%, 10/17/2022
(f)
968 970
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(f)
638 639
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 14,700 14,702
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022
(f)
1,720 1,724
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(f)
4,242 4,261
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(f)
4,145 4,159
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(f)
11,987 12,002
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(f)
12,750 12,750
0.61%, 02/18/2025
(f)
6,375 6,374
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(f)
$ 14,000 $ 14,093
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(f)
11,500 11,785
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(f)
14,600 15,691
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(f)
11,700 12,747
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(f)
13,000 13,705
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(f)
25,725 26,050
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 13,250 13,253
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(f)
8,548 8,624
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(f)
16,750 18,480
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 7,596 7,605
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 18,882 18,900
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 21,750 21,772
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(f)
17,000 18,143
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(f)
6,100 6,277
Westlake Automobile Receivables Trust 2019-1
3.26%, 10/17/2022
(f)
10,688 10,742
Westlake Automobile Receivables Trust 2019-2
2.57%, 02/15/2023
(f)
2,564 2,574
2.62%, 07/15/2024
(f)
8,800 8,901
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(f)
6,466 6,501
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(f)
9,621 9,653
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(f)
28,500 28,566
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 6,455 6,482
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 18,697 18,728
$ 423,601
Automobile Floor Plan Asset Backed Securities - 0 .73%
Ally Master Owner Trust
3.29%, 05/15/2023 19,500 19,670
Ford Credit Floorplan Master Owner Trust A
0.53%, 10/15/2023 8,750 8,767
1.00 x 1 Month USD LIBOR + 0.40%
Volvo Financial Equipment Master Owner Trust
0.65%, 07/17/2023
(f)
14,600 14,625
1.00 x 1 Month USD LIBOR + 0.52%
$ 43,062
Automobile Manufacturers - 0 .58%
Ford Motor Credit Co LLC
1.52%, 03/28/2022 5,000 4,969
3 Month USD LIBOR + 1.27%
General Motors Financial Co Inc
1.07%, 04/09/2021 9,700 9,709
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 9,750 9,827
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,804
$ 34,309

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 20 .17%
Bank of America Corp
0.98%, 09/25/2025
(g)
$ 19,500 $ 19,652
United States Secured Overnight Financing
Rate + 0.91%
1.20%, 10/24/2026
(g)
19,600 19,775
United States Secured Overnight Financing
Rate + 1.01%
1.32%, 06/19/2026
(g)
19,400 19,625
United States Secured Overnight Financing
Rate + 1.15%
1.38%, 01/20/2023
(h)
28,400 28,680
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 12,000 12,195
3.00%, 12/20/2023
(g)
10,347 10,839
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 27,360
Bank of Montreal
0.95%, 01/22/2027
(g)
14,700 14,686
United States Secured Overnight Financing
Rate + 0.60%
Bank of New York Mellon Corp/The
1.26%, 10/30/2023 24,500 24,877
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 9,750 10,333
2.50%, 04/15/2021 5,700 5,716
BNP Paribas SA
3.50%, 03/01/2023
(f)
9,750 10,344
Capital One NA
1.36%, 01/30/2023 14,400 14,508
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(g)
9,600 9,629
United States Secured Overnight Financing
Rate + 0.69%
1.12%, 01/28/2027
(g)
19,600 19,588
United States Secured Overnight Financing
Rate + 0.77%
1.18%, 04/25/2022 19,800 19,999
3 Month USD LIBOR + 0.96%
1.66%, 09/01/2023 10,000 10,180
3 Month USD LIBOR + 1.43%
2.70%, 03/30/2021 28,900 29,018
3.50%, 05/15/2023 9,750 10,398
4.00%, 08/05/2024 10,750 11,882
4.04%, 06/01/2024
(g)
4,750 5,135
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 9,750 9,894
Credit Suisse Group AG
2.59%, 09/11/2025
(f),(g)
5,000 5,274
United States Secured Overnight Financing
Rate + 1.56%
4.21%, 06/12/2024
(f),(g)
17,900 19,328
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 13,400 13,785
3.65%, 01/25/2024 9,800 10,648
4.30%, 01/16/2024 15,700 17,320
Fifth Third Bank NA
2.25%, 06/14/2021 7,700 7,744
First Republic Bank/CA
1.91%, 02/12/2024
(g)
11,000 11,320
United States Secured Overnight Financing
Rate + 0.62%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
0.48%, 01/27/2023 $ 14,700 $ 14,702
0.62%, 11/17/2023 19,250 19,303
United States Secured Overnight Financing
Rate + 0.54%
0.87%, 12/09/2026 14,700 14,736
United States Secured Overnight Financing
Rate + 0.79%
1.33%, 04/26/2022 10,450 10,475
3 Month USD LIBOR + 1.11%
1.98%, 02/25/2021 9,600 9,611
3 Month USD LIBOR + 1.77%
3.00%, 04/26/2022 24,050 24,201
3.20%, 02/23/2023 10,000 10,536
HSBC Holdings PLC
2.63%, 11/07/2025
(g)
9,300 9,849
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(g)
9,750 10,490
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 9,800 10,447
ING Groep NV
3.15%, 03/29/2022 6,800 7,024
JPMorgan Chase & Co
1.04%, 02/04/2027
(e),(g)
9,800 9,789
United States Secured Overnight Financing
Rate + 0.70%
1.05%, 11/19/2026
(g)
19,600 19,614
United States Secured Overnight Financing
Rate + 0.80%
1.12%, 04/25/2023 38,500 38,871
3 Month USD LIBOR + 0.90%
1.45%, 10/24/2023 15,000 15,278
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(g)
14,700 15,043
United States Secured Overnight Financing
Rate + 1.46%
3.88%, 09/10/2024 5,249 5,839
KeyBank NA/Cleveland OH
0.41%, 01/03/2024 19,500 19,526
United States Secured Overnight Financing
Rate + 0.34%
1.25%, 03/10/2023 13,200 13,458
2.40%, 06/09/2022 9,600 9,869
3.30%, 02/01/2022 4,750 4,893
KeyCorp
5.10%, 03/24/2021 21,000 21,148
Morgan Stanley
0.53%, 01/25/2024
(g)
13,500 13,505
United States Secured Overnight Financing
Rate + 0.46%
0.75%, 01/20/2023 9,800 9,840
United States Secured Overnight Financing
Rate + 0.70%
1.62%, 04/21/2021 20,700 20,758
3 Month USD LIBOR + 1.40%
1.62%, 10/24/2023 38,600 39,378
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 10,200 11,001
MUFG Union Bank NA
2.10%, 12/09/2022 14,750 15,210
Natwest Group PLC
4.27%, 03/22/2025
(g)
9,750 10,741
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.71%, 07/27/2022 9,600 9,662
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 10,965 11,401

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 $ 9,850 $ 10,862
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,694
Societe Generale SA
2.63%, 01/22/2025
(f)
9,700 10,229
State Street Corp
2.35%, 11/01/2025
(g)
9,800 10,448
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 24,100 25,575
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 14,629
Truist Bank
0.80%, 08/02/2022 9,750 9,776
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 15,500 15,984
2.63%, 01/15/2022 14,400 14,702
Truist Financial Corp
2.05%, 05/10/2021 9,500 9,533
2.70%, 01/27/2022 3,832 3,917
2.90%, 03/03/2021 12,500 12,501
UBS AG/London
1.75%, 04/21/2022
(f)
11,750 11,948
UBS Group AG
1.01%, 07/30/2024
(f),(g)
7,000 7,060
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(f)
11,450 11,897
US Bancorp
0.86%, 01/24/2022
(h)
5,751 5,782
3 Month USD LIBOR + 0.64%
3.60%, 09/11/2024 14,400 15,902
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 14,750 15,199
2.65%, 05/23/2022 10,000 10,296
Wells Fargo & Co
1.65%, 06/02/2024
(g)
19,600 20,074
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(g)
9,800 10,228
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(g)
14,600 15,283
United States Secured Overnight Financing
Rate + 2.00%
2.41%, 10/30/2025
(g)
10,000 10,562
3 Month USD LIBOR + 0.83%
3.07%, 01/24/2023 19,000 19,510
$ 1,192,521
Beverages - 1 .18%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,756
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 19,250 21,757
Diageo Capital PLC
1.38%, 09/29/2025 7,800 8,005
Keurig Dr Pepper Inc
3.55%, 05/25/2021 16,250 16,417
PepsiCo Inc
0.40%, 10/07/2023 14,000 14,036
$ 69,971
Biotechnology - 1 .15%
Amgen Inc
2.65%, 05/11/2022 9,600 9,873
Biogen Inc
3.63%, 09/15/2022 8,000 8,417
4.05%, 09/15/2025 1,500 1,710
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
0.75%, 09/29/2023 $ 48,000 $ 48,097
$ 68,097
Building Materials - 0 .25%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,923
Chemicals - 0 .93%
Air Liquide Finance SA
1.75%, 09/27/2021
(f)
6,750 6,809
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,607
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(f)
7,300 7,741
DuPont de Nemours Inc
4.21%, 11/15/2023 10,475 11,519
Westlake Chemical Corp
3.60%, 07/15/2022 9,382 9,705
3.60%, 08/15/2026 7,900 8,826
$ 55,207
Commercial Mortgage Backed Securities - 7 .26%
Cold Storage Trust 2020-ICE5
1.03%, 11/15/2037
(f)
29,400 29,525
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.52%, 06/25/2025 11,428 11,437
0.52%, 11/25/2026 14,688 14,684
0.53%, 01/25/2025 9,655 9,679
0.57%, 05/25/2026 16,709 16,731
0.70%, 01/25/2030 29,015 28,725
0.73%, 03/25/2030 17,437 17,209
0.74%, 11/25/2029 12,608 12,432
0.79%, 03/25/2030 22,477 22,286
0.80%, 02/25/2030 29,380 29,065
0.81%, 10/25/2029 38,990 38,471
0.83%, 10/25/2029 19,383 19,218
0.83%, 03/25/2030 24,340 24,134
0.85%, 04/25/2030 29,140 28,933
1.02%, 09/25/2029 35,420 35,428
1.34%, 09/25/2027 14,700 15,084
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(i)
16,979 17,042
0.99%, 07/25/2040
(i)
23,479 23,533
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(i)
6,843 6,868
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(i)
13,700 13,776
Ginnie Mae
0.40%, 09/16/2055
(i),(j)
14,615 297
0.44%, 10/16/2054
(i),(j)
32,372 627
0.46%, 01/16/2054
(i),(j)
30,794 464
0.46%, 02/16/2055
(i),(j)
45,999 498
0.49%, 02/16/2048
(i),(j)
17,621 336
0.70%, 01/16/2055
(i),(j)
72,802 1,460
0.90%, 06/16/2045
(i),(j)
26,429 820
1.07%, 08/16/2042
(i),(j)
17,717 379
1.22%, 02/16/2046
(i),(j)
26,688 910
1.22%, 10/16/2051
(i),(j)
2,590 117
1.27%, 12/16/2036
(i),(j)
11,511 359
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 5,618 5,658
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 2,819 2,826
$ 429,011

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0 .25%
PayPal Holdings Inc
1.35%, 06/01/2023 $ 14,600 $ 14,888
Computers - 1 .16%
Apple Inc
1.13%, 05/11/2025 34,800 35,582
3.25%, 02/23/2026 5,350 5,966
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(f)
9,800 10,764
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 16,128
$ 68,440
Consumer Products - 0 .16%
Reckitt Benckiser Treasury Services PLC
0.80%, 06/24/2022
(f)
9,600 9,664
3 Month USD LIBOR + 0.56%
Cosmetics & Personal Care - 0 .12%
Unilever Capital Corp
0.38%, 09/14/2023 6,800 6,839
Credit Card Asset Backed Securities - 0 .86%
BA Credit Card Trust
0.34%, 05/15/2026 13,000 13,023
1.74%, 01/15/2025 37,000 37,878
$ 50,901
Diversified Financial Services - 1 .31%
American Express Co
2.75%, 05/20/2022 9,800 10,089
3.00%, 02/22/2021 18,594 18,606
3.70%, 11/05/2021 6,850 7,010
Capital One Bank USA NA
2.01%, 01/27/2023
(g)
19,750 20,064
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,621
USAA Capital Corp
1.50%, 05/01/2023
(f)
3,000 3,076
2.63%, 06/01/2021
(f)
9,800 9,877
$ 77,343
Electric - 6 .25%
Alabama Power Co
2.45%, 03/30/2022 14,250 14,580
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,600 4,631
3.75%, 06/15/2023
(f)
19,500 20,883
American Electric Power Co Inc
0.70%, 11/01/2023 14,700 14,718
3 Month USD LIBOR + 0.48%
Black Hills Corp
4.25%, 11/30/2023 27,000 29,544
CenterPoint Energy Inc
3.60%, 11/01/2021 14,700 15,058
Dominion Energy Inc
0.75%, 09/15/2023 14,500 14,531
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(i)
9,800 9,919
3.07%, 08/15/2024
(i)
9,800 10,643
DTE Energy Co
1.05%, 06/01/2025 4,400 4,425
2.25%, 11/01/2022 9,750 10,053
2.53%, 10/01/2024 10,000 10,632
2.60%, 06/15/2022 9,800 10,089
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,773
Duke Energy Florida LLC
3.10%, 08/15/2021 5,750 5,797
Emera US Finance LP
2.70%, 06/15/2021 6,700 6,746
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Louisiana LLC
0.62%, 11/17/2023 $ 14,700 $ 14,736
Evergy Inc
2.45%, 09/15/2024 9,300 9,835
Exelon Corp
3.50%, 06/01/2022 22,500 23,349
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 15,986
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 10,000 10,124
2.90%, 04/01/2022 14,162 14,596
3.15%, 04/01/2024 5,600 6,036
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,589
2.88%, 06/15/2024 7,900 8,471
San Diego Gas & Electric Co
1.91%, 02/01/2022 1,564 1,572
Southern California Edison Co
1.85%, 02/01/2022 2,509 2,513
Southern Power Co
0.90%, 01/15/2026 3,900 3,896
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,788
Vistra Operations Co LLC
3.70%, 01/30/2027
(f)
19,500 21,532
WEC Energy Group Inc
0.55%, 09/15/2023 14,250 14,307
Xcel Energy Inc
0.50%, 10/15/2023 11,000 11,018
$ 369,370
Electrical Components & Equipment - 0 .17%
Emerson Electric Co
0.88%, 10/15/2026 10,200 10,169
Electronics - 0 .82%
Honeywell International Inc
0.48%, 08/19/2022 14,250 14,269
1.85%, 11/01/2021 9,600 9,708
2.15%, 08/08/2022 9,800 10,084
Roper Technologies Inc
1.00%, 09/15/2025 14,200 14,288
$ 48,349
Environmental Control - 0 .23%
Republic Services Inc
2.50%, 08/15/2024 5,650 6,011
Waste Management Inc
0.75%, 11/15/2025 7,800 7,763
$ 13,774
Finance - Mortgage Loan/Banker - 0 .45%
Freddie Mac
0.25%, 06/26/2023 13,800 13,829
2.75%, 06/19/2023 11,950 12,688
$ 26,517
Food - 0 .89%
Mars Inc
0.88%, 07/16/2026
(f)
24,000 23,862
Nestle Holdings Inc
0.38%, 01/15/2024
(f),(h)
29,000 28,994
$ 52,856
Forest Products & Paper - 0 .30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(f)
17,000 17,680
Gas - 0 .25%
NiSource Inc
0.95%, 08/15/2025 14,600 14,608

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0 .96%
Centene Corp
4.25%, 12/15/2027 $ 11,300 $ 11,954
5.38%, 06/01/2026
(f)
1,625 1,706
5.38%, 08/15/2026
(f)
11,945 12,528
HCA Inc
5.25%, 06/15/2026 25,800 30,469
$ 56,657
Home Builders - 0 .18%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,415
Home Furnishings - 0 .26%
Panasonic Corp
2.54%, 07/19/2022
(f)
9,800 10,072
2.68%, 07/19/2024
(f),(h)
5,000 5,335
$ 15,407
Insurance - 5 .43%
Allstate Corp/The
0.88%, 03/29/2023 12,500 12,628
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 8,850 9,439
Five Corners Funding Trust
4.42%, 11/15/2023
(f)
26,875 29,767
Guardian Life Global Funding
0.88%, 12/10/2025
(f)
24,500 24,547
1.10%, 06/23/2025
(f)
17,525 17,688
MassMutual Global Funding II
0.85%, 06/09/2023
(f)
19,500 19,723
2.00%, 04/15/2021
(f)
31,938 32,053
2.75%, 06/22/2024
(f)
13,000 13,968
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(f)
14,700 14,701
0.90%, 06/08/2023
(f)
13,400 13,577
1.95%, 09/15/2021
(f)
28,175 28,490
3.60%, 01/11/2024
(f)
5,000 5,449
New York Life Global Funding
0.75%, 06/10/2022
(f)
24,000 24,155
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(f)
9,600 9,635
2.00%, 01/22/2025
(f)
9,800 10,305
2.30%, 06/10/2022
(f)
16,000 16,456
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(f)
24,500 24,562
Prudential Financial Inc
1.50%, 03/10/2026 13,700 14,136
$ 321,279
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 4,500 4,720
Machinery - Construction & Mining - 0 .17%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 9,700 10,089
Machinery - Diversified - 0 .60%
John Deere Capital Corp
0.70%, 01/15/2026 14,700 14,659
1.20%, 04/06/2023 6,100 6,212
Otis Worldwide Corp
0.69%, 04/05/2023 14,750 14,756
3 Month USD LIBOR + 0.45%
$ 35,627
Media - 1 .27%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 16,941
Discovery Communications LLC
4.90%, 03/11/2026 14,498 16,959
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sky Ltd
3.13%, 11/26/2022
(f)
$ 8,900 $ 9,338
ViacomCBS Inc
4.75%, 05/15/2025 14,850 17,120
Walt Disney Co/The
1.75%, 01/13/2026 14,350 14,963
$ 75,321
Mining - 0 .36%
Anglo American Capital PLC
5.38%, 04/01/2025
(f)
9,600 11,199
Glencore Funding LLC
1.63%, 09/01/2025
(f)
9,750 9,974
$ 21,173
Miscellaneous Manufacturers - 0 .25%
Trane Technologies Global Holding Co Ltd
2.90%, 02/21/2021 14,500 14,521
Mortgage Backed Securities - 3 .22%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 7 7
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(f),(i)
3,910 3,940
CHL Mortgage Pass-Through Trust 2003-46
2.70%, 01/19/2034
(i)
188 189
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(f),(i)
1,925 1,927
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(f),(i)
1,231 1,231
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(f),(i)
4,005 4,066
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(f),(i)
5,687 5,819
JP Morgan Mortgage Trust 2004-A3
2.82%, 07/25/2034
(i)
330 319
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 145
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(f),(i)
2,360 2,369
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(f),(i)
2,131 2,138
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(f),(i)
1,875 1,875
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(f),(i)
1,487 1,491
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(f),(i)
2,875 2,892
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(f),(i)
1,783 1,788
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(f),(i)
152 152
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(f),(i)
859 859
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(f),(i)
3,441 3,515
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(f),(i)
24,300 25,295
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(f),(i)
4,615 4,824
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(f),(i)
7,943 8,249
PHH Mortgage Trust Series 2008-CIM1
2.39%, 06/25/2038 931 932
1.00 x 1 Month USD LIBOR + 2.25%

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 $ 177 $ 177
PSMC 2018-1 Trust
3.50%, 02/25/2048
(f),(i)
1,904 1,907
PSMC 2018-2 Trust
3.50%, 06/25/2048
(f),(i)
682 681
PSMC 2020-1 Trust
3.50%, 01/25/2050
(f),(i)
7,910 7,997
PSMC 2020-2 Trust
3.00%, 05/25/2050
(f),(i)
7,160 7,282
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(i)
1,720 1,721
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(f),(i)
3,838 3,865
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(f),(i)
1,626 1,636
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(f),(i)
2,046 2,054
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(f),(i)
1,819 1,821
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(f),(i)
861 860
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(f),(i)
683 685
Sequoia Mortgage Trust 2019-2
4.00%, 06/25/2049
(f),(i)
1,759 1,761
Sequoia Mortgage Trust 2019-3
3.50%, 09/25/2049
(f),(i)
2,266 2,283
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(f),(i)
1,991 2,010
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(f),(i)
16,224 16,797
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(f),(i)
4,006 4,025
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(f),(i)
1,905 1,908
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(f),(i)
7,977 8,058
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(f),(i)
9,382 9,520
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(f),(i)
10,270 10,447
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(f),(i)
4,177 4,266
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(f),(i)
13,843 14,268
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(f),(i)
9,811 10,163
$ 190,218
Oil & Gas - 2 .02%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,474
Chevron USA Inc
0.43%, 08/11/2023 10,700 10,723
0.69%, 08/12/2025 14,600 14,538
Cimarex Energy Co
4.38%, 06/01/2024 12,500 13,664
Exxon Mobil Corp
1.57%, 04/15/2023 6,850 7,032
2.99%, 03/19/2025 9,800 10,636
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp
4.50%, 05/01/2023 $ 9,800 $ 10,601
Phillips 66
0.83%, 02/26/2021 700 700
3 Month USD LIBOR + 0.60%
0.84%, 02/15/2024 9,750 9,769
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 6,850 7,637
Shell International Finance BV
2.38%, 08/21/2022 11,700 12,073
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,769
3.10%, 05/15/2025 7,900 8,581
$ 119,197
Oil & Gas Services - 0 .27%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 7,310 7,614
Schlumberger Holdings Corp
3.75%, 05/01/2024
(f)
7,800 8,496
$ 16,110
Other Asset Backed Securities - 6 .06%
CCG Receivables Trust
2.80%, 09/14/2026
(f)
7,422 7,535
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(f)
136 137
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(f)
3,861 3,898
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(f)
13,360 13,549
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(f)
15,200 15,234
Drug Royalty III LP 1
1.84%, 10/15/2031
(f)
2,124 2,098
1.00 x 3 Month USD LIBOR + 1.60%
2.74%, 04/15/2027
(f)
387 387
1.00 x 3 Month USD LIBOR + 2.50%
3.60%, 04/15/2027
(f)
387 389
4.27%, 10/15/2031
(f)
2,580 2,656
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(f)
1,873 1,876
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(f)
7,500 7,530
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(f)
12,600 12,613
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(f)
3,099 3,123
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(f)
2,083 2,110
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(f)
5,991 6,252
PFS Financing Corp
0.93%, 08/15/2024
(f)
9,500 9,563
0.97%, 02/15/2026
(f)
17,650 17,800
2.23%, 10/15/2024
(f)
29,250 30,144
2.86%, 04/15/2024
(f)
9,750 10,017
3.19%, 04/17/2023
(f)
8,750 8,789
3.52%, 10/15/2023
(f)
6,750 6,901
Trafigura Securitisation Finance PLC 2018-1
3.73%, 03/15/2022
(f)
22,000 22,393
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(f)
2,636 2,645
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 15,756 15,951
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 13,500 13,742

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 $ 19,500 $ 19,875
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 23,000 23,481
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 22,000 22,525
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 10,500 10,554
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 17,750 17,813
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(f)
18,750 18,769
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(f)
4,900 4,951
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(f)
11,849 12,027
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(f)
5,193 5,220
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(f)
5,419 5,719
$ 358,266
Pharmaceuticals - 3 .40%
AbbVie Inc
2.15%, 11/19/2021 19,500 19,779
2.30%, 05/14/2021 14,800 14,868
AstraZeneca PLC
0.70%, 04/08/2026 24,000 23,636
Bayer US Finance II LLC
3.50%, 06/25/2021
(f)
4,750 4,798
3.88%, 12/15/2023
(f)
5,800 6,319
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,730
0.75%, 11/13/2025 14,700 14,731
2.90%, 07/26/2024 8,350 9,041
3.63%, 05/15/2024 8,100 8,877
CVS Health Corp
2.63%, 08/15/2024 10,500 11,212
3.35%, 03/09/2021 14,216 14,259
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,486
Merck & Co Inc
0.75%, 02/24/2026 8,800 8,788
Novartis Capital Corp
1.75%, 02/14/2025 14,700 15,353
Pfizer Inc
2.80%, 03/11/2022 9,750 10,025
$ 200,902
Pipelines - 1 .69%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,595
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 15,048
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(f)
12,550 12,985
Kinder Morgan Inc
1.52%, 01/15/2023 14,500 14,725
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,918
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
11,634 11,634
TransCanada PipeLines Ltd
2.43%, 05/15/2067 23,657 19,162
3 Month USD LIBOR + 2.21%
$ 100,067
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 2 .15%
American Tower Corp
2.40%, 03/15/2025 $ 9,600 $ 10,142
American Tower Trust #1
3.07%, 03/15/2048
(f)
24,100 24,494
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,887
CubeSmart LP
4.00%, 11/15/2025 3,275 3,697
4.38%, 12/15/2023 13,400 14,661
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,935
4.95%, 04/01/2024 4,750 5,210
Public Storage
0.88%, 02/15/2026 14,000 14,003
SBA Tower Trust
1.88%, 07/15/2050
(f)
6,463 6,728
3.17%, 04/09/2047
(f)
10,500 10,582
3.72%, 04/09/2048
(f)
632 647
Ventas Realty LP
3.50%, 04/15/2024 9,400 10,201
Welltower Inc
3.75%, 03/15/2023 4,920 5,204
3.95%, 09/01/2023 4,237 4,593
$ 126,984
Retail - 0 .11%
Walmart Inc
2.85%, 07/08/2024 6,000 6,486
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
1,200 —
Semiconductors - 0 .85%
Broadcom Inc
4.70%, 04/15/2025 10,300 11,727
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,574
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,580
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(f)
9,800 10,689
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
5,300 5,671
$ 50,241
Software - 0 .15%
Intuit Inc
0.65%, 07/15/2023 8,800 8,875
Student Loan Asset Backed Securities - 3 .29%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(f)
5,821 6,048
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(f)
8,909 9,218
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(f)
13,790 14,181
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(f)
5,820 5,978
KeyCorp Student Loan Trust 2000-A
0.53%, 05/25/2029 65 65
1.00 x 3 Month USD LIBOR + 0.32%
Keycorp Student Loan Trust 2000-b
0.53%, 07/25/2029 5,463 5,443
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.75%, 01/25/2037 11,971 11,972
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(f)
1,762 1,794
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(f)
4,445 4,449

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(f)
$ 3,827 $ 4,008
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(f)
1,128 1,130
Navient Private Education Refi Loan Trust
2019-D
0.53%, 12/15/2059
(f)
354 354
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(f)
1,342 1,347
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(f)
11,636 12,004
Navient Private Education Refi Loan Trust
2020-A
0.48%, 11/15/2068
(f)
3,444 3,442
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(f)
4,329 4,344
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(f)
13,615 13,902
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(f)
8,966 9,066
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(f)
9,876 9,969
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(f)
15,222 15,417
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(f)
11,000 11,001
Navient Student Loan Trust 2019-B
0.53%, 12/15/2059
(f)
588 588
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.62%, 06/15/2033 962 953
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.55%, 03/15/2024 7,566 7,524
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.51%, 06/15/2039 19,865 19,435
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.42%, 12/15/2039 11,582 11,188
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-B
0.48%, 07/15/2026
(f)
849 849
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.43%, 03/15/2027
(f)
8,791 8,792
1.00 x 1 Month USD LIBOR + 0.30%
$ 194,461
Telecommunications - 1 .70%
AT&T Inc
1.11%, 02/15/2023 8,525 8,616
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.22%, 05/15/2022
(f)
18,500 18,690
3.72%, 07/15/2043
(f)
1,263 1,320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(f)
$ 7,191 $ 7,254
4.74%, 03/20/2025
(f)
39,800 43,199
5.15%, 03/20/2028
(f)
9,500 11,058
Vodafone Group PLC
3.75%, 01/16/2024 9,750 10,630
$ 100,767
Transportation - 0 .13%
Ryder System Inc
3.75%, 06/09/2023 7,300 7,836
Trucking & Leasing - 0 .18%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(f)
9,800 10,656
TOTAL BONDS $ 5,241,777
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10 .77%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
3.15%, 09/01/2035 $ 32 $ 33
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 31 32
$ 65
Federal National Mortgage Association (FNMA) - 0 .00%
2.02%, 12/01/2032 12 12
1.00 x 12 Month USD LIBOR + 1.64%
2.17%, 10/01/2035 81 81
1.00 x 12 Month USD LIBOR + 1.67%
2.18%, 11/01/2022 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.05%
2.41%, 11/01/2032 11 12
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.41%, 07/01/2034 34 34
1.00 x 12 Month USD LIBOR + 1.63%
2.43%, 08/01/2034 25 26
1.00 x 12 Month USD LIBOR + 1.63%
2.70%, 02/01/2037 47 47
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.11%
2.72%, 02/01/2035 12 12
1.00 x 6 Month USD LIBOR + 2.07%
2.97%, 07/01/2034 10 10
1.00 x 12 Month USD LIBOR + 1.65%
3.75%, 01/01/2035 20 20
1.00 x 12 Month USD LIBOR + 1.75%
4.80%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 256
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0 .00%
9.00%, 04/20/2025 1 1
U.S. Treasury - 0 .28%
1.63%, 08/31/2022 16,000 16,379
U.S. Treasury Bill - 10 .49%
0.08%, 05/13/2021
(k)
31,400 31,393
0.08%, 05/20/2021
(k)
29,500 29,493
0.08%, 06/24/2021
(k)
19,500 19,494
0.09%, 02/11/2021
(k)
29,250 29,250
0.09%, 02/18/2021
(k)
29,000 28,999
0.09%, 02/25/2021
(k)
30,000 29,999

Schedule of Investments
Short-Term Income Fund
January 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.09%, 04/08/2021
(k)
$ 29,200 $ 29,196
0.09%, 05/27/2021
(k)
49,000 48,989
0.09%, 06/03/2021
(k)
29,400 29,392
0.09%, 06/17/2021
(k)
29,500 29,492
0.10%, 03/04/2021
(k)
49,000 48,998
0.10%, 03/11/2021
(k)
30,000 29,998
0.10%, 04/01/2021
(k)
29,400 29,397
0.10%, 04/29/2021
(k)
29,400 29,396
0.10%, 05/06/2021
(k)
29,400 29,395
0.11%, 02/04/2021
(k)
29,000 29,000
0.11%, 03/18/2021
(k)
30,000 29,998
0.11%, 03/25/2021
(k)
29,500 29,497
0.11%, 04/15/2021
(k)
29,500 29,496
0.11%, 04/22/2021
(k)
29,500 29,496
$ 620,368
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 637,072
Total Investments $ 5,926,526
Other Assets and Liabilities -  (0.24)% (14,056)
TOTAL NET ASSETS - 100.00% $ 5,912,470
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,815 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security purchased on a when-issued basis.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,682,671 or 28.46% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,736 or 0.05% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 29 .06%
Asset Backed Securities 18 .11%
Government 11 .22%
Mortgage Securities 10 .48%
Consumer, Non-cyclical 8 .80%
Utilities 6 .50%
Energy 3 .98%
Communications 2 .97%
Industrial 2 .92%
Technology 2 .16%
Basic Materials 1 .67%
Consumer, Cyclical 1 .56%
Money Market Funds 0 .81%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 25,115 $ 718,648 $ 698,901 $ 44,862
$ 25,115 $ 718,648 $ 698,901 $ 44,862
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2021 Short 2,120 $ 266,855 $ 91
Total $ 91
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .91 % Shares Held Value (000's)
Money Market Funds - 3 .91%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,681,843 $ 3,682
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
34,255,019 34,255
$ 37,937
TOTAL INVESTMENT COMPANIES $ 37,937
COMMON STOCKS - 97 .38 % Shares Held Value (000's)
Agriculture - 2 .24%
Darling Ingredients Inc
(d)
272,500 $ 16,898
Vital Farms Inc
(d),(e)
194,600 4,812
$ 21,710
Airlines - 0 .62%
SkyWest Inc 153,500 5,985
Automobile Parts & Equipment - 1 .11%
Modine Manufacturing Co
(d)
243,300 3,054
Visteon Corp
(d)
60,600 7,725
$ 10,779
Banks - 5 .36%
BancFirst Corp 56,600 3,262
First Foundation Inc 147,700 2,993
First Horizon Corp 483,444 6,715
First Interstate BancSystem Inc 209,000 8,080
First Merchants Corp 155,700 5,865
First Midwest Bancorp Inc/IL 366,600 6,060
Independent Bank Corp/MI 108,100 1,985
Lakeland Bancorp Inc 125,800 1,649
United Community Banks Inc/GA 337,650 10,072
WesBanco Inc 182,900 5,304
$ 51,985
Biotechnology - 5 .79%
Acceleron Pharma Inc
(d)
48,400 5,592
ADC Therapeutics SA
(d)
71,200 2,034
Allogene Therapeutics Inc
(d)
73,100 2,536
Bluebird Bio Inc
(d)
63,000 2,807
Denali Therapeutics Inc
(d)
144,100 9,871
FibroGen Inc
(d)
129,100 6,220
Insmed Inc
(d)
188,000 7,067
Iovance Biotherapeutics Inc
(d)
141,600 6,208
MacroGenics Inc
(d)
150,300 3,072
Magenta Therapeutics Inc
(d)
217,600 1,923
Precision BioSciences Inc
(d)
321,100 3,892
Seagen Inc
(d)
30,000 4,928
$ 56,150
Building Materials - 2 .26%
Builders FirstSource Inc
(d)
319,600 12,225
Masonite International Corp
(d)
97,600 9,711
$ 21,936
Chemicals - 1 .06%
Cabot Corp 159,100 6,986
Koppers Holdings Inc
(d)
99,000 3,295
$ 10,281
Commercial Services - 4 .11%
AMN Healthcare Services Inc
(d)
105,300 7,594
BrightView Holdings Inc
(d)
295,700 4,193
Heidrick & Struggles International Inc 88,900 2,592
Huron Consulting Group Inc
(d)
137,900 7,303
Medifast Inc 31,600 7,416
Nesco Holdings Inc
(d),(e)
312,600 2,382
Triton International Ltd/Bermuda 180,900 8,383
$ 39,863
Computers - 3 .15%
CACI International Inc
(d)
31,400 7,574
ExlService Holdings Inc
(d)
96,600 7,407
Perspecta Inc 409,600 11,858
Ping Identity Holding Corp
(d)
124,200 3,715
$ 30,554
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .85%
Central Garden & Pet Co - A Shares
(d)
149,880 $ 5,845
Quanex Building Products Corp 107,991 2,375
$ 8,220
Distribution & Wholesale - 0 .30%
Titan Machinery Inc
(d)
138,200 2,944
Diversified Financial Services - 3 .70%
Federated Hermes Inc 138,800 3,748
Lazard Ltd 93,600 3,856
LPL Financial Holdings Inc 56,200 6,089
Piper Sandler Cos 83,940 7,666
Stifel Financial Corp 279,066 14,461
$ 35,820
Electric - 0 .83%
Portland General Electric Co 189,500 8,014
Electrical Components & Equipment - 1 .47%
EnerSys 139,500 11,471
nLight Inc
(d)
88,364 2,799
$ 14,270
Electronics - 3 .65%
Advanced Energy Industries Inc 118,100 12,115
Atkore International Group Inc
(d)
207,700 9,213
SYNNEX Corp 69,200 5,648
Vishay Intertechnology Inc 391,000 8,426
$ 35,402
Energy - Alternate Sources - 0 .54%
Array Technologies Inc
(d)
107,381 4,377
Shoals Technologies Group Inc
(d)
25,300 858
$ 5,235
Engineering & Construction - 2 .07%
Dycom Industries Inc
(d)
138,300 11,222
MYR Group Inc
(d)
69,100 3,842
Tutor Perini Corp
(d)
333,006 4,962
$ 20,026
Entertainment - 2 .88%
Caesars Entertainment Inc
(d)
217,300 15,296
Golden Entertainment Inc
(d)
231,800 3,940
Vail Resorts Inc 32,700 8,697
$ 27,933
Food - 0 .93%
Performance Food Group Co
(d)
192,618 9,030
Forest Products & Paper - 0 .18%
Glatfelter Corp 110,600 1,731
Gas - 0 .70%
Southwest Gas Holdings Inc 113,890 6,829
Healthcare - Products - 4 .00%
Adaptive Biotechnologies Corp
(d)
106,200 5,891
Castle Biosciences Inc
(d)
47,500 3,174
Natera Inc
(d)
141,015 15,038
Nevro Corp
(d)
54,200 8,769
STAAR Surgical Co
(d)
57,200 5,868
$ 38,740
Healthcare - Services - 4 .99%
Accolade Inc
(d)
71,325 3,615
Addus HomeCare Corp
(d)
99,600 11,210
Amedisys Inc
(d)
14,300 4,109
Encompass Health Corp 117,300 9,431
Syneos Health Inc
(d)
146,500 10,892
Teladoc Health Inc
(d)
34,600 9,129
$ 48,386
Holding Companies - Diversified - 1 .87%
Ajax I
(d),(e)
382,900 4,484
Ajax I - Class A Warrants
(d)
95,725 291
GS Acquisition Holdings Corp II
(d)
717,900 8,299
GS Acquisition Holdings Corp II - Class A
Warrants
(d)
179,475 592
Vesper Healthcare Acquisition Corp
(d),(f)
400,300 4,191

Schedule of Investments
SmallCap Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Vesper Healthcare Acquisition Corp - Warrants
(d)
133,433 $ 304
$ 18,161
Home Builders - 1 .28%
Taylor Morrison Home Corp
(d)
479,200 12,450
Home Furnishings - 0 .72%
Purple Innovation Inc
(d)
203,514 6,928
Insurance - 2 .65%
CNO Financial Group Inc 246,300 5,224
Essent Group Ltd 153,900 6,438
Hanover Insurance Group Inc/The 80,100 9,009
Reinsurance Group of America Inc 15,300 1,607
Stewart Information Services Corp 31,328 1,453
Trean Insurance Group Inc
(d)
129,300 1,925
$ 25,656
Internet - 1 .30%
Eventbrite Inc
(d)
312,800 5,583
Revolve Group Inc
(d)
188,800 7,016
$ 12,599
Iron & Steel - 1 .42%
Cleveland-Cliffs Inc 898,600 13,785
Leisure Products & Services - 0 .96%
Lindblad Expeditions Holdings Inc
(d)
190,400 2,989
Planet Fitness Inc
(d)
88,200 6,351
$ 9,340
Lodging - 0 .86%
Extended Stay America Inc 568,550 8,346
Machinery - Diversified - 0 .60%
Columbus McKinnon Corp/NY 133,500 5,766
Media - 0 .64%
World Wrestling Entertainment Inc 110,900 6,247
Metal Fabrication & Hardware - 1 .09%
Rexnord Corp 277,900 10,521
Mining - 0 .48%
Alcoa Corp
(d)
145,690 2,623
Piedmont Lithium Ltd ADR
(d),(e)
40,100 1,992
$ 4,615
Miscellaneous Manufacturers - 1 .28%
Hillenbrand Inc 243,400 10,004
Trinseo SA 47,600 2,419
$ 12,423
Oil & Gas - 0 .78%
PDC Energy Inc
(d)
77,600 1,685
Pioneer Natural Resources Co 48,910 5,913
$ 7,598
Oil & Gas Services - 0 .45%
ChampionX Corp
(d)
287,035 4,389
Packaging & Containers - 0 .71%
Graphic Packaging Holding Co 442,300 6,926
Pharmaceuticals - 3 .62%
AdaptHealth Corp
(d)
265,560 10,163
Collegium Pharmaceutical Inc
(d)
182,900 4,415
DexCom Inc
(d)
11,300 4,236
Horizon Therapeutics Plc
(d)
126,500 9,169
PMV Pharmaceuticals Inc
(d)
53,358 1,822
Revance Therapeutics Inc
(d)
209,600 5,332
$ 35,137
REITs - 5 .08%
Agree Realty Corp 137,200 8,671
Cousins Properties Inc 264,401 8,339
First Industrial Realty Trust Inc 221,840 9,016
Ladder Capital Corp 458,100 4,503
Pebblebrook Hotel Trust 489,536 8,998
Rexford Industrial Realty Inc 198,800 9,729
$ 49,256
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 5 .47%
Bed Bath & Beyond Inc
(e)
47,000 $ 1,661
BJ's Wholesale Club Holdings Inc
(d)
236,651 9,956
Bloomin' Brands Inc 132,100 2,783
Brinker International Inc 86,600 5,099
Caleres Inc 520,300 7,862
Petco Health & Wellness Co Inc
(d),(e)
254,973 6,637
Ruth's Hospitality Group Inc 227,300 4,135
Sally Beauty Holdings Inc
(d)
338,300 5,108
Vroom Inc
(d)
184,700 6,802
World Fuel Services Corp 97,300 2,976
$ 53,019
Savings & Loans - 1 .48%
Meridian Bancorp Inc 80,600 1,221
Provident Financial Services Inc 237,100 4,391
Sterling Bancorp/DE 473,500 8,741
$ 14,353
Semiconductors - 2 .99%
Allegro MicroSystems Inc
(d)
248,500 6,938
Entegris Inc 96,340 9,479
SiTime Corp
(d)
102,600 12,522
$ 28,939
Software - 7 .32%
Aspen Technology Inc
(d)
65,900 8,824
Bentley Systems Inc 68,383 2,687
BigCommerce Holdings Inc
(d),(e)
26,200 2,094
Cloudflare Inc
(d)
124,700 9,559
Concentrix Corp
(d)
69,200 7,399
Duck Creek Technologies Inc
(d)
53,600 2,591
Jamf Holding Corp
(d)
108,300 4,000
Manhattan Associates Inc
(d)
96,300 10,904
SolarWinds Corp
(d)
417,903 7,025
Sprout Social Inc
(d)
209,000 13,794
Sumo Logic Inc
(d),(e)
25,300 871
Vertex Inc
(d)
35,900 1,179
$ 70,927
Telecommunications - 0 .19%
Switch Inc 105,300 1,813
Transportation - 1 .35%
Atlas Air Worldwide Holdings Inc
(d)
86,709 4,493
Bristow Group Inc
(d)
101,800 2,465
Hub Group Inc
(d)
116,100 6,110
$ 13,068
TOTAL COMMON STOCKS $ 944,085
Total Investments $ 982,022
Other Assets and Liabilities -  (1.29)% (12,494)
TOTAL NET ASSETS - 100.00% $ 969,528
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,582 or 1.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,342 or 1.17% of net assets.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.

Schedule of Investments
SmallCap Fund
January 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 26 .53%
Financial 18 .27%
Industrial 14 .48%
Consumer, Cyclical 14 .20%
Technology 13 .46%
Money Market Funds 3 .91%
Basic Materials 3 .14%
Communications 2 .13%
Diversified 1 .81%
Energy 1 .77%
Utilities 1 .53%
Diversifed 0 .06%
Other Assets and Liabilities
( 1 .29 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,913 $ 157,415 $ 153,073 $ 34,255
$ 29,913 $ 157,415 $ 153,073 $ 34,255
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Vesper Healthcare Acquisition Corp 09/30/20-11/17/20 $ 3,735 $ 4,191 0.43%
Total $ 4,191 0.43%
Amounts in thousands.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.89% Shares Held Value (000's)
Exchange-Traded Funds - 0.26%
iShares Russell 2000 Growth ETF
(a)
24,592 $ 7,387
Money Market Funds - 3.63%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
13,161,985 13,162
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
88,639,886 88,640
$ 101,802
TOTAL INVESTMENT COMPANIES $ 109,189
COMMON STOCKS - 97.26% Shares Held Value (000's)
Advertising - 0.00%
Quotient Technology Inc
(e)
10,427 92
Aerospace & Defense - 0.51%
Aerojet Rocketdyne Holdings Inc
(e)
14,833 772
AeroVironment Inc
(e)
4,447 510
Kaman Corp 531 27
Kratos Defense & Security Solutions Inc
(e)
367,239 9,747
Mercury Systems Inc
(e)
45,204 3,212
National Presto Industries Inc 46 4
$ 14,272
Agriculture - 0.21%
Cadiz Inc
(a),(e)
1,878 21
Greenlane Holdings Inc
(e)
1,411 6
Limoneira Co 499 8
Mission Produce Inc
(e)
813 16
Turning Point Brands Inc 2,499 118
Vector Group Ltd 3,282 38
Vital Farms Inc
(a),(e)
229,747 5,682
$ 5,889
Airlines - 0.00%
Allegiant Travel Co 320 58
Apparel - 0.10%
Crocs Inc
(e)
13,713 960
Deckers Outdoor Corp
(e)
5,749 1,679
Steven Madden Ltd 7,429 250
Superior Group of Cos Inc 272 6
$ 2,895
Automobile Manufacturers - 0.16%
Blue Bird Corp
(e)
1,029 21
Fisker Inc
(a),(e)
301,370 4,530
REV Group Inc 466 5
$ 4,556
Automobile Parts & Equipment - 0.98%
Dorman Products Inc
(e)
5,470 497
Douglas Dynamics Inc 4,370 178
Fox Factory Holding Corp
(e)
166,882 19,966
Gentherm Inc
(e)
6,728 412
Meritor Inc
(e)
10,914 282
Methode Electronics Inc 1,393 52
Motorcar Parts of America Inc
(e)
381 9
Shyft Group Inc/The 7,083 214
Standard Motor Products Inc 691 27
Telenav Inc
(e)
1,960 9
Visteon Corp
(e)
45,187 5,761
XPEL Inc
(e)
3,428 164
$ 27,571
Banks - 1.47%
Altabancorp 107 3
Bank First Corp 1,196 79
Bank7 Corp 138 2
BayCom Corp
(e)
444 7
Cambridge Bancorp 248 18
Century Bancorp Inc/MA 44 3
Coastal Financial Corp/WA
(e)
90 2
Customers Bancorp Inc
(e)
285 6
Eastern Bankshares Inc 402,392 6,414
Esquire Financial Holdings Inc
(e)
280 6
First Financial Bankshares Inc 335,053 12,692
First Foundation Inc 1,846 37
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Glacier Bancorp Inc 2,066 $ 96
Hanmi Financial Corp 333 5
Independent Bank Corp 463 35
Kearny Financial Corp/MD 4,317 45
Lakeland Financial Corp 219 13
Live Oak Bancshares Inc 66,088 2,636
Luther Burbank Corp 109 1
Meridian Corp 120 2
National Bank Holdings Corp 1,549 52
Northeast Bank 57 2
Prosperity Bancshares Inc 179,923 12,134
Reliant Bancorp Inc 90 2
ServisFirst Bancshares Inc 7,434 305
Silvergate Capital Corp
(e)
27,099 2,522
South State Corp 58,599 4,087
Stock Yards Bancorp Inc 495 22
Unity Bancorp Inc 31 1
Walker & Dunlop Inc 457 38
West BanCorp Inc 354 7
Westamerica BanCorp 776 43
$ 41,317
Beverages - 0.04%
Celsius Holdings Inc
(e)
7,202 384
Coca-Cola Consolidated Inc 966 258
MGP Ingredients Inc 1,983 115
National Beverage Corp
(a)
2,427 368
NewAge Inc
(a),(e)
7,284 22
$ 1,147
Biotechnology - 13.84%
Abcam PLC ADR
(e)
170,651 3,947
Abeona Therapeutics Inc
(e)
2,694 5
Acceleron Pharma Inc
(e)
53,788 6,214
ADC Therapeutics SA
(a),(e)
145,021 4,143
ADMA Biologics Inc
(a),(e)
9,694 22
Adverum Biotechnologies Inc
(e)
15,654 193
Affimed NV
(e)
17,460 100
Agenus Inc
(e)
31,782 117
Akero Therapeutics Inc
(e)
2,847 84
Akouos Inc
(e)
2,414 38
Albireo Pharma Inc
(e)
2,417 89
Alder Biopharmaceuticals Inc
(a),(e),(f),(g)
9,847 12
Aligos Therapeutics Inc
(e)
1,637 46
Allakos Inc
(e)
65,642 8,752
Allogene Therapeutics Inc
(e)
189,168 6,564
ALX Oncology Holdings Inc
(a),(e)
1,597 127
Amicus Therapeutics Inc
(e)
428,051 8,095
Anavex Life Sciences Corp
(a),(e)
11,108 70
ANI Pharmaceuticals Inc
(e)
1,007 29
Annexon Inc
(e)
180,459 3,970
Apellis Pharmaceuticals Inc
(e)
12,334 546
Applied Molecular Transport Inc
(a),(e)
2,067 72
Applied Therapeutics Inc
(e)
126,995 2,659
Aprea Therapeutics Inc
(a),(e)
1,801 10
Aravive Inc
(e)
2,398 13
Arcturus Therapeutics Holdings Inc
(a),(e)
4,520 328
Arcus Biosciences Inc
(e)
8,657 301
Arcutis Biotherapeutics Inc
(e)
4,252 116
Ardelyx Inc
(e)
15,828 107
Arena Pharmaceuticals Inc
(e)
136,053 10,101
Arrowhead Pharmaceuticals Inc
(e)
20,616 1,591
Ascendis Pharma A/S ADR
(e)
59,677 8,960
Assembly Biosciences Inc
(e)
3,169 18
Atara Biotherapeutics Inc
(e)
11,517 213
Atea Pharmaceuticals Inc
(a),(e)
2,354 172
Athersys Inc
(a),(e)
35,712 69
Athira Pharma Inc
(e)
2,084 44
Atreca Inc
(e)
5,486 71
AVEO Pharmaceuticals Inc
(e)
1,957 16
Avid Bioservices Inc
(e)
10,430 152

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Avidity Biosciences Inc
(e)
2,780 $ 64
Avrobio Inc
(e)
212,133 3,036
Axsome Therapeutics Inc
(e)
82,229 5,599
Aziyo Biologics Inc
(e)
476 8
Beam Therapeutics Inc
(e)
8,193 790
BioCryst Pharmaceuticals Inc
(e)
29,146 248
Biodesix Inc
(e)
591 14
Biohaven Pharmaceutical Holding Co Ltd
(e)
209,485 17,852
Black Diamond Therapeutics Inc
(e)
3,798 94
Blueprint Medicines Corp
(e)
252,282 24,409
BrainStorm Cell Therapeutics Inc
(e)
5,484 33
Bridgebio Pharma Inc
(a),(e)
20,083 1,140
C4 Therapeutics Inc
(e)
1,730 63
Calithera Biosciences Inc
(e)
14,274 41
Cara Therapeutics Inc
(e)
8,453 158
CASI Pharmaceuticals Inc
(e)
11,025 37
Catabasis Pharmaceuticals Inc
(e)
1,731 7
CEL-SCI Corp
(a),(e)
6,096 152
Centogene NV
(e)
1,563 17
Cerecor Inc
(e)
7,149 23
Certara Inc
(e)
279,071 9,605
Champions Oncology Inc
(e)
1,336 15
Checkmate Pharmaceuticals Inc
(e)
784 12
ChemoCentryx Inc
(e)
74,883 4,269
Chinook Therapeutics Inc
(e)
2,184 31
ChromaDex Corp
(e)
8,532 40
Codiak Biosciences Inc
(e)
863 21
Cohbar Inc
(e)
6,398 11
Constellation Pharmaceuticals Inc
(e)
6,435 212
ContraFect Corp
(e)
4,717 23
Cortexyme Inc
(e)
3,090 121
Crinetics Pharmaceuticals Inc
(e)
5,876 84
Cue Biopharma Inc
(e)
6,021 82
Curis Inc
(e)
423,524 4,426
CytomX Therapeutics Inc
(e)
9,784 68
Deciphera Pharmaceuticals Inc
(e)
192,861 8,525
Denali Therapeutics Inc
(e)
12,915 885
DermTech Inc
(e)
1,683 69
Dicerna Pharmaceuticals Inc
(e)
127,269 2,860
Dynavax Technologies Corp
(e)
18,824 119
Dyne Therapeutics Inc
(e)
2,308 45
Editas Medicine Inc
(e)
12,900 791
Eiger BioPharmaceuticals Inc
(e)
6,281 60
Emergent BioSolutions Inc
(e)
9,269 990
Epizyme Inc
(e)
11,766 129
Esperion Therapeutics Inc
(a),(e)
5,433 171
Evelo Biosciences Inc
(a),(e)
3,845 67
Evolus Inc
(a),(e)
1,338 9
Exagen Inc
(e)
594 9
Exicure Inc
(e)
6,967 15
Fate Therapeutics Inc
(e)
15,537 1,408
FibroGen Inc
(e)
109,875 5,294
Forma Therapeutics Holdings Inc
(e)
2,680 104
Frequency Therapeutics Inc
(a),(e)
5,267 205
Galera Therapeutics Inc
(e)
1,627 18
Generation Bio Co
(e)
2,047 54
Genprex Inc
(e)
5,969 27
Gossamer Bio Inc
(e)
4,968 50
Guardant Health Inc
(e)
42,031 6,536
Halozyme Therapeutics Inc
(e)
27,311 1,300
Homology Medicines Inc
(e)
7,372 90
iBio Inc
(e)
32,415 52
IGM Biosciences Inc
(a),(e)
1,503 143
Immunic Inc
(e)
506 8
ImmunoGen Inc
(e)
16,017 114
Immunome Inc
(e)
279 4
Immunovant Inc
(e)
134,473 5,249
Inhibrx Inc
(a),(e)
1,318 42
Innoviva Inc
(e)
13,281 160
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Inovio Pharmaceuticals Inc
(a),(e)
32,797 $ 418
Inozyme Pharma Inc
(e)
1,248 26
Insmed Inc
(e)
218,385 8,209
Intercept Pharmaceuticals Inc
(e)
5,442 192
Intra-Cellular Therapies Inc
(e)
5,211 168
Iovance Biotherapeutics Inc
(e)
193,258 8,473
iTeos Therapeutics Inc
(e)
153,199 4,902
Kadmon Holdings Inc
(e)
36,134 173
Kaleido Biosciences Inc
(a),(e)
2,410 36
Karuna Therapeutics Inc
(e)
3,244 322
Karyopharm Therapeutics Inc
(e)
379,126 5,775
Keros Therapeutics Inc
(e)
2,504 143
Kindred Biosciences Inc
(e)
5,335 27
Kiniksa Pharmaceuticals Ltd
(e)
5,161 102
Kodiak Sciences Inc
(e)
6,618 836
Kronos Bio Inc
(e)
2,370 65
Krystal Biotech Inc
(e)
2,844 198
Kymera Therapeutics Inc
(a),(e)
1,636 101
Legend Biotech Corp ADR
(e)
110,821 2,800
Lexicon Pharmaceuticals Inc
(e)
8,487 67
Ligand Pharmaceuticals Inc
(a),(e)
2,963 549
Liquidia Corp
(a),(e)
3,932 11
LogicBio Therapeutics Inc
(e)
3,367 27
Lyra Therapeutics Inc
(e)
1,253 13
MacroGenics Inc
(e)
3,946 81
Magenta Therapeutics Inc
(e)
3,114 28
Marker Therapeutics Inc
(e)
3,142 6
MEI Pharma Inc
(e)
19,195 62
MeiraGTx Holdings plc
(e)
4,043 58
Mersana Therapeutics Inc
(e)
10,932 208
Metacrine Inc
(e)
1,029 10
Mirati Therapeutics Inc
(e)
30,192 6,199
Molecular Templates Inc
(e)
5,265 60
Mustang Bio Inc
(e)
10,342 43
NantKwest Inc
(a),(e)
5,134 97
NeoGenomics Inc
(e)
690,455 36,607
NextCure Inc
(e)
2,947 34
NGM Biopharmaceuticals Inc
(e)
4,569 117
Nkarta Inc
(e)
2,705 107
Novavax Inc
(e)
12,068 2,666
Nurix Therapeutics Inc
(a),(e)
1,851 67
Omeros Corp
(a),(e)
12,371 241
Oncocyte Corp
(e)
12,192 62
Oncorus Inc
(e)
1,074 24
Oncternal Therapeutics Inc
(e),(f),(g)
139 —
Organogenesis Holdings Inc
(e)
4,930 52
Orgenesis Inc
(e)
453 3
Osmotica Pharmaceuticals PLC
(a),(e)
2,188 9
Ovid therapeutics Inc
(e)
9,344 26
Oyster Point Pharma Inc
(e)
1,248 23
Pacific Biosciences of California Inc
(e)
31,811 1,029
Pandion Therapeutics Inc
(a),(e)
1,080 19
Phathom Pharmaceuticals Inc
(e)
2,207 85
Pieris Pharmaceuticals Inc
(e)
10,557 27
Pliant Therapeutics Inc
(e)
1,736 43
Poseida Therapeutics Inc
(e)
2,039 18
Praxis Precision Medicines Inc
(a),(e)
97,407 4,957
Precigen Inc
(e)
11,456 97
Precision BioSciences Inc
(e)
9,337 113
Prelude Therapeutics Inc
(a),(e)
1,490 97
Protara Therapeutics Inc
(e)
761 14
Provention Bio Inc
(e)
9,967 137
PTC Therapeutics Inc
(e)
138,642 8,016
Puma Biotechnology Inc
(e)
6,630 78
Radius Health Inc
(e)
9,336 175
RAPT Therapeutics Inc
(e)
2,396 48
REGENXBIO Inc
(e)
6,994 289
Relay Therapeutics Inc
(e)
114,885 5,696
Replimune Group Inc
(e)
208,826 8,103

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
REVOLUTION Medicines Inc
(e)
7,924 $ 334
Rigel Pharmaceuticals Inc
(e)
34,899 127
Rocket Pharmaceuticals Inc
(e)
6,997 385
Rubius Therapeutics Inc
(a),(e)
918 11
Sage Therapeutics Inc
(e)
54,430 4,390
Sangamo Therapeutics Inc
(e)
23,648 323
Satsuma Pharmaceuticals Inc
(e)
1,305 8
Scholar Rock Holding Corp
(e)
5,253 313
Selecta Biosciences Inc
(e)
5,525 22
Shattuck Labs Inc
(e)
2,126 105
Solid Biosciences Inc
(e)
220 1
Sorrento Therapeutics Inc
(a),(e)
51,402 651
SpringWorks Therapeutics Inc
(e)
4,935 411
Spruce Biosciences Inc
(e)
1,129 23
SQZ Biotechnologies Co
(e)
722 17
Stoke Therapeutics Inc
(a),(e)
2,549 156
Strongbridge Biopharma PLC
(e)
8,031 22
Sutro Biopharma Inc
(e)
4,907 109
Syndax Pharmaceuticals Inc
(e)
5,532 111
Tarsus Pharmaceuticals Inc
(e)
998 38
Taysha Gene Therapies Inc
(a),(e)
1,407 37
TCR2 Therapeutics Inc
(e)
318 8
Tela Bio Inc
(e)
1,274 18
TG Therapeutics Inc
(e)
20,220 976
Theravance Biopharma Inc
(e)
8,289 155
Tobira Therapeutics Inc - Rights
(e),(f),(g)
1,559 2
Translate Bio Inc
(e)
13,999 334
TransMedics Group Inc
(e)
125,337 2,855
Travere Therapeutics Inc
(e)
10,047 254
Turning Point Therapeutics Inc
(e)
150,750 18,918
Twist Bioscience Corp
(e)
129,709 21,341
Tyme Technologies Inc
(e)
13,667 24
Ultragenyx Pharmaceutical Inc
(e)
155,915 21,608
United Therapeutics Corp
(e)
40,814 6,686
UNITY Biotechnology Inc
(e)
6,600 39
Vaxart Inc
(a),(e)
9,328 112
VBI Vaccines Inc
(e)
30,448 99
Veracyte Inc
(e)
11,762 667
Verastem Inc
(e)
14,469 28
Vericel Corp
(e)
8,314 343
Veru Inc
(a),(e)
10,910 96
Viela Bio Inc
(a),(e)
4,539 157
Viking Therapeutics Inc
(e)
678 5
Vir Biotechnology Inc
(e)
144,395 9,319
VolitionRX Ltd
(a),(e)
5,087 23
VYNE Therapeutics Inc
(e)
2,072 4
WaVe Life Sciences Ltd
(e)
6,731 68
Xencor Inc
(e)
10,751 492
XOMA Corp
(a),(e)
923 33
Y-mAbs Therapeutics Inc
(e)
136,016 5,714
Zentalis Pharmaceuticals Inc
(e)
118,882 4,562
ZIOPHARM Oncology Inc
(e)
29,516 110
$ 388,791
Building Materials - 2.10%
AAON Inc 8,435 624
Apogee Enterprises Inc 703 25
AZEK Co Inc/The
(e)
591,034 23,577
Boise Cascade Co 1,475 70
Builders FirstSource Inc
(e)
21,545 824
Cornerstone Building Brands Inc
(e)
3,573 41
Forterra Inc
(e)
5,973 109
Gibraltar Industries Inc
(e)
1,514 136
Louisiana-Pacific Corp 22,571 858
Masonite International Corp
(e)
46,587 4,636
Patrick Industries Inc 4,335 299
PGT Innovations Inc
(e)
4,381 91
Research Frontiers Inc
(a),(e)
3,801 15
Simpson Manufacturing Co Inc 133,801 12,309
SPX Corp
(e)
6,544 338
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Trex Co Inc
(e)
157,039 $ 14,411
UFP Industries Inc 10,357 559
$ 58,922
Chemicals - 0.89%
AgroFresh Solutions Inc
(e)
43 —
American Vanguard Corp 831 14
Amyris Inc
(a),(e)
1,955 18
Balchem Corp 6,067 649
Codexis Inc
(e)
11,229 262
Element Solutions Inc 412,400 7,023
Ferro Corp
(e)
12,687 175
GCP Applied Technologies Inc
(e)
7,999 198
Hawkins Inc 1,156 64
HB Fuller Co 6,862 349
Ingevity Corp
(e)
8,530 560
Innospec Inc 4,066 357
Koppers Holdings Inc
(e)
2,731 91
Marrone Bio Innovations Inc
(e)
9,632 16
Orion Engineered Carbons SA 6,896 105
PQ Group Holdings Inc 1,218 17
Quaker Chemical Corp 55,473 14,541
Rogers Corp
(e)
666 104
Sensient Technologies Corp 3,565 251
Stepan Co 379 43
Tronox Holdings PLC 6,414 99
$ 24,936
Commercial Services - 5.23%
Aaron's Co Inc/The
(e)
752 13
Alarm.com Holdings Inc
(e)
9,759 907
AMN Healthcare Services Inc
(e)
9,584 691
ASGN Inc
(e)
8,645 717
Aspen Group Inc/CO
(e)
4,573 43
Avis Budget Group Inc
(e)
10,815 447
Barrett Business Services Inc 78 5
Bright Horizons Family Solutions Inc
(e)
114,179 17,352
Brink's Co/The 10,108 689
CAI International Inc 561 18
Cardtronics PLC
(e)
5,375 209
Cass Information Systems Inc 2,924 119
CBIZ Inc
(e)
1,855 48
Chegg Inc
(e)
285,807 27,226
Cimpress PLC
(e)
1,187 108
Collectors Universe Inc 1,700 155
CorVel Corp
(e)
1,801 178
CRA International Inc 1,258 67
Cross Country Healthcare Inc
(e)
531 5
Driven Brands Holdings Inc
(a),(e)
372,067 10,455
EVERTEC Inc 12,366 429
Evo Payments Inc
(e)
604,869 13,888
Forrester Research Inc
(e)
2,390 95
Franchise Group Inc 484 18
Franklin Covey Co
(e)
2,731 66
FTI Consulting Inc
(e)
95,218 10,471
Genasys Inc
(e)
7,142 53
Green Dot Corp
(e)
974 49
GreenSky Inc
(e)
13,501 67
Hackett Group Inc/The 4,743 65
HealthEquity Inc
(e)
173,948 14,533
Herc Holdings Inc
(e)
202 13
HMS Holdings Corp
(e)
18,096 666
Huron Consulting Group Inc
(e)
418 22
ICF International Inc 1,915 148
Insperity Inc 3,671 288
Kforce Inc 4,145 177
LiveRamp Holdings Inc
(e)
92,698 7,018
Medifast Inc 2,319 544
Monro Inc 3,415 200
National Research Corp 2,843 129
Perdoceo Education Corp
(e)
14,490 171

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PFSweb Inc
(e)
2,250 $ 15
Priority Technology Holdings Inc
(e)
976 8
Progyny Inc
(e)
166,646 7,793
R1 RCM Inc
(e)
22,366 564
Rent-A-Center Inc/TX 8,842 383
Repay Holdings Corp
(e)
152,449 3,377
Shift4 Payments Inc
(e)
147,924 9,616
ShotSpotter Inc
(e)
1,768 81
Strategic Education Inc 4,957 438
TriNet Group Inc
(e)
99,520 7,375
Universal Technical Institute Inc
(e)
5,433 33
Vectrus Inc
(e)
913 47
Vivint Smart Home Inc
(e)
3,190 60
WEX Inc
(e)
44,783 8,446
Willdan Group Inc
(e)
1,579 71
WW International Inc
(e)
2,473 66
$ 146,935
Computers - 3.25%
Corsair Gaming Inc
(a),(e)
2,629 99
Cubic Corp 798 49
Diebold Nixdorf Inc
(e)
6,083 83
ExlService Holdings Inc
(e)
6,797 521
ExOne Co/The
(e)
1,704 47
Genpact Ltd 608,399 23,289
iCAD Inc
(e)
4,371 66
Insight Enterprises Inc
(e)
1,943 148
Mastech Digital Inc
(e)
780 13
MAXIMUS Inc 63,468 4,764
Mitek Systems Inc
(e)
8,345 135
OneSpan Inc
(e)
7,000 163
PAE Inc
(e)
12,131 101
PAR Technology Corp
(e)
3,913 244
Parsons Corp
(e)
3,338 119
Perspecta Inc 23,679 685
Ping Identity Holding Corp
(e)
124,691 3,730
PlayAGS Inc
(e)
917 5
Qualys Inc
(e)
6,991 968
Quantum Corp
(e)
737 5
Rapid7 Inc
(e)
317,250 27,543
Rimini Street Inc
(e)
4,534 32
SecureWorks Corp
(e)
59 1
Super Micro Computer Inc
(e)
79,846 2,476
Sykes Enterprises Inc
(e)
330 13
Tenable Holdings Inc
(e)
14,590 722
TTEC Holdings Inc 3,727 282
Unisys Corp
(e)
1,159 28
USA Technologies Inc
(e)
217,718 2,160
Varonis Systems Inc
(e)
125,398 22,166
Virtusa Corp
(e)
5,989 306
Vocera Communications Inc
(e)
6,600 290
$ 91,253
Consumer Products - 0.21%
Central Garden & Pet Co
(e)
487 21
Central Garden & Pet Co - A Shares
(e)
2,443 95
Helen of Troy Ltd
(e)
21,021 5,134
WD-40 Co 2,625 799
$ 6,049
Cosmetics & Personal Care - 0.02%
elf Beauty Inc
(e)
9,473 206
Inter Parfums Inc 3,734 232
Revlon Inc
(a),(e)
57 1
$ 439
Distribution & Wholesale - 2.20%
Avient Corp 179,505 6,898
Core-Mark Holding Co Inc 8,542 262
EVI Industries Inc
(a),(e)
899 32
IAA Inc
(e)
406,664 23,237
SiteOne Landscape Supply Inc
(e)
198,081 31,234
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Systemax Inc 1,819 $ 70
$ 61,733
Diversified Financial Services - 2.08%
Altisource Portfolio Solutions SA
(e)
10 —
Ares Management Corp 136,823 6,179
Artisan Partners Asset Management Inc 4,699 227
Assetmark Financial Holdings Inc
(e)
1,462 34
Atlanticus Holdings Corp
(e)
1,036 27
Brightsphere Investment Group Inc 12,847 236
Cohen & Steers Inc 5,021 329
Columbia Financial Inc
(e)
2,937 45
Cowen Inc 1,985 50
Curo Group Holdings Corp 3,352 49
Federal Agricultural Mortgage Corp 355 27
Federated Hermes Inc 5,701 154
Focus Financial Partners Inc
(e)
6,461 307
GAMCO Investors Inc 727 13
Greenhill & Co Inc 2,973 35
Hamilton Lane Inc 179,518 13,530
Hannon Armstrong Sustainable Infrastructure
Capital Inc
716 42
Houlihan Lokey Inc 233,857 15,165
I3 Verticals Inc
(e)
3,805 110
International Money Express Inc
(e)
5,874 84
Moelis & Co 182,898 9,092
Paysign Inc
(e)
6,689 31
PennyMac Financial Services Inc 1,097 64
PJT Partners Inc 4,781 330
PROG Holdings Inc 1,774 84
Pzena Investment Management Inc 3,139 26
Siebert Financial Corp
(a),(e)
1,481 12
Silvercrest Asset Management Group Inc 959 15
Stifel Financial Corp 230,866 11,963
StoneX Group Inc
(e)
185 10
Virtus Investment Partners Inc 139 29
$ 58,299
Electric - 0.08%
Ameresco Inc
(e)
5,123 288
Atlantic Power Corp
(e)
856 3
Brookfield Renewable Corp 1,792 100
Clearway Energy Inc - Class A 1,463 42
Clearway Energy Inc - Class C 3,457 107
Evoqua Water Technologies Corp
(e)
18,754 511
Genie Energy Ltd 2,198 16
MGE Energy Inc 2,056 131
Ormat Technologies Inc 8,218 938
Otter Tail Corp 2,774 110
Spark Energy Inc 1,973 22
$ 2,268
Electrical Components & Equipment - 1.25%
EnerSys 804 66
Littelfuse Inc 85,653 20,845
nLight Inc
(e)
7,247 230
Novanta Inc
(e)
110,458 13,799
Orion Energy Systems Inc
(e)
5,322 52
$ 34,992
Electronics - 1.49%
Advanced Energy Industries Inc 7,802 800
Akoustis Technologies Inc
(e)
6,736 102
Allied Motion Technologies Inc 1,437 65
Atkore International Group Inc
(e)
9,725 431
Badger Meter Inc 5,988 549
Brady Corp 7,249 333
CyberOptics Corp
(e)
1,546 37
Digimarc Corp
(e)
2,274 88
FARO Technologies Inc
(e)
36,967 2,608
Fluidigm Corp
(e)
791 5
GoPro Inc
(e)
22,370 200
II-VI Inc
(e)
309,037 25,981

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Itron Inc
(e)
8,238 $ 709
Luna Innovations Inc
(e)
6,052 64
Mesa Laboratories Inc 973 270
Napco Security Technologies Inc
(e)
2,542 66
NVE Corp 964 62
OSI Systems Inc
(e)
3,478 313
Plexus Corp
(e)
4,805 370
SMART Global Holdings Inc
(e)
2,921 109
Transcat Inc
(e)
1,529 56
Vicor Corp
(e)
36,402 3,150
Woodward Inc 48,971 5,482
Wrap Technologies Inc
(a),(e)
2,254 13
$ 41,863
Energy - Alternate Sources - 2.08%
Array Technologies Inc
(e)
176,610 7,199
FuelCell Energy Inc
(e)
39,260 815
Maxeon Solar Technologies Ltd
(a),(e)
1,263 51
Plug Power Inc
(e)
533,742 33,717
Shoals Technologies Group Inc
(e)
329,292 11,172
Sunnova Energy International Inc
(e)
1,361 60
SunPower Corp
(a),(e)
10,905 589
Sunrun Inc
(e)
30,891 2,140
TPI Composites Inc
(e)
44,550 2,669
$ 58,412
Engineering & Construction - 0.91%
Arcosa Inc 54,603 3,046
Comfort Systems USA Inc 2,148 119
Construction Partners Inc
(e)
2,495 71
Dycom Industries Inc
(e)
4,534 368
EMCOR Group Inc 948 84
Exponent Inc 10,549 871
Granite Construction Inc 925 27
IES Holdings Inc
(e)
568 26
Iteris Inc
(e)
8,432 55
KBR Inc 3,627 105
MasTec Inc
(e)
826 64
MYR Group Inc
(e)
2,126 118
NV5 Global Inc
(e)
62,686 5,475
Primoris Services Corp 5,568 162
Sterling Construction Co Inc
(e)
670 14
TopBuild Corp
(e)
72,777 14,552
WillScot Mobile Mini Holdings Corp
(e)
11,752 278
$ 25,435
Entertainment - 1.35%
Accel Entertainment Inc
(e)
10,338 99
Bally's Corp
(e)
3,767 198
Caesars Entertainment Inc
(e)
21,711 1,528
Churchill Downs Inc 85,369 16,002
Cinemark Holdings Inc 93,033 1,883
Everi Holdings Inc
(e)
339,797 4,445
GAN Ltd
(e)
3,963 93
Golden Entertainment Inc
(e)
1,223 21
Liberty Media Corp-Liberty Braves - A Shares
(e)
1,122 31
Liberty Media Corp-Liberty Braves - C Shares
(e)
4,505 121
Marriott Vacations Worldwide Corp 1,094 134
Monarch Casino & Resort Inc
(e)
1,851 98
Penn National Gaming Inc
(e)
16,069 1,667
Red Rock Resorts Inc 10,341 243
Rush Street Interactive Inc
(a),(e)
442,330 8,037
Scientific Games Corp
(e)
8,426 330
SeaWorld Entertainment Inc
(e)
101,635 2,904
$ 37,834
Environmental Control - 1.84%
Casella Waste Systems Inc
(e)
8,681 497
Covanta Holding Corp 9,594 136
Energy Recovery Inc
(e)
8,219 114
Montrose Environmental Group Inc
(e)
120,415 4,453
Pure Cycle Corp
(e)
4,066 43
Sharps Compliance Corp
(a),(e)
2,466 32
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 224,208 $ 27,257
Waste Connections Inc 195,280 19,237
$ 51,769
Food - 1.91%
B&G Foods Inc
(a)
11,503 438
BellRing Brands Inc
(e)
311,536 7,246
Bridgford Foods Corp
(e)
108 2
Calavo Growers Inc 3,383 258
Cal-Maine Foods Inc
(e)
2,569 99
Grocery Outlet Holding Corp
(e)
146,991 6,275
Hain Celestial Group Inc/The
(e)
516,154 21,464
Hostess Brands Inc
(e)
11,474 176
J & J Snack Foods Corp 848 129
John B Sanfilippo & Son Inc 1,785 144
Laird Superfood Inc
(e)
347 15
Lancaster Colony Corp 3,892 679
Natural Grocers by Vitamin Cottage Inc 862 14
Sanderson Farms Inc 3,213 438
Simply Good Foods Co/The
(e)
570,850 16,292
Tootsie Roll Industries Inc
(a)
2,734 108
$ 53,777
Food Service - 0.02%
Healthcare Services Group Inc 15,337 497
Gas - 0.04%
Brookfield Infrastructure Corp 3,221 216
Chesapeake Utilities Corp 3,314 336
Northwest Natural Holding Co 692 32
ONE Gas Inc 1,228 90
RGC Resources Inc 659 15
South Jersey Industries Inc 12,139 280
Southwest Gas Holdings Inc 1,009 61
$ 1,030
Hand & Machine Tools - 0.38%
Franklin Electric Co Inc 8,786 610
Luxfer Holdings PLC 199 3
MSA Safety Inc 63,893 9,975
$ 10,588
Healthcare - Products - 4.23%
Accelerate Diagnostics Inc
(a),(e)
6,620 68
Accuray Inc
(e)
19,472 96
Acutus Medical Inc
(a),(e)
1,654 43
Alpha Pro Tech Ltd
(a),(e)
2,667 38
Alphatec Holdings Inc
(e)
9,804 146
Apyx Medical Corp
(e)
406 4
Aspira Women's Health Inc
(e)
15,747 140
AtriCure Inc
(e)
136,206 7,931
Atrion Corp 298 194
Axogen Inc
(e)
7,474 130
Axonics Modulation Technologies Inc
(e)
6,215 321
Bellerophon Therapeutics Inc
(e)
500 3
BioLife Solutions Inc
(e)
2,891 110
BioSig Technologies Inc
(e)
4,075 18
BioTelemetry Inc
(e)
6,894 493
Bruker Corp 162,922 9,432
Cantel Medical Corp
(e)
7,792 615
Cardiovascular Systems Inc
(e)
8,104 365
CareDx Inc
(e)
9,834 752
Castle Biosciences Inc
(e)
2,473 165
Cerus Corp
(e)
33,720 222
Chembio Diagnostics Inc
(a),(e)
3,457 23
Co-Diagnostics Inc
(a),(e)
5,631 72
CONMED Corp 5,582 625
CryoLife Inc
(e)
6,475 155
Cutera Inc
(e)
3,652 88
CytoSorbents Corp
(e)
8,606 90
Eargo Inc
(a),(e)
159,763 8,401
Electromed Inc
(e)
1,391 14
Establishment Labs Holdings Inc
(a),(e)
191,696 9,702
GenMark Diagnostics Inc
(e)
14,672 203

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Glaukos Corp
(e)
8,771 $ 778
Hanger Inc
(e)
799 16
Inari Medical Inc
(e)
166,674 15,904
InfuSystem Holdings Inc
(e)
3,152 55
Inogen Inc
(e)
2,532 124
Inspire Medical Systems Inc
(e)
5,376 1,083
Integer Holdings Corp
(e)
48,990 3,616
Intersect ENT Inc
(e)
6,680 150
iRadimed Corp
(e)
1,015 25
iRhythm Technologies Inc
(e)
59,629 10,042
Lantheus Holdings Inc
(e)
13,894 226
LeMaitre Vascular Inc 2,723 131
LivaNova PLC
(e)
7,085 446
Luminex Corp 9,010 253
Meridian Bioscience Inc
(e)
7,574 167
Merit Medical Systems Inc
(e)
38,211 2,069
Milestone Scientific Inc
(e)
8,093 23
Misonix Inc
(e)
1,144 16
NanoString Technologies Inc
(e)
7,859 550
Natera Inc
(e)
14,587 1,556
Natus Medical Inc
(e)
2,353 57
Nemaura Medical Inc
(e)
939 4
Neogen Corp
(e)
10,836 876
Nevro Corp
(e)
43,812 7,089
NuVasive Inc
(e)
10,555 567
Nymox Pharmaceutical Corp
(a),(e)
7,267 17
Omnicell Inc
(e)
8,723 1,028
OraSure Technologies Inc
(e)
9,052 138
OrthoPediatrics Corp
(e)
139,073 6,423
PAVmed Inc
(a),(e)
5,486 11
Pulmonx Corp
(e)
1,898 108
Pulse Biosciences Inc
(a),(e)
2,635 90
Quanterix Corp
(e)
4,415 286
Quotient Ltd
(e)
14,885 90
Repligen Corp
(e)
55,242 11,048
Repro-Med Systems Inc
(e)
5,534 22
Retractable Technologies Inc
(a),(e)
2,564 41
SeaSpine Holdings Corp
(e)
131,185 2,133
Shockwave Medical Inc
(e)
5,842 678
Sientra Inc
(e)
6,838 32
Silk Road Medical Inc
(e)
157,075 8,565
Soleno Therapeutics Inc
(e)
9,678 19
Soliton Inc
(a),(e)
1,370 15
STAAR Surgical Co
(e)
9,409 965
Stereotaxis Inc
(e)
8,836 42
Surmodics Inc
(e)
2,719 124
Tactile Systems Technology Inc
(e)
3,772 206
Utah Medical Products Inc 551 48
Venus Concept Inc
(e)
1,669 3
ViewRay Inc
(e)
8,493 38
Wright Medical Group - Escrow
(e),(f),(g)
18,925 —
Zynex Inc
(a),(e)
3,913 71
$ 118,723
Healthcare - Services - 3.94%
Accolade Inc
(e)
143,290 7,264
Addus HomeCare Corp
(e)
48,135 5,418
American Well Corp
(a),(e)
277,772 9,836
Avalon GloboCare Corp
(e)
2,145 3
Catalent Inc
(e)
171,182 19,694
Cellular Biomedicine Group Inc
(e)
1,575 31
Charles River Laboratories International Inc
(e)
102,751 26,618
Dyadic International Inc
(a),(e)
3,143 17
Encompass Health Corp 114,710 9,223
Ensign Group Inc/The 10,619 831
Fulgent Genetics Inc
(a),(e)
2,784 308
ICON PLC
(e)
48,500 9,885
Invitae Corp
(e)
23,706 1,174
Joint Corp/The
(e)
2,892 94
LHC Group Inc
(e)
82,605 16,456
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Magellan Health Inc
(e)
2,143 $ 201
Medpace Holdings Inc
(e)
5,671 753
ModivCare Inc
(e)
2,483 394
Ontrak Inc
(a),(e)
1,638 130
Pennant Group Inc/The
(e)
5,236 282
Personalis Inc
(e)
4,975 191
Progenity Inc
(a),(e)
491 3
RadNet Inc
(e)
8,937 160
Select Medical Holdings Corp
(e)
22,307 573
SI-BONE Inc
(e)
5,931 174
Surgery Partners Inc
(e)
4,626 172
Tenet Healthcare Corp
(e)
2,147 101
Tivity Health Inc
(e)
4,416 100
Triple-S Management Corp
(e)
273 6
US Physical Therapy Inc 2,605 313
Vapotherm Inc
(e)
4,172 144
Viemed Healthcare Inc
(e)
7,456 63
$ 110,612
Home Builders - 1.21%
Cavco Industries Inc
(e)
1,887 356
Installed Building Products Inc
(e)
166,219 17,442
KB Home 2,646 110
LCI Industries 5,062 655
LGI Homes Inc
(e)
4,577 488
Meritage Homes Corp
(e)
124,297 9,975
Skyline Champion Corp
(e)
10,799 363
Taylor Morrison Home Corp
(e)
2,757 72
Winnebago Industries Inc 65,705 4,538
$ 33,999
Home Furnishings - 1.06%
Casper Sleep Inc
(e)
724 6
Hamilton Beach Brands Holding Co 336 6
Hooker Furniture Corp 84 3
iRobot Corp
(e)
5,668 681
Lovesac Co/The
(e)
191,488 10,826
Purple Innovation Inc
(e)
3,405 116
Sleep Number Corp
(e)
162,781 17,538
Sonos Inc
(e)
16,558 433
Universal Electronics Inc
(e)
2,382 129
$ 29,738
Insurance - 1.89%
BRP Group Inc
(e)
300,099 6,965
Crawford & Co 200 2
eHealth Inc
(e)
5,353 256
FedNat Holding Co 25 —
Goosehead Insurance Inc 363 48
GWG Holdings Inc
(e)
451 3
HCI Group Inc 263 15
Heritage Insurance Holdings Inc 269 3
Investors Title Co 22 3
James River Group Holdings Ltd 5,370 239
Kinsale Capital Group Inc 4,344 815
NMI Holdings Inc
(e)
685 15
Palomar Holdings Inc
(e)
167,051 16,636
RLI Corp 7,106 688
Selectquote Inc
(e)
368,730 7,787
Trean Insurance Group Inc
(e)
289,338 4,308
Trupanion Inc
(e)
135,159 15,165
Universal Insurance Holdings Inc 1,166 16
$ 52,964
Internet - 4 .32%
1-800-Flowers.com Inc
(e)
5,187 159
Anaplan Inc
(e)
143,345 9,561
ANGI Homeservices Inc
(e)
617,405 8,631
Boingo Wireless Inc
(e)
8,997 104
Cargurus Inc
(e)
18,080 529
CarParts.com Inc
(e)
6,459 101
ChannelAdvisor Corp
(e)
5,924 121
Cogent Communications Holdings Inc 260,115 14,814

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Endurance International Group Holdings Inc
(e)
13,580 $ 129
ePlus Inc
(e)
2,276 191
Eventbrite Inc
(a),(e)
13,299 237
EverQuote Inc
(e)
113,737 5,125
Limelight Networks Inc
(e)
25,140 115
LiveXLive Media Inc
(a),(e)
374 1
Magnite Inc
(e)
12,440 431
MakeMyTrip Ltd
(e)
384,177 10,961
MediaAlpha Inc
(e)
114,575 6,302
Mimecast Ltd
(e)
295,619 12,729
NIC Inc 13,514 364
Overstock.com Inc
(e)
7,177 557
Perficient Inc
(e)
100,035 5,463
Q2 Holdings Inc
(e)
162,491 20,797
QuinStreet Inc
(e)
3,322 70
RealReal Inc/The
(e)
417,053 9,876
Shutterstock Inc 4,495 292
Stamps.com Inc
(e)
25,057 5,720
Stitch Fix Inc
(e)
66,733 6,369
TechTarget Inc
(e)
4,898 366
Tucows Inc
(e)
1,982 158
Upwork Inc
(e)
19,051 790
VirnetX Holding Corp
(a)
6,862 42
Yelp Inc
(e)
2,842 93
Zix Corp
(e)
11,843 97
$ 121,295
Investment Companies - 0.00%
Grid Dynamics Holdings Inc
(e)
5,593 73
StepStone Group Inc
(e)
1,824 64
$ 137
Leisure Products & Services - 1.00%
Acushnet Holdings Corp 1,760 72
Camping World Holdings Inc 6,879 235
Clarus Corp 330,616 5,309
Johnson Outdoors Inc 532 58
Lindblad Expeditions Holdings Inc
(e)
118,130 1,855
Malibu Boats Inc
(e)
4,219 296
Marine Products Corp 1,268 21
MasterCraft Boat Holdings Inc
(e)
3,806 97
OneWater Marine Inc
(e)
1,760 57
Planet Fitness Inc
(e)
192,007 13,825
YETI Holdings Inc
(e)
95,494 6,285
$ 28,110
Lodging - 0.28%
Choice Hotels International Inc 72,315 7,278
Hilton Grand Vacations Inc
(e)
17,496 520
$ 7,798
Machinery - Construction & Mining - 0.26%
Bloom Energy Corp
(e)
17,142 599
BWX Technologies Inc 122,651 6,613
$ 7,212
Machinery - Diversified - 2.47%
Alamo Group Inc 1,647 230
Altra Industrial Motion Corp 74,080 3,809
Applied Industrial Technologies Inc 3,145 221
Cactus Inc 121,275 3,177
Chart Industries Inc
(e)
174,068 20,907
CSW Industrials Inc 2,812 328
Gencor Industries Inc
(e)
117 2
Gorman-Rupp Co/The 492 16
Hydrofarm Holdings Group Inc
(e)
154,753 11,685
Ichor Holdings Ltd
(e)
4,615 167
IDEX Corp 32,792 6,106
Intevac Inc
(e)
778 5
Kadant Inc 2,348 336
Lindsay Corp 2,227 311
Middleby Corp/The
(e)
87,070 11,817
Mueller Water Products Inc - Class A 1,537 18
Ranpak Holdings Corp
(e)
554,256 9,611
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Tennant Co 3,755 $ 254
Watts Water Technologies Inc 2,499 300
Welbilt Inc
(e)
7,525 97
$ 69,397
Media - 0.01%
AMC Networks Inc
(a),(e)
2,359 116
Gray Television Inc
(e)
5,538 94
Meredith Corp 4,368 96
Value Line Inc 126 4
WideOpenWest Inc
(e)
5,233 56
$ 366
Metal Fabrication & Hardware - 0.12%
Advanced Drainage Systems Inc 11,569 954
Helios Technologies Inc 2,843 155
Lawson Products Inc/DE
(e)
499 25
Omega Flex Inc 597 111
Proto Labs Inc
(e)
5,491 1,163
RBC Bearings Inc
(e)
5,062 847
Rexnord Corp 1,983 75
$ 3,330
Mining - 0 .08%
Caledonia Mining Corp PLC 760 11
Compass Minerals International Inc 7,016 409
Gatos Silver Inc
(a),(e)
1,267 17
Livent Corp
(e)
76,870 1,401
Novagold Resources Inc
(e)
45,493 415
United States Lime & Minerals Inc 10 1
Uranium Energy Corp
(e)
14,342 23
$ 2,277
Miscellaneous Manufacturers - 1.88%
Axon Enterprise Inc
(e)
75,766 12,438
Chase Corp 1,516 152
Enerpac Tool Group Corp 4,175 85
ESCO Technologies Inc 41,326 3,929
Fabrinet
(e)
7,542 595
Federal Signal Corp 11,330 370
ITT Inc 155,090 11,587
John Bean Technologies Corp 200,574 23,242
Materion Corp 1,273 87
Myers Industries Inc 2,772 56
Raven Industries Inc 452 15
Sturm Ruger & Co Inc 3,123 198
Trinseo SA 2,461 125
$ 52,879
Office & Business Equipment - 0.00%
Pitney Bowes Inc 14,378 134
Office Furnishings - 0.00%
Interface Inc 1,897 19
Oil & Gas - 0.19%
Contango Oil & Gas Co
(e)
2,128 5
Goodrich Petroleum Corp
(e)
816 8
Magnolia Oil & Gas Corp
(e)
23,744 201
Matador Resources Co
(e)
332,940 5,087
$ 5,301
Oil & Gas Services - 0.00%
DMC Global Inc 1,482 85
Packaging & Containers - 0.01%
O-I Glass Inc 24,915 315
Pactiv Evergreen Inc 1,639 23
UFP Technologies Inc
(e)
70 3
$ 341
Pharmaceuticals - 2.68%
89bio Inc
(e)
1,708 35
AcelRx Pharmaceuticals Inc
(e)
2,794 6
AdaptHealth Corp
(e)
133,996 5,128
Aduro Biotech
(e),(g)
1,565 —
Aeglea BioTherapeutics Inc
(e)
7,736 54
Aerie Pharmaceuticals Inc
(e)
7,534 130

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Agile Therapeutics Inc
(e)
13,910 $ 39
Akebia Therapeutics Inc
(e)
30,267 98
Alector Inc
(e)
9,697 163
Allovir Inc
(a),(e)
138,672 5,071
Amneal Pharmaceuticals Inc
(e)
20,369 98
Amphastar Pharmaceuticals Inc
(e)
7,697 140
Antares Pharma Inc
(e)
33,756 148
Aquestive Therapeutics Inc
(e)
3,276 17
Artana Therapeutics
(e),(f),(g)
6,221 —
Arvinas Inc
(e)
73,095 5,514
Athenex Inc
(e)
14,555 190
Avenue Therapeutics Inc
(e)
951 6
Axcella Health Inc
(e)
2,108 11
Beyond Air Inc
(a),(e)
2,787 16
Beyondspring Inc
(e)
314,624 3,820
BioDelivery Sciences International Inc
(e)
19,275 74
Bioxcel Therapeutics Inc
(e)
102,818 4,763
Calyxt Inc
(e)
1,355 12
Cassava Sciences Inc
(a),(e)
2,296 45
Catalyst Pharmaceuticals Inc
(e)
21,153 77
Checkpoint Therapeutics Inc
(e)
10,656 35
Chiasma Inc
(e)
10,514 42
Cidara Therapeutics Inc
(e)
5,596 14
Clovis Oncology Inc
(a),(e)
17,370 137
Coherus Biosciences Inc
(e)
319,477 6,006
Collegium Pharmaceutical Inc
(e)
178,543 4,310
Corbus Pharmaceuticals Holdings Inc
(a),(e)
13,148 24
Corcept Therapeutics Inc
(e)
20,086 568
CorMedix Inc
(e)
5,542 48
Covetrus Inc
(e)
109,001 3,714
Cytokinetics Inc
(e)
12,200 240
Dova Pharmaceuticals Inc
(e),(f),(g)
1,117 —
Durect Corp
(e)
43,936 91
Eagle Pharmaceuticals Inc/DE
(e)
2,133 100
Eloxx Pharmaceuticals Inc
(e)
4,096 14
Enanta Pharmaceuticals Inc
(e)
321 15
Endo International PLC
(e)
20,004 146
Eton Pharmaceuticals Inc
(a),(e)
3,506 31
Evofem Biosciences Inc
(a),(e)
14,642 39
Fennec Pharmaceuticals Inc
(e)
4,469 32
Flexion Therapeutics Inc
(e)
9,168 112
Foghorn Therapeutics Inc
(e)
1,167 19
Fortress Biotech Inc
(e)
12,780 41
Fulcrum Therapeutics Inc
(e)
2,754 30
G1 Therapeutics Inc
(e)
3,478 84
Galectin Therapeutics Inc
(e)
6,232 12
Graybug Vision Inc
(e)
1,059 32
Gritstone Oncology Inc
(e)
583 11
Harmony Biosciences Holdings Inc
(a),(e)
990 35
Harpoon Therapeutics Inc
(e)
1,943 37
Harrow Health Inc
(e)
4,096 37
Heron Therapeutics Inc
(e)
17,997 312
Heska Corp
(e)
514 86
Hookipa Pharma Inc
(e)
2,018 22
Ideaya Biosciences Inc
(e)
321 6
IMARA Inc
(a),(e)
1,571 20
Intellia Therapeutics Inc
(e)
10,292 644
Ironwood Pharmaceuticals Inc
(e)
32,772 335
Kala Pharmaceuticals Inc
(a),(e)
8,583 64
KalVista Pharmaceuticals Inc
(e)
380 6
Kura Oncology Inc
(e)
12,716 381
La Jolla Pharmaceutical Co
(e)
2,582 16
Lifevantage Corp
(e)
2,873 26
Madrigal Pharmaceuticals Inc
(e)
9,902 1,176
MannKind Corp
(e)
46,560 164
Marinus Pharmaceuticals Inc
(e)
5,245 65
MediciNova Inc
(e)
9,140 53
Minerva Neurosciences Inc
(e)
5,428 17
Mirum Pharmaceuticals Inc
(e)
296 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Morphic Holding Inc
(e)
2,987 $ 101
Neoleukin Therapeutics Inc
(e)
6,441 81
NeuBase Therapeutics Inc
(e)
2,877 26
NeuroBo Pharmaceuticals Inc
(a),(e)
596 3
Neurocrine Biosciences Inc
(e)
83,398 9,153
Ocular Therapeutix Inc
(e)
262,859 4,771
Odonate Therapeutics Inc
(e)
3,223 74
Optinose Inc
(a),(e)
6,164 25
Option Care Health Inc
(e)
8,618 159
ORIC Pharmaceuticals Inc
(e)
138,734 4,068
Pacira BioSciences Inc
(e)
8,791 581
Paratek Pharmaceuticals Inc
(e)
8,278 54
Passage Bio Inc
(e)
74,490 1,390
PetIQ Inc
(e)
4,474 155
PhaseBio Pharmaceuticals Inc
(a),(e)
2,304 9
Phibro Animal Health Corp 4,111 85
PMV Pharmaceuticals Inc
(e)
2,216 76
Prestige Consumer Healthcare Inc
(e)
3,732 149
Protagonist Therapeutics Inc
(e)
6,353 132
Reata Pharmaceuticals Inc
(e)
13,583 1,407
Recro Pharma Inc
(e)
3,821 12
Relmada Therapeutics Inc
(e)
3,066 100
Revance Therapeutics Inc
(e)
232,028 5,903
Rhythm Pharmaceuticals Inc
(e)
7,046 216
Rockwell Medical Inc
(e)
12,166 15
scPharmaceuticals Inc
(e)
795 5
Seres Therapeutics Inc
(e)
11,342 269
SIGA Technologies Inc
(e)
10,918 71
Spero Therapeutics Inc
(e)
3,749 68
Supernus Pharmaceuticals Inc
(e)
2,379 70
Synergy Pharmaceuticals LLC
(e),(f),(g)
28,172 —
Syros Pharmaceuticals Inc
(e)
8,526 93
TherapeuticsMD Inc
(e)
45,183 75
Tricida Inc
(e)
6,138 40
UroGen Pharma Ltd
(a),(e)
2,586 57
USANA Health Sciences Inc
(e)
2,376 197
Vaxcyte Inc
(e)
3,026 74
Verrica Pharmaceuticals Inc
(a),(e)
2,157 25
Voyager Therapeutics Inc
(e)
5,611 42
vTv Therapeutics Inc
(a),(e)
1,276 3
Xeris Pharmaceuticals Inc
(e)
8,955 45
Zogenix Inc
(e)
11,638 221
$ 75,209
Pipelines - 0.07%
New Fortress Energy Inc
(a)
43,473 1,942
NextDecade Corp
(e)
163 1
$ 1,943
Private Equity - 0 .06%
Trinity Capital Inc
(e)
120,810 1,812
Real Estate - 0.09%
Cushman & Wakefield PLC
(e)
7,741 111
eXp World Holdings Inc
(e)
5,108 545
Fathom Holdings Inc
(e)
224 9
Legacy Housing Corp
(e)
287 4
Marcus & Millichap Inc
(e)
327 12
Maui Land & Pineapple Co Inc
(e)
441 5
McGrath RentCorp 2,882 201
Redfin Corp
(e)
20,480 1,458
RMR Group Inc/The 2,823 104
St Joe Co/The 3,329 148
$ 2,597
REITs - 1.13%
Alexander's Inc 412 110
Bluerock Residential Growth REIT Inc 1,212 13
Broadstone Net Lease Inc 922 17
CareTrust REIT Inc 2,880 65
CatchMark Timber Trust Inc 756 7
CIM Commercial Trust Corp 1,925 27
Clipper Realty Inc 1,737 12

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Community Healthcare Trust Inc 4,581 $ 205
Easterly Government Properties Inc 16,753 368
EastGroup Properties Inc 98,688 13,336
Four Corners Property Trust Inc 15,095 398
Gladstone Commercial Corp 1,261 22
Gladstone Land Corp 2,070 33
Indus Realty Trust Inc 437 28
Innovative Industrial Properties Inc 1,856 347
LTC Properties Inc 3,011 116
Monmouth Real Estate Investment Corp 17,238 299
National Health Investors Inc 2,891 187
National Storage Affiliates Trust 12,865 470
NETSTREIT Corp 172 3
NexPoint Residential Trust Inc 617 24
Plymouth Industrial REIT Inc 5,038 74
PS Business Parks Inc 4,129 562
QTS Realty Trust Inc 199,676 12,999
Ryman Hospitality Properties Inc 8,967 582
Safehold Inc 2,057 151
Saul Centers Inc 2,271 68
STAG Industrial Inc 2,651 79
Terreno Realty Corp 5,822 329
UMH Properties Inc 6,183 91
Uniti Group Inc 39,695 489
Universal Health Realty Income Trust 2,358 141
$ 31,652
Retail - 6.42%
Academy Sports & Outdoors Inc
(a),(e)
675 15
America's Car-Mart Inc/TX
(e)
984 117
Asbury Automotive Group Inc
(e)
1,551 221
Aspen Aerogels Inc
(e)
231 5
Big Lots Inc 666 40
BJ's Wholesale Club Holdings Inc
(e)
28,128 1,183
Bloomin' Brands Inc 17,980 379
Boot Barn Holdings Inc
(e)
5,487 314
Brinker International Inc 6,106 360
Casey's General Stores Inc 83,512 15,657
Children's Place Inc/The
(e)
60,845 4,470
Chuy's Holdings Inc
(e)
93,990 3,297
Cracker Barrel Old Country Store Inc 2,074 281
Dave & Buster's Entertainment Inc
(e)
3,371 115
Denny's Corp
(e)
8,482 133
Dick's Sporting Goods Inc 76,290 5,112
Dine Brands Global Inc 123 8
El Pollo Loco Holdings Inc
(e)
160 3
Envela Corp
(e)
938 6
FirstCash Inc 8,357 492
Five Below Inc
(e)
90,546 15,912
Floor & Decor Holdings Inc
(e)
134,270 12,362
Freshpet Inc
(e)
212,493 29,603
GrowGeneration Corp
(e)
7,508 324
Jack in the Box Inc 84,744 7,978
Lithia Motors Inc 50,063 15,954
Lumber Liquidators Holdings Inc
(e)
724 20
Murphy USA Inc 5,547 691
National Vision Holdings Inc
(e)
468,175 21,710
Noodles & Co
(e)
200,625 1,699
OptimizeRx Corp
(e)
3,146 142
Papa John's International Inc 5,719 585
PC Connection Inc 103 5
Petco Health & Wellness Co Inc
(a),(e)
116,760 3,039
PetMed Express Inc
(a)
4,014 153
PriceSmart Inc 265 25
RH
(e)
3,240 1,540
Ruth's Hospitality Group Inc 6,793 124
Shake Shack Inc
(e)
7,206 817
Sportsman's Warehouse Holdings Inc
(e)
8,786 154
Texas Roadhouse Inc 201,304 15,341
Tilly's Inc 137,784 1,350
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Vroom Inc
(e)
168,322 $ 6,199
Waitr Holdings Inc
(e)
16,565 59
Wingstop Inc 82,553 12,387
Winmark Corp 150 26
$ 180,407
Savings & Loans - 0.29%
Axos Financial Inc
(e)
867 34
FS Bancorp Inc 44 2
Greene County Bancorp Inc 30 1
Hingham Institution For Savings The 10 2
Investors Bancorp Inc 13,360 154
Pacific Premier Bancorp Inc 239,078 7,949
Waterstone Financial Inc 168 3
$ 8,145
Semiconductors - 6.45%
Allegro MicroSystems Inc
(e)
298,357 8,330
Ambarella Inc
(e)
113,695 10,728
Amkor Technology Inc 3,608 56
Atomera Inc
(a),(e)
3,563 102
Axcelis Technologies Inc
(e)
6,288 215
Brooks Automation Inc 14,919 1,130
CEVA Inc
(e)
4,559 268
Cirrus Logic Inc
(e)
52,100 4,881
CMC Materials Inc 100,606 14,821
Cohu Inc 85,428 3,475
Cree Inc
(e)
25,295 2,557
Diodes Inc
(e)
62,949 4,456
DSP Group Inc
(e)
4,330 70
Entegris Inc 121,673 11,971
FormFactor Inc
(e)
69,544 2,842
Impinj Inc
(e)
3,522 187
Intellicheck Inc
(e)
3,466 40
Lattice Semiconductor Corp
(e)
805,067 32,292
MACOM Technology Solutions Holdings Inc
(e)
452,125 25,708
MaxLinear Inc
(e)
8,469 266
MKS Instruments Inc 69,570 10,997
Onto Innovation Inc
(e)
109,009 5,892
Pixelworks Inc
(e)
5,752 18
Power Integrations Inc 12,109 975
Semtech Corp
(e)
282,246 20,025
Silicon Laboratories Inc
(e)
134,946 17,701
SiTime Corp
(e)
1,924 235
Synaptics Inc
(e)
6,746 669
Ultra Clean Holdings Inc
(e)
8,239 318
$ 181,225
Software - 10.83%
1Life Healthcare Inc
(e)
16,147 817
8x8 Inc
(e)
270,994 9,553
ACI Worldwide Inc
(e)
23,525 903
Agilysys Inc
(e)
3,958 146
Akerna Corp
(e)
3,424 20
Allscripts Healthcare Solutions Inc
(e)
1,654 27
Altair Engineering Inc
(e)
8,889 497
American Software Inc/GA 6,147 118
Apollo Medical Holdings Inc
(e)
4,154 91
Appfolio Inc
(e)
3,351 512
Appian Corp
(e)
7,308 1,597
Aspen Technology Inc
(e)
33,273 4,455
Avaya Holdings Corp
(e)
16,992 378
Avid Technology Inc
(e)
6,778 115
Bandwidth Inc
(e)
3,940 702
Benefitfocus Inc
(e)
6,294 77
BigCommerce Holdings Inc
(a),(e)
77,515 6,197
Blackbaud Inc 10,152 675
Blackline Inc
(e)
232,819 30,178
BM Technologies Inc
(e)
43 1
Bottomline Technologies DE Inc
(e)
9,072 433
Box Inc
(e)
29,015 503
Brightcove Inc
(e)
8,105 133

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Cardlytics Inc
(e)
5,375 $ 657
Cloudera Inc
(e)
20,876 319
CommVault Systems Inc
(e)
8,757 550
Cornerstone OnDemand Inc
(e)
12,696 519
CSG Systems International Inc 6,716 289
Daily Journal Corp
(e)
184 61
Digital Turbine Inc
(e)
17,240 986
Domo Inc
(e)
5,347 339
Duck Creek Technologies Inc
(a),(e)
191,082 9,237
Dynatrace Inc
(e)
230,881 9,584
Ebix Inc 3,179 166
eGain Corp
(e)
1,102 12
Envestnet Inc
(e)
143,689 11,026
Everbridge Inc
(e)
54,340 7,223
Evolent Health Inc
(e)
2,443 42
Five9 Inc
(e)
35,002 5,819
Glu Mobile Inc
(e)
310,103 2,732
Guidewire Software Inc
(e)
16,344 1,875
Health Catalyst Inc
(e)
239,198 11,884
IBEX Holdings Ltd
(e)
256 5
Immersion Corp
(e)
2,462 31
Inovalon Holdings Inc
(e)
15,438 377
Intelligent Systems Corp
(a),(e)
1,581 64
J2 Global Inc
(e)
8,907 914
Jamf Holding Corp
(e)
86,140 3,181
LivePerson Inc
(e)
12,805 811
Manhattan Associates Inc
(e)
115,140 13,037
ManTech International Corp/VA 99,226 8,900
MicroStrategy Inc
(e)
944 583
Model N Inc
(e)
163,132 5,543
NantHealth Inc
(a),(e)
5,318 22
Nuance Communications Inc
(e)
338,897 15,433
Oak Street Health Inc
(e)
161,474 8,376
Outset Medical Inc
(e)
129,165 6,694
Park City Group Inc
(e)
310 2
PDF Solutions Inc
(e)
5,491 106
Phreesia Inc
(e)
257,996 16,845
Progress Software Corp 9,217 370
PROS Holdings Inc
(e)
157,201 6,625
QAD Inc
(a)
2,411 156
Red Violet Inc
(e)
1,392 31
Sailpoint Technologies Holdings Inc
(e)
163,201 9,027
Sapiens International Corp NV 5,636 184
Schrodinger Inc/United States
(e)
6,123 553
Simulations Plus Inc 2,855 226
Smartsheet Inc
(e)
150,096 10,468
Smith Micro Software Inc
(e)
6,161 39
Sprout Social Inc
(e)
5,714 377
SPS Commerce Inc
(e)
7,295 721
Sumo Logic Inc
(a),(e)
64,471 2,218
SVMK Inc
(e)
302,805 7,634
Tabula Rasa HealthCare Inc
(a),(e)
29,384 1,669
Upland Software Inc
(e)
5,462 260
Verint Systems Inc
(e)
6,022 445
Veritone Inc
(e)
4,990 196
Verra Mobility Corp
(e)
27,464 352
Workiva Inc
(e)
300,305 29,271
Xperi Holding Corp 1,276 25
Yext Inc
(e)
21,160 357
Zuora Inc
(e)
407,255 6,007
Zynga Inc
(e)
2,500,071 24,776
$ 304,359
Telecommunications - 0.53%
A10 Networks Inc
(e)
12,306 122
Acacia Communications Inc
(e)
7,984 913
Anterix Inc
(e)
2,294 83
ATN International Inc 86 4
CalAmp Corp
(e)
4,614 46
Calix Inc
(e)
10,810 327
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Cambium Networks Corp
(e)
1,092 $ 40
Casa Systems Inc
(e)
6,343 49
Cincinnati Bell Inc
(e)
3,557 54
Clearfield Inc
(e)
2,443 77
Consolidated Communications Holdings Inc
(e)
1,032 6
Extreme Networks Inc
(e)
25,237 204
Gogo Inc
(a),(e)
10,887 146
GTT Communications Inc
(a),(e)
6,672 31
HC2 Holdings Inc
(e)
11,233 39
IDT Corp - Class B
(e)
2,612 37
Infinera Corp
(e)
452,665 4,459
Inseego Corp
(a),(e)
14,271 262
InterDigital Inc 2,042 131
Iridium Communications Inc
(e)
15,556 766
Loral Space & Communications Inc 342 9
NeoPhotonics Corp
(e)
7,255 81
Ooma Inc
(e)
4,513 61
ORBCOMM Inc
(e)
1,257 9
Plantronics Inc 2,306 73
Rackspace Technology Inc
(e)
5,898 136
Resonant Inc
(a),(e)
8,709 49
Shenandoah Telecommunications Co 9,898 385
Viavi Solutions Inc
(e)
383,679 5,928
Vonage Holdings Corp
(e)
27,233 340
$ 14,867
Textiles - 0.01%
Albany International Corp 5,206 362
UniFirst Corp/MA 195 41
$ 403
Transportation - 1.05%
Air Transport Services Group Inc
(e)
68,949 1,752
Ardmore Shipping Corp 586 2
Atlas Air Worldwide Holdings Inc
(e)
301 16
CryoPort Inc
(e)
7,159 488
Daseke Inc
(e)
9,880 52
Dorian LPG Ltd
(e)
1,085 13
Echo Global Logistics Inc
(e)
133,550 3,516
Forward Air Corp 54,459 3,904
Knight-Swift Transportation Holdings Inc 123,426 4,937
Marten Transport Ltd 5,920 94
PAM Transportation Services Inc
(e)
26 1
Saia Inc
(e)
81,258 14,362
Universal Logistics Holdings Inc 891 19
Werner Enterprises Inc 11,089 435
$ 29,591
Water - 0.06%
American States Water Co 7,576 585
Artesian Resources Corp 59 2
California Water Service Group 9,371 512
Global Water Resources Inc 2,224 36
Middlesex Water Co 3,504 279
SJW Group 2,868 190
York Water Co/The 2,668 116
$ 1,720
TOTAL COMMON STOCKS $ 2,732,266
Total Investments $ 2,841,455
Other Assets and Liabilities -  (1.15)% (32,330)
TOTAL NET ASSETS - 100.00% $ 2,809,125
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $43,014 or 1.53% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $49,972 or 1.78% of net assets.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2021 (unaudited)
See accompanying notes.

(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $14 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 32.31%
Technology 20.53%
Consumer, Cyclical 14.79%
Industrial 14 .27%
Financial 7.01%
Communications 4.86%
Money Market Funds 3.63%
Energy 2.34%
Basic Materials 0.97%
Investment Companies 0.26%
Utilities 0.18%
Other Assets and Liabilities
(1.15)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,344 $ 505,812 $ 515,516 $ 88,640
$ 98,344 $ 505,812 $ 515,516 $ 88,640
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2021 Long 246 $ 25,439 $ (880)
Total $ (880)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .21 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .10%
iShares Core S&P Small-Cap ETF 14,044 $ 1,370
Money Market Funds - 4 .11%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,096,368 4,097
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
49,372,025 49,372
$ 53,469
TOTAL INVESTMENT COMPANIES $ 54,839
COMMON STOCKS - 98 .10 % Shares Held Value (000's)
Aerospace & Defense - 1 .55%
AAR Corp 46,211 $ 1,550
Aerojet Rocketdyne Holdings Inc
(d)
100,087 5,209
AeroVironment Inc
(d)
30,548 3,506
Barnes Group Inc 64,851 3,117
Kaman Corp 38,544 1,941
Moog Inc 40,885 3,020
National Presto Industries Inc 7,238 647
Park Aerospace Corp 26,112 347
Triumph Group Inc 72,571 786
$ 20,123
Agriculture - 0 .43%
Andersons Inc/The 42,711 983
Fresh Del Monte Produce Inc 42,218 1,033
Universal Corp/VA 34,140 1,566
Vector Group Ltd 177,188 2,080
$ 5,662
Airlines - 0 .56%
Allegiant Travel Co 18,260 3,314
Hawaiian Holdings Inc 64,067 1,254
SkyWest Inc 69,826 2,722
$ 7,290
Apparel - 1 .37%
Crocs Inc
(d)
93,999 6,582
Kontoor Brands Inc 65,325 2,360
Oxford Industries Inc 23,503 1,533
Steven Madden Ltd 107,746 3,620
Unifi Inc
(d)
20,816 499
Wolverine World Wide Inc 114,296 3,273
$ 17,867
Automobile Manufacturers - 0 .09%
Wabash National Corp 73,740 1,176
Automobile Parts & Equipment - 1 .37%
American Axle & Manufacturing Holdings Inc
(d)
157,747 1,390
Cooper Tire & Rubber Co 70,152 2,578
Cooper-Standard Holdings Inc
(d)
23,532 718
Dorman Products Inc
(d)
40,019 3,635
Gentherm Inc
(d)
45,526 2,789
Meritor Inc
(d)
100,704 2,599
Methode Electronics Inc 52,265 1,973
Motorcar Parts of America Inc
(d)
26,529 600
Standard Motor Products Inc 28,132 1,104
Titan International Inc 70,089 483
$ 17,869
Banks - 8 .61%
Allegiance Bancshares Inc 26,199 922
Ameris Bancorp 96,775 3,785
BancFirst Corp 25,943 1,495
BankUnited Inc 128,661 4,458
Banner Corp 48,959 2,165
Bridge Bancorp Inc 48,717 1,190
Cadence BanCorp 175,442 3,144
Central Pacific Financial Corp 39,244 780
City Holding Co 21,988 1,518
Columbia Banking System Inc 99,721 3,841
Community Bank System Inc 74,566 4,836
Customers Bancorp Inc
(d)
40,488 900
CVB Financial Corp 177,387 3,447
Eagle Bancorp Inc 44,891 1,907
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
FB Financial Corp 43,382 $ 1,621
First BanCorp/Puerto Rico 303,912 2,766
First Bancorp/Southern Pines NC 39,871 1,358
First Commonwealth Financial Corp 133,877 1,570
First Financial Bancorp 136,502 2,501
First Hawaiian Inc 182,139 4,235
First Midwest Bancorp Inc/IL 159,180 2,631
Flagstar Bancorp Inc 65,882 2,823
Great Western Bancorp Inc 76,615 1,839
Hanmi Financial Corp 42,781 591
Heritage Financial Corp/WA 50,009 1,180
Hilltop Holdings Inc 90,396 2,716
HomeStreet Inc 30,343 1,105
Hope Bancorp Inc 171,657 1,919
Independent Bank Corp 45,909 3,447
Independent Bank Group Inc 51,194 3,144
Meta Financial Group Inc 46,579 1,799
National Bank Holdings Corp 42,620 1,418
NBT Bancorp Inc 60,754 2,006
OFG Bancorp 71,507 1,229
Old National Bancorp/IN 230,247 3,866
Park National Corp 19,767 2,135
Preferred Bank/Los Angeles CA 18,885 912
Renasant Corp 78,259 2,770
S&T Bancorp Inc 54,746 1,391
Seacoast Banking Corp of Florida
(d)
76,830 2,339
ServisFirst Bancshares Inc 65,322 2,683
Simmons First National Corp 151,582 3,744
Southside Bancshares Inc 43,754 1,373
Tompkins Financial Corp 16,843 1,126
Triumph Bancorp Inc
(d)
31,495 1,806
TrustCo Bank Corp NY 134,295 835
United Community Banks Inc/GA 120,630 3,598
Veritex Holdings Inc 69,159 1,768
Walker & Dunlop Inc 40,444 3,329
Westamerica BanCorp 37,418 2,089
$ 112,050
Beverages - 0 .55%
Celsius Holdings Inc
(d)
36,922 1,972
Coca-Cola Consolidated Inc 6,466 1,725
MGP Ingredients Inc 18,375 1,064
National Beverage Corp
(e)
16,236 2,460
$ 7,221
Biotechnology - 1 .39%
ANI Pharmaceuticals Inc
(d)
13,412 383
Innoviva Inc
(d)
87,545 1,051
Myriad Genetics Inc
(d)
104,740 2,886
NeoGenomics Inc
(d)
154,623 8,198
REGENXBIO Inc
(d)
47,582 1,966
Xencor Inc
(d)
80,013 3,661
$ 18,145
Building Materials - 2 .17%
AAON Inc 56,748 4,199
American Woodmark Corp
(d)
23,666 2,047
Apogee Enterprises Inc 36,746 1,290
Boise Cascade Co 54,592 2,600
Gibraltar Industries Inc
(d)
45,292 4,060
Griffon Corp 62,529 1,405
Patrick Industries Inc 30,585 2,112
PGT Innovations Inc
(d)
82,114 1,701
SPX Corp
(d)
62,366 3,225
UFP Industries Inc 85,211 4,596
US Concrete Inc
(d)
22,062 977
$ 28,212
Chemicals - 2 .46%
AdvanSix Inc
(d)
39,035 832
American Vanguard Corp 37,117 614
Balchem Corp 45,054 4,822
Ferro Corp
(d)
114,600 1,580

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
GCP Applied Technologies Inc
(d)
67,150 $ 1,665
Hawkins Inc 13,226 727
HB Fuller Co 72,049 3,667
Innospec Inc 34,232 3,005
Koppers Holdings Inc
(d)
29,336 976
Kraton Corp
(d)
44,386 1,246
Quaker Chemical Corp 18,378 4,818
Rayonier Advanced Materials Inc
(d)
88,216 611
Rogers Corp
(d)
26,010 4,059
Stepan Co 29,716 3,348
$ 31,970
Coal - 0 .20%
CONSOL Energy Inc
(d)
41,638 338
SunCoke Energy Inc 115,265 568
Warrior Met Coal Inc 71,283 1,641
$ 2,547
Commercial Services - 4 .41%
Aaron's Co Inc/The
(d)
46,751 792
ABM Industries Inc 92,870 3,412
Alarm.com Holdings Inc
(d)
62,240 5,783
American Public Education Inc
(d)
20,623 594
AMN Healthcare Services Inc
(d)
65,497 4,724
Arlo Technologies Inc
(d)
110,069 926
Cardtronics PLC
(d)
49,554 1,925
CoreCivic Inc 166,606 1,185
CorVel Corp
(d)
12,713 1,256
Cross Country Healthcare Inc
(d)
48,649 426
Deluxe Corp 58,343 1,977
EVERTEC Inc 83,116 2,884
Forrester Research Inc
(d)
15,317 607
Green Dot Corp
(d)
74,477 3,741
Heidrick & Struggles International Inc 26,962 786
HMS Holdings Corp
(d)
123,320 4,541
Kelly Services Inc 46,455 907
Korn Ferry 75,415 3,439
Medifast Inc 16,392 3,847
Monro Inc 46,384 2,712
Perdoceo Education Corp
(d)
96,491 1,142
R1 RCM Inc
(d)
162,467 4,099
Rent-A-Center Inc/TX 67,895 2,940
Resources Connection Inc 42,456 490
Team Inc
(d)
42,653 421
TrueBlue Inc
(d)
49,401 918
Viad Corp 28,448 981
$ 57,455
Computers - 2 .19%
3D Systems Corp
(d),(e)
172,884 6,144
Cubic Corp 43,901 2,686
Diebold Nixdorf Inc
(d)
108,177 1,478
ExlService Holdings Inc
(d)
47,085 3,610
Insight Enterprises Inc
(d)
48,879 3,720
MTS Systems Corp 26,846 1,572
OneSpan Inc
(d)
47,533 1,108
Sykes Enterprises Inc
(d)
55,101 2,126
TTEC Holdings Inc 25,384 1,919
Unisys Corp
(d)
87,789 2,097
Virtusa Corp
(d)
39,677 2,026
$ 28,486
Consumer Products - 0 .73%
Central Garden & Pet Co
(d)
13,575 574
Central Garden & Pet Co - A Shares
(d)
54,258 2,116
Quanex Building Products Corp 45,685 1,005
WD-40 Co 19,031 5,793
$ 9,488
Cosmetics & Personal Care - 0 .21%
elf Beauty Inc
(d)
53,303 1,160
Inter Parfums Inc 24,595 1,529
$ 2,689
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 0 .78%
Core-Mark Holding Co Inc 62,560 $ 1,919
Fossil Group Inc
(d)
65,233 946
G-III Apparel Group Ltd
(d)
60,611 1,639
Resideo Technologies Inc
(d)
195,657 4,520
ScanSource Inc
(d)
35,324 854
Veritiv Corp
(d)
17,265 316
$ 10,194
Diversified Financial Services - 1 .59%
Blucora Inc
(d)
66,907 1,108
Boston Private Financial Holdings Inc 114,550 1,396
Brightsphere Investment Group Inc 83,437 1,529
Encore Capital Group Inc
(d)
43,652 1,296
Enova International Inc
(d)
49,669 1,123
EZCORP Inc
(d)
72,553 326
Greenhill & Co Inc 19,815 230
Mr Cooper Group Inc
(d)
99,956 2,722
Piper Sandler Cos 19,151 1,749
PRA Group Inc
(d)
63,476 2,093
StoneX Group Inc
(d)
22,657 1,213
Virtus Investment Partners Inc 9,967 2,093
Waddell & Reed Financial Inc 87,053 2,202
WisdomTree Investments Inc 155,398 829
World Acceptance Corp
(d),(e)
5,552 796
$ 20,705
Electric - 0 .28%
Avista Corp 95,723 3,588
Electrical Components & Equipment - 0 .21%
Encore Wire Corp 28,732 1,659
Insteel Industries Inc 26,885 679
Powell Industries Inc 12,293 352
$ 2,690
Electronics - 2 .99%
Advanced Energy Industries Inc 53,301 5,468
Applied Optoelectronics Inc
(d),(e)
29,436 324
Badger Meter Inc 40,550 3,719
Bel Fuse Inc 14,224 207
Benchmark Electronics Inc 50,797 1,287
Brady Corp 67,509 3,099
Comtech Telecommunications Corp 34,829 743
FARO Technologies Inc
(d)
24,838 1,753
Itron Inc
(d)
56,259 4,839
Knowles Corp
(d)
127,668 2,463
Mesa Laboratories Inc 6,773 1,877
OSI Systems Inc
(d)
23,211 2,089
Plexus Corp
(d)
40,140 3,088
Sanmina Corp
(d)
90,613 2,818
SMART Global Holdings Inc
(d)
19,384 720
TTM Technologies Inc
(d)
138,246 1,854
Vicor Corp
(d)
29,409 2,545
$ 38,893
Energy - Alternate Sources - 0 .53%
FutureFuel Corp 35,942 478
Green Plains Inc
(d)
46,679 897
Renewable Energy Group Inc
(d)
54,777 4,908
REX American Resources Corp
(d)
7,344 562
$ 6,845
Engineering & Construction - 1 .27%
Aegion Corp
(d)
42,855 787
Arcosa Inc 67,218 3,750
Comfort Systems USA Inc 50,684 2,809
Exponent Inc 71,902 5,938
Granite Construction Inc 65,093 1,927
MYR Group Inc
(d)
23,296 1,296
$ 16,507
Entertainment - 0 .07%
Monarch Casino & Resort Inc
(d)
17,803 941

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .25%
Harsco Corp
(d)
109,901 $ 1,828
US Ecology Inc
(d)
43,884 1,448
$ 3,276
Food - 1 .48%
B&G Foods Inc
(e)
89,481 3,407
Calavo Growers Inc 23,116 1,760
Cal-Maine Foods Inc
(d)
52,051 1,996
Chefs' Warehouse Inc/The
(d)
45,236 1,234
J & J Snack Foods Corp 20,854 3,184
John B Sanfilippo & Son Inc 12,287 988
Seneca Foods Corp - Class A
(d)
9,328 338
Simply Good Foods Co/The
(d)
117,262 3,347
SpartanNash Co 49,944 925
United Natural Foods Inc
(d)
78,054 2,114
$ 19,293
Forest Products & Paper - 0 .41%
Clearwater Paper Corp
(d)
23,080 879
Glatfelter Corp 61,788 967
Mercer International Inc 55,038 622
Neenah Inc 23,399 1,191
Schweitzer-Mauduit International Inc 43,622 1,620
$ 5,279
Gas - 0 .59%
Chesapeake Utilities Corp 24,318 2,467
Northwest Natural Holding Co 42,571 1,988
South Jersey Industries Inc 140,085 3,236
$ 7,691
Hand & Machine Tools - 0 .28%
Franklin Electric Co Inc 53,405 3,707
Healthcare - Products - 3 .76%
AngioDynamics Inc
(d)
52,854 990
BioTelemetry Inc
(d)
47,713 3,410
Cardiovascular Systems Inc
(d)
55,879 2,514
CONMED Corp 39,833 4,457
CryoLife Inc
(d)
54,114 1,295
Cutera Inc
(d)
24,555 594
Glaukos Corp
(d)
62,615 5,553
Hanger Inc
(d)
53,071 1,087
Inogen Inc
(d)
25,565 1,251
Integer Holdings Corp
(d)
45,784 3,379
Invacare Corp 47,923 449
Lantheus Holdings Inc
(d)
93,126 1,515
LeMaitre Vascular Inc 23,512 1,130
Luminex Corp 60,256 1,693
Meridian Bioscience Inc
(d)
59,989 1,326
Merit Medical Systems Inc
(d)
68,074 3,686
Natus Medical Inc
(d)
47,166 1,149
Omnicell Inc
(d)
58,919 6,941
OraSure Technologies Inc
(d)
99,898 1,521
Orthofix Medical Inc
(d)
26,925 1,088
Surmodics Inc
(d)
19,045 867
Tactile Systems Technology Inc
(d)
27,052 1,476
Varex Imaging Corp
(d)
54,590 1,057
Zynex Inc
(d),(e)
27,093 490
$ 48,918
Healthcare - Services - 2 .34%
Addus HomeCare Corp
(d)
20,916 2,354
Community Health Systems Inc
(d)
156,593 1,459
Ensign Group Inc/The 71,008 5,558
Fulgent Genetics Inc
(d),(e)
18,255 2,017
Magellan Health Inc
(d)
31,740 2,983
MEDNAX Inc
(d)
119,206 3,251
ModivCare Inc
(d)
17,186 2,725
Pennant Group Inc/The
(d)
35,331 1,900
RadNet Inc
(d)
59,685 1,069
Select Medical Holdings Corp
(d)
150,139 3,859
Tivity Health Inc
(d)
52,137 1,176
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
US Physical Therapy Inc 17,896 $ 2,154
$ 30,505
Home Builders - 2 .18%
Cavco Industries Inc
(d)
11,901 2,245
Century Communities Inc
(d)
40,408 1,897
Installed Building Products Inc
(d)
31,542 3,310
LCI Industries 35,031 4,532
LGI Homes Inc
(d)
30,761 3,283
M/I Homes Inc
(d)
40,031 1,976
MDC Holdings Inc 71,365 3,713
Meritage Homes Corp
(d)
52,380 4,204
Winnebago Industries Inc 47,008 3,246
$ 28,406
Home Furnishings - 0 .84%
Daktronics Inc 51,349 246
Ethan Allen Interiors Inc 30,353 718
iRobot Corp
(d)
39,171 4,704
Sleep Number Corp
(d)
38,656 4,165
Universal Electronics Inc
(d)
19,149 1,039
$ 10,872
Housewares - 0 .16%
Tupperware Brands Corp
(d)
68,483 2,060
Insurance - 2 .73%
Ambac Financial Group Inc
(d)
63,794 920
American Equity Investment Life Holding Co 128,146 3,740
AMERISAFE Inc 26,920 1,494
Assured Guaranty Ltd 112,438 4,020
eHealth Inc
(d)
36,065 1,726
Employers Holdings Inc 40,416 1,233
HCI Group Inc 8,560 476
Horace Mann Educators Corp 57,673 2,259
James River Group Holdings Ltd 42,628 1,896
NMI Holdings Inc
(d)
118,113 2,505
Palomar Holdings Inc
(d)
30,209 3,008
ProAssurance Corp 75,048 1,376
Safety Insurance Group Inc 19,705 1,447
Stewart Information Services Corp 37,210 1,726
Third Point Reinsurance Ltd
(d)
114,412 1,056
Trupanion Inc
(d)
45,585 5,115
United Fire Group Inc 29,979 826
United Insurance Holdings Corp 28,797 146
Universal Insurance Holdings Inc 39,709 532
$ 35,501
Internet - 1 .78%
Cogent Communications Holdings Inc 58,565 3,335
ePlus Inc
(d)
18,812 1,581
HealthStream Inc
(d)
35,293 822
Liquidity Services Inc
(d)
36,507 713
NIC Inc 93,349 2,513
Perficient Inc
(d)
45,967 2,510
QuinStreet Inc
(d)
67,767 1,435
Shutterstock Inc 30,772 2,000
Stamps.com Inc
(d)
25,397 5,798
TechTarget Inc
(d)
32,870 2,455
$ 23,162
Iron & Steel - 1 .05%
Allegheny Technologies Inc
(d)
176,608 3,004
Carpenter Technology Corp 66,872 2,089
Cleveland-Cliffs Inc 555,996 8,529
$ 13,622
Leisure Products & Services - 0 .46%
Callaway Golf Co 131,158 3,658
Vista Outdoor Inc
(d)
81,101 2,366
$ 6,024
Lodging - 0 .04%
Marcus Corp/The 32,224 567
Machinery - Construction & Mining - 0 .14%
Astec Industries Inc 31,487 1,873

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .98%
Alamo Group Inc 13,732 $ 1,917
Applied Industrial Technologies Inc 53,979 3,800
Chart Industries Inc
(d)
49,161 5,905
CIRCOR International Inc
(d)
27,849 890
DXP Enterprises Inc/TX
(d)
22,794 529
Ichor Holdings Ltd
(d)
32,255 1,164
Lindsay Corp 15,132 2,116
SPX FLOW Inc
(d)
58,788 3,114
Tennant Co 25,727 1,743
Watts Water Technologies Inc 38,207 4,587
$ 25,765
Media - 0 .49%
AMC Networks Inc
(d),(e)
41,436 2,048
EW Scripps Co/The 79,557 1,178
Gannett Co Inc
(d)
182,518 818
Meredith Corp 56,378 1,236
Scholastic Corp 41,700 1,075
$ 6,355
Metal Fabrication & Hardware - 1 .13%
AZZ Inc 36,314 1,728
Mueller Industries Inc 79,491 2,715
Olympic Steel Inc 12,647 173
Proto Labs Inc
(d)
37,259 7,891
Standex International Corp 17,242 1,412
TimkenSteel Corp
(d)
52,819 266
Tredegar Corp 35,921 524
$ 14,709
Mining - 0 .75%
Arconic Corp
(d)
135,278 3,409
Century Aluminum Co
(d)
69,787 681
Kaiser Aluminum Corp 22,021 1,909
Livent Corp
(d)
203,746 3,712
$ 9,711
Miscellaneous Manufacturers - 2 .56%
Enerpac Tool Group Corp 83,315 1,689
EnPro Industries Inc 28,600 2,065
ESCO Technologies Inc 36,262 3,448
Fabrinet
(d)
51,441 4,061
Federal Signal Corp 84,286 2,755
Haynes International Inc 17,577 408
Hillenbrand Inc 104,139 4,280
John Bean Technologies Corp 44,188 5,120
Lydall Inc
(d)
23,461 706
Materion Corp 28,309 1,930
Myers Industries Inc 49,891 1,000
Raven Industries Inc 49,931 1,611
Sturm Ruger & Co Inc 24,366 1,544
Trinseo SA 53,352 2,712
$ 33,329
Office & Business Equipment - 0 .17%
Pitney Bowes Inc 241,076 2,252
Office Furnishings - 0 .06%
Interface Inc 81,704 820
Oil & Gas - 1 .85%
Bonanza Creek Energy Inc
(d)
25,822 534
Callon Petroleum Co
(d)
55,361 766
Helmerich & Payne Inc 149,849 3,638
Laredo Petroleum Inc
(d)
12,537 292
Matador Resources Co
(d)
152,948 2,337
Nabors Industries Ltd
(e)
8,939 638
Par Pacific Holdings Inc
(d)
55,627 739
Patterson-UTI Energy Inc 261,109 1,606
PBF Energy Inc 133,835 1,134
PDC Energy Inc
(d)
138,759 3,012
Penn Virginia Corp
(d)
21,168 213
QEP Resources Inc 337,322 961
Range Resources Corp
(d)
356,977 3,288
SM Energy Co 148,388 1,245
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Southwestern Energy Co
(d)
899,435 $ 3,391
Talos Energy Inc
(d)
32,545 275
$ 24,069
Oil & Gas Services - 0 .97%
Archrock Inc 178,901 1,587
Core Laboratories NV 61,965 2,044
DMC Global Inc 20,574 1,176
Dril-Quip Inc
(d)
48,876 1,472
Exterran Corp
(d)
34,601 149
Helix Energy Solutions Group Inc
(d)
196,570 810
Matrix Service Co
(d)
36,862 435
NOW Inc
(d)
152,326 1,263
Oceaneering International Inc
(d)
138,295 1,168
Oil States International Inc
(d)
84,994 476
ProPetro Holding Corp
(d)
112,428 898
RPC Inc
(d)
80,866 361
US Silica Holdings Inc 102,985 838
$ 12,677
Packaging & Containers - 0 .10%
Matthews International Corp 44,274 1,352
Pharmaceuticals - 2 .80%
Amphastar Pharmaceuticals Inc
(d)
50,940 926
Anika Therapeutics Inc
(d)
19,797 733
Coherus Biosciences Inc
(d)
88,296 1,660
Corcept Therapeutics Inc
(d)
145,607 4,115
Covetrus Inc
(d)
138,019 4,702
Cytokinetics Inc
(d)
98,569 1,939
Eagle Pharmaceuticals Inc/DE
(d)
16,150 754
Enanta Pharmaceuticals Inc
(d)
24,886 1,196
Endo International PLC
(d)
320,711 2,335
Heska Corp
(d)
12,378 2,072
Lannett Co Inc
(d)
47,611 369
Owens & Minor Inc 102,375 2,977
Pacira BioSciences Inc
(d)
60,502 3,998
Phibro Animal Health Corp 28,254 586
Prestige Consumer Healthcare Inc
(d)
69,654 2,786
Spectrum Pharmaceuticals Inc
(d)
203,214 729
Supernus Pharmaceuticals Inc
(d)
73,371 2,156
USANA Health Sciences Inc
(d)
16,701 1,382
Vanda Pharmaceuticals Inc
(d)
76,166 1,092
$ 36,507
Real Estate - 0 .49%
Marcus & Millichap Inc
(d)
33,450 1,195
RE/MAX Holdings Inc 25,842 936
Realogy Holdings Corp
(d)
160,788 2,283
St Joe Co/The 43,461 1,934
$ 6,348
REITs - 7 .77%
Acadia Realty Trust 120,139 1,742
Agree Realty Corp 81,289 5,137
Alexander & Baldwin Inc 100,762 1,524
American Assets Trust Inc 69,680 1,925
Apollo Commercial Real Estate Finance Inc 179,751 2,010
Armada Hoffler Properties Inc 80,681 867
ARMOUR Residential REIT Inc 90,145 1,007
Brandywine Realty Trust 237,545 2,613
Capstead Mortgage Corp 134,362 718
CareTrust REIT Inc 133,325 2,994
Centerspace 18,071 1,264
Chatham Lodging Trust 65,415 701
Community Healthcare Trust Inc 30,671 1,372
DiamondRock Hospitality Co
(d)
277,856 2,278
Diversified Healthcare Trust 331,819 1,334
Easterly Government Properties Inc 113,125 2,483
Essential Properties Realty Trust Inc 145,769 3,035
Four Corners Property Trust Inc 102,282 2,696
Franklin Street Properties Corp 134,521 553
GEO Group Inc/The 168,946 1,510
Getty Realty Corp 50,075 1,331

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Global Net Lease Inc 124,616 $ 2,008
Granite Point Mortgage Trust Inc 76,880 717
Hersha Hospitality Trust
(d)
50,849 389
Independence Realty Trust Inc 132,076 1,754
Industrial Logistics Properties Trust 90,940 1,929
Innovative Industrial Properties Inc 30,881 5,778
Invesco Mortgage Capital Inc 252,587 1,020
iStar Inc 103,022 1,564
Kite Realty Group Trust 117,265 1,869
KKR Real Estate Finance Trust Inc 37,866 648
Lexington Realty Trust 385,693 3,953
LTC Properties Inc 54,649 2,112
Mack-Cali Realty Corp 120,011 1,528
National Storage Affiliates Trust 86,731 3,169
New York Mortgage Trust Inc 526,055 1,962
NexPoint Residential Trust Inc 30,839 1,217
Office Properties Income Trust 67,289 1,557
PennyMac Mortgage Investment Trust 137,576 2,373
Ready Capital Corp 56,889 647
Redwood Trust Inc 155,874 1,337
Retail Opportunity Investments Corp 164,337 2,316
Retail Properties of America Inc 298,375 2,748
RPT Realty 112,750 1,043
Safehold Inc 19,962 1,469
Saul Centers Inc 17,923 536
SITE Centers Corp 209,885 2,328
Summit Hotel Properties Inc 147,197 1,192
Tanger Factory Outlet Centers Inc 130,145 2,008
Uniti Group Inc 324,133 3,990
Universal Health Realty Income Trust 17,836 1,064
Urstadt Biddle Properties Inc 41,770 578
Washington Real Estate Investment Trust 114,713 2,517
Whitestone REIT 55,445 432
Xenia Hotels & Resorts Inc 158,385 2,292
$ 101,138
Retail - 8 .59%
Abercrombie & Fitch Co 86,887 2,004
America's Car-Mart Inc/TX
(d)
8,552 1,016
Asbury Automotive Group Inc
(d)
26,859 3,830
Barnes & Noble Education Inc
(d)
41,991 246
Bed Bath & Beyond Inc
(e)
175,482 6,200
Big Lots Inc 49,750 2,969
BJ's Restaurants Inc 31,079 1,453
Bloomin' Brands Inc 110,983 2,338
Boot Barn Holdings Inc
(d)
40,201 2,301
Brinker International Inc 63,071 3,714
Buckle Inc/The 39,908 1,569
Caleres Inc 52,797 798
Cato Corp/The 27,418 312
Cheesecake Factory Inc/The 58,402 2,626
Chico's FAS Inc 166,999 369
Children's Place Inc/The
(d)
20,315 1,493
Chuy's Holdings Inc
(d)
27,428 962
Conn's Inc
(d)
26,779 421
Dave & Buster's Entertainment Inc
(d)
66,084 2,248
Designer Brands Inc 81,855 1,003
Dine Brands Global Inc 22,867 1,572
El Pollo Loco Holdings Inc
(d)
26,393 537
Fiesta Restaurant Group Inc
(d)
24,186 364
GameStop Corp
(d),(e)
76,227 24,774
Genesco Inc
(d)
19,836 770
GMS Inc
(d)
59,439 1,723
Group 1 Automotive Inc 23,975 3,299
Guess? Inc 52,277 1,214
Haverty Furniture Cos Inc 23,257 760
Hibbett Sports Inc
(d)
23,114 1,305
La-Z-Boy Inc 64,261 2,488
Lumber Liquidators Holdings Inc
(d)
40,212 1,124
Macy's Inc 432,133 6,499
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
MarineMax Inc
(d)
30,739 $ 1,286
Michaels Cos Inc/The
(d)
102,811 1,594
Movado Group Inc 23,097 477
ODP Corp/The
(d)
73,356 3,132
PC Connection Inc 15,309 752
PetMed Express Inc
(e)
28,231 1,078
PriceSmart Inc 32,463 3,048
Red Robin Gourmet Burgers Inc
(d)
21,644 567
Regis Corp
(d)
33,776 321
Ruth's Hospitality Group Inc 44,368 807
Sally Beauty Holdings Inc
(d)
157,115 2,372
Shake Shack Inc
(d)
49,644 5,631
Shoe Carnival Inc 11,982 563
Signet Jewelers Ltd
(d)
72,888 2,961
Sonic Automotive Inc 33,029 1,352
Vera Bradley Inc
(d)
30,707 259
Zumiez Inc
(d)
29,088 1,253
$ 111,754
Savings & Loans - 1 .38%
Axos Financial Inc
(d)
71,538 2,786
Banc of California Inc 61,678 1,039
Berkshire Hills Bancorp Inc 70,790 1,174
Brookline Bancorp Inc 110,101 1,386
Capitol Federal Financial Inc 179,757 2,233
Northfield Bancorp Inc 66,583 823
Northwest Bancshares Inc 177,979 2,269
Pacific Premier Bancorp Inc 131,444 4,371
Provident Financial Services Inc 101,528 1,880
$ 17,961
Semiconductors - 3 .08%
Axcelis Technologies Inc
(d)
46,648 1,597
CEVA Inc
(d)
30,986 1,822
Cohu Inc 58,442 2,377
CTS Corp 44,937 1,371
Diodes Inc
(d)
58,706 4,155
DSP Group Inc
(d)
30,561 493
FormFactor Inc
(d)
107,773 4,405
Kulicke & Soffa Industries Inc 86,384 3,081
MaxLinear Inc
(d)
93,992 2,950
Onto Innovation Inc
(d)
68,003 3,676
Photronics Inc
(d)
91,387 1,014
Power Integrations Inc 83,365 6,715
Rambus Inc
(d)
158,652 3,014
Ultra Clean Holdings Inc
(d)
56,401 2,177
Veeco Instruments Inc
(d)
69,092 1,276
$ 40,123
Software - 3 .93%
8x8 Inc
(d)
148,066 5,219
Agilysys Inc
(d)
28,254 1,040
Allscripts Healthcare Solutions Inc
(d)
220,010 3,630
BM Technologies Inc
(d)
6,482 94
Bottomline Technologies DE Inc
(d)
54,609 2,609
Computer Programs and Systems Inc 17,583 541
CSG Systems International Inc 45,882 1,977
Digi International Inc
(d)
40,722 752
Donnelley Financial Solutions Inc
(d)
41,366 740
Ebix Inc 32,771 1,706
Glu Mobile Inc
(d)
205,995 1,815
LivePerson Inc
(d)
86,627 5,489
ManTech International Corp/VA 37,853 3,395
MicroStrategy Inc
(d)
10,102 6,236
NextGen Healthcare Inc
(d)
77,136 1,526
PDF Solutions Inc
(d)
40,809 788
Progress Software Corp 62,810 2,524
Simulations Plus Inc 21,097 1,670
SPS Commerce Inc
(d)
49,173 4,863
Tabula Rasa HealthCare Inc
(d)
30,196 1,715
Xperi Holding Corp 147,212 2,835
$ 51,164

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 2 .29%
ADTRAN Inc 66,785 $ 1,149
ATN International Inc 15,276 660
CalAmp Corp
(d)
48,769 488
Cincinnati Bell Inc
(d)
70,580 1,076
Consolidated Communications Holdings Inc
(d)
101,743 621
Extreme Networks Inc
(d)
171,311 1,386
Harmonic Inc
(d)
136,127 1,056
Iridium Communications Inc
(d)
163,363 8,049
NETGEAR Inc
(d)
42,171 1,745
Plantronics Inc 52,271 1,658
Shenandoah Telecommunications Co 69,425 2,698
Spok Holdings Inc 24,441 272
Viavi Solutions Inc
(d)
318,903 4,927
Vonage Holdings Corp
(d)
325,085 4,057
$ 29,842
Textiles - 0 .58%
Albany International Corp 42,755 2,972
UniFirst Corp/MA 21,210 4,514
$ 7,486
Transportation - 1 .90%
ArcBest Corp 35,384 1,640
Atlas Air Worldwide Holdings Inc
(d)
36,405 1,887
Bristow Group Inc
(d)
32,274 781
Dorian LPG Ltd
(d)
46,768 542
Echo Global Logistics Inc
(d)
37,055 976
Forward Air Corp 38,309 2,746
Heartland Express Inc 68,638 1,288
Hub Group Inc
(d)
46,645 2,455
Marten Transport Ltd 81,752 1,296
Matson Inc 59,994 3,588
Saia Inc
(d)
36,426 6,438
SEACOR Holdings Inc
(d)
26,669 1,113
$ 24,750
Trucking & Leasing - 0 .13%
Greenbrier Cos Inc/The 45,711 1,654
Water - 0 .60%
American States Water Co 51,374 3,969
California Water Service Group 69,408 3,793
$ 7,762
TOTAL COMMON STOCKS $ 1,276,897
Total Investments $ 1,331,736
Other Assets and Liabilities -  (2.31)% (30,111)
TOTAL NET ASSETS - 100.00% $ 1,301,625
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $28,007 or 2.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,261 or 2.71% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 22 .57%
Consumer, Non-cyclical 18 .10%
Consumer, Cyclical 17 .15%
Industrial 16 .66%
Technology 9 .37%
Basic Materials 4 .67%
Communications 4 .56%
Money Market Funds 4 .11%
Energy 3 .55%
Utilities 1 .47%
Investment Companies 0 .10%
Other Assets and Liabilities
( 2 .31 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,576 $ 185,257 $ 170,461 $ 49,372
$ 34,576 $ 185,257 $ 170,461 $ 49,372
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2021 Long 223 $ 23,060 $ (843)
Total $ (843)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .81 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 2000 Value ETF 15,650 $ 2,166
Money Market Funds - 3 .62%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,654,264 1,654
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
38,457,700 38,458
$ 40,112
TOTAL INVESTMENT COMPANIES $ 42,278
COMMON STOCKS - 96 .34 % Shares Held Value (000's)
Advertising - 0 .06%
Boston Omaha Corp
(d)
1,003 $ 27
Fluent Inc
(d)
3,276 18
MDC Partners Inc
(d)
197,700 544
National CineMedia Inc 4,869 20
Quotient Technology Inc
(d)
2,974 26
$ 635
Aerospace & Defense - 0 .47%
AAR Corp 54,730 1,836
Astronics Corp
(d)
1,908 24
Barnes Group Inc 3,672 177
Ducommun Inc
(d)
826 41
Kaman Corp 1,939 98
Moog Inc 21,014 1,552
National Presto Industries Inc 15,906 1,422
Park Aerospace Corp 1,457 19
Triumph Group Inc 4,064 44
$ 5,213
Agriculture - 0 .22%
Alico Inc 435 13
Andersons Inc/The 2,446 56
Cadiz Inc
(d),(e)
774 9
Darling Ingredients Inc
(d)
33,459 2,075
Fresh Del Monte Produce Inc 2,443 60
Limoneira Co 979 16
Mission Produce Inc
(d)
326 6
Tejon Ranch Co
(d)
1,631 26
Universal Corp/VA 1,905 87
Vector Group Ltd 9,684 114
Vital Farms Inc
(d),(e)
464 11
$ 2,473
Airlines - 0 .14%
Allegiant Travel Co 892 162
Hawaiian Holdings Inc 3,583 70
Mesa Air Group Inc
(d)
2,446 16
SkyWest Inc 3,893 152
Spirit Airlines Inc
(d)
43,506 1,128
$ 1,528
Apparel - 0 .96%
Capri Holdings Ltd
(d)
162,625 6,775
Kontoor Brands Inc 4,069 147
Lakeland Industries Inc
(d),(e)
574 16
Oxford Industries Inc 1,274 83
Rocky Brands Inc 15,115 521
Steven Madden Ltd 52,083 1,751
Superior Group of Cos Inc 674 15
Unifi Inc
(d)
1,056 25
Urban Outfitters Inc
(d)
40,860 1,121
Weyco Group Inc 525 9
Wolverine World Wide Inc 6,335 181
$ 10,644
Automobile Manufacturers - 0 .34%
Blue Bird Corp
(d)
73,819 1,513
Navistar International Corp
(d)
3,901 172
REV Group Inc 1,885 19
Wabash National Corp 115,374 1,841
Workhorse Group Inc
(d),(e)
7,389 253
$ 3,798
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .26%
Adient PLC
(d)
60,081 $ 1,940
American Axle & Manufacturing Holdings Inc
(d)
8,913 78
Cooper Tire & Rubber Co 50,750 1,865
Cooper-Standard Holdings Inc
(d)
1,298 40
Dana Inc 11,355 220
Douglas Dynamics Inc 182 7
Goodyear Tire & Rubber Co/The
(d)
176,166 1,859
Meritor Inc
(d)
70,241 1,812
Methode Electronics Inc 44,948 1,697
Miller Industries Inc/TN 22,950 915
Modine Manufacturing Co
(d)
92,643 1,163
Motorcar Parts of America Inc
(d)
64,567 1,461
Standard Motor Products Inc 22,343 877
Telenav Inc
(d)
1,767 8
Tenneco Inc
(d)
4,024 41
$ 13,983
Banks - 10 .49%
1st Constitution Bancorp 741 11
1st Source Corp 24,707 972
ACNB Corp 638 16
Alerus Financial Corp 1,152 28
Allegiance Bancshares Inc 1,471 52
Altabancorp 1,165 38
Amalgamated Bank 45,779 671
American National Bankshares Inc 813 23
Ameris Bancorp 5,248 205
Ames National Corp 661 15
Arrow Financial Corp 1,019 30
Associated Banc-Corp 93,700 1,681
Atlantic Capital Bancshares Inc
(d)
1,626 29
Atlantic Union Bankshares Corp 6,105 200
Auburn National BanCorp Inc 203 8
BancFirst Corp 1,464 84
Bancorp Inc/The
(d)
4,067 68
BancorpSouth Bank 7,764 215
Bank First Corp 40 3
Bank of Commerce Holdings 1,309 13
Bank of Marin Bancorp 1,019 38
Bank of NT Butterfield & Son Ltd/The 3,973 121
Bank of Princeton/The 495 12
Bank7 Corp 142 2
BankUnited Inc 55,394 1,919
Bankwell Financial Group Inc 535 10
Banner Corp 2,735 121
Bar Harbor Bankshares 34,684 746
BayCom Corp
(d),(e)
857 13
BCB Bancorp Inc 1,186 14
Bogota Financial Corp
(d)
603 5
BOK Financial Corp 14,700 1,086
Bridge Bancorp Inc 34,624 846
Bridgewater Bancshares Inc
(d)
35,117 451
Bryn Mawr Bank Corp 21,536 670
Business First Bancshares Inc 1,484 30
Byline Bancorp Inc 1,896 30
C&F Financial Corp 296 12
Cadence BanCorp 88,975 1,594
California BanCorp
(d)
648 9
Cambridge Bancorp 375 28
Camden National Corp 14,830 557
Capital Bancorp Inc
(d)
693 10
Capital City Bank Group Inc 1,030 23
Capstar Financial Holdings Inc 1,234 18
Carter Bankshares Inc 1,767 18
Cathay General Bancorp 71,089 2,404
CB Financial Services Inc 421 8
CBTX Inc 1,370 36
Central Pacific Financial Corp 46,250 920
Central Valley Community Bancorp 904 14
Century Bancorp Inc/MA 182 14

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Chemung Financial Corp 302 $ 10
ChoiceOne Financial Services Inc 511 13
CIT Group Inc 55,535 2,049
Citizens & Northern Corp 1,025 20
Citizens Holding Co 406 8
City Holding Co 1,226 85
Civista Bancshares Inc 29,221 498
CNB Financial Corp/PA 19,442 409
Coastal Financial Corp/WA
(d)
641 13
Codorus Valley Bancorp Inc 767 12
Colony Bankcorp Inc 673 9
Columbia Banking System Inc 5,621 217
Community Bank System Inc 4,150 269
Community Financial Corp/The 452 11
Community Trust Bancorp Inc 32,629 1,190
ConnectOne Bancorp Inc 65,315 1,388
County Bancorp Inc 427 9
CrossFirst Bankshares Inc
(d)
81,578 938
Customers Bancorp Inc
(d)
86,628 1,925
CVB Financial Corp 65,267 1,268
Eagle Bancorp Inc 46,216 1,964
Eastern Bankshares Inc 116,674 1,860
Enterprise Bancorp Inc/MA 678 17
Enterprise Financial Services Corp 1,880 66
Equity Bancshares Inc
(d)
49,318 1,089
Esquire Financial Holdings Inc
(d)
461 10
Evans Bancorp Inc 415 12
Farmers & Merchants Bancorp Inc/Archbold OH 769 18
Farmers National Banc Corp 2,029 27
FB Financial Corp 42,521 1,588
Fidelity D&D Bancorp Inc 285 14
Financial Institutions Inc 37,547 859
First Bancorp Inc/The 769 18
First BanCorp/Puerto Rico 342,611 3,118
First Bancorp/Southern Pines NC 2,248 77
First Bancshares Inc/The 1,613 48
First Bank/Hamilton NJ 1,398 13
First Busey Corp 41,676 861
First Business Financial Services Inc 21,059 406
First Choice Bancorp 896 18
First Commonwealth Financial Corp 7,503 88
First Community Bankshares Inc 1,344 29
First Community Corp/SC 613 10
First Financial Bancorp 128,670 2,358
First Financial Corp/IN 36,644 1,407
First Foundation Inc 2,374 48
First Guaranty Bancshares Inc 381 6
First Hawaiian Inc 74,607 1,735
First Internet Bancorp 29,737 911
First Interstate BancSystem Inc 3,176 123
First Merchants Corp 25,532 962
First Mid Bancshares Inc 1,128 38
First Midwest Bancorp Inc/IL 88,643 1,465
First Northwest Bancorp 756 10
First of Long Island Corp/The 56,176 940
First United Corp 585 9
Flagstar Bancorp Inc 3,772 162
FNB Corp/PA 127,600 1,258
FNCB Bancorp Inc 1,493 9
Franklin Financial Services Corp 352 10
Fulton Financial Corp 138,866 1,861
FVCBankcorp Inc
(d)
917 14
German American Bancorp Inc 1,926 65
Glacier Bancorp Inc 6,720 313
Great Southern Bancorp Inc 29,546 1,453
Great Western Bancorp Inc 83,465 2,003
Guaranty Bancshares Inc/TX 520 17
Hancock Whitney Corp 58,556 1,999
Hanmi Financial Corp 156,826 2,167
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
HarborOne Bancorp Inc 4,179 $ 45
Hawthorn Bancshares Inc 510 9
HBT Financial Inc 853 13
Heartland Financial USA Inc 2,731 117
Heritage Commerce Corp 4,594 40
Heritage Financial Corp/WA 2,832 67
Hilltop Holdings Inc 35,716 1,073
Home BancShares Inc/AR 38,502 817
HomeStreet Inc 39,567 1,441
Hope Bancorp Inc 160,022 1,789
Horizon Bancorp Inc/IN 55,569 879
Howard Bancorp Inc
(d)
1,086 13
Independent Bank Corp 2,410 181
Independent Bank Corp/MI 1,643 30
Independent Bank Group Inc 2,918 179
International Bancshares Corp 26,504 1,002
Investar Holding Corp 766 12
Kearny Financial Corp/MD 4,637 48
Lakeland Bancorp Inc 111,645 1,463
Lakeland Financial Corp 1,787 105
Landmark Bancorp Inc/Manhattan KS 345 8
LCNB Corp 932 14
Level One Bancorp Inc 447 9
Limestone Bancorp Inc
(d)
545 7
Live Oak Bancshares Inc 32,888 1,312
Luther Burbank Corp 74,846 732
Macatawa Bank Corp 2,049 17
Mackinac Financial Corp 766 10
MainStreet Bancshares Inc
(d)
604 10
Mercantile Bank Corp 31,524 856
Merchants Bancorp/IN 658 20
Meridian Corp 425 9
Meta Financial Group Inc 2,619 101
Metrocity Bankshares Inc 1,340 19
Metropolitan Bank Holding Corp
(d)
22,720 901
Mid Penn Bancorp Inc 568 12
Middlefield Banc Corp 520 11
Midland States Bancorp Inc 82,576 1,518
MidWestOne Financial Group Inc 36,222 891
MVB Financial Corp 747 17
National Bank Holdings Corp 17,654 587
National Bankshares Inc 474 15
NBT Bancorp Inc 3,353 111
Nicolet Bankshares Inc
(d)
714 48
Northeast Bank 601 16
Northrim BanCorp Inc 13,696 440
Norwood Financial Corp 525 13
Oak Valley Bancorp 584 9
OFG Bancorp 3,996 69
Ohio Valley Banc Corp 374 8
Old National Bancorp/IN 12,878 216
Old Second Bancorp Inc 2,255 22
OP Bancorp 1,053 8
Origin Bancorp Inc 1,714 54
Orrstown Financial Services Inc 23,165 401
PacWest Bancorp 66,700 2,014
Park National Corp 1,116 121
Parke Bancorp Inc 867 15
Partners Bancorp
(e)
1,073 7
PCB Bancorp 1,086 13
PCSB Financial Corp 1,143 17
Peapack-Gladstone Financial Corp 54,370 1,278
Penns Woods Bancorp Inc 583 13
Peoples Bancorp Inc/OH 16,233 495
Peoples Bancorp of North Carolina Inc 389 8
Peoples Financial Services Corp 521 19
Pioneer Bancorp Inc/NY
(d)
1,158 12
Plumas Bancorp 396 10
Popular Inc 29,900 1,697

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Preferred Bank/Los Angeles CA 30,266 $ 1,461
Premier Financial Bancorp Inc 1,065 16
Premier Financial Corp 80,596 2,237
Provident Bancorp Inc 1,320 15
QCR Holdings Inc 1,145 44
RBB Bancorp 40,020 664
Red River Bancshares Inc 361 17
Reliant Bancorp Inc 1,122 23
Renasant Corp 4,305 152
Republic Bancorp Inc/KY 17,240 622
Republic First Bancorp Inc
(d)
3,951 11
Richmond Mutual BanCorp Inc 993 13
S&T Bancorp Inc 71,041 1,804
Salisbury Bancorp Inc 222 8
Sandy Spring Bancorp Inc 16,586 551
SB Financial Group Inc 574 10
Seacoast Banking Corp of Florida
(d)
4,074 124
Select Bancorp Inc
(d)
1,372 13
ServisFirst Bancshares Inc 965 40
Shore Bancshares Inc 926 12
Sierra Bancorp 45,076 986
Silvergate Capital Corp
(d)
1,206 112
Simmons First National Corp 62,820 1,552
SmartFinancial Inc 1,079 21
South Plains Financial Inc 850 16
South State Corp 5,495 383
Southern First Bancshares Inc
(d)
542 22
Southern National Bancorp of Virginia Inc 73,718 890
Southside Bancshares Inc 2,483 78
Spirit of Texas Bancshares Inc 1,042 19
Standard AVB Financial Corp 345 11
Sterling Bancorp Inc/MI 1,703 8
Stock Yards Bancorp Inc 1,358 61
Summit Financial Group Inc 862 18
Synovus Financial Corp 49,200 1,830
Texas Capital Bancshares Inc
(d)
31,797 1,915
Tompkins Financial Corp 1,112 74
Towne Bank/Portsmouth VA 57,792 1,341
TriCo Bancshares 13,630 508
TriState Capital Holdings Inc
(d)
51,561 946
Triumph Bancorp Inc
(d)
1,775 102
TrustCo Bank Corp NY 191,974 1,194
Trustmark Corp 54,198 1,488
UMB Financial Corp 3,407 242
Umpqua Holdings Corp 84,500 1,226
United Bankshares Inc/WV 30,960 981
United Community Banks Inc/GA 28,116 838
United Security Bancshares/Fresno CA 1,175 8
Unity Bancorp Inc 630 12
Univest Financial Corp 76,984 1,729
Valley National Bancorp 114,933 1,174
Veritex Holdings Inc 3,702 95
Walker & Dunlop Inc 2,025 167
Washington Trust Bancorp Inc 19,827 864
Webster Financial Corp 38,400 1,795
WesBanco Inc 5,156 150
West BanCorp Inc 1,046 22
Westamerica BanCorp 1,772 99
Western New England Bancorp Inc 2,095 13
Wintrust Financial Corp 29,300 1,764
$ 116,159
Beverages - 0 .02%
Farmer Bros Co
(d)
1,690 9
MGP Ingredients Inc 282 16
NewAge Inc
(d),(e)
4,544 14
Primo Water Corp 12,266 190
$ 229
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1 .24%
Abeona Therapeutics Inc
(d)
4,313 $ 8
Achillion Pharamceuticals Inc
(d),(f),(g)
8,433 4
ADMA Biologics Inc
(d),(e)
685 2
Adverum Biotechnologies Inc
(d)
1,098 14
Akouos Inc
(d)
301 5
Albireo Pharma Inc
(d)
395 15
Aligos Therapeutics Inc
(d)
220 6
ALX Oncology Holdings Inc
(d),(e)
166 13
AnaptysBio Inc
(d)
1,664 43
ANI Pharmaceuticals Inc
(d)
389 11
Annexon Inc
(d)
355 8
Applied Genetic Technologies Corp/DE
(d)
2,549 10
Applied Molecular Transport Inc
(d),(e)
253 9
Aptinyx Inc
(d),(e)
2,914 10
Arena Pharmaceuticals Inc
(d)
4,189 311
Assembly Biosciences Inc
(d)
1,341 8
Atara Biotherapeutics Inc
(d)
44,064 814
Atea Pharmaceuticals Inc
(d),(e)
265 19
Athira Pharma Inc
(d)
259 6
Atreca Inc
(d)
130 2
AVEO Pharmaceuticals Inc
(d)
880 7
Avid Bioservices Inc
(d)
581 8
Avidity Biosciences Inc
(d)
339 8
Aziyo Biologics Inc
(d)
35 1
BioCryst Pharmaceuticals Inc
(d),(e)
2,934 25
C4 Therapeutics Inc
(d),(e)
233 8
Cabaletta Bio Inc
(d)
1,053 14
CASI Pharmaceuticals Inc
(d)
816 3
Catabasis Pharmaceuticals Inc
(d)
443 2
CEL-SCI Corp
(d),(e)
514 13
Checkmate Pharmaceuticals Inc
(d)
83 1
Chinook Therapeutics Inc
(d)
161 2
Codiak Biosciences Inc
(d)
64 2
Cortexyme Inc
(d),(e)
80 3
Cymabay Therapeutics Inc
(d)
5,478 29
Dynavax Technologies Corp
(d)
1,497 9
Dyne Therapeutics Inc
(d)
311 6
Emergent BioSolutions Inc
(d)
82,975 8,866
Enochian Biosciences Inc
(d)
1,707 6
Enzo Biochem Inc
(d)
3,844 11
Epizyme Inc
(d)
2,590 28
Evolus Inc
(d),(e)
1,371 9
Exicure Inc
(d)
721 2
FibroGen Inc
(d)
904 44
Five Prime Therapeutics Inc
(d)
2,450 41
Forma Therapeutics Holdings Inc
(d)
295 11
Generation Bio Co
(d)
308 8
Geron Corp
(d)
21,173 38
GlycoMimetics Inc
(d)
3,499 13
Gossamer Bio Inc
(d)
2,562 26
Harvard Bioscience Inc
(d)
3,158 15
iBio Inc
(d)
700 1
Immunic Inc
(d),(e)
120 2
ImmunoGen Inc
(d)
8,267 59
Immunome Inc
(d)
18 —
Inhibrx Inc
(d),(e)
178 6
Inozyme Pharma Inc
(d),(e)
193 4
Intra-Cellular Therapies Inc
(d)
3,161 102
iTeos Therapeutics Inc
(d)
253 8
IVERIC bio Inc
(d)
6,290 33
Keros Therapeutics Inc
(d)
51 3
Kezar Life Sciences Inc
(d)
2,557 14
Kindred Biosciences Inc
(d)
565 3
Kiniksa Pharmaceuticals Ltd
(d)
131 3
Kronos Bio Inc
(d),(e)
295 8
Kymera Therapeutics Inc
(d),(e)
169 10
Lyra Therapeutics Inc
(d)
30 —
MacroGenics Inc
(d)
2,763 56
Magenta Therapeutics Inc
(d)
254 2

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Marker Therapeutics Inc
(d),(e)
901 $ 2
MEI Pharma Inc
(d)
1,687 5
MeiraGTx Holdings plc
(d)
167 2
Metacrine Inc
(d)
72 1
Myriad Genetics Inc
(d)
5,633 155
NantKwest Inc
(d),(e)
522 10
NextCure Inc
(d)
125 1
NGM Biopharmaceuticals Inc
(d)
196 5
Nkarta Inc
(d)
262 10
Novavax Inc
(d)
9,232 2,040
Nurix Therapeutics Inc
(d)
252 9
Oncorus Inc
(d)
100 2
Orgenesis Inc
(d)
1,583 10
Osmotica Pharmaceuticals PLC
(d),(e)
301 1
Pacific Biosciences of California Inc
(d)
1,712 55
Pandion Therapeutics Inc
(d)
123 2
Pliant Therapeutics Inc
(d)
248 6
Poseida Therapeutics Inc
(d),(e)
221 2
Praxis Precision Medicines Inc
(d)
200 10
Precigen Inc
(d),(e)
1,174 10
Precision BioSciences Inc
(d)
425 5
Prelude Therapeutics Inc
(d),(e)
166 11
Prothena Corp PLC
(d)
2,414 27
Relay Therapeutics Inc
(d)
502 25
Rubius Therapeutics Inc
(d),(e)
2,308 28
Savara Inc
(d)
5,018 8
Selecta Biosciences Inc
(d)
3,054 12
Shattuck Labs Inc
(d)
238 12
Solid Biosciences Inc
(d)
2,181 14
Spruce Biosciences Inc
(d)
106 2
SQZ Biotechnologies Co
(d)
54 1
Strongbridge Biopharma PLC
(d)
305 1
Sutro Biopharma Inc
(d)
384 9
Tarsus Pharmaceuticals Inc
(d)
135 5
Taysha Gene Therapies Inc
(d),(e)
190 5
TCR2 Therapeutics Inc
(d)
1,840 47
TG Therapeutics Inc
(d)
1,314 63
Theravance Biopharma Inc
(d)
568 11
Turning Point Therapeutics Inc
(d)
189 24
Vaxart Inc
(d),(e)
827 10
VBI Vaccines Inc
(d),(e)
3,498 11
Verastem Inc
(d)
7,463 15
Vericel Corp
(d)
462 19
Viking Therapeutics Inc
(d),(e)
4,808 35
VolitionRX Ltd
(d),(e)
152 1
VYNE Therapeutics Inc
(d)
8,767 17
X4 Pharmaceuticals Inc
(d)
1,403 11
XBiotech Inc
(d)
1,101 21
Xencor Inc
(d)
271 12
XOMA Corp
(d),(e)
132 5
Zentalis Pharmaceuticals Inc
(d)
162 6
ZIOPHARM Oncology Inc
(d)
5,216 19
$ 13,721
Building Materials - 3 .77%
American Woodmark Corp
(d)
1,321 114
Apogee Enterprises Inc 27,109 951
Armstrong Flooring Inc
(d)
217,951 819
Boise Cascade Co 30,552 1,455
Builders FirstSource Inc
(d)
382,715 14,639
Caesarstone Ltd 1,737 22
Cornerstone Building Brands Inc
(d)
2,022 23
Gibraltar Industries Inc
(d)
95,038 8,519
Griffon Corp 23,254 522
JELD-WEN Holding Inc
(d)
5,372 140
LSI Industries Inc 2,002 19
Masonite International Corp
(d)
16,458 1,638
Patrick Industries Inc 120 8
PGT Innovations Inc
(d)
2,854 59
Simpson Manufacturing Co Inc 45,600 4,195
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
SPX Corp
(d)
128,604 $ 6,650
Summit Materials Inc
(d)
8,991 185
UFP Industries Inc 33,457 1,805
US Concrete Inc
(d)
1,237 55
$ 41,818
Chemicals - 2 .99%
AdvanSix Inc
(d)
2,145 46
AgroFresh Solutions Inc
(d)
3,052 6
American Vanguard Corp 78,209 1,294
Amyris Inc
(d),(e)
7,493 70
Axalta Coating Systems Ltd
(d)
422,775 11,411
Balchem Corp 188 20
Cabot Corp 28,200 1,238
Element Solutions Inc 837,275 14,259
Ferro Corp
(d)
1,657 23
GCP Applied Technologies Inc
(d)
816 20
Hawkins Inc 8,125 446
HB Fuller Co 9,105 463
Innospec Inc 6,577 577
Intrepid Potash Inc
(d)
791 18
Koppers Holdings Inc
(d)
608 20
Kraton Corp
(d)
2,447 69
Kronos Worldwide Inc 1,745 25
Marrone Bio Innovations Inc
(d)
567 1
Minerals Technologies Inc 2,656 164
Oil-Dri Corp of America 402 14
Orion Engineered Carbons SA 2,094 32
PQ Group Holdings Inc 58,329 804
Rayonier Advanced Materials Inc
(d)
4,887 34
Rogers Corp
(d)
1,201 187
Sensient Technologies Corp 1,966 139
Stepan Co 1,558 176
Tronox Holdings PLC 4,605 71
W R Grace & Co 7,300 423
Westlake Chemical Partners LP 44,500 1,060
$ 33,110
Coal - 0 .11%
Arch Resources Inc
(d)
1,169 56
CONSOL Energy Inc
(d)
2,032 17
NACCO Industries Inc 325 8
Peabody Energy Corp
(d)
5,122 20
SunCoke Energy Inc 6,556 32
Warrior Met Coal Inc 46,060 1,060
$ 1,193
Commercial Services - 5 .22%
Aaron's Co Inc/The
(d)
10,218 173
ABM Industries Inc 73,121 2,687
Acacia Research Corp
(d)
3,943 22
Adtalem Global Education Inc
(d)
4,113 159
Alta Equipment Group Inc
(d)
1,487 14
American Public Education Inc
(d)
1,116 32
AMN Healthcare Services Inc
(d)
46,025 3,319
Arlo Technologies Inc
(d)
6,136 52
ASGN Inc
(d)
110,976 9,201
Barrett Business Services Inc 521 33
BG Staffing Inc 31,756 401
BrightView Holdings Inc
(d)
3,187 45
CAI International Inc 1,035 34
Cardtronics PLC
(d)
32,702 1,270
Carriage Services Inc 1,279 42
Cass Information Systems Inc 38,500 1,563
CBIZ Inc
(d)
35,050 908
Cimpress PLC
(d)
21,346 1,951
Collectors Universe Inc 89 8
CoreCivic Inc 9,489 67
CRA International Inc 162 9
Cross Country Healthcare Inc
(d)
2,509 22
Deluxe Corp 3,291 112
Emerald Holding Inc 435,533 1,769

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Ennis Inc 73,157 $ 1,332
Franchise Group Inc 31,493 1,142
FTI Consulting Inc
(d)
61,800 6,796
GP Strategies Corp
(d)
53,821 650
Green Dot Corp
(d)
3,689 185
H&R Block Inc 113,500 1,956
Hackett Group Inc/The 396 5
Heidrick & Struggles International Inc 58,291 1,700
Herc Holdings Inc
(d)
1,800 115
Huron Consulting Group Inc
(d)
1,609 85
ICF International Inc 703 54
Information Services Group Inc
(d)
3,133 11
Insperity Inc 1,421 112
Kelly Services Inc 71,279 1,392
Kforce Inc 9,500 405
Korn Ferry 43,848 1,999
Laureate Education Inc
(d)
8,532 111
LiveRamp Holdings Inc
(d)
947 72
MoneyGram International Inc
(d)
4,887 38
Monro Inc 1,305 76
Nesco Holdings Inc
(d),(e)
1,156 9
PFSweb Inc
(d)
341 2
Priority Technology Holdings Inc
(d)
49 —
Quad/Graphics Inc 2,899 14
Rent-A-Center Inc/TX 35,029 1,517
Resources Connection Inc 112,021 1,293
Ritchie Bros Auctioneers Inc 145,225 8,555
ServiceSource International Inc
(d)
7,446 12
SP Plus Corp
(d)
1,796 52
Stride Inc
(d)
3,144 81
Team Inc
(d)
2,348 23
Textainer Group Holdings Ltd
(d)
3,871 70
Triton International Ltd/Bermuda 4,755 220
TrueBlue Inc
(d)
99,314 1,846
Universal Technical Institute Inc
(d)
193 1
Vectrus Inc
(d)
34,357 1,766
Viad Corp 1,573 54
Vivint Smart Home Inc
(d)
4,823 91
Willdan Group Inc
(d)
269 12
WW International Inc
(d)
2,818 75
$ 57,822
Computers - 2 .82%
3D Systems Corp
(d),(e)
9,492 337
Conduent Inc
(d)
13,084 63
Corsair Gaming Inc
(d),(e)
791 30
Cubic Corp 2,188 134
Diebold Nixdorf Inc
(d)
73,522 1,004
DXC Technology Co 232,850 6,566
ExOne Co/The
(d)
328 9
Insight Enterprises Inc
(d)
244,281 18,591
Lumentum Holdings Inc
(d)
9,645 905
MTS Systems Corp 1,503 88
NetScout Systems Inc
(d)
5,538 162
Parsons Corp
(d)
467 17
Perspecta Inc 1,870 54
PlayAGS Inc
(d)
1,749 9
Quantum Corp
(d)
2,026 14
SecureWorks Corp
(d)
724 10
StarTek Inc
(d)
1,524 13
Super Micro Computer Inc
(d)
58,682 1,819
Sykes Enterprises Inc
(d)
34,946 1,349
Unisys Corp
(d)
4,415 105
$ 31,279
Consumer Products - 0 .30%
ACCO Brands Corp 212,420 1,718
Central Garden & Pet Co
(d)
32,804 1,387
Central Garden & Pet Co - A Shares
(d)
2,165 85
Quanex Building Products Corp 2,577 57
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
WD-40 Co 63 $ 19
$ 3,266
Cosmetics & Personal Care - 0 .01%
Edgewell Personal Care Co 4,306 144
Revlon Inc
(d),(e)
628 7
$ 151
Distribution & Wholesale - 2 .07%
A-Mark Precious Metals Inc 434 12
Avient Corp 7,164 275
Core-Mark Holding Co Inc 293 9
Fossil Group Inc
(d)
3,645 53
G-III Apparel Group Ltd
(d)
39,166 1,059
H&E Equipment Services Inc 16,316 448
KAR Auction Services Inc 10,136 187
Resideo Technologies Inc
(d)
144,266 3,333
ScanSource Inc
(d)
72,456 1,753
Systemax Inc 359 14
Titan Machinery Inc
(d)
1,480 32
Univar Solutions Inc
(d)
701,125 13,034
Veritiv Corp
(d)
987 18
VSE Corp 673 23
WESCO International Inc
(d)
34,522 2,627
$ 22,877
Diversified Financial Services - 4 .59%
AllianceBernstein Holding LP 26,752 946
Altisource Portfolio Solutions SA
(d)
467 5
Amerant Bancorp Inc
(d)
1,769 25
America First Multifamily Investors LP 116,000 520
Arlington Asset Investment Corp
(d)
136,936 495
Artisan Partners Asset Management Inc 49,089 2,376
Assetmark Financial Holdings Inc
(d)
714 16
Associated Capital Group Inc 190 6
B Riley Financial Inc 1,513 73
BGC Partners Inc 24,052 85
Blucora Inc
(d)
3,798 63
Boston Private Financial Holdings Inc 6,487 79
Brightsphere Investment Group Inc 64,398 1,180
Columbia Financial Inc
(d)
2,763 43
Cowen Inc 69,040 1,737
Diamond Hill Investment Group Inc 6,630 983
Encore Capital Group Inc
(d)
2,453 73
Enova International Inc
(d)
30,433 687
Evercore Inc - Class A 7,600 829
EZCORP Inc
(d)
3,806 17
Federal Agricultural Mortgage Corp 17,540 1,333
Federated Hermes Inc 52,282 1,412
First Western Financial Inc
(d)
532 10
GAMCO Investors Inc 79 1
Greenhill & Co Inc 112,999 1,312
Hannon Armstrong Sustainable Infrastructure
Capital Inc
5,465 323
Lazard Ltd 41,600 1,714
LendingClub Corp
(d)
5,451 59
LPL Financial Holdings Inc 161,675 17,516
Marlin Business Services Corp 728 10
MMA Capital Holdings Inc
(d)
414 10
Moelis & Co 165,400 8,222
Mr Cooper Group Inc
(d)
5,998 163
Navient Corp 140,702 1,584
Nelnet Inc 1,332 92
NewStar Financial Inc
(d),(f),(g)
52,106 —
Oportun Financial Corp
(d)
1,511 24
Oppenheimer Holdings Inc 713 25
PennyMac Financial Services Inc 23,673 1,373
Piper Sandler Cos 1,361 124
PRA Group Inc
(d)
20,045 661
PROG Holdings Inc 21,794 1,028
Regional Management Corp 20,869 591
Sculptor Capital Management Inc 1,411 24

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Silvercrest Asset Management Group Inc 488 $ 7
SLM Corp 98,600 1,369
Stifel Financial Corp 22,792 1,181
StoneX Group Inc
(d)
1,172 63
SWK Holdings Corp
(d)
385 5
Virtus Investment Partners Inc 517 109
Waddell & Reed Financial Inc 4,817 122
Westwood Holdings Group Inc 671 8
WisdomTree Investments Inc 10,916 58
World Acceptance Corp
(d),(e)
348 50
$ 50,821
Electric - 1 .43%
ALLETE Inc 39,470 2,481
Atlantic Power Corp
(d)
6,124 18
Avista Corp 55,368 2,075
Black Hills Corp 4,939 292
Brookfield Renewable Corp 7,373 413
Clearway Energy Inc - Class A 2,190 63
Clearway Energy Inc - Class C 5,150 160
MGE Energy Inc 2,072 132
NorthWestern Corp 37,699 2,053
Otter Tail Corp 48,097 1,909
PNM Resources Inc 56,359 2,734
Portland General Electric Co 80,668 3,411
Unitil Corp 1,143 47
$ 15,788
Electrical Components & Equipment - 0 .78%
Acuity Brands Inc 8,000 962
American Superconductor Corp
(d)
2,102 52
Belden Inc 44,182 2,087
Encore Wire Corp 31,437 1,816
Energizer Holdings Inc 9,400 412
EnerSys 23,747 1,953
Graham Corp 25,574 377
Insteel Industries Inc 1,440 36
Powell Industries Inc 32,978 945
Ultralife Corp
(d)
987 6
$ 8,646
Electronics - 1 .09%
Allied Motion Technologies Inc 103 5
API Group Corp
(d),(h)
10,993 197
Applied Optoelectronics Inc
(d),(e)
1,669 18
Atkore International Group Inc
(d)
9,600 426
Avnet Inc 48,700 1,720
Bel Fuse Inc 824 12
Benchmark Electronics Inc 2,868 73
Brady Corp 12,051 553
Comtech Telecommunications Corp 85,498 1,825
Digimarc Corp
(d)
145 6
FARO Technologies Inc
(d)
115 8
Fluidigm Corp
(d)
5,129 33
GoPro Inc
(d)
1,175 11
II-VI Inc
(d)
953 80
IntriCon Corp
(d)
737 14
Kimball Electronics Inc
(d)
53,680 1,029
Knowles Corp
(d)
7,017 135
LENSAR Inc
(d)
539 4
NVE Corp 13,239 845
Plexus Corp
(d)
5,495 422
Sanmina Corp
(d)
79,399 2,469
SMART Global Holdings Inc
(d)
65 2
Stoneridge Inc
(d)
2,032 56
TTM Technologies Inc
(d)
7,922 106
Turtle Beach Corp
(d)
1,033 31
Vishay Intertechnology Inc 90,207 1,944
Vishay Precision Group Inc
(d)
955 31
$ 12,055
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .25%
FuelCell Energy Inc
(d)
7,592 $ 158
FutureFuel Corp 35,722 475
Green Plains Inc
(d)
34,285 658
Maxeon Solar Technologies Ltd
(d),(e)
263 11
Renewable Energy Group Inc
(d)
2,980 267
REX American Resources Corp
(d)
12,642 967
Sunnova Energy International Inc
(d)
3,646 160
SunPower Corp
(d),(e)
1,826 99
$ 2,795
Engineering & Construction - 1 .99%
Aegion Corp
(d)
2,376 44
Arcosa Inc 25,131 1,402
Comfort Systems USA Inc 25,098 1,391
Concrete Pumping Holdings Inc
(d)
2,263 12
Construction Partners Inc
(d)
1,106 31
Dycom Industries Inc
(d)
658 53
EMCOR Group Inc 37,593 3,320
Fluor Corp 108,165 1,870
Granite Construction Inc 3,291 97
Great Lakes Dredge & Dock Corp
(d)
234,444 3,195
IES Holdings Inc
(d)
389 18
KBR Inc 67,293 1,955
MasTec Inc
(d)
26,788 2,067
Mistras Group Inc
(d)
1,583 11
MYR Group Inc
(d)
14,011 780
NV5 Global Inc
(d)
89 8
Primoris Services Corp 60,512 1,761
Star Group LP 63,102 603
Sterling Construction Co Inc
(d)
46,818 958
Tutor Perini Corp
(d)
89,822 1,338
WillScot Mobile Mini Holdings Corp
(d)
49,570 1,176
$ 22,090
Entertainment - 2 .01%
AMC Entertainment Holdings Inc
(e)
6,155 82
Caesars Entertainment Inc
(d)
113,340 7,978
Cinemark Holdings Inc
(e)
8,476 171
Eros STX Global Corp
(d),(e)
11,680 22
Everi Holdings Inc
(d)
4,144 54
GAN Ltd
(d)
415 10
Golden Entertainment Inc
(d)
849 14
IMAX Corp
(d)
3,903 74
International Game Technology PLC 381,979 6,154
Liberty Media Corp-Liberty Braves - A Shares
(d),(e)
345 9
Liberty Media Corp-Liberty Braves - C Shares
(d)
1,108 30
Marriott Vacations Worldwide Corp 2,763 339
Monarch Casino & Resort Inc
(d)
279 15
Penn National Gaming Inc
(d)
6,091 632
RCI Hospitality Holdings Inc 651 25
Red Rock Resorts Inc 1,272 30
Scientific Games Corp
(d)
167,749 6,579
SeaWorld Entertainment Inc
(d)
2,241 64
$ 22,282
Environmental Control - 0 .07%
Advanced Emissions Solutions Inc 1,524 8
Casella Waste Systems Inc
(d)
501 29
CECO Environmental Corp
(d)
2,427 17
Covanta Holding Corp 5,686 80
Harsco Corp
(d)
6,191 103
Heritage-Crystal Clean Inc
(d)
1,166 25
Montrose Environmental Group Inc
(d)
502 18
US Ecology Inc
(d)
13,447 444
$ 724
Food - 2 .20%
B&G Foods Inc
(e)
48,684 1,854
BellRing Brands Inc
(d)
46,718 1,087
Bridgford Foods Corp
(d)
94 2
Cal-Maine Foods Inc
(d)
1,916 73
Chefs' Warehouse Inc/The
(d)
2,344 64

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
HF Foods Group Inc
(d),(e)
2,792 $ 22
Hostess Brands Inc
(d)
146,581 2,250
Ingles Markets Inc 34,005 1,617
J & J Snack Foods Corp 850 130
Laird Superfood Inc
(d)
140 6
Landec Corp
(d)
2,026 22
Nathan's Famous Inc 252 14
Natural Grocers by Vitamin Cottage Inc 61,924 1,031
Performance Food Group Co
(d)
237,409 11,129
Sanderson Farms Inc 336 46
Seneca Foods Corp - Class A
(d)
485 18
Simply Good Foods Co/The
(d)
6,675 190
SpartanNash Co 49,701 921
Sprouts Farmers Market Inc
(d)
40,200 910
Tootsie Roll Industries Inc
(e)
272 11
United Natural Foods Inc
(d)
4,220 114
Village Super Market Inc 39,403 830
Weis Markets Inc 41,987 2,069
$ 24,410
Forest Products & Paper - 0 .33%
Clearwater Paper Corp
(d)
1,249 48
Domtar Corp 61,743 1,850
Glatfelter Corp 26,952 422
Mercer International Inc 103,000 1,164
Neenah Inc 1,308 67
Schweitzer-Mauduit International Inc 2,437 90
Verso Corp 2,430 28
$ 3,669
Gas - 0 .65%
Brookfield Infrastructure Corp 1,281 86
Chesapeake Utilities Corp 92 9
New Jersey Resources Corp 7,473 262
Northwest Natural Holding Co 2,138 100
ONE Gas Inc 3,645 266
RGC Resources Inc 335 7
South Jersey Industries Inc 92,904 2,146
Southwest Gas Holdings Inc 36,937 2,215
Spire Inc 35,082 2,147
$ 7,238
Hand & Machine Tools - 0 .10%
Franklin Electric Co Inc 233 16
Hurco Cos Inc 474 14
Kennametal Inc 28,210 1,069
Luxfer Holdings PLC 2,118 35
$ 1,134
Healthcare - Products - 0 .59%
Acutus Medical Inc
(d),(e)
199 5
Alphatec Holdings Inc
(d)
780 12
AngioDynamics Inc
(d)
2,885 54
Apyx Medical Corp
(d)
2,373 22
Aspira Women's Health Inc
(d)
284 3
Avanos Medical Inc
(d)
3,759 170
Castle Biosciences Inc
(d)
9,905 662
Chembio Diagnostics Inc
(d)
250 2
CryoLife Inc
(d)
631 15
Eargo Inc
(d)
157 8
FONAR Corp
(d)
648 12
Hanger Inc
(d)
112,760 2,311
Inari Medical Inc
(d)
136 13
Inogen Inc
(d)
452 22
Integer Holdings Corp
(d)
932 69
Invacare Corp 2,652 25
LeMaitre Vascular Inc 293 14
LivaNova PLC
(d)
1,113 70
Meridian Bioscience Inc
(d)
475 10
Milestone Scientific Inc
(d),(e)
431 1
Misonix Inc
(d)
653 9
NanoString Technologies Inc
(d)
454 32
Natera Inc
(d)
355 38
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Natus Medical Inc
(d)
1,785 $ 43
Nymox Pharmaceutical Corp
(d),(e)
575 1
OraSure Technologies Inc
(d)
2,162 33
Orthofix Medical Inc
(d)
1,454 59
Patterson Cos Inc 85,035 2,694
Pulmonx Corp
(d)
205 12
Retractable Technologies Inc
(d),(e)
103 2
SeaSpine Holdings Corp
(d)
2,045 33
Sientra Inc
(d)
1,154 5
Soleno Therapeutics Inc
(d)
495 1
Surgalign Holdings Inc
(d)
4,948 8
Utah Medical Products Inc 79 7
Varex Imaging Corp
(d)
2,957 57
Venus Concept Inc
(d)
575 1
ViewRay Inc
(d)
5,509 24
$ 6,559
Healthcare - Services - 0 .18%
Accolade Inc
(d)
232 12
Avalon GloboCare Corp
(d)
381 —
Brookdale Senior Living Inc
(d)
14,533 72
Cellular Biomedicine Group Inc
(d)
435 9
Community Health Systems Inc
(d)
6,746 63
Dyadic International Inc
(d),(e)
290 2
Five Star Senior Living Inc
(d)
1,650 12
Magellan Health Inc
(d)
1,059 100
MEDNAX Inc
(d)
40,136 1,094
National HealthCare Corp 972 62
OPKO Health Inc
(d),(e)
31,621 171
Tenet Healthcare Corp
(d)
7,374 349
Tivity Health Inc
(d)
1,796 40
Triple-S Management Corp
(d)
1,644 38
$ 2,024
Holding Companies - Diversified - 0 .00%
Professional Holding Corp
(d)
920 14
Home Builders - 1 .37%
Beazer Homes USA Inc
(d)
2,235 37
Century Communities Inc
(d)
32,839 1,542
Forestar Group Inc
(d)
1,288 28
Green Brick Partners Inc
(d)
18,856 375
KB Home 17,400 725
LGI Homes Inc
(d)
13,100 1,398
M/I Homes Inc
(d)
41,180 2,033
MDC Holdings Inc 4,103 213
Meritage Homes Corp
(d)
49,186 3,947
Taylor Morrison Home Corp
(d)
80,800 2,099
Tri Pointe Homes Inc
(d)
138,832 2,805
$ 15,202
Home Furnishings - 0 .54%
Casper Sleep Inc
(d)
1,853 15
Daktronics Inc 3,064 15
Ethan Allen Interiors Inc 91,560 2,165
Hamilton Beach Brands Holding Co 441 9
Herman Miller Inc 68,141 2,334
Hooker Furniture Corp 42,508 1,280
Sleep Number Corp
(d)
1,299 140
Universal Electronics Inc
(d)
168 9
VOXX International Corp
(d)
1,541 29
$ 5,996
Housewares - 0 .01%
Lifetime Brands Inc 1,026 14
Tupperware Brands Corp
(d)
3,873 117
$ 131
Insurance - 4 .12%
Ambac Financial Group Inc
(d)
95,401 1,376
American Equity Investment Life Holding Co 51,369 1,500
AMERISAFE Inc 18,983 1,053
Argo Group International Holdings Ltd 85,099 3,434
Axis Capital Holdings Ltd 37,300 1,712

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
(d)
32,000 $ 1,132
Citizens Inc/TX
(d),(e)
3,907 24
CNO Financial Group Inc 91,455 1,940
Crawford & Co 1,450 11
Donegal Group Inc 937 13
Employers Holdings Inc 46,499 1,418
Enstar Group Ltd
(d)
9,910 1,984
Essent Group Ltd 50,904 2,128
FBL Financial Group Inc 743 42
FedNat Holding Co 1,219 6
First American Financial Corp 188,350 9,849
Genworth Financial Inc
(d)
39,450 112
Global Indemnity Group LLC 23,043 628
Goosehead Insurance Inc 5,029 672
Greenlight Capital Re Ltd
(d)
2,263 17
Hanover Insurance Group Inc/The 15,700 1,766
HCI Group Inc 344 19
Heritage Insurance Holdings Inc 1,803 17
Horace Mann Educators Corp 47,448 1,859
Independence Holding Co 336 13
Investors Title Co 89 13
James River Group Holdings Ltd 20,486 911
MBIA Inc
(d)
4,152 25
MGIC Investment Corp 143,875 1,686
National Western Life Group Inc 8,177 1,472
NI Holdings Inc
(d)
837 14
NMI Holdings Inc
(d)
6,083 129
ProAssurance Corp 70,981 1,301
ProSight Global Inc
(d)
797 10
Protective Insurance Corp 917 13
Radian Group Inc 71,638 1,376
RLI Corp 369 36
Safety Insurance Group Inc 1,113 82
Security National Financial Corp
(d)
919 8
Selective Insurance Group Inc 4,640 301
Selectquote Inc
(d)
59,613 1,259
State Auto Financial Corp 56,461 933
Stewart Information Services Corp 39,835 1,848
Third Point Reinsurance Ltd
(d)
151,277 1,396
Tiptree Inc 2,133 10
Trean Insurance Group Inc
(d)
864 13
United Fire Group Inc 1,634 45
United Insurance Holdings Corp 1,776 9
Universal Insurance Holdings Inc 1,644 22
Vericity Inc
(d)
211 2
Watford Holdings Ltd
(d)
1,330 46
$ 45,685
Internet - 0 .24%
CarParts.com Inc
(d)
143 2
Cars.com Inc
(d)
5,336 62
comScore Inc
(d)
4,912 16
DHI Group Inc
(d)
4,096 10
ePlus Inc
(d)
10,662 896
Groupon Inc
(d)
1,795 61
HealthStream Inc
(d)
2,019 47
Lands' End Inc
(d)
887 25
Liquidity Services Inc
(d)
2,175 43
LiveXLive Media Inc
(d),(e)
3,664 14
Magnite Inc
(d)
3,735 129
MediaAlpha Inc
(d),(e)
275 15
Overstock.com Inc
(d)
581 45
QuinStreet Inc
(d)
2,516 53
Stitch Fix Inc
(d)
727 69
TrueCar Inc
(d)
8,391 38
VirnetX Holding Corp
(e)
2,670 16
Yelp Inc
(d)
34,395 1,121
$ 2,662
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .03%
Cannae Holdings Inc
(d)
6,758 $ 257
PDL Community Bancorp
(d)
771 7
Rafael Holdings Inc
(d)
790 18
StepStone Group Inc
(d)
819 29
$ 311
Iron & Steel - 0 .52%
Allegheny Technologies Inc
(d)
10,069 171
Carpenter Technology Corp 3,745 117
Cleveland-Cliffs Inc 130,440 2,000
Commercial Metals Co 78,219 1,541
Schnitzer Steel Industries Inc 15,421 455
United States Steel Corp
(e)
82,303 1,462
$ 5,746
Leisure Products & Services - 0 .30%
Acushnet Holdings Corp 2,056 84
Callaway Golf Co 7,321 204
Clarus Corp 1,697 27
Escalade Inc 786 16
Johnson Outdoors Inc 12,886 1,405
Liberty TripAdvisor Holdings Inc
(d)
5,685 23
Nautilus Inc
(d)
2,323 57
OneSpaWorld Holdings Ltd
(d)
3,559 34
OneWater Marine Inc
(d)
40,200 1,300
Vista Outdoor Inc
(d)
4,608 135
$ 3,285
Lodging - 0 .29%
Bluegreen Vacations Corp 446 3
Bluegreen Vacations Holding Corp
(d)
1,026 13
Boyd Gaming Corp
(d)
6,370 288
Century Casinos Inc
(d)
2,380 17
Hilton Grand Vacations Inc
(d)
53,907 1,602
Marcus Corp/The 1,747 31
Target Hospitality Corp
(d)
3,716 7
Wyndham Destinations Inc 28,900 1,278
$ 3,239
Machinery - Construction & Mining - 0 .29%
Argan Inc 1,143 49
Astec Industries Inc 1,756 105
Bloom Energy Corp
(d)
401 14
Hyster-Yale Materials Handling Inc 22,473 2,016
Manitowoc Co Inc/The
(d)
67,373 885
Terex Corp 5,326 191
$ 3,260
Machinery - Diversified - 2 .13%
Alamo Group Inc 45,389 6,335
Altra Industrial Motion Corp 5,063 260
Applied Industrial Technologies Inc 1,830 129
Cactus Inc 32,189 843
Chart Industries Inc
(d)
2,834 340
CIRCOR International Inc
(d)
1,553 50
Columbus McKinnon Corp/NY 1,813 78
Crane Co 13,100 991
DXP Enterprises Inc/TX
(d)
68,671 1,593
Eastman Kodak Co
(d),(e)
1,420 14
Flowserve Corp 21,700 772
Gencor Industries Inc
(d)
710 9
Gorman-Rupp Co/The 1,161 37
GrafTech International Ltd 179,300 1,739
Intevac Inc
(d)
1,574 11
Mueller Water Products Inc - Class A 92,480 1,109
NN Inc
(d)
3,304 20
Ranpak Holdings Corp
(d)
2,268 39
SPX FLOW Inc
(d)
3,323 176
Watts Water Technologies Inc 1,188 143
Welbilt Inc
(d)
693,104 8,948
$ 23,636

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 1 .67%
AMC Networks Inc
(d),(e)
1,324 $ 65
Entercom Communications Corp 8,544 40
Entravision Communications Corp 157,538 504
EW Scripps Co/The 4,428 66
Gannett Co Inc
(d)
9,700 43
Gray Television Inc
(d)
4,723 80
Hemisphere Media Group Inc
(d)
1,431 15
Houghton Mifflin Harcourt Co
(d)
8,092 40
iHeartMedia Inc
(d)
4,730 69
Liberty Latin America Ltd - Class A
(d)
3,641 37
Liberty Latin America Ltd - Class C
(d)
12,317 122
Media General Inc - Rights
(d),(f),(g)
15,053 1
Meredith Corp 1,524 33
MSG Networks Inc
(d)
61,767 1,067
Saga Communications Inc 366 8
Scholastic Corp 2,275 59
Sinclair Broadcast Group Inc 248,545 7,831
TEGNA Inc 523,036 8,384
Tribune Publishing Co 1,205 18
Value Line Inc 12 —
WideOpenWest Inc
(d)
2,044 22
$ 18,504
Metal Fabrication & Hardware - 0 .82%
AZZ Inc 41,444 1,972
Eastern Co/The 469 11
Helios Technologies Inc 1,334 73
L B Foster Co
(d)
915 14
Lawson Products Inc/DE
(d)
168 8
Mayville Engineering Co Inc
(d)
641 9
Mueller Industries Inc 56,101 1,916
Northwest Pipe Co
(d)
731 22
Olympic Steel Inc 797 11
Park-Ohio Holdings Corp 688 19
Rexnord Corp 30,528 1,156
Ryerson Holding Corp
(d)
1,332 16
Standex International Corp 952 78
TimkenSteel Corp
(d)
3,532 18
Tredegar Corp 63,944 933
Valmont Industries Inc 9,355 1,805
Worthington Industries Inc 18,949 992
$ 9,053
Mining - 0 .46%
Alcoa Corp
(d)
81,805 1,473
Arconic Corp
(d)
7,804 197
Caledonia Mining Corp PLC 763 11
Century Aluminum Co
(d)
93,334 910
Coeur Mining Inc
(d)
19,027 172
Energy Fuels Inc/Canada
(d),(e)
10,205 39
Fortitude Gold Corp
(d),(g)
1,280 1
Gatos Silver Inc
(d),(e)
1,340 18
Gold Resource Corp 5,046 14
Hecla Mining Co 41,047 233
Kaiser Aluminum Corp 19,868 1,722
Livent Corp
(d)
11,521 210
Novagold Resources Inc
(d)
1,321 12
United States Lime & Minerals Inc 139 17
Uranium Energy Corp
(d)
9,007 15
$ 5,044
Miscellaneous Manufacturers - 3 .92%
American Outdoor Brands Inc
(d)
1,049 20
Enerpac Tool Group Corp 2,662 54
EnPro Industries Inc 23,479 1,695
ESCO Technologies Inc 152 14
Fabrinet
(d)
129,199 10,199
Federal Signal Corp 311,193 10,173
Haynes International Inc 959 22
Hillenbrand Inc 50,203 2,064
Lydall Inc
(d)
1,325 40
Materion Corp 113,592 7,745
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Myers Industries Inc 1,769 $ 36
NL Industries Inc 722 3
Raven Industries Inc 2,567 83
Smith & Wesson Brands Inc 4,309 71
Sturm Ruger & Co Inc 12,340 782
Trinity Industries Inc 310,175 8,626
Trinseo SA 36,162 1,838
$ 43,465
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 8,459 79
Office Furnishings - 0 .71%
CompX International Inc 142 2
HNI Corp 3,362 109
Interface Inc 179,991 1,807
Kimball International Inc 69,734 843
Knoll Inc 122,586 1,834
Steelcase Inc 249,568 3,226
$ 7,821
Oil & Gas - 2 .36%
Adams Resources & Energy Inc 230 6
Antero Resources Corp
(d)
19,278 134
Berry Corp 258,484 995
Bonanza Creek Energy Inc
(d)
85,361 1,763
Brigham Minerals Inc 3,322 44
Cimarex Energy Co 20,900 882
CNX Resources Corp
(d)
17,581 223
Comstock Resources Inc
(d)
2,488 11
Contango Oil & Gas Co
(d),(e)
6,976 17
CVR Energy Inc 30,721 526
Delek US Holdings Inc 4,940 93
Denbury Inc
(d)
65,200 1,865
Earthstone Energy Inc
(d)
317,959 1,635
Evolution Petroleum Corp 2,935 9
Falcon Minerals Corp 3,332 10
Goodrich Petroleum Corp
(d)
305 3
HollyFrontier Corp 31,800 905
Kosmos Energy Ltd 570,465 1,266
Magnolia Oil & Gas Corp
(d)
108,015 915
Matador Resources Co
(d)
8,750 134
Nabors Industries Ltd
(e)
528 38
Oasis Petroleum Inc
(d)
42,300 1,585
Ovintiv Inc 20,574 324
Par Pacific Holdings Inc
(d)
3,148 42
Patterson-UTI Energy Inc 14,421 89
PBF Energy Inc 7,650 65
PDC Energy Inc
(d)
106,815 2,319
Penn Virginia Corp
(d)
87,225 875
Pioneer Natural Resources Co 35,124 4,246
PrimeEnergy Resources Corp
(d)
46 2
Range Resources Corp
(d)
267,424 2,463
SM Energy Co 8,960 75
Southwestern Energy Co
(d)
221,213 834
Talos Energy Inc
(d)
1,115 9
Tellurian Inc
(d),(e)
12,048 36
Transocean Ltd
(d),(e)
45,213 152
Trecora Resources
(d)
1,999 13
W&T Offshore Inc
(d)
7,604 18
Whiting Petroleum Corp
(d)
74,203 1,509
$ 26,130
Oil & Gas Services - 2 .45%
Archrock Inc 10,298 91
ChampionX Corp
(d)
563,041 8,608
Core Laboratories NV 15,900 524
DMC Global Inc 593 34
Dril-Quip Inc
(d)
32,949 993
Exterran Corp
(d)
2,271 10
Frank's International NV
(d)
687,955 1,912
Helix Energy Solutions Group Inc
(d)
328,653 1,354
Liberty Oilfield Services Inc 120,010 1,443

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Matrix Service Co
(d)
77,025 $ 908
MRC Global Inc
(d)
182,546 1,261
National Energy Services Reunited Corp
(d)
1,706 18
Newpark Resources Inc
(d)
6,526 16
NexTier Oilfield Solutions Inc
(d)
550,735 1,828
NOW Inc
(d)
96,381 799
Oceaneering International Inc
(d)
7,858 66
Oil States International Inc
(d)
85,091 476
ProPetro Holding Corp
(d)
116,443 931
RPC Inc
(d)
4,688 21
Select Energy Services Inc
(d)
186,831 938
Solaris Oilfield Infrastructure Inc 142,457 1,297
TechnipFMC PLC 169,300 1,810
Thermon Group Holdings Inc
(d)
118,858 1,735
US Silica Holdings Inc 5,779 47
$ 27,120
Packaging & Containers - 0 .07%
Greif Inc - Class A 2,014 91
Greif Inc - Class B 445 20
Matthews International Corp 2,396 73
O-I Glass Inc 2,783 35
Pactiv Evergreen Inc 2,469 35
TriMas Corp
(d)
16,021 507
UFP Technologies Inc
(d)
474 22
$ 783
Pharmaceuticals - 1 .78%
AcelRx Pharmaceuticals Inc
(d),(e)
6,423 14
Aduro Biotech
(d),(g)
161 —
Aeglea BioTherapeutics Inc
(d)
710 5
Agile Therapeutics Inc
(d)
533 2
Allovir Inc
(d)
308 11
Anika Therapeutics Inc
(d)
16,580 614
Artana Therapeutics
(d),(f),(g)
581 —
Axcella Health Inc
(d)
72 —
Aytu BioScience Inc
(d)
197 1
Beyondspring Inc
(d)
103 1
Calyxt Inc
(d),(e)
80 1
Cassava Sciences Inc
(d),(e)
1,643 33
Catalyst Biosciences Inc
(d)
2,074 12
Chimerix Inc
(d)
3,831 32
Cidara Therapeutics Inc
(d)
608 2
Coherus Biosciences Inc
(d)
250,750 4,714
Concert Pharmaceuticals Inc
(d)
2,241 23
CorMedix Inc
(d)
205 2
Covetrus Inc
(d)
9,126 311
Cyclerion Therapeutics Inc
(d)
2,114 7
Cytokinetics Inc
(d)
664 13
Enanta Pharmaceuticals Inc
(d)
1,352 65
Endo International PLC
(d)
10,236 75
Evofem Biosciences Inc
(d),(e)
359 1
Foghorn Therapeutics Inc
(d)
109 2
G1 Therapeutics Inc
(d)
1,410 34
Graybug Vision Inc
(d)
99 3
Gritstone Oncology Inc
(d),(e)
1,937 35
Harmony Biosciences Holdings Inc
(d),(e)
145 5
Heska Corp
(d)
344 58
Hookipa Pharma Inc
(d)
94 1
Ideaya Biosciences Inc
(d)
980 17
Jounce Therapeutics Inc
(d)
1,589 18
KalVista Pharmaceuticals Inc
(d)
842 13
Lannett Co Inc
(d)
2,497 19
Mirum Pharmaceuticals Inc
(d)
338 6
Nature's Sunshine Products Inc
(d)
773 12
Option Care Health Inc
(d)
271 5
ORIC Pharmaceuticals Inc
(d)
64 2
Owens & Minor Inc 5,699 166
Paratek Pharmaceuticals Inc
(d)
302 2
Passage Bio Inc
(d)
738 14
Phibro Animal Health Corp 130 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
PMV Pharmaceuticals Inc
(d)
232 $ 8
PRA Health Sciences Inc
(d)
73,225 9,024
Prestige Consumer Healthcare Inc
(d)
2,562 102
Revance Therapeutics Inc
(d)
1,116 28
Rockwell Medical Inc
(d)
827 1
Spectrum Pharmaceuticals Inc
(d)
11,285 41
Spero Therapeutics Inc
(d)
133 2
Supernus Pharmaceuticals Inc
(d)
2,982 88
Taro Pharmaceutical Industries Ltd
(d)
24,300 1,816
TherapeuticsMD Inc
(d)
3,882 6
UroGen Pharma Ltd
(d),(e)
638 14
USANA Health Sciences Inc
(d)
15,600 1,291
Vanda Pharmaceuticals Inc
(d)
65,642 941
Vaxcyte Inc
(d)
362 9
Xeris Pharmaceuticals Inc
(d)
302 2
$ 19,727
Pipelines - 0 .45%
BP Midstream Partners LP 38,100 444
Equitrans Midstream Corp 267,500 1,779
NextDecade Corp
(d)
2,058 5
Noble Midstream Partners LP 76,200 882
Rattler Midstream LP 101,100 967
Shell Midstream Partners LP 81,500 940
$ 5,017
Private Equity - 0 .10%
Safeguard Scientifics Inc
(d)
1,724 12
Victory Capital Holdings Inc 52,939 1,123
$ 1,135
Real Estate - 0 .63%
American Realty Investors Inc
(d)
123 1
Cushman & Wakefield PLC
(d)
5,764 83
Fathom Holdings Inc
(d)
275 10
FRP Holdings Inc
(d)
502 22
Kennedy-Wilson Holdings Inc 9,592 165
Legacy Housing Corp
(d)
532 7
Marcus & Millichap Inc
(d)
114,825 4,103
Maui Land & Pineapple Co Inc
(d)
459 5
McGrath RentCorp 801 56
Newmark Group Inc 11,331 76
RE/MAX Holdings Inc 11,985 434
Realogy Holdings Corp
(d)
9,092 129
RMR Group Inc/The 50,182 1,851
St Joe Co/The 1,295 58
Stratus Properties Inc
(d)
560 15
Transcontinental Realty Investors Inc
(d)
116 2
$ 7,017
REITs - 3 .68%
Acadia Realty Trust 91,515 1,327
Agree Realty Corp 4,293 271
Alexander & Baldwin Inc 5,701 86
Alexander's Inc 5,403 1,444
Alpine Income Property Trust Inc 580 9
American Assets Trust Inc 3,974 110
American Finance Trust Inc 8,658 63
Anworth Mortgage Asset Corp 7,399 18
Apollo Commercial Real Estate Finance Inc 43,874 491
Arbor Realty Trust Inc 9,062 129
Ares Commercial Real Estate Corp 2,413 27
Armada Hoffler Properties Inc 4,432 48
ARMOUR Residential REIT Inc 5,062 57
Blackstone Mortgage Trust Inc 10,812 288
Bluerock Residential Growth REIT Inc 1,225 13
Broadmark Realty Capital Inc 10,209 105
Broadstone Net Lease Inc 2,409 43
BRT Apartments Corp 866 12
Capstead Mortgage Corp 7,555 40
CareTrust REIT Inc 6,523 147
CatchMark Timber Trust Inc 3,440 31
Centerspace 1,015 71

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Chatham Lodging Trust 3,654 $ 39
Cherry Hill Mortgage Investment Corp 1,400 12
Chimera Investment Corp 15,078 152
City Office REIT Inc 3,337 31
Clipper Realty Inc 240 2
Colony Capital Inc 37,717 187
Colony Credit Real Estate Inc 176,686 1,396
Columbia Property Trust Inc 9,086 124
CorEnergy Infrastructure Trust Inc 82,364 742
CorePoint Lodging Inc
(d)
3,087 21
CTO Newco REIT Inc 459 19
DiamondRock Hospitality Co
(d)
15,866 130
Diversified Healthcare Trust 18,815 76
Dynex Capital Inc 1,726 31
EastGroup Properties Inc 150 20
Ellington Financial Inc 3,251 49
Ellington Residential Mortgage REIT 784 9
Essential Properties Realty Trust Inc 8,161 170
Farmland Partners Inc 2,044 21
Franklin Street Properties Corp 8,216 34
GEO Group Inc/The 9,345 84
Getty Realty Corp 2,732 73
Gladstone Commercial Corp 2,069 37
Gladstone Land Corp 916 14
Global Medical REIT Inc 3,442 43
Global Net Lease Inc 7,142 115
Granite Point Mortgage Trust Inc 50,710 472
Great Ajax Corp 81,362 802
Healthcare Realty Trust Inc 85,538 2,567
Hersha Hospitality Trust
(d)
2,672 20
Independence Realty Trust Inc 7,510 100
Indus Realty Trust Inc 99 6
Industrial Logistics Properties Trust 5,132 109
Innovative Industrial Properties Inc 989 185
Invesco Mortgage Capital Inc 154,246 623
iStar Inc 115,849 1,759
Kite Realty Group Trust 6,577 105
KKR Real Estate Finance Trust Inc 2,238 38
Ladder Capital Corp 8,377 82
Lexington Realty Trust 21,500 220
LTC Properties Inc 1,896 73
Macerich Co/The 11,762 185
Mack-Cali Realty Corp 6,802 87
MFA Financial Inc 328,513 1,196
Monmouth Real Estate Investment Corp 893 15
National Health Investors Inc 15,178 984
NETSTREIT Corp 926 16
New Senior Investment Group Inc 6,481 34
New York Mortgage Trust Inc 29,918 112
NexPoint Residential Trust Inc 1,431 57
Office Properties Income Trust 3,772 87
One Liberty Properties Inc 1,231 25
Orchid Island Capital Inc 5,255 27
Pebblebrook Hotel Trust 75,614 1,390
PennyMac Mortgage Investment Trust 7,771 134
Physicians Realty Trust 16,396 289
Piedmont Office Realty Trust Inc 97,746 1,503
PotlatchDeltic Corp 5,130 245
Preferred Apartment Communities Inc 3,749 27
QTS Realty Trust Inc 275 18
Ready Capital Corp 3,259 37
Redwood Trust Inc 8,798 76
Retail Opportunity Investments Corp 108,816 1,534
Retail Properties of America Inc 204,558 1,884
Retail Value Inc 1,390 22
RLJ Lodging Trust 12,888 166
RPT Realty 6,387 59
Ryman Hospitality Properties Inc 511 33
Sabra Health Care REIT Inc 16,141 271
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Safehold Inc 634 $ 47
Saul Centers Inc 195 6
Seritage Growth Properties
(d)
62,824 1,119
Service Properties Trust 13,020 138
SITE Centers Corp 12,160 135
STAG Industrial Inc 10,822 323
Summit Hotel Properties Inc 8,194 66
Sunstone Hotel Investors Inc 1,071,091 11,461
Tanger Factory Outlet Centers Inc 7,175 111
Terreno Realty Corp 2,990 169
TPG RE Finance Trust Inc 41,941 409
Two Harbors Investment Corp 21,778 132
UMH Properties Inc 721 11
Universal Health Realty Income Trust 140 8
Urban Edge Properties 9,207 127
Urstadt Biddle Properties Inc 2,331 32
Washington Real Estate Investment Trust 6,464 142
Western Asset Mortgage Capital Corp 5,064 15
Whitestone REIT 3,134 24
Xenia Hotels & Resorts Inc 8,986 130
$ 40,740
Retail - 6 .31%
Abercrombie & Fitch Co 4,863 112
Academy Sports & Outdoors Inc
(d),(e)
1,102 24
American Eagle Outfitters Inc 53,341 1,211
America's Car-Mart Inc/TX
(d)
132 16
Asbury Automotive Group Inc
(d)
10,180 1,451
Aspen Aerogels Inc
(d)
1,455 29
At Home Group Inc
(d)
4,192 102
Beacon Roofing Supply Inc
(d)
4,315 172
Bed Bath & Beyond Inc
(e)
9,950 352
Big Lots Inc 21,046 1,256
Biglari Holdings Inc
(d)
77 9
BJ's Restaurants Inc 1,709 80
BJ's Wholesale Club Holdings Inc
(d)
15,460 650
Boot Barn Holdings Inc
(d)
209 12
Brinker International Inc 15,979 940
Buckle Inc/The 66,258 2,605
Caleres Inc 2,876 43
Carrols Restaurant Group Inc
(d)
2,773 17
Cato Corp/The 128,332 1,459
Cheesecake Factory Inc/The 3,342 150
Chico's FAS Inc 9,093 20
Children's Place Inc/The
(d)
322 24
Chuy's Holdings Inc
(d)
1,511 53
Citi Trends Inc 756 45
Clean Energy Fuels Corp
(d)
10,244 105
Conn's Inc
(d)
1,351 21
Container Store Group Inc/The
(d)
1,413 19
Cracker Barrel Old Country Store Inc 1,069 145
Dave & Buster's Entertainment Inc
(d)
2,182 74
Del Taco Restaurants Inc 2,338 23
Denny's Corp
(d)
1,666 26
Designer Brands Inc 4,873 60
Dillard's Inc
(e)
8,368 735
Dine Brands Global Inc 1,132 78
Duluth Holdings Inc
(d),(e)
950 12
El Pollo Loco Holdings Inc
(d)
43,350 882
Envela Corp
(d),(e)
133 1
Express Inc
(d),(e)
6,717 40
Fiesta Restaurant Group Inc
(d)
1,395 21
Foot Locker Inc 17,800 780
Gaia Inc
(d)
1,204 11
GameStop Corp
(d),(e)
4,518 1,468
Genesco Inc
(d)
53,295 2,069
GMS Inc
(d)
3,281 95
Group 1 Automotive Inc 76,294 10,500
Guess? Inc 3,115 72
Haverty Furniture Cos Inc 1,307 43

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Hibbett Sports Inc
(d)
54,454 $ 3,074
Jack in the Box Inc 15,077 1,420
Kura Sushi USA Inc
(d),(e)
366 8
La-Z-Boy Inc 23,815 922
Lithia Motors Inc 8,237 2,626
Lumber Liquidators Holdings Inc
(d)
1,929 54
Macy's Inc 24,548 369
MarineMax Inc
(d)
24,907 1,042
Michaels Cos Inc/The
(d)
108,695 1,684
Movado Group Inc 1,215 25
Murphy USA Inc 6,174 769
National Vision Holdings Inc
(d)
1,072 50
Noodles & Co
(d)
1,659 14
Nu Skin Enterprises Inc 15,600 903
ODP Corp/The
(d)
47,279 2,018
Papa John's International Inc 359 37
PC Connection Inc 26,954 1,323
Penske Automotive Group Inc 13,900 832
PetMed Express Inc
(e)
12,800 489
PriceSmart Inc 1,672 157
Red Robin Gourmet Burgers Inc
(d),(e)
1,184 31
Regis Corp
(d),(e)
1,840 18
Rite Aid Corp
(d)
4,325 114
Rush Enterprises Inc - Class A 266,875 11,206
Rush Enterprises Inc - Class B 492 19
Sally Beauty Holdings Inc
(d)
65,848 994
Shoe Carnival Inc 706 33
Signet Jewelers Ltd
(d)
4,116 167
Sonic Automotive Inc 42,567 1,742
Sportsman's Warehouse Holdings Inc
(d)
127,000 2,225
Suburban Propane Partners LP 127,337 1,955
Tilly's Inc 50,845 498
Vera Bradley Inc
(d)
176,597 1,492
Winmark Corp 162 28
World Fuel Services Corp 31,227 955
Zumiez Inc
(d)
56,986 2,454
$ 69,859
Savings & Loans - 2 .11%
Axos Financial Inc
(d)
4,123 161
Banc of California Inc 3,519 59
BankFinancial Corp 1,149 10
Berkshire Hills Bancorp Inc 166,847 2,766
Brookline Bancorp Inc 155,676 1,960
Capitol Federal Financial Inc 10,232 127
Community Bankers Trust Corp 1,901 14
Dime Community Bancshares Inc 113,171 1,800
Eagle Bancorp Montana Inc 548 12
ESSA Bancorp Inc 856 12
First Capital Inc 246 12
First Savings Financial Group Inc 159 10
Flushing Financial Corp 100,506 1,837
FS Bancorp Inc 8,385 449
Greene County Bancorp Inc 285 7
Hingham Institution For Savings The 95 21
Home Bancorp Inc 583 16
HomeTrust Bancshares Inc 22,384 470
Investors Bancorp Inc 283,974 3,268
Meridian Bancorp Inc 30,189 457
Northfield Bancorp Inc 70,486 871
Northwest Bancshares Inc 9,299 119
OceanFirst Financial Corp 77,691 1,410
Oconee Federal Financial Corp 90 2
Pacific Premier Bancorp Inc 6,265 208
Provident Financial Holdings Inc 521 8
Provident Financial Services Inc 173,742 3,218
Prudential Bancorp Inc 696 8
Riverview Bancorp Inc 1,854 10
Southern Missouri Bancorp Inc 14,397 442
Territorial Bancorp Inc 15,195 363
COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Timberland Bancorp Inc/WA 631 $ 16
Washington Federal Inc 90,875 2,379
Waterstone Financial Inc 1,672 31
WSFS Financial Corp 19,149 823
$ 23,376
Semiconductors - 5 .34%
Alpha & Omega Semiconductor Ltd
(d)
1,580 45
Ambarella Inc
(d)
13,935 1,315
Amkor Technology Inc 137,348 2,131
Axcelis Technologies Inc
(d)
279 10
AXT Inc
(d)
3,070 32
Cirrus Logic Inc
(d)
12,119 1,135
CMC Materials Inc 83,675 12,326
Cohu Inc 31,814 1,294
CTS Corp 2,502 76
Diodes Inc
(d)
34,963 2,474
DSP Group Inc
(d)
172 3
GSI Technology Inc
(d)
1,443 10
MaxLinear Inc
(d)
2,105 66
MKS Instruments Inc 74,300 11,745
Nova Measuring Instruments Ltd
(d)
3,170 221
Onto Innovation Inc
(d)
185,264 10,013
Photronics Inc
(d)
152,799 1,697
Pixelworks Inc
(d)
535 2
Rambus Inc
(d)
80,989 1,539
Synaptics Inc
(d)
20,682 2,052
Tower Semiconductor Ltd
(d)
387,700 10,844
Veeco Instruments Inc
(d)
3,838 71
$ 59,101
Software - 0 .73%
Allscripts Healthcare Solutions Inc
(d)
11,695 193
Asure Software Inc
(d)
1,184 10
BM Technologies Inc
(d)
13,325 193
Cerence Inc
(d)
2,882 323
Cloudera Inc
(d)
8,333 127
Computer Programs and Systems Inc 987 30
CSG Systems International Inc 8,800 379
Daily Journal Corp
(d)
11 4
Digi International Inc
(d)
2,247 42
Donnelley Financial Solutions Inc
(d)
2,356 42
Ebix Inc 46,504 2,421
eGain Corp
(d)
1,078 12
Evolent Health Inc
(d)
5,006 85
GTY Technology Holdings Inc
(d)
3,470 26
IBEX Holdings Ltd
(d)
335 6
Immersion Corp
(d)
547 7
ManTech International Corp/VA 1,216 109
MicroStrategy Inc
(d)
209 129
NextGen Healthcare Inc
(d)
4,343 86
Outset Medical Inc
(d)
176 9
Park City Group Inc
(d)
1,062 6
PDF Solutions Inc
(d)
269 5
Progress Software Corp 11,693 470
SeaChange International Inc
(d)
3,808 4
Sumo Logic Inc
(d),(e)
278 10
Synchronoss Technologies Inc
(d)
3,256 16
Verint Systems Inc
(d)
2,785 206
Xperi Holding Corp 160,551 3,093
$ 8,043
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 2,427 37
Telecommunications - 1 .20%
ADTRAN Inc 3,772 65
Alaska Communications Systems Group Inc 4,268 14
ATN International Inc 811 35
CalAmp Corp
(d)
1,020 10
Casa Systems Inc
(d)
67,100 517
Cincinnati Bell Inc
(d)
2,655 41
Consolidated Communications Holdings Inc
(d)
5,193 32

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
DZS Inc
(d)
936 $ 14
Gogo Inc
(d),(e)
544 7
Harmonic Inc
(d)
7,523 58
IDT Corp - Class B
(d)
591 8
Infinera Corp
(d)
6,437 63
InterDigital Inc 1,650 106
Iridium Communications Inc
(d)
3,302 163
KVH Industries Inc
(d)
1,404 18
Loral Space & Communications Inc 816 21
Maxar Technologies Inc 4,774 200
NeoPhotonics Corp
(d)
1,204 13
NETGEAR Inc
(d)
13,046 540
ORBCOMM Inc
(d)
5,077 38
PCTEL Inc 1,560 12
Plantronics Inc 1,760 56
Powerfleet Inc
(d)
2,139 15
Preformed Line Products Co 13,269 853
Rackspace Technology Inc
(d)
65,144 1,506
Ribbon Communications Inc
(d)
5,382 39
Spok Holdings Inc 1,372 15
Switch Inc 507,825 8,745
Vonage Holdings Corp
(d)
8,044 100
$ 13,304
Textiles - 0 .73%
Albany International Corp 399 28
Culp Inc 27,700 428
UniFirst Corp/MA 35,590 7,573
$ 8,029
Toys, Games & Hobbies - 0 .00%
Funko Inc
(d)
1,989 24
Transportation - 1 .43%
ArcBest Corp 1,975 92
Ardmore Shipping Corp 3,160 10
Atlas Air Worldwide Holdings Inc
(d)
1,885 98
Bristow Group Inc
(d)
565 14
Costamare Inc 3,917 31
Covenant Logistics Group Inc
(d)
886 13
DHT Holdings Inc 8,775 47
Diamond S Shipping Inc
(d)
2,268 14
Dorian LPG Ltd
(d)
2,500 29
Eagle Bulk Shipping Inc
(d),(e)
550 11
Echo Global Logistics Inc
(d)
2,048 54
Forward Air Corp 11,320 812
Frontline Ltd/Bermuda
(e)
9,355 55
Genco Shipping & Trading Ltd 1,494 12
Golar LNG Ltd
(d)
7,208 78
Heartland Express Inc 3,798 71
Hoegh LNG Partners LP
(e)
30,900 454
Hub Group Inc
(d)
2,579 136
International Seaways Inc 1,936 31
Marten Transport Ltd 2,380 38
Matson Inc 23,965 1,433
Nordic American Tankers Ltd
(e)
11,268 33
Overseas Shipholding Group Inc
(d)
6,097 13
PAM Transportation Services Inc
(d)
165 9
Pangaea Logistics Solutions Ltd 912 3
Radiant Logistics Inc
(d)
3,075 18
Safe Bulkers Inc
(d)
5,594 10
Saia Inc
(d)
59,750 10,561
Schneider National Inc 19,800 416
Scorpio Bulkers Inc 761 12
Scorpio Tankers Inc 4,037 50
SEACOR Holdings Inc
(d)
1,494 62
SFL Corp Ltd 7,563 48
Tidewater Inc
(d)
3,180 30
Universal Logistics Holdings Inc 45,455 963
US Xpress Enterprises Inc
(d)
1,822 12
Werner Enterprises Inc 520 20
$ 15,793
COMMON STOCKS (continued) Shares Held Value (000’s)
Trucking & Leasing - 0 .78%
GATX Corp 73,124 $ 6,786
General Finance Corp
(d)
996 7
Greenbrier Cos Inc/The 51,963 1,880
Willis Lease Finance Corp
(d)
255 7
$ 8,680
Water - 0 .01%
Artesian Resources Corp 570 23
California Water Service Group 286 16
Consolidated Water Co Ltd 1,188 15
Global Water Resources Inc 76 1
PICO Holdings Inc
(d)
1,494 13
SJW Group 959 64
$ 132
TOTAL COMMON STOCKS $ 1,067,314
Total Investments $ 1,109,592
Other Assets and Liabilities -  (0.15)% (1,709)
TOTAL NET ASSETS - 100.00% $ 1,107,883
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,754 or
0.52% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,928 or 0.54% of net assets.
(f) The value of these investments was determined using significant unobservable inputs.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $6 or 0.00% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $197 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .75%
Industrial 17 .71%
Consumer, Cyclical 17 .04%
Consumer, Non-cyclical 11 .76%
Technology 8 .90%
Energy 5 .62%
Basic Materials 4 .30%
Money Market Funds 3 .62%
Communications 3 .17%
Utilities 2 .09%
Investment Companies 0 .19%
Diversified 0 .00%
Government 0 .00%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
January 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales January 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,879 $ 239,617 $ 218,038 $ 38,458
$ 16,879 $ 239,617 $ 218,038 $ 38,458
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2021 Long 47 $ 4,860 $ (136)
Total $ (136)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.56% Shares Held Value (000's)
Exchange-Traded Funds - 1.56%
iShares National Muni Bond ETF 19,600 $ 2,305
iShares Short-Term National Muni Bond ETF 58,374 6,314
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
12,026 721
VanEck Vectors High Yield Muni ETF 21,078 1,324
$ 10,664
TOTAL INVESTMENT COMPANIES $ 10,664
MUNICIPAL BONDS - 99.48%
Principal
Amount (000's) Value (000's)
Alabama - 3.11%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 3,500 $ 4,918
5.00%, 09/01/2046 4,500 6,867
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,117
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
1,000 1,131
5.25%, 05/01/2044
(a)
4,500 5,203
$ 21,236
Arizona - 1.65%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 549
5.50%, 01/01/2054
(a)
1,500 1,196
Chandler Industrial Development Authority
2.70%, 12/01/2037
(b)
1,300 1,373
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,391
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,775
$ 11,284
California - 9.32%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,103
Antelope Valley Healthcare District
5.00%, 03/01/2021 1,000 1,003
Bay Area Toll Authority
0.01%, 04/01/2047
(b)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 2,069
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,218
5.00%, 05/15/2034 600 729
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,798
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,310
California Statewide Communities Development
Authority (credit support from Ginnie Mae
Collateral )
4.90%, 07/20/2039
(d)
500 506
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 6,197
4.00%, 05/15/2037 1,000 1,231
5.00%, 05/15/2028 2,000 2,593
5.00%, 05/15/2037
(c)
837 1,064
5.00%, 05/15/2039
(c)
584 739
5.00%, 05/15/2042
(c)
234 277
5.00%, 05/15/2044
(c)
1,606 1,960
5.00%, 05/15/2044
(c)
720 900
5.00%, 05/15/2044
(c)
107 131
5.00%, 05/15/2047
(c)
681 822
5.25%, 05/15/2048
(c)
389 483
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 2,840 2,956
5.30%, 06/01/2037 1,000 1,045
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Irvine Ranch Water District
0.01%, 10/01/2041
(b)
$ 2,000 $ 2,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,616
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,331
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,542
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 647
San Diego County Regional Airport Authority
5.00%, 07/01/2028 340 438
5.00%, 07/01/2029 410 538
5.00%, 07/01/2030 480 640
5.00%, 07/01/2031 500 657
5.00%, 07/01/2032 455 595
5.00%, 07/01/2033 500 650
5.00%, 07/01/2034 415 538
5.00%, 07/01/2035 300 384
5.00%, 07/01/2037 450 578
5.00%, 07/01/2038 500 640
5.00%, 07/01/2040 265 338
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,282
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 3,084
5.25%, 07/01/2028 1,000 1,020
State of California
0.01%, 05/01/2034
(b)
1,200 1,200
5.00%, 08/01/2028 2,000 2,656
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,115
$ 63,623
Colorado - 4.83%
Colorado Health Facilities Authority
4.00%, 11/01/2039 7,275 8,551
Colorado Housing and Finance Authority (credit
support from Ginnie Mae Collateral )
0.04%, 11/01/2041
(b),(d)
1,480 1,480
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,327
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,158
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,340 1,409
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,096
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,317 2,963
4.00%, 12/15/2036
(c),(d)
6,180 7,777
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,078
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 1,054
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,392
5.50%, 12/01/2048 2,500 2,673
$ 32,958
Connecticut - 1.25%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
5,500 5,517

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut (continued)
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 $ 1,755 $ 2,379
5.00%, 05/01/2038 500 651
$ 8,547
District of Columbia - 0.58%
District of Columbia
5.00%, 03/01/2029 2,000 2,696
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,225
$ 3,921
Florida - 3.33%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,469
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,200
Florida Development Finance Corp
7.38%, 01/01/2049
(a)
6,750 6,569
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,437
JEA Electric System Revenue
0.03%, 10/01/2038
(b)
500 500
Village Community Development District No 13
2.63%, 05/01/2024 500 510
3.00%, 05/01/2029 1,000 1,063
$ 22,748
Georgia - 0.78%
Atlanta Development Authority The
7.00%, 01/01/2040 2,000 1,278
Development Authority of Appling County
1.50%, 01/01/2038
(b)
2,500 2,574
Development Authority of Burke County/The
0.05%, 07/01/2049
(b)
1,500 1,500
$ 5,352
Idaho - 0.29%
Idaho Health Facilities Authority
6.65%, 02/15/2021
(b)
2,000 2,005
Illinois - 11.01%
Chicago Board of Education
5.00%, 12/01/2040
(f)
1,000 1,251
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,457
5.25%, 01/01/2037 4,000 4,903
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,684
City of Chicago IL
5.25%, 01/01/2029 2,000 2,274
5.50%, 01/01/2049 1,000 1,206
6.00%, 01/01/2038 2,965 3,607
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 597 443
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,162
5.00%, 01/01/2032 1,000 1,160
5.00%, 01/01/2033 2,625 3,043
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,145
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,913
Illinois Finance Authority
0.00%, 12/01/2042
(e)
1,400 1,120
0.01%, 08/15/2042
(b)
900 900
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 $ 900 $ 1,053
5.00%, 06/15/2029 1,000 1,181
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,050 2,667
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,239
5.00%, 01/01/2040
(c)
2,009 2,378
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2057 700 806
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,834
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,235
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,276
5.00%, 01/01/2048 3,000 3,568
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 2,009
5.00%, 01/01/2037
(d)
2,000 2,552
State of Illinois
5.00%, 11/01/2028 4,590 5,478
5.00%, 12/01/2032 1,000 1,181
5.50%, 07/01/2027 3,410 3,758
United City of Yorkville IL
5.75%, 03/01/2028 400 400
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 149
$ 75,132
Indiana - 0.69%
Indiana Finance Authority
7.00%, 03/01/2039
(a)
4,000 3,927
Town of Shoals IN
7.25%, 11/01/2043 700 746
$ 4,673
Kentucky - 1.28%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 1,014
Kentucky Economic Development Finance
Authority
0.25%, 04/01/2031
(b)
3,000 3,000
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,368
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 3,376
$ 8,758
Louisiana - 2.96%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,347
4.40%, 11/01/2044
(a)
2,000 2,125
5.50%, 11/01/2039
(a)
2,785 3,068
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,374
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,139
6.10%, 12/01/2040
(a),(b)
1,000 1,267

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Parish of St John the Baptist LA
2.00%, 06/01/2037
(b)
$ 5,750 $ 5,857
$ 20,177
Maine - 0.29%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 2,000
Maryland - 0.08%
Maryland Health & Higher Educational Facilities
Authority
6.00%, 07/01/2041 500 512
Massachusetts - 0.93%
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028 2,000 2,683
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 1,085 1,103
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,307
5.00%, 07/01/2035 1,000 1,267
$ 6,360
Michigan - 2.31%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,209
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,293
5.00%, 05/01/2037
(d)
1,000 1,288
5.00%, 05/01/2038
(d)
2,000 2,569
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,835 3,152
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,131
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,936
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,172
$ 15,750
Mississippi - 0.16%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 1,061
Missouri - 0.94%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,645
5.00%, 07/01/2044 1,100 1,371
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,998
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,250 1,403
$ 6,417
Montana - 0.61%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,760 1,972
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,203
$ 4,175
Nebraska - 0.08%
Hospital Authority No 1 of Lancaster County
0.01%, 06/01/2031
(b)
545 545
Nevada - 2.15%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 10,307
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Nevada (continued)
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 $ 3,850 $ 4,368
$ 14,675
New Hampshire - 3.15%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 7,130
3.75%, 07/01/2045
(a),(b)
1,000 1,042
4.00%, 11/01/2027
(a)
1,000 1,052
4.13%, 01/20/2034 9,868 11,193
4.88%, 11/01/2042
(a)
1,000 1,056
$ 21,473
New Jersey - 6.88%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 808
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 912
5.75%, 04/01/2031 1,005 1,085
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,306
5.25%, 06/15/2034 2,250 2,620
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,851
5.00%, 01/01/2048 3,000 3,475
South Jersey Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2029
(d)
1,000 1,340
State of New Jersey
4.00%, 06/01/2031 4,600 5,783
4.00%, 06/01/2032 5,000 6,336
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,548
5.00%, 06/01/2046 7,000 8,508
5.00%, 06/01/2046 2,000 2,383
$ 46,955
New York - 9.16%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 1,585 1,588
5.75%, 02/15/2047 915 919
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 618
4.00%, 11/15/2045 1,000 1,147
5.00%, 11/15/2021 850 881
5.00%, 11/15/2025 400 469
5.00%, 11/15/2032 1,000 1,286
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
6.13%, 01/01/2029
(d)
845 849
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.01%, 11/01/2044
(b)
1,200 1,200
5.25%, 08/01/2037 3,000 3,859
New York City Water & Sewer System
0.01%, 06/15/2045
(b)
1,100 1,100
0.01%, 06/15/2050
(b)
900 900
4.00%, 06/15/2037 2,800 3,410
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 254
5.00%, 06/01/2036 740 850
5.00%, 06/01/2041 400 454
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,033
5.00%, 09/15/2040 1,000 1,047
5.00%, 12/15/2041 1,000 1,036
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,313
5.00%, 07/01/2033 1,200 1,431

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
$ 140 $ 140
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,184
5.00%, 12/01/2027 1,000 1,266
5.00%, 12/01/2028 1,100 1,416
5.00%, 12/01/2029 1,200 1,570
5.00%, 01/01/2032 7,200 8,660
5.00%, 12/01/2034 2,000 2,650
5.00%, 10/01/2035 2,000 2,507
5.00%, 01/01/2036 3,200 3,794
5.00%, 10/01/2040 2,000 2,470
5.25%, 01/01/2050 3,125 3,537
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,923
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 57
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 2,675
$ 62,493
North Carolina - 3.00%
City of Charlotte NC
5.00%, 06/01/2029 5,790 7,862
City of Raleigh NC Combined Enterprise System
Revenue
5.00%, 03/01/2031 1,000 1,004
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,084
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 5,042
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,303
5.00%, 05/01/2034 1,150 1,493
University of North Carolina at Chapel Hill
5.00%, 02/01/2032 1,310 1,687
$ 20,475
Ohio - 3.22%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,712
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 3,000 3,653
5.00%, 06/01/2055 7,200 8,390
City of Cincinnati OH
5.00%, 12/01/2032 815 868
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,580
5.00%, 01/01/2046 2,500 2,714
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 1,122
4.50%, 01/15/2048
(a)
850 958
$ 21,997
Oklahoma - 0.19%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,298
Oregon - 0.56%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 550
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 2,970 3,280
$ 3,830
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania - 4.44%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 $ 1,000 $ 1,066
5.13%, 05/01/2030 1,030 1,142
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,261
5.00%, 02/01/2039 1,000 1,257
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,796
5.00%, 06/01/2033 2,000 2,517
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(b)
2,000 2,209
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(b)
2,250 2,282
3.25%, 08/01/2039
(a)
1,200 1,226
5.75%, 06/01/2036
(a)
1,750 1,727
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,645
5.00%, 12/01/2036 1,725 2,127
5.25%, 12/01/2044 5,000 6,442
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(d)
400 574
$ 30,271
South Carolina - 0 .23%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,595
South Dakota - 0.22%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,501
Tennessee - 1.96%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 5,010 5,901
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 6,326
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,163
$ 13,390
Texas - 9.15%
Calhoun County Navigation Industrial
Development Authority
7.00%, 07/27/2021
(a),(b)
3,000 3,000
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,296
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,469
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,277
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 2,163
6.63%, 07/15/2038 2,000 2,068
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,368
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,071
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 3,050
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,145
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,650 2,750
4.00%, 01/01/2050
(a)
500 520

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 $ 100 $ 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,365
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2031
(f)
1,200 1,629
5.00%, 12/15/2032
(f)
1,000 1,375
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,560 13,829
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,554
4.00%, 06/30/2035 1,000 1,199
5.00%, 12/31/2032 4,000 5,172
7.00%, 12/31/2038 1,000 1,152
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,347
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,300 1,542
$ 62,441
Utah - 1.43%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,230
5.00%, 10/15/2032 4,385 5,290
5.00%, 10/15/2037 1,500 1,785
5.38%, 10/15/2040 1,200 1,456
$ 9,761
Virginia - 5.00%
Amelia County Industrial Development Authority
3.00%, 04/01/2027
(b)
6,500 6,530
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,135
6.00%, 07/01/2044 1,000 1,124
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,901
5.00%, 10/01/2039 1,500 1,897
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,269
King George County Economic Development
Authority
2.50%, 06/01/2023
(b)
1,600 1,682
Norfolk Economic Development Authority
0.04%, 11/01/2034
(b)
1,260 1,260
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,525
Virginia College Building Authority
4.00%, 02/01/2039 5,000 6,118
5.00%, 02/01/2029 5,000 6,714
$ 34,155
Washington - 0.99%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,725
Wisconsin - 1.27%
City of Superior WI
5.38%, 11/01/2021 750 753
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Public Finance Authority
5.00%, 01/01/2024 $ 2,500 $ 2,778
5.00%, 12/01/2025 3,000 3,535
5.00%, 10/01/2043
(a)
1,500 1,628
$ 8,694
TOTAL MUNICIPAL BONDS $ 678,963
Total Investments $ 689,627
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.97)%
Notes with interest rates of 0.07% - 0.30% at
January 31, 2021 and contractual maturities of
collateral from 2023-2036.
(g)
$ (20,253) (20,253)
Total Net Investments $ 669,374
Other Assets and Liabilities -  1.93% 13,141
TOTAL NET ASSETS - 100.00% $ 682,515
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,665 or 7.72% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund. See accompanying notes for additional information.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 79.80%
General Obligation Unlimited 9.03%
Insured 5.73%
Prerefunded 1.68%
Investment Companies 1.56%
General Obligation Limited 1.09%
Special Assessment 0.68%
Tax Allocation 0.64%
Revenue Notes 0.44%
Special Tax 0.30%
Certificate Participation 0.09%
Liability For Floating Rate Notes Issued (2.97)%
Other Assets and Liabilities
1.93%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
January 31, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

January 31, 2021 (unaudited)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime
2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund,
Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income
Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”)
invest in R-6 and Institutional shares of other series of Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The SAM Portfolios also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.
California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre
Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High
Quality Bond Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International
Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap
Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Overseas Fund, Principal Capital Appreciation Fund, Real Estate
Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund
II and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Principal Lifetime Funds, Principal Lifetime Hybrid Funds,
and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of
Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in
American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

January 31, 2021 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which may be included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in a significantly higher fair value measurement. A significant increase in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of January 31, 2020 in valuing the Funds' securities carried at value (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 2,686 $ — $ — $ 2,686
Municipal Bonds* — 709,573 — 709,573
Total investments in securities $ 2,686 $ 709,573 $ — $ 712,259

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Fixed Income Fund
Bonds* $ — $ 6,171,650 $ — $ 6,171,650
Common Stocks
Energy 5,995 — — 5,995
Industrial — — 20,457 20,457
Investment Companies 774,570 — — 774,570
Senior Floating Rate Interests* — 57,601 — 57,601
U.S. Government & Government Agency Obligations* — 3,632,957 — 3,632,957
Total investments in securities $ 780,565 $ 9,862,208 $ 20,457 $ 10,663,230
Core Plus Bond Fund
Bonds* — 452,217 507 452,724
Common Stocks
Consumer, Cyclical 44 — — 44
Energy 210 352 2 564
Investment Companies 78,965 — — 78,965
Preferred Stocks
Government — 3,868 — 3,868
Senior Floating Rate Interests* — 9,454 — 9,454
U.S. Government & Government Agency Obligations* — 274,971 — 274,971
Total investments in securities $ 79,219 $ 740,862 $ 509 $ 820,590
Assets
Interest Rate Contracts
Futures** 9 — — 9
Liabilities
Interest Rate Contracts
Futures** (48) — — (48)
Diversified International Fund
Common Stocks
Basic Materials 48,162 509,005 — 557,167
Communications 231,931 794,525 — 1,026,456
Consumer, Cyclical 206,365 2,046,580 — 2,252,945
Consumer, Non-cyclical 144,393 1,709,728 — 1,854,121
Energy 158,543 474,243 — 632,786
Financial 601,891 1,715,963 — 2,317,854
Industrial 105,991 1,604,429 — 1,710,420
Technology — 1,657,295 — 1,657,295
Utilities 54,784 273,872 — 328,656
Investment Companies 175,039 — — 175,039
Total investments in securities $ 1,727,099 $ 10,785,640 $ — $ 12,512,739
Equity Income Fund
Common Stocks* 9,510,371 — — 9,510,371
Investment Companies 222,737 — — 222,737
Total investments in securities $ 9,733,108 $ — $ — $ 9,733,108
Finisterr e Unconstrained Emerging Markets Bond Fund
Bonds* — 205,685 — 205,685
Credit Linked Structured Notes* — 23,755 — 23,755
Investment Companies 47,798 — — 47,798
Total investments in securities $ 47,798 $ 229,440 $ — $ 277,238
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 663 — 663
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 171 — 171
Total Return Swaps — 289 — 289
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (710) — (710)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (4) — (4)

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Unconstrained Emerging Markets Bond Fund
Total Return Swaps $ — $ (13) $ — $ (13)
Global Diversified Income Fund
Bonds* — 2,958,268 104,986 3,063,254
Common Stocks
Basic Materials 17,503 23,277 27,585 68,365
Communications 42,302 19,881 — 62,183
Consumer, Cyclical 36,685 33,514 4 70,203
Consumer, Non-cyclical 31,849 45,291 13,036 90,176
Diversified — 1,571 — 1,571
Energy 31,469 28,060 191 59,720
Financial 302,831 142,636 — 445,467
Industrial 51,407 54,541 — 105,948
Technology 24,845 10,329 6,279 41,453
Utilities 239,143 27,010 — 266,153
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 2,754 — — 2,754
Credit Linked Structured Notes* — 4,566 — 4,566
Investment Companies 152,076 — — 152,076
Preferred Stocks
Communications 1,660 — — 1,660
Consumer, Non-cyclical — 1,040 — 1,040
Energy 1,006 — — 1,006
Financial 33,636 4,932 — 38,568
Government — 11,580 — 11,580
Utilities 15,652 147 — 15,799
Senior Floating Rate Interests* — 320,114 35,440 355,554
Total investments in securities $ 984,818 $ 3,687,105 $ 187,521 $ 4,859,444
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 492 — 492
Interest Rate Contracts
Total Return Swaps — 144 — 144
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (729) — (729)
Global Real Estate Securities Fund
Common Stocks
Communications 25,255 22,444 — 47,699
Consumer, Cyclical 19,637 48,293 — 67,930
Financial 1,706,804 1,240,885 — 2,947,689
Industrial — 31,127 — 31,127
Investment Companies 38,859 — — 38,859
Total investments in securities $ 1,790,555 $ 1,342,749 $ — $ 3,133,304
Government & High Quality Bond Fund
Bonds* — 345,279 — 345,279
Investment Companies 240,000 — — 240,000
U.S. Government & Government Agency Obligations* — 1,345,587 — 1,345,587
Total investments in securities $ 240,000 $ 1,690,866 $ — $ 1,930,866
Assets
Interest Rate Contracts
Futures** 1,172 — — 1,172
High Income Fund
Bonds* — 2,786,728 17,787 2,804,515
Common Stocks
Communications — — — —
Consumer, Cyclical — — — —
Consumer, Non-cyclical — — 3,434 3,434
Industrial 3,484 — — 3,484
Technology — — 5,151 5,151

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Income Fund
Utilities $ — $ — $ — $ —
Investment Companies 132,756 — — 132,756
Preferred Stocks — — — —
Senior Floating Rate Interests* — 404,364 — 404,364
Total investments in securities $ 136,240 $ 3,191,092 $ 26,372 $ 3,353,704
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (24) — (24)
Foreign Exchange Contracts
Foreign Currency Contracts — (138) — (138)
High Yield Fund
Bonds* — 2,713,656 5,482 2,719,138
Common Stocks
Consumer, Cyclical 767 — — 767
Energy 9,598 6,468 60 16,126
Convertible Bonds* — — — —
Investment Companies 124,200 — — 124,200
Senior Floating Rate Interests* — 286,832 — 286,832
Total investments in securities $ 134,565 $ 3,006,956 $ 5,542 $ 3,147,063
Inflation Protection Fund
Bonds* — 79,854 — 79,854
Investment Companies 33,817 — — 33,817
U.S. Government & Government Agency Obligations* — 1,748,651 — 1,748,651
Purchased Options 204 — — 204
Purchased Interest Rate Swaptions — 5,816 — 5,816
Purchased Capped Options — 706 — 706
Total investments in securities $ 34,021 $ 1,835,027 $ — $ 1,869,048
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 1,462 — 1,462
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 21,225 — 21,225
Futures** 345 — — 345
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (522) — (522)
Interest Rate Contracts
Capped Options — (459) — (459)
Exchange Cleared Interest Rate Swaps** — (15,256) — (15,256)
Futures** (65) — — (65)
Interest Rate Swaps — (56) — (56)
Interest Rate Swaptions — (7,807) — (7,807)
Written Options (428) — — (428)
International Emerging Markets Fund
Common Stocks
Basic Materials — 14,246 — 14,246
Communications 3,892 51,011 — 54,903
Consumer, Cyclical 7,747 27,996 — 35,743
Consumer, Non-cyclical 7,052 26,519 — 33,571
Diversified — 1,456 — 1,456
Energy 2,684 9,668 — 12,352
Financial 9,704 42,118 — 51,822
Industrial 3,910 23,692 — 27,602
Technology 2,390 64,290 — 66,680
Utilities — 4,588 — 4,588
Investment Companies 5,889 — — 5,889
Preferred Stocks
Energy 2,254 — — 2,254
Technology — 870 — 870
Total investments in securities $ 45,522 $ 266,454 $ — $ 311,976

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Fund I
Common Stocks
Basic Materials $ — $ 22,075 $ — $ 22,075
Communications 13,664 18,113 — 31,777
Consumer, Cyclical 3,999 46,549 — 50,548
Consumer, Non-cyclical 4,429 27,337 — 31,766
Energy — 6,407 — 6,407
Financial 13,744 55,523 — 69,267
Industrial 3,300 47,029 — 50,329
Technology 8,329 44,191 — 52,520
Utilities — 12,863 — 12,863
Investment Companies 7,329 — — 7,329
Total investments in securities $ 54,794 $ 280,087 $ — $ 334,881
LargeCap Growth Fund I
Common Stocks
Basic Materials 187,252 — — 187,252
Communications 2,985,339 55,415 — 3,040,754
Consumer, Cyclical 769,350 — — 769,350
Consumer, Non-cyclical 3,168,588 — — 3,168,588
Energy 3,389 — — 3,389
Financial 684,852 — — 684,852
Industrial 503,535 — — 503,535
Technology 3,352,253 2,883 7,682 3,362,818
Utilities 47,207 — — 47,207
Convertible Preferred Stocks
Basic Materials — — 4,277 4,277
Communications — — 6,436 6,436
Consumer, Cyclical — — 127,215 127,215
Technology — — 37,042 37,042
Investment Companies 179,839 — — 179,839
Total investments in securities $ 11,881,604 $ 58,298 $ 182,652 $ 12,122,554
Liabilities
Equity Contracts
Futures** (1,368) — — (1,368)
LargeCap S&P 500 Index Fund
Common Stocks* 5,250,785 — — 5,250,785
Investment Companies 183,342 — — 183,342
Total investments in securities $ 5,434,127 $ — $ — $ 5,434,127
Liabilities
Equity Contracts
Futures** (2,728) — — (2,728)
LargeCap Value Fund III
Common Stocks* 2,247,980 — — 2,247,980
Investment Companies 72,429 — — 72,429
Total investments in securities $ 2,320,409 $ — $ — $ 2,320,409
Liabilities
Equity Contracts
Futures** (275) — — (275)
MidCap Fund
Common Stocks
Basic Materials 124,519 — — 124,519
Communications 2,034,772 — — 2,034,772
Consumer, Cyclical 4,762,147 — — 4,762,147
Consumer, Non-cyclical 2,544,100 — — 2,544,100
Diversified — 40,383 — 40,383
Financial 4,850,218 — — 4,850,218
Industrial 2,794,492 — — 2,794,492
Technology 2,676,982 — — 2,676,982

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Fund
Utilities $ 576,748 $ — $ — $ 576,748
Investment Companies 2 — — 2
Total investments in securities $ 20,363,980 $ 40,383 $ — $ 20,404,363
MidCap Growth Fund
Common Stocks* 261,095 — — 261,095
Investment Companies 9,280 — — 9,280
Total investments in securities $ 270,375 $ — $ — $ 270,375
MidCap Growth Fund III
Common Stocks* 1,036,074 — — 1,036,074
Investment Companies 22,969 — — 22,969
Total investments in securities $ 1,059,043 $ — $ — $ 1,059,043
Liabilities
Equity Contracts
Futures** (118) — — (118)
MidCap S&P 400 Index Fund
Common Stocks* 1,192,609 — — 1,192,609
Investment Companies 12,896 — — 12,896
Total investments in securities $ 1,205,505 $ — $ — $ 1,205,505
Liabilities
Equity Contracts
Futures** (109) — — (109)
MidCap Value Fund I
Common Stocks* 2,246,582 — — 2,246,582
Investment Companies 90,902 — — 90,902
Total investments in securities $ 2,337,484 $ — $ — $ 2,337,484
Liabilities
Equity Contracts
Futures** (741) — — (741)
Overseas Fund
Common Stocks
Basic Materials — 137,746 — 137,746
Communications 11,735 19,480 — 31,215
Consumer, Cyclical 39,191 352,722 — 391,913
Consumer, Non-cyclical 22,553 363,785 — 386,338
Diversified — 1,189 — 1,189
Energy 44,996 100,872 — 145,868
Financial 28,990 655,205 — 684,195
Industrial — 449,278 — 449,278
Technology 248 128,690 — 128,938
Utilities — 146,226 — 146,226
Investment Companies 26,406 — — 26,406
Preferred Stocks
Basic Materials — 75 — 75
Consumer, Cyclical — 55,923 — 55,923
Consumer, Non-cyclical — 638 — 638
Total investments in securities $ 174,119 $ 2,411,829 $ — $ 2,585,948
Liabilities
Equity Contracts
Futures** (514) — — (514)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 32,395 — — 32,395
Communications 270,267 — — 270,267
Consumer, Cyclical 212,441 — — 212,441
Consumer, Non-cyclical 376,655 — — 376,655
Energy 53,546 — — 53,546

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Fund
Financial $ 301,105 $ — $ — $ 301,105
Industrial 161,909 19,552 — 181,461
Technology 452,694 — — 452,694
Utilities 54,974 — — 54,974
Investment Companies 14,410 — — 14,410
Total investments in securities $ 1,930,396 $ 19,552 $ — $ 1,949,948
Principal LifeTime 2010 Fund
Investment Companies 727,786 — — 727,786
Total investments in securities $ 727,786 $ — $ — $ 727,786
Principal LifeTime 2015 Fund
Investment Companies 372,318 — — 372,318
Total investments in securities $ 372,318 $ — $ — $ 372,318
Principal LifeTime 2020 Fund
Investment Companies 3,748,700 — — 3,748,700
Total investments in securities $ 3,748,700 $ — $ — $ 3,748,700
Principal LifeTime 2025 Fund
Investment Companies 1,673,246 — — 1,673,246
Total investments in securities $ 1,673,246 $ — $ — $ 1,673,246
Principal LifeTime 2030 Fund
Investment Companies 5,862,664 — — 5,862,664
Total investments in securities $ 5,862,664 $ — $ — $ 5,862,664
Principal LifeTime 2035 Fund
Investment Companies 1,456,370 — — 1,456,370
Total investments in securities $ 1,456,370 $ — $ — $ 1,456,370
Principal LifeTime 2040 Fund
Investment Companies 4,233,850 — — 4,233,850
Total investments in securities $ 4,233,850 $ — $ — $ 4,233,850
Principal LifeTime 2045 Fund
Investment Companies 1,099,060 — — 1,099,060
Total investments in securities $ 1,099,060 $ — $ — $ 1,099,060
Principal LifeTime 2050 Fund
Investment Companies 2,602,719 — — 2,602,719
Total investments in securities $ 2,602,719 $ — $ — $ 2,602,719
Principal LifeTime 2055 Fund
Investment Companies 605,678 — — 605,678
Total investments in securities $ 605,678 $ — $ — $ 605,678
Principal LifeTime 2060 Fund
Investment Companies 522,233 — — 522,233
Total investments in securities $ 522,233 $ — $ — $ 522,233
Principal LifeTime 2065 Fund
Investment Companies 43,825 — — 43,825
Total investments in securities $ 43,825 $ — $ — $ 43,825

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2015 Fund
Investment Companies $ 116,280 $ — $ — $ 116,280
Total investments in securities $ 116,280 $ — $ — $ 116,280
Principal LifeTime Hybrid 2020 Fund
Investment Companies 390,287 — — 390,287
Total investments in securities $ 390,287 $ — $ — $ 390,287
Principal LifeTime Hybrid 2025 Fund
Investment Companies 365,779 — — 365,779
Total investments in securities $ 365,779 $ — $ — $ 365,779
Principal LifeTime Hybrid 2030 Fund
Investment Companies 391,882 — — 391,882
Total investments in securities $ 391,882 $ — $ — $ 391,882
Principal LifeTime Hybrid 2035 Fund
Investment Companies 290,057 — — 290,057
Total investments in securities $ 290,057 $ — $ — $ 290,057
Principal LifeTime Hybrid 2040 Fund
Investment Companies 277,733 — — 277,733
Total investments in securities $ 277,733 $ — $ — $ 277,733
Principal LifeTime Hybrid 2045 Fund
Investment Companies 184,071 — — 184,071
Total investments in securities $ 184,071 $ — $ — $ 184,071
Principal LifeTime Hybrid 2050 Fund
Investment Companies 144,678 — — 144,678
Total investments in securities $ 144,678 $ — $ — $ 144,678
Principal LifeTime Hybrid 2055 Fund
Investment Companies 64,242 — — 64,242
Total investments in securities $ 64,242 $ — $ — $ 64,242
Principal LifeTime Hybrid 2060 Fund
Investment Companies 22,219 — — 22,219
Total investments in securities $ 22,219 $ — $ — $ 22,219
Principal LifeTime Hybrid 2065 Fund
Investment Companies 5,418 — — 5,418
Total investments in securities $ 5,418 $ — $ — $ 5,418
Principal LifeTime Hybrid Income Fund
Investment Companies 72,090 — — 72,090
Total investments in securities $ 72,090 $ — $ — $ 72,090
Principal LifeTime Strategic Income Fund
Investment Companies 454,207 — — 454,207
Total investments in securities $ 454,207 $ — $ — $ 454,207
Real Estate Securities Fund
Common Stocks* 4,886,280 — — 4,886,280
Investment Companies 44,073 — — 44,073
Total investments in securities $ 4,930,353 $ — $ — $ 4,930,353

January 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies $ 4,632,062 $ — $ — $ 4,632,062
Total investments in securities $ 4,632,062 $ — $ — $ 4,632,062
SAM Conservative Balanced Portfolio
Investment Companies 1,767,337 — — 1,767,337
Total investments in securities $ 1,767,337 $ — $ — $ 1,767,337
SAM Conservative Growth Portfolio
Investment Companies 3,131,334 — — 3,131,334
Total investments in securities $ 3,131,334 $ — $ — $ 3,131,334
SAM Flexible Income Portfolio
Investment Companies 2,826,347 — — 2,826,347
Total investments in securities $ 2,826,347 $ — $ — $ 2,826,347
SAM Strategic Growth Portfolio
Investment Companies 2,016,442 — — 2,016,442
Total investments in securities $ 2,016,442 $ — $ — $ 2,016,442
Short-Term Income Fund
Bonds* — 5,241,777 — 5,241,777
Investment Companies 47,677 — — 47,677
U.S. Government & Government Agency Obligations* — 637,072 — 637,072
Total investments in securities $ 47,677 $ 5,878,849 $ — $ 5,926,526
Assets
Interest Rate Contracts
Futures** 91 — — 91
SmallCap Fund
Common Stocks
Basic Materials 30,412 — — 30,412
Communications 20,659 — — 20,659
Consumer, Cyclical 137,724 — — 137,724
Consumer, Non-cyclical 257,236 — — 257,236
Diversifed 592 — — 592
Diversified 17,569 — — 17,569
Energy 17,222 — — 17,222
Financial 177,070 — — 177,070
Industrial 140,338 — — 140,338
Technology 130,420 — — 130,420
Utilities 14,843 — — 14,843
Investment Companies 37,937 — — 37,937
Total investments in securities $ 982,022 $ — $ — $ 982,022
SmallCap Growth Fund I
Common Stocks
Basic Materials 27,213 — — 27,213
Communications 136,620 — — 136,620
Consumer, Cyclical 415,618 — — 415,618
Consumer, Non-cyclical 907,557 — 14 907,571
Energy 65,741 — — 65,741
Financial 196,923 — — 196,923
Industrial 400,591 — — 400,591
Technology 576,971 — — 576,971
Utilities 5,018 — — 5,018
Investment Companies 109,189 — — 109,189
Total investments in securities $ 2,841,441 $ — $ 14 $ 2,841,455
Liabilities
Equity Contracts
Futures** (880) — — (880)

January 31, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap S&P 600 Index Fund
Common Stocks* $ 1,276,897 $ — $ — $ 1,276,897
Investment Companies 54,839 — — 54,839
Total investments in securities $ 1,331,736 $ — $ — $ 1,331,736
Liabilities
Equity Contracts
Futures** (843) — — (843)
SmallCap Value Fund II
Common Stocks
Basic Materials 47,568 1 — 47,569
Communications 35,104 — 1 35,105
Consumer, Cyclical 188,698 — — 188,698
Consumer, Non-cyclical 130,378 — 4 130,382
Diversified 14 — — 14
Energy 62,255 — — 62,255
Financial 285,244 — — 285,244
Government 37 — — 37
Industrial 196,350 — — 196,350
Technology 98,502 — — 98,502
Utilities 23,158 — — 23,158
Investment Companies 42,278 — — 42,278
Total investments in securities $ 1,109,586 $ 1 $ 5 $ 1,109,592
Liabilities
Equity Contracts
Futures** (136) — — (136)
Tax-Exempt Bond Fund
Investment Companies 10,664 — — 10,664
Municipal Bonds* — 6 78,963 — 678,963
Total investments in securities $ 10,664 $ 6 78,963 $ — $ 689,627
Fund Asset Type
Fair Value as of
January 31, 2021 Valuation Technique Unobservable Input
Input Valuations (weighted
average)*
Global Diversified
Income Fund
Bonds $ 104,738 Yield Analysis Yield to Maturity 8.3 – 11.0% (10.2%)
248 Liquidation Analysis Discount Rate 7.7%
Common Stocks 40,621 Enterprise Valuation Model EBITDA Multiples 5.5 – 8.5x (6.8x)
Discounted Cash Flow Discount Rate 10.4 – 14.2% (11.7%)
Common Stocks 191 Liquidation Analysis Available Cash $ 10,200,000
Common Stocks 6,283 Indicative Market Quotations Broker Quote $ 0.05 – 170.00 ($169.90)
Senior Floating
Rate Interests
35,440 Yield Analysis Yield to Maturity 9.0%
$ 187,521
LargeCap Growth
Fund I
Common Stocks 7,682 Precedent Transactions Direct Offering Price $ 15.69 – 62.28 (39.92)
Convertible
Preferred Stocks
174,970 Precedent Transactions Direct Offering Price $ 2.30 – 85.87 (41.32)
Precedent Transactions Discount Rate 90%
$ 182,652

January 31, 2021 (unaudited)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing services
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
The Funds' Schedules of Investments as of January 31, 2021 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Fair Value
October
31, 2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers into
Level 3*
Transfers Out of
Level 3**
Fair Value
January 31,
2021
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments Held
at January 31,
2021
Global Diversified Income Fund
Bonds $ 103,557 $ — $ (13,603) $ 15,032 $ — $ — $ — $ 104,986 $ (12,146)
Common Stock
Basic Materials 25,674 — 1,911 — — — — 27,585 1,911
Consumer,
ss Cyclical 4 — — — — — — 4 —
Consumer,
ss Non-Cyclical 7,568 — 5,468 — — — — 13,036 5,468
Energy 191 — — — — — — 191 —
Technology 6,279 — — — — — — 6,279 —
Senior Floating
Rates Interests 35,440 — — — — — — 35,440 —
Total
$ 178,713 $ — $ (6,224) $ 15,032 $ — $ — $ — $ 187,521 $ (4,767)
LargeCap Growth Fund I
Common Stock
Technology $ 1,791 $ — $ 1,598 $ 4,293 $ — $ — $ — $ 7,682 $ 1,598
Convertible Preferred Stock
Basic Materials — — — 4,277 — — — 4,277 —
Communicationns 15,285 — (1,168) — (7,681) — — 6,436 (1,168)
Consumer,
ss Cyclical 18,800 — 63,825 12,918 — 31,672 — 127,215 63,825
Technology 8,027 — 18,049 — — 10,966 — 37,042 18,049
Total
$ 43,903 $ — $ 82,304 $ 21,488 $ (7,681) $ 42,638 $ — $ 182,652 $ 82,304